UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03738

VALIC Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: May 31

Date of reporting period: August 31, 2016

Item 1. Schedule of Investments.

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS - August 31, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES - 1.1%
Diversified Financial Services - 1.1%

American Express Credit Account Master Trust FRS Series 2014-1, Class A 0.85% due 12/15/2021	$25,000	$25,075
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 2.06% due 10/25/2034	68,568	64,783
BA Credit Card Trust Series 2015-A2,Class A 1.36% due 09/15/2020	79,000	79,203
Capital One Multi-Asset Execution Trust Series 2016-A4, Class A4 1.33% due 06/15/2022	25,000	24,994
CGGS Commercial Mtg. Trust Series 2016-RNDA, Class AFX 2.76% due 02/10/2033*(1)	100,000	101,527
Chase Issuance Trust FRS Series 2014-A5, Class A5 0.88% due 04/15/2021	78,000	78,140
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(1)	95,000	97,745
Core Industrial Trust Series 2015-CALW, Class A 3.04% due 02/10/2034*(1)	91,000	95,937
Discover Card Execution Note Trust Series 2015-A4, Class A4 2.19% due 04/17/2023	85,000	87,349
Ford Credit Auto Owner Trust Series 2014-C,Class B 1.97% due 04/15/2020	52,000	52,383
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	24,000	24,765
Honda Auto Receivables Owner Trust Series 2016-2, Class A4 1.62% due 08/15/2022	30,000	30,191
Hudson Yards Mtg. Trust Series 2016-10HY, Class A 2.84% due 08/10/2038*(1)	130,000	133,825
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(1)	100,000	104,486
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(3)	97,874	98,173
Taco Bell Funding LLC Series 2016-1A, Class A2I 3.83% due 05/25/2046*	30,000	30,409
Taco Bell Funding LLC Series 2016-1A, Class A2II 4.38% due 05/25/2046*	30,000	30,814
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.79% due 11/25/2034(3)	17,184	17,171
WF-RBS Commercial Mtg. Trust Series 2014-C25, Class A2 2.93% due 11/15/2047(1)	600,000	623,867

Total Asset Backed Securities
(cost $1,781,210)		1,800,837

U.S. CORPORATE BONDS & NOTES - 17.7%
Advertising Agencies - 0.1%

Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	37,000	40,056
Omnicom Group, Inc. Company Guar. Notes 3.60% due 04/15/2026	72,000	76,700

		116,756

Aerospace/Defense - 0.2%

BAE Systems Holdings, Inc. Company Guar. Notes 3.80% due 10/07/2024*	90,000	95,205
BAE Systems Holdings, Inc. Company Guar. Notes 4.75% due 10/07/2044*	25,000	28,001
Boeing Co. Senior Notes 0.95% due 05/15/2018	92,000	91,889
Boeing Co. Senior Notes 2.20% due 10/30/2022	77,000	78,743
General Dynamics Corp. Company Guar. Notes 2.13% due 08/15/2026	55,000	54,358

		348,196

Aerospace/Defense-Equipment - 0.2%

Harris Corp. Senior Notes 4.85% due 04/27/2035	92,000	102,910
Harris Corp. Senior Notes 5.05% due 04/27/2045	87,000	101,688
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	29,000	29,870
Spirit AeroSystems, Inc. Company Guar. Notes 3.85% due 06/15/2026	14,000	14,544
Triumph Group, Inc. Company Guar. Notes 5.25% due 06/01/2022	26,000	24,895

		273,907

Agricultural Operations - 0.0%

Archer-Daniels-Midland Co. Senior Notes 2.50% due 08/11/2026	51,000	51,359

Airlines - 0.1%

Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2018(4)(6)	2,671	2,680

United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	118,868	120,057

		122,737

Appliances - 0.0%

Whirlpool Corp. Senior Notes 4.50% due 06/01/2046	52,000	57,011

Applications Software - 0.2%

Microsoft Corp. Senior Notes 1.30% due 11/03/2018	83,000	83,514
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	76,000	76,403
Microsoft Corp. Senior Notes 3.45% due 08/08/2036	79,000	81,219
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	78,000	81,047

		322,183

Auto-Cars/Light Trucks - 0.8%

American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017	88,000	88,183
American Honda Finance Corp. Senior Notes 1.20% due 07/12/2019	112,000	111,763
BMW US Capital LLC Company Guar. Notes 1.50% due 04/11/2019*	78,000	78,380
Daimler Finance North America LLC Company Guar. Notes 1.38% due 08/01/2017*	158,000	158,343
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	158,000	162,250
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	58,000	58,087
Ford Motor Credit Co. LLC Senior Notes 2.02% due 05/03/2019	200,000	201,130
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023	200,000	202,433
Hyundai Capital America Senior Notes 2.40% due 10/30/2018*	199,000	201,955
Toyota Motor Credit Corp. Senior Notes 2.00% due 10/24/2018	63,000	64,021

		1,326,545

Auto-Heavy Duty Trucks - 0.1%

JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	41,000	44,075
PACCAR Financial Corp. Senior Notes 1.65% due 02/25/2019	27,000	27,260
PACCAR Financial Corp. Senior Notes 2.20% due 09/15/2019	96,000	98,189

		169,524

Banks-Commercial - 0.7%

BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	190,000	197,624
Citizens Bank NA Senior Notes 2.55% due 05/13/2021	268,000	272,933
Fifth Third Bank Senior Notes 2.30% due 03/15/2019	205,000	208,756
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	242,000	246,721
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021	91,000	94,409
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	131,000	170,252

		1,190,695

Banks-Fiduciary - 0.1%

Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	207,000	214,165

Banks-Super Regional - 0.2%

Capital One Financial Corp. Sub. Notes 3.75% due 07/28/2026	43,000	43,205
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	150,000	165,736
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	13,000	13,879
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	18,000	20,559

		243,379

Brewery - 0.4%

Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 1.90% due 02/01/2019	62,000	62,640
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	116,000	119,622

Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	50,000	52,506
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	98,000	113,725
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	35,000	42,452
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 1.38% due 07/15/2017	188,000	188,409
Molson Coors Brewing Co. Company Guar. Notes 3.00% due 07/15/2026	30,000	30,382
Molson Coors Brewing Co. Company Guar. Notes 4.20% due 07/15/2046	48,000	50,705

		660,441

Broadcast Services/Program - 0.0%

Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series A 6.50% due 11/15/2022	61,000	61,686

Building & Construction Products-Misc. - 0.0%

Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	54,000	59,198

Building & Construction-Misc. - 0.0%

Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	38,000	34,960

Building Products-Wood - 0.1%

Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024*	45,000	45,900
Masco Corp. Senior Notes 4.45% due 04/01/2025	123,000	131,302

		177,202

Cable/Satellite TV - 0.4%

Block Communications, Inc. Senior Notes 7.25% due 02/01/2020*	52,000	53,560
Cable One, Inc. Company Guar. Notes 5.75% due 06/15/2022*	85,000	89,463
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	135,000	144,450
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020*	67,000	70,111
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035*	52,000	62,177
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045*	32,000	39,326
Comcast Corp. Company Guar. Notes 2.35% due 01/15/2027	56,000	55,504
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	58,000	57,896
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	58,000	56,950
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026*	79,000	84,292

		713,729

Casino Hotels - 0.1%

Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020	90,000	91,350
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	58,000	59,595
Golden Nugget Escrow, Inc. Senior Notes 8.50% due 12/01/2021*	40,000	41,800

		192,745

Cellular Telecom - 0.2%

Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	222,000	219,502
T-Mobile USA, Inc. Company Guar. Notes 6.54% due 04/28/2020	51,000	52,658

		272,160

Chemicals-Diversified - 0.1%

Westlake Chemical Corp. Company Guar. Notes 3.60% due 08/15/2026*	62,000	62,016
Westlake Chemical Corp. Company Guar. Notes 5.00% due 08/15/2046*	83,000	85,188

		147,204

Chemicals-Plastics - 0.0%

A. Schulman, Inc. Company Guar. Notes 6.88% due 06/01/2023*#	63,000	63,315

Chemicals-Specialty - 0.0%

Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	45,000	61,422

Coal - 0.0%

SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020	71,000	65,143

Coatings/Paint - 0.1%

RPM International, Inc. Senior Notes 5.25% due 06/01/2045	154,000	164,322

Commercial Services-Finance - 0.0%

Automatic Data Processing, Inc. Senior Notes 2.25% due 09/15/2020	47,000	48,619

Computer Services - 0.2%

Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*	35,000	33,687
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	66,000	56,430
Hewlett Packard Enterprise Co. Senior Bonds 4.90% due 10/15/2025*	50,000	53,448
Hewlett Packard Enterprise Co. Senior Bonds 6.20% due 10/15/2035*	97,000	101,794

		245,359

Computer Software - 0.0%

Rackspace Hosting, Inc. Company Guar. Notes 6.50% due 01/15/2024*	55,000	57,756

Computers - 0.5%

Apple, Inc. Senior Notes 2.45% due 08/04/2026	58,000	58,155
Apple, Inc. Senior Notes 2.85% due 05/06/2021	97,000	102,382
Apple, Inc. Senior Notes 2.85% due 02/23/2023	95,000	99,812
Apple, Inc. Senior Notes 3.85% due 08/04/2046	42,000	43,830
Apple, Inc. Senior Notes 4.50% due 02/23/2036	40,000	46,223
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	106,000	113,412
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Company Guar. Notes 7.13% due 06/15/2024*	74,000	80,168
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*	102,000	118,488
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	68,000	79,245

		741,715

Computers-Integrated Systems - 0.1%

Diebold, Inc. Company Guar. Notes 8.50% due 04/15/2024*	76,000	77,330

Computers-Memory Devices - 0.0%

Western Digital Corp. Company Guar. Notes 10.50% due 04/01/2024*	55,000	62,150

Consumer Products-Misc. - 0.0%

Kimberly-Clark Corp. Senior Notes 1.85% due 03/01/2020	33,000	33,596

Containers-Metal/Glass - 0.1%

Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	50,000	56,250
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	50,000	52,375

		108,625

Containers-Paper/Plastic - 0.1%

Amcor Finance USA, Inc. Company Guar. Notes 3.63% due 04/28/2026*	102,000	105,519
Brambles USA, Inc. Company Guar. Notes 4.13% due 10/23/2025*	40,000	43,168
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	59,000	61,581

		210,268

Cosmetics & Toiletries - 0.0%

Estee Lauder Cos., Inc. Senior Notes 4.38% due 06/15/2045	27,000	31,585

Data Processing/Management - 0.1%

Fidelity National Information Services, Inc. Senior Notes 4.50% due 08/15/2046	39,000	39,781
Fidelity National Information Services, Inc. Company Guar. Notes 5.00% due 10/15/2025	40,000	45,912

		85,693

Diagnostic Equipment - 0.0%

Danaher Corp. Senior Notes 4.38% due 09/15/2045	38,000	46,065

Distribution/Wholesale - 0.0%

WW Grainger, Inc. Senior Notes 3.75% due 05/15/2046	41,000	43,406

Diversified Banking Institutions - 1.8%

Bank of America Corp. Senior Notes 2.60% due 01/15/2019	63,000	64,412
Bank of America Corp. Senior Notes 2.63% due 10/19/2020	58,000	59,393
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	56,000	58,330
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	78,000	82,686
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	216,000	268,843
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	21,000	25,576
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	41,000	43,488
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	410,000	432,519
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	54,000	64,681
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	51,000	54,088
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	76,000	80,682
Goldman Sachs Group, Inc. Senior Notes 4.75% due 10/21/2045	35,000	40,050
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	11,000	12,110
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	83,000	92,382
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	104,000	130,961
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	102,000	130,086
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019	117,000	119,036
JPMorgan Chase & Co. Senior Notes 2.30% due 08/15/2021	53,000	53,322
JPMorgan Chase & Co. Senior Notes 2.55% due 03/01/2021	100,000	102,152
JPMorgan Chase & Co. Senior Notes 2.70% due 05/18/2023	45,000	45,730
JPMorgan Chase & Co. Senior Notes 2.75% due 06/23/2020	78,000	80,330
JPMorgan Chase & Co. Sub. Notes 4.13% due 12/15/2026	98,000	105,190
JPMorgan Chase & Co. Sub. Notes 4.95% due 06/01/2045	8,000	9,257
Morgan Stanley Senior Notes 2.80% due 06/16/2020	58,000	59,669
Morgan Stanley Senior Notes 3.13% due 07/27/2026	48,000	48,561
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	159,000	168,692
Morgan Stanley Senior Notes 4.75% due 03/22/2017	49,000	49,926
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	236,000	263,945
Morgan Stanley Senior Notes 5.50% due 07/28/2021	86,000	98,596

		2,844,693

Diversified Financial Services - 0.1%

USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*	159,000	162,058

Diversified Manufacturing Operations - 0.4%

General Electric Capital Corp. Senior Notes 1.25% due 05/15/2017	114,000	114,198
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	89,000	121,798
General Electric Co. Senior Notes 2.70% due 10/09/2022	76,000	79,429
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043	95,000	118,832
Textron, Inc. Senior Notes 4.00% due 03/15/2026	77,000	81,346
Textron, Inc. Senior Notes 4.63% due 09/21/2016	99,000	99,152
Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024	51,000	50,597

		665,352

Electric-Distribution - 0.1%

Entergy Louisiana LLC 1st. Mtg. Bonds 4.95% due 01/15/2045	138,000	146,104

Electric-Integrated - 0.8%

AES Corp. Senior Notes 5.50% due 03/15/2024	114,000	118,275
Arizona Public Service Co. Senior Notes 2.20% due 01/15/2020	46,000	46,729
Black Hills Corp. Senior Notes 3.15% due 01/15/2027	37,000	37,441
Dominion Resources, Inc. Jr. Sub. Notes 2.96% due 07/01/2019	34,000	34,925
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	75,000	86,035
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	55,000	55,552
Duke Energy Progress LLC 1st. Mtg. Bonds 2.80% due 05/15/2022	82,000	85,858
Entergy Arkansas, Inc. 1st. Mtg. Bonds 4.95% due 12/15/2044	69,000	72,981
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	63,000	64,815
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	119,000	155,428
Louisville Gas & Electric Co. 1st. Mtg. Bonds 4.38% due 10/01/2045	12,000	13,967
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	160,000	167,243
South Carolina Electric & Gas Co. 1st. Mtg. Bonds 5.10% due 06/01/2065	56,000	66,691
Southern California Edison Co. 1st. Mtg. Notes 1.13% due 05/01/2017	101,000	101,114
Southern Co. Senior Notes 1.30% due 08/15/2017	82,000	82,081
Talen Energy Supply LLC Senior Notes 4.63% due 07/15/2019*	75,000	70,500
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	49,000	52,235

		1,311,870

Electronic Components-Misc. - 0.0%

Corning, Inc. Senior Notes 1.50% due 05/08/2018	61,000	60,910

Electronic Components-Semiconductors - 0.1%

Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	24,000	24,885
Intel Corp. Senior Notes 1.35% due 12/15/2017	74,000	74,332

		99,217

Electronic Measurement Instruments - 0.1%

FLIR Systems, Inc. Senior Notes 3.13% due 06/15/2021	55,000	56,811
Fortive Corp. Company Guar. Notes 4.30% due 06/15/2046*	47,000	52,378

		109,189

Electronic Parts Distribution - 0.0%

Avnet, Inc. Senior Notes 4.63% due 04/15/2026	41,000	42,622

Energy-Alternate Sources - 0.0%

TerraForm Power Operating LLC Company Guar. Notes 5.88% due 02/01/2023*	60,000	60,450

Enterprise Software/Service - 0.2%

Oracle Corp. Senior Notes 1.90% due 09/15/2021	112,000	112,375
Oracle Corp. Senior Notes 2.65% due 07/15/2026	84,000	84,772
Oracle Corp. Senior Notes 3.85% due 07/15/2036	88,000	92,798
Oracle Corp. Senior Notes 3.90% due 05/15/2035	31,000	32,694

		322,639

Finance-Auto Loans - 0.1%

Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	114,000	121,267
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023	100,000	102,000

		223,267

Finance-Commercial - 0.1%

Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	200,000	191,000

Finance-Consumer Loans - 0.2%

Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021	138,000	115,989
Navient Corp. Senior Notes 5.63% due 08/01/2033	106,000	86,920
OneMain Financial Holdings LLC Company Guar. Notes 6.75% due 12/15/2019*	59,000	61,950

		264,859

Finance-Credit Card - 0.1%

American Express Credit Corp. Senior Notes 2.25% due 05/05/2021	112,000	113,967
Discover Financial Services Senior Notes 3.75% due 03/04/2025	105,000	106,587

		220,554

Finance-Investment Banker/Broker - 0.1%

Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	44,000	3,190
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(4)(6)	71,000	7
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(4)(6)	69,000	7
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	67,000	69,812

		73,016

Finance-Leasing Companies - 0.1%

International Lease Finance Corp. Senior Notes 5.88% due 08/15/2022	64,000	72,240

Finance-Mortgage Loan/Banker - 0.1%

Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	100,000	99,780

Finance-Other Services - 0.2%

National Rural Utilities Cooperative Finance Corp. Senior Notes 0.95% due 04/24/2017	52,000	51,986
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017	143,000	143,069
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.00% due 01/27/2020	103,000	104,431
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	47,000	48,196

		347,682

Firearms & Ammunition - 0.0%

FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	39,000	32,468

Food-Meat Products - 0.0%

JBS USA LLC/JBS USA Finance, Inc. Senior Notes 5.88% due 07/15/2024*	50,000	51,625

Food-Misc./Diversified - 0.1%

Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	34,000	36,779
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	112,000	123,456

		160,235

Food-Retail - 0.0%

Albertsons Cos. LLC/Safeway, Inc. Senior Notes 5.75% due 03/15/2025*	25,000	25,875

Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC Senior Notes 6.63% due 06/15/2024*	43,000	46,165

		72,040

Food-Wholesale/Distribution - 0.0%

C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	36,000	35,100

Footwear & Related Apparel - 0.0%

Wolverine World Wide, Inc. Company Guar. Notes 5.00% due 09/01/2026*	45,000	45,056

Gambling (Non-Hotel) - 0.1%

Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	90,000	83,250

Gas-Distribution - 0.0%

Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043	35,000	38,954

Hazardous Waste Disposal - 0.0%

Clean Harbors, Inc. Company Guar. Notes 5.13% due 06/01/2021	37,000	38,018

Home Decoration Products - 0.1%

Newell Rubbermaid, Inc. Senior Notes 4.20% due 04/01/2026	42,000	45,886
Newell Rubbermaid, Inc. Senior Notes 5.38% due 04/01/2036	30,000	35,830

		81,716

Independent Power Producers - 0.1%

Dynegy, Inc. Company Guar. Notes 7.38% due 11/01/2022	90,000	88,875
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022	90,000	91,912

		180,787

Industrial Gases - 0.0%

Airgas, Inc. Company Guar. Notes 3.05% due 08/01/2020	32,000	33,193

Insurance-Life/Health - 0.3%

Jackson National Life Global Funding Sec. Notes 3.05% due 04/29/2026*	144,000	146,536
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	45,000	49,985
Pricoa Global Funding I Senior Sec. Notes 1.35% due 08/18/2017*	159,000	159,205
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	33,000	33,197
Principal Life Global Funding II Senior Sec. Notes 3.00% due 04/18/2026*	35,000	35,823
Unum Group Senior Notes 5.75% due 08/15/2042	34,000	38,919

		463,665

Insurance-Multi-line - 0.4%

Assurant, Inc. Senior Notes 6.75% due 02/15/2034	139,000	177,025
MetLife, Inc. Senior Notes 4.60% due 05/13/2046	52,000	56,576
Metropolitan Life Global Funding I Sec. Notes 1.88% due 06/22/2018*	350,000	353,648
Old Republic International Corp. Senior Notes 3.88% due 08/26/2026	25,000	25,193

		612,442

Insurance-Mutual - 0.2%

Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	64,000	64,979
MassMutual Global Funding II Senior Sec. Notes 2.10% due 08/02/2018*	220,000	223,430
New York Life Global Funding Sec. Notes 2.10% due 01/02/2019*	74,000	75,262

		363,671

Insurance-Reinsurance - 0.0%

Berkshire Hathaway, Inc. Senior Notes 1.15% due 08/15/2018	69,000	69,054

Internet Connectivity Services - 0.1%

Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	75,000	77,250

Internet Content-Entertainment - 0.1%

Netflix, Inc. Senior Notes 5.88% due 02/15/2025	80,000	86,800

Machinery-Farming - 0.1%

John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017	85,000	85,087

John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017	124,000	124,811

		209,898

Marine Services - 0.1%

Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	105,000	103,556

Medical Labs & Testing Services - 0.4%

Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	25,000	25,979
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	80,000	84,032
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	41,000	45,079
Quest Diagnostics, Inc. Senior Notes 3.45% due 06/01/2026	59,000	61,329
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*	135,000	135,538
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	204,000	209,680

		561,637

Medical Products - 0.0%

Baxter International, Inc. Senior Notes 2.60% due 08/15/2026	54,000	53,466

Medical-Biomedical/Gene - 0.0%

Amgen, Inc. Senior Notes 4.40% due 05/01/2045	35,000	37,623

Medical-Drugs - 0.1%

Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	82,000	84,473
Forest Laboratories LLC Company Guar. Notes 4.88% due 02/15/2021*	68,000	75,540

		160,013

Medical-HMO - 0.2%

Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	65,000	54,600
UnitedHealth Group, Inc. Senior Notes 1.40% due 12/15/2017	76,000	76,322
UnitedHealth Group, Inc. Senior Notes 2.13% due 03/15/2021	82,000	83,577
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	58,000	62,477

		276,976

Medical-Hospitals - 0.2%

CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	59,000	48,970
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	52,000	55,575
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	73,000	66,156
RegionalCare Hospital Partners Holdings, Inc. Senior Sec. Notes 8.25% due 05/01/2023*	110,000	112,063

		282,764

Metal Processors & Fabrication - 0.0%

Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	29,000	30,233

Metal-Aluminum - 0.0%

Aleris International, Inc. Senior Sec. Notes 9.50% due 04/01/2021*	42,000	46,095

Multimedia - 0.1%

Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	48,000	55,088
Walt Disney Co. Senior Notes 1.50% due 09/17/2018	81,000	81,726
Walt Disney Co. Senior Notes 1.65% due 01/08/2019	39,000	39,495

		176,309

Networking Products - 0.2%

Cisco Systems, Inc. Senior Notes 1.40% due 02/28/2018	106,000	106,548
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	67,000	68,548
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	91,000	93,467

		268,563

Oil Companies-Exploration & Production - 0.7%

Anadarko Petroleum Corp. Senior Notes 4.50% due 07/15/2044	185,000	168,658

Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	88,000	101,588
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023#	50,000	49,375
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022	55,000	37,675
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*	60,000	61,650
Hess Corp. Senior Notes 5.60% due 02/15/2041	38,000	38,725
Hess Corp. Senior Notes 7.88% due 10/01/2029	28,000	34,053
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	50,000	48,500
Laredo Petroleum, Inc. Company Guar. Notes 7.38% due 05/01/2022#	56,000	56,560
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	110,000	110,550
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	76,000	77,632
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	79,000	78,855
Occidental Petroleum Corp. Senior Notes 4.40% due 04/15/2046	56,000	62,171
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023#	60,000	47,400
SM Energy Co. Senior Notes 5.63% due 06/01/2025#	56,000	52,360
WPX Energy, Inc. Senior Notes 7.50% due 08/01/2020	49,000	50,317

		1,076,069

Oil Companies-Integrated - 0.2%

Chevron Corp. Senior Notes 1.37% due 03/02/2018	110,000	110,335
Chevron Corp. Senior Notes 1.96% due 03/03/2020	61,000	62,068
Exxon Mobil Corp. Senior Notes 1.31% due 03/06/2018	65,000	65,196

		237,599

Oil Field Machinery & Equipment - 0.0%

Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	29,000	27,478

Oil Refining & Marketing - 0.0%

PBF Holding Co LLC/PBF Finance Corp. Senior Sec. Notes 7.00% due 11/15/2023*	60,000	57,030

Oil-Field Services - 0.1%

Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022	75,000	54,187
SESI LLC Company Guar. Notes 7.13% due 12/15/2021	32,000	31,200

		85,387

Paper & Related Products - 0.4%

Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	67,000	66,749
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	80,000	90,640
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	150,000	160,984
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	109,000	117,205
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	64,000	72,397
International Paper Co. Senior Notes 4.40% due 08/15/2047	90,000	91,454

		599,429

Pharmacy Services - 0.1%

Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	41,000	41,679
Express Scripts Holding Co. Company Guar. Notes 4.50% due 02/25/2026	76,000	83,994
Express Scripts Holding Co. Company Guar. Notes 4.80% due 07/15/2046	92,000	97,607

		223,280

Pipelines - 0.7%

Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp. Company Guar. Notes 4.15% due 08/15/2026*	55,000	54,837
Columbia Pipeline Group, Inc. Company Guar. Notes 2.45% due 06/01/2018	22,000	22,111
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	36,000	39,420
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	66,000	63,621
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/2041	34,000	35,105
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	108,000	116,941
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	74,000	73,827
Enterprise Products Operating LLC Company Guar. Notes 3.95% due 02/15/2027	44,000	46,313
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 03/15/2044	29,000	30,714
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	100,000	99,500
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	34,000	34,680
Kinder Morgan Energy Partners LP Company Guar. Notes 3.45% due 02/15/2023	45,000	44,579
Kinder Morgan Energy Partners LP Company Guar. Notes 4.70% due 11/01/2042	27,000	24,951
Kinder Morgan Energy Partners LP Company Guar. Notes 5.63% due 09/01/2041	28,000	28,631
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*	26,000	28,152
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.60% due 11/01/2024	35,000	33,980
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.85% due 10/15/2023	42,000	41,821
Sabine Pass Liquefaction LLC Senior Sec. Notes 6.25% due 03/15/2022	100,000	107,000
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	20,000	18,875
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 5.50% due 09/15/2024*	40,000	41,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	136,000	142,460
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	78,000	80,641

		1,209,159

Power Converter/Supply Equipment - 0.1%

Hubbell, Inc. Senior Notes 3.35% due 03/01/2026	73,000	76,928

Printing-Commercial - 0.1%

Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022	100,000	97,250
RR Donnelley & Sons Co. Senior Notes 6.00% due 04/01/2024	65,000	64,512

		161,762

Publishing-Newspapers - 0.1%

Lee Enterprises, Inc. Senior Sec. Notes 9.50% due 03/15/2022*#	100,000	103,500

Publishing-Periodicals - 0.1%

Emerald Expositions Holdings, Inc. Senior Notes 9.00% due 06/15/2021*	100,000	103,250

Radio - 0.0%

Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	35,000	36,006

Real Estate Investment Trusts - 0.3%

American Tower Corp. Senior Notes 3.38% due 10/15/2026	60,000	61,551
Columbia Property Trust Operating Partnership LP Company Guar. Notes 3.65% due 08/15/2026	26,000	26,125
CubeSmart LP Company Guar. Notes 3.13% due 09/01/2026	50,000	49,953

DuPont Fabros Technology LP Company Guar. Notes 5.63% due 06/15/2023	70,000	73,325
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	50,000	49,984
Essex Portfolio LP Company Guar. Notes 3.38% due 04/15/2026	27,000	27,884
Federal Realty Investment Trust Senior Notes 3.63% due 08/01/2046	12,000	12,032
iStar, Inc. Senior Notes 6.50% due 07/01/2021	78,000	79,599
Kimco Realty Corp. Senior Notes 2.80% due 10/01/2026	27,000	26,907

		407,360

Real Estate Management/Services - 0.0%

Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	50,000	50,500

Real Estate Operations & Development - 0.1%

Greystar Real Estate Partners LLC Senior Sec. Notes 8.25% due 12/01/2022*	87,000	92,220

Rental Auto/Equipment - 0.1%

Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.13% due 06/01/2022*	9,000	9,158
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.25% due 03/15/2025*	26,000	25,740
Herc Rentals, Inc. Sec. Notes 7.50% due 06/01/2022*	40,000	41,600

		76,498

Retail-Appliances - 0.0%

Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	57,000	43,890

Retail-Auto Parts - 0.0%

O’Reilly Automotive, Inc. Company Guar. Notes 3.55% due 03/15/2026#	23,000	24,530

Retail-Building Products - 0.0%

Home Depot, Inc. Senior Notes 2.00% due 04/01/2021	8,000	8,168

Retail-Computer Equipment - 0.0%

GameStop Corp. Company Guar. Notes 5.50% due 10/01/2019*	61,000	62,144

Retail-Discount - 0.1%

Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022	100,000	102,754
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	72,000	74,402

		177,156

Retail-Drug Store - 0.2%

CVS Health Corp. Senior Notes 2.88% due 06/01/2026	90,000	92,276
CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	40,864	45,171
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	32,299	37,934
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	49,470	58,823
Walgreens Boots Alliance, Inc. Senior Notes 3.45% due 06/01/2026	124,000	129,090
Walgreens Boots Alliance, Inc. Senior Notes 4.65% due 06/01/2046	4,000	4,418

		367,712

Retail-Restaurants - 0.0%

McDonald’s Corp. Senior Notes 4.70% due 12/09/2035	14,000	16,062
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	45,000	42,863

		58,925

Rubber/Plastic Products - 0.0%

Gates Global LLC/Gates Global Co. Company Guar. Notes 6.00% due 07/15/2022*	50,000	47,500

Satellite Telecom - 0.0%

Hughes Satellite Systems Corp. Company Guar. Notes 7.63% due 06/15/2021	55,000	58,713

Savings & Loans/Thrifts - 0.3%

Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	92,000	93,726
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	257,000	293,476

First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	99,000	121,180

		508,382

Steel Pipe & Tube - 0.1%

Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	96,000	91,463

Steel-Producers - 0.1%

AK Steel Corp. Senior Sec. Notes 7.50% due 07/15/2023#	50,000	54,250
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	54,000	56,160
United States Steel Corp. Senior Sec. Notes 8.38% due 07/01/2021*	34,000	36,975

		147,385

Telecom Services - 0.1%

Embarq Corp. Senior Notes 8.00% due 06/01/2036	80,000	82,950

Telephone-Integrated - 0.8%

AT&T, Inc. Senior Notes 3.00% due 06/30/2022	201,000	207,261
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	106,000	106,864
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	139,000	147,185
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	90,000	96,192
AT&T, Inc. Senior Notes 5.80% due 02/15/2019	49,000	53,967
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024	75,000	81,328
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025	55,000	59,400
Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021	98,000	102,876
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	31,000	32,965
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	142,000	147,675
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	190,000	210,212
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	5,000	6,533

		1,252,458

Transport-Rail - 0.0%

Burlington Northern Santa Fe LLC Senior Notes 3.90% due 08/01/2046	39,000	42,391

Travel Services - 0.1%

Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	93,000	96,139

Trucking/Leasing - 0.0%

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 02/01/2022*	34,000	35,178

Wire & Cable Products - 0.1%

Belden, Inc. Company Guar. Notes 5.25% due 07/15/2024*	65,000	65,975
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022	49,000	46,534

		112,509

Total U.S. Corporate Bonds & Notes
(cost $27,672,811)		28,793,158

FOREIGN CORPORATE BONDS & NOTES - 2.5%
Banks-Commercial - 0.5%

Credit Suisse AG Senior Notes 1.70% due 04/27/2018	103,000	103,074
Credit Suisse AG Sub. Notes 5.40% due 01/14/2020	78,000	85,558
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*	214,000	216,666
Kookmin Bank Senior Notes 1.63% due 07/14/2017*	250,000	250,259
Royal Bank of Canada Sub. Notes 4.65% due 01/27/2026	90,000	99,065
Toronto-Dominion Bank Senior Notes 1.80% due 07/13/2021	112,000	111,373

		865,995

Beverages-Non-alcoholic - 0.1%

Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	164,000	166,918

Beverages-Wine/Spirits - 0.1%

Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/2017	134,000	140,801

Building-Residential/Commercial - 0.0%

Mattamy Group Corp. Company Guar. Notes 6.50% due 11/15/2020*	60,000	59,250

Cable/Satellite TV - 0.1%

Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	200,000	206,500

Consumer Products-Misc. - 0.1%

Kimberly-Clark de Mexico SAB de CV Senior Notes 3.25% due 03/12/2025*	103,000	104,398

Cruise Lines - 0.1%

Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022#	80,000	87,200

Diversified Banking Institutions - 0.1%

Deutsche Bank AG Senior Notes 3.38% due 05/12/2021	45,000	44,987
Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025*	60,000	61,594

		106,581

Diversified Manufacturing Operations - 0.0%

Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 4.65% due 11/01/2044	29,000	32,360

Diversified Minerals - 0.1%

FMG Resources August 2006 Pty, Ltd. Senior Sec. Notes 9.75% due 03/01/2022*	100,000	115,500

Electric-Generation - 0.3%

Electricite de France SA Senior Notes 2.35% due 10/13/2020*	267,000	273,618
Electricite de France SA Senior Notes 3.63% due 10/13/2025*	49,000	51,300
Electricite de France SA Senior Notes 4.95% due 10/13/2045*	112,000	128,355
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	42,000	45,920

		499,193

Gold Mining - 0.0%

Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	32,000	34,988

Insurance-Multi-line - 0.1%

XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025	52,000	52,960
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045	116,000	116,602

		169,562

Machinery-General Industrial - 0.0%

ATS Automation Tooling Systems, Inc. Senior Notes 6.50% due 06/15/2023*	47,000	47,940

Medical-Drugs - 0.1%

Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.80% due 07/21/2023	78,000	78,420
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	85,000	85,584
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 4.10% due 10/01/2046	97,000	99,024

		263,028

Medical-Generic Drugs - 0.1%

Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	103,000	106,350

Oil & Gas Drilling - 0.0%

Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*	50,000	14,500

Oil Companies-Exploration & Production - 0.1%

Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	41,000	49,741
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	75,000	61,500

		111,241

Oil Companies-Integrated - 0.3%

BP Capital Markets PLC Company Guar. Notes 1.68% due 05/03/2019	64,000	64,519
BP Capital Markets PLC Company Guar. Notes 3.12% due 05/04/2026	51,000	52,699
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	71,000	75,200
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	26,000	24,700

Shell International Finance BV Company Guar. Notes 1.25% due 11/10/2017	79,000	79,105
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020	83,000	84,746
Shell International Finance BV Company Guar. Notes 2.25% due 11/10/2020	91,000	93,088
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046	37,000	38,773

		512,830

Paper & Related Products - 0.0%

Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	5,000	5,058

Security Services - 0.0%

Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	56,000	51,100

Steel-Producers - 0.1%

ArcelorMittal Senior Notes 7.25% due 02/25/2022#	100,000	112,500

SupraNational Banks - 0.1%

North American Development Bank Senior Notes 2.30% due 10/10/2018	157,000	159,722

Telephone-Integrated - 0.1%

Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	80,000	87,800

Transport-Rail - 0.0%

Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	58,000	72,323

Total Foreign Corporate Bonds & Notes
(cost $4,054,976)		4,133,638

U.S. GOVERNMENT AGENCIES - 13.6%
Federal Home Loan Mtg. Corp. - 5.0%

2.49% due 02/01/2037 FRS	20,034	20,856
2.50% due 01/01/2028	66,322	68,843
2.50% due 03/01/2031	47,493	49,146
2.97% due 11/01/2037 FRS	171,995	181,776
3.00% due 08/01/2027	245,561	257,458
3.00% due 10/01/2042	156,928	162,979
3.00% due 11/01/2042	319,368	332,180
3.00% due 04/01/2043	439,272	458,817
3.00% due 07/01/2045	313,206	325,282
3.00% due 10/01/2045	273,188	283,722
3.00% due September 30 TBA	587,000	609,081
3.50% due 02/01/2042	144,474	152,443
3.50% due 03/01/2042	85,997	90,876
3.50% due 08/01/2042	455,950	484,313
3.50% due 09/01/2043	138,025	145,390
3.50% due 03/01/2045	525,095	553,144
3.50% due 07/01/2045	196,071	206,640
3.50% due 08/01/2045	217,371	230,916
3.50% due 10/01/2045	270,630	285,035
3.50% due 03/01/2046	416,725	438,906
4.00% due 09/01/2040	199,719	214,562
4.00% due 07/01/2044	213,045	227,879
4.00% due 10/01/2045	219,744	235,084
4.00% due 11/01/2045	380,691	407,254
4.50% due 01/01/2039	4,402	4,815
4.50% due 12/01/2039	190,468	208,091
4.50% due 04/01/2044	57,806	63,178
4.50% due 09/01/2044	514,234	561,750
4.50% due 03/01/2046	407,907	446,599
5.00% due 10/01/2033	929	1,024
5.00% due 11/01/2043	139,547	155,416
6.00% due 08/01/2036	29,279	33,303
6.00% due 03/01/2040	28,345	32,431
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk
Series 2014-HQ1, Class M1
2.17% due 08/25/2024 FRS(3)	14,116	14,134
Series 2014-DN1, Class M2
2.72% due 02/25/2024 FRS(3)	103,000	105,581
Series 2014-HQ2, Class M2
2.72% due 09/25/2024 FRS(3)	150,000	153,716
Series 2014-HQ3, Class M2
3.17% due 10/25/2024 FRS(3)	1,722	1,745
Series 2015-HQA1, Class M2
3.17% due 03/25/2028 FRS(3)	22,000	22,538

		8,226,903

Federal National Mtg. Assoc. - 7.9%

Federal National Mtg. Assoc 3.50% due 11/01/2045	251,025	265,022
2.43% due 09/01/2035 FRS	134,832	141,433
2.50% due 09/01/2027	43,376	44,858
2.50% due 04/01/2028	221,632	229,991
2.50% due 02/01/2031	195,227	201,892
2.50% due 05/01/2031	438,307	453,271
2.50% due September 15 TBA	125,000	129,160
2.62% due 05/01/2037 FRS	32,731	34,235
2.64% due 10/01/2040 FRS	34,337	36,390
2.67% due 10/01/2035 FRS	145,945	154,495
2.67% due 05/01/2040 FRS	160,553	169,470
2.69% due 10/01/2040 FRS	73,782	78,147
2.78% due 07/01/2039 FRS	103,947	108,927
2.78% due 11/01/2036 FRS	48,848	51,776
3.00% due 10/01/2027	109,476	114,684
3.00% due 12/01/2027	101,250	106,159
3.00% due 01/01/2028	169,400	177,681
3.00% due 10/01/2030	200,917	210,474
3.00% due 03/01/2042	98,171	102,065
3.00% due 12/01/2042	54,214	56,394
3.00% due 05/01/2043	299,289	311,244

3.00% due 02/01/2045	187,492	194,711
3.00% due 06/01/2045	187,645	196,506
3.00% due 08/01/2045	383,971	398,754
3.00% due September 15 TBA	77,000	80,621
3.00% due September 30 TBA	248,000	257,339
3.03% due 08/01/2035 FRS	64,143	67,778
3.50% due 08/01/2026	124,831	131,873
3.50% due 08/01/2027	20,396	21,553
3.50% due 10/01/2028	196,421	209,173
3.50% due 08/01/2042	305,617	324,177
3.50% due 08/01/2043	59,710	63,103
3.50% due 07/01/2045	129,218	136,289
3.50% due 08/01/2045	181,678	192,629
3.50% due 09/01/2045	150,675	158,824
3.50% due 10/01/2045	210,820	224,908
3.50% due 12/01/2045	617,362	650,583
3.50% due 02/01/2046	377,593	397,912
3.50% due 03/01/2046	581,262	612,540
3.50% due September 15 TBA	164,000	173,171
3.50% due September 30 TBA	17,000	17,914
4.00% due 09/01/2040	64,520	69,299
4.00% due 12/01/2040	390,849	420,157
4.00% due 11/01/2041	146,817	157,877
4.00% due 01/01/2042	81,428	87,177
4.00% due 01/01/2043	592,468	644,385
4.00% due 10/01/2043	9,266	9,951
4.00% due 12/01/2043	93,272	102,162
4.00% due 10/01/2044	400,734	429,086
4.00% due 11/01/2044	119,242	127,759
4.00% due 02/01/2045	131,015	140,563
4.00% due September 30 TBA	374,000	400,648
4.50% due 10/01/2024	70,866	76,115
4.50% due 03/01/2025	104,627	112,424
4.50% due 06/01/2039	499,177	550,569
4.50% due 11/01/2040	19,374	21,252
4.50% due 05/01/2041	71,889	78,842
4.50% due 07/01/2041	27,745	30,291
4.50% due 08/01/2044	167,858	183,369
4.50% due 10/01/2044	316,987	346,249
4.50% due 12/01/2044	74,792	81,617
4.50% due September 30 TBA	281,000	306,949
5.00% due 11/01/2033	2,685	2,988
5.00% due 05/01/2040	43,505	48,299
5.00% due 06/01/2040	134,239	148,966
5.00% due 07/01/2040	313,647	348,254
5.50% due 12/01/2029	17,896	20,115
5.50% due 08/01/2037	87,321	98,870
6.00% due 05/01/2017	2,480	2,504
6.00% due 11/01/2038	64,913	74,346
6.00% due 06/01/2040	3,895	4,459
6.50% due 02/01/2017	501	503

		12,814,171

Government National Mtg. Assoc. - 0.7%
3.00% due 02/20/2045	199,853	209,654
3.00% due 05/20/2045	148,801	156,098
3.00% due 07/20/2045	27,349	28,690
3.00% due September 30 TBA	175,000	183,340
3.50% due 03/20/2045	150,963	160,269
3.50% due 04/20/2045	223,517	237,291
3.50% due 07/20/2045	48,671	51,678
4.00% due 03/20/2044	16,299	17,422
4.00% due 07/20/2045	18,412	19,682
4.00% due 10/20/2045	37,210	39,777
6.00% due 02/15/2029	1,913	2,185
6.00% due 06/15/2029	7,296	8,547

		1,114,633

Tennessee Valley Authority - 0.0%

1.75% due 10/15/2018	50,000	50,828

Total U.S. Government Agencies
(cost $21,983,820)		22,206,535

U.S. GOVERNMENT TREASURIES - 1.3%
United States Treasury Bonds - 0.3%

United States Treasury Bonds
2.50% due 02/15/2046	69,000	72,905
2.50% due 05/15/2046	9,000	9,526
3.00% due 11/15/2044	45,000	52,383
3.00% due 05/15/2045	10,000	11,642
3.00% due 11/15/2045	175,000	203,937
3.63% due 02/15/2044	19,000	24,687
4.50% due 02/15/2036	8,000	11,437

		386,517

United States Treasury Notes - 1.0%
United States Treasury Notes
0.13% due 04/15/2018 TIPS(5)	225,206	226,274
0.75% due 01/31/2018	83,000	82,990
1.00% due 12/15/2017	157,000	157,527
1.13% due 06/30/2021	331,000	330,030
1.25% due 03/31/2021	42,000	42,140
1.38% due 03/31/2020	409,000	413,857
1.50% due 01/31/2022	27,000	27,311
1.50% due 03/31/2023	84,000	84,460
1.63% due 05/15/2026	195,000	195,739
1.75% due 12/31/2020	31,000	31,781
2.13% due 12/31/2021	70,000	73,098

		1,665,207

Total U.S. Government Treasuries
(cost $2,022,601)		2,051,724

MUNICIPAL BONDS & NOTES - 0.1%

Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062 (Cost $100,000)	100,000	118,201

FOREIGN GOVERNMENT OBLIGATIONS - 7.4%
Electric-Distribution - 0.1%

Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	90,000	90,240

Sovereign - 7.3%

Federative Republic of Brazil Senior Notes 2.63% due 01/05/2023	1,000,000	932,250
Federative Republic of Brazil Senior Notes 4.88% due 01/22/2021	2,300,000	2,443,750
Federative Republic of Brazil Senior Notes 6.00% due 04/07/2026#	725,000	809,281
Federative Republic of Brazil Senior Notes 7.13% due 01/20/2037	900,000	1,071,000
Government of Canada Senior Notes 0.88% due 02/14/2017	91,000	91,035
Republic of Argentina Senior Notes 6.88% due 04/22/2021	600,000	650,700
Republic of Argentina Senior Notes 7.50% due 04/22/2026	630,000	702,450
Republic of Indonesia Senior Notes 4.75% due 01/08/2026	265,000	295,446
Republic of Indonesia Senior Notes 4.88% due 05/05/2021	265,000	292,819
Republic of Indonesia Senior Notes 6.63% due 02/17/2037	590,000	771,265
Republic of Panama Senior Notes 5.20% due 01/30/2020	155,000	171,508
Republic of Panama Senior Notes 6.70% due 01/26/2036	135,000	187,987
Republic of Peru Senior Notes 8.75% due 11/21/2033	1,100,000	1,787,500
Republic of Poland Senior Notes 3.00% due 03/17/2023	335,000	349,472
Republic of Poland Senior Notes 3.25% due 04/06/2026	335,000	355,931
United Mexican States Senior Notes 3.50% due 01/21/2021#	309,000	330,244
United Mexican States Senior Notes 4.13% due 01/21/2026#	325,000	356,281
United Mexican States Senior Bonds 4.75% due 03/08/2044	353,000	388,741

		11,987,660

Total Foreign Government Obligations
(cost $11,985,711)		12,077,900

COMMON STOCKS - 27.2%
Advertising Agencies - 0.2%

Interpublic Group of Cos., Inc.	492	11,385
Omnicom Group, Inc.	3,163	272,429

		283,814

Advertising Services - 0.0%

Sizmek, Inc.†	352	1,362

Aerospace/Defense - 0.5%

Aerovironment, Inc.†	392	9,698
Boeing Co.	2,489	322,201
Cubic Corp.	418	19,571
General Dynamics Corp.	2,332	354,977
National Presto Industries, Inc.	93	8,115
Northrop Grumman Corp.	322	68,287
Spirit AeroSystems Holdings, Inc., Class A†	389	17,824

		800,673

Aerospace/Defense-Equipment - 0.3%

AAR Corp.	625	15,381
Aerojet Rocketdyne Holdings, Inc.†	1,230	22,103
Harris Corp.	337	31,334
Kaman Corp.	518	23,253
Moog, Inc., Class A†	628	37,046
United Technologies Corp.	3,295	350,687

		479,804

Agricultural Chemicals - 0.0%

Intrepid Potash, Inc.†	1,000	1,380
Monsanto Co.	79	8,414

		9,794

Agricultural Operations - 0.2%

Andersons, Inc.	502	18,549
Archer-Daniels-Midland Co.	7,619	333,407

		351,956

Airlines - 0.2%

Alaska Air Group, Inc.	504	34,035
Allegiant Travel Co.	247	34,145
American Airlines Group, Inc.	951	34,521
Delta Air Lines, Inc.	3,843	141,230
Hawaiian Holdings, Inc.†	912	42,846
JetBlue Airways Corp.†	190	3,031

SkyWest, Inc.	983	27,750
Southwest Airlines Co.	785	28,951
United Continental Holdings, Inc.†	510	25,709

		372,218

Apparel Manufacturers - 0.1%

Carter’s, Inc.	472	44,977
Michael Kors Holdings, Ltd.†	1,065	52,132
Oxford Industries, Inc.	282	17,599

		114,708

Appliances - 0.0%

iRobot Corp.†	534	21,285

Applications Software - 0.5%

Citrix Systems, Inc.†	2,528	220,442
Ebix, Inc.#	489	27,873
Epiq Systems, Inc.	624	10,246
Microsoft Corp.	8,462	486,226
Progress Software Corp.†	962	27,908
Red Hat, Inc.†	181	13,209
Salesforce.com, Inc.†	215	17,075
Tangoe, Inc.†	665	6,178

		809,157

Audio/Video Products - 0.0%

Daktronics, Inc.	687	6,547
DTS, Inc.	334	11,176
Universal Electronics, Inc.†	276	20,432
VOXX International Corp.†	355	1,090

		39,245

Auto Repair Centers - 0.0%

Monro Muffler Brake, Inc.	617	34,805

Auto-Cars/Light Trucks - 0.2%

Ford Motor Co.	26,084	328,658
General Motors Co.	441	14,077

		342,735

Auto-Heavy Duty Trucks - 0.1%

PACCAR, Inc.	3,467	207,465

Auto/Truck Parts & Equipment-Original - 0.2%

American Axle & Manufacturing Holdings, Inc.†	1,463	25,076
Gentherm, Inc.†	697	22,980
Lear Corp.	1,933	224,789
Superior Industries International, Inc.	411	11,964
Titan International, Inc.	774	7,113

		291,922

Auto/Truck Parts & Equipment-Replacement - 0.0%

Dorman Products, Inc.†	576	36,328
Motorcar Parts of America, Inc.†	350	9,951
Standard Motor Products, Inc.	378	16,938

		63,217

B2B/E-Commerce - 0.0%

ePlus, Inc.†	104	9,413

Banks-Commercial - 1.2%

Ameris Bancorp	513	17,863
Banner Corp.	393	17,402
Cardinal Financial Corp.	620	16,647
Central Pacific Financial Corp.	594	15,200
City Holding Co.	287	14,519
Columbia Banking System, Inc.	1,109	36,641
Community Bank System, Inc.	844	40,048
Customers Bancorp, Inc.†	481	12,862
CVB Financial Corp.	1,917	34,103
East West Bancorp, Inc.	4,962	184,289
First BanCorp†	2,241	10,981
First Commonwealth Financial Corp.	1,697	17,326
First Financial Bancorp	1,183	25,789
First Financial Bankshares, Inc.#	1,263	46,251
First Midwest Bancorp, Inc.	1,555	30,431
First NBC Bank Holding Co.†	281	3,670
First Republic Bank	3,382	260,279
Glacier Bancorp, Inc.	1,457	43,623
Great Western Bancorp, Inc.	1,122	38,417
Hanmi Financial Corp.	617	16,184
Home BancShares, Inc.	2,336	54,662
Hope Bancorp, Inc.	2,476	42,587
Independent Bank Corp.	503	26,649
LegacyTexas Financial Group, Inc.	838	25,417
M&T Bank Corp.	134	15,856
MB Financial, Inc.	1,312	51,404
NBT Bancorp, Inc.	821	26,510
OFG Bancorp	778	8,488
Old National Bancorp	2,578	36,505
Opus Bank	360	12,571
Pinnacle Financial Partners, Inc.	678	38,436
Popular, Inc.	6,158	242,071
Regions Financial Corp.	3,638	36,271
S&T Bancorp, Inc.	667	19,176
ServisFirst Bancshares, Inc.#	416	21,803
Simmons First National Corp., Class A	547	27,454
Southside Bancshares, Inc.	466	15,308
Talmer Bancorp, Inc., Class A	1,219	28,354
Texas Capital Bancshares, Inc.†	878	46,113
Tompkins Financial Corp.	236	17,447
TrustCo Bank Corp. NY	1,826	13,038
UMB Financial Corp.	804	48,883
United Bankshares, Inc.#	1,240	48,856
United Community Banks, Inc.	1,345	28,218
Westamerica Bancorporation#	488	24,810
Wintrust Financial Corp.	929	51,634
Zions Bancorporation	188	5,751

		1,896,797

Banks-Fiduciary - 0.0%

Boston Private Financial Holdings, Inc.	1,539	19,822

Banks-Mortgage - 0.0%

Walker & Dunlop, Inc.†	520	13,780

Banks-Super Regional - 0.2%

Comerica, Inc.	110	5,202
Fifth Third Bancorp	51	1,028
KeyCorp	212	2,663
SunTrust Banks, Inc.	1,999	88,096
Wells Fargo & Co.	5,140	261,112

		358,101

Batteries/Battery Systems - 0.0%

EnerSys	827	58,204

Beverages-Non-alcoholic - 0.2%

Coca-Cola Co.	1,447	62,843
Dr Pepper Snapple Group, Inc.	1,411	132,211
PepsiCo, Inc.	1,499	160,018

		355,072

Beverages-Wine/Spirits - 0.0%

Brown-Forman Corp., Class A#	65	3,363
Brown-Forman Corp., Class B	134	6,506

		9,869

Broadcast Services/Program - 0.0%

Discovery Communications, Inc., Class C†	273	6,776
Starz, Class A†	43	1,341
World Wrestling Entertainment, Inc., Class A#	631	13,106

		21,223

Building & Construction Products-Misc. - 0.1%

Drew Industries, Inc.	469	47,767
Gibraltar Industries, Inc.†	569	21,713
Quanex Building Products Corp.	655	12,661
Simpson Manufacturing Co., Inc.	785	34,446
Trex Co., Inc.†	570	35,306

		151,893

Building & Construction-Misc. - 0.1%

Aegion Corp.†	643	11,909
Comfort Systems USA, Inc.	711	20,185
MYR Group, Inc.†	366	10,614
TopBuild Corp. FRS†	736	25,112

		67,820

Building Products-Air & Heating - 0.0%

AAON, Inc.	761	21,536

Building Products-Cement - 0.0%

Headwaters, Inc.†	1,416	25,672
US Concrete, Inc.†	255	13,520

		39,192

Building Products-Doors & Windows - 0.0%

Apogee Enterprises, Inc.	551	26,669
Griffon Corp.	675	11,556
PGT, Inc.†	931	11,088

		49,313

Building Products-Wood - 0.1%

Boise Cascade Co.†	741	19,444
Masco Corp.	94	3,335
Universal Forest Products, Inc.	388	42,350

		65,129

Building-Heavy Construction - 0.0%

Dycom Industries, Inc.†#	599	48,591
Orion Group Holdings, Inc.†	484	2,885

		51,476

Building-Maintenance & Services - 0.0%

ABM Industries, Inc.	1,073	41,235

Building-Mobile Home/Manufactured Housing - 0.0%

Cavco Industries, Inc.†	159	16,627
Winnebago Industries, Inc.	514	12,372

		28,999

Building-Residential/Commercial - 0.1%

D.R. Horton, Inc.	126	4,040
Installed Building Products, Inc.†	318	10,615
M/I Homes, Inc.†	472	10,922
MDC Holdings, Inc.	750	19,582
Meritage Homes Corp.†	712	25,561

		70,720

Cable/Satellite TV - 0.0%

Comcast Corp., Class A	565	36,872

Casino Hotels - 0.1%

Boyd Gaming Corp.†	1,543	30,089
MGM Resorts International†	1,980	47,302
Monarch Casino & Resort, Inc.†	190	4,520

		81,911

Casino Services - 0.0%

Scientific Games Corp., Class A†#	969	7,994

Cellular Telecom - 0.0%

ATN International, Inc.	207	13,525

Chemicals-Diversified - 0.7%

Aceto Corp.	566	11,428
Dow Chemical Co.	7,783	417,480
E.I. du Pont de Nemours & Co.	2,507	174,487
Innophos Holdings, Inc.	370	15,622
Innospec, Inc.	458	27,150
Koppers Holdings, Inc.†	394	12,860
LyondellBasell Industries NV, Class A	3,133	247,162
PPG Industries, Inc.	1,456	154,161

		1,060,350

Chemicals-Fibers - 0.0%

Rayonier Advanced Materials, Inc.#	828	10,184

Chemicals-Other - 0.0%

American Vanguard Corp.	456	7,684

Chemicals-Plastics - 0.0%

A. Schulman, Inc.	558	14,229

Chemicals-Specialty - 0.2%

Balchem Corp.	604	42,298
Calgon Carbon Corp.	967	14,022
Chemours Co.	3,470	45,769
H.B. Fuller Co.	955	45,344
Hawkins, Inc.	169	7,382
Ingevity Corp.†	805	35,726
Kraton Performance Polymers, Inc.†	590	21,275
Quaker Chemical Corp.	253	25,300
Stepan Co.	350	24,591

		261,707

Circuit Boards - 0.0%

Park Electrochemical Corp.	360	5,954
TTM Technologies, Inc.†	1,245	13,359

		19,313

Coal - 0.0%

Cloud Peak Energy, Inc.†#	1,086	4,485
SunCoke Energy, Inc.	1,135	7,400

		11,885

Commercial Services - 0.1%

Healthcare Services Group, Inc.	1,384	55,872
HMS Holdings Corp.†	1,609	35,093
Medifast, Inc.	165	6,067
Nielsen Holdings PLC	154	8,205
Nutrisystem, Inc.	557	16,053
Team, Inc.†	564	17,918

		139,208

Commercial Services-Finance - 0.2%

Cardtronics PLC, Class A†	865	38,847
Green Dot Corp., Class A†	835	19,372
LendingTree, Inc.†#	127	12,319
PayPal Holdings, Inc.†	211	7,839
Total System Services, Inc.	186	9,160
Western Union Co.	12,504	269,086
WEX, Inc.†	183	18,174

		374,797

Communications Software - 0.0%

Digi International, Inc.†	449	5,150

Computer Aided Design - 0.0%

ANSYS, Inc.†	502	47,735

Computer Data Security - 0.0%

Qualys, Inc.†	467	16,065

Computer Graphics - 0.0%

Monotype Imaging Holdings, Inc.	778	16,416

Computer Services - 0.3%

Accenture PLC, Class A	71	8,165
CACI International, Inc., Class A†	465	46,202
Ciber, Inc.†	1,268	1,534
Cognizant Technology Solutions Corp., Class A†	3,301	189,610
Engility Holdings, Inc.†	307	9,210
ExlService Holdings, Inc.†	640	32,755
Genpact, Ltd.†	1,806	42,730
Hewlett Packard Enterprise Co.	420	9,022
Insight Enterprises, Inc.†	684	20,930
International Business Machines Corp.	180	28,598
LivePerson, Inc.†	875	6,816
Sykes Enterprises, Inc.†	742	21,689
TeleTech Holdings, Inc.	292	8,278
Teradata Corp.†	539	17,103
Virtusa Corp.†	521	13,666

		456,308

Computer Software - 0.0%

Blackbaud, Inc.	908	61,172

Computers - 0.2%

Apple, Inc.	3,248	344,613
HP, Inc.	528	7,587

		352,200

Computers-Integrated Systems - 0.1%

Agilysys, Inc.†	269	2,972
Cray, Inc.†	780	17,862
Mercury Systems, Inc.†	766	17,373
MTS Systems Corp.	314	15,622
Super Micro Computer, Inc.†	713	15,422

		69,251

Computers-Memory Devices - 0.0%

EMC Corp.	254	7,364
Western Digital Corp.	39	1,820

		9,184

Computers-Periphery Equipment - 0.0%

Electronics For Imaging, Inc.†	901	42,419

Consulting Services - 0.0%

Forrester Research, Inc.	177	7,254
Navigant Consulting, Inc.†	911	17,892

		25,146

Consumer Products-Misc. - 0.3%

Central Garden & Pet Co.†	176	4,520
Central Garden & Pet Co., Class A†	634	15,374
Clorox Co.	505	66,175
Kimberly-Clark Corp.	2,364	302,734
WD-40 Co.	255	30,179

		418,982

Containers-Paper/Plastic - 0.1%

Bemis Co., Inc.	433	22,776
KapStone Paper and Packaging Corp.	1,643	28,769
Multi-Color Corp.	251	16,774

		68,319

Cosmetics & Toiletries - 0.2%

Colgate-Palmolive Co.	499	37,096
Inter Parfums, Inc.	327	11,173
Procter & Gamble Co.	3,820	333,524

		381,793

Cruise Lines - 0.1%

Carnival Corp.	4,207	201,095
Royal Caribbean Cruises, Ltd.	73	5,191

		206,286

Data Processing/Management - 0.1%

CSG Systems International, Inc.	620	27,107
First Data Corp., Class A†	3,962	55,151
Fiserv, Inc.†	1,046	107,790

		190,048

Decision Support Software - 0.0%

Interactive Intelligence Group, Inc.†	325	19,451

Diagnostic Equipment - 0.0%

Abbott Laboratories	125	5,252
Repligen Corp.†	643	19,927

		25,179

Diagnostic Kits - 0.0%

IDEXX Laboratories, Inc.†	18	2,028
Meridian Bioscience, Inc.	775	15,074

		17,102

Dialysis Centers - 0.0%

DaVita, Inc.†	41	2,650

Direct Marketing - 0.0%

Harte-Hanks, Inc.	837	1,356

Disposable Medical Products - 0.0%

C.R. Bard, Inc.	17	3,754
ICU Medical, Inc.†	277	34,561
Merit Medical Systems, Inc.†	816	19,780

		58,095

Distribution/Wholesale - 0.1%

Anixter International, Inc.†	544	34,783
Core-Mark Holding Co., Inc.	884	33,725
Essendant, Inc.	711	13,772
G-III Apparel Group, Ltd.†	767	24,214
Ingram Micro, Inc., Class A	149	5,209
ScanSource, Inc.†	491	16,797
Veritiv Corp.†	145	7,439

		135,939

Diversified Banking Institutions - 1.0%

Bank of America Corp.	8,918	143,936
Citigroup, Inc.	12,801	611,120
JPMorgan Chase & Co.	12,204	823,770

		1,578,826

Diversified Manufacturing Operations - 0.6%

3M Co.	1,577	282,661
Actuant Corp., Class A	1,126	26,833
AZZ, Inc.	496	32,949
Barnes Group, Inc.	965	39,893
Dover Corp.	136	9,860
EnPro Industries, Inc.	404	21,776
Fabrinet†	586	22,749
Federal Signal Corp.	1,151	15,090
General Electric Co.	14,885	465,007
Harsco Corp.	1,532	15,243
Illinois Tool Works, Inc.	127	15,094
LSB Industries, Inc.†#	348	4,176
Lydall, Inc.†	328	15,757
Parker-Hannifin Corp.	70	8,577
Standex International Corp.	245	20,627
Tredegar Corp.	441	8,308

		1,004,600

Diversified Minerals - 0.0%

US Silica Holdings, Inc.	1,214	47,650

Diversified Operations/Commercial Services - 0.0%

Viad Corp.	387	13,839

Drug Delivery Systems - 0.1%

Depomed, Inc.†#	1,168	23,699
Nektar Therapeutics†	2,606	46,517

		70,216

E-Commerce/Products - 0.1%

Amazon.com, Inc.†	266	204,597
Blue Nile, Inc.	205	7,064
FTD Cos., Inc.†	326	7,661

		219,322

E-Commerce/Services - 0.0%

Priceline Group, Inc.†	12	17,001
Stamps.com, Inc.†#	300	29,016

		46,017

E-Marketing/Info - 0.0%

Liquidity Services, Inc.†	434	4,340
QuinStreet, Inc.†	631	1,931

		6,271

E-Services/Consulting - 0.0%

Perficient, Inc.†	663	13,240

Electric Products-Misc. - 0.3%

Emerson Electric Co.	6,527	343,843
Littelfuse, Inc.	429	54,397

		398,240

Electric-Distribution - 0.0%

PPL Corp.	569	19,790

Electric-Integrated - 0.7%

AES Corp.	20,635	249,064
ALLETE, Inc.	886	52,540
Ameren Corp.	147	7,265
Avista Corp.	1,209	49,110
Duke Energy Corp.	79	6,293
El Paso Electric Co.	774	35,364
Entergy Corp.	573	44,809
Exelon Corp.	8,106	275,604
FirstEnergy Corp.	4,735	154,976
NorthWestern Corp.	922	53,310
Public Service Enterprise Group, Inc.	2,915	124,645

		1,052,980

Electronic Components-Misc. - 0.1%

Bel Fuse, Inc., Class B	157	3,606
Benchmark Electronics, Inc.†	943	22,745
Corning, Inc.	1,193	27,069
CTS Corp.	626	12,069
Methode Electronics, Inc.	706	25,875
OSI Systems, Inc.†	339	22,734
Plexus Corp.†	638	29,444
Rogers Corp.†	344	19,233
Sanmina Corp.†	1,408	37,002

		199,777

Electronic Components-Semiconductors - 0.4%

Broadcom, Ltd.	53	9,350
Cavium, Inc.†	156	8,682
CEVA, Inc.†	391	12,309
Diodes, Inc.†	739	15,216
DSP Group, Inc.†	384	4,431
Intel Corp.	3,499	125,579
Kopin Corp.†	1,109	2,395
Monolithic Power Systems, Inc.	709	54,394
NVIDIA Corp.	383	23,493

Rambus, Inc.†	2,105	29,091
Rovi Corp.†	1,570	32,138
Semtech Corp.†	1,248	33,197
Texas Instruments, Inc.	4,912	341,581
Xilinx, Inc.	81	4,391

		696,247

Electronic Connectors - 0.2%

TE Connectivity, Ltd.	3,732	237,243

Electronic Forms - 0.2%

Adobe Systems, Inc.†	2,597	265,699

Electronic Measurement Instruments - 0.1%

Badger Meter, Inc.	278	18,345
ESCO Technologies, Inc.	492	22,199
FARO Technologies, Inc.†	309	10,073
Itron, Inc.†	725	34,532

		85,149

Electronic Security Devices - 0.0%

American Science & Engineering, Inc.	128	4,711
TASER International, Inc.†	990	26,809

		31,520

Energy-Alternate Sources - 0.0%

FutureFuel Corp.	404	4,723
Green Plains, Inc.	692	16,801
REX American Resources Corp.†	102	8,205

		29,729

Engineering/R&D Services - 0.1%

EMCOR Group, Inc.	1,161	66,479
Exponent, Inc.	496	25,013
Jacobs Engineering Group, Inc.†	94	4,953

		96,445

Engines-Internal Combustion - 0.1%

Briggs & Stratton Corp.	829	15,759
Cummins, Inc.	640	80,391

		96,150

Enterprise Software/Service - 0.1%

ManTech International Corp., Class A	469	18,779
MicroStrategy, Inc., Class A†	180	30,022
Omnicell, Inc.†	687	25,817
Oracle Corp.	726	29,926

		104,544

Entertainment Software - 0.1%

Electronic Arts, Inc.†	25	2,031
Take-Two Interactive Software, Inc.†	1,622	70,508

		72,539

Environmental Consulting & Engineering - 0.0%

Tetra Tech, Inc.	1,108	39,112

Finance-Consumer Loans - 0.0%

Encore Capital Group, Inc.†#	454	9,788
Enova International, Inc.†	475	4,555
PRA Group, Inc.†	886	28,334
Synchrony Financial	212	5,900
World Acceptance Corp.†#	151	7,265

		55,842

Finance-Credit Card - 0.3%

American Express Co.	6,376	418,138
Discover Financial Services	146	8,760
MasterCard, Inc., Class A	165	15,944
Visa, Inc., Class A	473	38,266

		481,108

Finance-Investment Banker/Broker - 0.4%

Charles Schwab Corp.	227	7,141
E*TRADE Financial Corp.†	9,332	246,178
Evercore Partners, Inc., Class A	759	38,891
Greenhill & Co., Inc.	511	11,722
Interactive Brokers Group, Inc., Class A	1,114	39,970
INTL. FCStone, Inc.†	274	9,870
Investment Technology Group, Inc.	635	9,766
Piper Jaffray Cos.†	270	11,983
Raymond James Financial, Inc.	4,250	247,223

		622,744

Finance-Other Services - 0.1%

CME Group, Inc.	332	35,972
Nasdaq, Inc.	1,340	95,421
WageWorks, Inc.†	693	42,821

		174,214

Firearms & Ammunition - 0.0%

Sturm Ruger & Co., Inc.	363	22,248

Food-Canned - 0.0%

Seneca Foods Corp., Class A†	107	3,157

Food-Confectionery - 0.0%

J.M. Smucker Co.	20	2,836

Food-Meat Products - 0.0%

Tyson Foods, Inc., Class A	102	7,708

Food-Misc./Diversified - 0.4%

B&G Foods, Inc.	1,198	56,881
Cal-Maine Foods, Inc.#	594	27,288
Campbell Soup Co.	14	850
Darling Ingredients, Inc.†	3,147	44,310
General Mills, Inc.	677	47,945
J&J Snack Foods Corp.	281	34,282
Mondelez International, Inc., Class A	10,008	450,560
Snyder’s-Lance, Inc.	38	1,343

		663,459

Food-Retail - 0.1%

Kroger Co.	2,397	76,680

Food-Wholesale/Distribution - 0.1%

Calavo Growers, Inc.	283	16,683
SpartanNash Co.	717	22,958
Sysco Corp.	653	33,865

		73,506

Footwear & Related Apparel - 0.1%

Crocs, Inc.†	1,403	12,122
Iconix Brand Group, Inc.†#	859	7,215
Steven Madden, Ltd.†	1,064	37,336
Wolverine World Wide, Inc.	1,904	45,525

		102,198

Forestry - 0.0%

Deltic Timber Corp.	195	13,831

Funeral Services & Related Items - 0.0%

Matthews International Corp., Class A	609	37,460

Garden Products - 0.0%

Toro Co.	267	25,939

Gas-Distribution - 0.3%

Northwest Natural Gas Co.	526	31,418
Piedmont Natural Gas Co., Inc.	1,551	93,215
Questar Corp.	4,390	109,794
South Jersey Industries, Inc.	1,520	45,114
Southwest Gas Corp.	908	63,396
Spire, Inc.	873	56,483
UGI Corp.	3,141	142,853

		542,273

Gold Mining - 0.0%

Newmont Mining Corp.	69	2,639

Golf - 0.0%

Callaway Golf Co.	1,797	20,522

Hazardous Waste Disposal - 0.0%

US Ecology, Inc.	416	18,662

Health Care Cost Containment - 0.0%

CorVel Corp.†	195	7,496
HealthEquity, Inc.†	676	22,010

		29,506

Home Furnishings - 0.1%

American Woodmark Corp.†	252	21,924
Ethan Allen Interiors, Inc.	488	16,329
La-Z-Boy, Inc.	954	25,443
Leggett & Platt, Inc.	90	4,723
Select Comfort Corp.†	899	23,599

		92,018

Hotels/Motels - 0.1%

Belmond, Ltd., Class A†	1,670	18,654
Interval Leisure Group, Inc.	2,120	36,888
Marcus Corp.	336	7,930
Marriott International, Inc., Class A#	51	3,638
Starwood Hotels & Resorts Worldwide, Inc.	88	6,816
Wyndham Worldwide Corp.	11	779

		74,705

Human Resources - 0.1%

AMN Healthcare Services, Inc.†	919	33,295
CDI Corp.	259	1,476
Cross Country Healthcare, Inc.†	627	7,631
Heidrick & Struggles International, Inc.	307	5,738
Insperity, Inc.	311	20,386
Kelly Services, Inc., Class A	569	10,879
Korn/Ferry International	1,095	26,105
ManpowerGroup, Inc.	249	17,794
Monster Worldwide, Inc.†	1,619	5,926
On Assignment, Inc.†	919	34,655
Resources Connection, Inc.	703	10,608
TrueBlue, Inc.†	812	17,742

		192,235

Identification Systems - 0.0%

Brady Corp., Class A	893	29,907

Independent Power Producers - 0.0%

NRG Energy, Inc.	923	11,178

Industrial Automated/Robotic - 0.0%

Rockwell Automation, Inc.	140	16,230

Instruments-Controls - 0.1%

Honeywell International, Inc.	680	79,363
Watts Water Technologies, Inc., Class A	533	34,325

		113,688

Insurance Brokers - 0.1%

Aon PLC	1,499	166,914
Arthur J. Gallagher & Co.	181	8,943
eHealth, Inc.†	296	3,327

		179,184

Insurance-Life/Health - 0.3%

Aflac, Inc.	4,699	348,572
American Equity Investment Life Holding Co.	1,573	27,716
Principal Financial Group, Inc.	45	2,208
Unum Group	1,470	52,347

		430,843

Insurance-Multi-line - 0.2%

American Financial Group, Inc.	3,107	233,491
Cincinnati Financial Corp.	125	9,639
Hartford Financial Services Group, Inc.	186	7,639
Horace Mann Educators Corp.	767	28,034
United Fire Group, Inc.	407	17,586

		296,389

Insurance-Property/Casualty - 0.4%

AMERISAFE, Inc.	367	22,024
AmTrust Financial Services, Inc.	6,216	164,662
Employers Holdings, Inc.	620	18,891
HCI Group, Inc.	161	5,118
Infinity Property & Casualty Corp.	211	17,779
Navigators Group, Inc.	211	19,826
ProAssurance Corp.	1,017	55,955
Progressive Corp.	698	22,727
RLI Corp.	727	51,602
Safety Insurance Group, Inc.	270	17,941
Selective Insurance Group, Inc.	1,102	43,970
Stewart Information Services Corp.	447	20,464
Travelers Cos., Inc.	741	87,964
United Insurance Holdings Corp.	318	5,009
Universal Insurance Holdings, Inc.#	616	15,264

		569,196

Insurance-Reinsurance - 0.7%

Aspen Insurance Holdings, Ltd.	5,104	234,580
Berkshire Hathaway, Inc., Class B†	3,831	576,527
Endurance Specialty Holdings, Ltd.	4,024	264,980

		1,076,087

Internet Connectivity Services - 0.0%

Cogent Communications Holdings, Inc.	787	27,970

Internet Content-Entertainment - 0.3%

Facebook, Inc., Class A†	3,451	435,240
Netflix, Inc.†	3	292

		435,532

Internet Content-Information/News - 0.0%

DHI Group, Inc.†	747	5,782
HealthStream, Inc.†	467	12,417
XO Group, Inc.†	456	8,500

		26,699

Internet Infrastructure Software - 0.1%

F5 Networks, Inc.†	1,350	165,686

Internet Security - 0.0%

VASCO Data Security International, Inc.†	571	10,409
VeriSign, Inc.†#	86	6,403

		16,812

Internet Telephone - 0.0%

8x8, Inc.†	1,709	22,678

Investment Management/Advisor Services - 0.1%

Ameriprise Financial, Inc.	70	7,075
BlackRock, Inc.	9	3,355
Calamos Asset Management, Inc., Class A	306	2,139
Financial Engines, Inc.#	1,011	32,322
Invesco, Ltd.	93	2,901
Legg Mason, Inc.	95	3,286
T. Rowe Price Group, Inc.	211	14,673
Virtus Investment Partners, Inc.	120	10,944

		76,695

Lasers-System/Components - 0.1%

Coherent, Inc.†	465	48,909
Electro Scientific Industries, Inc.†	491	2,735
II-VI, Inc.†	1,015	21,508
Rofin-Sinar Technologies, Inc.†	525	16,805

		89,957

Linen Supply & Related Items - 0.1%

G&K Services, Inc., Class A	378	36,791
UniFirst Corp.	292	37,490

		74,281

Machinery-Construction & Mining - 0.0%

Astec Industries, Inc.	361	21,223
Caterpillar, Inc.	55	4,507

		25,730

Machinery-Electrical - 0.0%

Franklin Electric Co., Inc.	733	28,037

Machinery-Farming - 0.2%

Alamo Group, Inc.	179	11,603
Deere & Co.	4,112	347,669
Lindsay Corp.#	201	14,464

		373,736

Machinery-General Industrial - 0.1%

Albany International Corp., Class A	551	23,324
Applied Industrial Technologies, Inc.	746	35,450
Chart Industries, Inc.†	585	17,620
DXP Enterprises, Inc.†	225	6,320
Tennant Co.	338	21,879

		104,593

Machinery-Pumps - 0.0%

SPX FLOW, Inc.†	797	23,440

Medical Imaging Systems - 0.0%

Analogic Corp.	237	21,093

Medical Information Systems - 0.1%

Computer Programs & Systems, Inc.	204	5,267
Medidata Solutions, Inc.†	1,096	59,294
Quality Systems, Inc.	851	10,016

		74,577

Medical Instruments - 0.4%

Abaxis, Inc.	404	20,257
AngioDynamics, Inc.†	470	7,774
Boston Scientific Corp.†	35	834
Bruker Corp.	1,730	38,683
CONMED Corp.	494	20,155
CryoLife, Inc.	450	7,177
Edwards Lifesciences Corp.†	133	15,316
Integra LifeSciences Holdings Corp.†	555	47,963
Intuitive Surgical, Inc.†	452	310,262
Medtronic PLC	436	37,945
Natus Medical, Inc.†	633	24,630
NuVasive, Inc.†	953	62,393
Vascular Solutions, Inc.†	332	15,992

		609,381

Medical Laser Systems - 0.0%

Cynosure, Inc., Class A†	450	23,441

Medical Products - 0.2%

Baxter International, Inc.	3,730	174,303
Cantel Medical Corp.	686	51,869
Haemonetics Corp.†	976	36,268
Integer Holdings Corp.†	465	11,253
Invacare Corp.	531	6,303
Luminex Corp.†	738	15,550
MiMedx Group, Inc.†#	1,906	13,799
SurModics, Inc.†	230	6,548
Zeltiq Aesthetics, Inc.†#	619	23,596

		339,489

Medical-Biomedical/Gene - 0.3%

Acorda Therapeutics, Inc.†	881	21,215
AMAG Pharmaceuticals, Inc.†	640	15,251
Amgen, Inc.	673	114,450
ANI Pharmaceuticals, Inc.†#	135	8,065
Aptevo Therapeutics, Inc.†	299	813
Biogen, Inc.†	39	11,920
Cambrex Corp.†	612	26,212
Celgene Corp.†	125	13,343
Emergent BioSolutions, Inc.†	598	15,937
Gilead Sciences, Inc.	217	17,008
Ligand Pharmaceuticals, Inc.†	362	37,398
Medicines Co.†	1,330	52,096
Momenta Pharmaceuticals, Inc.†	1,209	14,532
Regeneron Pharmaceuticals, Inc.†	16	6,281

Spectrum Pharmaceuticals, Inc.†	1,165	6,186
United Therapeutics Corp.†	406	49,646

		410,353

Medical-Drugs - 1.1%

AbbVie, Inc.	2,107	135,059
Allergan PLC†	86	20,170
Bristol-Myers Squibb Co.	275	15,782
Enanta Pharmaceuticals, Inc.†	233	5,124
Johnson & Johnson	4,199	501,109
Lannett Co., Inc.†	534	18,081
Mallinckrodt PLC†	435	32,425
Merck & Co., Inc.	9,507	596,944
Pfizer, Inc.	6,915	240,642
PharMerica Corp.†	588	14,853
Quintiles Transnational Holdings, Inc.†	1,787	138,135
SciClone Pharmaceuticals, Inc.†	954	9,607
Supernus Pharmaceuticals, Inc.†	662	14,154

		1,742,085

Medical-Generic Drugs - 0.0%

Impax Laboratories, Inc.†	1,327	32,100

Medical-HMO - 0.5%

Aetna, Inc.	2,354	275,700
Anthem, Inc.	2,184	273,175
Cigna Corp.	1,451	186,105
Humana, Inc.	196	35,027
Magellan Health, Inc.†	471	26,904
UnitedHealth Group, Inc.	307	41,767

		838,678

Medical-Hospitals - 0.1%

Adeptus Health, Inc., Class A†	258	10,981
HCA Holdings, Inc.†	1,097	82,878
Quorum Health Corp.†	564	3,469
Select Medical Holdings Corp.†	2,008	23,855
Surgical Care Affiliates, Inc.†	520	21,450
Universal Health Services, Inc., Class B	91	10,968

		153,601

Medical-Nursing Homes - 0.0%

Ensign Group, Inc.	894	16,798
Kindred Healthcare, Inc.	1,629	17,984

		34,782

Medical-Outpatient/Home Medical - 0.1%

Air Methods Corp.†#	668	23,500
Almost Family, Inc.†	167	6,151
Amedisys, Inc.†	537	25,846
Chemed Corp.	313	42,233
LHC Group, Inc.†	250	8,890
Providence Service Corp.†	224	10,557

		117,177

Medical-Wholesale Drug Distribution - 0.0%

AmerisourceBergen Corp.	135	11,741
Cardinal Health, Inc.	212	16,890
McKesson Corp.	89	16,431

		45,062

Metal Processors & Fabrication - 0.0%

CIRCOR International, Inc.	314	18,545
Haynes International, Inc.	221	8,153
Mueller Industries, Inc.	1,093	37,774

		64,472

Metal Products-Distribution - 0.0%

Olympic Steel, Inc.	163	3,151

Metal-Aluminum - 0.0%

Alcoa, Inc.	764	7,701
Century Aluminum Co.†	879	5,520
Kaiser Aluminum Corp.	344	29,319

		42,540

Metal-Copper - 0.0%

Freeport-McMoRan, Inc.	436	4,486

Miscellaneous Manufacturing - 0.1%

Hillenbrand, Inc.	1,205	38,741
John Bean Technologies Corp.	559	38,392

		77,133

Multimedia - 0.3%

E.W. Scripps Co., Class A†	1,020	17,330
Time Warner, Inc.	120	9,409
Twenty-First Century Fox, Inc., Class A	55	1,350
Twenty-First Century Fox, Inc., Class B	197	4,895
Walt Disney Co.	3,836	362,349

		395,333

Networking Products - 0.5%

Black Box Corp.	273	3,808
Cisco Systems, Inc.	20,885	656,625
Ixia†	1,136	13,098
LogMeIn, Inc.	478	39,913
NETGEAR, Inc.†	623	35,511

		748,955

Non-Ferrous Metals - 0.0%

Materion Corp.	383	11,237

Non-Hazardous Waste Disposal - 0.0%

Republic Services, Inc.	17	859

Office Automation & Equipment - 0.0%

Pitney Bowes, Inc.	143	2,682
Xerox Corp.	508	5,004

		7,686

Office Furnishings-Original - 0.0%

Interface, Inc.	1,252	22,135

Office Supplies & Forms - 0.0%

Avery Dennison Corp.	750	58,080

Oil & Gas Drilling - 0.2%

Atwood Oceanics, Inc.#	1,074	8,485
Diamond Offshore Drilling, Inc.#	8,740	161,428
Rowan Cos. PLC, Class A	3,366	41,940
Transocean, Ltd.#	6,295	61,061

		272,914

Oil Companies-Exploration & Production - 0.6%

Anadarko Petroleum Corp.	57	3,048
Apache Corp.	213	10,586
Bill Barrett Corp.†	886	5,883

Bonanza Creek Energy, Inc.†#	724	738
Cabot Oil & Gas Corp.	17	419
Carrizo Oil & Gas, Inc.†#	1,045	40,013
Chesapeake Energy Corp.†	713	4,528
Concho Resources, Inc.†	1,632	210,854
ConocoPhillips	254	10,427
Contango Oil & Gas Co.†	310	2,995
Devon Energy Corp.	260	11,266
EOG Resources, Inc.	63	5,575
Hess Corp.	74	4,018
Laredo Petroleum, Inc.†#	8,979	110,262
Marathon Oil Corp.	216	3,244
Memorial Resource Development Corp.†	13,218	190,339
Newfield Exploration Co.†	17	737
Noble Energy, Inc.	23	793
Northern Oil and Gas, Inc.†#	927	3,004
Occidental Petroleum Corp.	23	1,768
PDC Energy, Inc.†	886	58,830
Pioneer Natural Resources Co.	18	3,223
Southwestern Energy Co.†#	113	1,572
Synergy Resources Corp.†	3,704	24,261
Unit Corp.†	983	16,799
WPX Energy, Inc.†	13,197	158,364

		883,546

Oil Companies-Integrated - 0.5%

Chevron Corp.	2,233	224,595
Exxon Mobil Corp.	7,214	628,628
Murphy Oil Corp.#	115	3,073

		856,296

Oil Field Machinery & Equipment - 0.2%

Exterran Corp.†	624	8,817
Flotek Industries, Inc.†#	1,029	15,949
FMC Technologies, Inc.†	38	1,072
Gulf Island Fabrication, Inc.	238	2,094
National Oilwell Varco, Inc.	7,951	266,677

		294,609

Oil Refining & Marketing - 0.2%

Marathon Petroleum Corp.	180	7,652
Phillips 66	200	15,690
Tesoro Corp.	112	8,447
Valero Energy Corp.	5,830	322,690

		354,479

Oil-Field Services - 0.1%

Archrock, Inc.	1,332	14,679
Baker Hughes, Inc.	182	8,942
Basic Energy Services, Inc.†#	696	258
Bristow Group, Inc.#	669	7,633
CARBO Ceramics, Inc.	347	4,348
Era Group, Inc.†	342	2,493
Gulfmark Offshore, Inc., Class A†#	457	983
Halliburton Co.	38	1,634
Helix Energy Solutions Group, Inc.†	1,912	14,340
Matrix Service Co.†	509	9,411
Newpark Resources, Inc.†	1,609	11,360
Pioneer Energy Services Corp.†	1,144	3,809
Schlumberger, Ltd.	311	24,569
SEACOR Holdings, Inc.†#	305	17,928
Tesco Corp.	885	6,027
TETRA Technologies, Inc.†	1,538	9,305

		137,719

Optical Recognition Equipment - 0.0%

Lumentum Holdings, Inc.†	907	31,854

Paper & Related Products - 0.1%

Clearwater Paper Corp.†	327	20,297
International Paper Co.	333	16,147
Neenah Paper, Inc.	320	25,738
P.H. Glatfelter Co.	832	18,445
Schweitzer-Mauduit International, Inc.	584	22,940

		103,567

Patient Monitoring Equipment - 0.0%

Masimo Corp.†	843	49,855

Pharmacy Services - 0.1%

Diplomat Pharmacy, Inc.†	694	21,715
Express Scripts Holding Co.†	1,010	73,427

		95,142

Physical Therapy/Rehabilitation Centers - 0.0%

U.S. Physical Therapy, Inc.	239	15,069

Physicians Practice Management - 0.0%

Healthways, Inc.†	556	13,906

Pipelines - 0.1%

Kinder Morgan, Inc.	172	3,758
ONEOK, Inc.	1,345	63,067

		66,825

Platinum - 0.0%

Stillwater Mining Co.†	2,315	29,285

Poultry - 0.1%

Pilgrim’s Pride Corp.#	1,645	37,967
Sanderson Farms, Inc.#	380	36,567

		74,534

Power Converter/Supply Equipment - 0.0%

Advanced Energy Industries, Inc.†	757	33,270
Powell Industries, Inc.	156	6,201
SPX Corp.†	771	14,603
Vicor Corp.†	293	3,197

		57,271

Protection/Safety - 0.0%

Landauer, Inc.	170	8,078

Publishing-Books - 0.0%

Scholastic Corp.	494	19,888

Publishing-Newspapers - 0.0%

Gannett Co., Inc.	2,228	26,580

Real Estate Investment Trusts - 1.1%

Acadia Realty Trust	1,369	50,571
Agree Realty Corp.	452	21,691
American Assets Trust, Inc.	755	33,446
Apartment Investment & Management Co., Class A	6	271
AvalonBay Communities, Inc.	259	45,328

Boston Properties, Inc.	1,898	265,967
Brixmor Property Group, Inc.	8,821	251,928
Capstead Mtg. Corp.	1,835	18,203
CareTrust REIT, Inc.	1,108	16,465
Cedar Realty Trust, Inc.	1,436	10,870
Chesapeake Lodging Trust	1,149	29,276
CoreSite Realty Corp.	584	45,564
Cousins Properties, Inc.	3,817	42,063
Crown Castle International Corp.	32	3,033
DiamondRock Hospitality Co.	3,841	40,676
EastGroup Properties, Inc.	615	45,129
Equity Residential	3,860	250,398
Essex Property Trust, Inc.	124	28,160
Franklin Street Properties Corp.	1,705	21,415
GEO Group, Inc.	1,415	28,357
Getty Realty Corp.	503	11,836
Government Properties Income Trust	1,360	31,688
Host Hotels & Resorts, Inc.	894	15,931
Kimco Realty Corp.	932	28,007
Kite Realty Group Trust	1,594	46,035
Lexington Realty Trust	4,045	43,646
LTC Properties, Inc.	725	37,642
Parkway Properties, Inc.	1,560	28,080
Pennsylvania Real Estate Investment Trust	1,329	33,345
PS Business Parks, Inc.	373	41,321
Public Storage	163	36,502
Retail Opportunity Investments Corp.	1,924	42,924
Sabra Health Care REIT, Inc.	1,248	31,799
Saul Centers, Inc.	218	14,449
Summit Hotel Properties, Inc.	1,668	23,852
Universal Health Realty Income Trust	234	14,412
Urstadt Biddle Properties, Inc., Class A	506	11,491

		1,741,771

Real Estate Management/Services - 0.0%

Four Corners Property Trust, Inc.	1,031	21,352
HFF, Inc., Class A	663	17,775
RE/MAX Holdings, Inc., Class A	324	13,491

		52,618

Real Estate Operations & Development - 0.0%

Forestar Group, Inc.†#	648	8,132

Recreational Vehicles - 0.0%

Arctic Cat, Inc.#	231	3,273

Rental Auto/Equipment - 0.0%

Rent-A-Center, Inc.	979	11,963
United Rentals, Inc.†	24	1,976

		13,939

Research & Development - 0.0%

Albany Molecular Research, Inc.†#	479	7,099

Resort/Theme Parks - 0.0%

Marriott Vacations Worldwide Corp.	463	35,697

Respiratory Products - 0.0%

Inogen, Inc.†	278	16,130

Retail-Apparel/Shoe - 0.1%

Buckle, Inc.#	535	13,787
Caleres, Inc.	835	21,660
Cato Corp., Class A	482	16,523
Children’s Place, Inc.	361	29,386
Express, Inc.†	1,324	15,663
Finish Line, Inc., Class A	796	19,160
Francesca’s Holdings Corp.†	739	10,087
Genesco, Inc.†	400	29,056
Ross Stores, Inc.	47	2,925
Stein Mart, Inc.	519	4,173
Tailored Brands, Inc.	930	12,257
Urban Outfitters, Inc.†	51	1,828
Vera Bradley, Inc.†	378	5,655

		182,160

Retail-Auto Parts - 0.3%

AutoZone, Inc.†	190	140,942
Genuine Parts Co.	657	67,552
O’Reilly Automotive, Inc.†	1,065	298,147

		506,641

Retail-Automobile - 0.1%

Asbury Automotive Group, Inc.†	424	22,777
Group 1 Automotive, Inc.	401	23,796
Lithia Motors, Inc., Class A	456	37,743
Sonic Automotive, Inc., Class A	533	9,082

		93,398

Retail-Bookstores - 0.0%

Barnes & Noble Education, Inc.†	693	7,755
Barnes & Noble, Inc.	1,157	13,259

		21,014

Retail-Building Products - 0.3%

Home Depot, Inc.	2,240	300,429
Lowe’s Cos., Inc.	1,073	82,149
Lumber Liquidators Holdings, Inc.†#	481	7,580

		390,158

Retail-Consumer Electronics - 0.0%

Best Buy Co., Inc.	1,603	61,683

Retail-Discount - 0.4%

Fred’s, Inc., Class A	670	7,578
Target Corp.	330	23,163
Tuesday Morning Corp.†	786	5,243
Wal-Mart Stores, Inc.	7,317	522,726

		558,710

Retail-Drug Store - 0.0%

CVS Health Corp.	381	35,586
Walgreens Boots Alliance, Inc.	165	13,317

		48,903

Retail-Hair Salons - 0.0%

Regis Corp.†	680	8,548

Retail-Home Furnishings - 0.0%

Haverty Furniture Cos., Inc.	357	7,140
Kirkland’s, Inc.†	279	3,496

		10,636

Retail-Jewelry - 0.0%

Movado Group, Inc.	291	6,606

Retail-Leisure Products - 0.0%

MarineMax, Inc.†	453	8,983

Retail-Major Department Stores - 0.0%

Nordstrom, Inc.	60	3,028
TJX Cos., Inc.	207	16,030

		19,058

Retail-Misc./Diversified - 0.0%

Five Below, Inc.†	1,047	46,654

Retail-Office Supplies - 0.0%

Staples, Inc.	225	1,926

Retail-Pawn Shops - 0.0%

Cash America International, Inc.	451	19,632
EZCORP, Inc., Class A†	920	9,522
FirstCash, Inc.	540	27,929

		57,083

Retail-Pet Food & Supplies - 0.0%

PetMed Express, Inc.#	358	7,217

Retail-Petroleum Products - 0.1%

World Fuel Services Corp.	4,656	207,564

Retail-Regional Department Stores - 0.0%

Macy’s, Inc.	21	760
Stage Stores, Inc.	568	3,056

		3,816

Retail-Restaurants - 0.2%

Biglari Holdings, Inc.†	19	8,371
BJ’s Restaurants, Inc.†	367	14,577
Bob Evans Farms, Inc.	371	15,211
Chuy’s Holdings, Inc.†	316	9,569
Darden Restaurants, Inc.	991	61,085
DineEquity, Inc.	317	24,723
McDonald’s Corp.	695	80,384
Papa John’s International, Inc.	527	39,435
Popeyes Louisiana Kitchen, Inc.†	414	22,575
Red Robin Gourmet Burgers, Inc.†	261	13,118
Ruby Tuesday, Inc.†	1,099	3,341
Ruth’s Hospitality Group, Inc.	621	9,290
Sonic Corp.	929	26,653
Starbucks Corp.	281	15,801

		344,133

Retail-Sporting Goods - 0.0%

Big 5 Sporting Goods Corp.	328	4,103
Hibbett Sports, Inc.†#	428	16,422
Zumiez, Inc.†	355	5,929

		26,454

Retail-Video Rentals - 0.0%

Outerwall, Inc.#	329	17,095

Retail-Vitamins & Nutrition Supplements - 0.0%

Vitamin Shoppe, Inc.†	475	13,167

Rubber-Tires - 0.0%

Goodyear Tire & Rubber Co.	256	7,514

Rubber/Plastic Products - 0.0%

Myers Industries, Inc.	396	5,683
Proto Labs, Inc.†#	453	24,788

		30,471

Satellite Telecom - 0.0%

EchoStar Corp., Class A†	249	9,651
Iridium Communications, Inc.†#	1,553	12,937

		22,588

Savings & Loans/Thrifts - 0.1%

Astoria Financial Corp.	1,745	26,699
Banc of California, Inc.	939	20,958
Bank Mutual Corp.	750	5,850
BofI Holding, Inc.†#	1,097	23,586
Brookline Bancorp, Inc.	1,298	15,498
Dime Community Bancshares, Inc.	590	10,419
Northfield Bancorp, Inc.	721	11,457
Northwest Bancshares, Inc.	1,948	30,233
Oritani Financial Corp.	733	11,779
Provident Financial Services, Inc.	1,131	24,396
Sterling Bancorp	2,297	41,001

		221,876

Schools - 0.0%

American Public Education, Inc.†	289	5,974
Capella Education Co.	193	11,371
Career Education Corp.†	1,207	7,894
Strayer Education, Inc.†	213	10,369
Universal Technical Institute, Inc.#	374	853

		36,461

Security Services - 0.0%

Brink’s Co.	943	34,420

Seismic Data Collection - 0.0%

Geospace Technologies Corp.†#	234	4,135

Semiconductor Components-Integrated Circuits - 0.1%

Cirrus Logic, Inc.†	1,190	60,393
Exar Corp.†	859	7,817
Linear Technology Corp.	116	6,756
Maxim Integrated Products, Inc.	975	39,702
Power Integrations, Inc.	551	32,178
QUALCOMM, Inc.	184	11,605

		158,451

Semiconductor Equipment - 0.2%

Brooks Automation, Inc.	1,261	15,901
Cabot Microelectronics Corp.	452	22,473
Cohu, Inc.	441	4,794
KLA-Tencor Corp.	741	51,322
Kulicke & Soffa Industries, Inc.†	1,346	16,462
MKS Instruments, Inc.	1,021	49,763
Nanometrics, Inc.†	467	9,499
Rudolph Technologies, Inc.†	554	9,717
Tessera Technologies, Inc.	872	29,247
Ultratech, Inc.†	511	12,780
Veeco Instruments, Inc.†	727	14,300

		236,258

Steel Pipe & Tube - 0.0%

TimkenSteel Corp.	674	6,639

Steel-Producers - 0.2%

AK Steel Holding Corp.†	4,555	20,315
Nucor Corp.	4,947	239,979

		260,294

Storage/Warehousing - 0.0%

Mobile Mini, Inc.	850	25,415

Telecom Equipment-Fiber Optics - 0.0%

Harmonic, Inc.†	1,545	6,705
Viavi Solutions, Inc.†	4,447	34,598

		41,303

Telecom Services - 0.0%

Consolidated Communications Holdings, Inc.	969	23,305
Lumos Networks Corp.†	408	5,610
Spok Holdings, Inc.	373	6,173

		35,088

Telecommunication Equipment - 0.0%

ADTRAN, Inc.	937	17,222
Comtech Telecommunications Corp.	287	3,700
Juniper Networks, Inc.	341	7,870
Nortel Networks Corp.†(4)(6)	62	0

		28,792

Telephone-Integrated - 0.7%

AT&T, Inc.	11,678	477,397
CenturyLink, Inc.	8,889	247,114
Cincinnati Bell, Inc.†	4,017	16,791
General Communication, Inc., Class A†	527	7,325
Verizon Communications, Inc.	8,032	420,315

		1,168,942

Television - 0.0%

CBS Corp., Class B	506	25,821
ION Media Networks, Inc.†(4)(6)	18	21,441

		47,262

Textile-Apparel - 0.0%

Perry Ellis International, Inc.†	211	3,933
Unifi, Inc.†	266	6,924

		10,857

Therapeutics - 0.0%

Anika Therapeutics, Inc.†	274	12,944

Tobacco - 0.1%

Altria Group, Inc.	836	55,251
Philip Morris International, Inc.	1,102	110,123
Universal Corp.#	434	26,114

		191,488

Tools-Hand Held - 0.0%

Stanley Black & Decker, Inc.	74	9,158

Toys - 0.0%

Hasbro, Inc.	114	9,318

Transactional Software - 0.0%

Bottomline Technologies de, Inc.†	725	16,740
Synchronoss Technologies, Inc.†	770	32,148

		48,888

Transport-Air Freight - 0.0%

Atlas Air Worldwide Holdings, Inc.†	474	17,604

Transport-Equipment & Leasing - 0.0%

Greenbrier Cos., Inc.#	480	16,267

Transport-Marine - 0.0%

Hornbeck Offshore Services, Inc.†#	566	3,096
Tidewater, Inc.#	833	2,724

		5,820

Transport-Services - 0.2%

C.H. Robinson Worldwide, Inc.	1,374	95,383
Echo Global Logistics, Inc.†	456	11,765
Expeditors International of Washington, Inc.	833	42,191
Hub Group, Inc., Class A†	654	26,650
Matson, Inc.	827	31,914
United Parcel Service, Inc., Class B	1,471	160,663

		368,566

Transport-Truck - 0.1%

ArcBest Corp.	433	7,928
Celadon Group, Inc.	495	3,866
Forward Air Corp.	582	26,818
Heartland Express, Inc.#	1,130	21,504
Knight Transportation, Inc.	1,166	32,765
Landstar System, Inc.	41	2,838
Marten Transport, Ltd.	424	9,146
Roadrunner Transportation Systems, Inc.†	537	4,479
Saia, Inc.†	478	14,545

		123,889

Veterinary Diagnostics - 0.0%

Neogen Corp.†	718	42,405
Phibro Animal Health Corp., Class A	354	8,592

		50,997

Water - 0.0%

American States Water Co.	699	27,247
California Water Service Group	917	27,959

		55,206

Web Hosting/Design - 0.0%

NIC, Inc.	1,172	26,933

Web Portals/ISP - 0.4%

Alphabet, Inc., Class A†	153	120,847
Alphabet, Inc., Class C†	573	439,520
Blucora, Inc.†	727	7,524
Yahoo!, Inc.†	76	3,249

		571,140

Wire & Cable Products - 0.0%

Encore Wire Corp.	396	15,333
General Cable Corp.	942	15,195

		30,528

Wireless Equipment - 0.0%

CalAmp Corp.†	699	10,191
Motorola Solutions, Inc.	43	3,311

		13,502

X-Ray Equipment - 0.2%

Hologic, Inc.†	6,820	262,024

Total Common Stocks
(cost $41,950,163)		44,175,449

EXCHANGE-TRADED FUNDS - 9.1%

iShares Core S&P Small-Cap ETF	2,108	260,802
iShares MSCI Indonesia ETF#	247,600	6,318,752
iShares MSCI Japan Index Fund	628,000	7,711,840
iShares Russell 1000 Growth ETF	450	46,881
iShares Russell 1000 Value ETF#	4,179	444,604
SPDR S&P 500 ETF Trust, Series 1	313	68,058

Total Exchange-Traded Funds
(cost $15,061,413)		14,850,937

PREFERRED SECURITIES - 0.2%
Electric-Distribution - 0.1%

Entergy Louisiana LLC 4.70%	3,575	90,340

Sovereign Agency - 0.0%

Federal Home Loan Mtg. Corp. FRS Series Z 8.38%†#	2,200	8,140

Telecom Services - 0.1%

Qwest Corp. 6.13%#	6,925	175,895

Total Preferred Securities
(cost $296,449)		274,375

PREFERRED SECURITIES/CAPITAL SECURITIES - 0.7%
Banks-Super Regional - 0.1%

Fifth Third Bancorp FRS Series J 4.90% due 09/30/2019(2)	83,000	81,340
Wells Fargo Capital X 5.95% due 12/01/2086	28,000	30,940

		112,280

Diversified Banking Institutions - 0.1%

BAC Capital Trust XIII FRS Series F 4.00% due 09/19/2016(2)	178,000	144,358
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(2)	133,000	142,393

		286,751

Electric-Integrated - 0.0%

Dominion Resources, Inc. FRS 5.75% due 10/01/2054	47,000	48,527

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(4)(6)	45,000	5

Finance-Other Services - 0.1%

National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	100,000	101,019

Financial Guarantee Insurance - 0.0%

Assured Guaranty Municipal Holdings, Inc. FRS 6.40% due 12/15/2066*	100,000	76,000

Food-Dairy Products - 0.1%

Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	125,000	137,344

Insurance-Life/Health - 0.1%

Prudential Financial, Inc. FRS 5.38% due 05/15/2045	35,000	36,750
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	52,000	55,770

		92,520

Insurance-Multi-line - 0.1%

MetLife, Inc. 6.40% due 12/15/2066	81,000	90,963

Pipelines - 0.0%

Transcanada Trust FRS 5.63% due 05/20/2075	45,000	44,663

Tools-Hand Held - 0.1%

Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053#	128,000	137,152

Total Preferred Securities/Capital Securities
(cost $1,022,998)		1,127,224

Total Long-Term Investment Securities
(cost $127,932,152)		131,609,978

SHORT-TERM INVESTMENT SECURITIES - 13.3%
Registered Investment Companies - 4.0%

State Street Navigator Securities Lending Prime Portfolio 0.43%(7)(8)	6,522,032	6,522,032

Time Deposits - 6.2%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/01/2016	10,083,000	10,083,000

U.S. Government Treasuries - 3.1%

United States Treasury Bills
0.56% due 03/30/2017(9)	4,940,000	4,926,612
0.50% due 03/30/2017(9)	50,000	49,865
0.52% due 03/30/2017(9)	80,000	79,783

		5,056,260

Total Short-Term Investment Securities
(cost $21,658,506)		21,661,292

TOTAL INVESTMENTS
(cost $149,590,658) (10)	94.2%	153,271,270
Other assets less liabilities	5.8	9,427,275

NET ASSETS	100.0%	$162,698,545

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2016, the aggregate value of these securities was $10,228,006 representing 6.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	Collateralized Mortgage Obligation
(4)	Illiquid security. At August 31, 2016, the aggregate value of these securities was $21,460 representing 0.0% of net assets.
(5)	Principal amount of security is adjusted for inflation.
(6)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(7)	At August 31, 2016, the Fund had loaned securities with a total value of $6,565,766. This was secured by collateral of $6,522,032, which was received in cash and subsequently invested in short-term investments currently valued at $6,522,032 as reported in the Portfolio of Investments. Additional collateral of $207,786 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2016
United States Treasury Bills	0.00%	09/15/2016 to 12/29/2016	$13,473
United States Treasury Notes/Bonds	0.13% to 8.88%	12/31/2016 to 02/15/2046	194,313

(8)	The rate shown is the 7-day yield as of August 31, 2016
(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(10)	See Note 5 for cost of investments on a tax basis.

TBA - Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS - Treasury Inflation Protected Securities

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at August 31, 2016 and, unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2016	Unrealized Appreciation (Depreciation)

294	Long	EURO STOXX 50 Index	September 2016	$9,235,366	$9,936,654	$701,288
279	Long	Mexican Bolsa IPC Index	September 2016	6,798,701	7,046,710	248,009
4	Long	Mexican Bolsa IPC Index	December 2016	101,768	101,120	(648)
49	Short	Russell 1000 Growth Index	September 2016	4,876,369	5,115,110	(238,741)
3	Short	Russell 1000 Value Index	September 2016	314,139	313,200	939
101	Long	Russell 2000 Mini Index	September 2016	11,666,934	12,511,880	844,946
46	Short	S&P 500 E-Mini Index	September 2016	4,751,670	4,989,850	(238,180)
531	Long	SGX Nifty 50 Index	September 2016	9,219,857	9,392,859	173,002
81	Long	TOPIX Index	September 2016	10,302,632	10,416,131	113,499
26	Short	U.S. 5-Year Treasury Note	December 2016	3,151,018	3,152,500	(1,482)
31	Short	U.S. 10-Year Treasury Note	December 2016	4,057,534	4,058,578	(1,044)
28	Short	U.S. Treasury Long Bond	December 2016	4,763,650	4,770,500	(6,850)

						$1,594,738

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$1,800,837	$—	$1,800,837
U.S. Corporate Bonds & Notes:
Airlines	—	120,057	2,680	122,737
Finance-Investment Banker/Broker	—	73,002	14	73,016
Other Industries	—	28,597,405	—	28,597,405
Foreign Corporate Bonds & Notes	—	4,133,638	—	4,133,638
U.S. Government Agencies	—	22,206,535	—	22,206,535
U.S. Government Treasuries	—	2,051,724	—	2,051,724
Municipal Bonds & Notes	—	118,201	—	118,201
Foreign Government Obligations	—	12,077,900	—	12,077,900
Common Stocks:
Telecommunications Equipment	28,792	—	0	28,792
Television	25,821	—	21,441	47,262
Other Industries	44,099,395	—	—	44,099,395
Exchange-Traded Funds	14,850,937	—	—	14,850,937
Preferred Securities	274,375	—	—	274,375
Preferred Securities/Capital Securities
Finance-Investment Banker/Broker	—	—	5	5
Other Industries	—	1,127,219	—	1,127,219
Short-Term Investment Securities:
Registered Investment Companies	6,522,032	—	—	6,522,032
Other Short-Term Investment Securities	—	15,139,260	—	15,139,260

Total Investments at Value	$65,801,352	$87,445,778	$24,140	$153,271,270

Other Financial Instruments:†
Futures Contracts	$2,081,683	$—	$—	$2,081,683

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$486,945		$—	$486,945

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2016 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 99.7%
Aerospace/Defense - 1.6%

Boeing Co.#	52,800	$6,834,960
Northrop Grumman Corp.	7,700	1,632,939
Raytheon Co.	7,600	1,064,988
Rockwell Collins, Inc.	4,200	351,498

		9,884,385

Airlines - 2.4%

Alaska Air Group, Inc.	43,700	2,951,061
American Airlines Group, Inc.	228,800	8,305,440
Delta Air Lines, Inc.	30,400	1,117,200
United Continental Holdings, Inc.†	41,400	2,086,974

		14,460,675

Apparel Manufacturers - 0.3%

Hanesbrands, Inc.	75,400	2,001,116

Applications Software - 5.8%

Intuit, Inc.	2,800	312,060
Microsoft Corp.	302,200	17,364,412
Red Hat, Inc.†	39,700	2,897,306
Salesforce.com, Inc.†	132,000	10,483,440
ServiceNow, Inc.†	66,800	4,854,356

		35,911,574

Athletic Footwear - 0.1%

NIKE, Inc., Class B	15,300	881,892

Auto-Cars/Light Trucks - 0.8%

Ferrari NV#	13,700	659,518
Tesla Motors, Inc.†#	18,767	3,978,792

		4,638,310

Auto/Truck Parts & Equipment-Original - 0.6%

Delphi Automotive PLC	37,600	2,656,816
Johnson Controls, Inc.	27,600	1,211,088

		3,867,904

Banks-Fiduciary - 1.2%

Bank of New York Mellon Corp.	46,600	1,941,822
Northern Trust Corp.	6,900	487,071
State Street Corp.	67,800	4,762,272

		7,191,165

Beverages-Non-alcoholic - 0.1%

Monster Beverage Corp.†	4,100	630,949

Beverages-Wine/Spirits - 0.3%

Constellation Brands, Inc., Class A	11,700	1,919,385

Brewery - 0.2%

Molson Coors Brewing Co., Class B	9,700	992,504

Cable/Satellite TV - 0.6%

Charter Communications, Inc.† Class A	11,603	2,984,408
Comcast Corp., Class A	14,400	939,744

		3,924,152

Casino Hotels - 0.7%

Las Vegas Sands Corp.	28,800	1,446,048
MGM Resorts International†	130,800	3,124,812

		4,570,860

Chemicals-Diversified - 0.1%

E.I. du Pont de Nemours & Co.	4,500	313,200
PPG Industries, Inc.	500	52,940

		366,140

Chemicals-Specialty - 0.1%

Ashland, Inc.	6,500	761,020

Coatings/Paint - 0.3%

Sherwin-Williams Co.	5,400	1,532,034

Commercial Services - 0.1%

Ecolab, Inc.	5,800	713,690

Commercial Services-Finance - 0.9%

FleetCor Technologies, Inc.†	5,100	837,420
IHS Markit, Ltd.†	19,916	743,265
PayPal Holdings, Inc.†	68,600	2,548,490
S&P Global, Inc.	9,400	1,161,276

		5,290,451

Computer Services - 0.0%

Cognizant Technology Solutions Corp., Class A†	1,400	80,416

Computers - 0.8%

Apple, Inc.	44,700	4,742,670

Containers-Metal/Glass - 0.2%

Ball Corp.#	13,200	1,045,308

Cosmetics & Toiletries - 0.1%

Estee Lauder Cos., Inc., Class A	5,000	446,150

Cruise Lines - 0.6%

Carnival Corp.	4,800	229,440
Norwegian Cruise Line Holdings, Ltd.†	25,300	908,017
Royal Caribbean Cruises, Ltd.	37,600	2,673,736

		3,811,193

Data Processing/Management - 1.2%

Fidelity National Information Services, Inc.	19,400	1,539,002
Fiserv, Inc.†	57,400	5,915,070

		7,454,072

Dental Supplies & Equipment - 0.1%

DENTSPLY SIRONA, Inc.	4,600	282,716

Diagnostic Equipment - 4.0%

Danaher Corp.	195,180	15,889,604
Thermo Fisher Scientific, Inc.	59,200	9,009,648

		24,899,252

Diversified Banking Institutions - 2.1%

Citigroup, Inc.	20,600	983,444
JPMorgan Chase & Co.	27,800	1,876,500
Morgan Stanley	309,800	9,932,188

		12,792,132

Diversified Manufacturing Operations - 0.3%

Pentair PLC#	16,500	1,056,825
Textron, Inc.	22,500	919,125

		1,975,950

E-Commerce/Products - 10.5%

Alibaba Group Holding, Ltd. ADR†#	121,621	11,820,345
Amazon.com, Inc.†	68,700	52,841,292

		64,661,637

E-Commerce/Services - 4.3%

Ctrip.com International, Ltd. ADR†#	46,600	2,206,510

Priceline Group, Inc.†	17,200	24,367,756

		26,574,266

Electronic Components-Semiconductors - 0.6%

Broadcom, Ltd.	19,400	3,422,548

Electronic Measurement Instruments - 0.9%

Agilent Technologies, Inc.	13,000	610,740
Fortive Corp.	97,090	5,113,730

		5,724,470

Enterprise Software/Service - 0.2%

Workday, Inc., Class A†	17,700	1,500,783

Entertainment Software - 0.5%

Activision Blizzard, Inc.	5,300	219,261
Electronic Arts, Inc.†	38,400	3,119,232

		3,338,493

Finance-Credit Card - 5.6%

MasterCard, Inc., Class A	162,300	15,683,049
Visa, Inc., Class A	228,400	18,477,560

		34,160,609

Finance-Investment Banker/Broker - 1.2%

Charles Schwab Corp.	34,400	1,082,224
TD Ameritrade Holding Corp.#	193,400	6,356,091

		7,438,315

Finance-Other Services - 1.5%

CME Group, Inc.	7,900	855,965
Intercontinental Exchange, Inc.	28,920	8,156,018

		9,011,983

Food-Misc./Diversified - 0.4%

Kraft Heinz Co.	7,000	626,430
Mondelez International, Inc., Class A	40,300	1,814,306

		2,440,736

Hotels/Motels - 1.1%

Hilton Worldwide Holdings, Inc.#	160,159	3,822,995
Marriott International, Inc., Class A#	39,690	2,831,088

		6,654,083

Insurance Brokers - 0.6%

Aon PLC	2,200	244,970
Marsh & McLennan Cos., Inc.	38,400	2,596,992
Willis Towers Watson PLC	7,000	868,070

		3,710,032

Insurance-Multi-line - 0.1%

Chubb, Ltd.	5,700	723,501

Internet Application Software - 1.7%

Tencent Holdings, Ltd.	395,400	10,285,686

Internet Content-Entertainment - 6.0%

Facebook, Inc., Class A†	243,341	30,690,167
Netflix, Inc.†	65,600	6,392,720

		37,082,887

Investment Management/Advisor Services - 0.5%

Ameriprise Financial, Inc.	17,440	1,762,835
BlackRock, Inc.	3,600	1,342,116

		3,104,951

Machinery-General Industrial - 0.5%

Roper Technologies, Inc.	11,000	1,953,050
Wabtec Corp.	10,400	796,744

		2,749,794

Medical Instruments - 1.1%

Intuitive Surgical, Inc.†	8,900	6,109,138
Medtronic PLC	6,892	599,811

		6,708,949

Medical Products - 1.9%

Becton Dickinson and Co.	30,800	5,458,068
Henry Schein, Inc.†	3,900	638,781
Stryker Corp.#	48,200	5,574,812

		11,671,661

Medical-Biomedical/Gene - 4.6%

Alexion Pharmaceuticals, Inc.†	59,100	7,438,326
Biogen, Inc.†	20,500	6,265,415
Celgene Corp.†	82,400	8,795,376
Regeneron Pharmaceuticals, Inc.†	400	157,020
Vertex Pharmaceuticals, Inc.†	58,000	5,481,580

		28,137,717

Medical-Drugs - 4.5%

Allergan PLC†	43,251	10,144,090
Bristol-Myers Squibb Co.	104,900	6,020,211
Eli Lilly & Co.	43,900	3,413,225
Merck & Co., Inc.	11,800	740,922
Pfizer, Inc.	16,500	574,200
Shire PLC ADR#	24,086	4,508,417
Zoetis, Inc.	43,300	2,212,630

		27,613,695

Medical-HMO - 3.9%

Aetna, Inc.	58,077	6,801,978
Anthem, Inc.	8,300	1,038,164
Centene Corp.†	6,800	464,372
Cigna Corp.	14,200	1,821,292
Humana, Inc.	18,000	3,216,780
UnitedHealth Group, Inc.	79,300	10,788,765

		24,131,351

Medical-Wholesale Drug Distribution - 1.4%

Cardinal Health, Inc.	15,500	1,234,885
McKesson Corp.	41,400	7,643,268

		8,878,153

Multimedia - 0.3%

Time Warner, Inc.	12,400	972,284
Walt Disney Co.	6,000	566,760

		1,539,044

Real Estate Investment Trusts - 2.0%

American Tower Corp.	104,700	11,870,886
Equinix, Inc.	1,800	663,570

		12,534,456

Retail-Apparel/Shoe - 0.7%

Coach, Inc.	18,900	721,602

L Brands, Inc.	700	53,347
Ross Stores, Inc.	60,500	3,765,520

		4,540,469

Retail-Auto Parts - 1.6%

AutoZone, Inc.†	3,900	2,893,020
O’Reilly Automotive, Inc.†	24,500	6,858,775

		9,751,795

Retail-Building Products - 2.5%

Home Depot, Inc.	50,800	6,813,296
Lowe’s Cos., Inc.	111,800	8,559,408

		15,372,704

Retail-Discount - 0.4%

Costco Wholesale Corp.	7,800	1,264,302
Dollar General Corp.	20,100	1,475,541

		2,739,843

Retail-Drug Store - 1.6%

CVS Health Corp.	34,300	3,203,620
Walgreens Boots Alliance, Inc.	84,700	6,836,137

		10,039,757

Retail-Gardening Products - 0.4%

Tractor Supply Co.	31,200	2,619,240

Retail-Restaurants - 0.5%

Starbucks Corp.	40,300	2,266,069
Yum! Brands, Inc.	8,700	789,177

		3,055,246

Semiconductor Components-Integrated Circuits - 0.9%

NXP Semiconductors NV†	63,493	5,588,654

Tobacco - 0.3%

Philip Morris International, Inc.	18,200	1,818,726

Transport-Rail - 1.2%

Canadian Pacific Railway, Ltd.	29,100	4,455,501
Kansas City Southern	21,000	2,031,120
Norfolk Southern Corp.	1,300	122,070
Union Pacific Corp.	4,800	458,544

		7,067,235

Transport-Services - 0.7%

FedEx Corp.	27,000	4,453,110

Transport-Truck - 0.2%

JB Hunt Transport Services, Inc.	16,300	1,294,057

Web Portals/ISP - 7.2%

Alphabet, Inc., Class A†	20,100	15,875,985
Alphabet, Inc., Class C†	35,084	26,911,182
Baidu, Inc. ADR†	10,200	1,744,914

		44,532,081

Total Long-Term Investment Securities
(cost $418,600,811)		613,740,782

SHORT-TERM INVESTMENT SECURITIES - 1.8%
Registered Investment Companies - 1.8%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.26%(2)	500,114	500,114
State Street Navigator Securities Lending Prime Portfolio 0.43%(1)(2)	8,249,614	8,249,614
T. Rowe Price Reserve Investment Fund 0.32%(2)	1,947,200	1,947,200

Total Short-Term Investment Securities
(cost $10,696,928)		10,696,928

TOTAL INVESTMENTS
(cost $429,297,739)(3)	101.5%	624,437,710
Liabilities in excess of other assets	(1.5)	(8,947,565)

NET ASSETS	100.0%	$615,490,145

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At August 31, 2016, the Fund had loaned securities with a total value of $39,551,492. This was secured by collateral of $8,249,614, which was received in cash and subsequently invested in short-term investments currently valued at $8,249,614 as reported in the Portfolio of Investments. Additional collateral of $32,190,078 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2016
United States Treasury Bills	0.00%	09/15/2016 to 05/25/2017	$3,523,397
United States Treasury Notes/Bonds	zero coupon to 8.88%	09/15/2016 to 05/15/2046	28,666,681

(2)	The rate shown is the 7-day yield as of August 31, 2016.
(3)	See Note 5 for cost of investments on a tax basis.

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$613,740,782	$—	$—	$613,740,782
Short-Term Investment Securities	10,696,928	—	—	10,696,928

Total Investments at Value	$624,437,710	$—	$—	$624,437,710

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS - August 31, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.3%
Aerospace/Defense - 4.3%

General Dynamics Corp.	4,300	$654,546
Raytheon Co.	5,060	709,058
Rolls-Royce Holdings PLC ADR	24,600	248,706
Spirit AeroSystems Holdings, Inc., Class A†	17,000	778,940

		2,391,250

Aerospace/Defense-Equipment - 1.6%

United Technologies Corp.	8,390	892,948

Apparel Manufacturers - 1.5%

Hanesbrands, Inc.	30,900	820,086

Applications Software - 1.3%

Microsoft Corp.	13,035	748,991

Auto/Truck Parts & Equipment-Original - 1.3%

Johnson Controls, Inc.	16,500	724,020

Banks-Fiduciary - 1.5%

State Street Corp.	11,610	815,486

Banks-Super Regional - 7.2%

Capital One Financial Corp.	12,925	925,430
Fifth Third Bancorp	26,600	536,256
KeyCorp	58,300	732,248
PNC Financial Services Group, Inc.	8,125	732,062
Wells Fargo & Co.	22,245	1,130,046

		4,056,042

Beverages-Non-alcoholic - 1.3%

Coca-Cola European Partners PLC	19,500	749,775

Building & Construction Products-Misc. - 1.8%

Owens Corning	17,900	983,068

Building Products-Cement - 1.8%

CRH PLC ADR#	29,200	986,960

Building-Residential/Commercial - 1.0%

NVR, Inc.†	333	561,704

Chemicals-Diversified - 2.7%

FMC Corp.	17,500	821,450
LyondellBasell Industries NV, Class A	9,100	717,899

		1,539,349

Commercial Services - 1.4%

Nielsen Holdings PLC	15,000	799,200

Computers - 1.4%

Apple, Inc.	7,300	774,530

Cruise Lines - 4.3%

Carnival Corp.	17,900	855,620
Norwegian Cruise Line Holdings, Ltd.†	22,200	796,758
Royal Caribbean Cruises, Ltd.	10,800	767,988

		2,420,366

Diversified Banking Institutions - 6.2%

Bank of America Corp.	67,226	1,085,028
Citigroup, Inc.	25,910	1,236,943
JPMorgan Chase & Co.	16,705	1,127,588

		3,449,559

Diversified Manufacturing Operations - 0.5%

Eaton Corp. PLC	4,300	286,122

Diversified Minerals - 0.7%

Fairmount Santrol Holdings, Inc.†#	56,600	420,538

Electronic Components-Semiconductors - 2.8%

Microchip Technology, Inc.#	13,300	823,403
Texas Instruments, Inc.	11,020	766,331

		1,589,734

Electronic Security Devices - 1.5%

Johnson Controls International PLC†	18,800	821,184

Engineering/R&D Services - 0.7%

KBR, Inc.	27,000	396,360

Enterprise Software/Service - 1.4%

Oracle Corp.	19,000	783,180

Finance-Consumer Loans - 2.3%

Navient Corp.	46,005	661,552
SLM Corp.†	85,405	633,278

		1,294,830

Finance-Credit Card - 2.9%

American Express Co.	13,355	875,821
Discover Financial Services	12,200	732,000

		1,607,821

Finance-Investment Banker/Broker - 1.1%

E*TRADE Financial Corp.†	23,600	622,568

Finance-Mortgage Loan/Banker - 1.2%

FNF Group	17,800	670,882

Industrial Gases - 1.7%

Air Products & Chemicals, Inc.	6,100	949,282

Instruments-Controls - 1.0%

Honeywell International, Inc.	4,700	548,537

Insurance Brokers - 0.9%

Willis Towers Watson PLC	4,100	508,441

Insurance-Reinsurance - 1.5%

Berkshire Hathaway, Inc., Class B†	5,600	842,744

Investment Management/Advisor Services - 1.1%

Ameriprise Financial, Inc.	6,100	616,588

Machinery-Farming - 0.9%

Deere & Co.	6,300	532,665

Medical Instruments - 1.3%

Medtronic PLC	8,230	716,257

Medical-Drugs - 6.7%

Bayer AG ADR	5,500	588,115
Johnson & Johnson	7,585	905,194
Merck & Co., Inc.	12,900	809,991
Pfizer, Inc.	24,541	854,027
Sanofi ADR	15,700	603,979

		3,761,306

Medical-Generic Drugs - 1.4%

Teva Pharmaceutical Industries, Ltd. ADR	15,600	786,084

Medical-HMO - 4.1%

Anthem, Inc.	5,415	677,308
Cigna Corp.	5,600	718,256
UnitedHealth Group, Inc.	6,620	900,651

		2,296,215

Medical-Wholesale Drug Distribution - 1.3%

Cardinal Health, Inc.	9,000	717,030

Oil Companies-Exploration & Production - 3.1%

ConocoPhillips	19,065	782,618

Occidental Petroleum Corp.	12,065	927,195

		1,709,813

Oil Companies-Integrated - 3.2%

BP PLC ADR#	26,235	888,317
Chevron Corp.	8,900	895,162

		1,783,479

Oil Refining & Marketing - 2.1%

Marathon Petroleum Corp.	7,400	314,574
Phillips 66	10,700	839,415

		1,153,989

Pharmacy Services - 1.5%

Express Scripts Holding Co.†	11,500	836,050

Resort/Theme Parks - 0.3%

SeaWorld Entertainment, Inc.#	15,000	195,150

Savings & Loans/Thrifts - 1.5%

New York Community Bancorp, Inc.	55,800	843,138

Semiconductor Components-Integrated Circuits - 1.3%

QUALCOMM, Inc.	11,700	737,919

Telephone-Integrated - 1.6%

Verizon Communications, Inc.	16,838	881,133

Tobacco - 4.6%

Altria Group, Inc.	16,970	1,121,547
Philip Morris International, Inc.	7,500	749,475
Reynolds American, Inc.	14,756	731,455

		2,602,477

Tools-Hand Held - 1.5%

Stanley Black & Decker, Inc.	6,960	861,300

Total Long-Term Investment Securities
(cost $44,736,241)		55,086,150

SHORT-TERM INVESTMENT SECURITIES - 6.2%
Registered Investment Companies - 4.6%

State Street Navigator Securities Lending Prime Portfolio 0.43%(1)(2)	2,588,225	2,588,225

Time Deposits - 1.6%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/01/2016	$880,000	880,000

Total Short-Term Investment Securities
(cost $3,468,225)		3,468,225

TOTAL INVESTMENTS
(cost $48,204,466)(3)	104.5%	58,554,375
Liabilities in excess of other assets	(4.5)	(2,519,547)

NET ASSETS	100.0%	$56,034,828

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At August 31, 2016, the Fund had loaned securities with a total value of $2,611,875. This was secured by collateral of $2,588,225, which was received in cash and subsequently invested in short-term investments currently valued at $2,588,225 as reported in the Portfolio of Investments. Additional collateral of $122,838 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2016
United States Treasury Notes/Bonds	0.13% to 8.88%	04/30/2017 to 02/15/2046	$122,838

(2)	The rate shown is the 7-day yield as of August 31, 2016.
(3)	See Note 5 for cost of investments on a tax basis.

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$55,086,150	$—	$—	$55,086,150
Short-Term Investment Securities:
Registered Investment Companies	2,588,225	—	—	2,588,225
Time Deposits	—	880,000	—	880,000

Total Investments at Value*	$57,674,375	$880,000	$—	$58,554,375

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS - August 31, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES - 3.2%
Diversified Financial Services - 3.2%

AmeriCredit Automobile Receivables Trust Series 2013-3, Class D 3.00% due 07/08/2019	$200,000	$202,986
BA Credit Card Trust Series 2015-A2, Class A 1.36% due 09/15/2020	333,000	333,855
Capital One Multi-Asset Execution Trust Series 2016-A4, Class A4 1.33% due 06/15/2022	110,000	109,974
CGGS Commercial Mtg. Trust Series 2016-RNDA, Class AFX 2.76% due 02/10/2033*(1)	200,000	203,053
Chase Issuance Trust FRS Series 2014-A5, Class A5 0.88% due 04/15/2021	228,000	228,410
Chase Mtg. Trust VRS Series 2016-2, Class M2 3.75% due 12/25/2045*(3)	98,573	101,767
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(1)	420,000	432,137
Commercial Mtg. Trust VRS Series 2016-787S, Class A 3.55% due 02/10/2036*(1)	313,000	341,205
Commercial Mtg. Trust VRS Series 2016-787S, Class B 3.96% due 02/10/2036*(1)	125,000	137,772
CSMC Trust Series 2015-GLPA, Class A 3.88% due 11/15/2037*(1)	467,000	520,311
Ford Credit Auto Owner Trust Series 2014-C, Class B 1.97% due 04/15/2020	282,000	284,079
Ford Credit Auto Owner Trust Series 2015-2, Class A 2.44% due 01/15/2027*	250,000	256,032
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	240,000	247,646
Honda Auto Receivables Owner Trust Series 2016-2, Class A4 1.62% due 08/15/2022	112,000	112,714
Hudson Yards Mtg. Trust Series 2016-10HY, Class A 2.84% due 08/10/2038*(1)	862,000	887,360
LB-UBS Commercial Mtg. Trust Series 2007-C1, Class A4 5.42% due 02/15/2040(1)	416,693	419,262
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(1)	390,000	407,494
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(3)	441,664	443,018
Synchrony Credit Card Master Note Trust Series 2016-1, Class A 2.04% due 03/15/2022	100,000	101,340
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024	100,000	101,868
Taco Bell Funding LLC Series 2016-1A, Class A2I 3.83% due 05/25/2046*	115,000	116,569
Taco Bell Funding LLC Series 2016-1A, Class A2II 4.38% due 05/25/2046*	115,000	118,120
WF-RBS Commercial Mtg. Trust Series 2014-C25, Class A2 2.93% due 11/15/2047(1)	900,000	935,800

Total Asset Backed Securities
(cost $6,978,202)		7,042,772

U.S. CORPORATE BONDS & NOTES - 26.6%
Advertising Agencies - 0.1%

Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	126,000	136,408
Omnicom Group, Inc. Company Guar. Notes 3.60% due 04/15/2026	189,000	201,337

		337,745

Aerospace/Defense - 0.5%

BAE Systems Holdings, Inc. Company Guar. Notes 3.80% due 10/07/2024*	252,000	266,573
BAE Systems Holdings, Inc. Company Guar. Notes 4.75% due 10/07/2044*	94,000	105,285
Boeing Co. Senior Notes 0.95% due 05/15/2018	302,000	301,634
Boeing Co. Senior Notes 2.20% due 10/30/2022	186,000	190,211
General Dynamics Corp. Company Guar. Notes 2.13% due 08/15/2026	150,000	148,249

		1,011,952

Aerospace/Defense-Equipment - 0.3%

Harris Corp. Senior Notes 4.85% due 04/27/2035	241,000	269,581
Harris Corp. Senior Notes 5.05% due 04/27/2045	228,000	266,491
Spirit AeroSystems, Inc. Company Guar. Notes 3.85% due 06/15/2026	34,000	35,321

		571,393

Agricultural Operations - 0.1%

Archer-Daniels-Midland Co. Senior Notes 2.50% due 08/11/2026	137,000	137,965

Appliances - 0.1%

Whirlpool Corp. Senior Notes 4.50% due 06/01/2046	134,000	146,914

Applications Software - 0.4%

Microsoft Corp. Senior Notes 1.30% due 11/03/2018	202,000	203,253
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	205,000	206,087
Microsoft Corp. Senior Notes 3.45% due 08/08/2036	213,000	218,982
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	213,000	221,320

		849,642

Auto-Cars/Light Trucks - 1.5%

American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017	305,000	305,635
American Honda Finance Corp. Senior Notes 1.20% due 07/12/2019	283,000	282,401
BMW US Capital LLC Company Guar. Notes 1.50% due 04/11/2019*	204,000	204,994
Daimler Finance North America LLC Company Guar. Notes 1.38% due 08/01/2017*	393,000	393,854
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	192,000	192,947
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	413,000	424,109
Daimler Finance North America LLC Company Guar. Notes 2.63% due 09/15/2016*	150,000	150,070
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	163,000	163,244
Ford Motor Credit Co. LLC Senior Notes 2.02% due 05/03/2019	274,000	275,548
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023	273,000	276,321
Hyundai Capital America Senior Notes 2.40% due 10/30/2018*	485,000	492,202
Toyota Motor Credit Corp. Senior Notes 2.00% due 10/24/2018	167,000	169,706

		3,331,031

Auto-Heavy Duty Trucks - 0.2%

PACCAR Financial Corp. Senior Notes 1.65% due 02/25/2019	65,000	65,625
PACCAR Financial Corp. Senior Notes 2.20% due 09/15/2019	335,000	342,638

		408,263

Banks-Commercial - 0.9%

BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	473,000	491,979
Discover Bank Senior Notes 3.45% due 07/27/2026	250,000	251,559
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	221,000	230,934
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	589,000	600,489
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019	258,000	258,951
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021	219,000	227,204

		2,061,116

Banks-Fiduciary - 0.2%

Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	540,000	558,690

Banks-Super Regional - 0.4%

Capital One Financial Corp. Sub. Notes 3.75% due 07/28/2026	106,000	106,506
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	297,000	322,677
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	381,000	420,970
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	36,000	38,433
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	45,000	51,397

		939,983

Brewery - 0.8%

Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 1.90% due 02/01/2019	152,000	153,569
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	286,000	294,929

Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	125,000	131,265
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	215,000	249,498
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	79,000	95,821
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 1.38% due 07/15/2017	630,000	631,370
Molson Coors Brewing Co. Company Guar. Notes 3.00% due 07/15/2026	79,000	80,007
Molson Coors Brewing Co. Company Guar. Notes 4.20% due 07/15/2046	124,000	130,988

		1,767,447

Cable/Satellite TV - 0.4%

Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020*	160,000	167,429
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035*	136,000	162,616
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045*	81,000	99,544
Comcast Corp. Company Guar. Notes 2.35% due 01/15/2027	141,000	139,752
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	147,000	146,736
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	147,000	144,339

		860,416

Chemicals-Diversified - 0.2%

Westlake Chemical Corp. Company Guar. Notes 3.60% due 08/15/2026*	167,000	167,044
Westlake Chemical Corp. Company Guar. Notes 5.00% due 08/15/2046*	225,000	230,931

		397,975

Chemicals-Specialty - 0.1%

Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	179,000	244,325

Coatings/Paint - 0.2%

RPM International, Inc. Senior Notes 5.25% due 06/01/2045	409,000	436,413

Commercial Services-Finance - 0.1%

Automatic Data Processing, Inc. Senior Notes 2.25% due 09/15/2020	123,000	127,236

Computer Services - 0.2%

Hewlett Packard Enterprise Co. Senior Bonds 4.90% due 10/15/2025*	129,000	137,895
Hewlett Packard Enterprise Co. Senior Bonds 6.20% due 10/15/2035*	244,000	256,059

		393,954

Computers - 0.7%

Apple, Inc. Senior Notes 2.45% due 08/04/2026	158,000	158,421
Apple, Inc. Senior Notes 2.85% due 05/06/2021	259,000	273,372
Apple, Inc. Senior Notes 2.85% due 02/23/2023	229,000	240,600
Apple, Inc. Senior Notes 3.85% due 08/04/2046	115,000	120,011
Apple, Inc. Senior Notes 4.50% due 02/23/2036	89,000	102,846
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	156,000	166,908
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*	263,000	305,513
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	175,000	203,938

		1,571,609

Consumer Products-Misc. - 0.0%

Kimberly-Clark Corp. Senior Notes 1.85% due 03/01/2020	87,000	88,572

Containers-Paper/Plastic - 0.2%

Amcor Finance USA, Inc. Company Guar. Notes 3.63% due 04/28/2026*	264,000	273,107

Brambles USA, Inc. Company Guar. Notes 4.13% due 10/23/2025*	97,000	104,683

		377,790

Cosmetics & Toiletries - 0.0%

Estee Lauder Cos., Inc. Senior Notes 4.38% due 06/15/2045	69,000	80,718

Data Processing/Management - 0.1%

Fidelity National Information Services, Inc. Senior Notes 4.50% due 08/15/2046	104,000	106,085
Fidelity National Information Services, Inc. Company Guar. Notes 5.00% due 10/15/2025	100,000	114,779

		220,864

Diagnostic Equipment - 0.1%

Danaher Corp. Senior Notes 4.38% due 09/15/2045	98,000	118,799

Distribution/Wholesale - 0.1%

WW Grainger, Inc. Senior Notes 3.75% due 05/15/2046	106,000	112,221

Diversified Banking Institutions - 3.6%

Bank of America Corp. Senior Notes 2.60% due 01/15/2019	757,000	773,967
Bank of America Corp. Senior Notes 2.63% due 10/19/2020	143,000	146,435
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	144,000	149,992
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	222,000	235,336
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	334,000	415,711
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	44,000	53,587
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025	121,000	124,900
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	798,000	846,429
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	295,000	311,203
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	142,000	170,088
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	55,000	58,330
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	179,000	190,027
Goldman Sachs Group, Inc. Senior Notes 4.75% due 10/21/2045	86,000	98,410
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	31,000	34,130
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	335,000	421,844
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	499,000	636,402
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019	399,000	405,943
JPMorgan Chase & Co. Senior Notes 2.30% due 08/15/2021	143,000	143,870
JPMorgan Chase & Co. Senior Notes 2.70% due 05/18/2023	184,000	186,985
JPMorgan Chase & Co. Senior Notes 2.75% due 06/23/2020	310,000	319,259
JPMorgan Chase & Co. Sub. Notes 4.13% due 12/15/2026	274,000	294,104
JPMorgan Chase & Co. Sub. Notes 4.95% due 06/01/2045	21,000	24,299
Morgan Stanley Senior Notes 2.80% due 06/16/2020	152,000	156,374
Morgan Stanley Senior Notes 3.13% due 07/27/2026	120,000	121,402
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	772,000	819,056
Morgan Stanley Senior Notes 4.75% due 03/22/2017	323,000	329,102
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	348,000	389,207

		7,856,392

Diversified Financial Services - 0.2%

USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*	359,000	365,904

Diversified Manufacturing Operations - 0.6%

General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	78,000	106,745
General Electric Co. Senior Notes 2.70% due 10/09/2022	262,000	273,821
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043	330,000	412,784
Textron, Inc. Senior Notes 4.00% due 03/15/2026	202,000	213,400
Textron, Inc. Senior Notes 4.63% due 09/21/2016	305,000	305,469

		1,312,219

Electric-Distribution - 0.2%

Entergy Louisiana LLC 1st. Mtg. Bonds 4.95% due 01/15/2045	409,000	433,018

Electric-Integrated - 1.4%

Arizona Public Service Co. Senior Notes 2.20% due 01/15/2020	134,000	136,124
Black Hills Corp. Senior Notes 3.15% due 01/15/2027#	100,000	101,193
Dominion Resources, Inc. Jr. Sub. Notes 2.96% due 07/01/2019	87,000	89,367
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	326,000	373,964
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	149,000	150,495
Duke Energy Progress LLC 1st. Mtg. Bonds 2.80% due 05/15/2022	206,000	215,691
Entergy Arkansas, Inc. 1st. Mtg. Bonds 4.95% due 12/15/2044	192,000	203,076
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	180,000	185,186
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	262,000	342,202
Louisville Gas & Electric Co. 1st. Mtg. Bonds 4.38% due 10/01/2045	30,000	34,918
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	433,000	452,601
South Carolina Electric & Gas Co. 1st. Mtg. Bonds 5.10% due 06/01/2065	146,000	173,874
Southern California Edison Co. 1st. Mtg. Notes 1.13% due 05/01/2017	310,000	310,351
Southern Co. Senior Notes 1.30% due 08/15/2017	259,000	259,257
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	137,000	146,045

		3,174,344

Electronic Components-Misc. - 0.1%

Corning, Inc. Senior Notes 1.50% due 05/08/2018	160,000	159,764

Electronic Components-Semiconductors - 0.1%

Intel Corp. Senior Notes 1.35% due 12/15/2017	249,000	250,116

Electronic Measurement Instruments - 0.1%

FLIR Systems, Inc. Senior Notes 3.13% due 06/15/2021	138,000	142,545
Fortive Corp. Company Guar. Notes 4.30% due 06/15/2046*	122,000	135,960

		278,505

Electronic Parts Distribution - 0.1%

Avnet, Inc. Senior Notes 4.63% due 04/15/2026	106,000	110,194

Enterprise Software/Service - 0.6%

Oracle Corp. Senior Notes 1.90% due 09/15/2021	285,000	285,954
Oracle Corp. Senior Notes 2.65% due 07/15/2026	215,000	216,976
Oracle Corp. Senior Notes 2.80% due 07/08/2021	406,000	425,366
Oracle Corp. Senior Notes 3.85% due 07/15/2036	224,000	236,214
Oracle Corp. Senior Notes 3.90% due 05/15/2035	82,000	86,479

		1,250,989

Finance-Credit Card - 0.3%

American Express Credit Corp. Senior Notes 2.25% due 05/05/2021	290,000	295,094

Discover Financial Services Senior Notes 3.75% due 03/04/2025	275,000	279,155

		574,249

Finance-Investment Banker/Broker - 0.1%

Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	89,000	6,452
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(4)(9)	87,000	9
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(4)(9)	112,000	11
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	176,000	183,388

		189,860

Finance-Leasing Companies - 0.1%

International Lease Finance Corp. Senior Notes 5.88% due 08/15/2022	156,000	176,085

Finance-Other Services - 0.5%

National Rural Utilities Cooperative Finance Corp. Senior Notes 0.95% due 04/24/2017	134,000	133,964
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017	478,000	478,229
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.00% due 01/27/2020	269,000	272,738
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	114,000	116,901

		1,001,832

Food-Misc./Diversified - 0.2%

Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	87,000	94,111
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	276,000	304,231

		398,342

Gas-Distribution - 0.1%

Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043	109,000	121,315

Home Decoration Products - 0.1%

Newell Rubbermaid, Inc. Senior Notes 4.20% due 04/01/2026	108,000	117,993
Newell Rubbermaid, Inc. Senior Notes 5.38% due 04/01/2036	79,000	94,352

		212,345

Industrial Gases - 0.0%

Airgas, Inc. Company Guar. Notes 3.05% due 08/01/2020	84,000	87,131

Insurance-Life/Health - 0.6%

Jackson National Life Global Funding Sec. Notes 3.05% due 04/29/2026*	369,000	375,498
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	185,000	205,494
Pricoa Global Funding I Senior Sec. Notes 1.35% due 08/18/2017*	320,000	320,413
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	117,000	117,699
Principal Life Global Funding II Senior Sec. Notes 3.00% due 04/18/2026*	92,000	94,164
Unum Group Senior Notes 5.75% due 08/15/2042	89,000	101,876

		1,215,144

Insurance-Multi-line - 0.4%

Assurant, Inc. Senior Notes 6.75% due 02/15/2034	477,000	607,489
MetLife, Inc. Senior Notes 4.60% due 05/13/2046	131,000	142,527
Old Republic International Corp. Senior Notes 3.88% due 08/26/2026	66,000	66,509

		816,525

Insurance-Mutual - 0.4%

Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	169,000	171,587
MassMutual Global Funding II Senior Sec. Notes 2.10% due 08/02/2018*	442,000	448,890
MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022*	162,000	163,647
New York Life Global Funding Sec. Notes 2.10% due 01/02/2019*	187,000	190,189

		974,313

Insurance-Reinsurance - 0.1%

Berkshire Hathaway, Inc. Senior Notes 1.15% due 08/15/2018	186,000	186,145

Machinery-Farming - 0.4%

John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017	351,000	351,362
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017	429,000	431,805

		783,167

Medical Labs & Testing Services - 0.7%

Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	71,000	73,781
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	229,000	240,540
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	117,000	128,642
Quest Diagnostics, Inc. Senior Notes 3.45% due 06/01/2026	154,000	160,079
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*	441,000	442,757
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	548,000	563,257

		1,609,056

Medical Products - 0.1%

Baxter International, Inc. Senior Notes 2.60% due 08/15/2026	145,000	143,566
Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	56,000	59,058

		202,624

Medical-Biomedical/Gene - 0.0%

Amgen, Inc. Senior Notes 4.40% due 05/01/2045	95,000	102,121

Medical-Drugs - 0.1%

Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	216,000	222,515

Medical-HMO - 0.3%

UnitedHealth Group, Inc. Senior Notes 1.40% due 12/15/2017	211,000	211,894
UnitedHealth Group, Inc. Senior Notes 2.13% due 03/15/2021	196,000	199,771
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	152,000	163,732

		575,397

Multimedia - 0.2%

Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	125,000	143,458
Walt Disney Co. Senior Notes 1.50% due 09/17/2018	207,000	208,856
Walt Disney Co. Senior Notes 1.65% due 01/08/2019	97,000	98,230

		450,544

Networking Products - 0.5%

Cisco Systems, Inc. Senior Notes 1.40% due 02/28/2018	255,000	256,319
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	528,000	540,199
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	218,000	223,910

		1,020,428

Oil Companies-Exploration & Production - 0.8%

Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	713,000	823,090
Hess Corp. Senior Notes 5.60% due 02/15/2041	124,000	126,367
Hess Corp. Senior Notes 7.88% due 10/01/2029	154,000	187,293
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	228,000	232,897
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	184,000	183,662
Occidental Petroleum Corp. Senior Notes 4.40% due 04/15/2046	147,000	163,198

		1,716,507

Oil Companies-Integrated - 0.3%

Chevron Corp. Senior Notes 1.37% due 03/02/2018	289,000	289,880
Chevron Corp. Senior Notes 1.96% due 03/03/2020	159,000	161,783

Exxon Mobil Corp. Senior Notes 1.31% due 03/06/2018	165,000	165,499

		617,162

Paper & Related Products - 0.8%

Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	251,000	284,385
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	530,000	568,809
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	368,000	395,702
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	256,000	289,586
International Paper Co. Senior Notes 4.40% due 08/15/2047	246,000	249,975

		1,788,457

Pharmacy Services - 0.2%

Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	105,000	106,738
Express Scripts Holding Co. Company Guar. Notes 4.50% due 02/25/2026	183,000	202,249
Express Scripts Holding Co. Company Guar. Notes 4.80% due 07/15/2046	235,000	249,322

		558,309

Pipelines - 1.0%

Colorado Interstate Gas Co. LLC /Colorado Interstate Issuing Corp. Company Guar. Notes 4.15% due 08/15/2026*	148,000	147,562
Columbia Pipeline Group, Inc. Company Guar. Notes 2.45% due 06/01/2018	59,000	59,297
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	176,000	169,655
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/2041	88,000	90,861
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	371,000	401,716
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	185,000	184,568
Enterprise Products Operating LLC Company Guar. Notes 3.95% due 02/15/2027	116,000	122,097
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 03/15/2044	76,000	80,492
Kinder Morgan Energy Partners LP Company Guar. Notes 3.45% due 02/15/2023	294,000	291,246
Kinder Morgan Energy Partners LP Company Guar. Notes 4.70% due 11/01/2042	131,000	121,057
Kinder Morgan Energy Partners LP Company Guar. Notes 5.63% due 09/01/2041	73,000	74,646
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.60% due 11/01/2024	89,000	86,406
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.85% due 10/15/2023	107,000	106,545
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	199,000	205,737

		2,141,885

Power Converter/Supply Equipment - 0.1%

Hubbell, Inc. Senior Notes 3.35% due 03/01/2026	175,000	184,417

Real Estate Investment Trusts - 0.2%

American Tower Corp. Senior Notes 3.38% due 10/15/2026	155,000	159,006
Columbia Property Trust Operating Partnership LP Company Guar. Notes 3.65% due 08/15/2026	70,000	70,336
CubeSmart LP Company Guar. Notes 3.13% due 09/01/2026	136,000	135,873
Essex Portfolio LP Company Guar. Notes 3.38% due 04/15/2026	71,000	73,324
Federal Realty Investment Trust Senior Notes 3.63% due 08/01/2046	30,000	30,080
Kimco Realty Corp. Senior Notes 2.80% due 10/01/2026	72,000	71,751

		540,370

Retail-Auto Parts - 0.0%

O’Reilly Automotive, Inc. Company Guar. Notes 3.55% due 03/15/2026#	61,000	65,059

Retail-Building Products - 0.0%

Home Depot, Inc. Senior Notes 2.00% due 04/01/2021	14,000	14,294

Retail-Discount - 0.2%

Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022	306,000	314,429
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	194,000	200,471

		514,900

Retail-Drug Store - 0.5%

CVS Health Corp. Senior Notes 2.88% due 06/01/2026	232,000	237,868
CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	127,235	140,645
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	144,494	169,703
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	142,226	169,117
Walgreens Boots Alliance, Inc. Senior Notes 3.45% due 06/01/2026	322,000	335,219
Walgreens Boots Alliance, Inc. Senior Notes 4.65% due 06/01/2046	8,000	8,835

		1,061,387

Retail-Restaurants - 0.0%

McDonald’s Corp. Senior Notes 4.70% due 12/09/2035	32,000	36,714

Savings & Loans/Thrifts - 0.9%

Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	363,000	369,810
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	991,000	1,131,651
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	400,000	489,617

		1,991,078

Steel Pipe & Tube - 0.1%

Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	303,000	288,680

Telephone-Integrated - 1.3%

AT&T, Inc. Senior Notes 3.00% due 06/30/2022	523,000	539,290
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	277,000	279,259
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	362,000	383,315
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	222,000	237,273
AT&T, Inc. Senior Notes 5.80% due 02/15/2019	130,000	143,177
Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021	313,000	328,573
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	104,000	110,593
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	674,000	700,937
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	147,000	162,638
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	15,000	19,599

		2,904,654

Transport-Rail - 0.0%

Burlington Northern Santa Fe LLC Senior Notes 3.90% due 08/01/2046	100,000	108,694

Transport-Services - 0.1%

TTX Co. Senior Notes 4.20% due 07/01/2046*	250,000	270,387

Trucking/Leasing - 0.0%

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 02/01/2022*	95,000	98,293

Total U.S. Corporate Bonds & Notes
(cost $55,830,851)		58,164,863

FOREIGN CORPORATE BONDS & NOTES - 5.6%
Banks-Commercial - 1.7%

Australia & New Zealand Banking Group, Ltd. Senior Notes 1.60% due 07/15/2019	253,000	252,641
Cooperatieve Rabobank UA NY Company Guar. Notes 3.75% due 07/21/2026	250,000	252,840
Credit Suisse AG Senior Notes 1.70% due 04/27/2018	414,000	414,298
Credit Suisse NY Senior Notes 3.00% due 10/29/2021	254,000	262,231

DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*	336,000	340,186
Intesa Sanpaolo SpA Sub. Notes 5.02% due 06/26/2024*	280,000	264,321
Mizuho Bank, Ltd. Company Guar. Notes 2.15% due 10/20/2018*	215,000	217,020
Mizuho Bank, Ltd. Company Guar. Notes 2.45% due 04/16/2019*	239,000	242,789
National Bank of Canada Company Guar. Notes 1.45% due 11/07/2017	650,000	651,014
National Bank of Canada Bank Guar. Notes 2.10% due 12/14/2018	253,000	256,007
Royal Bank of Canada Sub. Notes 4.65% due 01/27/2026	215,000	236,654
Toronto-Dominion Bank Senior Notes 1.80% due 07/13/2021	284,000	282,410

		3,672,411

Beverages-Non-alcoholic - 0.2%

Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	410,000	417,295

Beverages-Wine/Spirits - 0.3%

Bacardi, Ltd. Company Guar. Notes 2.75% due 07/15/2026*	102,000	101,566
Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/2017	353,000	370,917
Pernod Ricard SA Senior Notes 3.25% due 06/08/2026*	167,000	171,834

		644,317

Chemicals-Plastics - 0.1%

Mexichem SAB de CV Company Guar. Notes 5.88% due 09/17/2044*	219,000	220,314

Consumer Products-Misc. - 0.1%

Kimberly-Clark de Mexico SAB de CV Senior Notes 3.25% due 03/12/2025*	259,000	262,516

Diversified Banking Institutions - 0.3%

BNP Paribas SA Sub. Notes 4.38% due 05/12/2026*	209,000	216,173
Deutsche Bank AG Senior Notes 3.38% due 05/12/2021	119,000	118,964
Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025*	262,000	268,963

		604,100

Diversified Financial Services - 0.1%

GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	249,000	284,813

Diversified Manufacturing Operations - 0.1%

Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 4.65% due 11/01/2044	98,000	109,356

Electric-Generation - 0.6%

Electricite de France SA Senior Notes 2.35% due 10/13/2020*	677,000	693,780
Electricite de France SA Senior Notes 3.63% due 10/13/2025*	124,000	129,820
Electricite de France SA Senior Notes 4.95% due 10/13/2045*	285,000	326,618
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	122,000	133,388

		1,283,606

Gold Mining - 0.1%

Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	111,000	121,365

Insurance-Multi-line - 0.2%

XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025	135,000	137,493
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045	304,000	305,576

		443,069

Medical-Drugs - 0.5%

Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	404,000	405,003
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.80% due 07/21/2023	197,000	198,062
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	215,000	216,477
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 4.10% due 10/01/2046	245,000	250,112

		1,069,654

Medical-Generic Drugs - 0.2%

Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	269,000	277,749
Perrigo Co. PLC Senior Notes 4.00% due 11/15/2023#	269,000	277,066

		554,815

Oil Companies-Integrated - 0.8%

BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017	475,000	475,709
BP Capital Markets PLC Company Guar. Notes 1.68% due 05/03/2019	164,000	165,330
BP Capital Markets PLC Company Guar. Notes 3.12% due 05/04/2026	132,000	136,396
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	201,000	212,889
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	22,000	20,900
Shell International Finance BV Company Guar. Notes 1.25% due 11/10/2017	196,000	196,260
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020	216,000	220,545
Shell International Finance BV Company Guar. Notes 2.25% due 11/10/2020	227,000	232,209
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046	99,000	103,744

		1,763,982

SupraNational Banks - 0.1%

North American Development Bank Senior Notes 2.30% due 10/10/2018	257,000	261,455

Telephone-Integrated - 0.1%

Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	275,000	301,813

Transport-Rail - 0.1%

Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	152,000	189,537

Total Foreign Corporate Bonds & Notes
(cost $11,920,568)		12,204,418

MUNICIPAL BONDS & NOTES - 0.2%

Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062 (cost $335,000)	335,000	395,973

U.S. GOVERNMENT AGENCIES - 40.1%
Federal Home Loan Bank - 0.2%

5.50% due 07/15/2036	250,000	366,396

Federal Home Loan Mtg. Corp. - 15.5%

2.49% due 02/01/2037 FRS	96,284	100,242
2.50% due 01/01/2028	305,534	317,147
2.50% due 04/01/2028	756,534	785,338
2.50% due 03/01/2031	635,450	657,577
2.97% due 11/01/2037 FRS	713,611	754,193
3.00% due 08/01/2027	545,015	571,418
3.00% due 10/01/2042	632,366	656,749
3.00% due 11/01/2042	752,322	782,503
3.00% due 04/01/2043	787,177	818,388
3.00% due 05/01/2043	1,117,768	1,174,744
3.00% due 08/01/2043	801,430	832,843
3.00% due 07/01/2045	1,075,712	1,117,189
3.00% due 10/01/2045	538,968	559,750
3.00% due September 15 TBA	1,963,000	2,036,843
3.50% due 11/01/2041	795,817	840,484
3.50% due 03/01/2042	258,558	273,227
3.50% due 04/01/2042	1,370,392	1,453,444
3.50% due 06/01/2042	1,845,166	1,949,223
3.50% due 08/01/2042	339,203	361,590
3.50% due 03/01/2045	2,176,463	2,292,727
3.50% due 08/01/2045	903,418	959,714
3.50% due 10/01/2045	902,099	950,115
3.50% due 11/01/2045	614,133	646,822
3.50% due 03/01/2046	1,505,527	1,585,661
4.00% due 09/01/2040	585,630	629,154
4.00% due 07/01/2044	826,428	883,972
4.00% due 10/01/2045	1,272,066	1,360,866
4.00% due 11/01/2045	1,443,940	1,544,692
4.50% due 01/01/2039	17,119	18,725
4.50% due 04/01/2044	275,893	301,532
4.50% due 09/01/2044	1,948,985	2,129,077
4.50% due 03/01/2046	431,423	472,345
5.00% due 10/01/2033	828	912
5.00% due 06/01/2039	539,533	602,004
5.00% due 11/01/2043	712,223	793,218
5.50% due 11/01/2018	21,205	21,745
5.50% due 02/01/2035	103,609	115,734
6.00% due 10/01/2033	158,190	182,261
6.00% due 03/01/2040	968	1,107
6.50% due 02/01/2035	6,740	7,839

6.50% due 01/01/2036	19,200	22,002
6.75% due 09/15/2029	500,000	754,409
6.75% due 03/15/2031	250,000	389,343
7.00% due 11/01/2016	31	31
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 6.29% due 09/15/2039(3)(5)	386,342	57,541
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2014-DN1, Class M2
2.72% due 02/25/2024(3)	431,000	441,800
Series 2014-HQ2, Class M2
2.72% due 09/25/2024(3)	600,000	614,862
Series 2014-HQ3, Class M2
3.17% due 10/25/2024(3)	186,822	189,287

		34,012,389

Federal National Mtg. Assoc. - 21.0%

2.43% due 09/01/2035 FRS	562,370	589,902
2.50% due 09/01/2027	83,860	86,725
2.50% due 04/01/2028	443,263	459,982
2.50% due 02/01/2031	744,358	769,770
2.50% due 05/01/2031	862,004	891,433
2.50% due September 15 TBA	570,000	588,970
2.58% due 10/01/2035 FRS	601,411	636,643
2.58% due 10/01/2040 FRS	155,242	164,522
2.59% due 05/01/2037 FRS	147,201	153,965
2.67% due 05/01/2040 FRS	673,327	710,723
2.67% due 10/01/2040 FRS	360,220	381,532
2.76% due 11/01/2036 FRS	285,787	302,916
2.77% due 07/01/2039 FRS	468,418	490,860
2.97% due 08/01/2035 FRS	336,541	355,615
3.00% due 10/01/2027	136,845	143,355
3.00% due 12/01/2027	1,012,497	1,061,586
3.00% due 01/01/2028	1,129,334	1,184,539
3.00% due 10/01/2030	753,658	789,508
3.00% due 03/01/2042	844,268	877,755
3.00% due 12/01/2042	893,628	932,559
3.00% due 02/01/2045	802,938	833,850
3.00% due 06/01/2045	891,312	933,405
3.00% due September 15 TBA	34,000	35,599
3.00% due September 30 TBA	711,000	737,774
3.50% due 08/01/2026	226,966	239,770
3.50% due 09/01/2026	64,434	68,241
3.50% due 08/01/2027	127,338	134,561
3.50% due 10/01/2028	654,738	697,244
3.50% due 11/01/2045	473,632	500,042
3.50% due 12/01/2041	560,454	597,488
3.50% due 06/01/2042	380,552	402,442
3.50% due 07/01/2042	121,858	126,297
3.50% due 08/01/2042	1,648,067	1,739,380
3.50% due 08/01/2043	663,449	701,149
3.50% due 07/01/2045	642,450	677,604
3.50% due 08/01/2045	689,093	730,628
3.50% due 09/01/2045	630,778	664,889
3.50% due 10/01/2045	799,764	853,205
3.50% due 12/01/2045	2,313,224	2,437,701
3.50% due 02/01/2046	1,011,006	1,065,409
3.50% due September 15 TBA	1,047,000	1,105,546
4.00% due 07/01/2040	229,429	250,939
4.00% due 09/01/2040	117,329	125,763
4.00% due 10/01/2040	128,300	137,837
4.00% due 12/01/2040	1,465,684	1,575,588
4.00% due 10/01/2041	654,026	703,394
4.00% due 11/01/2041	743,848	799,915
4.00% due 01/01/2042	104,227	111,587
4.00% due 01/01/2043	807,911	878,706
4.00% due 12/01/2043	775,508	849,431
4.00% due 10/01/2044	2,170,244	2,323,885
4.00% due 11/01/2044	511,036	547,540
4.00% due 02/01/2045	522,369	560,438
4.00% due September 30 TBA	754,000	807,722
4.50% due 11/01/2022	143,242	148,753
4.50% due 10/01/2024	318,897	342,517
4.50% due 06/01/2039	998,355	1,101,138
4.50% due 11/01/2040	248,833	272,949
4.50% due 12/01/2040	492,255	539,983
4.50% due 05/01/2041	402,588	441,521
4.50% due 07/01/2041	147,207	160,716
4.50% due 08/01/2044	636,874	695,724
4.50% due 10/01/2044	1,204,987	1,316,992
4.50% due 12/01/2044	312,142	340,625
4.50% due September 30 TBA	97,000	105,957
5.00% due 05/11/2017	500,000	515,321
5.00% due 10/01/2033	4,270	4,745
5.00% due 03/01/2034	59,632	66,348
5.00% due 05/01/2040	151,582	168,288
5.00% due 06/01/2040	94,307	104,654
5.00% due 07/01/2040	347,812	386,099
5.00% due 02/01/2045	487,017	550,543
5.50% due 12/01/2029	102,951	115,715
5.50% due 04/01/2033	84,906	96,412
5.50% due 12/01/2033	72,491	82,345
5.50% due 07/01/2037	411,928	463,423
5.50% due 08/01/2037	294,710	333,687
5.50% due 06/01/2038	41,582	47,132
6.00% due 12/01/2016	264	265
6.00% due 11/01/2017	2,724	2,755
6.00% due 12/01/2020	12,273	12,768
6.00% due 12/01/2036	569,932	653,248
6.00% due 11/01/2038	159,332	182,487
6.00% due 06/01/2040	116,845	133,767
6.50% due 10/01/2037	42,112	48,422

		45,963,128

Government National Mtg. Assoc. - 3.3%

3.00% due 02/20/2045	827,848	868,444
3.00% due 05/20/2045	624,260	654,873
3.00% due 07/20/2045	98,455	103,283
3.00% due 11/20/2045	1,988,484	2,085,994

3.00% due September 30 TBA	727,000	761,646
3.50% due 03/20/2045	623,778	662,229
3.50% due 04/20/2045	1,197,414	1,271,201
3.50% due 07/20/2045	245,062	260,204
4.00% due 07/20/2045	303,029	323,929
4.00% due 10/20/2045	174,724	186,778

		7,178,581

Tennessee Valley Authority - 0.1%

1.75% due 10/15/2018	155,000	157,568

Total U.S. Government Agencies
(cost $86,354,873)		87,678,062

U.S. GOVERNMENT TREASURIES - 23.8%
United States Treasury Bonds - 6.3%

2.50% due 05/15/2046	23,000	24,343
2.75% due 11/15/2042	423,000	469,893
2.88% due 08/15/2045	57,000	64,824
3.00% due 05/15/2045	1,500,000	1,746,328
3.00% due 11/15/2045	2,800,000	3,262,986
3.13% due 11/15/2041	1,278,000	1,517,675
3.13% due 02/15/2042	408,000	485,026
3.38% due 05/15/2044	59,000	73,476
3.63% due 02/15/2044	840,000	1,091,442
3.88% due 08/15/2040	174,000	231,373
4.25% due 05/15/2039	267,000	372,527
4.38% due 11/15/2039	934,000	1,326,609
4.50% due 02/15/2036	875,000	1,250,908
4.75% due 02/15/2037	587,000	866,513
5.00% due 05/15/2037	159,000	242,413
5.25% due 11/15/2028	404,000	563,327
8.13% due 08/15/2019	92,000	111,320

		13,700,983

United States Treasury Notes - 17.5%

0.50% due 03/31/2017	1,180,000	1,179,631
0.50% due 04/30/2017	603,000	602,717
0.75% due 02/28/2018	1,745,000	1,744,524
0.88% due 02/28/2017	600,000	601,047
0.88% due 01/15/2018	600,000	601,055
0.88% due 01/31/2018	2,033,000	2,036,653
1.13% due 02/28/2021	160,000	159,788
1.13% due 06/30/2021	506,000	504,517
1.25% due 11/30/2018	7,911,000	7,982,381
1.38% due 07/31/2018	809,000	817,690
1.38% due 02/28/2019	510,000	516,455
1.38% due 01/31/2020	996,000	1,008,139
1.38% due 01/31/2021	250,000	252,265
1.50% due 01/31/2022	3,444,000	3,483,685
1.63% due 08/15/2022	2,390,000	2,430,238
1.63% due 02/15/2026	10,000	10,041
1.63% due 05/15/2026	427,000	428,618
1.75% due 05/15/2023	3,000,000	3,064,218
2.00% due 07/31/2022	118,000	122,448
2.00% due 02/15/2025	1,900,000	1,970,507
2.25% due 11/15/2024	2,220,000	2,345,568
2.50% due 05/15/2024	4,538,000	4,875,868
3.13% due 05/15/2019	11,000	11,657
3.63% due 08/15/2019	27,000	29,118
4.00% due 08/15/2018	1,403,000	1,491,564

		38,270,392

Total U.S. Government Treasuries
(cost $49,109,534)		51,971,375

FOREIGN GOVERNMENT OBLIGATIONS - 0.8%
Electric-Distribution - 0.2%

Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	298,000	298,795

Sovereign - 0.6%

United Mexican States Senior Notes 3.50% due 01/21/2021#	423,000	452,081
United Mexican States Senior Notes 3.60% due 01/30/2025	240,000	254,400
United Mexican States Senior Notes 4.35% due 01/15/2047	215,000	221,719
United Mexican States Senior Bonds 4.75% due 03/08/2044	379,000	417,374

		1,345,574

Total Foreign Government Obligations
(cost $1,529,645)		1,644,369

PREFERRED SECURITIES - 0.2%
Electric-Distribution - 0.1%

Entergy Louisiana LLC 4.70%#	7,100	179,417

Telecom Services - 0.1%

Qwest Corp. 6.13%#	13,750	349,250

Total Preferred Securities
(cost $521,212)		528,667

PREFERRED SECURITIES/CAPITAL SECURITIES - 1.0%
Banks-Super Regional - 0.0%

Wells Fargo Capital X 5.95% due 12/01/2086	97,000	107,185

Diversified Banking Institutions - 0.1%

JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(2)	295,000	315,834

Electric-Integrated - 0.1%

Dominion Resources, Inc. FRS 5.75% due 10/01/2054	154,000	159,005

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(4)(9)	78,000	8

Finance-Other Services - 0.1%

National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	216,000	218,202

Insurance-Life/Health - 0.2%

Prudential Financial, Inc. FRS 5.38% due 05/15/2045	94,000	98,700
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	283,000	303,518

		402,218

Insurance-Multi-line - 0.2%

MetLife, Inc. 6.40% due 12/15/2036	284,000	318,932
MetLife Capital Trust IV 7.88% due 12/15/2037*	150,000	188,250

		507,182

Pipelines - 0.1%

Transcanada Trust FRS 5.63% due 05/20/2075	118,000	117,115

Tools-Hand Held - 0.2%

Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053#	396,000	424,314

Total Preferred Securities/Capital Securities
(cost $2,136,556)		2,251,063

Total Long-Term Investment Securities
(cost $214,716,441)		221,881,562

SHORT-TERM INVESTMENT SECURITIES - 0.7%
Registered Investment Companies - 0.6%

State Street Navigator Securities Lending Prime Portfolio 0.43%(6)(7)	1,303,503	1,303,503

Time Deposits - 0.1%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/01/2016	$302,000	302,000

Total Short-Term Investment Securities
(cost $1,605,503)		1,605,503

TOTAL INVESTMENTS
(cost $216,321,944)(8)	102.2%	223,487,065
Liabilities in excess of other assets	(2.2)	(4,873,393)

NET ASSETS	100.0%	$218,613,672

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2016, the aggregate value of these securities was $19,002,580 representing 8.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	Collateralized Mortgage Obligation
(4)	Illiquid security. At August 31, 2016, the aggregate value of these securities was $28 representing 0.0% of net assets.
(5)	Interest Only
(6)	At August 31, 2016, the Fund had loaned securities with a total value of $1,276,716. This was secured by collateral of $1,303,503, which was received in cash and subsequently invested in short-term investments currently valued at $1,303,503 as reported in the Portfolio of Investments.
(7)	The rate shown is the 7-day yield as of August 31, 2016.
(8)	See Note 5 for cost of investments on a tax basis.
(9)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).

REMIC - Real Estate Mortgage Investment Conduit

TBA - Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of August 31, 2016, and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$7,042,772	$—	$7,042,772
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	189,840	20	189,860
Other Industries	—	57,975,003	—	57,975,003
Foreign Corporate Bonds & Notes	—	12,204,418	—	12,204,418
Municipal Bonds & Notes	—	395,973	—	395,973
U.S. Government Agencies	—	87,678,062	—	87,678,062
U.S. Government Treasuries	—	51,971,375	—	51,971,375
Foreign Government Obligations	—	1,644,369	—	1,644,369
Preferred Securities	528,667	—	—	528,667
Preferred Securities/Capital Securities
Finance-Investment Banker/Broker	—	—	8	8
Other Industries	—	2,251,055	—	2,251,055
Short-Term Investment Securities:
Registered Investment Companies	1,303,503	—	—	1,303,503
Time Deposits	—	302,000	—	302,000

Total Investments at Value	$1,832,170	$221,654,867	$28	$223,487,065

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS - August 31, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.2%
Advertising Agencies - 0.9%

Interpublic Group of Cos., Inc.	16,310	$377,413
Omnicom Group, Inc.	19,730	1,699,345

		2,076,758

Aerospace/Defense - 1.4%

Boeing Co.#	3,810	493,204
Northrop Grumman Corp.	280	59,380
Raytheon Co.	19,520	2,735,338

		3,287,922

Aerospace/Defense-Equipment - 0.1%

B/E Aerospace, Inc.	3,470	175,409

Airlines - 1.7%

American Airlines Group, Inc.	11,680	423,984
Delta Air Lines, Inc.	31,200	1,146,600
Southwest Airlines Co.	56,700	2,091,096
United Continental Holdings, Inc.†	6,690	337,243

		3,998,923

Applications Software - 2.4%

Microsoft Corp.	96,660	5,554,084

Auto/Truck Parts & Equipment-Original - 1.9%

Lear Corp.	31,563	3,670,461
Magna International, Inc.	1,840	74,152
WABCO Holdings, Inc.†	6,268	669,172

		4,413,785

Banks-Commercial - 0.2%

Regions Financial Corp.	51,470	513,156

Banks-Super Regional - 3.8%

Capital One Financial Corp.	27,610	1,976,876
KeyCorp	37,000	464,720
SunTrust Banks, Inc.	46,563	2,052,031
US Bancorp	87,085	3,844,803
Wells Fargo & Co.	8,715	442,722

		8,781,152

Beverages-Non-alcoholic - 1.0%

Dr Pepper Snapple Group, Inc.	23,800	2,230,060

Brewery - 0.2%

Molson Coors Brewing Co., Class B	3,506	358,734

Broadcast Services/Program - 0.3%

Scripps Networks Interactive, Inc., Class A#	11,630	736,993

Building & Construction Products-Misc. - 0.5%

Owens Corning	20,400	1,120,368

Building-Mobile Home/Manufactured Housing - 0.1%

Thor Industries, Inc.	2,200	178,530

Building-Residential/Commercial - 1.1%

D.R. Horton, Inc.	42,790	1,371,847
Lennar Corp., Class A	14,701	695,357
NVR, Inc.†	297	500,980

		2,568,184

Cable/Satellite TV - 2.4%

Comcast Corp., Class A	84,220	5,496,197

Cellular Telecom - 0.1%

United States Cellular Corp.†	3,808	141,734

Chemicals-Diversified - 1.2%

Akzo Nobel NV ADR	12,798	288,211
Dow Chemical Co.	11,376	610,208
Eastman Chemical Co.	8,590	583,175
PPG Industries, Inc.	11,960	1,266,325

		2,747,919

Chemicals-Specialty - 0.0%

Ashland, Inc.	880	103,030

Commercial Services - 0.7%

Nielsen Holdings PLC	32,220	1,716,682

Commercial Services-Finance - 0.0%

Total System Services, Inc.	1,610	79,293

Computer Services - 1.2%

Amdocs, Ltd.	22,188	1,333,943
Cognizant Technology Solutions Corp., Class A†	26,400	1,516,416

		2,850,359

Computers - 3.6%

Apple, Inc.	77,900	8,265,190

Computers-Memory Devices - 1.0%

EMC Corp.	79,820	2,313,982

Containers-Metal/Glass - 0.1%

Crown Holdings, Inc.†	2,630	142,625

Containers-Paper/Plastic - 0.9%

Bemis Co., Inc.	4,330	227,758
Graphic Packaging Holding Co.	4,960	71,127
Packaging Corp. of America	22,705	1,785,294

		2,084,179

Cosmetics & Toiletries - 0.1%

Unilever NV	2,710	124,958

Cruise Lines - 1.4%

Carnival Corp.	69,073	3,301,689

Data Processing/Management - 0.1%

Dun & Bradstreet Corp.	879	120,994
Fidelity National Information Services, Inc.	980	77,744
First Data Corp., Class A†	7,660	106,627

		305,365

Diversified Banking Institutions - 10.6%

Bank of America Corp.	369,474	5,963,310
Citigroup, Inc.	115,212	5,500,221
Goldman Sachs Group, Inc.	16,640	2,819,815
JPMorgan Chase & Co.	141,084	9,523,170
Morgan Stanley	17,770	569,706

		24,376,222

E-Services/Consulting - 0.5%

CDW Corp.	27,350	1,221,177

Electric-Integrated - 2.2%

AES Corp.	165,290	1,995,050
Exelon Corp.	61,600	2,094,400
Public Service Enterprise Group, Inc.	21,626	924,728

		5,014,178

Electronic Components-Misc. - 0.4%

Flextronics International, Ltd.†	66,600	881,784

Electronic Components-Semiconductors - 0.6%

Intel Corp.	22,660	813,267
NVIDIA Corp.#	11,000	674,740

		1,488,007

Electronics-Military - 0.4%

L-3 Communications Holdings, Inc.	6,400	952,448

Engineering/R&D Services - 0.6%

AECOM†	27,107	835,709
EMCOR Group, Inc.	7,700	440,902

		1,276,611

Enterprise Software/Service - 0.0%

Oracle Corp.	1,720	70,898

Entertainment Software - 1.5%

Activision Blizzard, Inc.	82,190	3,400,200

Finance-Consumer Loans - 1.0%

SLM Corp.†	295,886	2,193,995

Finance-Credit Card - 1.2%

Discover Financial Services	47,320	2,839,200

Finance-Leasing Companies - 0.0%

AerCap Holdings NV†	610	24,382
Air Lease Corp.	1,000	29,380

		53,762

Finance-Other Services - 0.4%

Nasdaq, Inc.	12,380	881,580

Food-Meat Products - 0.7%

Tyson Foods, Inc., Class A	21,250	1,605,862

Food-Misc./Diversified - 0.1%

Mondelez International, Inc., Class A	5,470	246,259

Food-Retail - 0.4%

Kroger Co.	25,866	827,453

Home Decoration Products - 0.4%

Newell Brands, Inc.	15,510	823,271

Hotels/Motels - 0.4%

Wyndham Worldwide Corp.	12,933	915,527

Housewares - 0.0%

Tupperware Brands Corp.	1,350	88,466

Independent Power Producers - 0.3%

Dynegy, Inc.†	60,210	762,861

Instruments-Controls - 0.1%

Honeywell International, Inc.	1,815	211,829

Insurance-Life/Health - 0.6%

Lincoln National Corp.	12,927	620,884
Prudential Financial, Inc.	9,205	730,693

		1,351,577

Insurance-Multi-line - 0.5%

Genworth Financial, Inc., Class A†	60,410	285,739
Hartford Financial Services Group, Inc.	17,719	727,720
MetLife, Inc.	825	35,805

		1,049,264

Insurance-Property/Casualty - 0.4%

Travelers Cos., Inc.	4,670	554,376
XL Group, Ltd.	13,480	461,420

		1,015,796

Internet Content-Entertainment - 0.4%

Facebook, Inc., Class A†	7,069	891,542

Investment Management/Advisor Services - 0.1%

Ameriprise Financial, Inc.	1,620	163,750

Medical Instruments - 0.4%

Medtronic PLC	9,754	848,891

Medical Labs & Testing Services - 0.7%

Laboratory Corp. of America Holdings†	12,480	1,708,886

Medical Products - 1.4%

Baxter International, Inc.	38,450	1,796,768
Zimmer Biomet Holdings, Inc.	10,680	1,384,235

		3,181,003

Medical-Biomedical/Gene - 3.6%

Amgen, Inc.	9,290	1,579,857
Biogen, Inc.†	7,250	2,215,818
Gilead Sciences, Inc.	57,236	4,486,158

		8,281,833

Medical-Drugs - 4.2%

Johnson & Johnson	6,250	745,875
Mallinckrodt PLC†	15,198	1,132,859
Merck & Co., Inc.	29,380	1,844,770
Pfizer, Inc.	167,712	5,836,378

		9,559,882

Medical-Generic Drugs - 0.8%

Teva Pharmaceutical Industries, Ltd. ADR	38,202	1,924,999

Medical-HMO - 4.5%

Aetna, Inc.	31,498	3,689,046
Centene Corp.†	31,100	2,123,819
Cigna Corp.	7,020	900,385
Humana, Inc.	8,400	1,501,164
UnitedHealth Group, Inc.	15,272	2,077,756

		10,292,170

Metal-Diversified - 0.5%

Rio Tinto PLC ADR#	35,473	1,070,220

Networking Products - 3.6%

Cisco Systems, Inc.	254,930	8,014,999
Telefonaktiebolaget LM Ericsson ADR	28,802	205,070

		8,220,069

Office Supplies & Forms - 0.4%

Avery Dennison Corp.	12,590	974,970

Oil Companies-Exploration & Production - 4.2%

Anadarko Petroleum Corp.	9,220	492,993
Apache Corp.#	48,370	2,403,989
Devon Energy Corp.	53,370	2,312,522
Gulfport Energy Corp.†	40,240	1,150,864
Hess Corp.	13,480	731,964
Marathon Oil Corp.	143,504	2,155,430
Parsley Energy, Inc., Class A†	13,070	442,420

		9,690,182

Oil Companies-Integrated - 2.8%

BP PLC ADR#	65,900	2,231,374
Chevron Corp.	17,400	1,750,092
Statoil ASA ADR	35,260	551,819
Suncor Energy, Inc.	60,310	1,635,004
TOTAL SA ADR	6,500	310,375

		6,478,664

Oil Refining & Marketing - 0.8%

Marathon Petroleum Corp.	15,040	639,350
Valero Energy Corp.	22,000	1,217,700

		1,857,050

Oil-Field Services - 0.5%

Schlumberger, Ltd.	6,230	492,170
Superior Energy Services, Inc.	38,085	640,971

		1,133,141

Real Estate Investment Trusts - 0.4%

Brixmor Property Group, Inc.	7,720	220,483
Starwood Property Trust, Inc.	28,340	648,986

		869,469

Retail-Apparel/Shoe - 0.2%

Ross Stores, Inc.	5,488	341,573

Retail-Building Products - 3.1%

Home Depot, Inc.	27,900	3,741,948
Lowe’s Cos., Inc.	44,600	3,414,576

		7,156,524

Retail-Discount - 0.0%

Dollar General Corp.	750	55,058

Retail-Drug Store - 3.2%

CVS Health Corp.	43,290	4,043,286
Walgreens Boots Alliance, Inc.	41,610	3,358,343

		7,401,629

Retail-Restaurants - 0.0%

Darden Restaurants, Inc.	580	35,751

Retail-Vitamins & Nutrition Supplements - 0.2%

GNC Holdings, Inc., Class A	17,410	366,132

Rubber-Tires - 0.5%

Goodyear Tire & Rubber Co.#	41,200	1,209,220

Savings & Loans/Thrifts - 0.2%

New York Community Bancorp, Inc.	35,650	538,671

Semiconductor Components-Integrated Circuits - 1.5%

QUALCOMM, Inc.	55,320	3,489,032

Semiconductor Equipment - 1.4%

Lam Research Corp.	33,562	3,132,006
Teradyne, Inc.	9,590	201,965

		3,333,971

Shipbuilding - 0.1%

Huntington Ingalls Industries, Inc.	1,720	284,092

Steel-Producers - 0.2%

Reliance Steel & Aluminum Co.	5,040	363,283

Steel-Specialty - 0.0%

Allegheny Technologies, Inc.#	3,150	53,739

Telephone-Integrated - 1.4%

AT&T, Inc.	9,300	380,184
Telephone & Data Systems, Inc.	37,779	1,052,901
Verizon Communications, Inc.	35,700	1,868,181

		3,301,266

Tobacco - 1.6%

Altria Group, Inc.	55,268	3,652,662

Transport-Rail - 0.4%

CSX Corp.	1,250	35,350
Norfolk Southern Corp.	10,482	984,260

		1,019,610

Web Hosting/Design - 0.1%

GoDaddy, Inc., Class A†	7,400	239,612

Web Portals/ISP - 2.9%

Alphabet, Inc., Class A†	4,061	3,207,581
Alphabet, Inc., Class C†	4,622	3,545,305

		6,752,886

Wireless Equipment - 0.2%

Nokia OYJ ADR#	64,750	367,132

Total Common Stocks
(cost $187,366,450)		226,324,051

CONVERTIBLE PREFERRED SECURITIES - 0.2%
Food-Meat Products - 0.2%

Tyson Foods, Inc. 4.75% due 07/15/2017	4,272	354,362

Tools-Hand Held - 0.0%
Stanley Black & Decker, Inc. 6.25% due 11/17/2016	223	28,346

Total Convertible Preferred Securities
(cost $235,900)		382,708

Total Long-Term Investment Securities
(cost $187,602,350)		226,706,759

SHORT-TERM INVESTMENT SECURITIES - 1.0%
Registered Investment Companies - 1.0%

State Street Navigator Securities Lending Prime Portfolio 0.43%(1)(2)
(cost $2,425,590)	2,425,590	2,425,590

REPURCHASE AGREEMENTS - 1.5%

Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 08/31/2016, to be repurchased 09/01/2016 in the amount of $3,525,001 collateralized by $3,420,000 of United States Treasury Notes, bearing interest at 2.13% due 09/30/2021 and having an approximate value of $3,600,538

(cost $3,525,000)	$3,525,000	3,525,000

TOTAL INVESTMENTS
(cost $193,552,940) (3)	100.9%	232,657,349
Liabilities in excess of other assets	(0.9)	(2,092,842)

NET ASSETS	100.0%	$230,564,507

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of August 31, 2016.
(2)	At August 31, 2016, the Fund had loaned securities with a total value of $8,792,566. This was secured by collateral of $2,425,590, which was received in cash and subsequently invested in short-term investments currently valued at $2,425,590 as reported in the Portfolio of Investments. Additional collateral of $6,789,300 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2016
United States Treasury Notes/Bonds	0.13% to 5.50%	04/30/2017 to 05/15/2045	$ 6,789,300

(3)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2016 (see Note 1 ):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$226,324,051	$—	$—	$226,324,051
Convertible Preferred Securities	382,708	—	—	382,708
Short-Term Investment Securities	2,425,590	—	—	2,425,590
Repurchase Agreements	—	3,525,000	—	3,525,000

Total Investments at Value	$229,132,349	$3,525,000	$—	$232,657,349

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS - August 31, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.8%
Advertising Agencies - 1.4%

Omnicom Group, Inc.	116,693	$10,050,768

Advertising Services - 0.1%

Publicis Groupe SA	14,380	1,067,474

Aerospace/Defense - 2.6%

Lockheed Martin Corp.	20,920	5,082,933
Northrop Grumman Corp.	27,875	5,911,451
Raytheon Co.	51,725	7,248,224

		18,242,608

Applications Software - 1.3%

Microsoft Corp.	160,625	9,229,512

Banks-Super Regional - 3.7%

KeyCorp	87,940	1,104,526
SunTrust Banks, Inc.	169,683	7,477,930
US Bancorp	131,720	5,815,438
Wells Fargo & Co.	239,625	12,172,950

		26,570,844

Beverages-Non-alcoholic - 0.7%

Coca-Cola Co.	116,315	5,051,560

Beverages-Wine/Spirits - 0.5%

Diageo PLC	126,455	3,501,255

Cable/Satellite TV - 1.1%

Comcast Corp., Class A	117,635	7,676,860

Cellular Telecom - 0.3%

SK Telecom Co., Ltd. ADR#	95,170	2,065,189

Chemicals-Diversified - 3.9%

Dow Chemical Co.	270,898	14,530,969
E.I. du Pont de Nemours & Co.	86,720	6,035,712
LyondellBasell Industries NV, Class A	95,546	7,537,624

		28,104,305

Commercial Services - 0.3%

Nielsen Holdings PLC	41,700	2,221,776

Commercial Services-Finance - 0.2%

Experian PLC	73,480	1,460,862

Computer Services - 1.4%

International Business Machines Corp.	62,541	9,936,514

Computers - 1.7%

HP, Inc.	705,695	10,140,837
Lenovo Group, Ltd.	2,984,000	2,011,759

		12,152,596

Computers-Memory Devices - 1.6%

Western Digital Corp.	239,028	11,155,437

Cosmetics & Toiletries - 2.5%

Procter & Gamble Co.	167,776	14,648,523
Unilever NV#	75,675	3,489,374

		18,137,897

Data Processing/Management - 1.4%

Paychex, Inc.	169,835	10,303,890

Diversified Banking Institutions - 6.5%

Bank of America Corp.	821,000	13,250,940
Citigroup, Inc.	201,890	9,638,229
Goldman Sachs Group, Inc.	21,400	3,626,444
JPMorgan Chase & Co.	203,265	13,720,387
Morgan Stanley	196,720	6,306,843

		46,542,843

Diversified Manufacturing Operations - 5.0%

3M Co.	10,595	1,899,048
Eaton Corp. PLC	161,857	10,769,964
General Electric Co.	728,387	22,754,810

		35,423,822

Electric Products-Misc. - 1.4%

Emerson Electric Co.	186,320	9,815,338

Electric-Integrated - 2.8%

CMS Energy Corp.	62,420	2,619,767
Dominion Resources, Inc.	60,130	4,459,241
DTE Energy Co.	8,140	756,206
Exelon Corp.	85,590	2,910,060
NextEra Energy, Inc.	45,000	5,442,300
Public Service Enterprise Group, Inc.	84,080	3,595,261

		19,782,835

Electronic Components-Semiconductors - 1.6%

Intel Corp.	120,215	4,314,516
NVIDIA Corp.	14,410	883,910
Samsung Electronics Co., Ltd. GDR	8,299	6,000,177

		11,198,603

Engines-Internal Combustion - 1.5%

Cummins, Inc.	85,012	10,678,357

Enterprise Software/Service - 1.1%

Oracle Corp.	183,430	7,560,985

Finance-Credit Card - 0.2%

American Express Co.	18,514	1,214,148

Finance-Other Services - 0.5%

CME Group, Inc.	33,610	3,641,644

Food-Misc./Diversified - 0.3%

Mondelez International, Inc., Class A	51,655	2,325,508

Food-Retail - 0.8%

Kroger Co.	186,890	5,978,611

Industrial Automated/Robotic - 0.2%

Rockwell Automation, Inc.	9,710	1,125,680

Industrial Gases - 0.2%

Praxair, Inc.	10,785	1,316,201

Instruments-Controls - 0.9%

Honeywell International, Inc.	54,725	6,386,955

Insurance Brokers - 0.3%

Marsh & McLennan Cos., Inc.	32,210	2,178,362

Insurance-Life/Health - 1.1%

Prudential Financial, Inc.	102,005	8,097,157

Insurance-Multi-line - 1.4%

Allstate Corp.	29,980	2,067,421
MetLife, Inc.	176,780	7,672,252

		9,739,673

Insurance-Property/Casualty - 0.6%

Travelers Cos., Inc.	35,280	4,188,089

Investment Management/Advisor Services - 0.5%

Invesco, Ltd.	105,001	3,274,981

Machinery-Construction & Mining - 1.4%

Caterpillar, Inc.	122,141	10,009,455

Medical Labs & Testing Services - 0.7%

Quest Diagnostics, Inc.	57,755	4,783,269

Medical Products - 0.4%

Becton Dickinson and Co.	17,080	3,026,747

Medical-Drugs - 7.8%

AstraZeneca PLC	89,180	5,748,766
Johnson & Johnson	59,295	7,076,265
Merck & Co., Inc.	308,776	19,388,045
Pfizer, Inc.	682,264	23,742,787

		55,955,863

Medical-HMO - 2.5%

Aetna, Inc.	56,178	6,579,567
Anthem, Inc.	48,607	6,079,764
UnitedHealth Group, Inc.	37,703	5,129,493

		17,788,824

Multimedia - 1.0%

Viacom, Inc., Class B	178,634	7,206,096

Oil & Gas Drilling - 1.3%

Helmerich & Payne, Inc.#	159,073	9,617,554

Oil Companies-Exploration & Production - 2.4%

Anadarko Petroleum Corp.	20,870	1,115,919
ConocoPhillips	46,930	1,926,476
Hess Corp.	55,740	3,026,682
Marathon Oil Corp.	86,575	1,300,356
Occidental Petroleum Corp.	116,221	8,931,584
Pioneer Natural Resources Co.	6,330	1,133,387

		17,434,404

Oil Companies-Integrated - 6.1%

Chevron Corp.	159,330	16,025,412
Exxon Mobil Corp.	197,141	17,178,867
Suncor Energy, Inc.	148,540	4,026,919
TOTAL SA ADR	135,672	6,478,338

		43,709,536

Oil Refining & Marketing - 0.4%

Marathon Petroleum Corp.	71,610	3,044,141

Oil-Field Services - 0.3%

Schlumberger, Ltd.	23,965	1,893,235

Paper & Related Products - 0.3%

International Paper Co.	45,490	2,205,810

Pipelines - 0.2%

Spectra Energy Corp.	49,370	1,758,559

Real Estate Investment Trusts - 0.2%

Weyerhaeuser Co.	56,430	1,797,296

Retail-Apparel/Shoe - 4.3%

Coach, Inc.	284,858	10,875,878
Gap, Inc.#	449,354	11,175,434
L Brands, Inc.	115,380	8,793,110

		30,844,422

Retail-Building Products - 1.1%

Home Depot, Inc.	59,960	8,041,835

Retail-Computer Equipment - 0.7%

GameStop Corp., Class A#	165,544	4,699,794

Retail-Discount - 2.4%

Dollar General Corp.	89,611	6,578,344
Wal-Mart Stores, Inc.	151,664	10,834,876

		17,413,220

Retail-Office Supplies - 0.7%

Staples, Inc.	584,558	5,003,816

Retail-Regional Department Stores - 1.2%

Kohl’s Corp.	197,189	8,751,248

Retail-Restaurants - 1.3%

McDonald’s Corp.	78,054	9,027,726

Semiconductor Components-Integrated Circuits - 0.7%

QUALCOMM, Inc.	82,730	5,217,781

Telecom Services - 0.2%

BCE, Inc.	26,570	1,240,819

Telephone-Integrated - 2.3%

Verizon Communications, Inc.	312,331	16,344,281

Tobacco - 3.7%

Altria Group, Inc.	180,340	11,918,671
Philip Morris International, Inc.	120,946	12,086,134
Reynolds American, Inc.	49,820	2,469,577

		26,474,382

Transport-Rail - 0.4%

Union Pacific Corp.	26,697	2,550,364

Transport-Services - 0.6%

United Parcel Service, Inc., Class B	39,215	4,283,062

Water - 0.1%

American Water Works Co., Inc.	14,350	1,061,757

Wireless Equipment - 0.5%

Motorola Solutions, Inc.	46,600	3,587,734

Total Long-Term Investment Securities
(cost $625,903,050)		692,172,169

SHORT-TERM INVESTMENT SECURITIES - 5.6%
Registered Investment Companies - 3.0%

State Street Navigator Securities Lending Prime Portfolio 0.43%(1)(2)	21,651,438	21,651,438

Time Deposits - 2.6%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/01/2016	$18,264,000	18,264,000

Total Short-Term Investment Securities
(cost $39,915,438)		39,915,438

REPURCHASE AGREEMENTS - 0.5%

State Street Bank and Trust Co. Joint Repurchase Agreement(3) (cost $3,460,000)	3,460,000	3,460,000

TOTAL INVESTMENTS
(cost $669,278,488)(4)	102.9%	735,547,607
Liabilities in excess of other assets	(2.9)	(21,011,637)

NET ASSETS	100.0%	$714,535,970

#	The security or a portion thereof is out on loan.
(1)	At August 31, 2016, the Fund had loaned securities with a total value of $27,942,556. This was secured by collateral of $21,651,438, which was received in cash and subsequently invested in short-term investments currently valued at $21,651,438 as reported in the Portfolio of Investments. Additional collateral of $7,603,450 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2016
United States Treasury Bills	0.00%	09/08/2016 to 09/22/2016	$207,978
United States Treasury Notes/Bonds	0.13% to 8.00%	03/15/2017 to 05/15/2046	7,395,472

(2)	The rate shown is the 7-day yield as of August 31, 2016.
(3)	See Note 3 for details of Joint Repurchase Agreements.
(4)	See Note 5 for cost of investments on a tax basis.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$692,172,169	$—	$—	$692,172,169
Short-Term Investment Securities:
Registered Investment Companies	21,651,438	—	—	21,651,438
Time Deposits	—	18,264,000	—	18,264,000
Repurchase Agreements	—	3,460,000	—	3,460,000

Total Investments at Value	$713,823,607	$21,724,000	$—	$735,547,607

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Dynamic Allocation Fund

PORTFOLIO OF INVESTMENTS - August 31, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES @(1) - 81.8%
Domestic Equity Investment Companies - 50.2%

VALIC Co. I Blue Chip Growth Fund	608,566	$9,712,716
VALIC Co. I Broad Cap Value Income Fund	713,066	10,268,153
VALIC Co. I Dividend Value Fund	830,191	9,995,497
VALIC Co. I Growth & Income Fund	219,911	4,198,094
VALIC Co. I Growth Fund	729,068	10,163,208
VALIC Co. I Large Cap Core Fund	750,988	8,343,473
VALIC Co. I Large Capital Growth Fund	649,288	8,187,519
VALIC Co. I Mid Cap Index Fund	162,617	4,257,302
VALIC Co. I Stock Index Fund	894,452	30,831,769
VALIC Co. I Value Fund	674,848	10,433,157
VALIC Co. II Capital Appreciation Fund	379,439	6,067,235
VALIC Co. II Mid Cap Growth Fund	257,893	2,171,459
VALIC Co. II Mid Cap Value Fund	102,417	2,094,436
VALIC Co. II Small Cap Growth Fund	316,424	4,493,219
VALIC Co. II Small Cap Value Fund	335,656	4,554,858

Total Domestic Equity Investment Companies
(cost $123,894,551)		125,772,095

Domestic Fixed Income Investment Companies - 19.3%

VALIC Co. I Capital Conservation Fund	1,371,682	13,977,440
VALIC Co. I Government Securities Fund	817,578	9,026,060
VALIC Co. I Inflation Protected Fund	186,682	2,060,968
VALIC Co. II Core Bond Fund	1,341,669	15,160,863
VALIC Co. II High Yield Bond Fund	403,234	3,052,481
VALIC Co. II Strategic Bond Fund	454,720	5,133,788

Total Domestic Fixed Income Investment Companies
(cost $47,383,963)		48,411,600

International Equity Investment Companies - 11.4%

VALIC Co. I Emerging Economies Fund	481,129	3,334,222
VALIC Co. I Foreign Value Fund	992,291	9,238,233
VALIC Co. I Global Real Estate Fund	252,087	2,127,611
VALIC Co. I International Equities Index Fund	784,345	4,957,059
VALIC Co. I International Growth Fund	760,370	8,888,722

Total International Equity Investment Companies
(cost $31,050,997)		28,545,847

International Fixed Income Investment Companies - 0.9%

VALIC Co. I International Government Bond Fund (cost $2,188,071)	184,143	2,194,987

Total Affiliated Registered Investment Companies
(cost $204,517,582)		204,924,529

U.S. GOVERNMENT TREASURIES - 16.3%
United States Treasury Bonds - 4.0%

6.00% due 02/15/2026	$1,630,000	2,273,022
6.75% due 08/15/2026	3,270,000	4,849,691
6.88% due 08/15/2025	1,080,000	1,569,460
7.50% due 11/15/2024	490,000	720,530
7.63% due 02/15/2025	375,000	559,131

		9,971,834

United States Treasury Notes - 12.3%

1.63% due 02/15/2026	2,857,000	2,868,605
1.63% due 05/15/2026#	2,791,000	2,801,575
2.00% due 02/15/2025	3,090,000	3,204,667
2.00% due 08/15/2025	3,090,000	3,203,221
2.13% due 05/15/2025	3,450,000	3,613,337
2.25% due 11/15/2024#	2,700,000	2,852,717
2.25% due 11/15/2025	1,825,000	1,931,220
2.38% due 08/15/2024	3,280,000	3,494,483
2.50% due 05/15/2024	2,682,000	2,881,683
2.75% due 11/15/2023	1,908,000	2,079,422
2.75% due 02/15/2024	1,647,000	1,797,610

		30,728,540

Total U.S. Government Treasuries
(cost $39,213,085)		40,700,374

OPTIONS PURCHASED - 0.4%
Options-Purchased(3)
(cost$1,284,525)	75,000	1,068,750

Total Long-Term Investment Securities
(cost $245,015,192)		246,693,653

SHORT-TERM INVESTMENT SECURITIES - 1.9%
Registered Investment Companies - 1.9%
AllianceBernstein Government STIF Fund 0.24%(2) (cost $4,885,939)	4,885,939	4,885,939

TOTAL INVESTMENTS
(cost $249,901,131)(4)	100.4%	251,579,592
Liabilities in excess of other assets	(0.4)	(889,797)

NET ASSETS	100.0%	$250,689,795

@	The Dynamic Allocation Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such funds’ prospectuses and shareholder reports are available at our website, www.valic.com.
#	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	See Note 4.
(2)	The rate shown is the 7-day yield as of August 31, 2016.
(3)	Options-Purchased

Over the Counter Put Options - Purchased

Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Paid	Value at August 31, 2016	Unrealized Appreciation (Depreciation)

S&P 500 Index	November 2016	$1,970	75,000	$1,284,525	$1,068,750	$(215,775)

(4)	See Note 5 for cost of investments on a tax basis.

STIF - Short Term Investment Fund

Over the Counter Written Call Options

Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received	Value at August 31, 2016	Unrealized Appreciation (Depreciation)

S&P 500 Index	November 2016	$2,280	75,000	$753,683	$342,237	$411,446

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2016	Unrealized Appreciation (Depreciation)

820	Long	S&P 500 E-Mini Index	September 2016	$89,244,733	$88,949,500	$(295,233)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$204,924,529	$—	$—	$204,924,529
U.S. Government Treasuries	—	40,700,374	—	40,700,374
Options Purchased	—	1,068,750	—	1,068,750
Short-Term Investment Securities	4,885,939	—	—	4,885,939

Total Investments at Value	$209,810,468	$41,769,124	$—	$251,579,592

Other Financial Instruments:†
Written Call Options	$—	$411,446	$—	$411,446

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$295,233	$—	$—	$295,233

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes of Portfolio of Investments

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS - August 31, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 92.7%
Bermuda - 0.7%

Shenzhen International Holdings, Ltd.#	1,219,000	$1,957,930
Skyworth Digital Holdings, Ltd.	2,848,000	2,110,976

		4,068,906

Brazil - 4.4%

Banco do Brasil SA	889,270	6,391,663
Braskem SA, Class A (preference shares)	232,130	1,733,140
Cia Brasileira de Distribuicao ADR#	183,950	2,880,657
EDP - Energias do Brasil SA	715,731	3,169,501
Marfrig Global Foods SA†	864,720	1,368,363
MRV Engenharia e Participacoes SA	1,059,510	4,035,666
Qualicorp SA	266,260	1,870,054
Sul America SA	162,972	824,146
Vale SA ADR#	970,320	5,113,586

		27,386,776

Cayman Islands - 12.0%

AAC Technologies Holdings, Inc.	542,500	6,185,474
Alibaba Group Holding, Ltd. ADR†#	51,220	4,978,072
Casetek Holdings, Ltd.	452,000	1,588,314
China Lesso Group Holdings, Ltd.	1,497,000	1,051,704
China Resources Land, Ltd.	1,366,000	3,847,491
Chlitina Holding, Ltd.	306,000	1,562,282
Geely Automobile Holdings, Ltd.#	5,890,000	4,722,599
Jiangnan Group, Ltd.	4,522,000	647,037
Lee & Man Paper Manufacturing, Ltd.	2,766,000	2,232,040
NetEase, Inc. ADR	37,810	8,014,586
New Oriental Education & Technology Group, Inc. ADR†	39,820	1,572,094
Shenzhou International Group Holdings, Ltd.	260,000	1,707,627
Silicon Motion Technology Corp. ADR	96,529	4,872,784
Sino Biopharmaceutical, Ltd.	4,438,000	2,848,997
Sunny Optical Technology Group Co., Ltd.#	343,000	1,832,711
Tencent Holdings, Ltd.	718,600	18,693,206
WH Group, Ltd.*	5,203,000	4,091,279
Xinyi Glass Holdings, Ltd.	2,168,000	1,866,857
Xinyi Solar Holdings, Ltd.#	3,678,000	1,512,439
Zhen Ding Technology Holding, Ltd.	884,000	1,771,873

		75,599,466

Chile - 0.3%

Cencosud SA	575,450	1,690,772

China - 13.9%

Anhui Conch Cement Co., Ltd.#	2,286,000	6,424,039
Bank of China, Ltd.	22,479,000	10,112,949
China CITIC Bank Corp., Ltd.	7,694,000	5,078,057
China Construction Bank Corp.	20,423,000	15,269,434
China Everbright Bank Co., Ltd.	3,505,000	1,658,172
China Merchants Bank Co., Ltd.	3,086,000	7,510,577
China Railway Construction Corp., Ltd.	1,634,000	1,998,912
China Vanke Co., Ltd.	2,595,700	6,658,601
Great Wall Motor Co., Ltd.	2,997,500	2,909,575
Guangzhou Automobile Group Co., Ltd.	3,142,000	4,325,665
Huadian Power International Corp., Ltd.	3,444,000	1,540,522
Huaneng Power International, Inc.	2,522,000	1,534,485
PICC Property & Casualty Co., Ltd.	3,280,000	5,420,474
Shanghai Pharmaceuticals Holding Co., Ltd.	713,900	1,960,164
Shenzhen Expressway Co., Ltd.	2,042,000	2,158,465
Sinopec Shanghai Petrochemical Co., Ltd.	2,468,000	1,275,748
Sinopharm Group Co., Ltd.	1,085,200	5,560,609
TravelSky Technology, Ltd.	1,083,000	2,350,964
Xinjiang Goldwind Science & Technology Co., Ltd.#	649,800	943,178
Zhejiang Expressway Co., Ltd.	2,344,000	2,613,660

		87,304,250

Cyprus - 0.5%

QIWI PLC ADR#	82,010	1,190,785
Ros Agro PLC GDR(3)*	66,510	917,838
Ros Agro PLC GDR	51,910	716,358

		2,824,981

Hong Kong - 3.6%

China Mobile, Ltd.	1,020,500	12,602,419
China Overseas Land & Investment, Ltd.	1,266,000	4,185,974
China Power International Development, Ltd.	3,583,000	1,353,287
CNOOC, Ltd.	2,159,000	2,652,290
CSPC Pharmaceutical Group, Ltd.	1,814,000	1,760,790

		22,554,760

Hungary - 1.0%

MOL Hungarian Oil & Gas PLC	45,520	2,841,573
OTP Bank PLC	141,180	3,687,984

		6,529,557

India - 3.5%

Bharat Petroleum Corp., Ltd.	486,653	4,367,669
HCL Technologies, Ltd.	433,640	5,037,657
Hindustan Petroleum Corp., Ltd.	228,685	4,172,981
Housing Development Finance Corp., Ltd.	403,383	8,492,004

		22,070,311

Indonesia - 0.2%

Gudang Garam Tbk PT	276,200	1,340,918

Malaysia - 0.6%

AirAsia Bhd	4,636,600	3,429,861

Mexico - 1.1%

Arca Continental SAB de CV	391,230	2,442,659
Fomento Economico Mexicano SAB de CV ADR	37,426	3,426,350
Gruma S.A.B. de CV, Class B	95,915	1,275,116

		7,144,125

Netherlands - 1.6%

Steinhoff International Holdings NV	1,342,991	8,058,677
X5 Retail Group NV GDR†	78,580	2,078,441

		10,137,118

Poland - 1.7%

Eurocash SA	120,890	1,330,042
KGHM Polska Miedz SA	219,520	4,114,227
Polski Koncern Naftowy Orlen SA#	321,980	5,354,869

		10,799,138

Russia - 7.3%

Alrosa PJSC†	1,399,900	1,618,452
Gazprom PJSC ADR	1,792,540	7,331,489
Lukoil PJSC ADR	196,140	8,775,303
Magnitogorsk Iron & Steel Works OJSC†	4,253,750	1,975,531
Mobile TeleSystems PJSC ADR	475,590	3,866,547
Moscow Exchange MICEX-RTS PJSC	2,206,760	4,285,433
Sberbank of Russia PJSC ADR	976,601	8,862,654
Severstal PJSC GDR	151,150	1,779,035
Surgutneftegas OJSC† (preference shares)	7,192,490	3,619,211
Tatneft PJSC ADR#	136,196	3,949,684

		46,063,339

Singapore - 0.5%

Jardine Cycle & Carriage, Ltd.	90,500	2,823,039

South Africa - 1.7%

Naspers, Ltd., Class N	17,100	2,798,436
Pick n Pay Stores, Ltd.#	357,900	1,793,882
SPAR Group, Ltd.	225,710	2,947,648
Tiger Brands, Ltd.	113,390	2,942,494

		10,482,460

South Korea - 18.5%

Amorepacific Corp.	12,350	4,275,426
BGF retail Co., Ltd.	8,490	1,541,906
Coway Co., Ltd.	43,177	3,229,562
Hankook Tire Co., Ltd.	73,410	3,673,792
Hyundai Marine & Fire Insurance Co., Ltd.	87,400	2,649,435
Hyundai Mobis Co., Ltd.	13,720	3,205,435
Kangwon Land, Inc.	75,660	2,676,939
Kia Motors Corp.	85,672	3,223,265
Korea Electric Power Corp.	126,623	6,586,667
KT&G Corp.	74,412	7,808,255
LG Display Co., Ltd.	226,640	6,108,100
LG Household & Health Care, Ltd.	2,835	2,418,013
LG Uplus Corp.	270,050	2,821,599
NCSoft Corp.	18,304	4,432,359
Partron Co., Ltd.#	149,200	1,418,404
POSCO	12,881	2,668,620
S-Oil Corp.#	55,510	3,519,782
Samsung Electronics Co., Ltd.	22,288	32,382,565
Shinhan Financial Group Co., Ltd.	222,000	8,163,229
SK Hynix, Inc.	227,950	7,451,818
SK Innovation Co., Ltd.	45,320	5,913,955

		116,169,126

Taiwan - 10.2%

Accton Technology Corp.	771,000	1,212,490
Catcher Technology Co., Ltd.	366,000	2,629,899
Coretronic Corp.	846,800	954,069
Elite Material Co., Ltd.	1,192,000	3,253,248
FLEXium Interconnect, Inc.	977,000	2,718,807
Grape King Bio, Ltd.	416,000	3,120,279
Innolux Corp.	6,062,000	2,139,720
King Yuan Electronics Co., Ltd.	1,151,000	1,057,394
Largan Precision Co., Ltd.	48,000	5,385,355
Pegatron Corp.	1,660,000	4,012,606
Shin Zu Shing Co., Ltd.	478,000	1,566,695
St. Shine Optical Co., Ltd.	75,000	1,848,379
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	927,380	26,652,901
Uni-President Enterprises Corp.	3,005,000	5,682,230
Win Semiconductors Corp.	1,065,678	2,139,383

		64,373,455

Thailand - 3.8%

Krung Thai Bank PCL	11,652,000	6,395,632
PTT PCL	589,100	5,939,417
PTT PCL NVDR	148,900	1,501,238
Star Petroleum Refining PCL†	5,328,300	1,708,603
Thai Beverage PCL	3,855,400	2,815,606
Thai Oil PCL	1,283,200	2,622,710
Thai Union Group PCL	5,012,500	3,113,309

		24,096,515

Turkey - 5.1%

Akbank TAS	1,869,990	4,944,571
Arcelik AS	363,580	2,601,347
BIM Birlesik Magazalar AS	187,480	3,213,997
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	4,974,959	4,895,140
Eregli Demir ve Celik Fabrikalari TAS	914,150	1,375,498
Ford Otomotiv Sanayi AS	96,950	1,051,634
TAV Havalimanlari Holding AS	180,924	705,967
Tekfen Holding AS	1,311,030	3,253,803
Tofas Turk Otomobil Fabrikasi AS	188,870	1,389,647
Turkiye Is Bankasi, Class C	3,377,580	5,493,300
Turkiye Sise ve Cam Fabrikalari AS	1,452,267	1,679,404
Ulker Biskuvi Sanayi AS	211,870	1,491,533

		32,095,841

United Arab Emirates - 0.5%

Aldar Properties PJSC	2,055,470	1,544,498
Emaar Properties PJSC	887,230	1,714,991

		3,259,489

Total Long-Term Investment Securities
(cost $529,383,480)		582,244,203

SHORT-TERM INVESTMENT SECURITIES - 10.9%
Registered Investment Companies - 4.1%

State Street Navigator Securities Lending Prime Portfolio(1)(2) 0.43%	25,523,462	25,523,462

Time Deposits - 6.8%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/01/2016	$43,037,000	43,037,000

Total Short-Term Investment Securities
(cost $68,560,462)		68,560,462

TOTAL INVESTMENTS —
(cost $597,943,942)(4)	103.6%	650,804,665
Liabilities in excess of other assets	(3.6)	(22,463,841)

NET ASSETS —	100.0%	$628,340,824

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2016, the aggregate value of these securities was $5,009,117 representing 0.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	At August 31, 2016, the Fund had loaned securities with a total value of $29,981,562. This was secured by collateral of $25,523,462, which was received in cash and subsequently invested in short-term investments currently valued at $25,523,462 as reported in the Portfolio of Investments. Additional collateral of $6,241,688 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2016
United States Treasury Bills	0.00%	09/15/2016 to 06/22/2017	$154,029
United States Treasury Notes/Bonds	0.13% to 8.88%	10/31/2016 to 02/15/2046	6,087,659

(2)	The rate shown is the 7-day yield as of August 31, 2016
(3)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs (see Note 1).
(4)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt
NVDR	- Non-Voting Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2016	Unrealized Appreciation (Depreciation)
993	Long	Mini MSCI Emerging Markets	September 2016	$44,762,761	$44,084,235	$(678,526)

Industry Allocation*
Banks-Commercial	12.0%
Electronic Components-Semiconductors	7.5
Time Deposits	6.8
Oil Companies-Integrated	5.3
Semiconductor Components-Integrated Circuits	4.4
Registered Investment Companies	4.1
Oil Refining & Marketing	3.7
Electronic Components-Misc.	3.5
Real Estate Operations & Development	3.5
Cellular Telecom	3.1
Internet Application Software	3.0
Auto-Cars/Light Trucks	2.8
Food-Retail	2.1
Food-Misc./Diversified	1.7
Electric-Integrated	1.6
Tobacco	1.4
Beverages-Non-alcoholic	1.4
Finance-Mortgage Loan/Banker	1.3
Cosmetics & Toiletries	1.3
Diversified Financial Services	1.3
Insurance-Property/Casualty	1.3
Home Furnishings	1.3
Entertainment Software	1.3
Applications Software	1.2
Photo Equipment & Supplies	1.2
Metal-Iron	1.1
Oil Companies-Exploration & Production	1.1
Public Thoroughfares	1.0
Building Products-Cement	1.0
Appliances	0.9
Steel-Producers	0.9
Medical-Wholesale Drug Distribution	0.9
Food-Meat Products	0.8
E-Commerce/Products	0.8
Medical-Drugs	0.8
Circuit Boards	0.7
Internet Content-Entertainment	0.7
Finance-Other Services	0.7
Metal Processors & Fabrication	0.7
Metal-Diversified	0.7
Building-Residential/Commercial	0.7
Electric-Generation	0.6
Rubber-Tires	0.6
Airlines	0.6
Retail-Hypermarkets	0.5
Diversified Operations	0.5
Auto/Truck Parts & Equipment-Original	0.5
Food-Canned	0.5
Petrochemicals	0.5
Distribution/Wholesale	0.5
Brewery	0.5
Multimedia	0.4
Casino Hotels	0.4
Containers-Paper/Plastic	0.4
Audio/Video Products	0.4
Computers-Periphery Equipment	0.3
Building-Heavy Construction	0.3
Retail-Drug Store	0.3
Consulting Services	0.3
Auto/Truck Parts & Equipment-Replacement	0.3
Optical Supplies	0.3
Textile-Apparel	0.3
Housewares	0.3
Diamonds/Precious Stones	0.2
Schools	0.2
Real Estate Management/Services	0.2
Energy-Alternate Sources	0.2
Food-Confectionery	0.2
Wireless Equipment	0.2
Food-Wholesale/Distribution	0.2
Food-Flour & Grain	0.2
Networking Products	0.2
Commercial Services-Finance	0.2
Building & Construction Products-Misc.	0.2
Power Converter/Supply Equipment	0.2
Insurance-Multi-line	0.1
Airport Development/Maintenance	0.1
Wire & Cable Products	0.1

103.6%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Cyprus	$1,907,143	$917,838	$—	$2,824,981
Other Countries	579,419,222	—	—	579,419,222
Short-Term Investment Securities:
Registered Investment Companies	25,523,462	—	—	25,523,462
Time Deposits	—	43,037,000	—	43,037,000

Total Investments at Value*	$606,849,827	$43,954,838	$—	$650,804,665

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$678,526	$—	$—	$678,526

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS - August 31, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.9%
Australia - 1.8%

Origin Energy, Ltd.	1,566,595	$6,192,992
WorleyParsons, Ltd.#	1,457,032	8,935,467

		15,128,459

Belgium - 0.7%

UCB SA	66,370	5,449,527

Bermuda - 1.1%

Haier Electronics Group Co., Ltd.	2,342,000	3,918,655
Kunlun Energy Co., Ltd.#	3,448,000	2,537,925
Petra Diamonds, Ltd.	1,821,150	2,714,286

		9,170,866

Canada - 6.9%

Barrick Gold Corp.	621,540	10,572,395
Cenovus Energy, Inc.	518,100	7,486,652
Ensign Energy Services, Inc.	718,600	4,230,282
HudBay Minerals, Inc.#	958,600	3,888,785
Precision Drilling Corp.	2,069,000	8,503,820
Silver Wheaton Corp.#	583,700	14,795,019
Suncor Energy, Inc.	284,900	7,725,365

		57,202,318

Cayman Islands - 4.7%

Baidu, Inc. ADR†	52,530	8,986,307
GCL-Poly Energy Holdings, Ltd.#	97,334,999	13,801,845
Trina Solar, Ltd. ADR†	1,507,212	15,840,798

		38,628,950

China - 4.1%

China Life Insurance Co., Ltd.	2,257,000	5,394,072
China Telecom Corp., Ltd.	17,829,823	9,216,517
Shanghai Pharmaceuticals Holding Co., Ltd.	2,852,500	7,832,144
Sinopec Engineering Group Co., Ltd.	5,880,000	4,873,755
Sinopharm Group Co., Ltd.	1,218,800	6,245,180

		33,561,668

France - 8.6%

AXA SA	441,932	9,277,378
BNP Paribas SA	369,070	18,774,630
Cie Generale des Etablissements Michelin	109,590	11,649,681
Sanofi	186,470	14,366,422
Societe Generale SA	100,703	3,666,986
Technip SA	84,890	5,015,760
TOTAL SA	179,620	8,565,269

		71,316,126

Germany - 6.6%

Bayer AG	78,400	8,392,701
Deutsche Lufthansa AG#	359,760	4,191,520
Gerresheimer AG	78,750	6,539,815
Merck KGaA	77,902	8,197,750
METRO AG	173,577	5,150,199
MorphoSys AG†#	81,370	3,470,822
Muenchener Rueckversicherungs-Gesellschaft AG	29,820	5,390,225
Siemens AG	107,655	12,854,970

		54,188,002

Hong Kong - 1.2%

China Mobile, Ltd.	782,500	9,663,296

India - 1.3%

Hero MotoCorp, Ltd.	81,301	4,303,599
Jain Irrigation Systems, Ltd.	1,609,577	2,022,486
LIC Housing Finance, Ltd.	516,974	4,409,757

		10,735,842

Israel - 2.0%

Teva Pharmaceutical Industries, Ltd. ADR	332,690	16,764,249

Italy - 2.3%

Eni SpA	796,013	12,022,340
UniCredit SpA#	2,673,892	6,877,861

		18,900,201

Japan - 6.3%

ITOCHU Corp.	306,900	3,621,755
Konica Minolta, Inc.	335,900	3,025,746
Nissan Motor Co., Ltd.	1,604,000	15,735,370
SoftBank Group Corp.	309,600	20,216,089
Sumitomo Metal Mining Co., Ltd.	8,000	101,445
Sumitomo Rubber Industries, Ltd.	190,500	2,824,404
Toyota Motor Corp.	109,200	6,583,768

		52,108,577

Jersey - 2.9%

Glencore PLC	5,215,560	11,920,352
Petrofac, Ltd.#	1,071,650	11,701,172

		23,621,524

Luxembourg - 1.3%

Subsea 7 SA†#	448,969	4,881,532
Tenaris SA	455,229	6,255,915

		11,137,447

Mexico - 0.5%

Industrias Penoles SAB de CV	185,065	4,279,394

Netherlands - 5.1%

Aegon NV	2,315,503	9,489,311
ING Groep NV CVA	652,284	8,163,563
QIAGEN NV†#	411,070	10,885,458
SBM Offshore NV#	921,270	13,492,793

		42,031,125

Norway - 0.9%

Telenor ASA	430,178	7,511,434

Singapore - 0.9%

United Overseas Bank, Ltd.	591,400	7,817,618

South Korea - 13.4%

Hana Financial Group, Inc.	763,978	20,075,834
Hyundai Mobis Co., Ltd.	45,365	10,598,729
Hyundai Motor Co.	50,107	5,976,889
KB Financial Group, Inc.	622,023	21,701,072
Korea Investment Holdings Co., Ltd.	130,228	4,683,536
Posco Daewoo Corp.	327,925	6,734,962
Samsung Electronics Co., Ltd.	28,375	41,226,457

		110,997,479

Spain - 0.5%

Tecnicas Reunidas SA#	124,175	4,462,825

Telefonica SA ADR	859	8,642

		4,471,467

Sweden - 0.6%

Getinge AB, Class B	239,574	4,673,577

Switzerland - 5.6%

ABB, Ltd.	508,940	11,026,904
Basilea Pharmaceutica AG†#	33,210	2,343,321
Credit Suisse Group AG	430,935	5,612,605
GAM Holding AG	186,050	1,806,494
Roche Holding AG	53,240	12,980,481
Swiss Re AG	45,310	3,823,629
UBS Group AG	621,650	8,987,711

		46,581,145

Taiwan - 1.2%

Catcher Technology Co., Ltd.	603,000	4,332,866
Quanta Computer, Inc.	3,061,000	5,662,712

		9,995,578

Thailand - 1.3%

Bangkok Bank PCL NVDR	1,195,200	5,852,477
PTT Exploration & Production PCL	2,070,900	4,860,846

		10,713,323

United Kingdom - 13.7%

Aberdeen Asset Management PLC	614,400	2,586,597
Aviva PLC	1,227,958	6,907,917
BAE Systems PLC	1,415,310	10,008,095
Barclays PLC	4,899,340	11,081,816
BP PLC	3,344,622	18,793,317
BP PLC ADR#	180	6,095
Carillion PLC#	1,538,340	5,256,222
HSBC Holdings PLC	1,681,260	12,458,308
Johnson Matthey PLC	154,621	6,777,491
Kingfisher PLC	986,565	4,807,627
Royal Dutch Shell PLC, Class B	649,435	16,561,476
Standard Chartered PLC†	1,779,408	15,001,155
Vodafone Group PLC	957,821	2,890,966

		113,137,082

United States - 3.4%

Apple, Inc.	66,400	7,045,040
Eli Lilly & Co.	55,460	4,312,015
Halliburton Co.	243,640	10,478,957
Stillwater Mining Co.†	495,940	6,273,641

		28,109,653

Total Long-Term Investment Securities
(cost $848,315,647)		817,895,927

SHORT-TERM INVESTMENT SECURITIES - 8.2%
Registered Investment Companies - 7.2%

State Street Navigator Securities Lending Prime Portfolio 0.43%(1)(2)	$59,471,294	59,471,294
U.S. Government Agencies - 1.0%

Federal Home Loan Mtg. Corp. Disc. Notes 0.20% due 09/01/2016	8,500,000	8,500,000

Total Short-Term Investment Securities
(cost $67,971,294)		67,971,294

TOTAL INVESTMENTS
(cost $916,286,941)(3)	107.1%	885,867,221
Liabilities in excess of other assets	(7.1)	(58,752,762)

NET ASSETS	100.0%	$827,114,459

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	At August 31, 2016, the Fund had loaned securities with a total value of $63,052,982. This was secured by collateral of $59,471,294, which was received in cash and subsequently invested in short-term investments currently valued at $59,471,294 as reported in the Portfolio of Investments. Additional collateral of $9,691,912 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2016
Federal Home Loan Mtg. Corp.	3.00% to 3.50%	05/01/2032 to 12/01/2041	$239,969
Federal National Mtg. Assoc.	2.50% to 4.34%	01/25/2032 to 10/01/2041	975,637
United States Treasury Bills	0.00%	09/15/2016 to 06/22/2017	600,446
United States Treasury Notes/Bonds	0.13% to 8.13%	09/30/2016 to 02/15/2046	7,875,860

(2)	The rate shown is the 7-day yield as of August 31, 2016.
(3)	See Note 5 for cost of investments on a tax basis.

ADR - American Depositary Receipt

CVA - Certification Van Aandelen (Dutch Cert.)

NVDR - Non-Voting Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$817,895,927	$—	$—	$817,895,927
Short-Term Investment Securities:
Registered Investment Companies	59,471,294	—	—	59,471,294
U.S. Government Agencies	—	8,500,000	—	8,500,000

Total Investments at Value	$877,367,221	$8,500,000	$—	$885,867,221

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

Industry Allocation*
Oil Companies-Integrated	8.6%
Diversified Banking Institutions	8.3
Registered Investment Companies	7.2
Medical-Drugs	6.5
Oil-Field Services	6.1
Diversified Financial Services	5.0
Electronic Components-Semiconductors	5.0
Banks-Commercial	4.4
Energy-Alternate Sources	3.6
Auto-Cars/Light Trucks	3.4
Telephone-Integrated	2.5
Insurance-Multi-line	2.3
Medical-Generic Drugs	2.0
Telecom Services	2.0
Metal-Diversified	2.0
Silver Mining	1.8
Rubber-Tires	1.7
Diversified Manufacturing Operations	1.6
Cellular Telecom	1.6
Oil & Gas Drilling	1.5
Computers	1.5
Insurance-Life/Health	1.5
Machinery-Electrical	1.3
Diagnostic Kits	1.3
Auto/Truck Parts & Equipment-Original	1.3
Gold Mining	1.3
Import/Export	1.2
Aerospace/Defense	1.2
Insurance-Reinsurance	1.1
Web Portals/ISP	1.1
Engineering/R&D Services	1.1
U.S. Government Agencies	1.0
Retail-Drug Store	0.9
Oil Companies-Exploration & Production	0.9
Chemicals-Diversified	0.8
Containers-Metal/Glass	0.8
Platinum	0.8
Medical-Wholesale Drug Distribution	0.8
Steel Pipe & Tube	0.7
Electric-Integrated	0.7
Medical-Biomedical/Gene	0.7
Building & Construction-Misc.	0.6
Food-Retail	0.6
Retail-Building Products	0.6
Finance-Investment Banker/Broker	0.6
Medical Instruments	0.6
Building-Heavy Construction	0.5
Finance-Mortgage Loan/Banker	0.5
Investment Management/Advisor Services	0.5
Metal Processors & Fabrication	0.5
Motorcycle/Motor Scooter	0.5
Non-Ferrous Metals	0.5
Airlines	0.5
Appliances	0.5
Photo Equipment & Supplies	0.4
Diamonds/Precious Stones	0.3
Rubber/Plastic Products	0.3

107.1%

*	Calculated as a percentage of net assets

See Notes to Portfolio of Investments

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS - August 31, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.6%
Australia - 6.2%

BGP Holdings PLC†(1)(2)	479,213	$0
Charter Hall Group#	1,365,952	6,005,502
Dexus Property Group	964,406	7,045,052
GPT Group	1,605,828	6,432,566
Mirvac Group	3,383,380	5,899,250
Vicinity Centres	2,882,826	7,171,409

		32,553,779

Bermuda - 1.6%

Hongkong Land Holdings, Ltd. (OTC)	1,700	10,778
Hongkong Land Holdings, Ltd. (SGX)	1,302,900	8,455,821

		8,466,599

Canada - 2.8%

Allied Properties Real Estate Investment Trust	69,969	1,965,043
Canadian Real Estate Investment Trust	48,476	1,796,503
Cominar Real Estate Investment Trust	180,334	2,262,082
Granite Real Estate Investment Trust	71,608	2,275,905
H&R Real Estate Investment Trust	196,589	3,495,848
Smart Real Estate Investment Trust	116,066	3,136,632

		14,932,013

Cayman Islands - 2.1%

Cheung Kong Property Holdings, Ltd.	1,291,500	9,073,322
China Resources Land, Ltd.	664,000	1,870,230

		10,943,552

Finland - 0.7%

Citycon OYJ	1,343,557	3,446,943

France - 6.5%

Fonciere Des Regions	64,766	6,051,094
Klepierre	250,684	11,747,068
Unibail-Rodamco SE (Euronext Amsterdam)	40,960	11,239,455
Unibail-Rodamco SE (Euronext Paris)	19,360	5,312,399

		34,350,016

Germany - 2.9%

Vonovia SE	389,012	15,137,422

Hong Kong - 2.8%

Sun Hung Kai Properties, Ltd.	1,045,504	14,717,151

Ireland - 0.5%

Green REIT PLC	1,536,951	2,525,300

Japan - 12.8%

Comforia Residential REIT, Inc.#	2,852	6,565,954
Japan Retail Fund Investment Corp.#	2,824	6,340,455
Mitsubishi Estate Co., Ltd.	907,000	17,155,550
Mitsui Fudosan Co., Ltd.	350,000	7,536,848
Orix JREIT, Inc.#	5,319	9,299,832
Sekisui House, Ltd.	316,700	5,099,524
Sumitomo Realty & Development Co., Ltd.	466,000	12,298,004
Top REIT, Inc.#	682	2,947,988

		67,244,155

Jersey - 0.7%

Kennedy Wilson Europe Real Estate PLC	298,156	3,770,370

Netherlands - 0.6%

Wereldhave NV	64,035	3,069,255

Norway - 0.4%

Entra ASA*	173,125	1,854,299

Singapore - 3.5%

Ascendas Hospitality Trust	3,347,200	1,768,861
Ascendas Real Estate Investment Trust	1,377,600	2,477,243
City Developments, Ltd.	708,100	4,412,469
Fortune Real Estate Investment Trust	3,368,000	4,306,844
Mapletree Greater China Commercial Trust	6,421,000	5,184,117

		18,149,534

Spain - 1.3%

Merlin Properties Socimi SA	596,023	6,927,570

Sweden - 0.8%

Hufvudstaden AB, Class A	242,523	4,218,333

Switzerland - 1.1%

PSP Swiss Property AG	62,331	5,969,783

United Kingdom - 3.7%

Big Yellow Group PLC	330,589	3,284,063
British Land Co. PLC	708,240	6,166,065
Hammerson PLC	743,523	5,662,869
Helical PLC	15,684	58,594
UNITE Group PLC	503,551	4,142,654

		19,314,245

United States - 46.6%

Acadia Realty Trust	56,264	2,078,392
American Campus Communities, Inc.	53,093	2,660,490
American Homes 4 Rent, Class A	129,423	2,830,481
American Tower Corp.	109,864	12,456,380
Apartment Investment & Management Co., Class A	62,968	2,844,894
Apple Hospitality REIT, Inc.	73,068	1,433,594
AvalonBay Communities, Inc.	55,941	9,790,234
Boston Properties, Inc.	54,288	7,607,377
Brandywine Realty Trust	148,279	2,391,740
Brixmor Property Group, Inc.	172,356	4,922,487
Brookdale Senior Living, Inc.†	155,359	2,673,728
Care Capital Properties, Inc.	102,240	3,066,178
Cousins Properties, Inc.	238,109	2,623,961
Crown Castle International Corp.	96,442	9,139,808
CubeSmart	73,196	2,015,086
CyrusOne, Inc.	47,457	2,412,714
DCT Industrial Trust, Inc.	19,613	955,349
DDR Corp.	42,567	804,942
DiamondRock Hospitality Co.	291,728	3,089,400
Digital Realty Trust, Inc.#	23,450	2,323,661
EPR Properties	38,049	2,979,998
Equinix, Inc.	21,435	7,902,013
Equity LifeStyle Properties, Inc.	32,967	2,555,932
Equity Residential	81,029	5,256,351
Essex Property Trust, Inc.	26,571	6,034,274
Extra Space Storage, Inc.	62,114	5,003,283
Federal Realty Investment Trust	23,634	3,757,806

First Industrial Realty Trust, Inc.	77,156	2,219,778
General Growth Properties, Inc.	204,467	5,958,168
HCP, Inc.	223,538	8,791,750
Healthcare Realty Trust, Inc.	152,202	5,336,202
Hilton Worldwide Holdings, Inc.	50,698	1,210,161
Host Hotels & Resorts, Inc.	259,199	4,618,926
Hudson Pacific Properties, Inc.	163,640	5,477,031
InfraREIT, Inc.	54,956	1,038,668
Lamar Advertising Co., Class A	22,640	1,411,151
Liberty Property Trust	88,332	3,641,928
LTC Properties, Inc.	22,812	1,184,399
Mid-America Apartment Communities, Inc.	14,457	1,358,813
National Health Investors, Inc.	26,051	2,091,374
National Retail Properties, Inc.	80,820	4,049,082
Paramount Group, Inc.	110,173	1,983,114
Post Properties, Inc.	12,542	831,284
Prologis, Inc.	147,653	7,841,851
Public Storage	26,990	6,044,141
QTS Realty Trust, Inc., Class A	33,325	1,805,882
Realty Income Corp.	48,828	3,209,464
Retail Opportunity Investments Corp.	169,071	3,771,974
Rexford Industrial Realty, Inc.	65,856	1,470,564
RLJ Lodging Trust	54,164	1,264,188
Simon Property Group, Inc.	94,389	20,337,998
SL Green Realty Corp.	38,322	4,511,266
Ventas, Inc.	46,058	3,347,035
Vornado Realty Trust	110,363	11,401,602
Washington Real Estate Investment Trust	43,749	1,421,843
Weingarten Realty Investors	106,419	4,389,784
Welltower, Inc.	43,882	3,367,944
Weyerhaeuser Co.	243,722	7,762,546

		244,760,464

Total Long-Term Investment Securities
(cost $481,444,222)		512,350,783

SHORT-TERM INVESTMENT SECURITIES - 5.9%
Registered Investment Companies - 4.8%

State Street Navigator Securities Lending Prime Portfolio 0.43%(3)(4)	21,116,364	21,116,364
State Street Institutional U.S. Government Money Market Fund, Administration Class 0.01%(4)	4,202,105	4,202,105

		25,318,469

Time Deposits - 1.1%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/01/2016	$5,377,000	5,377,000

Total Short-Term Investment Securities
(cost $30,695,469)		30,695,469

TOTAL INVESTMENTS —
(cost $512,139,691)(5)	103.5%	543,046,252
Liabilities in excess of other assets	(3.5)	(18,247,482)

NET ASSETS —	100.0%	$524,798,770

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2016, the aggregate value of these securities was $1,854,299 representing 0.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(2)	Illiquid security. At August 31, 2016, the aggregate value of these securities was $0 representing 0.0% of net assets.

(3)	At August 31, 2016, the Fund had loaned securities with a total value of $21,236,066. This was secured by collateral of $21,116,364, which was received in cash and subsequently invested in short-term investments currently valued at $21,116,364 as reported in the Portfolio of Investments. Additional collateral of $1,205,203 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2016
United States Treasury Bills	0.00%	09/15/2016 to 05/25/2017	$130,717
United States Treasury Notes/Bonds	zero coupon to 7.63%	09/15/2016 to 05/15/2046	1,074,486

(4)	The rate shown is the 7-day yield as of August 31, 2016.
(5)	See Note 5 for cost of investments on a tax basis.

Euronext Amsterdam - Euronext Stock Exchange, Amsterdam

Euronext Paris - Euronext Stock Exchange, Paris

OTC - Over the Counter

SGX - Singapore Exchange

Industry Allocation*

Real Estate Investment Trusts	72.9%
Real Estate Operations & Development	11.7
Real Estate Management/Services	10.4
Registered Investment Companies	4.8
Hotels/Motels	1.1
Time Deposits	1.1
Building-Residential/Commercial	1.0
Retirement/Aged Care	0.5

103.5%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$32,553,779	$—	$0	$32,553,779
Japan	64,296,167	2,947,988	—	67,244,155
Other Countries	412,552,849	—	—	412,552,849
Short-Term Investment Securities:
Registered Investment Companies	25,318,469	—	—	25,318,469
Time Deposits	—	5,377,000	—	5,377,000

Total Investments at Value	$534,721,264	$8,324,988	$0	$543,046,252

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS - August 31, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 89.3%
Australia - 2.0%

Amcor, Ltd.	22,626	$272,073
APA Group	49,311	342,432
ASX, Ltd.	15,070	579,318
BGP Holdings PLC†(1)(2)	60,919	0
Computershare, Ltd.	26,169	194,313
CSL, Ltd.	7,914	642,954
Dexus Property Group	63,132	461,184
Domino’s Pizza Enterprises, Ltd.	3,540	201,372
Fortescue Metals Group, Ltd.	69,960	257,634
Goodman Group	33,750	192,519
GPT Group	103,827	415,906
Insurance Australia Group, Ltd.	93,362	390,124
QBE Insurance Group, Ltd.	23,435	174,717
Ramsay Health Care, Ltd.	6,273	391,160
Santos, Ltd.	117,251	391,253
Scentre Group	70,481	263,261
Sonic Healthcare, Ltd.	11,410	197,229
South32, Ltd.†	154,813	223,392
Stockland	80,658	294,000
Sydney Airport	38,727	211,887
Transurban Group	93,111	801,943
Vicinity Centres	94,165	234,248
Wesfarmers, Ltd.	11,407	363,835
Westfield Corp.	35,582	273,300
Woodside Petroleum, Ltd.	15,244	328,003
Woolworths, Ltd.	11,583	206,400

		8,304,457

Austria - 0.1%

Erste Group Bank AG	7,963	223,702
OMV AG	6,429	180,141
voestalpine AG	5,591	185,036

		588,879

Belgium - 0.6%

Ageas	5,216	180,189
Groupe Bruxelles Lambert SA	5,139	450,960
KBC Group NV†	3,665	216,957
Proximus SADP	11,201	342,715
UCB SA	8,212	674,273
Umicore SA	6,908	407,931

		2,273,025

Bermuda - 1.2%

Arch Capital Group, Ltd.†	5,140	416,032
Axis Capital Holdings, Ltd.	3,374	191,879
Brookfield Business Partners LP	284	6,501
Bunge, Ltd.	6,224	397,714
Everest Re Group, Ltd.	2,701	522,319
Hongkong Land Holdings, Ltd.	29,900	194,051
IHS Markit, Ltd.†	14,311	534,086
Invesco, Ltd.	12,366	385,696
Jardine Matheson Holdings, Ltd.	4,000	239,400
Li & Fung, Ltd.	380,000	195,448
Norwegian Cruise Line Holdings, Ltd.†	5,016	180,024
NWS Holdings, Ltd.	120,000	214,398
RenaissanceRe Holdings, Ltd.	5,045	603,886
Shangri-La Asia, Ltd.	344,000	372,489
XL Group, Ltd.	10,099	345,689

		4,799,612

Canada - 3.4%

Agnico Eagle Mines, Ltd.	5,318	269,550
Alimentation Couche-Tard, Inc., Class B	4,191	216,133
AltaGas, Ltd.	7,389	191,233
ARC Resources, Ltd.	19,368	337,914
Bank of Montreal	7,598	503,945
BCE, Inc.	9,210	430,301
Brookfield Asset Management, Inc., Class A	14,200	479,144
Cameco Corp.	16,563	152,823
Canadian Imperial Bank of Commerce	2,567	203,771
Canadian National Railway Co.	7,893	507,201
Canadian Tire Corp., Ltd., Class A	2,465	252,496
CGI Group, Inc., Class A†	5,081	247,308
CI Financial Corp.	13,200	258,383
Crescent Point Energy Corp.	13,896	209,807
Empire Co., Ltd., Class A	16,200	266,459
Encana Corp.	22,021	210,236
Fairfax Financial Holdings, Ltd.	849	480,513
First Capital Realty, Inc.	29,984	507,355
Fortis, Inc.	8,562	269,317
Franco-Nevada Corp.	2,469	172,514
Great-West Lifeco, Inc.	22,215	530,558
IGM Financial, Inc.	10,180	287,996
Industrial Alliance Insurance & Financial Services, Inc.	5,774	205,793
Intact Financial Corp.	8,048	584,115
Keyera Corp.	8,694	268,431
Manulife Financial Corp.	31,548	430,375
Metro, Inc., Class A	9,254	314,300
National Bank of Canada	5,260	184,866
Onex Corp.	3,661	223,585
Open Text Corp.	3,046	191,577
Pembina Pipeline Corp.	10,586	318,532
Power Corp. of Canada	15,066	318,461
Power Financial Corp.	11,025	253,977
RioCan Real Estate Investment Trust	7,948	166,912
Rogers Communications, Inc., Class B	5,695	243,885
Saputo, Inc.	6,025	200,313
Shaw Communications, Inc., Class B	29,396	587,965
Silver Wheaton Corp.	7,836	198,619
Sun Life Financial, Inc.	8,746	275,972
Suncor Energy, Inc.	12,839	348,143
Thomson Reuters Corp.	14,735	610,232
Tourmaline Oil Corp.†	6,974	196,127
Turquoise Hill Resources, Ltd.†	54,175	166,896
Valeant Pharmaceuticals International, Inc.†	4,200	121,990
Vermilion Energy, Inc.	5,604	202,511
Waste Connections, Inc.	2,472	188,935
Yamana Gold, Inc.	37,744	152,829

		13,940,298

Cayman Islands - 0.3%

ASM Pacific Technology, Ltd.	24,900	193,870
Cheung Kong Property Holdings, Ltd.	30,808	216,439
CK Hutchison Holdings, Ltd.	49,808	640,132

HKT Trust & HKT, Ltd.	123,000	169,337
WH Group, Ltd.*	232,000	182,429

		1,402,207

Curacao - 0.4%

Schlumberger, Ltd.	19,117	1,510,243

Denmark - 0.8%

Chr. Hansen Holding A/S	3,663	222,133
Danske Bank A/S	6,869	201,584
DSV A/S	8,768	434,858
Genmab A/S†	1,023	163,450
Novo Nordisk A/S, Class B	24,237	1,135,945
Novozymes A/S, Class B	7,595	329,327
Pandora A/S	1,457	181,254
TDC A/S	41,179	227,624
Tryg A/S	10,121	201,907
Vestas Wind Systems A/S	2,688	222,996
William Demant Holding A/S†	9,330	194,937

		3,516,015

Finland - 0.5%

Elisa Oyj	8,794	309,385
Kone Oyj, Class B	3,953	198,642
Metso Oyj	7,856	219,951
Nokia OYJ	74,983	421,545
Nokian Renkaat Oyj	5,042	182,052
Orion Oyj, Class B	5,436	205,798
Sampo Oyj, Class A†	11,249	482,961
UPM-Kymmene Oyj	10,130	203,504

		2,223,838

France - 2.9%

Accor SA	4,597	173,548
Aeroports de Paris	2,815	290,449
Air Liquide SA	4,183	458,801
Arkema SA	2,361	210,765
Atos SE	2,660	261,728
AXA SA	24,468	513,651
Bureau Veritas SA	12,706	272,403
Capgemini SA	2,743	267,232
Casino Guichard Perrachon SA	3,259	161,205
Cie de Saint-Gobain	5,254	230,438
CNP Assurances	12,364	199,010
Credit Agricole SA	21,290	201,620
Danone SA	8,969	681,405
Dassault Systemes	5,876	494,987
Essilor International SA	5,692	722,850
Eutelsat Communications SA	9,358	181,889
Fonciere Des Regions	2,037	190,317
Gecina SA	2,109	329,936
ICADE	2,531	195,309
Iliad SA	890	183,510
Imerys SA	2,842	200,256
Ingenico Group SA	3,079	331,564
Kering	1,881	356,583
Klepierre	8,921	418,039
L’Oreal SA	5,556	1,049,537
Lagardere SCA	9,463	230,796
Legrand SA	5,384	322,560
Renault SA	2,353	192,413
Schneider Electric SE	4,708	320,817
SCOR SE	8,324	244,892
Societe BIC SA	1,493	217,913
Sodexo SA	5,101	590,897
Technip SA	3,357	198,350
Unibail-Rodamco SE	1,363	374,008
Veolia Environnement SA	10,211	217,148
Vivendi SA	16,981	329,203
Wendel SA	1,751	199,124
Zodiac Aerospace	7,756	176,489

		12,191,642

Germany - 2.4%

Allianz SE	5,828	868,188
Bayerische Motoren Werke AG	4,892	425,684
Beiersdorf AG	7,692	715,661
Brenntag AG	5,411	294,482
Continental AG	1,377	288,610
Daimler AG	9,784	677,514
Deutsche Boerse AG	2,904	232,029
Deutsche Wohnen AG (BR)	5,229	196,562
Fraport AG Frankfurt Airport Services Worldwide	3,354	187,098
Fresenius SE & Co. KGaA	4,930	359,756
FUCHS PETROLUB SE (preference shares)	5,308	241,451
Hannover Rueck SE	2,979	304,380
Henkel AG & Co. KGaA	1,677	188,277
Henkel AG & Co. KGaA (preference shares)	3,268	428,868
Infineon Technologies AG	13,282	223,639
LANXESS AG	4,176	222,844
Linde AG	1,471	251,949
Merck KGaA	5,817	612,132
Muenchener Rueckversicherungs-Gesellschaft AG	3,369	608,976
SAP SE	14,724	1,293,545
Symrise AG	4,994	367,713
Telefonica Deutschland Holding AG	42,775	175,776
TUI AG	19,530	272,615
Vonovia SE	9,834	382,665

		9,820,414

Hong Kong - 1.3%

AIA Group, Ltd.	174,800	1,105,238
Bank of East Asia, Ltd.	76,000	307,133
BOC Hong Kong Holdings, Ltd.	61,000	213,489
Hang Lung Properties, Ltd.	92,000	209,674
Hang Seng Bank, Ltd.	17,700	310,532
Henderson Land Development Co., Ltd.	34,189	199,866
HK Electric Investments & HK Electric Investments, Ltd.*	191,000	178,996
Hong Kong & China Gas Co., Ltd.	370,436	706,725
Hong Kong Exchanges and Clearing, Ltd.	15,800	386,367
Link REIT	62,500	454,396

PCCW, Ltd.	360,000	228,320
Power Assets Holdings, Ltd.	20,000	191,298
Sun Hung Kai Properties, Ltd.	15,000	211,149
Swire Pacific, Ltd., Class A	16,500	182,280
Swire Properties, Ltd.	113,600	319,967
Techtronic Industries Co., Ltd.	43,500	176,354

		5,381,784

Ireland - 1.1%

Accenture PLC, Class A	8,675	997,625
Alkermes PLC†	4,103	179,588
CRH PLC	8,730	295,545
DCC PLC	4,121	375,016
Jazz Pharmaceuticals PLC†	1,834	227,104
Johnson Controls International PLC†	8,109	354,201
Kerry Group PLC, Class A	6,361	540,526
Pentair PLC#	4,813	308,273
Perrigo Co. PLC	5,230	475,878
Weatherford International PLC†	47,110	257,692
Willis Towers Watson PLC	3,025	375,130

		4,386,578

Israel - 0.1%

Check Point Software Technologies, Ltd.†	2,287	175,504
NICE, Ltd.	4,159	283,984

		459,488

Italy - 0.6%

Assicurazioni Generali SpA	34,830	442,903
Atlantia SpA	7,576	194,872
EXOR SpA	4,981	204,740
Intesa Sanpaolo SpA	146,572	348,242
Luxottica Group SpA	3,520	169,816
Snam SpA	61,634	341,686
Terna Rete Elettrica Nazionale SpA	60,973	315,033
UniCredit SpA	83,442	214,632
Unione di Banche Italiane SpA	64,284	172,954

		2,404,878

Japan - 8.8%

Aeon Co., Ltd.	14,600	200,730
AEON Financial Service Co., Ltd.	8,700	160,185
Aisin Seiki Co., Ltd.	8,300	391,876
Ajinomoto Co., Inc.	11,000	233,151
Amada Holdings Co., Ltd.	18,000	188,238
Aozora Bank, Ltd.	52,000	183,946
Astellas Pharma, Inc.	32,800	501,043
Bridgestone Corp.	7,800	268,004
Canon, Inc.	17,600	504,194
Central Japan Railway Co.	1,900	311,999
Chiba Bank, Ltd.	79,000	468,052
Chubu Electric Power Co., Inc.	12,500	169,019
Chugai Pharmaceutical Co., Ltd.	5,000	156,816
Concordia Financial Group, Ltd.†	45,800	236,204
Dai Nippon Printing Co., Ltd.	16,000	162,683
Dai-ichi Life Insurance Co., Ltd.	16,600	230,954
Daiichi Sankyo Co., Ltd.	15,200	348,837
Daikin Industries, Ltd.	2,200	203,893
Daito Trust Construction Co., Ltd.	1,300	191,422
Daiwa House Industry Co., Ltd.	9,500	245,293
Denso Corp.	13,700	565,664
Dentsu, Inc.	3,800	208,979
East Japan Railway Co.	5,600	479,544
Eisai Co., Ltd.	3,900	227,294
FANUC Corp.	2,800	477,108
Fuji Electric Co., Ltd.	45,000	205,287
FUJIFILM Holdings Corp.	4,600	172,814
Hankyu Hanshin Holdings, Inc.	4,800	154,951
Hisamitsu Pharmaceutical Co., Inc.	3,000	134,248
Hitachi Chemical Co., Ltd.	9,900	213,377
Hitachi Metals, Ltd.	17,700	214,183
Hitachi, Ltd.	44,000	210,931
Hoya Corp.	12,800	495,967
Idemitsu Kosan Co., Ltd.	10,300	187,852
Inpex Corp.	24,600	213,605
Isuzu Motors, Ltd.	15,000	172,595
JFE Holdings, Inc.	14,000	217,378
JTEKT Corp.	16,100	250,218
Kajima Corp.	25,000	167,931
Kao Corp.	10,000	519,693
KDDI Corp.	23,700	695,435
Keikyu Corp.	26,000	240,738
Keio Corp.	31,000	259,469
Keyence Corp.	700	490,707
Kintetsu Group Holdings Co., Ltd.	42,000	159,938
Komatsu, Ltd.	10,600	231,691
Kubota Corp.	25,000	366,549
Kurita Water Industries, Ltd.	7,900	180,120
Kyocera Corp.	5,600	266,076
Kyowa Hakko Kirin Co., Ltd.	10,000	141,884
Kyushu Electric Power Co., Inc.	17,700	164,743
LIXIL Group Corp.	10,600	213,813
Mabuchi Motor Co., Ltd.	4,500	238,776
Marubeni Corp.	66,200	329,960
McDonald’s Holdings Co. Japan, Ltd.	6,400	176,663
MEIJI Holdings Co., Ltd.	1,700	152,970
Mitsubishi Chemical Holdings Corp.	39,800	251,113
Mitsubishi Corp.	16,100	335,413
Mitsubishi Electric Corp.	29,000	378,529
Mitsubishi Estate Co., Ltd.	10,000	189,146
Mitsubishi Logistics Corp.	14,000	215,822
Mitsubishi Materials Corp.	77,000	217,310
Mitsui & Co., Ltd.	29,600	393,942
Mitsui Fudosan Co., Ltd.	12,000	258,406
MS&AD Insurance Group Holdings, Inc.	8,100	231,143
Murata Manufacturing Co., Ltd.	1,600	215,029
Nagoya Railroad Co., Ltd.	31,000	151,906
NGK Insulators, Ltd.	10,000	216,885
NGK Spark Plug Co., Ltd.	14,200	265,568
Nidec Corp.	3,800	342,373
Nikon Corp.	13,400	196,729
Nintendo Co., Ltd.	1,500	328,734
Nippon Steel & Sumitomo Metal Corp.	12,600	267,430
Nippon Telegraph & Telephone Corp.	13,700	601,945
Nissan Motor Co., Ltd.	41,200	404,175

Nitori Holdings Co., Ltd.	1,400	141,942
NOK Corp.	10,500	213,116
NSK, Ltd.	45,900	472,908
NTT Data Corp.	3,700	192,751
NTT DOCOMO, Inc.	24,700	621,409
Omron Corp.	5,600	189,977
Ono Pharmaceutical Co., Ltd.	5,900	153,794
Oracle Corp. Japan	3,200	186,189
Oriental Land Co., Ltd.	4,100	240,100
ORIX Corp.	19,200	276,035
Osaka Gas Co., Ltd.	46,000	181,083
Otsuka Holdings Co., Ltd.	6,100	264,305
Panasonic Corp.	27,800	285,080
Rakuten, Inc.	17,000	214,256
Resona Holdings, Inc.	115,700	529,157
Ryohin Keikaku Co., Ltd.	700	126,246
Santen Pharmaceutical Co., Ltd.	16,600	208,894
Secom Co., Ltd.	4,000	303,562
Sekisui House, Ltd.	11,400	183,564
Shimadzu Corp.	13,000	203,421
Shimano, Inc.	1,200	174,436
Shin-Etsu Chemical Co., Ltd.	6,700	491,759
Shionogi & Co., Ltd.	4,000	178,572
Shiseido Co., Ltd.	7,800	196,084
Shizuoka Bank, Ltd.	74,000	609,366
SMC Corp.	700	197,149
SoftBank Group Corp.	12,800	835,807
Sompo Japan Nipponkoa Holdings, Inc.	6,700	214,732
Sony Corp.	12,900	414,560
Sumitomo Chemical Co., Ltd.	43,000	196,994
Sumitomo Corp.	34,800	377,380
Sumitomo Dainippon Pharma Co., Ltd.	10,300	172,422
Sumitomo Mitsui Financial Group, Inc.	14,200	496,962
Sumitomo Mitsui Trust Holdings, Inc.	58,000	207,581
Suntory Beverage & Food, Ltd.	4,900	194,409
Sysmex Corp.	2,700	174,059
TDK Corp.	3,300	236,022
Terumo Corp.	5,100	198,400
Tobu Railway Co., Ltd.	40,000	194,075
Tohoku Electric Power Co., Inc.	14,100	176,753
Tokio Marine Holdings, Inc.	10,400	408,501
Tokyo Electron, Ltd.	2,600	238,929
Tokyo Gas Co., Ltd.	46,000	197,178
Tokyu Corp.	27,000	201,459
TonenGeneral Sekiyu KK	36,000	332,286
Toppan Printing Co., Ltd.	20,000	178,225
Toray Industries, Inc.	28,000	269,649
TOTO, Ltd.	5,500	208,911
Toyoda Gosei Co., Ltd.	13,600	313,103
Toyota Industries Corp.	7,200	344,464
Toyota Motor Corp.	3,500	211,018
Toyota Tsusho Corp.	8,500	194,375
Trend Micro, Inc.	9,900	351,162
Unicharm Corp.	8,500	206,451
West Japan Railway Co.	4,500	257,565
Yahoo Japan Corp.	40,100	163,555
Yakult Honsha Co., Ltd.	3,400	150,012
Yamaguchi Financial Group, Inc.	19,000	200,532
Yamato Holdings Co., Ltd.	7,900	186,419
Yamazaki Baking Co., Ltd.	9,000	204,504

		36,560,897

Jersey - 0.6%

Delphi Automotive PLC	3,496	247,027
Randgold Resources, Ltd.	3,036	285,051
Shire PLC	16,732	1,046,069
Wolseley PLC	4,223	242,890
WPP PLC	28,561	658,585

		2,479,622

Liberia - 0.0%

Royal Caribbean Cruises, Ltd.	2,630	187,019

Luxembourg - 0.3%

RTL Group SA	6,325	532,316
SES SA FDR	14,875	341,636
Tenaris SA	13,542	186,099

		1,060,051

Netherlands - 2.1%

Aegon NV	70,452	288,724
Akzo Nobel NV	3,724	251,645
ASML Holding NV	3,981	423,501
Boskalis Westminster NV	5,238	187,259
CNH Industrial NV	27,566	201,403
Core Laboratories NV#	3,430	383,405
ING Groep NV	48,736	609,948
Koninklijke Ahold Delhaize NV	21,039	503,740
Koninklijke DSM NV	3,564	248,427
Koninklijke KPN NV	50,803	165,868
Koninklijke Philips NV	22,996	667,949
Koninklijke Vopak NV	4,605	233,512
LyondellBasell Industries NV, Class A	6,634	523,356
Mylan NV†	5,913	250,475
NN Group NV	13,556	403,354
QIAGEN NV†	15,761	417,364
RELX NV	25,248	447,790
STMicroelectronics NV	31,470	235,297
Unilever NV CVA	36,605	1,678,769
Wolters Kluwer NV	11,114	466,441

		8,588,227

New Zealand - 0.3%

Auckland International Airport, Ltd.	69,767	379,672
Contact Energy, Ltd.	48,523	183,083
Fletcher Building, Ltd.	30,262	232,756
Ryman Healthcare, Ltd.	45,044	313,765
Spark New Zealand, Ltd.	95,487	263,631

		1,372,907

Norway - 0.3%

DNB ASA	15,128	183,909
Gjensidige Forsikring ASA	23,102	396,735
Marine Harvest ASA	10,328	159,641
Orkla ASA	35,200	322,314

Telenor ASA	11,202	195,600

		1,258,199

Papua New Guinea - 0.0%

Oil Search, Ltd.	36,637	185,032

Portugal - 0.2%

Banco Espirito Santo SA†(1)(2)	126,030	8,435
EDP-Energias de Portugal SA	93,029	311,826
Galp Energia SGPS SA	33,940	493,295

		813,556

Singapore - 0.9%

Broadcom, Ltd.	4,530	799,183
CapitaLand, Ltd.	80,000	180,263
City Developments, Ltd.	29,500	183,827
ComfortDelGro Corp., Ltd.	159,000	330,265
DBS Group Holdings, Ltd.	27,000	297,060
Jardine Cycle & Carriage, Ltd.	9,200	286,983
Oversea-Chinese Banking Corp., Ltd.	106,000	668,311
Singapore Telecommunications, Ltd.	97,000	288,341
StarHub, Ltd.	112,000	300,870
United Overseas Bank, Ltd.	27,000	356,909

		3,692,012

Spain - 1.0%

Aena SA*	1,353	191,292
Amadeus IT Group SA	6,764	310,812
Banco Bilbao Vizcaya Argentaria SA	92,461	575,290
Banco de Sabadell SA	138,750	188,044
Banco Santander SA	182,417	817,978
Bankinter SA	27,525	201,901
CaixaBank SA	80,880	217,695
Enagas SA	7,953	233,534
Grifols SA	10,560	223,686
Red Electrica Corp. SA	13,704	295,099
Repsol SA	25,496	342,412
Telefonica SA	60,355	607,927

		4,205,670

Sweden - 1.0%

Assa Abloy AB, Class B	30,513	618,055
Atlas Copco AB, Class A	11,320	321,061
Atlas Copco AB, Class B	7,859	202,060
Boliden AB	9,577	202,824
Getinge AB, Class B	9,028	176,117
Hennes & Mauritz AB, Class B	7,515	229,120
Hexagon AB, Class B	5,022	204,502
Industrivarden AB, Class C	11,313	206,156
Investor AB, Class B	16,914	596,687
Nordea Bank AB	21,352	208,765
Skandinaviska Enskilda Banken AB, Class A	20,839	203,749
Svenska Cellulosa AB SCA, Class B	6,725	206,684
Svenska Handelsbanken AB, Class A	38,558	497,703
Telefonaktiebolaget LM Ericsson, Class B	32,965	235,089

		4,108,572

Switzerland - 2.8%

ABB, Ltd.	28,594	619,529
Actelion, Ltd.	2,230	371,157
Aryzta AG	5,640	224,671
Baloise Holding AG	1,739	206,866
Chubb, Ltd.	13,729	1,742,622
Coca-Cola HBC AG	11,386	250,288
EMS-Chemie Holding AG	379	201,725
Galenica AG	156	180,973
Garmin, Ltd.#	4,306	211,339
Geberit AG	1,734	756,328
Givaudan SA	203	419,601
Kuehne & Nagel International AG	1,294	180,638
LafargeHolcim, Ltd.	10,479	555,620
Pargesa Holding SA (BR)	6,739	464,546
Partners Group Holding AG	508	232,940
Schindler Holding AG (Participation Certificate)	1,303	245,219
Schindler Holding AG	1,585	299,418
SGS SA	169	371,317
Sika AG (BR)	52	247,747
Sonova Holding AG	3,591	496,909
Swatch Group AG (BR)	670	172,413
Swiss Life Holding AG	909	227,354
Swiss Prime Site AG	12,310	1,082,624
Swiss Re AG	4,613	389,283
Swisscom AG	1,889	902,487
Zurich Insurance Group AG	1,749	447,053

		11,500,667

United Arab Emirates - 0.0%

Orascom Construction, Ltd.†	531	2,655

United Kingdom - 6.2%

3i Group PLC	53,962	435,436
Aberdeen Asset Management PLC	49,339	207,715
Admiral Group PLC	14,174	381,558
Aggreko PLC	10,823	144,822
Antofagasta PLC	29,780	193,455
Aon PLC	3,253	362,222
ARM Holdings PLC	19,418	432,459
Ashtead Group PLC	12,566	208,738
Auto Trader Group PLC*	37,662	184,520
Aviva PLC	77,931	438,403
Berkeley Group Holdings PLC	9,279	325,576
British Land Co. PLC	35,934	312,848
BT Group PLC	174,256	884,062
Bunzl PLC	33,711	1,043,830
Burberry Group PLC	11,844	202,810
Capita PLC	35,704	485,256
Compass Group PLC	26,406	500,014
Croda International PLC	4,382	190,465
Direct Line Insurance Group PLC	85,325	413,444
Dixons Carphone PLC	73,651	358,522
Fresnillo PLC	16,790	354,087
GKN PLC	50,050	204,399
Hammerson PLC	52,725	401,568

Hargreaves Lansdown PLC	10,788	187,278
Hikma Pharmaceuticals PLC	10,925	307,008
ICAP PLC	31,861	200,112
Inmarsat PLC	21,082	213,442
InterContinental Hotels Group PLC	7,779	333,111
Intertek Group PLC	10,773	493,856
Intu Properties PLC	104,195	432,363
Investec PLC	31,544	186,730
ITV PLC	74,244	195,669
Johnson Matthey PLC	5,956	261,069
Kingfisher PLC	40,468	197,205
Land Securities Group PLC	21,000	301,683
Legal & General Group PLC	161,043	444,729
Liberty Global PLC LiLAC, Class A†	658	18,510
Liberty Global PLC LiLAC, Class C†	5,443	155,452
Liberty Global PLC, Class A†	6,033	190,944
Liberty Global PLC, Class C†	7,042	217,105
London Stock Exchange Group PLC	7,068	255,701
Marks & Spencer Group PLC	41,696	188,734
Mediclinic International PLC	12,171	163,340
Merlin Entertainments PLC*	36,892	232,583
Mondi PLC	10,072	204,871
National Grid PLC	76,776	1,055,064
Next PLC	6,024	437,050
Nielsen Holdings PLC	6,062	322,983
Old Mutual PLC	98,150	250,167
Pearson PLC	26,239	298,214
Persimmon PLC	9,136	218,824
Provident Financial PLC	5,712	225,471
Prudential PLC	35,454	634,796
RELX PLC	32,929	624,828
Royal Mail PLC	26,021	175,631
RSA Insurance Group PLC	57,944	377,326
Sage Group PLC	44,535	423,988
Schroders PLC	9,585	350,409
Segro PLC	54,440	323,983
Sky PLC	53,434	595,716
Smith & Nephew PLC	25,446	410,663
Smiths Group PLC	18,020	317,320
SSE PLC	33,488	661,380
St James’s Place PLC	33,593	433,186
Standard Life PLC	77,875	372,743
Tate & Lyle PLC	34,732	334,537
Travis Perkins PLC	8,814	192,709
Unilever PLC	25,164	1,166,126
United Utilities Group PLC	43,128	550,195
Weir Group PLC	9,425	186,513
Whitbread PLC	4,680	256,392
Worldpay Group PLC†*	130,782	513,148

		25,757,066

United States - 47.1%

A.O. Smith Corp.	2,085	201,161
Abbott Laboratories	35,011	1,471,162
AbbVie, Inc.	20,175	1,293,217
Activision Blizzard, Inc.	9,737	402,820
Acuity Brands, Inc.	725	199,462
Adobe Systems, Inc.†	7,642	781,853
Advance Auto Parts, Inc.	1,590	250,234
Affiliated Managers Group, Inc.†	2,068	293,759
Aflac, Inc.	9,919	735,791
Agilent Technologies, Inc.	8,640	405,907
Air Products & Chemicals, Inc.	5,168	804,244
Akamai Technologies, Inc.†	3,270	179,523
Albemarle Corp.	3,348	267,740
Alexion Pharmaceuticals, Inc.†	3,951	497,273
Alleghany Corp.†	398	213,408
Alliance Data Systems Corp.†	920	188,214
Allstate Corp.	13,980	964,061
Alphabet, Inc., Class A†	4,082	3,224,168
Alphabet, Inc., Class C†	3,801	2,915,557
American Capital Agency Corp.	9,173	177,131
American Express Co.	15,233	998,980
American Tower Corp.	10,755	1,219,402
American Water Works Co., Inc.	5,568	411,976
Ameriprise Financial, Inc.	4,466	451,423
AmerisourceBergen Corp.	4,394	382,146
AMETEK, Inc.	4,930	240,337
Amgen, Inc.	13,075	2,223,534
Amphenol Corp., Class A	3,249	202,445
Anadarko Petroleum Corp.	8,297	443,641
Analog Devices, Inc.	7,494	468,825
Annaly Capital Management, Inc.	16,295	174,519
ANSYS, Inc.†	4,693	446,257
Antero Resources Corp.†	6,732	172,070
Apache Corp.#	11,520	572,544
Applied Materials, Inc.	9,271	276,647
Assurant, Inc.	5,876	526,196
Atmos Energy Corp.	4,547	335,114
Autodesk, Inc.†	3,354	226,060
Automatic Data Processing, Inc.	12,257	1,100,801
AvalonBay Communities, Inc.	1,148	200,911
Avery Dennison Corp.	3,669	284,127
B/E Aerospace, Inc.	4,255	215,090
Baker Hughes, Inc.	4,989	245,110
Ball Corp.	2,738	216,822
Ball Corp.#	3,176	251,507
Baxter International, Inc.	9,257	432,580
BB&T Corp.	10,844	417,494
Becton Dickinson and Co.	3,884	688,284
Bed Bath & Beyond, Inc.	4,159	192,853
Berkshire Hathaway, Inc., Class B†	17,072	2,569,165
Best Buy Co., Inc.	5,850	225,108
Biogen, Inc.†	2,412	737,180
BioMarin Pharmaceutical, Inc.†	3,122	293,125
BlackRock, Inc.	2,225	829,502
Boston Properties, Inc.	1,856	260,081
Brixmor Property Group, Inc.	13,251	378,449
Broadridge Financial Solutions, Inc.	2,802	194,179
C.H. Robinson Worldwide, Inc.	4,142	287,538
CA, Inc.	12,878	436,693
Cabot Oil & Gas Corp.	10,408	256,349
Calpine Corp.†	12,240	152,755
Campbell Soup Co.	2,840	172,445
Capital One Financial Corp.	8,990	643,684
Cardinal Health, Inc.	7,721	615,132
CarMax, Inc.†#	3,715	218,999

Caterpillar, Inc.#	4,114	337,142
CBRE Group, Inc., Class A†	6,735	201,309
CBS Corp., Class B	8,634	440,593
CDW Corp.	4,492	200,568
Celanese Corp., Series A	5,247	338,064
Celgene Corp.†	10,195	1,088,214
Centene Corp.†	3,324	226,996
CenterPoint Energy, Inc.	9,924	222,992
CenturyLink, Inc.	16,446	457,199
Cerner Corp.†	10,843	699,807
Charles Schwab Corp.	16,947	533,153
Chipotle Mexican Grill, Inc.†#	435	179,973
Church & Dwight Co., Inc.	2,946	292,891
Cimarex Energy Co.	1,884	249,027
Cincinnati Financial Corp.	7,048	543,471
Cintas Corp.	2,934	344,774
Cisco Systems, Inc.	76,377	2,401,293
CIT Group, Inc.	5,817	214,531
Citizens Financial Group, Inc.	9,141	226,423
Citrix Systems, Inc.†	3,998	348,626
Clorox Co.	10,593	1,388,107
CME Group, Inc.	5,673	614,670
CMS Energy Corp.	10,564	443,371
Coach, Inc.	5,861	223,773
Cognizant Technology Solutions Corp., Class A†	8,995	516,673
Colgate-Palmolive Co.	16,984	1,262,591
Comcast Corp., Class A	36,022	2,350,796
Comerica, Inc.	4,468	211,292
Concho Resources, Inc.†	1,786	230,751
Cooper Cos., Inc.	1,050	195,216
Corning, Inc.	14,840	336,720
Crown Castle International Corp.	8,215	778,536
CSX Corp.	17,593	497,530
D.R. Horton, Inc.	5,759	184,634
Danaher Corp.	15,390	1,252,900
Deere & Co.#	8,676	733,556
DENTSPLY SIRONA, Inc.	5,808	356,960
Devon Energy Corp.	11,720	507,828
Digital Realty Trust, Inc.#	2,876	284,983
Discover Financial Services	7,023	421,380
Discovery Communications, Inc., Class A†#	14,639	373,441
Discovery Communications, Inc., Class C†	15,464	383,816
DISH Network Corp., Class A†	5,080	255,168
Dollar General Corp.	3,107	228,085
Dollar Tree, Inc.†	4,673	386,457
Dover Corp.	9,002	652,645
Dr Pepper Snapple Group, Inc.	16,163	1,514,473
Dun & Bradstreet Corp.	2,788	383,768
E*TRADE Financial Corp.†	7,743	204,260
Eaton Vance Corp.	7,373	295,141
eBay, Inc.†	16,919	544,115
Ecolab, Inc.	6,409	788,627
Edgewell Personal Care Co.†	2,539	203,145
Edwards Lifesciences Corp.†	4,134	476,071
Electronic Arts, Inc.†	4,406	357,899
EMC Corp.	23,117	670,162
Emerson Electric Co.	22,504	1,185,511
EOG Resources, Inc.	6,297	557,222
EQT Corp.	4,034	288,431
Equifax, Inc.	2,762	364,308
Equinix, Inc.	1,497	551,869
Equity Residential	4,349	282,120
Estee Lauder Cos., Inc., Class A	5,535	493,888
Eversource Energy	9,632	519,839
Expedia, Inc.	2,598	283,494
Expeditors International of Washington, Inc.	11,730	594,124
Express Scripts Holding Co.†	10,839	787,995
Extra Space Storage, Inc.	3,906	314,628
Facebook, Inc., Class A†	26,433	3,333,730
Fastenal Co.	8,190	353,071
Federal Realty Investment Trust	3,058	486,222
Fidelity National Information Services, Inc.	8,745	693,741
Fifth Third Bancorp	15,741	317,339
First Republic Bank	3,876	298,297
Fiserv, Inc.†	7,981	822,442
FleetCor Technologies, Inc.†	1,246	204,593
Flowserve Corp.	4,021	194,496
FMC Technologies, Inc.†	9,093	256,423
FNF Group	9,250	348,632
Ford Motor Co.#	46,034	580,028
Fortive Corp.	7,695	405,296
Franklin Resources, Inc.	7,712	281,488
Frontier Communications Corp.#	36,790	169,234
Gartner, Inc.†	1,876	170,716
General Growth Properties, Inc.	7,155	208,497
General Mills, Inc.	20,561	1,456,130
Genuine Parts Co.#	3,093	318,022
Gilead Sciences, Inc.	16,851	1,320,781
Hanesbrands, Inc.	9,177	243,558
Hartford Financial Services Group, Inc.	5,857	240,547
Hasbro, Inc.	5,283	431,832
HCA Holdings, Inc.†	3,556	268,656
HCP, Inc.	7,868	309,448
Helmerich & Payne, Inc.#	2,696	163,000
Herc Holdings, Inc.†	544	18,393
Hertz Global Holdings, Inc.†	1,632	80,392
Hess Corp.	6,603	358,543
Hewlett Packard Enterprise Co.	19,643	421,932
Hilton Worldwide Holdings, Inc.	8,005	191,079
HollyFrontier Corp.	7,449	192,780
Hormel Foods Corp.	10,317	394,728
Host Hotels & Resorts, Inc.#	16,843	300,142
HP, Inc.	24,752	355,686
Humana, Inc.	1,960	350,272
Illinois Tool Works, Inc.	2,451	291,301
Illumina, Inc.†	1,489	250,658
Incyte Corp.†	2,512	203,723
Ingredion, Inc.	1,834	251,185
Intel Corp.	67,608	2,426,451
Intercontinental Exchange, Inc.	3,335	940,537
International Business Machines Corp.	12,454	1,978,692

International Flavors & Fragrances, Inc.	4,707	652,296
International Paper Co.	7,172	347,770
Interpublic Group of Cos., Inc.	10,654	246,534
Intuit, Inc.	7,491	834,872
Iron Mountain, Inc.	4,511	173,268
J.M. Smucker Co.	1,985	281,453
JB Hunt Transport Services, Inc.	3,516	279,135
Johnson Controls, Inc.	8,543	374,867
Jones Lang LaSalle, Inc.	2,807	327,717
Juniper Networks, Inc.	8,086	186,625
Kansas City Southern	2,001	193,537
KeyCorp	16,491	207,127
Kimberly-Clark Corp.	15,783	2,021,171
Kinder Morgan, Inc.	22,465	490,860
KLA-Tencor Corp.	9,492	657,416
Kohl’s Corp.	7,846	348,205
Kraft Heinz Co.	7,293	652,651
Kroger Co.	9,558	305,760
L Brands, Inc.	4,771	363,598
Laboratory Corp. of America Holdings†	3,264	446,940
Lam Research Corp.	4,219	393,717
Lear Corp.	2,301	267,583
Level 3 Communications, Inc.†	4,959	246,115
Liberty Interactive Corp. QVC Group, Class A†	15,276	322,782
Liberty SiriusXM Group, Series C†	5,871	195,093
Lincoln National Corp.	4,705	225,981
Linear Technology Corp.	11,040	642,970
LinkedIn Corp., Class A†	1,428	275,247
LKQ Corp.†	10,988	396,557
Loews Corp.	5,566	232,993
Lowe’s Cos., Inc.	9,390	718,898
M&T Bank Corp.	3,811	450,956
Macerich Co.	2,125	174,016
Macy’s, Inc.	6,279	227,174
Marathon Oil Corp.	19,432	291,869
Marathon Petroleum Corp.	6,919	294,127
Markel Corp.†	505	470,211
Marriott International, Inc., Class A#	2,741	195,516
Marsh & McLennan Cos., Inc.	7,787	526,635
Masco Corp.	5,856	207,771
MasterCard, Inc., Class A	14,855	1,435,439
Mattel, Inc.	12,911	427,741
Maxim Integrated Products, Inc.	5,112	208,161
McCormick & Co., Inc.	2,150	219,214
McKesson Corp.	2,986	551,275
Mead Johnson Nutrition Co.	6,619	563,078
Medivation, Inc.†	2,927	235,799
MEDNAX, Inc.†	4,160	273,603
Microchip Technology, Inc.#	7,794	482,527
Micron Technology, Inc.†	15,302	252,330
Microsoft Corp.	105,527	6,063,581
Mid-America Apartment Communities, Inc.	1,694	159,219
Monster Beverage Corp.†	2,028	312,089
Mosaic Co.#	6,964	209,407
Motorola Solutions, Inc.	5,584	429,912
MSCI, Inc.	2,388	215,207
Murphy Oil Corp.#	10,560	282,163
Nasdaq, Inc.	6,716	478,246
National Oilwell Varco, Inc.	13,658	458,089
Navient Corp.	15,252	219,324
NetApp, Inc.	7,429	256,969
Netflix, Inc.†	4,682	456,261
New York Community Bancorp, Inc.	12,075	182,453
Newell Brands, Inc.	7,862	417,315
Newfield Exploration Co.†	4,586	198,849
NiSource, Inc.	13,830	331,090
Noble Energy, Inc.	9,481	326,905
Nordstrom, Inc.#	4,711	237,717
Norfolk Southern Corp.	4,381	411,376
Northern Trust Corp.	5,252	370,739
Nucor Corp.	9,846	477,629
NVIDIA Corp.#	10,317	632,845
O’Reilly Automotive, Inc.†	1,151	322,222
Occidental Petroleum Corp.	6,941	533,416
OGE Energy Corp.	6,618	206,018
Omnicom Group, Inc.	11,877	1,022,966
ONEOK, Inc.	7,889	369,915
Oracle Corp.	40,001	1,648,841
PACCAR, Inc.	4,720	282,445
Palo Alto Networks, Inc.†	1,448	192,830
Parker-Hannifin Corp.	4,152	508,745
Paychex, Inc.	19,483	1,182,034
PayPal Holdings, Inc.†	15,885	590,128
People’s United Financial, Inc.#	22,008	357,630
PepsiCo, Inc.	28,141	3,004,052
Phillips 66	6,407	502,629
Pioneer Natural Resources Co.	1,932	345,925
PNC Financial Services Group, Inc.	10,505	946,500
PPL Corp.	31,005	1,078,354
Priceline Group, Inc.†	616	872,706
Principal Financial Group, Inc.#	9,465	464,448
Procter & Gamble Co.	38,851	3,392,081
Progressive Corp.	24,476	796,939
Prologis, Inc.	6,021	319,775
Prudential Financial, Inc.	8,857	703,069
Public Storage	1,999	447,656
QUALCOMM, Inc.	21,544	1,358,780
Quest Diagnostics, Inc.	6,487	537,253
Quintiles Transnational Holdings, Inc.†	2,810	217,213
Range Resources Corp.	5,909	227,910
Raymond James Financial, Inc.	5,302	308,417
Red Hat, Inc.†	2,648	193,251
Regeneron Pharmaceuticals, Inc.†	1,040	408,252
Regions Financial Corp.	21,191	211,274
Republic Services, Inc.	6,786	342,829
ResMed, Inc.	2,871	191,467
Robert Half International, Inc.	4,872	186,744
Rockwell Automation, Inc.	4,117	477,284
Roper Technologies, Inc.	4,838	858,987
Ross Stores, Inc.	6,969	433,751
S&P Global, Inc.	4,248	524,798
Salesforce.com, Inc.†	8,590	682,218

SBA Communications Corp., Class A†	5,672	647,459
Scripps Networks Interactive, Inc., Class A#	4,556	288,714
Sealed Air Corp.	3,953	186,305
SEI Investments Co.	4,295	198,000
ServiceNow, Inc.†	2,686	195,192
Simon Property Group, Inc.	3,310	713,206
Snap-on, Inc.	2,120	324,975
Southwest Airlines Co.	4,588	169,205
Southwestern Energy Co.†	14,608	203,197
Spectra Energy Corp.	18,192	647,999
Splunk, Inc.†	3,227	187,940
St. Jude Medical, Inc.	6,999	545,362
Stanley Black & Decker, Inc.	3,498	432,877
Starbucks Corp.	23,035	1,295,258
Starwood Hotels & Resorts Worldwide, Inc.	2,526	195,664
Stericycle, Inc.†	2,256	193,971
Stryker Corp.#	4,534	524,402
SunTrust Banks, Inc.	10,302	454,009
Synchrony Financial	10,798	300,508
T. Rowe Price Group, Inc.	6,856	476,766
TD Ameritrade Holding Corp.	8,363	274,850
Tesla Motors, Inc.†#	938	198,865
Texas Instruments, Inc.#	11,801	820,642
Thermo Fisher Scientific, Inc.	8,190	1,246,436
Tiffany & Co.#	3,930	280,484
TJX Cos., Inc.	13,325	1,031,888
Toll Brothers, Inc.†	6,710	208,614
Torchmark Corp.	13,741	888,768
Total System Services, Inc.	7,477	368,242
Tractor Supply Co.	1,874	157,322
TransDigm Group, Inc.†	831	236,993
Travelers Cos., Inc.	9,938	1,179,740
Trimble Navigation, Ltd.†	10,103	276,822
TripAdvisor, Inc.†	2,793	170,373
Twenty-First Century Fox, Inc., Class A	21,097	517,720
Twenty-First Century Fox, Inc., Class B	14,171	352,149
UGI Corp.	5,791	263,375
Ulta Salon Cosmetics & Fragrance, Inc.†	1,451	358,702
Union Pacific Corp.	14,034	1,340,668
United Parcel Service, Inc., Class B	13,351	1,458,196
United Rentals, Inc.†	2,725	224,295
United Therapeutics Corp.†	2,180	266,570
UnitedHealth Group, Inc.	12,277	1,670,286
US Bancorp	30,198	1,333,242
Valero Energy Corp.	4,416	244,426
Valspar Corp.	2,461	259,414
Vantiv, Inc., Class A†	3,592	193,034
Varian Medical Systems, Inc.†	3,147	302,521
Ventas, Inc.	5,335	387,694
VeriSign, Inc.†#	5,122	381,333
Verisk Analytics, Inc.†	6,616	549,459
Vertex Pharmaceuticals, Inc.†	4,679	442,212
VF Corp.	5,769	357,966
Viacom, Inc., Class B	7,902	318,767
Visa, Inc., Class A	27,304	2,208,894
Vornado Realty Trust	3,640	376,048
Voya Financial, Inc.	7,253	212,078
Vulcan Materials Co.	2,163	246,301
Walgreens Boots Alliance, Inc.	10,661	860,449
Walt Disney Co.	21,553	2,035,896
Waters Corp.†	1,325	208,436
WEC Energy Group, Inc.	6,906	413,531
Welltower, Inc.	4,073	312,603
Western Digital Corp.	3,913	182,620
Western Union Co.	11,620	250,062
WestRock Co.	4,699	225,082
Weyerhaeuser Co.	7,956	253,399
Whirlpool Corp.	1,088	194,360
WhiteWave Foods Co.†	4,556	252,539
Whole Foods Market, Inc.	6,926	210,412
WR Berkley Corp.	7,712	457,861
WW Grainger, Inc.#	1,740	401,348
Wyndham Worldwide Corp.	2,547	180,302
Xerox Corp.	22,329	219,941
Yahoo!, Inc.†	12,184	520,866
Yum! Brands, Inc.	5,094	462,077
Zoetis, Inc.	6,582	336,340

		195,858,331

Total Long-Term Investment Securities
(cost $348,251,744)		370,833,841

SHORT-TERM INVESTMENT SECURITIES - 14.7%
Registered Investment Companies - 0.7%

State Street Navigator Securities Lending Prime Portfolio 0.43%(3)(5)	2,879,371	2,879,371

Time Deposits - 2.8%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/01/2016	$11,613,000	11,613,000

U.S. Government Treasuries - 11.2%

United States Treasury Bills
0.18% due 09/22/2016(4)	100,000	99,988
0.20% due 09/22/2016(4)	100,000	99,988
0.22% due 09/22/2016(4)	1,150,000	1,149,864
0.23% due 09/01/2016	15,000,000	15,000,000
0.24% due 09/22/2016(4)	150,000	149,982
0.24% due 09/29/2016	15,000,000	14,996,938
0.26% due 09/01/2016	5,000,000	5,000,000
0.26% due 09/08/2016	10,000,000	9,999,640
0.26% due 09/22/2016(4)	100,000	99,988

		46,596,388

Total Short-Term Investment Securities
(cost $61,088,724)		61,088,759

TOTAL INVESTMENTS
(cost $409,340,468)(6)	104.0%	431,922,600
Liabilities in excess of other assets	(4.0)	(16,437,938)

NET ASSETS	100.0%	$415,484,662

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2016, the aggregate value of these securities was $1,482,968 representing 0.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(2)	Illiquid security. At August 31, 2016, the aggregate value of these securities was $8,435 representing 0.0% of net assets.
(3)	At August 31, 2016, the Fund had loaned securities with a total value of $10,433,655. This was secured by collateral of $2,879,371, which was received in cash and subsequently invested in short-term investments currently valued at $2,879,371 as reported in the Portfolio of Investments. Additional collateral of $7,967,063 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2016
United States Treasury Bills	0.00%	09/08/2016 to 05/25/2017	$635,627
United States Treasury Notes/Bonds	zero coupon to 8.13%	09/15/2016 to 05/15/2046	7,331,436

(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(5)	The rate shown is the 7-day yield as of August 31, 2016.

(6)	See Note 5 for cost of investments on a tax basis.
BR	- Bearer Shares
CVA	- Certification Van Aandelen (Dutch Cert.)
FDR	- Fiduciary Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2016	Unrealized Appreciation (Depreciation)
369	Long	S&P 500 E-Mini Index	September 2016	$39,107,977	$40,027,275	$919,298

Industry Allocation*

U.S. Government Treasuries	11.2%
Real Estate Investment Trusts	3.8
Banks-Commercial	2.8
Time Deposits	2.8
Cosmetics & Toiletries	2.7
Insurance-Life/Health	2.6
Medical-Drugs	2.3
Medical-Biomedical/Gene	2.1
Oil Companies-Exploration & Production	2.1
Applications Software	2.0
Insurance-Multi-line	1.9
Insurance-Property/Casualty	1.9
Web Portals/ISP	1.6
Electronic Components-Semiconductors	1.6
Telephone-Integrated	1.4
Beverages-Non-alcoholic	1.3
Food-Misc./Diversified	1.3
Investment Management/Advisor Services	1.3
Finance-Credit Card	1.2
Insurance-Reinsurance	1.2
Multimedia	1.2
Transport-Rail	1.1
Computer Services	1.1
Auto/Truck Parts & Equipment-Original	1.1
Cable/Satellite TV	1.0
Gas-Distribution	1.0
Chemicals-Diversified	1.0
Commercial Services-Finance	0.9
Banks-Super Regional	0.9
Diagnostic Equipment	0.9
Internet Content-Entertainment	0.9
Commercial Services	0.9
Chemicals-Specialty	0.9
Distribution/Wholesale	0.9
Enterprise Software/Service	0.8
Finance-Other Services	0.8
Consumer Products-Misc.	0.8
Data Processing/Management	0.8
Electric-Integrated	0.7
Transport-Services	0.7
Medical Products	0.7
Registered Investment Companies	0.7
Pipelines	0.7
Networking Products	0.7
Oil-Field Services	0.7
Electronic Components-Misc.	0.7
Electric Products-Misc.	0.7
Real Estate Operations & Development	0.7
Telecom Services	0.7
Real Estate Management/Services	0.6
Semiconductor Components-Integrated Circuits	0.6
Food-Retail	0.6
Medical-HMO	0.6
Machinery-Electrical	0.6
Building & Construction Products-Misc.	0.6
Auto-Cars/Light Trucks	0.5
Diversified Manufacturing Operations	0.5
Semiconductor Equipment	0.5
Oil Refining & Marketing	0.5
Retail-Apparel/Shoe	0.5
Diversified Operations	0.5
Retail-Restaurants	0.4
Advertising Agencies	0.4
Retail-Major Department Stores	0.4
Investment Companies	0.4
Machinery-General Industrial	0.4
Oil Companies-Integrated	0.4
Import/Export	0.4
Electronic Measurement Instruments	0.4
Industrial Gases	0.4
Building-Residential/Commercial	0.4
Hotels/Motels	0.3
Medical-Wholesale Drug Distribution	0.3
Medical Instruments	0.3
Finance-Investment Banker/Broker	0.3
E-Commerce/Services	0.3
Computers-Memory Devices	0.3
Machinery-Farming	0.3
Insurance Brokers	0.3
Airport Development/Maintenance	0.3
Toys	0.3
Water	0.3
Computer Aided Design	0.3
Steel-Producers	0.3
Building Products-Cement	0.3
Machinery-Construction & Mining	0.3
Retail-Discount	0.3
Broadcast Services/Program	0.3
Retail-Auto Parts	0.3
Cellular Telecom	0.3
Finance-Consumer Loans	0.3
Television	0.2
Retail-Building Products	0.2
Metal Processors & Fabrication	0.2
Food-Catering	0.2
Electric-Distribution	0.2
Consulting Services	0.2
Public Thoroughfares	0.2
Medical Labs & Testing Services	0.2
Industrial Automated/Robotic	0.2
Soap & Cleaning Preparation	0.2
Gold Mining	0.2
Retail-Drug Store	0.2
Wireless Equipment	0.2
Medical-Hospitals	0.2
Apparel Manufacturers	0.2
Pharmacy Services	0.2
Electronic Forms	0.2
Computers-Integrated Systems	0.2
Entertainment Software	0.2
E-Commerce/Products	0.2
Tools-Hand Held	0.2
Rubber-Tires	0.2
Satellite Telecom	0.2
Internet Security	0.2
Medical-Generic Drugs	0.2
Office Automation & Equipment	0.2
Optical Supplies	0.2
Oil Field Machinery & Equipment	0.2
Medical Information Systems	0.2
Audio/Video Products	0.2
Containers-Paper/Plastic	0.2
Private Equity	0.2
Electric-Transmission	0.2
Banks-Fiduciary	0.2
Retail-Consumer Electronics	0.2
Retail-Regional Department Stores	0.2
Rental Auto/Equipment	0.2
Office Supplies & Forms	0.2
Resorts/Theme Parks	0.2
Containers-Metal/Glass	0.2
Food-Baking	0.2
Building-Heavy Construction	0.1
Paper & Related Products	0.1
Human Resources	0.1

Retail-Jewelry	0.1
Food-Dairy Products	0.1
Food-Meat Products	0.1
Vitamins & Nutrition Products	0.1
Silver Mining	0.1
Savings & Loans/Thrifts	0.1
Non-Hazardous Waste Disposal	0.1
Telecommunication Equipment	0.1
Publishing-Periodicals	0.1
Transport-Truck	0.1
Auto-Heavy Duty Trucks	0.1
Metal-Diversified	0.1
Diagnostic Kits	0.1
Home Decoration Products	0.1
Diversified Banking Institutions	0.1
Agricultural Operations	0.1
Aerospace/Defense-Equipment	0.1
Non-Ferrous Metals	0.1
Dialysis Centers	0.1
Retail-Perfume & Cosmetics	0.1
Dental Supplies & Equipment	0.1
Computers	0.1
Electronic Security Devices	0.1
Finance-Mortgage Loan/Banker	0.1
Gas-Transportation	0.1
Retail-Catalog Shopping	0.1
Power Converter/Supply Equipment	0.1
Retirement/Aged Care	0.1
Transactional Software	0.1
Security Services	0.1
Food-Confectionery	0.1
Finance-Leasing Companies	0.1
Internet Content-Information/News	0.1
Physicians Practice Management	0.1
Travel Services	0.1
Coatings/Paint	0.1
Metal-Iron	0.1
Aerospace/Defense	0.1
Energy-Alternate Sources	0.1
Retail-Automobile	0.1
Retail-Convenience Store	0.1
Storage/Warehousing	0.1
Decision Support Software	0.1
Finance-Commercial	0.1
Steel-Specialty	0.1
Agricultural Chemicals	0.1
Advertising Services	0.1
Instruments-Scientific	0.1
Building Products-Wood	0.1
Building Products-Air & Heating	0.1
Steel Pipe & Tube	0.1

104.0%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$8,304,457	$—	$0	$8,304,457
Portugal	805,121	—	8,435	813,556
Other Countries	361,715,828	—	—	361,715,828
Short-Term Investment Securities:
Registered Investment Companies	2,879,371	—	—	2,879,371
Other Short-Term Investment Securities	—	58,209,388	—	58,209,388

Total Investments at Value	$373,704,777	$58,209,388	$8,435	$431,922,600

Other Financial Instruments:†
Futures Contracts	$919,298	$—	$—	$919,298

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS - August 31, 2016 (unaudited)

Security Description	Shares/ Principal Amount(5)	Value (Note 1)
COMMON STOCKS - 58.7%
Bermuda - 0.3%

Kunlun Energy Co., Ltd.#	1,460,000	$1,074,643

Cayman Islands - 0.4%

Baidu, Inc. ADR†	9,400	1,608,058

China - 1.8%

China Life Insurance Co., Ltd.	634,000	1,515,215
China Telecom Corp., Ltd.	5,876,000	3,037,397
Sinopharm Group Co., Ltd.	538,000	2,756,734

		7,309,346

France - 5.3%

AXA SA	138,045	2,897,947
BNP Paribas SA	69,910	3,556,329
Cie de Saint-Gobain	64,110	2,811,833
Cie Generale des Etablissements Michelin	23,990	2,550,195
Credit Agricole SA	135,390	1,282,167
Sanofi	39,392	3,034,923
Technip SA	29,310	1,731,793
TOTAL SA	52,880	2,521,609
Zodiac Aerospace	54,960	1,250,625

		21,637,421

Germany - 3.4%

Deutsche Boerse AG (HLDCO123 plc)†(7)	14,300	1,221,842
Deutsche Lufthansa AG	164,150	1,912,492
HeidelbergCement AG	15,850	1,472,204
LANXESS AG	54,890	2,929,103
Merck KGaA	30,220	3,180,098
METRO AG	41,850	1,241,730
Siemens AG ADR	15,830	1,892,872

		13,850,341

Ireland - 2.5%

Allergan PLC†	16,175	3,793,684
CRH PLC	115,131	3,897,635
Medtronic PLC	27,730	2,413,342

		10,104,661

Israel - 0.9%

Teva Pharmaceutical Industries, Ltd. ADR	76,651	3,862,444

Italy - 1.1%

Eni SpA	209,779	3,168,333
UniCredit SpA#	536,120	1,379,023

		4,547,356

Japan - 5.0%

IHI Corp.#	479,000	1,462,949
Inpex Corp.	151,400	1,314,626
Konica Minolta, Inc.	338,200	3,046,464
Nissan Motor Co., Ltd.	361,300	3,544,382
Omron Corp.#	76,000	2,578,263
SoftBank Group Corp.#	52,100	3,401,997
Suntory Beverage & Food, Ltd.	61,200	2,428,125
Toshiba Corp.†#	405,000	1,280,781
Toyota Motor Corp. ADR#	12,454	1,502,326

		20,559,913

Jersey - 0.8%

Glencore PLC	698,830	1,597,201
Petrofac, Ltd.	145,720	1,591,093

		3,188,294

Luxembourg - 0.5%

Subsea 7 SA†#	194,590	2,115,731

Netherlands - 1.5%

Akzo Nobel NV	41,870	2,829,322
ING Groep NV	153,781	1,924,623
QIAGEN NV†	60,672	1,606,643

		6,360,588

Norway - 0.7%

Telenor ASA	162,472	2,836,960

Portugal - 0.5%

Galp Energia SGPS SA	157,760	2,292,934

Singapore - 0.7%

DBS Group Holdings, Ltd.	109,995	1,210,191
Singapore Telecommunications, Ltd.	515,100	1,531,179

		2,741,370

South Korea - 2.8%

Hana Financial Group, Inc.	63,469	1,667,840
Hyundai Mobis Co., Ltd.	7,673	1,792,661
KB Financial Group, Inc. ADR#	35,718	1,240,843
Samsung Electronics Co., Ltd.	4,687	6,809,812

		11,511,156

Spain - 0.6%

Telefonica SA ADR	251,485	2,529,939

Sweden - 0.4%

Getinge AB, Class B	94,800	1,849,346

Switzerland - 2.2%

ABB, Ltd.	112,050	2,427,722
Chubb, Ltd.	10,037	1,273,997
Novartis AG	14,950	1,176,483
Roche Holding AG	11,250	2,742,870
UBS Group AG	96,770	1,399,084

		9,020,156

Taiwan - 0.4%

Taiwan Semiconductor Manufacturing Co., Ltd.	293,914	1,630,257

Thailand - 0.5%

Bangkok Bank PCL NVDR	417,900	2,046,310

United Kingdom - 7.5%

Aviva PLC	241,340	1,357,666
BAE Systems PLC	338,479	2,393,490
Barclays PLC	1,045,720	2,365,314
BP PLC	875,875	4,921,512
GlaxoSmithKline PLC	115,966	2,495,880
HSBC Holdings PLC	521,183	3,863,078
Kingfisher PLC	278,980	1,359,497
Royal Dutch Shell PLC, Class B	161,776	4,125,508
Sky PLC	223,940	2,496,626
Standard Chartered PLC†	254,235	2,143,307
Vodafone Group PLC ADR#	108,276	3,318,659

		30,840,537

United States - 18.9%

Allegheny Technologies, Inc.#	97,860	1,669,492

Alphabet, Inc., Class A†		5,000	3,949,250
Amgen, Inc.		24,670	4,195,380
Apache Corp.		33,020	1,641,094
Apple, Inc.		40,630	4,310,843
Applied Materials, Inc.		46,540	1,388,754
Baker Hughes, Inc.		24,550	1,206,141
Capital One Financial Corp.		46,540	3,332,264
Celgene Corp.†		12,350	1,318,239
Chevron Corp.		12,520	1,259,262
Cisco Systems, Inc.		32,620	1,025,573
Citigroup, Inc.		91,400	4,363,436
Comcast Corp., Class A		65,925	4,302,265
ConocoPhillips		48,360	1,985,178
Devon Energy Corp.		20,980	909,063
Eastman Chemical Co.		17,790	1,207,763
General Motors Co.		39,580	1,263,394
Gilead Sciences, Inc.		43,920	3,442,450
Halliburton Co.		28,360	1,219,764
Ionis Pharmaceuticals, Inc.†#		33,190	984,083
JPMorgan Chase & Co.		79,710	5,380,425
Knowles Corp.†#		124,030	1,724,017
Microsoft Corp.		106,894	6,142,129
Morgan Stanley		86,680	2,778,961
News Corp., Class A		98,523	1,385,233
Oracle Corp.		94,510	3,895,702
Pfizer, Inc.		39,859	1,387,093
Rockwell Collins, Inc.		14,730	1,232,754
Stanley Black & Decker, Inc.		20,190	2,498,512
Twenty-First Century Fox, Inc., Class A		70,157	1,721,653
Voya Financial, Inc.		66,640	1,948,554
Walgreens Boots Alliance, Inc.		32,770	2,644,867

			77,713,588

Total Common Stocks
(cost $226,007,017)			241,231,349

FOREIGN GOVERNMENT OBLIGATIONS - 27.2%
Brazil - 5.9%

Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 08/15/2018(1)	BRL	4,859,897	1,501,165
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 05/15/2045(1)	BRL	13,906,332	4,451,322
Brazil Notas do Tesouro Nacional Series F Senior Notes 10.00% due 01/01/2017	BRL	5,545,000	1,724,762
Brazil Notas do Tesouro Nacional Series F Notes 10.00% due 01/01/2021	BRL	3,540,000	1,043,865
Brazil Notas do Tesouro Nacional Series F Notes 10.00% due 01/01/2023	BRL	60,000	17,328
Brazil Notas do Tesouro Nacional Series F Notes 10.00% due 01/01/2025	BRL	30,970,000	8,808,650
Brazil Notas do Tesouro Nacional Series F Notes 10.00% due 01/01/2027	BRL	24,590,000	6,840,615

			24,387,707

Colombia - 1.0%

Colombian Titulos De Tesoreria Bonds 6.00% due 04/28/2028	COP	1,722,000,000	512,660
Colombian Titulos De Tesoreria Bonds 7.50% due 08/26/2026	COP	4,302,000,000	1,451,289
Colombian Titulos De Tesoreria Bonds 7.75% due 09/18/2030	COP	5,956,000,000	2,037,153
Republic of Colombia Senior Notes 4.38% due 03/21/2023	COP	64,000,000	19,055
Republic of Colombia Senior Notes 7.75% due 04/14/2021	COP	329,000,000	115,972

			4,136,129

Indonesia - 4.2%

Republic of Indonesia Senior Notes 5.63% due 05/15/2023	IDR	87,000,000	6,053
Republic of Indonesia Senior Notes 7.00% due 05/15/2022	IDR	294,000,000	22,154
Republic of Indonesia Senior Notes 7.88% due 04/15/2019	IDR	347,000,000	26,892
Republic of Indonesia Senior Notes 8.25% due 07/15/2021	IDR	4,525,000,000	361,250
Republic of Indonesia Senior Notes 8.38% due 03/15/2024	IDR	122,146,000,000	9,843,503
Republic of Indonesia Senior Notes 8.38% due 09/15/2026	IDR	2,628,000,000	215,046
Republic of Indonesia Senior Notes 8.38% due 03/15/2034	IDR	8,380,000,000	682,908
Republic of Indonesia Senior Bonds 9.00% due 09/15/2018	IDR	2,780,000,000	217,030

Republic of Indonesia Senior Notes 9.00% due 03/15/2029	IDR	1,124,000,000	95,453
Republic of Indonesia Senior Bonds 10.25% due 07/15/2022	IDR	116,000,000	9,999
Republic of Indonesia Senior Bonds 11.00% due 11/15/2020	IDR	13,282,000,000	1,151,574
Republic of Indonesia Senior Bonds 11.50% due 09/15/2019	IDR	44,962,000,000	3,807,263
Republic of Indonesia Senior Bonds 12.80% due 06/15/2021	IDR	7,078,000,000	655,802
Republic of Indonesia Senior Bonds 12.90% due 06/15/2022	IDR	229,000,000	21,885

			17,116,812

Malaysia - 1.4%

Government of Malaysia Senior Notes 3.26% due 03/01/2018	MYR	6,706,000	1,671,309
Government of Malaysia Senior Notes 3.31% due 10/31/2017	MYR	2,040,000	507,536
Government of Malaysia Senior Notes 3.39% due 03/15/2017	MYR	7,020,000	1,740,787
Government of Malaysia Senior Bonds 3.81% due 02/15/2017	MYR	4,465,000	1,107,452
Government of Malaysia Senior Notes 4.01% due 09/15/2017	MYR	987,000	247,005
Government of Malaysia Senior Bonds 4.24% due 02/07/2018	MYR	2,703,000	682,486

			5,956,575

Mexico - 4.1%

United Mexican States Bonds 2.50% due 12/10/2020(1)	MXN	2,272,108	121,505
United Mexican States Bonds 3.50% due 12/14/2017(1)	MXN	4,359,403	237,743
United Mexican States Bonds 4.00% due 06/13/2019(1)	MXN	2,913,517	162,766
United Mexican States Bonds 4.75% due 06/14/2018	MXN	49,890,000	2,633,388
United Mexican States Bonds 5.00% due 06/15/2017	MXN	102,220,000	5,451,275
United Mexican States Senior Bonds 7.25% due 12/15/2016	MXN	136,906,000	7,337,008
United Mexican States Bonds 7.75% due 12/14/2017	MXN	19,000,000	1,049,363

			16,993,048

Philippines - 1.3%

Republic of the Philippines Senior Notes 2.13% due 05/23/2018	PHP	107,085,000	2,292,968
Republic of the Philippines Senior Notes 2.88% due 05/22/2017	PHP	9,510,000	205,081
Republic of the Philippines Senior Notes 3.38% due 08/20/2020	PHP	3,200,000	70,401
Republic of the Philippines Senior Notes 3.88% due 11/22/2019	PHP	121,440,000	2,696,101
Republic of the Philippines Senior Notes 5.00% due 08/18/2018	PHP	2,700,000	60,931
Republic of the Philippines Senior Notes 5.88% due 01/31/2018	PHP	5,150,000	115,525

			5,441,007

Poland - 0.9%

Republic of Poland FRS Bonds 1.79% due 01/25/2017	PLN	1,357,000	347,553
Republic of Poland FRS Bonds 1.79% due 01/25/2021	PLN	1,376,000	347,666
Republic of Poland Bonds 4.75% due 10/25/2016	PLN	10,925,000	2,808,435
Republic of Poland Bonds 4.75% due 04/25/2017	PLN	30,000	7,833

			3,511,487

Portugal - 0.6%

Republic of Portugal Obrigacoes Do Tesouro Senior Notes 3.88% due 02/15/2030*(2)	EUR	2,140,000	2,493,808
Republic of Portugal Obrigacoes Do Tesouro Senior Notes 4.95% due 10/25/2023*(2)	EUR	15,000	19,212
Republic of Portugal Obrigacoes Do Tesouro Senior Notes 5.65% due 02/15/2024*(2)	EUR	37,400	49,549

			2,562,569

Serbia -0.1%

Republic of Serbia Senior Notes 5.25% due 11/21/2017*		270,000	279,009

South Korea -6.1%

Bank of Korea Senior Notes 1.25% due 08/02/2018	KRW	527,000,000	472,088
Bank of Korea Senior Notes 1.56% due 10/02/2017	KRW	3,146,300,000	2,828,992
Bank of Korea Senior Notes 1.57% due 01/09/2017	KRW	60,100,000	53,954
Bank of Korea Senior Notes 1.61% due 11/09/2016	KRW	995,700,000	893,465
Bank of Korea Senior Notes 1.70% due 08/02/2017	KRW	617,100,000	555,366
Republic of South Korea Senior Notes 1.38% due 09/10/2021	KRW	145,100,000	130,281
Republic of South Korea Senior Notes 1.50% due 06/10/2019	KRW	9,028,000,000	8,139,119
Republic of South Korea Senior Notes 1.75% due 12/10/2018	KRW	1,386,600,000	1,255,656
Republic of South Korea Senior Notes 2.00% due 12/10/2017	KRW	2,294,600,000	2,075,349
Republic of South Korea Senior Notes 2.00% due 03/10/2021	KRW	7,844,590,000	7,234,865
Republic of South Korea Senior Notes 3.00% due 12/10/2016	KRW	1,545,600,000	1,392,498

			25,031,633

Ukraine - 1.6%

Government of Ukraine VRS Senior Bonds zero coupon due 05/31/2040*		1,520,000	488,376
Government of Ukraine Senior Notes 7.75% due 09/01/2019*		138,000	137,144
Government of Ukraine Senior Notes 7.75% due 09/01/2020#*		925,000	913,123
Government of Ukraine Senior Notes 7.75% due 09/01/2021*		859,000	842,937
Government of Ukraine Senior Notes 7.75% due 09/01/2022*		859,000	835,378
Government of Ukraine Senior Notes 7.75% due 09/01/2023*		859,000	836,451
Government of Ukraine Senior Notes 7.75% due 09/01/2024*		633,000	613,250
Government of Ukraine Senior Notes 7.75% due 09/01/2025*		633,000	609,389
Government of Ukraine Senior Bonds 7.75% due 09/01/2026*		633,000	607,870
Government of Ukraine Senior Bonds 7.75% due 09/01/2027*		633,000	604,515

			6,488,433

Total Foreign Government Obligations
(cost $115,150,038)			111,904,409

Total Long-Term Investment Securities
(cost $341,157,055)			353,135,758

SHORT-TERM INVESTMENT SECURITIES - 17.7%
Foreign Government Obligations -4.9%

Bank Negara Malaysia Monetary Notes
2.06% due 04/20/2017	MYR	1,070,000	259,791
2.10% due 04/20/2017	MYR	8,470,000	2,056,480
2.54% due 07/20/2017	MYR	13,320,000	3,214,066
3.05% due 10/11/2016	MYR	1,420,000	349,232
3.05% due 10/18/2016	MYR	1,060,000	260,565

			6,140,134

Government of Malaysia
2.35% due 08/11/2017	MYR	500,000	120,472
2.50% due 01/20/2017	MYR	170,000	41,528
2.70% due 01/20/2017	MYR	220,000	53,742

			215,742

Republic of the Philippines
1.15% due 02/08/2017	PHP	4,690,000	100,099
1.20% due 09/14/2016	PHP	3,170,000	67,999
1.31% due 11/02/2016	PHP	3,320,000	71,105
1.32% due 03/15/2017	PHP	6,350,000	135,323
1.36% due 02/22/2017	PHP	9,450,000	201,558
1.37% due 01/18/2017	PHP	25,910,000	553,471
1.47% due 05/03/2017	PHP	3,580,000	76,117
1.53% due 12/07/2016	PHP	4,350,000	93,073

			1,298,745

United Mexican States
3.42% due 10/13/2016	MXN	129,700	6,861
3.49% due 12/08/2016	MXN	5,606,200	294,520
3.51% due 10/13/2016	MXN	198,000	10,475
3.53% due 12/08/2016	MXN	1,568,500	82,401
3.55% due 12/08/2016	MXN	14,279,700	750,180
3.56% due 10/13/2016	MXN	1,568,500	82,976
3.61% due 10/13/2016	MXN	7,289,400	385,620
3.87% due 10/27/2016	MXN	8,385,900	442,891
3.89% due 10/13/2016	MXN	4,513,000	238,744
3.90% due 11/10/2016	MXN	1,557,600	82,112
3.93% due 09/29/2016	MXN	6,384,900	338,334

4.00% due 10/13/2016	MXN	2,870,000	151,827
4.01% due 09/01/2016	MXN	2,022,400	107,536
4.02% due 09/01/2016	MXN	15,910,500	846,004
4.03% due 12/08/2016	MXN	4,305,000	226,161
4.03% due 02/02/2017	MXN	2,076,800	108,289
4.03% due 03/30/2017	MXN	4,955,300	256,541
4.05% due 09/15/2016	MXN	2,102,200	111,582
4.06% due 03/30/2017	MXN	1,038,400	53,759
4.07% due 03/30/2017	MXN	1,557,600	80,639
4.08% due 02/02/2017	MXN	6,284,800	327,703
4.11% due 10/13/2016	MXN	12,311,500	651,297
4.11% due 02/02/2017	MXN	9,302,200	485,037
4.12% due 09/29/2016	MXN	2,102,200	111,395
4.13% due 10/13/2016	MXN	3,153,400	166,820
4.13% due 12/08/2016	MXN	4,257,300	223,656
4.14% due 12/08/2016	MXN	3,193,000	167,743
4.15% due 10/27/2016	MXN	4,204,500	222,055
4.19% due 11/24/2016	MXN	3,153,400	165,951
4.20% due 11/10/2016	MXN	2,102,200	110,822
4.21% due 02/02/2017	MXN	2,486,700	129,662
4.22% due 11/24/2016	MXN	3,153,400	165,951
4.28% due 03/30/2017	MXN	3,730,000	193,106
4.30% due 12/08/2016	MXN	3,153,300	165,657
4.31% due 09/29/2016	MXN	2,523,600	133,725
4.32% due 10/13/2016	MXN	1,261,800	66,751
4.32% due 02/02/2017	MXN	2,102,200	109,613
4.36% due 03/02/2017	MXN	23,675,700	1,230,197
4.43% due 05/25/2017	MXN	10,511,100	540,124
4.44% due 11/24/2016	MXN	2,859,800	150,500
4.48% due 12/08/2016	MXN	2,859,900	150,244
4.49% due 12/22/2016	MXN	3,813,200	199,959
4.51% due 12/08/2016	MXN	1,261,800	66,288
4.53% due 05/25/2017	MXN	15,028,100	772,235
4.57% due 03/30/2017	MXN	2,859,900	148,060
4.59% due 03/30/2017	MXN	3,154,500	163,312
4.70% due 05/25/2017	MXN	6,673,100	342,904
4.73% due 05/25/2017	MXN	5,362,700	275,568

			12,293,787

Total Foreign Government Obligations
(cost $20,268,370)			19,948,408

Registered Investment Companies - 4.3%

State Street Navigator Securities Lending Prime Portfolio 0.43%(3)(4) (cost $17,753,000)		$ 17,753,000	17,753,000

Time Deposits - 2.9%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/01/2016 (cost $11,847,000)		11,847,000	11,847,000

U.S. Government Agencies - 5.6%

Federal Home Loan Bank Disc. Notes 0.05% due 09/01/2016		6,875,000	6,875,000
0.12% due 09/01/2016		9,825,000	9,825,000
Federal Home Loan Mtg. Corp. 0.20% due 09/01/2016 (cost $22,900,000)		6,200,000	6,200,000

			22,900,000

Total Short-Term Investment Securities
(cost $72,768,370)			72,448,408

TOTAL INVESTMENTS
(cost $413,925,425)(6)		103.6%	425,584,166
Liabilities in excess of other assets		(3.6)	(14,739,330)

NET ASSETS		100.0%	$410,844,836

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2016, the aggregate value of these securities was $9,330,011 representing 2.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Principal amount of security is adjusted for inflation.
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2016, the Fund held the following restricted securities:

	Acquisition	Principal		Acquisition		Value	% of
Description	Date	Amount		Cost	Value	Per Share	Net Assets
Foreign Government Obligations
Republic of Portugal Obrigacoes Do Tesouro 3.88% due 02/15/2030	09/03/2014	EUR	2,140,000	$2,798,653	$2,493,808	$1.17	0.61%
Republic of Portugal Obrigacoes Do Tesouro 4.95% due 10/25/2023	07/11/2014	EUR	15,000	22,879	19,212	1.28	0.00
Republic of Portugal Obrigacoes Do Tesouro 5.65% due 02/15/2024	07/11/2014	EUR	37,400	58,880	49,549	1.32	0.01

					$2,562,569		0.62%

(3)	At August 31, 2016, the Fund had loaned securities with a total value of $17,696,048. This was secured by collateral of $17,753,000, which was received in cash and subsequently invested in short-term investments currently valued at $17,753,000 as reported in the Portfolio of Investments. Additional collateral of $753,591 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2016
United States Treasury Bills	0.00%	09/08/2016 to 06/22/2017	$106,178
United States Treasury Notes/Bonds	0.13% to 8.00%	10/31/2016 to 11/15/2045	647,413

(4)	The rate shown is the 7-day yield as of August 31, 2016.
(5)	Denominated in United States Dollar unless otherwise indicated.
(6)	See Note 5 for cost of investments on a tax basis.
(7)	Illiquid Security. At August 31, 2016, the aggregate value of these securities was $1,221,842 representing 0.3% of net assets.

ADR - American Depositary Receipt

BRL - Brazilian Real

COP - Columbian Peso

EUR - Euro

IDR - Indonesian Rupiah

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NVDR - Non-Voting Depositary Receipt

PHP - Philippine Peso

PLN - Polish Zloty

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at August 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	1,007,000	USD	1,120,116	09/12/2016	$—	$(3,570)
	EUR	1,662,700	USD	1,878,169	09/29/2016	21,343	—
	EUR	2,596,700	USD	2,865,484	10/31/2016	—	(38,319)
	EUR	214,240	USD	242,237	11/28/2016	2,370	—

						23,713	(41,889)

Barclays Investment, Inc.	EUR	226,932	USD	254,891	09/06/2016	1,725	—
	EUR	312,194	USD	353,958	09/22/2016	5,427	—
	EUR	2,317,000	USD	2,582,656	10/19/2016	—	(7,070)
	EUR	391,113	USD	435,416	10/27/2016	—	(1,879)
	EUR	188,102	USD	209,424	11/01/2016	—	(933)
	EUR	226,932	USD	255,557	11/04/2016	1,743	—
	EUR	709,208	USD	788,976	11/14/2016	—	(4,585)
	EUR	130,161	USD	145,722	11/15/2016	73	—
	EUR	72,605	USD	82,564	11/25/2016	1,284	—
	EUR	664,629	USD	728,590	01/27/2017	—	(17,704)
	EUR	453,000	USD	513,306	02/08/2017	4,346	—
	EUR	1,629,000	USD	1,866,671	02/13/2017	35,992	—
	JPY	40,123,600	USD	355,457	09/09/2016	—	(32,410)
	JPY	24,850,000	USD	205,729	09/20/2016	—	(34,628)
	JPY	39,800,000	USD	335,003	10/13/2016	—	(50,366)
	JPY	557,000,000	USD	5,166,137	11/07/2016	—	(232,504)
	JPY	39,140,000	USD	384,686	01/13/2017	4,111	—
	JPY	116,230,000	USD	1,007,847	02/09/2017	—	(123,866)
	JPY	22,560,000	USD	204,034	02/27/2017	—	(15,832)
	JPY	45,070,000	USD	444,490	02/28/2017	5,225	—
	USD	304,708	CLP	200,300,000	10/24/2016	—	(11,680)

						59,926	(533,457)

Citibank N.A.	AUD	1,355,000	USD	976,115	09/14/2016	—	(41,935)
	AUD	638,000	USD	461,848	11/21/2016	—	(16,710)
	AUD	1,364,000	USD	1,006,796	12/14/2016	—	(15,815)
	EUR	795,744	USD	906,432	09/09/2016	18,604	—
	EUR	89,576	USD	101,127	09/15/2016	1,157	—
	EUR	291,881	USD	329,630	09/29/2016	3,671	—
	EUR	685,000	USD	771,118	11/04/2016	4,975	—
	EUR	419,900	USD	469,763	11/08/2016	42	—
	EUR	124,811	USD	138,872	11/10/2016	—	(760)
	EUR	1,111,160	USD	1,246,033	11/15/2016	2,658	—
	JPY	79,600,000	USD	749,858	12/12/2016	—	(22,865)
	JPY	80,345,200	USD	800,809	02/08/2017	18,541	—
	JPY	90,060,000	USD	817,316	02/16/2017	—	(59,898)
	JPY	32,100,000	USD	304,081	06/08/2017	—	(10,384)
	JPY	38,770,000	USD	377,737	06/20/2017	—	(2,308)
	JPY	72,889,000	USD	698,104	07/25/2017	—	(17,700)
	KRW	1,048,000,000	USD	864,901	09/19/2016	—	(74,934)
	KRW	1,051,000,000	USD	899,021	11/14/2016	—	(43,352)
	KRW	721,000,000	USD	616,187	11/16/2016	—	(30,292)
	KRW	2,989,000,000	USD	2,527,482	11/21/2016	—	(152,559)
	KRW	786,000,000	USD	668,822	12/15/2016	—	(35,985)
	USD	137,634	INR	9,291,000	09/14/2016	815	—

						50,463	(525,497)

Deutsche Bank AG	CLP	229,429,000	USD	339,819	09/02/2016	2,768	—
	EUR	120,000	USD	136,147	09/26/2016	2,155	—
	EUR	7,050,000	USD	7,962,975	09/29/2016	89,864	—
	EUR	80,784	USD	91,404	09/30/2016	1,184	—
	EUR	630,927	USD	715,471	10/11/2016	10,516	—
	EUR	2,960,031	MYR	14,333,653	10/17/2016	217,708	—
	EUR	1,119,531	USD	1,235,585	10/31/2016	—	(16,349)
	EUR	133,071	USD	149,165	11/15/2016	260	—
	EUR	746,000	USD	809,597	11/18/2016	—	(25,277)
	EUR	137,755	USD	155,943	11/21/2016	1,757	—
	EUR	122,735	USD	132,561	11/28/2016	—	(4,855)
	EUR	2,501,000	USD	2,762,905	01/19/2017	—	(44,303)
	EUR	376,569	MYR	1,683,000	01/23/2017	—	(10,535)
	EUR	133,000	USD	146,885	01/23/2017	—	(2,428)
	EUR	484,116	MYR	2,164,000	01/27/2017	—	(13,648)
	EUR	1,190,000	USD	1,312,951	02/03/2017	—	(23,725)
	EUR	331,054	MYR	1,491,000	07/20/2017	—	(12,013)
	JPY	39,300,000	USD	330,892	10/13/2016	—	(49,636)
	JPY	686,286,000	USD	5,651,375	11/18/2016	—	(1,003,453)
	JPY	23,100,000	USD	218,341	12/13/2016	—	(5,916)

	JPY	58,120,000	USD	503,530	01/23/2017	—	(61,884)
	JPY	762,755,000	USD	7,116,646	05/16/2017	—	(346,775)
	JPY	43,140,000	USD	413,072	06/19/2017	—	(9,788)
	JPY	43,210,000	USD	419,841	06/22/2017	—	(3,772)
	KRW	920,000,000	USD	782,040	11/23/2016	—	(42,861)
	KRW	920,000,000	USD	782,459	12/20/2016	—	(42,534)
	USD	330,080	CLP	229,429,000	09/02/2016	6,972	—
	USD	266,701	CLP	181,130,000	09/12/2016	—	(832)
	USD	80,435	INR	5,431,000	09/14/2016	494	—
	USD	24,856	CLP	17,290,000	09/20/2016	506	—
	USD	26,861	CLP	17,720,000	09/22/2016	—	(872)
	USD	57,279	CLP	39,428,000	09/30/2016	511	—
	USD	396,034	CLP	267,514,000	10/03/2016	—	(4,028)
	USD	96,308	CLP	64,045,000	10/18/2016	—	(2,570)
	USD	965,103	INR	65,614,000	10/20/2016	6,686	—
	USD	45,478	CLP	29,952,000	10/25/2016	—	(1,664)
	USD	155,871	INR	10,622,000	10/25/2016	1,317	—
	USD	428,643	INR	29,224,000	10/27/2016	3,681	—
	USD	40,175	CLP	26,660,000	10/28/2016	—	(1,185)
	USD	556,408	INR	37,942,150	10/28/2016	4,793	—
	USD	324,344	CLP	215,235,000	11/08/2016	—	(9,867)
	USD	578,701	INR	39,235,750	11/08/2016	583	—
	USD	78,382	INR	5,308,000	11/10/2016	—	(39)
	USD	465,099	INR	31,543,000	11/16/2016	—	(1)
	USD	277,381	CLP	181,130,000	11/17/2016	—	(12,959)
	USD	49,385	CLP	33,298,000	11/25/2016	—	(812)

						351,755	(1,754,581)

Goldman Sachs International	EUR	316,000	USD	346,775	01/27/2017	—	(8,053)
	EUR	849,000	USD	968,174	02/16/2017	13,923	—
	JPY	11,563,000	USD	98,697	01/10/2017	—	(13,717)
	JPY	45,170,000	USD	406,158	02/16/2017	—	(33,813)
	KRW	2,075,000,000	USD	1,734,805	09/07/2016	—	(126,122)
	KRW	2,075,000,000	USD	1,864,079	12/07/2016	3,529	—
	USD	1,866,007	KRW	2,075,000,000	09/07/2016	—	(5,080)

						17,452	(186,785)

HSBC Bank PLC	EUR	686,000	USD	771,338	09/06/2016	6,034	—
	EUR	372,921	USD	424,793	09/09/2016	8,717	—
	EUR	1,696,257	KRW	2,228,406,400	09/30/2016	103,942	—
	EUR	1,286,393	MYR	5,686,371	10/17/2016	—	(38,923)
	EUR	1,058,658	USD	1,184,522	11/08/2016	254	—
	EUR	235,000	USD	264,431	02/10/2017	376	—
	JPY	78,700,000	USD	662,263	10/11/2016	—	(99,700)
	JPY	48,100,000	USD	449,953	12/09/2016	—	(16,910)
	JPY	69,900,000	USD	660,057	12/13/2016	—	(18,537)
	JPY	43,210,000	USD	410,507	12/16/2016	—	(9,042)
	JPY	67,990,000	USD	603,470	02/16/2017	—	(58,774)
	JPY	521,435,000	USD	5,049,973	07/31/2017	—	(72,365)
	KRW	1,485,000,000	USD	1,216,415	09/19/2016	—	(115,316)
	KRW	1,658,000,000	USD	1,425,194	09/26/2016	—	(61,644)
	KRW	1,666,000,000	USD	1,421,623	09/28/2016	—	(72,379)
	KRW	2,552,000,000	USD	2,204,085	10/18/2016	—	(84,297)
	KRW	2,644,000,000	USD	2,294,803	11/02/2016	—	(75,966)
	KRW	2,045,000,000	USD	1,743,170	11/17/2016	—	(90,458)
	KRW	1,128,000,000	USD	961,022	11/18/2016	—	(50,386)
	KRW	1,665,000,000	USD	1,396,812	11/25/2016	—	(96,075)
	KRW	2,011,000,000	USD	1,697,046	12/02/2016	—	(106,056)
	KRW	2,214,000,000	USD	1,942,361	04/25/2017	—	(44,420)
	KRW	617,000,000	USD	538,418	04/26/2017	—	(15,263)
	USD	572,429	INR	39,026,000	10/28/2016	4,804	—
	USD	311,159	INR	21,106,500	11/07/2016	512	—
	USD	796,252	INR	53,896,000	11/16/2016	—	(1,562)
	USD	805,907	MXN	14,850,450	03/10/2017	—	(30,618)

						124,639	(1,158,691)

JPMorgan Chase & Co.	AUD	1,740,000	USD	1,319,268	10/31/2016	13,472	—
	AUD	4,807,000	USD	3,515,840	11/16/2016	—	(90,264)
	AUD	1,371,000	USD	975,712	12/12/2016	—	(52,189)
	AUD	2,023,000	USD	1,492,802	12/13/2016	—	(23,902)
	AUD	682,000	USD	488,230	12/14/2016	—	(23,075)
	AUD	5,929,000	USD	4,359,001	03/20/2017	—	(77,418)
	EUR	686,000	USD	763,717	11/01/2016	—	(3,446)
	EUR	2,453,899	MYR	11,097,756	11/08/2016	—	(18,138)
	EUR	2,711,072	USD	3,035,994	11/15/2016	2,337	—
	EUR	2,174,000	USD	2,472,403	11/25/2016	38,672	—
	EUR	2,513,562	MYR	11,153,000	01/19/2017	—	(89,151)
	EUR	2,153,000	USD	2,384,458	01/19/2017	—	(32,142)
	EUR	482,014	MYR	2,164,000	01/23/2017	—	(11,099)

	EUR	375,660	USD	414,590	01/23/2017	—	(7,146)
	INR	8,121,000	USD	121,055	09/06/2016	—	(125)
	JPY	577,091,720	USD	4,880,000	09/26/2016	—	(703,533)
	JPY	52,770,000	USD	449,340	10/19/2016	—	(61,734)
	JPY	56,320,000	USD	462,090	11/14/2016	—	(83,945)
	JPY	64,760,000	USD	611,269	12/13/2016	—	(17,425)
	JPY	52,770,000	USD	455,804	01/19/2017	—	(57,459)
	JPY	112,000,000	USD	1,062,528	01/25/2017	—	(27,163)
	JPY	116,200,000	USD	1,004,048	02/08/2017	—	(127,315)
	JPY	116,480,000	USD	1,007,578	02/09/2017	—	(126,570)
	JPY	158,172,000	USD	1,492,164	02/16/2017	—	(48,483)
	JPY	99,670,000	USD	930,917	04/20/2017	—	(43,037)
	JPY	27,300,000	USD	261,736	06/16/2017	—	(5,818)
	JPY	25,450,000	USD	248,729	07/14/2017	—	(1,058)
	USD	118,210	INR	8,121,000	09/06/2016	2,971	—
	USD	173,358	CLP	118,700,000	09/13/2016	860	—
	USD	288,971	INR	19,581,000	10/18/2016	1,134	—
	USD	73,836	CLP	48,385,000	10/25/2016	—	(3,057)
	USD	238,742	INR	16,267,000	10/28/2016	1,863	—
	USD	120,108	INR	8,121,000	11/09/2016	—	(228)
	USD	241,154	CLP	159,825,000	11/22/2016	—	(7,944)
	USD	2,086,585	INR	141,152,250	11/23/2016	—	(7,691)
	USD	119,717	INR	8,121,000	11/30/2016	—	(247)

						61,309	(1,750,802)

Morgan Stanley and Co. Inc.	CLP	65,057,500	USD	96,026	09/06/2016	484	—
	EUR	138,000	USD	154,160	09/16/2016	141	—
	EUR	118,000	USD	127,323	11/25/2016	—	(4,774)
	USD	58,417	CLP	38,660,000	09/02/2016	—	(1,622)
	USD	95,192	CLP	65,057,500	09/06/2016	349	—
	USD	380,796	CLP	250,640,000	09/20/2016	—	(13,133)
	USD	95,793	CLP	65,057,500	10/03/2016	—	(460)
	USD	83,460	CLP	56,037,500	10/11/2016	—	(1,396)
	USD	58,692	CLP	39,179,000	10/28/2016	—	(1,394)
	USD	84,564	CLP	56,036,000	11/07/2016	—	(2,682)
	USD	600,470	CLP	392,455,000	11/14/2016	—	(27,382)
	USD	99,785	CLP	65,045,000	11/16/2016	—	(4,820)

						974	(57,663)

Standard Chartered Bank	EUR	195,111	USD	222,243	09/09/2016	4,554	—
	EUR	1,333,312	USD	1,507,779	11/28/2016	14,980	—
	EUR	686,000	USD	777,276	11/30/2016	9,152	—
	EUR	3,447,257	USD	3,792,672	01/13/2017	—	(75,514)
	EUR	1,210,000	USD	1,378,710	02/16/2017	18,706	—
	JPY	116,210,000	USD	1,006,304	02/08/2017	—	(125,156)

						47,392	(200,670)

UBS AG	EUR	974,000	USD	1,102,368	11/21/2016	12,191	—
	EUR	54,521	USD	61,936	11/23/2016	906	—

						13,097	—

Net Unrealized Appreciation (Depreciation)						$750,720	$(6,210,035)

AUD - Australian

CLP - Chilean Peso

EUR - Euro Dollar

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MEX - Mexican Peso

MYR - Malaysian Ringgit

USD - United States Dollar

Industry Allocation*
Sovereign	26.1%
Diversified Banking Institutions	6.5
U.S. Government Agencies	5.6
Foreign Government Obligations	5.1
Oil Companies-Integrated	4.4
Medical-Drugs	4.4
Registered Investment Companies	4.3
Time Deposits	2.9
Medical-Biomedical/Gene	2.3
Oil-Field Services	1.9
Telecom Services	1.8
Banks-Commercial	1.7
Chemicals-Diversified	1.7
Oil Companies-Exploration & Production	1.7
Electronic Components-Semiconductors	1.7
Cable/Satellite TV	1.7
Auto-Cars/Light Trucks	1.6
Applications Software	1.5
Insurance-Multi-line	1.5
Telephone-Integrated	1.4
Web Portals/ISP	1.4
Building Products-Cement	1.3
Computers	1.1
Electronic Components-Misc.	1.0
Medical Instruments	1.0
Enterprise Software/Service	1.0
Medical-Generic Drugs	0.9
Aerospace/Defense	0.9
Banks-Fiduciary	0.8
Banks-Super Regional	0.8
Cellular Telecom	0.8
Diversified Manufacturing Operations	0.8
Photo Equipment & Supplies	0.7
Diversified Financial Services	0.7
Insurance-Life/Health	0.7
Building & Construction Products-Misc.	0.7
Medical-Wholesale Drug Distribution	0.7
Aerospace/Defense-Equipment	0.7
Retail-Drug Store	0.6
Rubber-Tires	0.6
Tools-Hand Held	0.6
Beverages-Non-alcoholic	0.6
Machinery-Electrical	0.6
Airlines	0.5
Auto/Truck Parts & Equipment-Original	0.4
Multimedia	0.4
Steel-Specialty	0.4
Semiconductor Components-Integrated Circuits	0.4
Diagnostic Kits	0.4
Metal-Diversified	0.4
Semiconductor Equipment	0.3
Publishing-Newspapers	0.3
Retail-Building Products	0.3
Food-Retail	0.3
Finance-Other Services	0.3
Networking Products	0.3
Central Bank	0.1

103.6%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$241,231,349	$—	$—	$241,231,349
Foreign Government Obligations	—	111,904,409	—	111,904,409
Short-Term Investment Securities:
Registered Investment Companies	17,753,000	—	—	17,753,000
Other Short-Term Investment Securities	—	54,695,408	—	54,695,408

Total Investments at Value*	$258,984,349	$166,599,817	$—	$425,584,166

Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$750,720	$—	$750,720

LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$6,210,035	$—	$6,210,035

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and Other written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS - August 31, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES - 3.1%
Diversified Financial Services - 3.1%

A10 Securitization LLC Series 2015-1,Class A1 2.10% due 04/15/2034*(1)	352,134	$350,381
Barclays Commercial Mtg. Securities Trust Series 2015-VFM, Class A1 2.47% due 03/10/2036*(1)	455,053	456,285
Cabela’s Credit Card Master Note Trust Series 2016-1, Class A1 1.78% due 06/15/2022	1,186,000	1,183,499
Commercial Mtg. Pass Through Certs. VRS Series 2012-CR2, Class XA 1.90% due 08/15/2045(1)(2)	863,697	67,919
DBUBS Mtg. Trust Series 2011-LC2A, Class A1 3.53% due 07/10/2044*(1)	200,899	208,998
DT Auto Owner Trust Series 2016-2A, Class A 1.73% due 08/15/2019*	413,028	412,629
Eleven Madison Trust 2015-11MD Mtg. Trust VRS Series 2015-11MD, Class A 3.67% due 09/10/2035*(1)	398,000	436,609
Progress Residential Trust Series 2015-SFR2, Class A 2.74% due 06/12/2032*	452,870	459,111
Progress Residential Trust Series 2015-SFR3, Class A 3.07% due 11/12/2032*	699,466	718,657
UBS-BAMLL Trust Series 2012-WRM, Class A 3.66% due 06/10/2030*(1)	217,000	230,021
Wells Fargo Resecuritization Trust Series 2012-IO, Class A 1.75% due 08/20/2021*(1)(6)	805	805
WF-RBS Commercial Mtg. Trust Series 2011-C3, Class A4 4.38% due 03/15/2044*(1)	310,000	342,232

Total Asset Backed Securities
(cost $4,784,150)		4,867,146

U.S. CORPORATE BONDS & NOTES - 4.4%
Auto/Truck Parts & Equipment-Original - 0.1%

Johnson Controls, Inc. Senior Notes 5.00% due 03/30/2020	200,000	219,117

Brewery - 0.2%

Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	288,000	307,208

Cable/Satellite TV - 0.1%

Comcast Corp. Company Guar. Notes 5.70% due 05/15/2018	200,000	215,437

Chemicals-Diversified - 0.2%

Dow Chemical Co. Senior Notes 8.55% due 05/15/2019	200,000	236,041

Computers - 0.3%

Apple, Inc. Senior Notes 2.40% due 05/03/2023	227,000	232,548
Apple, Inc. Senior Notes 2.85% due 05/06/2021	151,000	159,379

		391,927

Cosmetics & Toiletries - 0.1%

Procter & Gamble Co. Senior Notes 1.90% due 11/01/2019	176,000	180,148

Diversified Banking Institutions - 0.8%

Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	400,000	413,134
Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	162,000	179,238
Goldman Sachs Group, Inc. Senior Notes 2.63% due 04/25/2021	133,000	135,442
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/2018	200,000	211,978
Morgan Stanley Senior Notes 2.50% due 04/21/2021	319,000	323,588

		1,263,380

Electric-Integrated - 0.2%

San Diego Gas & Electric Co. 1st. Mtg. Bonds 6.00% due 06/01/2026	200,000	261,155

Finance-Credit Card - 0.1%

American Express Co. Sub. Notes 3.63% due 12/05/2024	104,000	108,537

Insurance-Life/Health - 0.1%

Jackson National Life Global Funding Senior Sec. Notes 1.88% due 10/15/2018*	225,000	227,325

Insurance-Mutual - 0.1%

New York Life Global Funding Senior Sec. Notes 2.00% due 04/13/2021*	154,000	155,547

Insurance-Property/Casualty - 0.1%

ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/03/2026	125,000	134,267

Medical Instruments - 0.2%

Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	250,000	265,705

Medical-Biomedical/Gene - 0.1%

Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	144,000	154,882

Multimedia - 0.3%

Time Warner, Inc. Company Guar. Notes 3.60% due 07/15/2025	500,000	536,524

Networking Products - 0.1%

Cisco Systems, Inc. Senior Notes 4.95% due 02/15/2019	200,000	217,846

Oil Companies-Exploration & Production - 0.3%

CNOOC Finance 2015 USA LLC Company Guar. Notes 3.50% due 05/05/2025	402,000	419,322
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	116,000	118,492

		537,814

Pipelines - 0.4%

Buckeye Partners LP Senior Notes 4.88% due 02/01/2021	190,000	203,003
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 02/15/2026	127,000	132,462
Magellan Midstream Partners LP Senior Notes 3.20% due 03/15/2025	137,000	138,108
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 2.60% due 12/15/2019	171,000	172,189

		645,762

Real Estate Investment Trusts - 0.2%

Boston Properties LP Senior Notes 2.75% due 10/01/2026	240,000	237,716

Retail-Drug Store - 0.2%

Walgreens Boots Alliance, Inc. Senior Notes 3.80% due 11/18/2024	325,000	348,774

Telephone-Integrated - 0.1%

AT&T, Inc. Senior Notes 3.95% due 01/15/2025	171,000	183,410

Transport-Rail - 0.1%

Norfolk Southern Corp. Senior Notes 2.90% due 02/15/2023	89,000	92,242
Norfolk Southern Corp. Senior Notes 5.59% due 05/17/2025	19,000	23,003

		115,245

Total U.S. Corporate Bonds & Notes
(cost $6,629,547)		6,943,767

FOREIGN CORPORATE BONDS & NOTES - 0.6%
Banks-Commercial - 0.2%

Australia & New Zealand Banking Bonds Group, Ltd. 2.40% due 11/23/2016*	250,000	250,793

Medical-Generic Drugs - 0.1%

Actavis Funding SCS Company Guar. Notes 3.45% due 03/15/2022	126,000	131,975

Multimedia - 0.1%

Thomson Reuters Corp. Company Guar. Notes 6.50% due 07/15/2018	200,000	217,806

Oil Companies-Integrated - 0.2%

BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020	250,000	257,343

Telephone-Integrated - 0.0%

Nippon Telegraph & Telephone Corp. General Refunding Mtg. Notes 1.40% due 07/18/2017	60,000	60,147

Total Foreign Corporate Bonds & Notes
(cost $897,707)		918,064

U.S. GOVERNMENT AGENCIES - 57.2%
Federal Farm Credit Bank - 1.7%

3.35% due 10/21/2025	1,500,000	1,673,969
4.88% due 01/17/2017	1,000,000	1,016,380

		2,690,349

Federal Home Loan Mtg. Corp. - 16.0%

2.63% due 12/01/2035 FRS	20,209	21,563
3.50% due 06/01/2033	2,102,879	2,234,945
4.50% due 09/01/2019	40,097	41,128
4.50% due 09/01/2039	829,841	908,371
4.50% due 11/01/2039	387,323	425,151
4.50% due 02/01/2040	551,009	604,850
4.50% due 04/01/2040	51,943	57,039
4.50% due 06/01/2040	127,211	138,987
4.50% due 08/01/2040	604,488	662,417
4.50% due 03/01/2041	2,073,714	2,277,142
4.50% due 04/01/2041	268,492	294,752
4.50% due 06/01/2041	411,277	450,472
5.00% due 12/14/2018	1,000,000	1,090,429
5.00% due 10/01/2034	24,680	27,198
5.50% due 12/01/2036	19,471	21,749
6.00% due 11/01/2033	76,270	88,271
6.50% due 02/01/2032	37,835	43,356
8.00% due 02/01/2030	1,548	1,548
8.00% due 08/01/2030	254	298
8.00% due 06/01/2031	2,555	2,972
Federal Home Loan Mtg. Corp. Multifamily Structured Pass-Through Certs. Series K049, Class A2 3.01% due 07/25/2025(1)	430,000	462,968

Series K048, Class A2
3.28% due 06/25/2025 VRS(1)	1,000,000	1,097,528
Federal Home Loan Mtg. Corp. REMIC(3)
Series 4150, Class GE
2.00% due 01/15/2033	1,882,445	1,902,155
Series 4186, Class JE
2.00% due 03/15/2033	495,756	500,073
Series 4594, Class GN
2.50% due 02/15/2045	994,623	1,025,289
Series 3981, Class PA
3.00% due 04/15/2031	408,610	417,942
Series 4097, Class YK
3.00% due 08/15/2032	1,750,000	1,839,084
Series 4150, Class IG
3.00% due 01/15/2033(2)	6,105,715	617,870
Series 4365, Class HZ
3.00% due 01/15/2040	745,088	738,317
Series 4057, Class WY
3.50% due 06/15/2027	1,000,000	1,098,019
Series 3813, Class D
4.00% due 02/15/2026	1,000,000	1,117,522
Series 3917, Class B
4.50% due 08/15/2026	465,000	530,867
Series 3927, Class AY
4.50% due 09/15/2026	1,494,968	1,693,758
Series 3786, Class PB
4.50% due 07/15/2040	1,000,000	1,103,276
Series 4039, Class SA
5.99% due 05/15/2042 FRS(2)(4)	810,748	152,365
Federal Home Loan Mtg. Corp. STRIPS
Series 264, Class 30
3.00% due 07/15/2042(3)	1,404,441	1,436,781

		25,126,452

Federal National Mtg. Assoc. - 34.2%

zero coupon due 10/09/2019	4,250,000	4,072,235
2.20% due 02/01/2035 FRS	3,764	3,888
2.41% due 01/01/2036 FRS	12,009	12,504
2.59% due 11/01/2034 FRS	21,336	22,713
2.81% due 04/01/2025	800,000	846,216
2.94% due 01/01/2026	1,595,000	1,698,899
3.00% due 03/01/2043	1,310,792	1,367,938
4.00% due 09/01/2040	165,088	177,296
4.00% due 10/01/2040	168,959	181,552
4.00% due 12/01/2040	203,320	218,568
4.00% due 01/01/2041	436,340	468,846
4.00% due 02/01/2041	1,916,969	2,059,254
4.00% due 03/01/2041	2,595,625	2,789,477
4.00% due 06/01/2042	1,594,076	1,746,136
5.00% due 02/01/2019	33,140	34,031
5.00% due 12/01/2036	29,401	32,531
5.50% due 12/01/2033	42,807	48,603
5.50% due 10/01/2034	32,766	36,830
6.50% due 02/01/2017	1,145	1,151
6.50% due 07/01/2032	8,531	10,054
7.00% due 09/01/2031	21,521	24,508
Federal National Mtg. Assoc.
Series 2015-M13, Class A2
2.80% due 06/25/2025 VRS(1)	515,000	540,029
Series 2016-M1, Class A2
2.94% due 01/25/2026 VRS(1)	1,239,000	1,314,424
Series 2014-M13, Class A2
3.02% due 08/25/2024 VRS(1)	1,273,000	1,362,014
Series 384, Class 23
6.00% due 08/25/2037 STRIPS(2)(3)	333,035	61,524
Federal National Mtg. Assoc. REMIC(3)
Series 2002-34, Class AO zero coupon due 05/18/2032(5)	418,983	394,368
Series 2013-15, Class DC
2.00% due 03/25/2033	1,325,376	1,338,825
Series 2011-126, Class EC
2.00% due 04/25/2040	617,112	621,505
Series 2012-38, Class PA
2.00% due 09/25/2041	3,036,616	3,077,253
Series 2013-23, Class KJ
2.25% due 05/25/2042	2,131,609	2,169,975
Series 2012-93, Class ME
2.50% due 01/25/2042	3,122,141	3,220,822
Series 2013-73, Class TD
2.50% due 09/25/2042	996,182	1,012,618
Series 2013-100, Class DE
3.00% due 11/25/2030	3,969,868	4,104,070
Series 2013-106, Class PY
3.00% due 10/25/2033	2,900,000	3,015,135
Series 2016-30, Class PA
3.00% due 04/25/2045	1,079,389	1,127,671
Series 2016-25, Class LA
3.00% due 07/25/2045	769,870	802,620
Series 2016-33, Class JA
3.00% due 07/25/2045	777,548	810,996
Series 2015-97, Class N
3.00% due 11/25/2045	2,000,000	2,071,706
Series 2016-38, Class NA
3.00% due 01/25/2046	1,375,979	1,446,773
Series 2011-145, Class PB
3.50% due 01/25/2032	2,500,000	2,712,639
Series 2016-30, Class LY
3.50% due 05/25/2036	800,000	883,477
Series 2012-50, Class VB
4.00% due 01/25/2029	1,355,000	1,495,407
Series 2012-47, Class VB
4.00% due 04/25/2031	2,000,000	2,186,430
Series 2004-90, Class GC
4.35% due 11/25/2034	657,688	682,921
Series 2010-117, Class DY
4.50% due 10/25/2025	974,930	1,095,427
Series 2010-134, Class MB
4.50% due 12/25/2040	250,000	299,731
Series 2007-116, Class PB
5.50% due 08/25/2035	111,870	127,449

		53,829,039

Government National Mtg. Assoc. - 4.1%

4.50% due 03/15/2038	39,082	43,041
4.50% due 03/15/2039	10,507	11,578

4.50% due 05/15/2039	288,706	318,108
4.50% due 06/15/2039	275,057	303,074
4.50% due 07/15/2039	429,808	474,457
4.50% due 09/15/2039	6,373	7,024
4.50% due 12/15/2039	129,853	143,007
4.50% due 04/15/2040	177,218	195,591
4.50% due 06/15/2040	493,833	544,238
4.50% due 08/15/2040	69,150	76,276
5.00% due 09/15/2035	2,218	2,505
5.00% due 02/15/2036	96,762	107,863
5.00% due 05/15/2036	6,606	7,350
6.00% due 01/15/2032	17,680	20,691
6.50% due 08/15/2031	55,417	63,803
7.50% due 02/15/2029	5,546	5,773
7.50% due 07/15/2030	391	444
7.50% due 01/15/2031	5,641	6,415
7.50% due 02/15/2031	1,277	1,282
Government National Mtg. Assoc. REMIC(3)
Series 2014-58, Class EP
4.00% due 04/20/2044	432,000	513,291
Series 2004-18, Class Z
4.50% due 03/16/2034	466,213	516,040
Series 2008-6, Class GL
4.50% due 02/20/2038	1,000,000	1,112,334
Series 2005-21, Class Z
5.00% due 03/20/2035	808,389	897,546
Series 2009-91, Class PR
5.00% due 09/20/2038	970,864	1,009,086

		6,380,817

Resolution Funding Corp - 1.2%

zero coupon due 07/15/2020 STRIPS	2,000,000	1,897,720

Total U.S. Government Agencies
(cost $87,178,586)		89,924,377

U.S. GOVERNMENT TREASURIES - 28.6%
United States Treasury Bonds - 8.2%

zero coupon due 08/15/2024 STRIPS	2,040,000	1,803,333
3.13% due 02/15/2043	1,000,000	1,188,789
3.75% due 08/15/2041	5,000,000	6,550,585
3.88% due 08/15/2040	2,500,000	3,324,318

		12,867,025

United States Treasury Notes - 20.4%
0.63% due 10/15/2016	5,000,000	5,002,070
0.63% due 05/31/2017	4,000,000	4,000,156
1.63% due 05/15/2026	3,000,000	3,011,367
1.75% due 05/15/2023	8,000,000	8,171,248
2.00% due 02/15/2022	5,000,000	5,191,015
2.50% due 08/15/2023	3,000,000	3,213,048
2.63% due 08/15/2020	3,250,000	3,440,557

		32,029,461

Total U.S. Government Treasuries
(cost $41,590,202)		44,896,486

FOREIGN GOVERNMENT OBLIGATIONS - 1.4%
Sovereign - 1.4%
Israel Government AID Government Guar. Notes zero coupon due 02/15/2024 (cost $2,257,026)	2,641,000	2,262,352

Total Long-Term Investment Securities
(cost $143,337,218)		149,812,192

REPURCHASE AGREEMENTS - 5.3%

Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 08/31/2016, to be repurchased 09/01/2016 in the amount of $8,395,002 collateralized by $8,215,000 of U.S. Treasury Notes, bearing interest at 2.13% due 09/30/2021 and having an approximate value of 8,648,662 (cost $8,395,000)	8,395,000	8,395,000

TOTAL INVESTMENTS
(cost $151,732,218)(7)	100.6%	158,207,192
Liabilities in excess of other assets	(0.6)	(892,098)

NET ASSETS	100.0%	$157,315,094

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2016, the aggregate value of these securities was $4,249,393 representing 2.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Commercial Mortgage Backed Security
(2)	Interest Only
(3)	Collateralized Mortgage Obligation
(4)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at August 31, 2016.
(5)	Principal Only
(6)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(7)	See Note 5 for cost of investments on a tax basis.

REMIC - Real Estate Mortgage Investment Conduit

STRIPS - Separate Trading of Registered Interest and Principal Securities

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of August 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$4,866,341	$805	$4,867,146
U.S. Corporate Bonds & Notes	—	6,943,767	—	6,943,767
Foreign Corporate Bonds & Notes	—	918,064	—	918,064
U.S. Government Agencies	—	89,924,377	—	89,924,377
U.S. Government Treasuries	—	44,896,486	—	44,896,486
Foreign Government Obligations	—	2,262,352	—	2,262,352
Repurchase Agreements	—	8,395,000	—	8,395,000

Total Investments at Value	$—	$158,206,387	$805	$158,207,192

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.4%
Advertising Services - 0.1%

Publicis Groupe SA	13,160	$976,909

Aerospace/Defense - 1.9%

Boeing Co.#	89,472	11,582,150
Lockheed Martin Corp.	17,471	4,244,929
Thales SA	13,020	1,127,433

		16,954,512

Aerospace/Defense-Equipment - 0.2%

United Technologies Corp.	20,350	2,165,851

Agricultural Chemicals - 0.4%

Monsanto Co.	29,779	3,171,464

Airlines - 0.9%

Delta Air Lines, Inc.	79,989	2,939,596
Hawaiian Holdings, Inc.†	40,397	1,897,851
JetBlue Airways Corp.†	117,817	1,879,181
Ryanair Holdings PLC ADR	13,390	972,248

		7,688,876

Apparel Manufacturers - 0.6%

Carter’s, Inc.	19,488	1,857,012
Under Armour, Inc., Class A†#	31,390	1,243,986
Under Armour, Inc., Class C†	63,750	2,272,687

		5,373,685

Appliances - 0.1%

iRobot Corp.†	14,118	562,743

Applications Software - 4.0%

Citrix Systems, Inc.†	21,585	1,882,212
Intuit, Inc.	18,008	2,006,991
Microsoft Corp.	395,284	22,713,019
Salesforce.com, Inc.†	92,890	7,377,324
ServiceNow, Inc.†	16,820	1,222,309

		35,201,855

Athletic Footwear - 0.9%

adidas AG	11,230	1,865,823
NIKE, Inc., Class B	99,160	5,715,582

		7,581,405

Auto-Cars/Light Trucks - 0.5%

Tata Motors, Ltd.	135,740	1,090,460
Tesla Motors, Inc.†#	15,950	3,381,560

		4,472,020

Auto-Heavy Duty Trucks - 0.0%

Isuzu Motors, Ltd.	22,200	255,440

Auto-Truck Trailers - 0.1%

Wabash National Corp.†	47,538	663,155

Auto/Truck Parts & Equipment-Original - 1.2%

Cooper-Standard Holding, Inc.†	4,393	435,127
Lear Corp.	19,690	2,289,750
Mobileye NV†	19,180	937,710
Valeo SA	21,600	1,117,708
Visteon Corp.	682	48,217
WABCO Holdings, Inc.†	51,591	5,507,855

		10,336,367

Banks-Commercial - 0.4%

Bank Mandiri Persero Tbk PT	890,700	753,721
Erste Group Bank AG	29,190	820,023
Franklin Financial Network, Inc.†	6,545	227,439
HDFC Bank, Ltd.	24,510	472,486
KBC Group NV†	23,880	1,413,623

		3,687,292

Banks-Super Regional - 0.2%

US Bancorp	31,570	1,393,816

Beverages-Non-alcoholic - 1.7%

Coca-Cola Co.	25,264	1,097,215
Dr Pepper Snapple Group, Inc.	5,661	530,436
Fomento Economico Mexicano SAB de CV ADR	3,830	350,636
PepsiCo, Inc.	118,197	12,617,530

		14,595,817

Beverages-Wine/Spirits - 0.7%

Constellation Brands, Inc., Class A	30,510	5,005,166
Pernod Ricard SA	4,640	532,578
Treasury Wine Estates, Ltd.	47,300	399,208

		5,936,952

Brewery - 0.3%

Anheuser-Busch InBev SA/NV	10,550	1,306,836
Boston Beer Co., Inc., Class A†#	7,340	1,340,651

		2,647,487

Broadcast Services/Program - 0.3%

Scripps Networks Interactive, Inc., Class A#	36,130	2,289,558

Building & Construction Products-Misc. - 0.1%

Drew Industries, Inc.	9,710	988,963
NCI Building Systems, Inc.†	10,647	161,196

		1,150,159

Building Products-Air & Heating - 0.1%

Daikin Industries, Ltd.#	9,200	852,644

Building Products-Cement - 0.5%

Cemex SAB de CV ADR†	122,320	1,014,033
CRH PLC	45,580	1,543,061
HeidelbergCement AG	15,260	1,417,403

		3,974,497

Building-Heavy Construction - 0.2%

Vinci SA	17,400	1,319,607

Cable/Satellite TV - 1.0%

Comcast Corp., Class A	137,959	9,003,204

Casino Hotels - 0.2%

Las Vegas Sands Corp.	23,037	1,156,688
Sands China, Ltd.	173,200	680,962

		1,837,650

Cellular Telecom - 0.1%

NTT DOCOMO, Inc.	42,400	1,066,710

Chemicals-Diversified - 1.4%

Arkema SA	11,360	1,014,101
Dow Chemical Co.	66,478	3,565,880
Koninklijke DSM NV	15,970	1,113,181
LyondellBasell Industries NV, Class A	21,158	1,669,155
PPG Industries, Inc.	38,282	4,053,298
Symrise AG	10,779	793,667

		12,209,282

Chemicals-Specialty - 0.1%

H.B. Fuller Co.	6,311	299,646

W.R. Grace & Co.	7,488	585,038

		884,684

Coatings/Paint - 0.5%

RPM International, Inc.	12,136	661,776
Sherwin-Williams Co.	12,672	3,595,173

		4,256,949

Commercial Services - 0.8%

Ecolab, Inc.	28,750	3,537,687
Nielsen Holdings PLC	66,080	3,520,742

		7,058,429

Commercial Services-Finance - 0.4%

EVERTEC, Inc.	10,076	171,897
S&P Global, Inc.	12,623	1,559,445
Travelport Worldwide, Ltd.	38,493	528,509
Western Union Co.	47,759	1,027,774

		3,287,625

Computer Services - 0.9%

Capgemini SA	8,560	833,945
Cognizant Technology Solutions Corp., Class A†	17,750	1,019,560
Hewlett Packard Enterprise Co.	66,310	1,424,339
International Business Machines Corp.	26,546	4,217,628
Teradata Corp.†	23,782	754,603

		8,250,075

Computers - 4.9%

Apple, Inc.	400,699	42,514,164

Consumer Products-Misc. - 0.5%

Kimberly-Clark Corp.	21,336	2,732,288
Spectrum Brands Holdings, Inc.	13,634	1,829,683

		4,561,971

Cosmetics & Toiletries - 1.3%

Amorepacific Corp.	2,490	862,009
Estee Lauder Cos., Inc., Class A	88,214	7,871,335
Kao Corp.	11,600	602,843
Procter & Gamble Co.	27,773	2,424,861

		11,761,048

Cruise Lines - 0.1%

Carnival PLC	12,840	616,095

Data Processing/Management - 0.6%

CSG Systems International, Inc.	44,299	1,936,752
Fiserv, Inc.†	29,316	3,021,014

		4,957,766

Diagnostic Equipment - 0.2%

Danaher Corp.	22,270	1,813,001

Dialysis Centers - 0.2%

Fresenius Medical Care AG & Co. KGaA	16,595	1,468,655

Disposable Medical Products - 0.5%

C.R. Bard, Inc.	18,400	4,063,456

Distribution/Wholesale - 0.6%

Bunzl PLC	40,970	1,268,598
HD Supply Holdings, Inc.†	57,854	2,089,108
Rexel SA	37,690	605,605
Wolseley PLC	27,780	1,597,793

		5,561,104

Diversified Banking Institutions - 0.4%

JPMorgan Chase & Co.	54,050	3,648,375

Diversified Financial Services - 0.1%

Julius Baer Group, Ltd.	22,920	960,797

Diversified Manufacturing Operations - 1.5%

3M Co.	44,496	7,975,463
Carlisle Cos., Inc.	21,795	2,285,424
Ingersoll-Rand PLC	21,185	1,440,368
Parker-Hannifin Corp.	11,107	1,360,941

		13,062,196

E-Commerce/Products - 4.4%

Alibaba Group Holding, Ltd. ADR†	15,250	1,482,148
Amazon.com, Inc.†	41,505	31,923,986
ASOS PLC†	14,310	851,240
eBay, Inc.†	66,821	2,148,963
Shutterfly, Inc.†	28,879	1,450,303
Start Today Co., Ltd.	8,300	385,459

		38,242,099

E-Commerce/Services - 0.5%

Auto Trader Group PLC*	244,152	1,196,189
Expedia, Inc.	16,453	1,795,351
TripAdvisor, Inc.†	26,820	1,636,020

		4,627,560

E-Marketing/Info - 0.1%

Criteo SA ADR†	14,920	550,249
New Media Investment Group, Inc.	12,113	193,566

		743,815

E-Services/Consulting - 0.2%

CDW Corp.	30,011	1,339,991

Electric Products-Misc. - 0.2%

Emerson Electric Co.	5,552	292,479
Legrand SA	18,440	1,104,756

		1,397,235

Electronic Components-Semiconductors - 0.9%

Broadcom, Ltd.	2,669	470,865
Intel Corp.	68,845	2,470,847
NVIDIA Corp.	23,315	1,430,142
Xilinx, Inc.	58,989	3,197,794

		7,569,648

Electronic Design Automation - 0.0%

Synopsys, Inc.†	5,243	310,857

Electronic Forms - 0.6%

Adobe Systems, Inc.†	54,426	5,568,324

Electronic Measurement Instruments - 0.3%

Agilent Technologies, Inc.	40,831	1,918,240
Keyence Corp.	1,200	841,212

		2,759,452

Engines-Internal Combustion - 0.4%

Cummins, Inc.	24,930	3,131,457

Enterprise Software/Service - 0.8%

Oracle Corp.	137,937	5,685,763
SAP SE	16,370	1,438,151

		7,123,914

Entertainment Software - 0.4%

Electronic Arts, Inc.†	47,423	3,852,170

Filtration/Separation Products - 0.1%

Donaldson Co., Inc.	23,540	883,927

Finance-Credit Card - 3.8%

American Express Co.	29,496	1,934,348
MasterCard, Inc., Class A	74,760	7,224,059
Visa, Inc., Class A	285,172	23,070,415
Worldpay Group PLC†*	323,770	1,270,373

		33,499,195

Finance-Investment Banker/Broker - 0.3%

Charles Schwab Corp.	70,540	2,219,188

Finance-Leasing Companies - 0.1%

ORIX Corp.	82,800	1,190,403

Finance-Other Services - 0.3%

BM&FBovespa SA	97,300	539,652
Deutsche Boerse AG (HLDCO123 plc)†(1)	11,550	986,872
London Stock Exchange Group PLC	32,860	1,188,785

		2,715,309

Firearms & Ammunition - 0.2%

Smith & Wesson Holding Corp.†	50,366	1,417,803

Food-Catering - 0.1%

Compass Group PLC	50,430	954,923

Food-Meat Products - 0.7%

Hormel Foods Corp.	102,872	3,935,883
Tyson Foods, Inc., Class A	27,398	2,070,467

		6,006,350

Food-Misc./Diversified - 0.9%

Calbee, Inc.#	29,900	1,085,145
Campbell Soup Co.	22,371	1,358,367
Danone SA	13,460	1,022,601
General Mills, Inc.	30,526	2,161,851
Ingredion, Inc.	13,949	1,910,455

		7,538,419

Food-Retail - 0.7%

Jeronimo Martins SGPS SA#	75,850	1,223,839
Kroger Co.	89,830	2,873,661
Magnit PJSC	12,270	483,929
Seven & i Holdings Co., Ltd.	33,800	1,424,654

		6,006,083

Food-Wholesale/Distribution - 0.3%

Fresh Del Monte Produce, Inc.	2,024	117,736
Sysco Corp.	47,553	2,466,099

		2,583,835

Garden Products - 0.3%

Toro Co.	22,539	2,189,664

Gas-Distribution - 0.1%

Southwest Gas Corp.	14,348	1,001,777

Industrial Gases - 0.3%

Air Products & Chemicals, Inc.	15,252	2,373,516

Instruments-Controls - 0.0%

Honeywell International, Inc.	2,161	252,210

Instruments-Scientific - 0.1%

Waters Corp.†	6,384	1,004,267

Insurance Brokers - 0.2%

Aon PLC	17,148	1,909,430

Insurance-Life/Health - 0.5%

AIA Group, Ltd.	363,000	2,295,203
Aviva PLC	202,380	1,138,495
St James’s Place PLC	72,100	929,739

		4,363,437

Insurance-Multi-line - 0.3%

MetLife, Inc.	57,110	2,478,574

Insurance-Property/Casualty - 0.1%

Admiral Group PLC	33,830	910,689
AmTrust Financial Services, Inc.	74	1,960

		912,649

Insurance-Reinsurance - 0.0%

Essent Group, Ltd.†	3,635	96,618

Internet Application Software - 0.9%

Splunk, Inc.†	51,180	2,980,723
Tencent Holdings, Ltd.	175,500	4,565,346

		7,546,069

Internet Content-Entertainment - 3.3%

Facebook, Inc., Class A†	205,312	25,893,949
LINE Corp.†	13,200	562,625
Netflix, Inc.†	23,190	2,259,866
Twitter, Inc.†	9,798	188,220

		28,904,660

Internet Security - 0.4%

Symantec Corp.	127,042	3,065,523

Investment Management/Advisor Services - 0.3%

Eaton Vance Corp.	14,336	573,870
Federated Investors, Inc., Class B	2,217	71,609
T. Rowe Price Group, Inc.	25,370	1,764,230

		2,409,709

Lighting Products & Systems - 0.5%

Acuity Brands, Inc.	16,800	4,622,016

Machinery-Construction & Mining - 0.2%

Caterpillar, Inc.#	13,042	1,068,792
Komatsu, Ltd.	16,900	369,394

		1,438,186

Machinery-General Industrial - 0.9%

Hexagon AB, Class B	32,500	1,323,439
Wabtec Corp.	87,047	6,668,671

		7,992,110

Machinery-Pumps - 0.4%

Flowserve Corp.	41,340	1,999,616

Weir Group PLC	60,540	1,198,036

		3,197,652

Medical Information Systems - 0.6%

Cerner Corp.†	60,597	3,910,930
Medidata Solutions, Inc.†#	27,975	1,513,448

		5,424,378

Medical Instruments - 1.3%

Bruker Corp.	17,526	391,881
Edwards Lifesciences Corp.†	23,140	2,664,802
Intuitive Surgical, Inc.†	11,638	7,988,556
Sysmex Corp.	5,200	335,225

		11,380,464

Medical Labs & Testing Services - 0.2%

Laboratory Corp. of America Holdings†	14,809	2,027,796

Medical Products - 0.7%

Baxter International, Inc.	837	39,113
Becton Dickinson and Co.	15,775	2,795,488
Cooper Cos., Inc.	6,906	1,283,963
Zimmer Biomet Holdings, Inc.	15,967	2,069,483

		6,188,047

Medical-Biomedical/Gene - 6.1%

Alexion Pharmaceuticals, Inc.†	14,616	1,839,570
Amgen, Inc.	61,232	10,413,114
Biogen, Inc.†	21,590	6,598,552
Celgene Corp.†	100,577	10,735,589
Gilead Sciences, Inc.	149,093	11,685,909
Illumina, Inc.†	3,734	628,582
Incyte Corp.†	33,225	2,694,547
Ionis Pharmaceuticals, Inc.†	18,390	545,263
Kite Pharma, Inc.†#	8,480	488,618
Myriad Genetics, Inc.†	3,897	79,343
Regeneron Pharmaceuticals, Inc.†	18,519	7,269,633
Spark Therapeutics, Inc.†#	11,220	634,828

		53,613,548

Medical-Drugs - 3.2%

AbbVie, Inc.	63,781	4,088,362
Bristol-Myers Squibb Co.	125,539	7,204,683
Eli Lilly & Co.	21,480	1,670,070
Grifols SA	21,720	460,082
Johnson & Johnson	24,664	2,943,402
Novo Nordisk A/S, Class B	31,010	1,453,383
Pfizer, Inc.	95,710	3,330,708
Roche Holding AG	14,261	3,476,984
Shire PLC	33,850	2,116,270
UCB SA	5,440	446,669
Zoetis, Inc.	22,990	1,174,789

		28,365,402

Medical-Generic Drugs - 0.2%

Mylan NV†	8,612	364,804
Teva Pharmaceutical Industries, Ltd. ADR	24,871	1,253,250

		1,618,054

Medical-HMO - 1.2%

Cigna Corp.	14,410	1,848,227
UnitedHealth Group, Inc.	65,651	8,931,818

		10,780,045

Medical-Wholesale Drug Distribution - 0.6%

AmerisourceBergen Corp.	26,657	2,318,359
Cardinal Health, Inc.	38,756	3,087,691

		5,406,050

Metal-Diversified - 0.1%

Rio Tinto PLC	42,450	1,282,651

Multimedia - 2.7%

Pearson PLC	47,670	541,784
Time Warner, Inc.	78,036	6,118,803
Viacom, Inc., Class B	13,013	524,945
Vivendi SA	50,920	987,162
Walt Disney Co.	162,979	15,394,996

		23,567,690

Networking Products - 0.1%

Arista Networks, Inc.†#	9,028	719,351

Oil Companies-Exploration & Production - 0.7%

Concho Resources, Inc.†	29,635	3,828,842
EOG Resources, Inc.	18,930	1,675,116
Lundin Petroleum AB†	52,940	931,945

		6,435,903

Oil Companies-Integrated - 0.4%

Royal Dutch Shell PLC, Class A	39,500	969,987
Statoil ASA	56,840	899,044
TOTAL SA	34,585	1,649,203

		3,518,234

Oil-Field Services - 0.4%

Core Laboratories NV#	9,630	1,076,441
Halliburton Co.	57,157	2,458,323

		3,534,764

Optical Supplies - 0.2%

Essilor International SA	11,370	1,443,922

Pharmacy Services - 0.4%

Express Scripts Holding Co.†	52,032	3,782,726

Pipelines - 0.1%

Koninklijke Vopak NV	15,000	760,626

Racetracks - 0.2%

Churchill Downs, Inc.	11,928	1,781,805

Radio - 0.1%

Sirius XM Holdings, Inc.†#	272,081	1,126,415

Real Estate Investment Trusts - 0.7%

American Tower Corp.	26,103	2,959,558
Armada Hoffler Properties, Inc.	1,967	27,105
Simon Property Group, Inc.	14,716	3,170,857

		6,157,520

Real Estate Management/Services - 0.2%

Daito Trust Construction Co., Ltd.	7,900	1,163,258
Mitsubishi Estate Co., Ltd.	33,000	624,182

		1,787,440

Rental Auto/Equipment - 0.3%

Ashtead Group PLC	84,248	1,399,472
United Rentals, Inc.†	11,878	977,678

		2,377,150

Respiratory Products - 0.2%

ResMed, Inc.	23,014	1,534,804

Retail-Apparel/Shoe - 1.2%

American Eagle Outfitters, Inc.#	62,595	1,160,511
Coach, Inc.	40,988	1,564,922
Fast Retailing Co., Ltd.#	1,200	421,476
Foot Locker, Inc.	33,526	2,200,647
Industria de Diseno Textil SA	45,390	1,608,271
Ross Stores, Inc.	29,423	1,831,287
Zalando SE†*#	36,350	1,390,141

		10,177,255

Retail-Auto Parts - 1.1%

O’Reilly Automotive, Inc.†	34,686	9,710,346

Retail-Automobile - 0.1%

Astra International Tbk PT	1,752,800	1,076,918

Retail-Building Products - 0.6%

Home Depot, Inc.	37,471	5,025,611

Retail-Convenience Store - 0.1%

Alimentation Couche-Tard, Inc., Class B	24,320	1,254,203

Retail-Discount - 1.1%

Costco Wholesale Corp.	31,700	5,138,253
Dollar Tree, Inc.†	39,726	3,285,340
Target Corp.	12,443	873,374

		9,296,967

Retail-Drug Store - 0.3%

CVS Health Corp.	3,599	336,146
Walgreens Boots Alliance, Inc.	25,749	2,078,202

		2,414,348

Retail-Home Furnishings - 0.1%

Nitori Holdings Co., Ltd.	10,400	1,054,424

Retail-Hypermarkets - 0.0%

BGF retail Co., Ltd.	1,860	337,803

Retail-Jewelry - 0.2%

Pandora A/S	11,560	1,438,091

Retail-Mail Order - 0.1%

Williams-Sonoma, Inc.#	17,844	939,308

Retail-Major Department Stores - 1.2%

Kering	7,390	1,400,928
TJX Cos., Inc.	121,194	9,385,263

		10,786,191

Retail-Misc./Diversified - 0.1%

Ryohin Keikaku Co., Ltd.#	6,600	1,190,316

Retail-Restaurants - 1.7%

Brinker International, Inc.	14,496	778,580
Darden Restaurants, Inc.	31,912	1,967,056
Dave & Buster’s Entertainment, Inc.†	7,492	348,003
McDonald’s Corp.	36,246	4,192,212
Starbucks Corp.	136,680	7,685,517

		14,971,368

Satellite Telecom - 0.1%

Cellnex Telecom SAU*	40,280	703,160

Security Services - 0.1%

Sohgo Security Services Co., Ltd.#	11,200	559,648

Semiconductor Components-Integrated Circuits - 1.1%

Linear Technology Corp.	44,730	2,605,075
Maxim Integrated Products, Inc.	51,023	2,077,656
NXP Semiconductors NV†	30,387	2,674,664
QUALCOMM, Inc.	42,242	2,664,203

		10,021,598

Semiconductor Equipment - 0.7%

Applied Materials, Inc.	93,502	2,790,100
ASML Holding NV#	27,702	2,946,952
Lam Research Corp.	2,581	240,859

		5,977,911

Soap & Cleaning Preparation - 0.4%

Church & Dwight Co., Inc.	12,202	1,213,123
Reckitt Benckiser Group PLC	25,890	2,500,171

		3,713,294

Software Tools - 0.1%

VMware, Inc., Class A†#	8,346	612,012

Steel-Producers - 0.3%

ArcelorMittal†	153,850	907,999
Steel Dynamics, Inc.	74,794	1,841,428

		2,749,427

Telecom Equipment-Fiber Optics - 0.2%

Ciena Corp.†	63,670	1,365,722

Telephone-Integrated - 0.5%

Verizon Communications, Inc.	79,909	4,181,638

Television - 0.2%

CBS Corp., Class B	28,298	1,444,047
ProSiebenSat.1 Media SE	11,410	490,764

		1,934,811

Tobacco - 1.5%

Altria Group, Inc.	88,786	5,867,867
British American Tobacco PLC	27,920	1,732,333
Philip Morris International, Inc.	53,956	5,391,823

		12,992,023

Tools-Hand Held - 0.4%

Snap-on, Inc.	7,705	1,181,099
Stanley Black & Decker, Inc.	15,213	1,882,609

		3,063,708

Toys - 0.2%

Hasbro, Inc.	25,326	2,070,147

Transport-Rail - 0.2%

Union Pacific Corp.	17,913	1,711,229

Transport-Services - 0.1%

DSV A/S	23,810	1,180,882

Transport-Truck - 0.2%

JB Hunt Transport Services, Inc.	22,670	1,799,771

Veterinary Diagnostics - 0.2%

VCA, Inc.†	21,586	1,528,505

Vitamins & Nutrition Products - 0.4%

Mead Johnson Nutrition Co.	42,887	3,648,397
Natural Health Trends Corp.#	6,742	216,688

		3,865,085

Water - 0.1%

Veolia Environnement SA	43,940	934,431

Web Hosting/Design - 0.2%

GoDaddy, Inc., Class A†#	42,507	1,376,377

Web Portals/ISP - 5.4%

Alphabet, Inc., Class A†	47,299	37,359,115
Alphabet, Inc., Class C†	10,990	8,429,879
Baidu, Inc. ADR†	9,980	1,707,279

		47,496,273

X-Ray Equipment - 0.2%

Hologic, Inc.†	43,446	1,669,195

Total Common Stocks
(cost $782,776,769)		859,330,152

EXCHANGE-TRADED FUNDS - 0.6%

Financial Select Sector SPDR Fund#	62,900	1,544,824
iShares Russell 1000 Growth ETF	38,597	4,021,036

Total Exchange-Traded Funds
(cost $5,521,447)		5,565,860

Total Long-Term Investment Securities
(cost $788,298,216)		864,896,012

SHORT-TERM INVESTMENT SECURITIES - 2.6%
Registered Investment Companies - 2.2%

State Street Navigator Securities Lending Prime Portfolio 0.43%(2)(3)	19,131,011	19,131,011

Time Deposits - 0.4%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/01/2016	3,304,000	3,304,000

Total Short-Term Investment Securities
(cost $22,435,011)		22,435,011

TOTAL INVESTMENTS
(cost $810,733,227)(4)	101.6%	887,331,023
Liabilities in excess of other assets	(1.6)	(13,724,268)

NET ASSETS	100.0%	$873,606,755

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2016, the aggregate value of these securities was $4,559,863 representing 0.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan.
(1)	Illiquid security. At August 31, 2016, the aggregate value of these securities was $986,872 representing 0.1% of net assets.
(2)	At August 31, 2016, the Fund had loaned securities with a total value of $24,112,620. This was secured by collateral of $19,131,011, which was received in cash and subsequently invested in short-term investments currently valued at $19,131,011 as reported in the Portfolio of Investments. Additional collateral of $5,855,121 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2016
Federal Home Loan Mtg. Corp.	3.00% to 3.50%	05/01/2032 to 12/01/2041	$103,231
Federal National Mtg. Assoc.	2.50% to 4.34%	01/25/2032 to 10/01/2041	419,704
United States Treasury Bills	0.00%	09/15/2016 to 12/29/2016	3,859
United States Treasury Notes/Bonds	0.13% to 8.88%	12/31/2016 to 02/15/2046	5,328,327

(3)	The rate shown is the 7-day yield as of August 31, 2016.
(4)	See Note 5 for cost of investments on a tax basis.

ADR	- American Depositary Receipt

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
UBS AG	EUR	1,814,199	USD	2,009,792	09/30/2016	$—	$(16,315)
	USD	223,217	EUR	198,577	09/30/2016	—	(1,445)

Net Unrealized Appreciation(Depreciation)						$—	$(17,760)

EUR	- Euro Dollar
USD	- United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$859,330,152	$—	$—	$859,330,152
Exchange-Traded Funds	5,565,860	—	—	5,565,860
Short-Term Investment Securities:
Registered Investment Companies	19,131,011	—	—	19,131,011
Time Deposits	—	3,304,000	—	3,304,000

Total Investments at Value	$884,027,023	$3,304,000	$—	$887,331,023

LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$17,760	$—	$17,760

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instrumetns are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS - August 31, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.3%
Aerospace/Defense - 0.7%

General Dynamics Corp.	2,381	$362,436
Northrop Grumman Corp.	1,817	385,331

		747,767

Aerospace/Defense-Equipment - 0.7%

United Technologies Corp.	6,923	736,815

Agricultural Chemicals - 0.6%

Monsanto Co.	1,561	166,246
Mosaic Co.	15,726	472,881

		639,127

Agricultural Operations - 0.1%

Archer-Daniels-Midland Co.	2,081	91,065

Airlines - 0.7%

Delta Air Lines, Inc.	8,693	319,468
United Continental Holdings, Inc.†	8,781	442,650

		762,118

Apparel Manufacturers - 0.3%

Ralph Lauren Corp.	633	65,591
VF Corp.	4,375	271,469

		337,060

Applications Software - 3.1%

Microsoft Corp.	60,632	3,483,915

Audio/Video Products - 0.3%

Harman International Industries, Inc.	3,550	300,649

Auto-Cars/Light Trucks - 0.5%

Ford Motor Co.	16,673	210,080
General Motors Co.	11,517	367,622

		577,702

Auto-Heavy Duty Trucks - 0.6%

PACCAR, Inc.	10,693	639,869

Auto/Truck Parts & Equipment-Original - 0.2%

Delphi Automotive PLC	3,004	212,263

Banks-Commercial - 0.4%

Regions Financial Corp.	23,521	234,505
SVB Financial Group†	888	98,621
Zions Bancorporation	3,243	99,203

		432,329

Banks-Fiduciary - 0.7%

Bank of New York Mellon Corp.	4,088	170,347
Citizens Financial Group, Inc.	3,498	86,646
State Street Corp.	7,943	557,916

		814,909

Banks-Super Regional - 2.5%

Capital One Financial Corp.	6,618	473,849
KeyCorp	26,226	329,398
Wells Fargo & Co.	39,192	1,990,954

		2,794,201

Beverages-Non-alcoholic - 2.3%

Coca-Cola Co.	19,121	830,425
Dr Pepper Snapple Group, Inc.	1,099	102,976
PepsiCo, Inc.	15,145	1,616,729

		2,550,130

Beverages-Wine/Spirits - 0.4%

Constellation Brands, Inc., Class A	3,027	496,579

Brewery - 0.7%

Boston Beer Co., Inc., Class A†#	339	61,918
Molson Coors Brewing Co., Class B	7,380	755,122

		817,040

Building Products-Cement - 0.1%

Martin Marietta Materials, Inc.	711	130,134

Building Products-Wood - 0.3%

Masco Corp.	8,302	294,555

Building-Residential/Commercial - 0.5%

D.R. Horton, Inc.	6,383	204,639
PulteGroup, Inc.	9,052	193,441
Toll Brothers, Inc.†	4,229	131,480

		529,560

Cable/Satellite TV - 1.9%

Charter Communications, Inc.† Class A	2,539	653,056
Comcast Corp., Class A	19,452	1,269,438
DISH Network Corp., Class A†	4,893	245,775

		2,168,269

Cellular Telecom - 0.2%

T-Mobile US, Inc.†	3,900	180,726

Chemicals-Diversified - 1.5%

Dow Chemical Co.	9,802	525,779
E.I. du Pont de Nemours & Co.	9,874	687,230
Eastman Chemical Co.	7,323	497,159

		1,710,168

Commercial Services-Finance - 0.4%

Automatic Data Processing, Inc.	678	60,891
PayPal Holdings, Inc.†	2,816	104,614
S&P Global, Inc.	505	62,388
Vantiv, Inc., Class A†	2,548	136,930
WEX, Inc.†	1,178	116,987

		481,810

Computer Services - 1.8%

Accenture PLC, Class A	12,730	1,463,950
Cognizant Technology Solutions Corp., Class A†	8,602	494,099
Hewlett Packard Enterprise Co.	2,683	57,631

		2,015,680

Computers - 3.6%

Apple, Inc.	33,467	3,550,849
HP, Inc.	31,011	445,628

		3,996,477

Computers-Memory Devices - 0.2%

Western Digital Corp.	3,731	174,126

Consumer Products-Misc. - 0.8%

Kimberly-Clark Corp.	7,353	941,625

Containers-Metal/Glass - 0.3%

Crown Holdings, Inc.†	6,979	378,471

Containers-Paper/Plastic - 0.2%

Sealed Air Corp.	1,189	56,038
WestRock Co.	4,487	214,927

		270,965

Cosmetics & Toiletries - 1.0%

Procter & Gamble Co.	13,439	1,173,359

Cruise Lines - 0.4%

Royal Caribbean Cruises, Ltd.	5,802	412,580

Data Processing/Management - 0.5%

Fidelity National Information Services, Inc.	7,307	579,664

Diagnostic Equipment - 1.3%

Abbott Laboratories	19,957	838,593
Danaher Corp.	2,439	198,559
Thermo Fisher Scientific, Inc.	2,625	399,499

		1,436,651

Diversified Banking Institutions - 3.7%

Bank of America Corp.	89,068	1,437,557
Citigroup, Inc.	32,059	1,530,497
Goldman Sachs Group, Inc.	1,606	272,153
Morgan Stanley	28,013	898,097

		4,138,304

Diversified Manufacturing Operations - 2.3%

3M Co.	317	56,819
Eaton Corp. PLC	10,354	688,955
General Electric Co.	44,639	1,394,523
Ingersoll-Rand PLC	2,368	161,000
Parker-Hannifin Corp.	1,008	123,510
Pentair PLC	1,042	66,740
Textron, Inc.	1,446	59,069

		2,550,616

E-Commerce/Products - 1.7%

Amazon.com, Inc.†	2,492	1,916,747
eBay, Inc.†	1,046	33,639

		1,950,386

Electric Products-Misc. - 0.1%

Emerson Electric Co.	1,245	65,587

Electric-Integrated - 2.7%

CMS Energy Corp.	8,821	370,217
Edison International	7,990	581,033
Exelon Corp.	2,465	83,810
NextEra Energy, Inc.	7,358	889,877
Public Service Enterprise Group, Inc.	10,353	442,694
WEC Energy Group, Inc.	3,451	206,646
Xcel Energy, Inc.	11,267	466,003

		3,040,280

Electronic Components-Semiconductors - 2.0%

Broadcom, Ltd.	7,790	1,374,312
Texas Instruments, Inc.	13,177	916,328

		2,290,640

Electronic Connectors - 0.6%

Amphenol Corp., Class A	986	61,438
TE Connectivity, Ltd.	10,345	657,631

		719,069

Electronic Forms - 1.0%

Adobe Systems, Inc.†	10,821	1,107,097

Electronic Measurement Instruments - 0.1%

Agilent Technologies, Inc.	1,883	88,463
Fortive Corp.	888	46,771

		135,234

Electronic Security Devices - 0.2%

Allegion PLC	3,724	265,223

Electronics-Military - 0.2%

L-3 Communications Holdings, Inc.	1,836	273,234

Engineering/R&D Services - 0.2%

Fluor Corp.	5,033	261,213

Engines-Internal Combustion - 0.4%

Cummins, Inc.	3,484	437,625

Enterprise Software/Service - 0.2%

Oracle Corp.	4,037	166,405
Workday, Inc., Class A†	716	60,710

		227,115

Finance-Credit Card - 1.5%

American Express Co.	1,739	114,044
Discover Financial Services	5,603	336,180
MasterCard, Inc., Class A	1,084	104,747
Visa, Inc., Class A	13,354	1,080,338

		1,635,309

Finance-Investment Banker/Broker - 0.6%

Charles Schwab Corp.	18,979	597,079
TD Ameritrade Holding Corp.	3,511	115,389

		712,468

Finance-Other Services - 0.4%

Intercontinental Exchange, Inc.	1,648	464,769

Food-Confectionery - 0.3%

Hershey Co.	3,060	305,663
J.M. Smucker Co.	352	49,910

		355,573

Food-Misc./Diversified - 0.9%

Mondelez International, Inc., Class A	22,077	993,907

Food-Retail - 0.5%

Kroger Co.	18,250	583,817

Gas-Distribution - 0.4%

Sempra Energy	4,483	469,057
UGI Corp.	238	10,824

		479,881

Gold Mining - 0.1%

Newmont Mining Corp.	2,886	110,361

Home Decoration Products - 0.1%

Newell Brands, Inc.	1,329	70,543

Instruments-Controls - 1.0%

Honeywell International, Inc.	10,000	1,167,100

Insurance Brokers - 0.3%

Arthur J. Gallagher & Co.	7,147	353,133

Insurance-Multi-line - 2.0%

Chubb, Ltd.	9,192	1,166,741
MetLife, Inc.	21,873	949,288
Voya Financial, Inc.	2,598	75,965

		2,191,994

Insurance-Property/Casualty - 0.3%

XL Group, Ltd.	8,760	299,855

Insurance-Reinsurance - 1.6%

Berkshire Hathaway, Inc., Class B†	10,372	1,560,882
Everest Re Group, Ltd.	925	178,877

		1,739,759

Internet Content-Entertainment - 2.0%

Facebook, Inc., Class A†	17,311	2,183,263

Investment Management/Advisor Services - 0.7%

BlackRock, Inc.	1,893	705,729
Invesco, Ltd.	1,919	59,854

		765,583

Machinery-Farming - 0.0%

Deere & Co.#	370	31,284

Medical Instruments - 0.7%

Boston Scientific Corp.†	30,447	725,247
Medtronic PLC	656	57,092

		782,339

Medical Labs & Testing Services - 0.1%

Quest Diagnostics, Inc.	1,054	87,292

Medical Products - 0.1%

Stryker Corp.	1,057	122,253

Medical-Biomedical/Gene - 3.4%

Alexion Pharmaceuticals, Inc.†	2,798	352,156
Amgen, Inc.	351	59,691
Biogen, Inc.†	2,445	747,265
BioMarin Pharmaceutical, Inc.†	596	55,958
Celgene Corp.†	8,774	936,537
Gilead Sciences, Inc.	13,010	1,019,724
Illumina, Inc.†	1,842	310,082
Vertex Pharmaceuticals, Inc.†	3,350	316,609

		3,798,022

Medical-Drugs - 5.9%

Allergan PLC†	3,787	888,203
Bristol-Myers Squibb Co.	20,613	1,182,980
Eli Lilly & Co.	13,168	1,023,812
Johnson & Johnson	9,732	1,161,417
Merck & Co., Inc.	7,710	484,111
Pfizer, Inc.	53,591	1,864,967

		6,605,490

Medical-Generic Drugs - 0.1%

Mylan NV†	2,252	95,395

Medical-HMO - 2.3%

Aetna, Inc.	5,338	625,187
Anthem, Inc.	655	81,927
Cigna Corp.	1,522	195,212
Humana, Inc.	2,488	444,630
UnitedHealth Group, Inc.	8,670	1,179,554

		2,526,510

Medical-Hospitals - 0.1%

HCA Holdings, Inc.†	787	59,458

Medical-Wholesale Drug Distribution - 0.9%

McKesson Corp.	5,722	1,056,396

Multimedia - 1.9%

Time Warner, Inc.	15,796	1,238,564
Twenty-First Century Fox, Inc., Class A	37,083	910,017

		2,148,581

Networking Products - 0.5%

Cisco Systems, Inc.	17,807	559,852

Oil Companies-Exploration & Production - 3.1%

Cabot Oil & Gas Corp.	12,476	307,284
Concho Resources, Inc.†	1,469	189,795
ConocoPhillips	8,434	346,216
Diamondback Energy, Inc.†	2,641	251,555
EOG Resources, Inc.	5,362	474,483
EQT Corp.	4,827	345,131
Occidental Petroleum Corp.	10,408	799,855
Pioneer Natural Resources Co.	4,004	716,916

		3,431,235

Oil Companies-Integrated - 2.7%

Chevron Corp.	12,951	1,302,612
Exxon Mobil Corp.	19,538	1,702,541

		3,005,153

Oil Field Machinery & Equipment - 0.0%

National Oilwell Varco, Inc.	1,466	49,170

Oil Refining & Marketing - 0.5%

Marathon Petroleum Corp.	4,861	206,641
Valero Energy Corp.	5,498	304,314

		510,955

Oil-Field Services - 0.6%

Baker Hughes, Inc.	2,637	129,556
Halliburton Co.	4,607	198,147
Schlumberger, Ltd.	4,718	372,722

		700,425

Pipelines - 0.2%

Kinder Morgan, Inc.	7,753	169,403

Radio - 0.1%

Sirius XM Holdings, Inc.†#	26,789	110,906

Real Estate Investment Trusts - 2.7%

American Tower Corp.	1,044	118,369
Apartment Investment & Management Co., Class A	2,450	110,691
AvalonBay Communities, Inc.	2,447	428,249
Equinix, Inc.	804	296,395
Essex Property Trust, Inc.	246	55,867
Extra Space Storage, Inc.	697	56,143
HCP, Inc.	6,066	238,576
Kimco Realty Corp.	9,096	273,335
LaSalle Hotel Properties	5,016	140,749
Liberty Property Trust	3,034	125,092
Macerich Co.	331	27,105
Prologis, Inc.	3,736	198,419
Public Storage	512	114,657
Regency Centers Corp.	1,290	103,897
Simon Property Group, Inc.	2,073	446,669
SL Green Realty Corp.	1,545	181,877
STORE Capital Corp.	2,889	85,601

		3,001,691

Retail-Apparel/Shoe - 0.1%

PVH Corp.	484	52,156
Ross Stores, Inc.	1,024	63,734

		115,890

Retail-Auto Parts - 0.4%

O’Reilly Automotive, Inc.†	1,520	425,524

Retail-Automobile - 0.0%

AutoNation, Inc.†	819	38,780

Retail-Building Products - 2.1%

Home Depot, Inc.	10,067	1,350,186
Lowe’s Cos., Inc.	13,429	1,028,124

		2,378,310

Retail-Consumer Electronics - 0.2%

Best Buy Co., Inc.	6,380	245,502

Retail-Discount - 1.0%

Costco Wholesale Corp.	4,410	714,817
Dollar General Corp.	5,344	392,303
Target Corp.	408	28,637
Wal-Mart Stores, Inc.	181	12,931

		1,148,688

Retail-Drug Store - 0.3%

Walgreens Boots Alliance, Inc.	3,730	301,048

Retail-Jewelry - 0.1%

Signet Jewelers, Ltd.	292	23,938
Tiffany & Co.#	1,496	106,770

		130,708

Retail-Major Department Stores - 0.7%

TJX Cos., Inc.	10,032	776,878

Retail-Restaurants - 0.9%

Starbucks Corp.	10,589	595,420
Yum! Brands, Inc.	4,034	365,924

		961,344

Semiconductor Components-Integrated Circuits - 0.6%

Analog Devices, Inc.	4,564	285,524
NXP Semiconductors NV†	4,167	366,779

		652,303

Semiconductor Equipment - 0.9%

KLA-Tencor Corp.	1,831	126,815
Lam Research Corp.	9,043	843,893

		970,708

Steel-Producers - 0.0%

United States Steel Corp.#	994	19,323

Telephone-Integrated - 1.7%

AT&T, Inc.	34,186	1,397,524
Verizon Communications, Inc.	9,464	495,251

		1,892,775

Textile-Home Furnishings - 0.1%

Mohawk Industries, Inc.†	605	128,732

Tobacco - 1.2%

Philip Morris International, Inc.	12,907	1,289,797

Tools-Hand Held - 0.6%

Snap-on, Inc.	1,014	155,436
Stanley Black & Decker, Inc.	4,527	560,216

		715,652

Transport-Rail - 1.5%

Canadian Pacific Railway, Ltd.	2,585	395,789
CSX Corp.	5,622	158,990
Union Pacific Corp.	11,711	1,118,752

		1,673,531

Transport-Services - 0.1%

United Parcel Service, Inc., Class B	1,009	110,203

Web Portals/ISP - 3.0%

Alphabet, Inc., Class A†	2,183	1,724,243
Alphabet, Inc., Class C†	2,202	1,689,044

		3,413,287

Total Long-Term Investment Securities
(cost $95,066,939)		111,118,089

SHORT-TERM INVESTMENT SECURITIES - 0.6%
Registered Investment Companies - 0.2%
State Street Navigator Securities Lending Prime Portfolio 0.43%(1)(2)	197,804	197,804

Time Deposits - 0.4%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/01/16	$484,000	484,000

Total Short-Term Investment Securities
(cost $681,804)		681,804

TOTAL INVESTMENTS
(cost $95,748,743)(3)	99.9%	111,799,893
Other assets less liabilities	0.1	87,880

NET ASSETS	100.0%	$111,887,773

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At August 31, 2016, the Fund had loaned securities with a total value of $330,201. This was secured by collateral of $197,804, which was received in cash and subsequently invested in short-term investments currently valued at $197,804 as reported in the Portfolio of Investments. Additional collateral of $142,383 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2016
United States Treasury Bills	0.00%	09/29/2016 to 11/17/2016	$87,656
United States Treasury Notes/Bonds	0.13% to 8.13%	09/30/2016 to 05/15/2045	54,727

(2)	The rate shown is the 7-day yield as of August 31, 2016
(3)	See Note 5 for cost of investments on a tax basis.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2016	Unrealized Appreciation (Depreciation)
6	Long	S&P 500 E-Mini Index	September 2016	$653,187	$650,850	$(2,337)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$111,118,089	$—	$—	$111,118,089
Short-Term Investment Securities:
Registered Investment Companies	197,804	—	—	197,804
Time Deposits	—	484,000	—	484,000

Total Investments at Value	$111,315,893	$484,000	$—	$111,799,893

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$2,337	$—	$—	$2,337

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS - August 31, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.5%
Commercial Services - 0.2%

Healthcare Services Group, Inc.	17,520	$707,282
HMS Holdings Corp.†	41,500	905,115

		1,612,397

Consulting Services - 0.2%

Advisory Board Co.†	40,711	1,715,969

Dental Supplies & Equipment - 0.6%

Align Technology, Inc.†	20,900	1,941,610
DENTSPLY SIRONA, Inc.	38,756	2,381,944

		4,323,554

Diagnostic Equipment - 3.7%

Abbott Laboratories	31,100	1,306,822
Danaher Corp.	52,500	4,274,025
GenMark Diagnostics, Inc.†#	121,100	1,031,772
Oxford Immunotec Global PLC†#	21,000	217,560
Thermo Fisher Scientific, Inc.	141,500	21,534,885

		28,365,064

Dialysis Centers - 1.5%

DaVita, Inc.†	157,100	10,153,373
Fresenius SE & Co. KGaA	17,407	1,270,237

		11,423,610

Drug Delivery Systems - 0.6%

Catalent, Inc.†	105,000	2,649,150
DexCom, Inc.†	16,300	1,484,767
Nektar Therapeutics†	6,305	112,544

		4,246,461

Electronic Measurement Instruments - 2.0%

Agilent Technologies, Inc.	292,000	13,718,160
Fortive Corp.	26,750	1,408,923

		15,127,083

Human Resources - 0.2%

Team Health Holdings, Inc.†	38,200	1,272,060

Instruments-Controls - 0.4%

Mettler-Toledo International, Inc.†	7,900	3,184,253

Medical Imaging Systems - 0.2%

Lantheus Holdings, Inc.†	147,800	1,407,056

Medical Information Systems - 0.7%

athenahealth, Inc.†#	47,193	5,777,839

Medical Instruments - 3.7%

Bruker Corp.	104,937	2,346,391
Endologix, Inc.†#	44,900	545,984
Intuitive Surgical, Inc.†	26,460	18,162,673
Medtronic PLC	86,621	7,538,626

		28,593,674

Medical Products - 9.1%

Advanced Accelerator Applications SA ADR†#	52,424	1,804,958
Becton Dickinson and Co.	167,440	29,672,042
Cooper Cos., Inc.	30,750	5,717,040
Henry Schein, Inc.†	38,700	6,338,673
K2M Group Holdings, Inc.†#	19,079	303,738
Medgenics, Inc.†	39,000	218,400
Novocure, Ltd.†#	45,849	352,120
Penumbra, Inc.†	917	64,704
Stryker Corp.	105,900	12,248,394
Teleflex, Inc.	14,900	2,728,041
West Pharmaceutical Services, Inc.	58,200	4,762,506
Wright Medical Group NV†#	202,314	5,009,295
Wright Medical Group NV CVR†#	7,700	10,395
Zimmer Biomet Holdings, Inc.	3,100	401,791

		69,632,097

Medical-Biomedical/Gene - 20.8%

Acceleron Pharma, Inc.†	65,800	1,974,658
Acerta Pharma B.V., Class A (entitlement shares)†(2)(3)(4)	854,366	806,436
Acerta Pharma B.V., Class B CVR†(2)(3)(4)	9,771,120	581,382
Achillion Pharmaceuticals, Inc.†	133,911	1,106,105
Acorda Therapeutics, Inc.†	16,700	402,136
Alder Biopharmaceuticals, Inc.†#	14,655	483,175
Alexion Pharmaceuticals, Inc.†	166,283	20,928,378
Alnylam Pharmaceuticals, Inc.†#	53,100	3,709,035
Amgen, Inc.	8,900	1,513,534
Ardelyx, Inc.†	62,972	627,831
Audentes Therapeutics, Inc.†	13,300	208,012
Audentes Therapeutics, Inc.†(1)(3)(4)	16,973	252,185
Bellicum Pharmaceuticals, Inc.†#	39,025	672,010
Biogen, Inc.†	52,839	16,149,184
BioMarin Pharmaceutical, Inc.†	44,600	4,187,494
Bluebird Bio, Inc.†#	70,429	3,474,967
Blueprint Medicines Corp.†#	15,000	418,200
Celgene Corp.†	81,880	8,739,871
Coherus Biosciences, Inc.†	4,539	135,126
Corvus Pharmaceuticals, Inc.†(1)(3)(4)	17,999	233,402
Corvus Pharmaceuticals, Inc.†#	8,200	111,930
Editas Medicine, Inc.†	36,279	610,213
Exelixis, Inc.†	350,685	3,910,138
Gilead Sciences, Inc.	231,900	18,176,322
Incyte Corp.†	160,900	13,048,990
Insmed, Inc.†#	268,400	3,475,780
Intercept Pharmaceuticals, Inc.†#	2,600	385,606
Kite Pharma, Inc.†#	12,877	741,973
Ligand Pharmaceuticals, Inc.†#	11,800	1,219,058
Lion Biotechnologies, Inc.†	18,367	146,201
Novavax, Inc.†#	524,400	3,586,896
Otonomy, Inc.†#	21,900	360,255
Prothena Corp. PLC†#	109,387	5,467,162
Puma Biotechnology, Inc.†	31,355	1,854,648
Regeneron Pharmaceuticals, Inc.†	33,700	13,228,935
REGENXBIO, Inc.†	28,165	329,812
Retrophin, Inc.†#	25,700	411,714
Sage Therapeutics, Inc.†#	19,300	717,381
Seattle Genetics, Inc.†#	24,100	1,073,655
Spark Therapeutics, Inc.†#	86,014	4,866,672
Ultragenyx Pharmaceutical, Inc.†#	46,822	3,086,506
Vertex Pharmaceuticals, Inc.†	162,505	15,358,348
WaVe Life Sciences, Ltd.†	7,700	192,038
Zeneca, Inc. CVR†(2)(3)(4)	23,110	14,213

		158,977,567

Medical-Drugs - 21.6%

AbbVie, Inc.	129,277	8,286,656
ACADIA Pharmaceuticals, Inc.†#	160,627	5,160,946
Aimmune Therapeutics, Inc.†#	39,833	588,333
Alkermes PLC†	155,600	6,810,612
Allergan PLC†	120,780	28,327,741
Amicus Therapeutics, Inc.†#	156,741	1,048,597
Astellas Pharma, Inc.	286,300	4,373,432

BeiGene, Ltd. ADR†#	28,927	830,494
Bristol-Myers Squibb Co.	330,900	18,990,351
Carbylan Therapeutics, Inc.†	14,146	6,637
Chugai Pharmaceutical Co., Ltd.	103,000	3,230,416
Clovis Oncology, Inc.†#	37,900	938,783
CoLucid Pharmaceuticals, Inc.†#	31,800	326,586
DBV Technologies SA ADR†	9,100	314,678
Eli Lilly & Co.	230,100	17,890,275
Endo International PLC†	48,200	997,740
FibroGen, Inc.†	35,700	617,967
Inotek Pharmaceuticals Corp.†#	40,200	285,420
Intra-Cellular Therapies, Inc.†	17,400	701,916
Ironwood Pharmaceuticals, Inc.†#	222,500	2,968,150
Mallinckrodt PLC†	234,544	17,482,910
Merck & Co., Inc.	167,700	10,529,883
Minerva Neurosciences, Inc.†	13,800	168,636
Natco Pharma, Ltd.	45,341	465,224
Ophthotech Corp.†	51,669	2,728,640
Pacira Pharmaceuticals, Inc.†#	48,700	1,929,981
Patheon NV†	21,000	587,790
Radius Health, Inc.†#	30,400	1,667,136
Shire PLC ADR	52,508	9,828,448
TESARO, Inc.†	136,638	11,571,872
TherapeuticsMD, Inc.†#	564,200	3,881,696
Zoetis, Inc.	43,800	2,238,180

		165,776,126

Medical-Generic Drugs - 1.3%

AveXis, Inc.†#	40,636	1,436,076
Teva Pharmaceutical Industries, Ltd. ADR	167,700	8,450,403

		9,886,479

Medical-HMO - 18.1%

Aetna, Inc.	229,253	26,850,111
Anthem, Inc.	104,895	13,120,267
Centene Corp.†	186,300	12,722,427
Cigna Corp.	171,500	21,996,590
Humana, Inc.	158,763	28,372,536
UnitedHealth Group, Inc.	238,500	32,447,925
Universal American Corp.	55,200	395,232
WellCare Health Plans, Inc.†	27,450	3,093,615

		138,998,703

Medical-Hospitals - 4.3%

Acadia Healthcare Co., Inc.†	112,680	5,768,089
Adeptus Health, Inc., Class A†#	32,200	1,370,432
HCA Holdings, Inc.†	209,416	15,821,379
Universal Health Services, Inc., Class B	81,900	9,871,407

		32,831,307

Medical-Outpatient/Home Medical - 0.1%

Amsurg Corp.†	10,157	659,392

Medical-Wholesale Drug Distribution - 2.9%

McKesson Corp.	119,900	22,135,938

Pharmacy Services - 0.3%

Diplomat Pharmacy, Inc.†#	51,700	1,617,693
JAND, Inc. (dba Warby Parker), Class A†(2)(3)(4)	33,706	344,540

		1,962,233

Physicians Practice Management - 0.4%

Envision Healthcare Holdings, Inc.†	126,506	2,714,819

Retail-Convenience Store - 0.1%

CP ALL PCL	494,800	889,812

Retail-Drug Store - 2.4%

CVS Health Corp.	29,098	2,717,753
Raia Drogasil SA	47,000	868,624
Rite Aid Corp.†	367,723	2,768,954
Walgreens Boots Alliance, Inc.	153,155	12,361,140

		18,716,471

Therapeutics - 2.3%

Agios Pharmaceuticals, Inc.†#	18,300	674,172
Aquinox Pharmaceuticals, Inc.†#	21,938	232,981
Axovant Sciences, Ltd.†#	53,804	882,924
Dyax Corp. CVR†(2)(4)	159,200	390,040
GW Pharmaceuticals PLC ADR†	14,777	1,208,020
Merus BV†#	21,900	199,290
Neurocrine Biosciences, Inc.†	274,235	13,289,428
Seres Therapeutics, Inc.†#	21,444	224,519
Xencor, Inc.†	40,200	849,426

		17,950,800

X-Ray Equipment - 0.8%

Hologic, Inc.†	156,100	5,997,362

Total Common Stocks
(cost $644,287,124)		754,178,126

CONVERTIBLE PREFERRED SECURITIES - 0.5%
Medical Information Systems - 0.1%

Doximity, Inc., Series C†(2)(3)(4)	64,785	249,422

Medical-Biomedical/Gene - 0.0%

Ovid Therapeutics, Inc., Series B†(2)(3)(4)	31,882	122,108

Medical-Drugs - 0.3%

Allergan PLC 5.50%	2,970	2,473,000

Pharmacy Services - 0.1%

JAND, Inc. (dba Warby Parker), Series D†(2)(3)(4)	75,264	769,343

Total Convertible Preferred Securities
(cost $3,898,218)		3,613,873

WARRANTS - 0.0%
Medical Products - 0.0%

EnteroMedics, Inc.† Expires 09/28/2016 (Strike price $1.90) (Cost $0)	6,300	0

CONVERTIBLE BONDS & NOTES - 0.1%
Medical-Drugs - 0.1%

Ironwood Pharmaceuticals, Inc. Senior Notes 2.25% due 06/15/2022 (cost $865,000)	865,000	922,306

Total Long-Term Investment Securities
(cost $649,050,342)		758,714,305

SHORT-TERM INVESTMENT SECURITIES - 6.4%
Registered Investment Companies - 6.4%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.26%(6)	500,104	500,104
State Street Navigator Securities Lending Prime Portfolio 0.43%(5)(6)	47,066,106	47,066,106
T. Rowe Price Government Reserve Fund 0.32%(6)	1,820,764	1,820,764

Total Short-Term Investment Securities
(cost $49,386,974)		49,386,974

TOTAL INVESTMENTS
(cost $698,437,316)(7)	105.5%	808,101,279
Liabilities in excess of other assets	(5.5)	(42,170,704)

NET ASSETS	100.0%	$765,930,575

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs (see Note 1).
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2016, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Acerta Pharma B.V.	2/2/2016	854,366	854,366	806,436	0.94	0.11%
Class A (entitlement shares)
Acerta Pharma B.V.
Class B CVR	2/2/2016	9,771,120	249,853	581,382	0.06	0.08%
Audentes Therapeutics, Inc.	10/8/2015	16,973	255,036	252,185	14.86	0.03%
Corvus Pharmaceuticals, Inc.	9/16/2015	17,999	252,166	233,402	12.97	0.03%
JAND, Inc. (dba Warby Parker)
Class A	4/23/2015	33,706	387,123	344,540	10.22	0.04%
Zeneca, Inc. CVR	7/19/2013	23,110	0	14,213	0.62	0.00%

Convertible Preferred Securities
Doximity, Inc.
Series C	4/10/2014	64,785	312,316	249,422	3.85	0.03%
JAND, Inc. (dba Warby Parker)
Series D	4/23/2015	75,264	864,430	769,343	10.22	0.10%
Ovid Therapeutics, Inc.
Series B	8/10/2015	31,882	198,625	122,108	3.83	0.02%

				$3,373,031		0.44%

(4)	Illiquid security. At August 31, 2016, the aggregate value of these securities was $3,763,071 representing 0.5% of net assets.
(5)	At August 31, 2016, the Fund had loaned securities with a total value of $49,398,637. This was secured by collateral of $47,066,106, which was received in cash and subsequently invested in short-term investments currently valued at $47,066,106 as reported in the Portfolio of Investments. Additional collateral of $4,340,234 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2016
United States Treasury Bills	0.00%	09/15/2016 to 05/25/2017	$57,308
United States Treasury Notes/Bonds	zero coupon to 8.88%	09/15/2016 to 05/15/2046	4,282,926

(6)	The rate shown is the 7-day yield as of August 31,2016
(7)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depositary Receipt
CVR	- Contingent Value Rights

Exchange Traded Written Call Options

Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received	Value at August 31,2016	Unrealized Appreciation (Depreciation)
Allergan PLC	January 2017	$270.00	70	$104,802	$30,800	$74,002
Intuitive Surgical Inc.	October 2016	700.00	9	20,767	15,255	5,512
Neurocrine Biosciences, Inc.	November 2016	50.00	90	56,467	34,200	22,267
Neurocrine Biosciences, Inc.	November 2016	55.00	227	128,833	36,887	91,946
Spark Therapeutics	September 2016	50.00	99	53,549	65,835	(12,286)
Spark Therapeutics	September 2016	60.00	23	11,581	2,358	9,223
Spark Therapeutics	December 2016	60.00	28	16,715	15,400	1,315

			546	$392,714	$200,735	$191,979

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical - Biomedical/Gene	157,089,949	485,587	1,402,031	158,977,567
Pharmacy Services	1,617,693	—	344,540	1,962,233
Therapeutics	17,560,760	—	390,040	17,950,800
Other Industries	575,287,526	—	—	575,287,526
Convertible Preferred Securities:
Medical - Drugs	2,473,000	—	—	2,473,000
Other Industries	—	—	1,140,873	1,140,873
Warrants	—	0	—	0
Convertible Bonds & Notes	—	922,306	—	922,306
Short-Term Investment Securities	49,386,974	—	—	49,386,974

Total Investments at Value	$803,415,902	$1,407,893	$3,277,484	$808,101,279

Other Financial Instruments:†
Exchange Traded Written Call Options	$204,266	$—	$—	$204,266

LIABILITIES:
Other Financial Instruments:†
Exchange Traded Written Call Options	$12,286	$—	$—	$12,286

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS - August 31, 2016 - (unaudited)

Security Description	Principal Amount(1)/ Shares	Value (Note 1)
ASSET BACKED SECURITIES - 1.1%
Diversified Financial Services - 1.1%

Chase Issuance Trust FRS Series 2016-A1, Class A 0.92% due 05/17/2021	$2,000,000	$2,008,199
Chase Issuance Trust Series 2016-A4, Class A4 1.49% due 07/15/2022	2,000,000	1,997,502
Commercial Mtg. Trust Series 2015-CR24, Class A2 3.02% due 08/10/2048(2)	171,855	179,953
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A2 2.97% due 04/15/2050(2)	102,600	106,826
GS Mtg. Securities Corp. II Series GC30, Class A2 2.73% due 05/10/2050(2)	192,375	198,121
Invitation Homes Trust FRS Series 2014-SFR1, Class A 1.51% due 06/17/2031*	781,325	777,014

Total Asset Backed Securities
(cost $5,266,237)		5,267,615

U.S. CORPORATE BONDS & NOTES - 16.7%
Auto-Cars/Light Trucks - 0.6%

Ford Motor Credit Co. LLC FRS Senior Notes 1.65% due 08/12/2019	750,000	753,637
Toyota Motor Credit Corp. FRS Senior Notes 1.50% due 02/13/2020	2,000,000	1,982,698

		2,736,335

Banks-Commercial - 0.3%

BB&T Corp. FRS Senior Notes 1.40% due 01/15/2020	653,000	654,859
BNP Paribas US LLC FRS Company Guar. Notes 1.69% due 04/03/2017	674,000	668,136

		1,322,995

Banks-Super Regional - 0.9%

Wells Fargo & Co. FRS Senior Notes 2.35% due 03/31/2021	2,000,000	2,076,788
Wells Fargo Bank NA FRS Senior Notes 1.23% due 09/07/2017	2,000,000	2,005,308

		4,082,096

Coatings/Paint - 0.1%

RPM International, Inc. Senior Notes 5.25% due 06/01/2045	443,000	472,692

Diversified Banking Institutions - 7.9%

Bank of America Corp. FRS Senior Notes 2.12% due 11/19/2024	2,000,000	1,817,500
Bank of America Corp. FRS Senior Notes 3.12% due 02/18/2020	1,600,000	1,606,720
Citigroup, Inc. FRS Senior Notes 1.39% due 03/27/2025	2,000,000	1,931,960
Citigroup, Inc. FRS Senior Notes 1.95% due 08/02/2021#	1,103,000	1,115,773
Citigroup, Inc. FRS Senior Notes 2.02% due 09/29/2024	2,000,000	1,968,340
Citigroup, Inc. FRS Senior Notes 2.29% due 09/01/2023	2,000,000	2,010,334
Citigroup, Inc. FRS Senior Notes 3.51% due 03/30/2020	4,000,000	4,212,000
Goldman Sachs Group, Inc. FRS Senior Notes 1.87% due 04/23/2020	1,057,000	1,067,497
Goldman Sachs Group, Inc. FRS Senior Notes 2.42% due 08/30/2023	4,000,000	4,082,940
JPMorgan Chase & Co. FRS Senior Notes 2.26% due 12/20/2023	2,000,000	2,028,400
JPMorgan Chase & Co. FRS Senior Notes 3.01% due 02/25/2021	1,000,000	1,028,300
JPMorgan Chase & Co. FRS Senior Notes 3.09% due 04/28/2020	5,000,000	5,138,500
Morgan Stanley FRS Senior Notes 1.13% due 10/18/2016	400,000	400,222
Morgan Stanley FRS Senior Notes 2.57% due 08/24/2023	468,000	466,830
Morgan Stanley FRS Senior Notes 3.02% due 12/15/2019	1,813,000	1,790,338
Morgan Stanley FRS Senior Notes 3.02% due 01/24/2020	2,203,000	2,208,507
Morgan Stanley FRS Senior Notes 3.02% due 04/25/2023	3,870,000	3,749,062
Morgan Stanley FRS Senior Notes 3.02% due 06/09/2023	664,000	652,380

		37,275,603

Diversified Financial Services - 0.4%

Morgan Stanley & Co. LLC FRS Senior Notes 3.02% due 02/11/2020	2,000,000	2,045,000

Finance-Consumer Loans - 1.1%

SLM Corp. FRS Senior Notes 3.17% due 12/15/2020	2,017,000	1,738,452

SLM Corp. FRS Senior Notes 3.27% due 05/03/2019	3,745,000	3,534,531

		5,272,983

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 04/14/2011†	400,000	28,500
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 06/10/2014†	578,000	41,327
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 11/01/2014†	1,000,000	71,250

		141,077

Insurance-Life/Health - 0.9%

Allstate Life Global Funding Trusts FRS Senior Sec. Notes 1.53% due 11/25/2016	1,744,000	1,739,640
Pacific Life Global Funding FRS Senior Notes 3.13% due 06/02/2018*	300,000	295,110
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	307,000	341,009
Prudential Financial, Inc. FRS Senior Notes 3.76% due 05/23/2018	2,000,000	2,045,000

		4,420,759

Insurance-Multi-line - 1.1%

Monumental Global Funding III FRS Senior Sec. Notes 3.20% due 05/22/2018*	5,000,000	5,257,170

Metal-Copper - 0.2%

Freeport-McMoRan, Inc. Company Guar. Notes 2.30% due 11/14/2017	1,027,000	1,009,028

Metal-Diversified - 0.6%

Glencore Funding LLC FRS Company Guar. Notes 1.74% due 04/16/2018*#	1,603,000	1,578,955
Glencore Funding LLC Company Guar. Notes 4.00% due 04/16/2025*	1,105,000	1,088,425

		2,667,380

Oil Companies-Exploration & Production - 1.1%

Anadarko Petroleum Corp. Senior Notes 4.85% due 03/15/2021	3,490,000	3,715,301
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	1,355,000	1,564,217

		5,279,518

Pipelines - 0.3%

EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	1,192,000	1,189,218

Real Estate Investment Trusts - 0.0%

Columbia Property Trust Operating Partnership LP Company Guar. Notes 3.65% due 08/15/2026	182,000	182,874

Special Purpose Entity - 0.9%

Hartford Life Institutional Funding FRS Senior Sec. Notes 3.31% due 05/08/2018*(4)	3,985,000	4,012,935

Steel Pipe & Tube - 0.1%

Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	270,000	257,240

Telephone-Integrated - 0.2%

Verizon Communications, Inc. FRS Senior Notes 1.06% due 06/09/2017	1,000,000	1,001,357

Total U.S. Corporate Bonds & Notes
(cost $78,137,341)		78,626,260

FOREIGN CORPORATE BONDS & NOTES - 5.9%
Banks-Commercial - 1.0%

ANZ New Zealand Int’l, Ltd. FRS Company Guar. Notes 1.75% due 07/28/2021*	1,150,000	1,155,646
Banco Santander Chile FRS Senior Notes 1.56% due 04/11/2017*	800,000	799,600
Barclays Bank PLC FRS Senior Notes 1.51% due 03/10/2017	2,466,000	2,453,670
Standard Chartered PLC FRS Senior Notes 1.94% due 08/19/2019*	470,000	472,472

		4,881,388

Chemicals-Plastics - 0.1%

Mexichem SAB de CV Company Guar. Notes 5.88% due 09/17/2044*	320,000	321,920

Diversified Banking Institutions - 3.2%

Barclays PLC FRS Senior Notes 2.92% due 08/10/2021	553,000	564,532
BNP Paribas SA FRS Senior Notes 2.15% due 12/21/2020	431,000	422,380
Credit Suisse Group Funding Guernsey, Ltd. FRS Company Guar. Notes 2.97% due 04/16/2021*	2,299,000	2,384,826
Royal Bank of Scotland PLC FRS Company Guar. Notes 2.77% due 03/31/2018	2,000,000	2,011,480

Societe Generale SA FRS Company Guar. Notes 3.60% due 05/03/2023(4)(10)	10,000,000	9,645,000

		15,028,218

Diversified Minerals - 0.2%

Anglo American Capital PLC Company Guar. Notes 2.63% due 09/27/2017*	350,000	350,438
Glencore Finance Canada, Ltd. Company Guar. Notes 2.70% due 10/25/2017*	547,000	549,833

		900,271

Gold Mining - 0.6%

Goldcorp, Inc. Senior Notes 2.13% due 03/15/2018	2,347,000	2,353,510
Newcrest Finance Pty, Ltd. Company Guar. Notes 5.75% due 11/15/2041*	553,000	578,646

		2,932,156

Medical-Generic Drugs - 0.3%

Actavis Funding SCS FRS Company Guar. Notes 1.55% due 09/01/2016	1,066,000	1,066,000
Actavis Funding SCS FRS Company Guar. Notes 1.74% due 03/12/2018	439,000	442,644

		1,508,644

Metal-Iron - 0.2%

Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	1,099,000	1,137,465

Telephone-Integrated - 0.3%

Telefonica Emisiones SAU FRS Company Guar. Notes 1.29% due 06/23/2017	1,200,000	1,198,630

Total Foreign Corporate Bonds & Notes
(cost $28,123,449)		27,908,692

U.S. GOVERNMENT AGENCIES - 2.7%
Federal Home Loan Mtg. Corp. - 1.8%

Federal Home Loan Mtg. Corp. REMIC
Series 4012, Class NF 0.96% due 12/15/2038 FRS(5)	964,649	974,303
Series 3925, Class FL 0.96% due 01/15/2041 FRS(5)	1,018,330	1,018,755
Series 4001, Class FM 1.01% due 02/15/2042 FRS(5)	555,084	555,890
Series 3355, Class BF 1.21% due 08/15/2037 FRS(5)	611,428	618,298
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk
Series 2014-DN2, Class M2 2.17% due 04/25/2024 FRS(5)	2,500,000	2,521,057
Series 2014-DN1, Class M2 2.72% due 02/25/2024 FRS(5)	1,685,000	1,727,221
Series 2015-HQ1, Class M2 2.72% due 03/25/2025 FRS(5)	1,000,000	1,017,382

		8,432,906

Federal National Mtg. Assoc. - 0.8%
Fannie Mae Connecticut Avenue Securities
Series 2014-C01, Class M1 2.12% due 01/25/2024 FRS(5)	13,461	13,559
Series 2013-C01, Class M1 2.52% due 10/25/2023 FRS(5)	255,041	257,538
Federal National Mtg. Assoc. REMIC
Series 2012-93, Class BF 0.92% due 09/25/2042 FRS(5)	1,458,740	1,455,624
Series 2011-103, Class FD 0.97% due 05/25/2040 FRS(5)	2,297,966	2,308,183

		4,034,904

Government National Mtg. Assoc. - 0.1%
Government National Mtg. Assoc. REMIC FRS Series 2010-14, Class FN 1.06% due 02/16/2040(5)	546,669	550,219

Total U.S. Government Agencies
(cost $12,925,351)		13,018,029

U.S. GOVERNMENT TREASURIES - 54.6%
United States Treasury Bonds TIPS(6) - 25.6%

0.75% due 02/15/2045	4,994,427	5,191,487
1.00% due 02/15/2046	5,578,771	6,219,342
1.38% due 02/15/2044	4,431,204	5,289,440
1.75% due 01/15/2028	19,442,436	22,637,645
2.00% due 01/15/2026	9,726,623	11,331,895
2.13% due 02/15/2040	2,676,192	3,580,458
2.13% due 02/15/2041	4,589,335	6,195,942
2.38% due 01/15/2025	3,835,800	4,539,558
2.50% due 01/15/2029	9,541,675	12,070,276
3.63% due 04/15/2028	13,411,080	18,464,201
3.88% due 04/15/2029	17,226,323	24,745,095

		120,265,339

United States Treasury Notes TIPS(6) - 29.0%

0.13% due 04/15/2017	19,829,892	19,802,011
0.13% due 04/15/2018	8,914,401	8,956,682
0.13% due 04/15/2019	3,990,813	4,026,140
0.13% due 04/15/2020	4,462,481	4,506,294
0.13% due 04/15/2021	4,321,825	4,366,392
0.13% due 07/15/2022	3,668,175	3,709,453
0.13% due 01/15/2023	16,235,802	16,334,093
0.13% due 07/15/2024	5,328,855	5,352,451
0.13% due 07/15/2026	3,902,531	3,911,608
0.25% due 01/15/2025	4,579,020	4,622,168
0.38% due 07/15/2025	3,309,715	3,386,517
0.63% due 07/15/2021	1,069,340	1,110,503
0.63% due 01/15/2024	1,848,927	1,922,507
0.63% due 01/15/2026	5,740,690	5,989,004
1.13% due 01/15/2021	9,364,960	9,871,707
1.25% due 07/15/2020	3,315,390	3,511,737

1.38% due 07/15/2018	12,182,494	12,618,956
1.38% due 01/15/2020	6,687,180	7,045,011
1.88% due 07/15/2019	1,693,155	1,805,320
2.38% due 01/15/2017	4,780,440	4,810,877
2.63% due 07/15/2017	8,837,812	9,085,686

		136,745,117

Total U.S. Government Treasuries
(cost $236,439,234)		257,010,456

FOREIGN GOVERNMENT OBLIGATIONS - 10.9%
Sovereign - 10.9%
Brazil Notas do Tesouro Nacional Series F Notes 10.00% due 01/01/2019	BRL 7,000,000	2,115,753
Commonwealth of Australia Senior Notes 2.50% due 09/20/2030(6)	AUD 3,143,800	3,065,961
Commonwealth of Australia Senior Notes 3.00% due 09/20/2025(6)	AUD 15,703,460	14,768,185
Government of Canada Bonds 4.25% due 12/01/2021(6)	CAD 18,428,780	17,470,241
Republic of Italy Senior Notes 0.10% due 05/15/2022*(6)	EUR 2,024,840	2,276,898
Republic of Italy Senior Notes 1.25% due 09/15/2032*(6)	EUR 2,006,440	2,461,391
United Kingdom Inflation Linked Gilt Treasury Senior Notes 0.13% due 03/22/2029(6)	GBP 3,889,185	6,622,863
United Kingdom Inflation Linked Gilt Treasury Bonds 0.13% due 03/22/2044(6)	GBP 379,806	833,831
United Mexican States Bonds 2.50% due 12/10/2020(6)	MXN 37,777,872	2,020,241

Total Foreign Government Obligations
(cost $56,478,810)		51,635,364

PREFERRED SECURITIES - 1.7%
Banks-Super Regional - 0.2%
Wells Fargo & Co. FRS 5.85%	40,000	1,119,200

Electric-Integrated - 0.0%
Alabama Power Co. 6.50%	770	21,368

Finance-Consumer Loans - 0.7%
Navient Corp. FRS 3.02%#	84,412	2,098,482
Navient Corp. FRS 3.07%	37,607	934,534

		3,033,016

Insurance-Life/Health - 0.8%
Prudential Financial, Inc. FRS 3.42%	139,445	3,667,403

Total Preferred Securities
(cost $7,502,407)		7,840,987

PREFERRED SECURITIES/CAPITAL SECURITIES - 3.4%
Banks-Commercial - 0.4%

Corestates Capital II FRS 1.33% due 01/15/2027*	512,000	451,584
Standard Chartered PLC FRS 6.41% due 01/30/2017*#(3)	1,300,000	1,233,050
Standard Chartered PLC VRS 7.50% due 04/02/2022*(3)	400,000	399,600

		2,084,234

Banks-Fiduciary - 0.3%

State Street Capital Trust IV FRS 1.65% due 06/01/2077	1,362,000	1,167,915

Banks-Super Regional - 0.4%

SunTrust Capital III FRS 1.30% due 03/15/2028	707,000	583,275
Wachovia Capital Trust II FRS 1.18% due 01/15/2027	774,000	681,120
Wells Fargo Capital II FRS 1.26% due 01/30/2027	554,000	488,628

		1,753,023

Diversified Banking Institutions - 1.1%

BAC Capital Trust XIV FRS Series G 4.00% due 09/19/2016(3)	2,100,000	1,717,779
BNP Paribas SA FRS 7.44% due 10/23/2017(3)	GBP 200,000	278,519
Goldman Sachs Capital III FRS 4.00% due 10/03/2016#(3)	85,000	69,840
JPMorgan Chase Capital XIII FRS Series M 1.58% due 09/30/2034	2,148,000	1,772,530
JPMorgan Chase Capital XXI FRS Series U 1.71% due 01/15/2087	1,058,000	855,657
Royal Bank of Scotland Group PLC VRS 8.63% due 08/15/2021(3)	366,000	372,863

		5,067,188

Electric-Integrated - 0.2%

Dominion Resources, Inc. FRS 2.93% due 09/30/2066	1,200,000	948,000

Insurance-Life/Health - 0.1%

Prudential Financial, Inc. FRS 8.88% due 06/15/2068	554,000	616,380

Insurance-Multi-line - 0.7%

Genworth Holdings, Inc. FRS 6.15% due 11/15/2066	800,000	312,000
XLIT, Ltd. FRS Series E 6.50% due 04/15/2017(3)	4,083,000	3,056,125

		3,368,125

Insurance-Property/Casualty - 0.1%

Chubb Corp. FRS 6.38% due 03/29/2067	500,000	467,188

Pipelines - 0.1%

DCP Midstream LLC FRS 5.85% due 05/21/2043*	493,000	377,145

Total Preferred Securities/Capital Securities
(cost $17,548,126)		15,849,198

Total Long-Term Investment Securities
(cost $442,420,955)		457,156,601

SHORT-TERM INVESTMENT SECURITIES - 3.3%
Registered Investment Companies - 0.5%

State Street Navigator Securities Lending Prime Portfolio 0.43%(7)(8)	2,474,505	2,474,505

Time Deposits - 2.8%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/01/2016	12,938,000	12,938,000

Total Short-Term Investment Securities
(cost $15,412,505)		15,412,505

TOTAL INVESTMENTS
(cost $457,833,460) (9)	100.3%	472,569,106
Liabilities in excess of other assets	(0.3)	(1,585,028)

NET ASSETS	100.0%	$470,984,078

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2016, the aggregate value of these securities was $27,163,667 representing 5.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Denominated in United States Dollars unless otherwise indicated.
(2)	Commercial Mortgage Backed Security
(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(5)	Collateralized Mortgage Obligation
(6)	Principal amount of security is adjusted for inflation.
(7)	At August 31, 2016, the Fund had loaned securities with a total value of $2,420,746. This was secured by collateral of $2,474,505, which was received in cash and subsequently invested in short-term investments currently valued at $2,474,505 as reported in the portfolio of investments.
(8)	The rate shown is the 7-day yield as of August 31, 2016.
(9)	See Note 5 for cost of investments on a tax basis.
(10)	Illiquid security. At August 31, 2016, the aggregate value of these securities was $9,645,000, representing 2.0% of net assets.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

EUR - Euro Dollar

GBP - British Pound

MXN - Mexican Peso

REMIC - Real Estate Mortgage Investment Conduit

TIPS - Treasury Inflation Protected Security

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of August 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$5,267,615	$—	$5,267,615
U.S. Corporate Bonds & Notes:
Diversified Banking Institutions	—	27,243,366	10,032,237	37,275,603
Diversified Financial Services	—	—	2,045,000	2,045,000
Special Purpose Entity	—	—	4,012,935	4,012,935
Other Industries	—	35,292,722	—	35,292,722
Foreign Corporate Bonds & Notes:
Diversified Banking Institutions	—	4,960,838	10,067,380	15,028,218
Other Industries	—	12,880,474	—	12,880,474
U.S. Government Agencies	—	13,018,029	—	13,018,029
U.S. Government Treasuries	—	257,010,456	—	257,010,456
Foreign Government Obligations	—	51,635,364	—	51,635,364
Preferred Securities	7,840,987	—	—	7,840,987
Preferred Securities/Capital Securities	—	15,849,198	—	15,849,198
Short-Term Investment Securities:
Registered Investment Companies	2,474,505	—	—	2,474,505
Time Deposits	—	12,938,000	—	12,938,000

Total Investments at Value	$10,315,492	$436,096,062	$26,157,552	$472,569,106

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $12,077,237 were transferred from Level 2 to Level 3 following a reassessment of inputs. There were no additional transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
Balance as of 05/31/2016	$4,012,935	$9,901,001
Accrued discounts	—	287
Accrued premiums	(12,980)	—
Realized gain	—	—
Realized loss	—	—
Change in unrealized appreciation(1)	—	—
Change in unrealized depreciation(1)	12,980	166,092
Net purchases	—	—
Net sales	—	—
Transfers into Level 3	12,077,237	—
Transfers out of Level 3	—	—

Balance as of 08/31/2016	$16,090,172	$10,067,380

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at August 31, 2016 includes:

U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
$12,980	$166,092

The Fund’s securities classified as Level 3, with a fair value of $26,157,552 at August 31, 2016, are attributable to valuations from a single broker which were deemed to be indicative quotes (which do not necessarily represent prices the broker may be willing to trade on).

See Notes to Portfolio of Investments

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.1%
Australia - 6.9%

AGL Energy, Ltd.	50,755	$707,589
Alumina, Ltd.#	197,532	197,445
Amcor, Ltd.	88,188	1,060,443
AMP, Ltd.	220,991	873,612
APA Group	84,538	587,059
Aristocrat Leisure, Ltd.	40,794	462,947
ASX, Ltd.	14,935	574,128
Aurizon Holdings, Ltd.	161,995	534,471
AusNet Services	131,509	169,997
Australia & New Zealand Banking Group, Ltd.	216,430	4,375,501
Bank of Queensland, Ltd.	27,861	220,906
Bendigo & Adelaide Bank, Ltd.#	33,627	277,491
BGP Holdings PLC†(1)(2)	835,027	0
BHP Billiton, Ltd.	239,715	3,680,625
Boral, Ltd.	55,757	276,987
Brambles, Ltd.	117,238	1,085,518
Caltex Australia, Ltd.	20,446	521,682
Challenger, Ltd.	43,249	298,710
CIMIC Group, Ltd.	7,987	177,738
Coca-Cola Amatil, Ltd.	44,505	327,119
Cochlear, Ltd.	4,434	469,531
Commonwealth Bank of Australia	127,221	6,865,968
Computershare, Ltd.	36,757	272,932
Crown Resorts, Ltd.	28,179	278,066
CSL, Ltd.	34,461	2,799,701
Dexus Property Group	72,260	527,864
Domino’s Pizza Enterprises, Ltd.	4,553	258,997
DUET Group	170,456	336,919
Flight Centre Travel Group, Ltd.#	4,399	121,829
Fortescue Metals Group, Ltd.	116,406	428,676
Goodman Group	133,938	764,018
GPT Group	130,772	523,842
Harvey Norman Holdings, Ltd.#	41,371	167,277
Healthscope, Ltd.	121,971	280,502
Incitec Pivot, Ltd.	129,131	276,588
Insurance Australia Group, Ltd.	181,806	759,698
LendLease Group	42,775	444,279
Macquarie Group, Ltd.	22,533	1,366,629
Medibank Pvt., Ltd.	210,107	424,767
Mirvac Group	287,211	500,780
National Australia Bank, Ltd.	196,925	4,046,294
Newcrest Mining, Ltd.†	58,287	972,046
Orica, Ltd.	29,022	321,938
Origin Energy, Ltd.	131,170	518,535
Platinum Asset Management, Ltd.#	17,244	69,723
Qantas Airways, Ltd.	39,676	96,612
QBE Insurance Group, Ltd.	103,202	769,410
Ramsay Health Care, Ltd.	10,350	645,386
REA Group, Ltd.	4,157	183,109
Rio Tinto, Ltd.	32,022	1,145,548
Santos, Ltd.	124,743	416,253
Scentre Group	396,053	1,479,339
SEEK, Ltd.#	25,888	312,660
Sonic Healthcare, Ltd.	29,633	512,226
South32, Ltd.†	408,752	589,820
Stockland	180,497	657,915
Suncorp Group, Ltd.	95,379	911,080
Sydney Airport	84,807	464,003
Tabcorp Holdings, Ltd.	58,533	218,633
Tatts Group, Ltd.	108,548	310,817
Telstra Corp., Ltd.	325,547	1,286,938
TPG Telecom, Ltd.	25,397	232,672
Transurban Group	151,295	1,303,068
Treasury Wine Estates, Ltd.	55,006	464,246
Vicinity Centres	253,529	630,687
Vocus Communications, Ltd.#	33,563	193,975
Wesfarmers, Ltd.	84,896	2,707,825
Westfield Corp.	146,976	1,128,900
Westpac Banking Corp.	248,722	5,506,872
Woodside Petroleum, Ltd.	55,219	1,188,141
Woolworths, Ltd.#	95,189	1,696,197

		65,259,699

Austria - 0.2%

ANDRITZ AG	5,683	289,982
Erste Group Bank AG	21,641	607,952
OMV AG	11,211	314,134
Raiffeisen Bank International AG†	9,092	129,205
voestalpine AG	8,648	286,209

		1,627,482

Belgium - 1.3%

Ageas	14,947	516,351
Anheuser-Busch InBev SA/NV#	59,981	7,429,891
Colruyt SA	4,987	273,715
Groupe Bruxelles Lambert SA	6,303	553,104
KBC Group NV†	18,734	1,108,996
Proximus SADP	11,801	361,073
Solvay SA	5,562	610,549
Telenet Group Holding NV†	4,104	192,474
UCB SA	9,717	797,846
Umicore SA#	7,186	424,347

		12,268,346

Bermuda - 0.3%

Cheung Kong Infrastructure Holdings, Ltd.	50,000	419,913
First Pacific Co., Ltd.	182,000	136,308
Hongkong Land Holdings, Ltd.	87,700	569,173
Jardine Matheson Holdings, Ltd.	18,296	1,095,016
Kerry Properties, Ltd.	49,500	143,889
Li & Fung, Ltd.	446,000	229,395
Noble Group, Ltd.†	333,000	29,085
NWS Holdings, Ltd.	114,000	203,678
Shangri-La Asia, Ltd.	80,000	86,625
Yue Yuen Industrial Holdings, Ltd.	55,000	233,966

		3,147,048

Cayman Islands - 0.6%

ASM Pacific Technology, Ltd.	18,500	144,040
Cheung Kong Property Holdings, Ltd.	200,808	1,410,759
CK Hutchison Holdings, Ltd.	201,308	2,587,210
Melco Crown Entertainment, Ltd. ADR	14,300	185,614
MGM China Holdings, Ltd.	73,600	113,281
Sands China, Ltd.	185,600	729,715
WH Group, Ltd.*	448,000	352,276
Wynn Macau, Ltd.#	120,400	167,620

		5,690,515

Denmark - 1.8%

AP Moeller - Maersk A/S, Series A	295	420,487

AP Moeller - Maersk A/S, Series B	475	710,161
Carlsberg A/S, Class B	7,969	747,105
Chr. Hansen Holding A/S	7,407	449,178
Coloplast A/S, Class B#	8,636	656,900
Danske Bank A/S	53,590	1,572,704
DSV A/S	14,033	695,982
Genmab A/S†	4,225	675,048
ISS A/S	12,392	501,854
Novo Nordisk A/S, Class B	138,537	6,492,981
Novozymes A/S, Class B#	17,582	762,372
Pandora A/S	8,673	1,078,941
TDC A/S	62,075	343,130
Tryg A/S#	8,340	166,377
Vestas Wind Systems A/S	16,706	1,385,928
William Demant Holding A/S†#	8,770	183,237

		16,842,385

Finland - 0.9%

Elisa Oyj	11,218	394,664
Fortum Oyj	34,254	528,807
Kone Oyj, Class B	25,563	1,284,567
Metso Oyj	8,711	243,889
Neste Oyj	9,796	408,012
Nokia OYJ	430,677	2,421,210
Nokian Renkaat Oyj	8,774	316,804
Orion Oyj, Class B	7,747	293,289
Sampo Oyj, Class A†	33,480	1,437,419
Stora Enso Oyj, Class R	42,854	378,349
UPM-Kymmene Oyj	39,768	798,910
Wartsila Oyj Abp	11,451	471,069

		8,976,989

France - 8.9%

Accor SA	13,208	498,634
Aeroports de Paris	2,302	237,518
Air Liquide SA	25,726	2,821,685
Alstom SA†	11,484	303,785
Arkema SA	4,967	443,401
Atos SE	6,561	645,562
AXA SA	144,853	3,040,866
BNP Paribas SA	79,021	4,019,807
Bollore SA#	65,735	237,423
Bouygues SA	15,289	484,849
Bureau Veritas SA	19,989	428,543
Capgemini SA	12,284	1,196,749
Carrefour SA	41,820	1,052,848
Casino Guichard Perrachon SA	4,374	216,358
Christian Dior SE	4,195	725,294
Cie de Saint-Gobain	35,516	1,557,714
Cie Generale des Etablissements Michelin	13,582	1,443,799
CNP Assurances	13,363	215,090
Credit Agricole SA	77,324	732,272
Danone SA	44,012	3,343,737
Dassault Systemes	9,577	806,755
Edenred#	15,896	346,113
Eiffage SA	4,275	334,752
Electricite de France SA#	18,697	239,422
Engie SA	110,824	1,766,511
Essilor International SA	15,292	1,941,992
Eurazeo SA	3,271	198,449
Eutelsat Communications SA	11,799	229,334
Fonciere Des Regions	2,208	206,294
Gecina SA	3,041	475,740
Groupe Eurotunnel SE	36,473	401,142
Hermes International	2,007	847,575
ICADE	2,881	222,318
Iliad SA	2,047	422,073
Imerys SA	2,665	187,784
Ingenico Group SA	4,150	446,895
JCDecaux SA#	5,180	177,963
Kering	5,771	1,094,013
Klepierre	16,552	775,628
L’Oreal SA	19,012	3,591,395
Lagardere SCA	9,521	232,211
Legrand SA	20,150	1,207,203
LVMH Moet Hennessy Louis Vuitton SE	20,810	3,521,339
Natixis SA	71,670	317,059
Orange SA	148,018	2,260,311
Pernod Ricard SA	15,888	1,823,622
Peugeot SA†	36,154	533,338
Publicis Groupe SA	14,170	1,051,885
Remy Cointreau SA#	1,868	163,005
Renault SA	14,319	1,170,917
Rexel SA	22,660	364,102
Safran SA	23,517	1,644,224
Sanofi	87,635	6,751,764
Schneider Electric SE	41,604	2,835,015
SCOR SE	11,847	348,539
SFR Group SA	7,476	198,888
Societe BIC SA	2,238	326,651
Societe Generale SA	57,119	2,079,924
Sodexo SA	7,080	820,144
Suez	24,183	365,915
Technip SA	7,801	460,925
Thales SA	7,781	673,775
TOTAL SA	164,718	7,854,660
Unibail-Rodamco SE	7,361	2,019,864
Valeo SA	17,616	911,553
Veolia Environnement SA	34,199	727,278
Vinci SA	37,306	2,829,267
Vivendi SA	87,559	1,697,465
Wendel SA	2,159	245,522
Zodiac Aerospace	14,647	333,295

		84,127,742

Germany - 8.8%

adidas AG	14,021	2,329,537
Allianz SE	34,074	5,075,948
Axel Springer SE	3,084	157,073
BASF SE	68,445	5,565,696
Bayer AG	61,672	6,601,973
Bayerische Motoren Werke AG	24,987	2,174,276
Bayerische Motoren Werke AG (preference shares)	4,168	312,380

Beiersdorf AG#	7,835	728,966
Brenntag AG	11,672	635,223
Commerzbank AG	81,030	569,967
Continental AG	8,290	1,737,527
Covestro AG*	5,255	273,624
Daimler AG#	71,793	4,971,461
Deutsche Bank AG†	103,947	1,531,669
Deutsche Boerse AG	14,412	1,151,514
Deutsche Lufthansa AG	18,384	214,190
Deutsche Post AG	72,499	2,296,680
Deutsche Telekom AG	240,350	4,013,434
Deutsche Wohnen AG (BR)	25,453	956,795
E.ON SE	149,231	1,374,458
Evonik Industries AG	10,522	353,688
Fraport AG Frankfurt Airport Services Worldwide#	2,902	161,884
Fresenius Medical Care AG & Co. KGaA	16,319	1,444,229
Fresenius SE & Co. KGaA	30,470	2,223,480
FUCHS PETROLUB SE (preference shares)	5,656	257,281
GEA Group AG	13,910	746,548
Hannover Rueck SE	4,685	478,691
HeidelbergCement AG	10,483	973,698
Henkel AG & Co. KGaA	7,946	892,098
Henkel AG & Co. KGaA (preference shares)	13,277	1,742,377
Hochtief AG	1,531	205,870
HUGO BOSS AG#	5,087	310,668
Infineon Technologies AG	84,376	1,420,700
K+S AG#	13,462	281,854
LANXESS AG	7,163	382,240
Linde AG	13,910	2,382,468
MAN SE	2,728	283,785
Merck KGaA	9,795	1,030,743
METRO AG	12,621	374,477
Muenchener Rueckversicherungs-Gesellschaft AG	12,463	2,252,796
OSRAM Licht AG	7,019	367,509
Porsche Automobil Holding SE (preference shares)	11,409	578,086
ProSiebenSat.1 Media SE#	16,677	717,307
RWE AG†	37,591	614,917
SAP SE	73,274	6,437,330
Schaeffler AG (preference shares)	12,476	193,159
Siemens AG	57,099	6,818,131
Symrise AG	9,400	692,130
Telefonica Deutschland Holding AG	55,526	228,174
thyssenkrupp AG	27,976	652,046
TUI AG	37,436	522,561
United Internet AG	9,138	375,713
Volkswagen AG	2,418	351,844
Volkswagen AG (preference shares)	13,997	1,943,813
Vonovia SE	35,308	1,373,922
Zalando SE†#*	6,504	248,734

		82,987,342

Hong Kong - 2.4%

AIA Group, Ltd.	898,200	5,679,204
Bank of East Asia, Ltd.#	89,600	362,094
BOC Hong Kong Holdings, Ltd.	278,000	972,949
Cathay Pacific Airways, Ltd.	90,000	129,474
CLP Holdings, Ltd.	124,000	1,271,561
Galaxy Entertainment Group, Ltd.	178,000	579,371
Hang Lung Properties, Ltd.	171,000	389,721
Hang Seng Bank, Ltd.	58,900	1,033,353
Henderson Land Development Co., Ltd.	80,800	472,350
HK Electric Investments & HK Electric Investments, Ltd.#*	187,000	175,247
HKT Trust & HKT, Ltd.	204,000	280,852
Hong Kong & China Gas Co., Ltd.	585,640	1,117,295
Hong Kong Exchanges and Clearing, Ltd.	85,000	2,078,556
Hysan Development Co., Ltd.	47,000	226,895
Link REIT	170,500	1,239,592
MTR Corp., Ltd.	109,500	598,488
New World Development Co., Ltd.	398,000	499,196
PCCW, Ltd.	310,000	196,609
Power Assets Holdings, Ltd.	105,500	1,009,094
Sino Land Co., Ltd.	226,000	386,885
SJM Holdings, Ltd.	148,000	93,102
Sun Hung Kai Properties, Ltd.	107,000	1,506,197
Swire Pacific, Ltd., Class A	40,500	447,416
Swire Properties, Ltd.	88,800	250,115
Techtronic Industries Co., Ltd.	104,500	423,655
Wharf Holdings, Ltd.	103,000	727,601
Wheelock & Co., Ltd.	60,000	343,407

		22,490,279

Ireland - 0.6%

Bank of Ireland†	2,119,954	477,670
CRH PLC	62,285	2,108,591
DCC PLC	6,609	601,427
James Hardie Industries PLC CDI	33,129	540,040
Kerry Group PLC, Class A#	11,813	1,003,810
Paddy Power Betfair PLC	5,920	707,561

		5,439,099

Isle of Man - 0.0%

Genting Singapore PLC	469,000	247,848

Israel - 0.7%

Azrieli Group, Ltd.	2,769	120,965
Bank Hapoalim BM	81,463	436,971
Bank Leumi Le-Israel BM†	102,146	382,405
Bezeq The Israeli Telecommunication Corp., Ltd.	147,227	295,507
Check Point Software Technologies, Ltd.†	9,719	745,836
Israel Chemicals, Ltd.	34,306	145,326
Mizrahi Tefahot Bank, Ltd.	10,606	127,907
NICE, Ltd.	4,513	308,155
Taro Pharmaceutical Industries, Ltd.†#	1,123	142,172

Teva Pharmaceutical Industries, Ltd.	68,838	3,493,843

		6,199,087

Italy - 1.7%

Assicurazioni Generali SpA	87,731	1,115,599
Atlantia SpA	30,785	791,861
Enel SpA	568,673	2,510,664
Eni SpA	190,075	2,870,740
EXOR SpA	7,743	318,271
Intesa Sanpaolo SpA	956,385	2,272,284
Intesa Sanpaolo SpA RSP#	72,633	160,903
Leonardo-Finmeccanica SpA†	30,471	347,706
Luxottica Group SpA	12,980	626,197
Mediobanca SpA	46,173	342,500
Poste Italiane SpA*	38,973	271,703
Prysmian SpA	14,588	359,941
Rizzoli Corriere Della Sera Mediagroup SpA†#	4,633	5,013
Saipem SpA†	453,006	207,630
Snam SpA	181,772	1,007,705
Telecom Italia SpA†	756,305	686,285
Telecom Italia SpA RSP	471,452	345,504
Terna Rete Elettrica Nazionale SpA	117,022	604,625
UniCredit SpA#	378,811	974,388
Unione di Banche Italiane SpA#	66,263	178,278
UnipolSai SpA#	69,887	116,699

		16,114,496

Japan - 23.0%

ABC-Mart, Inc.#	2,500	157,058
Acom Co., Ltd.†#	30,900	147,833
Aeon Co., Ltd.#	48,800	670,932
AEON Financial Service Co., Ltd.	8,600	158,343
Aeon Mall Co., Ltd.#	8,700	122,430
Air Water, Inc.	12,000	221,756
Aisin Seiki Co., Ltd.	14,700	694,046
Ajinomoto Co., Inc.	43,000	911,410
Alfresa Holdings Corp.	13,500	251,955
Alps Electric Co., Ltd.	13,102	295,433
Amada Holdings Co., Ltd.	26,000	271,899
ANA Holdings, Inc.	90,000	244,691
Aozora Bank, Ltd.	88,000	311,294
Asahi Glass Co., Ltd.	71,000	451,534
Asahi Group Holdings, Ltd.	29,600	968,691
Asahi Kasei Corp.	96,000	809,456
Asics Corp.#	12,400	251,320
Astellas Pharma, Inc.	157,500	2,405,922
Bandai Namco Holdings, Inc.	14,800	404,241
Bank of Kyoto, Ltd.#	26,000	187,967
Benesse Holdings, Inc.	5,000	115,305
Bridgestone Corp.	48,900	1,680,177
Brother Industries, Ltd.	18,000	302,015
Calbee, Inc.	5,500	199,609
Canon, Inc.	79,900	2,288,925
Casio Computer Co., Ltd.#	16,100	227,344
Central Japan Railway Co.	10,700	1,757,048
Chiba Bank, Ltd.#	56,000	331,784
Chubu Electric Power Co., Inc.	49,700	672,018
Chugai Pharmaceutical Co., Ltd.	17,100	536,312
Chugoku Bank, Ltd.	12,900	158,842
Chugoku Electric Power Co., Inc.	20,700	248,484
Concordia Financial Group, Ltd.†	88,000	453,842
Credit Saison Co., Ltd.	11,300	194,513
CYBERDYNE, Inc.†#	7,521	118,414
Dai Nippon Printing Co., Ltd.	43,000	437,211
Dai-ichi Life Insurance Co., Ltd.#	82,200	1,143,642
Daicel Corp.#	20,000	254,965
Daiichi Sankyo Co., Ltd.	44,800	1,028,151
Daikin Industries, Ltd.#	17,900	1,658,948
Daito Trust Construction Co., Ltd.	5,400	795,138
Daiwa House Industry Co., Ltd.	42,100	1,087,036
Daiwa Securities Group, Inc.	127,000	741,882
Denso Corp.#	36,400	1,502,931
Dentsu, Inc.	16,000	879,911
Don Quijote Holdings Co., Ltd.	9,000	294,012
East Japan Railway Co.	25,100	2,149,384
Eisai Co., Ltd.#	19,200	1,118,987
Electric Power Development Co., Ltd.	10,800	263,672
FamilyMart UNY Holdings Co., Ltd.#	4,500	322,283
FANUC Corp.	14,700	2,504,818
Fast Retailing Co., Ltd.#	4,100	1,440,043
Fuji Electric Co., Ltd.	43,000	196,163
Fuji Heavy Industries, Ltd.	44,200	1,750,656
FUJIFILM Holdings Corp.	32,600	1,224,725
Fujitsu, Ltd.	140,000	710,656
Fukuoka Financial Group, Inc.	58,000	245,532
GungHo Online Entertainment, Inc.#	31,300	74,419
Hachijuni Bank, Ltd.	31,000	163,891
Hakuhodo DY Holdings, Inc.	17,900	194,458
Hamamatsu Photonics KK	10,600	333,475
Hankyu Hanshin Holdings, Inc.	17,400	561,697
Hikari Tsushin, Inc.	1,600	143,817
Hino Motors, Ltd.	19,300	213,771
Hirose Electric Co., Ltd.	2,400	308,046
Hiroshima Bank, Ltd.	38,000	158,295
Hisamitsu Pharmaceutical Co., Inc.	4,300	192,423
Hitachi Chemical Co., Ltd.	8,000	172,425
Hitachi Construction Machinery Co., Ltd.#	8,300	155,467
Hitachi High-Technologies Corp.	4,700	174,209
Hitachi Metals, Ltd.#	17,000	205,712
Hitachi, Ltd.#	360,000	1,725,801
Hokuriku Electric Power Co.	13,000	155,299
Honda Motor Co., Ltd.	121,800	3,731,755
Hoshizaki Corp.	3,700	295,743
Hoya Corp.	30,200	1,170,172
Hulic Co., Ltd.	22,500	213,116
Idemitsu Kosan Co., Ltd.	6,700	122,195
IHI Corp.#	104,000	317,634
Iida Group Holdings Co., Ltd.	11,000	206,041
Inpex Corp.	72,500	629,527
Isetan Mitsukoshi Holdings, Ltd.	25,600	233,076
Isuzu Motors, Ltd.#	46,200	531,591
ITOCHU Corp.	111,400	1,314,642
Iyo Bank, Ltd.#	18,600	119,907
J. Front Retailing Co., Ltd.#	18,400	207,715
Japan Airlines Co., Ltd.	9,300	282,870

Japan Airport Terminal Co., Ltd.#	3,200	126,188
Japan Exchange Group, Inc.	39,800	621,629
Japan Post Bank Co., Ltd.#	31,000	364,336
Japan Post Holdings Co., Ltd.	34,400	450,510
Japan Prime Realty Investment Corp.	59	260,885
Japan Real Estate Investment Corp.	98	575,886
Japan Retail Fund Investment Corp.	189	424,343
Japan Tobacco, Inc.	82,000	3,176,494
JFE Holdings, Inc.#	37,800	586,920
JGC Corp.#	15,000	237,907
Joyo Bank, Ltd.	51,000	202,590
JSR Corp.	13,700	200,339
JTEKT Corp.	15,600	242,447
JX Holdings, Inc.	158,900	594,195
Kajima Corp.	67,000	450,056
Kakaku.com, Inc.#	11,300	188,943
Kamigumi Co., Ltd.	17,000	147,219
Kaneka Corp.	21,000	171,101
Kansai Electric Power Co., Inc.†	54,000	462,783
Kansai Paint Co., Ltd.	17,000	374,455
Kao Corp.	37,600	1,954,044
Kawasaki Heavy Industries, Ltd.	109,000	319,209
KDDI Corp.	140,600	4,125,662
Keihan Holdings Co., Ltd.	38,000	246,441
Keikyu Corp.#	35,000	324,071
Keio Corp.	44,000	368,279
Keisei Electric Railway Co., Ltd.#	20,000	240,468
Keyence Corp.	3,600	2,523,636
Kikkoman Corp.	11,000	346,059
Kintetsu Group Holdings Co., Ltd.	140,000	533,127
Kirin Holdings Co., Ltd.	62,900	1,025,282
Kobe Steel, Ltd.#	234,000	217,117
Koito Manufacturing Co., Ltd.	8,500	404,605
Komatsu, Ltd.	68,800	1,503,805
Konami Holdings Corp.#	7,600	268,477
Konica Minolta, Inc.	37,200	335,093
Kose Corp.	2,279	204,408
Kubota Corp.	78,000	1,143,633
Kuraray Co., Ltd.	26,500	378,553
Kurita Water Industries, Ltd.	7,700	175,560
Kyocera Corp.	24,000	1,140,328
Kyowa Hakko Kirin Co., Ltd.	19,000	269,579
Kyushu Electric Power Co., Inc.#	33,000	307,147
Kyushu Financial Group, Inc.	26,100	154,635
Lawson, Inc.#	4,900	343,826
LIXIL Group Corp.	20,400	411,490
M3, Inc.	14,900	445,711
Mabuchi Motor Co., Ltd.	3,600	191,021
Makita Corp.	8,300	596,037
Marubeni Corp.	125,000	623,037
Marui Group Co., Ltd.#	15,500	188,909
Maruichi Steel Tube, Ltd.	3,500	120,765
Mazda Motor Corp.	41,700	687,376
McDonald’s Holdings Co. Japan, Ltd.#	5,000	138,018
Medipal Holdings Corp.	12,700	200,814
MEIJI Holdings Co., Ltd.	8,500	764,848
Minebea Co., Ltd.#	24,000	243,561
Miraca Holdings, Inc.	4,300	203,852
Mitsubishi Chemical Holdings Corp.	105,000	662,485
Mitsubishi Corp.	112,300	2,339,561
Mitsubishi Electric Corp.	144,000	1,879,592
Mitsubishi Estate Co., Ltd.	94,000	1,777,973
Mitsubishi Gas Chemical Co., Inc.	28,000	189,436
Mitsubishi Heavy Industries, Ltd.#	232,000	1,009,934
Mitsubishi Logistics Corp.	8,000	123,327
Mitsubishi Materials Corp.	84,000	237,066
Mitsubishi Motors Corp.	50,000	228,580
Mitsubishi Tanabe Pharma Corp.	17,100	317,325
Mitsubishi UFJ Financial Group, Inc.	949,900	5,178,936
Mitsubishi UFJ Lease & Finance Co., Ltd.	38,300	179,534
Mitsui & Co., Ltd.	127,300	1,694,216
Mitsui Chemicals, Inc.	61,000	291,838
Mitsui Fudosan Co., Ltd.	66,000	1,421,234
Mitsui OSK Lines, Ltd.#	83,000	191,727
Mixi, Inc.	2,800	99,454
Mizuho Financial Group, Inc.	1,771,200	3,076,254
MS&AD Insurance Group Holdings, Inc.	38,500	1,098,644
Murata Manufacturing Co., Ltd.	14,200	1,908,384
Nabtesco Corp.	8,800	227,006
Nagoya Railroad Co., Ltd.#	63,000	308,713
NEC Corp.	199,000	505,843
Nexon Co., Ltd.	12,800	175,302
NGK Insulators, Ltd.	20,000	433,770
NGK Spark Plug Co., Ltd.#	14,000	261,828
NH Foods, Ltd.	12,000	262,698
NHK Spring Co., Ltd.	15,400	144,973
Nidec Corp.	17,700	1,594,736
Nikon Corp.#	26,100	383,182
Nintendo Co., Ltd.	8,400	1,840,912
Nippon Building Fund, Inc.	105	642,391
Nippon Electric Glass Co., Ltd.	29,000	145,469
Nippon Express Co., Ltd.	65,000	307,834
Nippon Paint Holdings Co., Ltd.#	12,000	429,711
Nippon Prologis REIT, Inc.	115	275,982
Nippon Steel & Sumitomo Metal Corp.	60,000	1,273,474
Nippon Telegraph & Telephone Corp.	51,600	2,267,178
Nippon Yusen KK	123,000	223,496
Nissan Motor Co., Ltd.	187,400	1,838,409
Nisshin Seifun Group, Inc.	16,200	229,069
Nissin Foods Holdings Co., Ltd.	4,500	249,650
Nitori Holdings Co., Ltd.	5,900	598,183
Nitto Denko Corp.	12,100	826,119
NOK Corp.#	7,200	146,136
Nomura Holdings, Inc.	276,700	1,303,203
Nomura Real Estate Holdings, Inc.	9,500	154,806
Nomura Real Estate Master Fund, Inc.	267	440,505
Nomura Research Institute, Ltd.	9,300	314,599
NSK, Ltd.	35,000	360,605
NTT Data Corp.	9,400	489,692
NTT DOCOMO, Inc.	106,500	2,679,355
NTT Urban Development Corp.	8,700	79,798
Obayashi Corp.	49,000	452,279
OBIC Co., Ltd.	4,900	251,003
Odakyu Electric Railway Co., Ltd.#	44,000	451,631

Oji Holdings Corp.	60,000	241,241
Olympus Corp.#	21,700	709,945
Omron Corp.#	14,300	485,121
Ono Pharmaceutical Co., Ltd.	31,000	808,070
Oracle Corp. Japan	2,800	162,915
Oriental Land Co., Ltd.	16,200	948,686
ORIX Corp.	100,600	1,446,310
Osaka Gas Co., Ltd.	143,000	562,933
Otsuka Corp.	3,600	152,573
Otsuka Holdings Co., Ltd.	29,100	1,260,864
Panasonic Corp.	167,130	1,713,864
Park24 Co., Ltd.	7,600	222,201
Pola Orbis Holdings, Inc.	1,708	136,356
Rakuten, Inc.	70,600	889,793
Recruit Holdings Co., Ltd.	21,061	800,996
Resona Holdings, Inc.	170,600	780,244
Ricoh Co., Ltd.#	50,100	451,779
Rinnai Corp.#	2,700	253,129
Rohm Co., Ltd.	7,200	359,774
Ryohin Keikaku Co., Ltd.	1,814	327,156
Sankyo Co., Ltd.	3,600	124,912
Santen Pharmaceutical Co., Ltd.	28,000	352,351
SBI Holdings, Inc.	15,200	180,405
Secom Co., Ltd.	15,600	1,183,890
Sega Sammy Holdings, Inc.#	13,800	188,464
Seibu Holdings, Inc.#	12,800	210,189
Seiko Epson Corp.	20,900	400,365
Sekisui Chemical Co., Ltd.	32,000	447,224
Sekisui House, Ltd.	45,400	731,034
Seven & i Holdings Co., Ltd.	56,600	2,385,663
Seven Bank, Ltd.#	45,600	161,307
Shikoku Electric Power Co., Inc.	13,700	130,558
Shimadzu Corp.	17,000	266,013
Shimamura Co., Ltd.	1,600	185,106
Shimano, Inc.	5,500	799,497
Shimizu Corp.	40,000	356,836
Shin-Etsu Chemical Co., Ltd.	28,900	2,121,168
Shinsei Bank, Ltd.	125,000	199,343
Shionogi & Co., Ltd.	22,600	1,008,934
Shiseido Co., Ltd.	27,600	693,835
Shizuoka Bank, Ltd.#	40,000	329,387
Showa Shell Sekiyu KK	14,300	121,902
SMC Corp.	4,200	1,182,893
SoftBank Group Corp.	71,600	4,675,297
Sohgo Security Services Co., Ltd.	5,300	264,834
Sompo Japan Nipponkoa Holdings, Inc.	25,800	826,877
Sony Corp.	94,100	3,024,042
Sony Financial Holdings, Inc.#	13,400	184,037
Stanley Electric Co., Ltd.	10,800	275,885
Start Today Co., Ltd.	4,431	205,779
Sumitomo Chemical Co., Ltd.	114,000	522,264
Sumitomo Corp.	87,100	944,534
Sumitomo Dainippon Pharma Co., Ltd.#	12,000	200,880
Sumitomo Electric Industries, Ltd.	56,200	832,965
Sumitomo Heavy Industries, Ltd.	42,000	206,215
Sumitomo Metal Mining Co., Ltd.	36,000	456,502
Sumitomo Mitsui Financial Group, Inc.	100,000	3,499,734
Sumitomo Mitsui Trust Holdings, Inc.	246,000	880,431
Sumitomo Realty & Development Co., Ltd.	27,000	712,545
Sumitomo Rubber Industries, Ltd.	13,300	197,189
Sundrug Co., Ltd.	2,740	198,618
Suntory Beverage & Food, Ltd.	10,700	424,525
Suruga Bank, Ltd.#	13,000	309,216
Suzuken Co., Ltd.	5,800	168,117
Suzuki Motor Corp.	27,600	914,709
Sysmex Corp.#	11,600	747,808
T&D Holdings, Inc.	45,000	513,434
Taiheiyo Cement Corp.	89,000	270,101
Taisei Corp.	78,000	586,517
Taisho Pharmaceutical Holdings Co., Ltd.#	2,400	219,900
Taiyo Nippon Sanso Corp.	10,000	101,484
Takashimaya Co., Ltd.#	20,000	146,330
Takeda Pharmaceutical Co., Ltd.	52,900	2,331,455
TDK Corp.	9,300	665,152
Teijin, Ltd.	71,000	264,882
Terumo Corp.	25,400	988,112
THK Co., Ltd.	8,600	168,484
Tobu Railway Co., Ltd.	73,000	354,187
Toho Co., Ltd.#	8,500	247,692
Toho Gas Co., Ltd.#	30,000	254,869
Tohoku Electric Power Co., Inc.	35,100	440,001
Tokio Marine Holdings, Inc.	51,200	2,011,084
Tokyo Electric Power Co. Holdings, Inc.†	111,700	450,190
Tokyo Electron, Ltd.	11,600	1,065,991
Tokyo Gas Co., Ltd.	152,000	651,544
Tokyo Tatemono Co., Ltd.	15,500	182,018
Tokyu Corp.	79,000	589,455
Tokyu Fudosan Holdings Corp.	36,900	205,426
TonenGeneral Sekiyu KK	21,000	193,834
Toppan Printing Co., Ltd.	39,000	347,538
Toray Industries, Inc.	111,000	1,068,964
Toshiba Corp.†	308,000	974,026
TOTO, Ltd.	10,500	398,830
Toyo Seikan Group Holdings, Ltd.	12,400	229,867
Toyo Suisan Kaisha, Ltd.	6,000	245,590
Toyoda Gosei Co., Ltd.	4,900	112,809
Toyota Industries Corp.	12,500	598,028
Toyota Motor Corp.	203,100	12,245,086
Toyota Tsusho Corp.	16,200	370,456
Trend Micro, Inc.	7,900	280,220
Tsuruha Holdings, Inc.	2,704	265,003
Unicharm Corp.#	28,800	699,506
United Urban Investment Corp.	191	340,224
USS Co., Ltd.	17,099	273,346
West Japan Railway Co.	12,700	726,907
Yahoo Japan Corp.	110,200	449,470
Yakult Honsha Co., Ltd.#	6,600	291,200
Yamada Denki Co., Ltd.#	51,200	239,509
Yamaguchi Financial Group, Inc.#	15,000	158,314
Yamaha Corp.#	12,800	415,058
Yamaha Motor Co., Ltd.#	20,200	413,898

Yamato Holdings Co., Ltd.#	26,800	632,409
Yamazaki Baking Co., Ltd.	9,000	204,504
Yaskawa Electric Corp.#	17,400	256,295
Yokogawa Electric Corp.	16,200	207,461
Yokohama Rubber Co., Ltd.	7,500	121,853

		217,902,269

Jersey - 1.3%

Experian PLC	71,656	1,424,599
Glencore PLC	921,489	2,106,097
Petrofac, Ltd.	19,723	215,352
Randgold Resources, Ltd.	6,735	632,350
Shire PLC	66,900	4,182,524
Wolseley PLC	19,015	1,093,665
WPP PLC	96,294	2,220,434

		11,875,021

Luxembourg - 0.3%

ArcelorMittal†	137,008	808,600
Millicom International Cellular SA SDR	5,078	260,109
RTL Group SA	3,002	252,651
SES SA FDR	26,875	617,241
Tenaris SA	36,410	500,359

		2,438,960

Mauritius - 0.0%

Golden Agri-Resources, Ltd.	544,000	143,741

Netherlands - 3.7%

ABN AMRO Group NV CVA*	17,305	355,655
Aegon NV	140,574	576,095
AerCap Holdings NV†	12,696	507,459
Airbus Group SE	43,950	2,563,467
Akzo Nobel NV	18,759	1,267,620
Altice NV, Class A†#	27,837	463,433
Altice NV, Class B†	6,635	110,312
ASML Holding NV	27,489	2,924,293
Boskalis Westminster NV	6,682	238,883
CNH Industrial NV#	71,772	524,381
Ferrari NV#	9,151	440,963
Fiat Chrysler Automobiles NV#	68,416	472,769
Gemalto NV#	6,122	426,458
Heineken Holding NV	7,781	625,432
Heineken NV	17,140	1,531,417
ING Groep NV	288,736	3,613,633
Koninklijke Ahold Delhaize NV	96,087	2,300,624
Koninklijke DSM NV	13,410	934,737
Koninklijke KPN NV#	254,345	830,417
Koninklijke Philips NV	69,408	2,016,047
Koninklijke Vopak NV#	5,428	275,245
Mobileye NV†#	13,088	639,872
NN Group NV	23,541	700,454
NXP Semiconductors NV†	21,949	1,931,951
OCI NV†#	6,560	114,809
QIAGEN NV†	16,489	436,642
Randstad Holding NV	8,841	416,903
RELX NV#	74,321	1,318,132
STMicroelectronics NV	50,134	374,845
Unilever NV CVA	121,342	5,564,955
Wolters Kluwer NV	22,544	946,145

		35,444,048

New Zealand - 0.2%

Auckland International Airport, Ltd.	75,233	409,418
Contact Energy, Ltd.	53,878	203,288
Fletcher Building, Ltd.	53,865	414,295
Mercury NZ, Ltd.	51,050	117,423
Meridian Energy, Ltd.	94,457	198,760
Ryman Healthcare, Ltd.	29,175	203,226
Spark New Zealand, Ltd.	141,395	390,379

		1,936,789

Norway - 0.6%
DNB ASA	72,735	884,229
Gjensidige Forsikring ASA	15,648	268,726
Marine Harvest ASA#	28,582	441,794
Norsk Hydro ASA#	103,911	441,694
Orkla ASA	60,801	556,733
Schibsted ASA, Class A#	5,633	178,872
Schibsted ASA, Class B	6,753	195,311
Statoil ASA#	84,465	1,335,992
Telenor ASA	57,190	998,607
Yara International ASA	13,858	491,938

		5,793,896

Papua New Guinea - 0.1%

Oil Search, Ltd.	102,290	516,607

Portugal - 0.1%

Banco Espirito Santo SA†(1)(2)	213,818	14,310
EDP - Energias de Portugal SA#	178,488	598,279
Galp Energia SGPS SA	34,304	498,585
Jeronimo Martins SGPS SA	19,273	310,970

		1,422,144

Singapore - 1.2%

Ascendas Real Estate Investment Trust	158,000	284,121
CapitaLand Commercial Trust, Ltd.	155,000	175,768
CapitaLand Mall Trust	187,000	296,466
CapitaLand, Ltd.	197,000	443,899
City Developments, Ltd.	31,000	193,174
ComfortDelGro Corp., Ltd.	157,000	326,111
DBS Group Holdings, Ltd.	132,000	1,452,296
Global Logistic Properties, Ltd.	197,500	263,101
Hutchison Port Holdings Trust	438,000	188,340
Jardine Cycle & Carriage, Ltd.#	8,000	249,550
Keppel Corp., Ltd.	110,000	418,217
Oversea-Chinese Banking Corp., Ltd.#	226,000	1,424,889
Sembcorp Industries, Ltd.	75,000	149,730
Sembcorp Marine, Ltd.#	63,000	58,956
Singapore Airlines, Ltd.	42,000	323,682
Singapore Exchange, Ltd.	61,000	338,479
Singapore Press Holdings, Ltd.#	124,000	343,117
Singapore Technologies Engineering, Ltd.	119,000	282,117
Singapore Telecommunications, Ltd.	593,000	1,749,686
StarHub, Ltd.	46,000	123,572
Suntec Real Estate Investment Trust	173,000	212,687

United Overseas Bank, Ltd.	97,000	1,282,227
UOL Group, Ltd.	35,000	142,831
Wilmar International, Ltd.#	146,000	330,052
Yangzijiang Shipbuilding Holdings, Ltd.	146,000	81,977

		11,135,045

Spain - 2.9%

Abertis Infraestructuras SA	38,768	600,440
ACS Actividades de Construccion y Servicios SA	14,397	407,982
Aena SA*	5,147	727,700
Amadeus IT Group SA	32,990	1,515,923
Banco Bilbao Vizcaya Argentaria SA	485,052	3,017,984
Banco de Sabadell SA#	397,737	539,042
Banco Popular Espanol SA#	248,386	336,076
Banco Santander SA	1,076,856	4,828,741
Bankia SA	353,009	297,686
Bankinter SA	51,748	379,582
CaixaBank SA#	196,776	529,639
Distribuidora Internacional de Alimentacion SA#	47,731	291,497
Enagas SA	16,800	493,319
Endesa SA	23,965	488,122
Ferrovial SA	36,188	713,064
Gas Natural SDG SA	26,893	555,109
Grifols SA#	23,058	488,424
Iberdrola SA	406,360	2,674,319
Industria de Diseno Textil SA	81,270	2,879,581
International Consolidated Airlines Group SA	61,901	311,542
Mapfre SA#	71,430	193,056
Red Electrica Corp. SA	33,312	717,333
Repsol SA	82,547	1,108,608
Telefonica SA	334,174	3,365,973
Zardoya Otis SA#	12,998	122,513

		27,583,255

Sweden - 2.7%

Alfa Laval AB	21,701	337,151
Assa Abloy AB, Class B	74,735	1,513,793
Atlas Copco AB, Class A	49,913	1,415,649
Atlas Copco AB, Class B	30,011	771,603
Boliden AB	21,032	445,422
Electrolux AB, Series B	18,646	485,718
Getinge AB, Class B	15,438	301,162
Hennes & Mauritz AB, Class B	71,663	2,184,886
Hexagon AB, Class B	19,700	802,208
Husqvarna AB, Class B	31,435	271,914
ICA Gruppen AB	5,922	202,619
Industrivarden AB, Class C	12,344	224,944
Investor AB, Class B	34,210	1,206,850
Kinnevik AB, Class B	18,127	446,365
Lundin Petroleum AB†	13,842	243,672
Nordea Bank AB	226,568	2,215,222
Sandvik AB	81,291	882,643
Securitas AB, Class B	24,189	420,732
Skandinaviska Enskilda Banken AB, Class A	112,935	1,104,199
Skanska AB, Class B	25,237	553,344
SKF AB, Class B	30,423	512,816
Svenska Cellulosa AB SCA, Class B	45,557	1,400,133
Svenska Handelsbanken AB, Class A	111,288	1,436,494
Swedbank AB, Class A	68,047	1,565,121
Swedish Match AB	14,666	522,865
Tele2 AB, Class B	24,641	205,086
Telefonaktiebolaget LM Ericsson, Class B	229,049	1,633,456
Telia Co AB	197,814	893,561
Volvo AB, Class B	116,744	1,255,312

		25,454,940

Switzerland - 8.8%

ABB, Ltd.	146,754	3,179,633
Actelion, Ltd.	7,764	1,292,224
Adecco Group AG	12,494	718,988
Aryzta AG#	6,836	272,314
Baloise Holding AG	3,658	435,144
Barry Callebaut AG#	170	218,474
Chocoladefabriken Lindt & Spruengli AG	9	619,399
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	70	405,317
Cie Financiere Richemont SA#	39,345	2,266,173
Coca-Cola HBC AG	13,468	296,055
Credit Suisse Group AG	138,683	1,806,242
Dufry AG†	3,390	396,370
EMS-Chemie Holding AG	638	339,579
Galenica AG	294	341,064
Geberit AG	2,869	1,251,386
Givaudan SA	703	1,453,103
Julius Baer Group, Ltd.	16,654	698,129
Kuehne & Nagel International AG	4,202	586,584
LafargeHolcim, Ltd.	33,871	1,795,915
Lonza Group AG	4,067	770,768
Nestle SA	237,953	18,943,338
Novartis AG	169,793	13,361,779
Pargesa Holding SA (BR)	2,378	163,925
Partners Group Holding AG	1,287	590,145
Roche Holding AG	52,412	12,778,606
Schindler Holding AG	1,653	312,264
Schindler Holding AG (Participation Certificate)	3,353	631,021
SGS SA	409	898,631
Sika AG (BR)	160	762,300
Sonova Holding AG	3,959	547,832
Swatch Group AG	3,839	194,965
Swatch Group AG (BR)	2,290	589,293
Swiss Life Holding AG	2,471	618,033
Swiss Prime Site AG	5,044	443,603
Swiss Re AG	24,882	2,099,747
Swisscom AG	1,950	931,630
Syngenta AG	6,936	3,020,374
UBS Group AG	272,687	3,942,463
Zurich Insurance Group AG	11,231	2,870,696

		82,843,506

United Arab Emirates - 0.0%

Orascom Construction, Ltd.†	3,280	16,400

United Kingdom - 17.1%

3i Group PLC	71,958	580,651
Aberdeen Asset Management PLC	71,615	301,496
Admiral Group PLC	15,658	421,506
Aggreko PLC	20,010	267,754
Anglo American PLC†	107,372	1,099,483
Antofagasta PLC#	30,317	196,944
ARM Holdings PLC	104,912	2,336,496
Ashtead Group PLC	38,576	640,799
Associated British Foods PLC	26,744	1,067,965
AstraZeneca PLC	94,287	6,077,976
Auto Trader Group PLC*	74,637	365,674
Aviva PLC	306,128	1,722,133
Babcock International Group PLC	19,102	262,376
BAE Systems PLC	236,824	1,674,656
Barclays PLC	1,254,187	2,836,845
Barratt Developments PLC	75,519	489,889
Berkeley Group Holdings PLC	9,658	338,874
BHP Billiton PLC	158,704	2,062,972
BP PLC	1,377,486	7,740,047
British American Tobacco PLC	138,898	8,618,108
British Land Co. PLC	73,869	643,117
BT Group PLC	635,530	3,224,268
Bunzl PLC	25,950	803,517
Burberry Group PLC	34,225	586,051
Capita PLC	51,143	695,089
Carnival PLC	14,428	692,291
Centrica PLC	403,767	1,233,260
Cobham PLC	126,542	268,694
Compass Group PLC#	122,856	2,326,354
Croda International PLC	9,726	422,743
Diageo PLC	187,917	5,203,000
Direct Line Insurance Group PLC	105,369	510,568
Dixons Carphone PLC	75,550	367,766
easyJet PLC	12,519	181,654
Fresnillo PLC#	16,739	353,012
G4S PLC	117,842	356,840
GKN PLC	128,565	525,046
GlaxoSmithKline PLC	363,531	7,824,102
Hammerson PLC	59,759	455,140
Hargreaves Lansdown PLC#	18,475	320,723
Hikma Pharmaceuticals PLC	10,737	301,725
HSBC Holdings PLC	1,468,224	10,879,689
ICAP PLC	43,101	270,708
IMI PLC	21,048	292,146
Imperial Brands PLC	72,085	3,780,182
Inmarsat PLC	33,236	336,494
InterContinental Hotels Group PLC	13,822	591,883
Intertek Group PLC	12,588	577,060
Intu Properties PLC#	69,258	287,390
Investec PLC	42,755	253,096
ITV PLC	270,841	713,799
J Sainsbury PLC#	95,521	301,416
Johnson Matthey PLC	14,470	634,262
Kingfisher PLC	173,523	845,594
Land Securities Group PLC	60,511	869,292
Legal & General Group PLC	443,911	1,225,884
Lloyds Banking Group PLC	4,792,935	3,735,394
London Stock Exchange Group PLC	23,772	860,006
Lonmin PLC†	86	217
Marks & Spencer Group PLC	124,458	563,350
Mediclinic International PLC	27,569	369,987
Meggitt PLC	61,120	375,856
Merlin Entertainments PLC*	49,290	310,745
Mondi PLC	27,902	567,546
National Grid PLC	279,860	3,845,866
Next PLC	10,749	779,856
Old Mutual PLC	374,646	954,906
Pearson PLC	63,277	719,163
Persimmon PLC	23,404	560,569
Provident Financial PLC	10,990	433,811
Prudential PLC	191,827	3,434,622
Reckitt Benckiser Group PLC	47,399	4,577,274
RELX PLC	82,368	1,562,933
Rio Tinto PLC	92,378	2,791,254
Rolls-Royce Holdings PLC	137,190	1,387,162
Rolls-Royce Holdings PLC, Class C (preference shares)†	10,022,786	13,161
Royal Bank of Scotland Group PLC†#	261,981	693,201
Royal Dutch Shell PLC, Class A	313,819	7,666,957
Royal Dutch Shell PLC, Class B	279,280	7,122,020
Royal Mail PLC	68,116	459,755
RSA Insurance Group PLC	77,858	507,004
SABMiller PLC	72,497	4,186,869
Sage Group PLC	82,128	781,886
Schroders PLC	9,722	355,418
Segro PLC	58,490	348,085
Severn Trent PLC	18,287	571,763
Sky PLC	78,955	880,241
Smith & Nephew PLC	67,210	1,084,676
Smiths Group PLC	30,696	540,536
SSE PLC	75,180	1,484,787
St James’s Place PLC#	39,558	510,105
Standard Chartered PLC†	246,415	2,077,382
Standard Life PLC	146,429	700,872
Tate & Lyle PLC	36,031	347,049
Taylor Wimpey PLC	247,838	524,948
Tesco PLC†	607,118	1,326,203
Travis Perkins PLC	19,395	424,051
Unilever PLC	95,783	4,438,684
United Utilities Group PLC	51,834	661,259
Vodafone Group PLC	1,980,360	5,977,269
Weir Group PLC	16,616	328,817
Whitbread PLC	13,639	747,207
William Hill PLC	68,324	285,488
WM Morrison Supermarkets PLC#	161,680	418,251
Worldpay Group PLC†*	103,105	404,552

		161,955,512

United States - 0.0%

Ball Corp.	2,474	195,916

Total Common Stocks
(cost $953,017,393)		918,076,406

EXCHANGE-TRADED FUNDS - 0.6% iShares MSCI EAFE ETF#
(cost $5,860,942)	95,642	5,580,711

Total Long-Term Investment Securities
(cost $958,878,335)		923,657,117

SHORT-TERM INVESTMENT SECURITIES - 5.5%
Registered Investment Companies - 4.0%

State Street Navigator Securities Lending Prime Portfolio 0.43%(3)(4)	37,826,480	37,826,480

U.S. Government Treasuries - 1.5%
United States Treasury Bills
0.22% due 09/22/2016(5)	$5,950,000	5,949,292
0.26% due 09/08/2016	8,000,000	7,999,712

		13,949,004

Total Short-Term Investment Securities
(cost $51,775,312)		51,775,484

REPURCHASE AGREEMENTS - 0.1%

State Street Bank and Trust Co. Joint Repurchase Agreement(6) (cost $1,105,000)	1,105,000	1,105,000

TOTAL INVESTMENTS -
(cost $1,011,758,647) (7)	103.3%	976,537,601
Liabilities in excess of other assets	(3.3)	(31,422,187)

NET ASSETS -	100.0%	$945,115,414

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2016, the aggregate value of these securities was $3,485,910 representing 0.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Illiquid security. At August 31, 2016, the aggregate value of these securities was $14,310 representing 0.0% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(3)	At August 31, 2016, the Fund had loaned securities with a total value of $45,354,119. This was secured by collateral of $37,826,480, which was received in cash and subsequently invested in short-term investments currently valued at $37,826,480 as reported in the Portfolio of Investments. Additional collateral of $10,290,634 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

			Value as of
Securities	Coupon Range	Maturity Date Range	August 31, 2016
Federal Home Loan Mtg. Corp.	3.00% to 3.50%	05/01/2032 to 12/01/2041	$1,477,820
Federal National Mtg. Assoc.	2.50% to 4.34%	01/25/2032 to 10/01/2041	6,008,344
United States Treasury Bills	0.00%	09/15/2016 to 06/22/2017	163,406
United States Treasury Notes/Bonds	0.13% to 6.13%	10/31/2016 to 05/15/2046	2,641,064

(4)	The rate shown is the 7-day yield as of August 31, 2016.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	See Note 3 for details of Joint Repurchase Agreements.
(7)	See Note 5 for cost of investments on a tax basis.

ADR - American Depositary Receipt

BR - Bearer Shares

CDI - Chess Depositary Interest

CVA - Certification Van Aandelen (Dutch Cert.)

FDR - Fiduciary Depositary Receipt

RSP - Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR - Swedish Depositary Receipt

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2016	Unrealized Appreciation (Depreciation)
508	Long	E-Mini MSCI EAFE Index	September 2016	$39,920,164	$42,865,040	$2,944,876

Industry Allocation*
Medical-Drugs	8.4%
Banks-Commercial	7.3
Diversified Banking Institutions	4.5
Registered Investment Companies	4.0
Oil Companies-Integrated	3.8
Auto-Cars/Light Trucks	3.6
Telephone-Integrated	2.9
Food-Misc./Diversified	2.9
Electric-Integrated	2.4
Insurance-Life/Health	2.3
Cosmetics & Toiletries	2.2
Real Estate Investment Trusts	2.1
Insurance-Multi-line	1.8
Brewery	1.8
Tobacco	1.7
Chemicals-Diversified	1.7
U.S. Government Treasuries	1.5
Transport-Rail	1.3
Food-Retail	1.2
Real Estate Operations & Development	1.2
Diversified Manufacturing Operations	1.0
Gas-Distribution	1.0
Auto/Truck Parts & Equipment-Original	1.0
Import/Export	1.0
Machinery-Electrical	0.9
Cellular Telecom	0.9
Beverages-Wine/Spirits	0.9
Electronic Components-Misc.	0.8
Retail-Apparel/Shoe	0.8
Chemicals-Specialty	0.8
Diversified Minerals	0.8
Soap & Cleaning Preparation	0.8
Building & Construction Products-Misc.	0.8
Metal-Diversified	0.7
Insurance-Property/Casualty	0.7
Enterprise Software/Service	0.7
Diversified Operations	0.7
Real Estate Management/Services	0.7
Finance-Other Services	0.7
Exchange-Traded Funds	0.6
Industrial Gases	0.6
Rubber-Tires	0.6
Transport-Services	0.6
Building-Residential/Commercial	0.6
Building & Construction-Misc.	0.6
Commercial Services	0.5
Insurance-Reinsurance	0.5
Aerospace/Defense	0.5
Audio/Video Products	0.5
Electronic Components-Semiconductors	0.5
Building-Heavy Construction	0.5
Medical Products	0.5
Machinery-Construction & Mining	0.5
Office Automation & Equipment	0.5
Machinery-General Industrial	0.4
Building Products-Cement	0.4
Semiconductor Equipment	0.4
Retail-Jewelry	0.4
Agricultural Chemicals	0.4
Steel-Producers	0.4
Dialysis Centers	0.4
Medical-Generic Drugs	0.4
Textile-Apparel	0.4
Medical-Biomedical/Gene	0.4
Metal Processors & Fabrication	0.4
Telecom Services	0.3
Finance-Investment Banker/Broker	0.3
Electric Products-Misc.	0.3
Aerospace/Defense-Equipment	0.3
Food-Catering	0.3
Oil Companies-Exploration & Production	0.3
Power Converter/Supply Equipment	0.3
Athletic Footwear	0.3
Electronic Measurement Instruments	0.3
Public Thoroughfares	0.3
Multimedia	0.3
Human Resources	0.3
Oil Refining & Marketing	0.3
Industrial Automated/Robotic	0.3
Wireless Equipment	0.3
Water	0.3
Toys	0.3
Apparel Manufacturers	0.3
Finance-Leasing Companies	0.3
Airport Development/Maintenance	0.3
Hotels/Motels	0.3
Computers-Integrated Systems	0.3
Distribution/Wholesale	0.2
Investment Companies	0.2
Computer Services	0.2
Advertising Agencies	0.2
Casino Hotels	0.2
Advertising Services	0.2
Medical Instruments	0.2
Auto-Heavy Duty Trucks	0.2
Retail-Major Department Stores	0.2
Paper & Related Products	0.2
Photo Equipment & Supplies	0.2
Optical Supplies	0.2
Machinery-Farming	0.2
Semiconductor Components-Integrated Circuits	0.2
Building Products-Air & Heating	0.2
Cable/Satellite TV	0.2
Television	0.2
Electronics-Military	0.2
Networking Products	0.2
Gold Mining	0.2
Applications Software	0.2
Machine Tools & Related Products	0.2
Commercial Services-Finance	0.2
Electric-Transmission	0.2
Web Portals/ISP	0.2
Coatings/Paint	0.2
Security Services	0.1
Investment Management/Advisor Services	0.1
Transport-Marine	0.1
Transactional Software	0.1
Gambling (Non-Hotel)	0.1
Energy-Alternate Sources	0.1
Medical-Hospitals	0.1
Retail-Building Products	0.1
Resorts/Theme Parks	0.1
Food-Confectionery	0.1
Satellite Telecom	0.1
Retail-Discount	0.1
Repurchase Agreements	0.1
Publishing-Periodicals	0.1
E-Commerce/Products	0.1
Diversified Operations/Commercial Services	0.1
Containers-Paper/Plastic	0.1
Beverages-Non-alcoholic	0.1
Internet Content-Information/News	0.1
Gas-Transportation	0.1
Oil-Field Services	0.1
Pipelines	0.1

Computer Aided Design	0.1
Bicycle Manufacturing	0.1
Printing-Commercial	0.1
Appliances	0.1
Private Equity	0.1
Casino Services	0.1
Building-Maintenance & Services	0.1
Publishing-Newspapers	0.1
Diversified Financial Services	0.1
Cruise Lines	0.1
Fisheries	0.1
Computers-Memory Devices	0.1
Travel Services	0.1
Rental Auto/Equipment	0.1
Transport-Truck	0.1
Retail-Vision Service Center	0.1
Steel Pipe & Tube	0.1
Retail-Home Furnishings	0.1
Tools-Hand Held	0.1
MRI/Medical Diagnostic Imaging	0.1
Building Products-Doors & Windows	0.1
Consulting Services	0.1
Leisure Products	0.1
Motorcycle/Motor Scooter	0.1
Wire & Cable Products	0.1

103.3%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$65,259,699	$—	$0	$65,259,699
Portugal	1,407,834	—	14,310	1,422,144
United Kingdom	161,942,351	13,161	—	161,955,512
Other Countries	689,439,051	—	—	689,439,051
Exchange-Traded Funds	5,580,711	—	—	5,580,711
Short-Term Investment Securities:
Registered Investment Companies	37,826,480	—	—	37,826,480
U.S. Government Treasuries	—	13,949,004	—	13,949,004
Repurchase Agreements	—	1,105,000	—	1,105,000

Total Investments at Value	$961,456,126	$15,067,165	$14,310	$976,537,601

Other Financial Instruments:+
Futures Contracts	$2,944,876	$—	$—	$2,944,876

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS - August 31, 2016 - (unaudited)

Security Description	Principal Amount(1)		Value (Note 1)
CORPORATE BONDS & NOTES - 7.5%
Austria - 0.1%

Bahia Sul Holdings GmbH Company Guar. Notes 5.75% due 07/14/2026*		$200,000	$204,500

Azerbaijan - 0.4%

Southern Gas Corridor CJSC Government Guar. Notes 6.88% due 03/24/2026*		800,000	897,040

Brazil - 0.1%

BRF SA Senior Notes 7.75% due 05/22/2018*(2)	BRL	500,000	141,096
Oi SA Senior Notes 9.75% due 09/15/2016*(2)(3)(4)	BRL	500,000	28,784

			169,880

British Virgin Islands - 0.4%

China Cinda Finance 2015 I, Ltd. Company Guar. Notes 4.25% due 04/23/2025*		275,000	289,096
Gold Fields Orogen Holdings BVI, Ltd. Company Guar. Notes 4.88% due 10/07/2020*		320,000	318,400
State Grid Overseas Investment 2014, Ltd. Company Guar. Notes 4.13% due 05/07/2024*		200,000	223,629

			831,125

Cayman Islands - 0.2%

Agile Group Holdings, Ltd. Company Guar. Notes 9.88% due 03/20/2017		200,000	206,502
Fibria Overseas Finance, Ltd. Company Guar. Notes 5.25% due 05/12/2024		250,000	258,425

			464,927

Chile - 0.5%

Cencosud SA Company Guar. Notes 5.15% due 02/12/2025		200,000	215,420
Empresa Nacional de Telecomunicaciones SA Senior Notes 4.88% due 10/30/2024		250,000	257,092
Empresa Nacional del Petroleo Senior Notes 3.75% due 08/05/2026*		200,000	204,573
Inversiones CMPC SA Company Guar. Notes 4.50% due 04/25/2022		300,000	317,834

			994,919

China - 0.1%

Bank of China, Ltd. Sub. Notes 5.00% due 11/13/2024		220,000	240,974

Colombia - 0.2%

Ecopetrol SA Senior Notes 4.13% due 01/16/2025		300,000	290,250
Transportadora de Gas Internacional SA ESP Senior Notes 5.70% due 03/20/2022*		200,000	209,120

			499,370

Cyprus - 0.1%

Global Ports Finance PLC Company Guar. Notes 6.87% due 01/25/2022*		220,000	231,000

India - 0.1%

Reliance Industries, Ltd. Senior Notes 4.13% due 01/28/2025*		250,000	263,404

Indonesia - 0.4%

Pertamina Persero PT Senior Notes 4.88% due 05/03/2022*		318,000	342,135
PT Pelabuhan Indonesia II Senior Notes 4.25% due 05/05/2025*		400,000	409,000

			751,135

Ireland - 0.1%

Novatek OAO via Novatek Finance, Ltd. Senior Notes 4.42% due 12/13/2022		260,000	259,688

Israel - 0.1%

Israel Chemicals, Ltd. Senior Notes 4.50% due 12/02/2024*		255,000	264,244

Kazakhstan - 0.1%

Tengizchevroil Finance Co., Inc. Company Guar. Notes 4.00% due 08/15/2026*		200,000	199,400

Luxembourg - 0.5%

Cosan Luxembourg SA Company Guar. Notes 7.00% due 01/20/2027*		265,000	279,244
Gazprom Neft OAO Via GPN Capital SA Senior Notes 4.38% due 09/19/2022*		200,000	199,250
Klabin Finance SA Company Guar. Notes 5.25% due 07/16/2024*		200,000	201,500
Tupy Overseas SA Company Guar. Notes 6.63% due 07/17/2024		270,000	271,620

			951,614

Malaysia - 0.1%

Petronas Capital, Ltd. Company Guar. Notes 3.50% due 03/18/2025		200,000	214,539

Mexico - 0.5%

Alpek SAB de CV Company Guar. Notes 5.38% due 08/08/2023*	310,000	342,162
Elementia SAB de CV Company Guar. Notes 5.50% due 01/15/2025*	200,000	209,178
Elementia SAB de CV Company Guar. Notes 5.50% due 01/15/2025	250,000	261,472
Trust F/1401 Senior Notes 5.25% due 01/30/2026*	200,000	213,500

		1,026,312

Netherlands - 0.6%

Bharti Airtel International Netherlands BV Company Guar. Notes 5.35% due 05/20/2024	200,000	223,225
GTH Finance BV Company Guar. Notes 7.25% due 04/26/2023*	200,000	215,500
Lukoil International Finance BV Company Guar. Notes 4.56% due 04/24/2023	200,000	206,033
Marfrig Holdings Europe BV Company Guar. Notes 8.00% due 06/08/2023*	200,000	207,750
MDC-GMTN BV Company Guar. Notes 2.75% due 05/11/2023*	200,000	203,040
Petrobras Global Finance BV Company Guar. Notes 8.75% due 05/23/2026	270,000	296,379

		1,351,927

Nigeria - 0.1%

Zenith Bank PLC Senior Notes 6.25% due 04/22/2019*	275,000	266,085

Peru - 0.3%

Alicorp SAA Senior Notes 3.88% due 03/20/2023*	150,000	145,500
Banco Internacional del Peru SAA/Panama Senior Notes 5.75% due 10/07/2020	250,000	278,000
Transportadora de Gas del Peru SA Senior Notes 4.25% due 04/30/2028*	200,000	207,000

		630,500

Singapore - 0.3%

Oversea-Chinese Banking Corp., Ltd. VRS Sub. Notes 4.00% due 10/15/2024*	200,000	209,810
Theta Capital Pte, Ltd. Company Guar. Notes 6.13% due 11/14/2020	300,000	307,506

		517,316

South Africa - 0.2%

Transnet SOC, Ltd. Senior Notes 4.00% due 07/26/2022*	320,000	308,006

South Korea - 0.3%

KEB Hana Bank Sub. Notes 4.38% due 09/30/2024*	200,000	218,073
Kia Motors Corp. Senior Notes 3.25% due 04/21/2026*	200,000	212,783
Shinhan Bank Sub. Bonds 3.88% due 03/24/2026*	200,000	212,907

		643,763

Sweden - 0.3%

PKO Bank Polski SA Senior Notes 4.63% due 09/26/2022*	305,000	328,285
Svensk Exportkredit AB Senior Notes 1.75% due 05/30/2017	400,000	401,738

		730,023

Thailand - 0.5%

Bangkok Bank PCL Senior Notes 2.75% due 03/27/2018*	500,000	507,319
Bangkok Bank PCL Senior Notes 3.88% due 09/27/2022	300,000	325,693
Thai Oil PCL Senior Notes 3.63% due 01/23/2023*	200,000	210,176

		1,043,188

Turkey - 0.4%

Akbank TAS Senior Notes 5.00% due 10/24/2022	275,000	276,650
Arcelik AS Senior Notes 5.00% due 04/03/2023	250,000	248,120
Turkiye Halk Bankasi AS Senior Notes 3.88% due 02/05/2020*	200,000	192,630
Turkiye Is Bankasi AS Senior Notes 5.38% due 10/06/2021*	200,000	203,000

		920,400

United Arab Emirates - 0.1%

Abu Dhabi National Energy Co. PJSC Senior Notes 4.38% due 06/22/2026*		200,000	213,394

United States - 0.4%

Cemex Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*#		200,000	211,000
Fifth Third Bancorp Senior Notes 3.50% due 03/15/2022		200,000	211,158
Toyota Motor Credit Corp. Senior Notes 1.75% due 05/22/2017		500,000	502,331

			924,489

Total Corporate Bonds & Notes
(cost $15,663,589)			16,013,162

FOREIGN GOVERNMENT OBLIGATIONS - 65.7%
Argentina - 1.1%

Republic of Argentina Senior Notes 2.50% due 12/31/2038(5)		1,500,000	1,046,250
Republic of Argentina Senior Notes 6.25% due 04/22/2019*		614,000	653,603
Republic of Argentina Senior Notes 7.50% due 04/22/2026*		651,000	725,865

			2,425,718

Armenia - 0.2%

Republic of Armenia Senior Bonds 7.15% due 03/26/2025*		430,000	462,452

Australia - 1.7%

Commonwealth of Australia Senior Notes 2.75% due 04/21/2024	AUD	1,500,000	1,208,511
Commonwealth of Australia Senior Notes 3.25% due 06/21/2039	AUD	500,000	422,668
Commonwealth of Australia Senior Notes 4.75% due 04/21/2027	AUD	750,000	719,288
Commonwealth of Australia Senior Notes 5.75% due 07/15/2022	AUD	1,500,000	1,387,177

			3,737,644

Austria - 0.3%

Republic of Austria Senior Notes 4.85% due 03/15/2026*	EUR	370,000	606,447

Belgium - 1.3%

Kingdom of Belgium Bonds 2.25% due 06/22/2023	EUR	1,735,000	2,273,621
Kingdom of Belgium Senior Notes 3.75% due 06/22/2045	EUR	300,000	572,965

			2,846,586

Brazil - 0.5%

Federative Republic of Brazil Senior Notes 5.00% due 01/27/2045		300,000	279,000
Federative Republic of Brazil Senior Notes 7.13% due 01/20/2037		600,000	714,000

			993,000

Canada - 0.2%

Government of Canada Bonds 5.00% due 06/01/2037	CAD	410,000	498,547

Chile - 0.7%

Republic of Chile Senior Notes 3.13% due 01/21/2026		660,000	706,134
Republic of Chile Senior Bonds 3.63% due 10/30/2042		650,000	698,750

			1,404,884

Colombia - 0.2%

Republic of Colombia Senior Notes 4.50% due 01/28/2026#		340,000	370,600

Costa Rica - 0.4%

Republic of Costa Rica Senior Notes 4.38% due 04/30/2025		350,000	343,875
Republic of Costa Rica Senior Bonds 5.63% due 04/30/2043*		200,000	188,500
Republic of Costa Rica Senior Notes 7.16% due 03/12/2045*		250,000	276,250

			808,625

Dominican Republic - 0.7%

Dominican Republic Senior Notes 5.50% due 01/27/2025*		300,000	318,000
Dominican Republic Senior Bonds 5.88% due 04/18/2024		300,000	321,750
Dominican Republic Senior Notes 6.88% due 01/29/2026*		335,000	386,925

Dominican Republic Senior Notes 8.63% due 04/20/2027		300,000	363,750

			1,390,425

Egypt - 0.8%

Government of Egypt Senior Notes 5.75% due 04/29/2020		700,000	714,154
Government of Egypt Senior Notes 5.88% due 06/11/2025		700,000	661,556
Government of Egypt Senior Notes 6.88% due 04/30/2040		350,000	336,945

			1,712,655

El Salvador - 0.4%

Republic of El Salvador Senior Notes 5.88% due 01/30/2025		200,000	201,500
Republic of El Salvador Senior Notes 7.38% due 12/01/2019		450,000	481,500
Republic of El Salvador Senior Notes 7.65% due 06/15/2035		200,000	213,000

			896,000

Ethiopia - 0.2%

Federal Republic of Ethiopia Senior Notes 6.63% due 12/11/2024		340,000	331,534

France - 2.5%

Government of France Bonds 2.75% due 10/25/2027	EUR	600,000	852,623
Government of France Bonds 3.50% due 04/25/2026	EUR	1,200,000	1,775,360
Government of France Bonds 4.00% due 04/25/2060	EUR	350,000	761,062
Government of France Bonds 4.25% due 10/25/2023	EUR	1,400,000	2,066,193
Government of France Bonds 5.50% due 04/25/2029	EUR	347	636

			5,455,874

Georgia - 0.4%

Republic of Georgia Notes 6.88% due 04/12/2021		700,000	780,500

Germany - 3.7%

Federal Republic of Germany Bonds 0.50% due 02/15/2026	EUR	500,000	592,228
Federal Republic of Germany Bonds 1.75% due 02/15/2024	EUR	800,000	1,037,551
Federal Republic of Germany Bonds 3.50% due 07/04/2019	EUR	1,580,000	1,971,576
Federal Republic of Germany Bonds 4.00% due 01/04/2037	EUR	610,000	1,181,700
Federal Republic of Germany Bonds 4.75% due 07/04/2028	EUR	1,000,000	1,756,187
Federal Republic of Germany Bonds 5.50% due 01/04/2031	EUR	750,000	1,485,570

			8,024,812

Honduras - 0.7%

Republic of Honduras Senior Notes 7.50% due 03/15/2024		620,000	697,500
Republic of Honduras Senior Notes 8.75% due 12/16/2020		600,000	694,500

			1,392,000

Hungary - 0.9%

Republic of Hungary Senior Notes 5.38% due 03/25/2024		1,130,000	1,295,319
Republic of Hungary Senior Notes 5.75% due 11/22/2023		308,000	359,005
Republic of Hungary Senior Bonds 6.38% due 03/29/2021		300,000	345,750

			2,000,074

Indonesia - 1.0%

Republic of Indonesia Senior Notes 4.75% due 01/08/2026*		700,000	780,422
Republic of Indonesia Senior Notes 5.95% due 01/08/2046*		470,000	595,607
Republic of Indonesia Senior Notes 8.50% due 10/12/2035		500,000	757,352

			2,133,381

Italy - 4.6%

Republic of Italy Bonds 4.25% due 09/01/2019	EUR	2,000,000	2,515,474
Republic of Italy Bonds 4.25% due 03/01/2020	EUR	800,000	1,023,577

Republic of Italy Bonds 4.50% due 03/01/2024	EUR	750,000	1,062,466
Republic of Italy Bonds 5.00% due 03/01/2025*	EUR	820,000	1,217,333
Republic of Italy Bonds 6.00% due 05/01/2031	EUR	600,000	1,066,415
Republic of Italy Bonds 6.50% due 11/01/2027	EUR	1,200,000	2,068,264
Republic of Italy Bonds 9.00% due 11/01/2023	EUR	532,912	938,836

			9,892,365

Ivory Coast - 0.6%

Republic of Ivory Coast Senior Notes 5.38% due 07/23/2024		650,000	648,479
Republic of Ivory Coast Senior Notes 5.75% due 12/31/2032		643,500	639,723

			1,288,202

Jamaica - 0.8%

Government of Jamaica Senior Notes 6.75% due 04/28/2028		350,000	397,250
Government of Jamaica Senior Notes 7.63% due 07/09/2025		230,000	267,375
Government of Jamaica Senior Notes 8.00% due 03/15/2039		960,000	1,128,000

			1,792,625

Japan - 15.5%

Government of Japan Senior Notes 0.40% due 06/20/2025	JPY	120,000,000	1,212,665
Government of Japan Senior Notes 0.40% due 09/20/2025	JPY	250,000,000	2,528,343
Government of Japan Senior Notes 0.80% due 06/20/2023	JPY	150,000,000	1,547,886
Government of Japan Senior Bonds 0.90% due 03/20/2022	JPY	205,000,000	2,100,306
Government of Japan Senior Bonds 1.00% due 09/20/2020	JPY	185,000,000	1,874,299
Government of Japan Senior Notes 1.10% due 06/20/2020	JPY	132,000,000	1,338,155
Government of Japan Senior Bonds 1.20% due 12/20/2020	JPY	200,000,000	2,048,094
Government of Japan Senior Notes 1.20% due 09/20/2035	JPY	200,000,000	2,254,154
Government of Japan Senior Bonds 1.30% due 12/20/2019	JPY	254,000,000	2,575,621
Government of Japan Senior Bonds 1.50% due 09/20/2018	JPY	190,000,000	1,900,588
Government of Japan Senior Notes 1.50% due 03/20/2033	JPY	170,000,000	1,995,325
Government of Japan Senior Bonds 1.50% due 12/20/2044	JPY	200,000,000	2,493,732
Government of Japan Senior Bonds 1.70% due 12/20/2016	JPY	62,500,000	607,567
Government of Japan Senior Notes 1.80% due 06/20/2030	JPY	100,000,000	1,197,429
Government of Japan Senior Notes 1.80% due 12/20/2031	JPY	53,000,000	642,290
Government of Japan Senior Notes 1.90% due 12/20/2028	JPY	100,000,000	1,190,721
Government of Japan Senior Bonds 2.00% due 09/20/2040	JPY	285,000,000	3,777,679
Government of Japan Senior Bonds 2.10% due 09/20/2029	JPY	128,000,000	1,568,549
Government of Japan Senior Notes 2.20% due 03/20/2051	JPY	33,000,000	496,185

			33,349,588

Kenya - 0.6%

Republic of Kenya Senior Notes 6.88% due 06/24/2024		1,400,000	1,366,820

Lebanon - 1.1%

Republic of Lebanon Senior Notes 5.80% due 04/14/2020		670,000	664,472
Republic of Lebanon Senior Notes 6.60% due 11/27/2026		900,000	891,000
Republic of Lebanon Senior Notes 6.65% due 02/26/2030		600,000	588,120

Republic of Lebanon Senior Notes 8.25% due 04/12/2021		260,000	282,425

			2,426,017

Lithuania - 1.0%

Republic of Lithuania Senior Notes 6.63% due 02/01/2022		750,000	922,500
Republic of Lithuania Senior Notes 7.38% due 02/11/2020		1,000,000	1,185,000

			2,107,500

Malaysia - 0.1%

Government of Malaysia Senior Notes 4.05% due 09/30/2021	MYR	1,000,000	256,047

Mexico - 3.0%

United Mexican States Senior Notes 3.60% due 01/30/2025		700,000	742,000
United Mexican States Senior Notes 4.00% due 10/02/2023		500,000	543,125
United Mexican States Senior Notes 4.13% due 01/21/2026		1,300,000	1,425,125
United Mexican States Senior Notes 4.35% due 01/15/2047		700,000	721,875
United Mexican States Senior Notes 4.60% due 01/23/2046		200,000	216,250
United Mexican States Senior Notes 5.55% due 01/21/2045		200,000	246,500
United Mexican States Senior Notes 6.05% due 01/11/2040		400,000	517,500
United Mexican States Bonds 10.00% due 12/05/2024	MXN	20,000,000	1,359,585
United Mexican States Bonds 10.00% due 11/20/2036	MXN	10,000,000	755,598

			6,527,558

Montenegro - 0.3%

Republic of Montenegro Senior Notes 5.75% due 03/10/2021*	EUR	500,000	583,793

Morocco - 0.2%

Kingdom of Morocco Senior Notes 5.50% due 12/11/2042		350,000	410,987

Mozambique - 0.5%

Republic of Mozambique Senior Notes 10.50% due 01/18/2023*		1,447,000	1,074,687

Namibia - 0.3%

Republic of Namibia Senior Notes 5.25% due 10/29/2025		670,000	711,051

Netherlands - 0.5%

Government of Netherlands Bonds 2.25% due 07/15/2022*	EUR	885,000	1,143,396

Pakistan - 0.3%

Islamic Republic of Pakistan Senior Notes 7.25% due 04/15/2019		200,000	213,604
Islamic Republic of Pakistan Senior Notes 8.25% due 04/15/2024		300,000	336,769

			550,373

Panama - 1.1%

Republic of Panama Senior Notes 3.75% due 03/16/2025		500,000	541,250
Republic of Panama Senior Notes 5.20% due 01/30/2020		650,000	719,225
Republic of Panama Senior Notes 6.70% due 01/26/2036		800,000	1,114,000

			2,374,475

Paraguay - 0.8%

Republic of Paraguay Senior Notes 4.63% due 01/25/2023		750,000	800,625
Republic of Paraguay Senior Bonds 6.10% due 08/11/2044*		250,000	287,500
Republic of Paraguay Senior Notes 6.10% due 08/11/2044		500,000	575,000

			1,663,125

Peru - 1.0%

Republic of Peru Senior Notes 4.13% due 08/25/2027		151,000	171,385
Republic of Peru Senior Notes 6.55% due 03/14/2037		300,000	423,000
Republic of Peru Senior Notes 7.35% due 07/21/2025		650,000	900,250
Republic of Peru Senior Notes 8.75% due 11/21/2033		400,000	650,000

			2,144,635

Philippines - 0.1%

Republic of the Philippines Senior Notes 3.70% due 03/01/2041		200,000	226,943

Poland - 0.7%

Republic of Poland Senior Notes 4.00% due 01/22/2024		1,250,000	1,387,420

Romania - 0.2%

Government of Romania Senior Notes 6.13% due 01/22/2044		340,000	457,317

Russia - 0.6%

Russian Federation Senior Notes 5.63% due 04/04/2042		200,000	228,959
Russian Federation Senior Notes 5.88% due 09/16/2043		400,000	472,953
Russian Federation Senior Bonds 12.75% due 06/24/2028		350,000	630,511

			1,332,423

Senegal - 0.3%

Republic of Senegal Bonds 6.25% due 07/30/2024		530,000	542,031

Serbia - 0.8%

Republic of Serbia Bonds 4.88% due 02/25/2020		450,000	468,000
Republic of Serbia Notes 5.88% due 12/03/2018		500,000	530,020
Republic of Serbia Senior Notes 7.25% due 09/28/2021		700,000	811,132

			1,809,152

South Africa - 0.7%

Republic of South Africa Senior Notes 5.88% due 09/16/2025		500,000	561,250
Republic of South Africa Bonds 10.50% due 12/21/2026	ZAR	11,500,000	855,961

			1,417,211

Spain - 3.4%

Kingdom of Spain Bonds 1.15% due 07/30/2020	EUR	1,000,000	1,165,565
Kingdom of Spain Senior Notes 4.40% due 10/31/2023*	EUR	750,000	1,061,798
Kingdom of Spain Bonds 5.15% due 10/31/2028*	EUR	1,200,000	1,925,571
Kingdom of Spain Senior Bonds 5.50% due 04/30/2021*	EUR	1,500,000	2,094,514
Kingdom of Spain Bonds 5.75% due 07/30/2032	EUR	300,000	539,079
Kingdom of Spain Bonds 6.00% due 01/31/2029	EUR	300,000	516,748

			7,303,275

Sri Lanka - 0.9%

Republic of Sri Lanka Senior Notes 5.88% due 07/25/2022		300,000	309,395
Republic of Sri Lanka Senior Notes 6.83% due 07/18/2026*		460,000	494,429
Republic of Sri Lanka Senior Notes 6.85% due 11/03/2025*		400,000	429,488
Republic of Sri Lanka Senior Notes 6.85% due 11/03/2025		700,000	751,605

			1,984,917

Sweden - 1.0%

Kingdom of Sweden Bonds 1.50% due 11/13/2023	SEK	5,800,000	763,514
Kingdom of Sweden Bonds 3.50% due 06/01/2022	SEK	3,000,000	429,283
Kingdom of Sweden Bonds 3.50% due 03/30/2039	SEK	5,600,000	999,727

			2,192,524

Tunisia - 0.7%

Central Bank of Tunisia Senior Notes 5.75% due 01/30/2025		1,450,000	1,428,540

Turkey - 1.7%

Republic of Turkey Senior Notes 4.88% due 04/16/2043		900,000	860,571
Republic of Turkey Senior Bonds 5.75% due 03/22/2024		650,000	706,238
Republic of Turkey Senior Notes 6.00% due 01/14/2041		330,000	361,964

Republic of Turkey Notes 6.63% due 02/17/2045		340,000	405,902
Republic of Turkey Senior Notes 6.75% due 04/03/2018		470,000	500,649
Republic of Turkey Senior Notes 7.38% due 02/05/2025		200,000	240,572
Republic of Turkey Senior Notes 11.88% due 01/15/2030		380,000	644,575

			3,720,471

Ukraine - 0.6%

Government of Ukraine Senior Notes 7.75% due 09/01/2019		710,000	705,598
Government of Ukraine Senior Notes 7.75% due 09/01/2027		700,000	668,500

			1,374,098

United Kingdom - 3.8%

United Kingdom Gilt Treasury Bonds 1.25% due 07/22/2018	GBP	600,000	804,424
United Kingdom Gilt Treasury Bonds 2.00% due 09/07/2025	GBP	400,000	592,983
United Kingdom Gilt Treasury Bonds 2.25% due 09/07/2023	GBP	300,000	445,396
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	370,000	747,136
United Kingdom Gilt Treasury Bonds 4.25% due 06/07/2032	GBP	1,300,000	2,519,196
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2040	GBP	450,000	966,241
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	290,000	595,165
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/2030	GBP	700,000	1,394,406

			8,064,947

Total Foreign Government Obligations
(cost $134,891,483)			141,176,271

U.S. GOVERNMENT TREASURIES - 23.4%

United States Treasury Bonds
2.88% due 08/15/2045		1,000,000	1,137,266
3.00% due 05/15/2042		1,720,000	2,000,307
4.38% due 02/15/2038		620,000	880,012

United States Treasury Notes
0.75% due 02/28/2018		1,500,000	1,499,590
1.13% due 02/28/2021		2,500,000	2,496,680
1.38% due 09/30/2018		2,000,000	2,022,812
1.38% due 04/30/2021		2,500,000	2,521,680
1.63% due 02/15/2026		2,000,000	2,008,124
1.75% due 12/31/2020		2,000,000	2,050,390
1.75% due 01/31/2023		1,000,000	1,021,641
1.75% due 05/15/2023		1,500,000	1,532,109
1.88% due 11/30/2021		2,000,000	2,063,124
1.88% due 10/31/2022		2,000,000	2,060,234
2.00% due 11/30/2020		3,000,000	3,105,234
2.00% due 02/15/2025		1,000,000	1,037,109
2.00% due 08/15/2025		1,000,000	1,036,641
2.25% due 11/15/2025		2,000,000	2,116,406
2.38% due 08/15/2024		2,050,000	2,184,052
2.50% due 05/15/2024		4,500,000	4,835,038
2.75% due 11/30/2016		2,370,000	2,384,078
2.75% due 12/31/2017		2,150,000	2,206,437
2.75% due 02/28/2018		3,030,000	3,119,243
2.75% due 11/15/2023		2,000,000	2,179,688
2.75% due 02/15/2024		1,200,000	1,309,734
3.13% due 05/15/2021		1,360,000	1,479,797

Total U.S. Government Treasuries
(cost $48,787,294)			50,287,426

Total Long-Term Investment Securities
(cost $199,342,366)			207,476,859

SHORT-TERM INVESTMENT SECURITIES - 2.2%
Registered Investment Companies - 0.2%

State Street Navigator Securities Lending Prime Portfolio 0.43%(6)(7)		381,650	381,650

Time Deposits - 2.0%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/01/2016		4,289,000	4,289,000

Total Short-Term Investment Securities
(cost $4,670,650)			4,670,650

TOTAL INVESTMENTS —
(cost $204,013,016)(8)		98.8%	212,147,509
Other assets less liabilities		1.2	2,650,552

NET ASSETS —		100.0%	$214,798,061

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2016, the aggregate value of these securities was $25,249,093 representing 11.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan.
(1)	Denominated in United States dollars unless otherwise indicated.
(2)	Illiquid security. At August 31, 2016, the aggregate value of these securities was $169,880 representing 0.1% of net assets.
(3)	Company has filed for bankruptcy protection.

(4)	Security in default.
(5)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflects the increased rate.
(6)	At August 31, 2016, the Fund had loaned securities with a total value of $587,927. This was secured by collateral of $381,650, which was received in cash and subsequently invested in short-term investments currently valued at $381,650 as reported in the Portfolio of Investments. Additional collateral of $221,576 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2016
United States Treasury Bills	0.00%	10/13/2016 to 10/27/2016	$56,518
United States Treasury Notes/Bonds	0.45% to 4.25%	07/31/2017 to 11/15/2045	165,058

(7)	The rate shown is the 7-day yield as of August 31, 2016.
(8)	See Note 5 for cost of investments on a tax basis.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

EUR - Euro Dollar

GBP - British Pound

JPY - Japanese Yen

MXN - Mexican Peso

MYR - Malaysian Ringgit

SEK - Swedish Krona

ZAR - South African Rand

VRS - Variable Rate Security

The rates shown on VRS are the current interest rates as of August 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

Industry Allocation*

Sovereign	65.0%
United States Treasury Notes	21.6
Time Deposits	2.0
United States Treasury Bonds	1.8
Banks-Commercial	1.4
Banks-Fiduciary	0.7
Oil Companies-Exploration & Production	0.6
Pipelines	0.5
Paper & Related Products	0.5
Oil Companies-Integrated	0.4
Auto-Cars/Light Trucks	0.3
Real Estate Operations & Development	0.3
Oil Refining & Marketing	0.2
Metal Processors & Fabrication	0.2
Telecom Services	0.2
Transport-Marine	0.2
Import/Export	0.2
Registered Investment Companies	0.2
Food-Meat Products	0.2
Petrochemicals	0.2
Gold Mining	0.2
Transport-Services	0.2
Sugar	0.2
Investment Management/Advisor Services	0.1
Auto/Truck Parts & Equipment-Original	0.1
Chemicals-Diversified	0.1
Cellular Telecom	0.1
Appliances	0.1
Warehousing & Harbor Transportation Services	0.1
Electric-Distribution	0.1
Food-Retail	0.1
Real Estate Investment Trusts	0.1
Electric-Generation	0.1
Banks-Super Regional	0.1
Building Products-Cement	0.1
Gas-Transportation	0.1
Sovereign Agency	0.1
Food-Misc./Diversified	0.1

98.8%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$16,013,162	$—	$16,013,162
Foreign Government Obligations	—	141,176,271	—	141,176,271
U.S. Government Treasuries	—	50,287,426	—	50,287,426
Short-Term Investment Securities:
Registered Investment Companies	381,650	—	—	381,650
Time Deposits	—	4,289,000	—	4,289,000

Total Investments at Value	$381,650	$211,765,859	$—	$212,147,509

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.7%
Australia - 1.4%

Amcor, Ltd.	237,094	$2,851,009
Brambles, Ltd.	107,903	999,085
CSL, Ltd.	16,417	1,333,759
Orica, Ltd.	45,948	509,696
Treasury Wine Estates, Ltd.	92,920	784,236

		6,477,785

Austria - 0.4%

Erste Group Bank AG	57,110	1,604,369

Belgium - 1.6%

Anheuser-Busch InBev SA/NV	20,005	2,478,034
KBC Groep NV†	63,938	3,784,934
UCB SA	9,210	756,218

		7,019,186

Bermuda - 0.2%

Global Brands Group Holding, Ltd.†	3,960,800	367,613
Li & Fung, Ltd.	1,472,800	757,516

		1,125,129

Brazil - 0.9%

Ambev SA ADR	139,081	824,750
BM&FBovespa SA	563,102	3,123,113

		3,947,863

Canada - 4.0%

Alimentation Couche-Tard, Inc., Class B	47,430	2,446,005
Canadian National Railway Co.# (NYSE)	39,568	2,544,618
Canadian National Railway Co. (TSX)	19,241	1,236,418
Cenovus Energy, Inc.	73,892	1,067,755
CGI Group, Inc., Class A†	67,228	3,272,200
Element Financial Corp.#	67,850	706,232
Fairfax Financial Holdings, Ltd.	2,989	1,691,700
Great-West Lifeco, Inc.	37,989	907,286
Loblaw Cos., Ltd.	16,951	922,262
Suncor Energy, Inc.	126,871	3,440,242

		18,234,718

Cayman Islands - 3.1%

Alibaba Group Holding, Ltd. ADR†#	41,694	4,052,240
Baidu, Inc. ADR†	9,926	1,698,041
CK Hutchison Holdings, Ltd.	244,392	3,140,925
Sands China, Ltd.	337,600	1,327,326
Tencent Holdings, Ltd.	142,600	3,709,506

		13,928,038

China - 0.5%

Kweichow Moutai Co., Ltd., Class A	49,251	2,286,920

Denmark - 2.6%

Carlsberg A/S, Class B	33,382	3,129,610
DSV A/S	46,000	2,281,419
Novo Nordisk A/S, Class B	73,113	3,426,675
Pandora A/S	21,830	2,715,703

		11,553,407

France - 12.1%

Air Liquide SA	20,524	2,251,118
Arkema SA	21,760	1,942,504
Bureau Veritas SA	29,400	630,305
Capgemini SA	16,790	1,635,739
Criteo SA ADR†	28,510	1,051,449
Danone SA	64,064	4,867,154
Dassault Systemes	9,909	834,722
Engie SA	87,865	1,400,549
Essilor International SA	21,822	2,771,263
Hermes International	709	299,417
Kering	14,130	2,678,635
L’Oreal SA	6,289	1,188,002
Legrand SA	60,649	3,633,532
LVMH Moet Hennessy Louis Vuitton SE	11,764	1,990,631
Pernod Ricard SA	33,382	3,831,580
Publicis Groupe SA	67,220	4,989,957
Rexel SA	73,300	1,177,789
Schneider Electric SE	58,110	3,959,781
Thales SA	25,250	2,186,458
TOTAL SA	66,862	3,188,348
Valeo SA	41,650	2,155,210
Veolia Environnement SA	86,050	1,829,944
Vinci SA	32,450	2,460,991
Vivendi SA	98,190	1,903,563

		54,858,641

Germany - 9.6%

adidas AG	21,080	3,502,364
Allianz SE	15,062	2,243,762
Bayer AG	34,798	3,725,117
Beiersdorf AG#	23,522	2,188,480
Deutsche Boerse AG	33,044	2,640,206
Deutsche Boerse AG (HLDCO123 plc)†(4)	22,930	1,959,219
Deutsche Post AG	43,299	1,371,660
Fresenius Medical Care AG & Co. KGaA	31,590	2,795,709
HeidelbergCement AG	29,040	2,697,338
Linde AG	11,654	1,996,067
Merck KGaA	11,633	1,224,159
MTU Aero Engines AG	5,469	556,112
ProSiebenSat.1 Media SE	81,763	3,516,770
SAP SE	100,706	8,847,310
Symrise AG	21,278	1,566,718
Zalando SE†#*	69,098	2,642,529

		43,473,520

Hong Kong - 1.9%

AIA Group, Ltd.	1,122,600	7,098,057
Galaxy Entertainment Group, Ltd.	443,000	1,441,918

		8,539,975

India - 1.4%

HDFC Bank, Ltd.	48,110	927,430
Housing Development Finance Corp., Ltd.	72,990	1,536,583
Tata Consultancy Services, Ltd.	41,512	1,558,761
Tata Motors, Ltd.	260,590	2,093,436

		6,116,210

Indonesia - 0.8%

Astra International Tbk PT	3,383,300	2,078,695

Bank Mandiri Persero Tbk PT	1,703,500	1,441,522

		3,520,217

Ireland - 1.0%

CRH PLC	81,870	2,771,620
Ryanair Holdings PLC ADR	25,608	1,859,397

		4,631,017

Israel - 0.9%

Check Point Software Technologies, Ltd.†	10,836	831,555
Teva Pharmaceutical Industries, Ltd. ADR	61,806	3,114,404

		3,945,959

Italy - 0.2%

Eni SpA	49,298	744,557
Luxottica Group SpA	5,797	279,666

		1,024,223

Japan - 11.7%

Calbee, Inc.#	56,600	2,054,154
Daikin Industries, Ltd.#	30,000	2,780,360
Daito Trust Construction Co., Ltd.	15,200	2,238,167
Denso Corp.	68,600	2,832,448
FANUC Corp.	14,600	2,487,778
Fast Retailing Co., Ltd.#	3,800	1,334,674
Hoya Corp.	74,400	2,882,807
Inpex Corp.	43,111	374,338
Isuzu Motors, Ltd.	46,700	537,344
Japan Tobacco, Inc.	109,500	4,241,782
Kao Corp.	22,600	1,174,505
Keyence Corp.#	3,900	2,733,939
Komatsu, Ltd.	96,900	2,118,005
Kubota Corp.	66,400	973,554
Kyocera Corp.	30,500	1,449,166
LINE Corp.†	25,900	1,103,939
Mitsubishi Estate Co., Ltd.	65,000	1,229,450
Nitori Holdings Co., Ltd.	20,400	2,068,294
NTT DOCOMO, Inc.	81,200	2,042,851
ORIX Corp.	158,900	2,284,480
Ryohin Keikaku Co., Ltd.	12,600	2,272,421
Seven & i Holdings Co., Ltd.	64,100	2,701,784
Shin-Etsu Chemical Co., Ltd.	13,100	961,498
Sohgo Security Services Co., Ltd.#	21,800	1,089,315
Start Today Co., Ltd.	16,400	761,630
Sysmex Corp.	10,200	657,556
Terumo Corp.	59,200	2,303,001
Toyota Motor Corp.	17,275	1,041,526
Yahoo Japan Corp.#	554,400	2,261,217

		52,991,983

Jersey - 3.2%

Delphi Automotive PLC	7,712	544,930
Experian PLC	19,366	385,017
Shire PLC	63,860	3,992,466
Wolseley PLC	52,650	3,028,214
WPP PLC	285,949	6,593,670

		14,544,297

Luxembourg - 0.4%

ArcelorMittal†	295,630	1,744,763

Mexico - 1.3%

Cemex SAB de CV ADR†	234,728	1,945,895
Fomento Economico Mexicano SAB de CV ADR	19,898	1,821,662
Grupo Televisa SAB ADR	80,310	2,194,872

		5,962,429

Netherlands - 4.0%

Akzo Nobel NV	29,400	1,986,675
ASML Holding NV#	15,520	1,651,025
Heineken NV	5,237	467,913
ING Groep NV	205,913	2,577,074
Koninklijke DSM NV	31,190	2,174,083
Koninklijke Vopak NV	28,620	1,451,274
Mobileye NV†#	37,010	1,809,419
NXP Semiconductors NV†	19,870	1,748,957
Randstad Holding NV	43,922	2,071,171
Unilever NV CVA	37,608	1,724,768
Wolters Kluwer NV	12,366	518,986

		18,181,345

Norway - 0.4%

Statoil ASA#	110,670	1,750,479

Portugal - 0.5%

Jeronimo Martins SGPS SA	143,888	2,321,631

Russia - 0.2%

Magnit PJSC	24,080	949,715

Singapore - 1.5%

Broadcom, Ltd.	17,928	3,162,858
DBS Group Holdings, Ltd.	174,400	1,918,791
Singapore Telecommunications, Ltd.	188,450	556,034
United Overseas Bank, Ltd.	75,077	992,430

		6,630,113

South Korea - 0.8%

Amorepacific Corp.	4,860	1,682,475
BGF retail Co., Ltd.	3,800	690,135
Samsung Electronics Co., Ltd.	716	1,040,287

		3,412,897

Spain - 1.9%

Amadeus IT Group SA	75,912	3,488,230
Cellnex Telecom SAU*	77,596	1,354,578
Grifols SA	42,360	897,287
Industria de Diseno Textil SA	86,080	3,050,010

		8,790,105

Sweden - 2.5%

Getinge AB, Class B	67,679	1,320,273
Hennes & Mauritz AB, Class B	47,671	1,453,410
Hexagon AB, Class B	61,660	2,510,870
Investor AB, Class B	63,862	2,252,904
Lundin Petroleum AB†	102,310	1,801,045
Sandvik AB	68,664	745,541

Telefonaktiebolaget LM Ericsson, Class B	178,392	1,272,197

		11,356,240

Switzerland - 7.2%

Cie Financiere Richemont SA#	18,046	1,039,404
Julius Baer Group, Ltd.	105,134	4,407,173
Kuehne & Nagel International AG	3,372	470,719
Nestle SA	54,814	4,363,720
Novartis AG	39,347	3,096,394
Roche Holding AG	52,795	12,871,985
Sonova Holding AG#	4,040	559,040
Syngenta AG	1,233	536,926
UBS Group AG	290,066	4,193,725
Zurich Insurance Group AG	4,039	1,032,387

		32,571,473

Taiwan - 1.5%

Hon Hai Precision Industry Co., Ltd.	199,294	552,714
Taiwan Semiconductor Manufacturing Co., Ltd.	576,269	3,196,399
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	101,349	2,912,770

		6,661,883

Thailand - 0.5%

Kasikornbank PCL NVDR	359,900	2,053,423

Turkey - 0.3%

Akbank TAS	468,903	1,239,859

United Kingdom - 16.2%

Aberdeen Asset Management PLC	236,705	996,518
Admiral Group PLC	67,830	1,825,954
Ashtead Group PLC	163,501	2,715,971
ASOS PLC†	28,050	1,668,573
Auto Trader Group PLC*	471,851	2,311,768
Aviva PLC	387,690	2,180,962
Barclays PLC	364,757	825,044
British American Tobacco PLC	92,518	5,740,400
Bunzl PLC	79,750	2,469,384
Carnival PLC	25,030	1,201,001
Compass Group PLC	391,490	7,413,103
Diageo PLC	69,972	1,937,368
Informa PLC	138,966	1,292,893
Kingfisher PLC	241,856	1,178,588
Lloyds Banking Group PLC	1,686,899	1,314,692
London Stock Exchange Group PLC	62,580	2,263,973
Next PLC	22,199	1,610,571
Pearson PLC	91,920	1,044,699
Prudential PLC	42,487	760,721
Reckitt Benckiser Group PLC	75,597	7,300,327
RELX PLC	200,318	3,801,036
Rio Tinto PLC	107,072	3,235,241
Rolls-Royce Holdings PLC	90,032	910,336
Royal Dutch Shell PLC, Class A	74,550	1,830,697
Royal Dutch Shell PLC, Class B	61,237	1,561,627
Sky PLC	454,351	5,065,395
Smith & Nephew PLC	76,335	1,231,940
Smiths Group PLC	44,231	778,878
St James’s Place PLC#	141,061	1,819,000
Weir Group PLC	115,650	2,288,616
Worldpay Group PLC†*	612,362	2,402,719

		72,977,995

Total Long-Term Investment Securities
(cost $398,007,933)		436,427,807

SHORT-TERM INVESTMENT SECURITIES - 6.3%
Registered Investment Companies - 4.3%

State Street Navigator Securities Lending Prime Portfolio 0.43%(1)(2)	19,268,430	19,268,430

Time Deposits - 1.9%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/01/2016	$8,712,000	8,712,000

U.S. Government Agencies - 0.1%

Federal Home Loan Bank Disc. Notes 0.12% due 09/01/2016	535,000	535,000

Total Short-Term Investment Securities
(cost $28,515,430)		28,515,430

TOTAL INVESTMENTS
(cost $426,523,363)(3)	103.0%	464,943,237
Liabilities in excess of other assets	(3.0)	(13,528,351)

NET ASSETS	100.0%	$451,414,886

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2016, the aggregate value of these securities was $8,711,594 representing 1.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	At August 31, 2016, the Fund had loaned securities with a total value of $21,070,160. This was secured by collateral of $19,268,430, which was received in cash and subsequently invested in short-term investments currently valued at $19,268,430 as reported in the Portfolio of Investments. Additional collateral of $2,951,438 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2016
United States Treasury Notes/Bonds	0.13% to 8.88%	03/31/2017 to 05/15/2046	$2,951,438

(2)	The rate shown is the 7-day yield as of August 31, 2016.
(3)	See Note 5 for cost of investments on a tax basis.
(4)	Illiquid Security. At August 31, 2016, the aggregate value of these securities was $1,959,219 representing 0.4% of net assets.
ADR	- American Depositary Receipt
CVA	- Certification Van Aandelen (Dutch Cert.)
NVDR	- Non-Voting Depositary Receipt
NYSE	- New York Stock Exchange
TSX	- Toronto Stock Exchange

Industry Allocation*

Medical-Drugs	6.8%
Registered Investment Companies	4.3
Banks-Commercial	3.8
Oil Companies-Integrated	2.9
Insurance-Life/Health	2.9
Food-Misc./Diversified	2.6
Retail-Apparel/Shoe	2.3
Finance-Other Services	2.2
Tobacco	2.2
Enterprise Software/Service	2.0
Beverages-Wine/Spirits	1.9
Time Deposits	1.9
Cosmetics & Toiletries	1.9
Semiconductor Components-Integrated Circuits	1.8
Distribution/Wholesale	1.7
Chemicals-Diversified	1.6
Building Products-Cement	1.6
Food-Catering	1.6
Auto/Truck Parts & Equipment-Original	1.6
Soap & Cleaning Preparation	1.6
Brewery	1.6
Food-Retail	1.5
E-Commerce/Products	1.5
Advertising Agencies	1.4
Diversified Banking Institutions	1.4
Cable/Satellite TV	1.1
Advertising Services	1.1
Electronic Components-Misc.	1.0
Diversified Financial Services	1.0
Industrial Gases	0.9
Multimedia	0.9
Electronic Components-Semiconductors	0.9
Transport-Services	0.9
Medical Products	0.9
Power Converter/Supply Equipment	0.9
Web Portals/ISP	0.9
Transport-Rail	0.9
Commercial Services	0.8
Retail-Jewelry	0.8
Internet Application Software	0.8
Aerospace/Defense	0.8
Electric Products-Misc.	0.8
Insurance-Property/Casualty	0.8
Television	0.8
Athletic Footwear	0.8
Real Estate Management/Services	0.8
Computer Services	0.8
Transactional Software	0.7
Insurance-Multi-line	0.7
Computers-Integrated Systems	0.7
Metal-Diversified	0.7
Diversified Operations	0.7
Auto-Cars/Light Trucks	0.7
Medical-Generic Drugs	0.7
Finance-Leasing Companies	0.6
Containers-Paper/Plastic	0.6
Dialysis Centers	0.6
Building Products-Air & Heating	0.6
Optical Supplies	0.6
Casino Hotels	0.6
Electronic Measurement Instruments	0.6
Rental Auto/Equipment	0.6
Retail-Major Department Stores	0.6
Industrial Automated/Robotic	0.6
Machinery-General Industrial	0.5
Building-Heavy Construction	0.5
Retail-Convenience Store	0.5
Finance-Credit Card	0.5
E-Commerce/Services	0.5
Machinery-Pumps	0.5
Retail-Misc./Diversified	0.5
Investment Companies	0.5
Broadcast Services/Program	0.5
Oil Companies-Exploration & Production	0.5
Machinery-Construction & Mining	0.5
Retail-Automobile	0.5
Retail-Home Furnishings	0.5
Cellular Telecom	0.5
Human Resources	0.4
Textile-Apparel	0.4
Medical Instruments	0.4
Airlines	0.4
Water	0.4
Beverages-Non-alcoholic	0.4
Steel-Producers	0.4
Semiconductor Equipment	0.4
Finance-Mortgage Loan/Banker	0.3
Pipelines	0.3
Electric-Integrated	0.3
Satellite Telecom	0.3
Medical-Biomedical/Gene	0.3
Networking Products	0.3
Cruise Lines	0.3
Retail-Building Products	0.3
Internet Content-Entertainment	0.2
Security Services	0.2
E-Marketing/Info	0.2
Diversified Operations/Commercial Services	0.2
Investment Management/Advisor Services	0.2
Machinery-Farming	0.2
Chemicals-Specialty	0.2
Computer Aided Design	0.2
Applications Software	0.2
Diversified Manufacturing Operations	0.2
Machine Tools & Related Products	0.2
Retail-Hypermarkets	0.2
Apparel Manufacturers	0.2
Consulting Services	0.1
Telecom Services	0.1
Auto-Heavy Duty Trucks	0.1
Agricultural Chemicals	0.1
U.S. Government Agencies	0.1
Publishing-Periodicals	0.1
Explosives	0.1
Commercial Services-Finance	0.1
Retail-Vision Service Center	0.1

103.0%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$436,427,807	$—	$—	436,427,807
Short-Term Investment Securities:
Registered Investment Companies	19,268,430	—	—	19,268,430
Other Short-Term Investment Securities	—	9,247,000	—	9,247,000

Total Investments at Value*	$455,696,237	$9,247,000	$—	$464,943,237

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS - August 31, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.7%
Agricultural Chemicals - 0.6%

Monsanto Co.	8,745	$931,343

Applications Software - 2.9%

Intuit, Inc.	3,485	388,403
Microsoft Corp.	73,300	4,211,818

		4,600,221

Auto/Truck Parts & Equipment-Original - 1.8%

Delphi Automotive PLC	26,104	1,844,509
Johnson Controls, Inc.	21,770	955,267

		2,799,776

Banks-Fiduciary - 1.5%

Bank of New York Mellon Corp.	55,541	2,314,393

Banks-Super Regional - 1.9%

Wells Fargo & Co.	57,324	2,912,059

Beverages-Non-alcoholic - 2.0%

PepsiCo, Inc.	29,584	3,158,092

Beverages-Wine/Spirits - 0.6%

Diageo PLC ADR#	8,101	911,201

Cable/Satellite TV - 2.4%

Comcast Corp., Class A	56,494	3,686,798

Commercial Services - 2.5%

Aramark	23,369	886,386
Nielsen Holdings PLC	56,555	3,013,251

		3,899,637

Commercial Services-Finance - 1.1%

S&P Global, Inc.	14,325	1,769,711

Computer Software - 0.3%

Akamai Technologies, Inc.†	7,360	404,064

Computers - 3.4%

Apple, Inc.	50,578	5,366,326

Data Processing/Management - 1.4%

Dun & Bradstreet Corp.	7,012	965,202
Fidelity National Information Services, Inc.	15,525	1,231,598

		2,196,800

Diagnostic Equipment - 1.1%

Abbott Laboratories	39,087	1,642,436

Diversified Banking Institutions - 7.6%

Citigroup, Inc.	92,210	4,402,105
JPMorgan Chase & Co.	60,255	4,067,213
Morgan Stanley	104,620	3,354,117

		11,823,435

Diversified Manufacturing Operations - 1.5%

Eaton Corp. PLC	16,205	1,078,281
General Electric Co.	40,057	1,251,380

		2,329,661

E-Commerce/Services - 0.8%

Expedia, Inc.	11,660	1,272,339

Electric-Integrated - 1.1%

DTE Energy Co.	4,951	459,948
Edison International	17,374	1,263,437

		1,723,385

Electronic Components-Semiconductors - 1.7%

Broadcom, Ltd.	11,065	1,952,087
Skyworks Solutions, Inc.	9,526	713,117

		2,665,204

Entertainment Software - 2.4%

Activision Blizzard, Inc.	53,970	2,232,739
Electronic Arts, Inc.†	19,490	1,583,173

		3,815,912

Finance-Credit Card - 1.3%

MasterCard, Inc., Class A	20,922	2,021,693

Food-Retail - 0.7%

Kroger Co.	33,740	1,079,343

Home Decoration Products - 0.8%

Newell Brands, Inc.	22,080	1,172,006

Hotels/Motels - 0.5%

Marriott International, Inc., Class A#	10,759	767,439

Instruments-Controls - 1.9%

Honeywell International, Inc.	25,121	2,931,872

Insurance Brokers - 0.8%

Aon PLC	11,551	1,286,204

Insurance-Reinsurance - 3.2%

Berkshire Hathaway, Inc., Class B†	32,849	4,943,446

Internet Content-Entertainment - 2.6%

Facebook, Inc., Class A†	31,800	4,010,616

Investment Management/Advisor Services - 1.8%

BlackRock, Inc.	6,670	2,486,643
Invesco, Ltd.	11,310	352,759

		2,839,402

Medical Instruments - 2.1%

Medtronic PLC	37,718	3,282,598

Medical Products - 2.5%

Cooper Cos., Inc.	9,446	1,756,200
Zimmer Biomet Holdings, Inc.	16,410	2,126,900

		3,883,100

Medical-Biomedical/Gene - 3.0%

Alexion Pharmaceuticals, Inc.†	6,465	813,685
Biogen, Inc.†	6,005	1,835,308
Celgene Corp.†	13,052	1,393,170
Vertex Pharmaceuticals, Inc.†	6,205	586,435

		4,628,598

Medical-Drugs - 5.3%

Allergan PLC†	3,590	841,999
Johnson & Johnson	31,578	3,768,518
Pfizer, Inc.	105,555	3,673,314

		8,283,831

Medical-HMO - 1.4%

Anthem, Inc.	11,580	1,448,426
Cigna Corp.	5,479	702,737

		2,151,163

Medical-Wholesale Drug Distribution - 0.8%

Cardinal Health, Inc.	15,714	1,251,934

Multimedia - 1.0%

Walt Disney Co.	16,530	1,561,424

Networking Products - 0.4%

Palo Alto Networks, Inc.†	4,365	581,287

Oil Companies-Exploration & Production - 3.2%

Canadian Natural Resources, Ltd.#	64,413	2,000,024
ConocoPhillips	31,331	1,286,137
EQT Corp.	9,930	709,995
Noble Energy, Inc.	28,402	979,301

		4,975,457

Oil Companies-Integrated - 3.1%

Chevron Corp.	21,340	2,146,377
Exxon Mobil Corp.	31,751	2,766,782

		4,913,159

Oil-Field Services - 0.9%

Schlumberger, Ltd.	18,300	1,445,700

Real Estate Investment Trusts - 1.3%

American Tower Corp.	18,445	2,091,294

Real Estate Management/Services - 0.4%

CBRE Group, Inc., Class A†	21,181	633,100

Retail-Apparel/Shoe - 1.9%

Coach, Inc.	39,425	1,505,246
PVH Corp.	13,830	1,490,321

		2,995,567

Retail-Arts & Crafts - 0.5%

Michaels Cos., Inc.†	30,836	738,831

Retail-Auto Parts - 0.4%

Advance Auto Parts, Inc.	3,860	607,487

Retail-Building Products - 1.9%

Lowe’s Cos., Inc.	39,350	3,012,636

Retail-Drug Store - 2.7%

CVS Health Corp.	25,439	2,376,003
Walgreens Boots Alliance, Inc.	22,876	1,846,322

		4,222,325

Retail-Restaurants - 0.7%

McDonald’s Corp.	9,435	1,091,252

Semiconductor Components-Integrated Circuits - 0.7%

QUALCOMM, Inc.	17,715	1,117,285

Telephone-Integrated - 3.0%

Verizon Communications, Inc.	90,608	4,741,517

Tobacco - 1.2%

Philip Morris International, Inc.	19,495	1,948,135

Transport-Services - 1.9%

FedEx Corp.	17,625	2,906,891

Web Portals/ISP - 4.2%

Alphabet, Inc., Class A†	2,602	2,055,190
Alphabet, Inc., Class C†	5,953	4,566,248

		6,621,438

Total Long-Term Investment Securities
(cost $130,563,589)		150,960,823

SHORT-TERM INVESTMENT SECURITIES - 1.5%
Registered Investment Companies - 1.5%

State Street Navigator Securities Lending Prime Portfolio 0.43%(1)(2) (cost $2,280,519)	2,280,519	2,280,519

REPURCHASE AGREEMENTS - 3.0%

Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 08/31/2016, to be repurchased 09/01/2016 in the amount of $4,658,001 collateralized by $4,515,000 of U.S. Treasury Notes, bearing interest at 2.13% due 09/30/2021 and having an approximate value of $4,753,342 (cost $4,658,000)	$4,658,000	4,658,000

TOTAL INVESTMENTS
(cost $137,502,108)(3)	101.2%	157,899,342
Liabilities in excess of other assets	(1.2)	(1,874,613)

NET ASSETS	100.0%	$156,024,729

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	At August 31, 2016, the Fund had loaned securities with a total value of $2,199,292. This was secured by collateral of $2,280,519, which was received in cash and subsequently invested in short-term investments currently valued at $2,280,519 as reported in the Portfolio of Investments.
(2)	The rate shown is the 7-day yield as of August 31, 2016.
(3)	See Note 5 for cost of investments on a tax basis.

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$150,960,823	$—	$—	$150,960,823
Short-Term Investment Scurities	2,280,519	—	—	2,280,519
Repurchase Agreements	—	4,658,000	—	4,658,000

Total Investments at Value	$153,241,342	$4,658,000	$—	$157,899,342

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.2%
Advertising Agencies - 0.4%

Omnicom Group, Inc.	18,510	$1,594,266

Aerospace/Defense-Equipment - 2.1%

United Technologies Corp.	78,591	8,364,440

Agricultural Chemicals - 2.4%

Monsanto Co.	89,169	9,496,498

Apparel Manufacturers - 1.8%

Burberry Group PLC	175,085	2,998,062
VF Corp.	68,276	4,236,526

		7,234,588

Athletic Footwear - 2.7%

NIKE, Inc., Class B	189,079	10,898,514

Beverages-Non-alcoholic - 0.5%

PepsiCo, Inc.	20,141	2,150,052

Beverages-Wine/Spirits - 1.0%

Pernod Ricard SA	33,507	3,845,928

Brewery - 0.6%

Ambev SA ADR	412,305	2,444,969

Chemicals-Diversified - 2.0%

LyondellBasell Industries NV, Class A	16,329	1,288,195
PPG Industries, Inc.	62,479	6,615,276

		7,903,471

Coatings/Paint - 1.8%

Sherwin-Williams Co.	25,468	7,225,526

Commercial Services - 2.2%

Ecolab, Inc.	71,872	8,843,850

Commercial Services-Finance - 3.1%

Equifax, Inc.	44,954	5,929,433
Moody’s Corp.	58,496	6,357,930

		12,287,363

Computer Services - 7.2%

Accenture PLC, Class A	171,633	19,737,795
Cognizant Technology Solutions Corp., Class A†	152,851	8,779,761

		28,517,556

Computers - 2.0%

Apple, Inc.	76,394	8,105,403

Computers-Memory Devices - 0.5%

EMC Corp.	70,177	2,034,431

Cosmetics & Toiletries - 3.8%

Colgate-Palmolive Co.	158,269	11,765,718
L’Oreal SA	17,713	3,346,012

		15,111,730

Data Processing/Management - 3.2%

Fidelity National Information Services, Inc.	101,027	8,014,472
Fiserv, Inc.†	45,796	4,719,278

		12,733,750

Dental Supplies & Equipment - 1.0%

DENTSPLY SIRONA, Inc.	64,802	3,982,731

Diagnostic Equipment - 7.7%

Abbott Laboratories	234,758	9,864,531
Danaher Corp.	95,576	7,780,842
Thermo Fisher Scientific, Inc.	86,190	13,117,256

		30,762,629

Distribution/Wholesale - 2.0%

Fastenal Co.	66,962	2,886,732
WW Grainger, Inc.#	21,919	5,055,836

		7,942,568

Diversified Manufacturing Operations - 0.9%

Colfax Corp.†	114,198	3,389,397

Electronic Components-Semiconductors - 2.2%

Texas Instruments, Inc.#	126,218	8,777,200

Electronic Connectors - 1.4%

Amphenol Corp., Class A	88,942	5,541,976

Electronic Measurement Instruments - 0.6%

Fortive Corp.	47,788	2,516,994

Enterprise Software/Service - 0.6%

Oracle Corp.	56,707	2,337,463

Finance-Credit Card - 4.9%

MasterCard, Inc., Class A	56,772	5,485,878
Visa, Inc., Class A	171,270	13,855,743

		19,341,621

Finance-Investment Banker/Broker - 1.4%

Charles Schwab Corp.	173,264	5,450,885

Finance-Other Services - 0.5%

CME Group, Inc.	19,877	2,153,673

Food-Misc./Diversified - 1.1%

Danone SA	57,389	4,360,032

Industrial Gases - 0.9%

Praxair, Inc.	28,359	3,460,932

Instruments-Controls - 1.5%

Mettler-Toledo International, Inc.†	15,081	6,078,699

Instruments-Scientific - 1.3%

Waters Corp.†	33,826	5,321,168

Insurance Brokers - 1.4%

Aon PLC	50,569	5,630,858

Medical Instruments - 0.3%

St. Jude Medical, Inc.	15,635	1,218,279

Medical Products - 2.6%

Cooper Cos., Inc.	28,599	5,317,126
Zimmer Biomet Holdings, Inc.	37,180	4,818,900

		10,136,026

Medical-Drugs - 5.1%

Eli Lilly & Co.	75,244	5,850,221
Roche Holding AG	23,184	5,652,507
Zoetis, Inc.	172,418	8,810,560

		20,313,288

Multimedia - 2.5%

Time Warner, Inc.	25,699	2,015,059
Twenty-First Century Fox, Inc., Class A	252,169	6,188,227
Walt Disney Co.	17,122	1,617,344

		9,820,630

Oil-Field Services - 0.5%

Schlumberger, Ltd.	27,410	2,165,390

Pharmacy Services - 1.2%

Express Scripts Holding Co.†	66,960	4,867,992

Private Equity - 1.2%

Blackstone Group LP	175,867	4,822,273

Retail-Auto Parts - 2.1%

AutoZone, Inc.†	11,124	8,251,783

Retail-Drug Store - 1.7%

CVS Health Corp.	72,107	6,734,794

Retail-Major Department Stores - 1.9%

TJX Cos., Inc.	96,715	7,489,610

Semiconductor Components-Integrated Circuits - 1.4%

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	195,072	5,606,369

Soap & Cleaning Preparation - 0.8%

Church & Dwight Co., Inc.	31,220	3,103,892

Textile-Apparel - 1.6%

LVMH Moet Hennessy Louis Vuitton SE	37,959	6,423,187

Transport-Rail - 1.7%

Union Pacific Corp.	71,009	6,783,490

Vitamins & Nutrition Products - 2.0%

Mead Johnson Nutrition Co.	93,510	7,954,896

Web Portals/ISP - 5.9%

Alphabet, Inc., Class A†	29,496	23,297,416

Total Long-Term Investment Securities
(cost $332,108,403)		394,830,476

SHORT-TERM INVESTMENT SECURITIES - 2.1%
Registered Investment Companies - 1.3%

State Street Navigator Securities Lending Prime Portfolio(1)(2) 0.43%	5,244,121	5,244,121

U.S. Government Agencies - 0.8%

Federal National Mtg. Assoc. 0.10% due 09/01/2016	$2,975,000	2,975,000

Total Short-Term Investment Securities
(cost $8,219,121)		8,219,121

TOTAL INVESTMENTS
(cost $340,327,524)(3)	101.3%	403,049,597
Liabilities in excess of other assets	(1.3)	(5,248,943)

NET ASSETS	100.0%	$397,800,654

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At August 31, 2016, the Fund had loaned securities with a total value of $13,833,036. This was secured by collateral of $5,244,121, which was received in cash and subsequently invested in short-term investments currently valued at $5,244,121 as reported in the Portfolio of Investments. Additional collateral of $8,925,475 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2016
United States Treasury Notes/Bonds	0.63% to 4.25%	04/30/2017 to 02/15/2025	$8,925,475

(2)	The rate shown is the 7-day yield as of August 31, 2016.
(3)	See Note 5 for cost of investments on a tax basis.

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$394,830,476	$—	$—	$394,830,476
Short-Term Investment Scurities:
Registered Investment Companies	5,244,121	—	—	5,244,121
U.S. Government Agencies	—	2,975,000	—	2,975,000

Total Investments at Value	$400,074,597	$2,975,000	$—	$403,049,597

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 94.1%
Aerospace/Defense - 0.4%

Esterline Technologies Corp.†	55,886	$4,300,428
Teledyne Technologies, Inc.†#	65,680	7,036,955

		11,337,383

Aerospace/Defense-Equipment - 1.1%

B/E Aerospace, Inc.	194,586	9,836,322
Curtiss-Wright Corp.	84,763	7,620,194
KLX, Inc.†	100,350	3,747,069
Orbital ATK, Inc.	111,488	8,409,540
Triumph Group, Inc.#	94,284	3,003,888

		32,617,013

Airlines - 0.3%

JetBlue Airways Corp.†	613,357	9,783,044

Apparel Manufacturers - 0.3%

Carter’s, Inc.	96,664	9,211,113

Applications Software - 0.3%

PTC, Inc.†	218,233	9,312,002

Athletic Equipment - 0.1%

Vista Outdoor, Inc.†	115,631	4,604,426

Auction Houses/Art Dealers - 0.1%

Sotheby’s	93,267	3,698,037

Auto/Truck Parts & Equipment-Original - 0.1%

Dana, Inc.	281,561	4,060,110

Banks-Commercial - 5.1%

Associated Banc-Corp.	285,847	5,671,204
BancorpSouth, Inc.	161,819	4,029,293
Bank of Hawaii Corp.#	81,945	5,903,318
Bank of the Ozarks, Inc.	163,863	6,420,152
Cathay General Bancorp#	139,605	4,386,389
Commerce Bancshares, Inc.	158,085	8,011,748
Cullen/Frost Bankers, Inc.#	103,863	7,571,613
East West Bancorp, Inc.	274,355	10,189,545
First Horizon National Corp.	442,751	6,809,510
FNB Corp.	397,179	4,960,766
Fulton Financial Corp.#	330,265	4,775,632
Hancock Holding Co.#	147,580	4,815,535
International Bancshares Corp.	105,464	3,127,008
MB Financial, Inc.	18,000	705,240
PacWest Bancorp	217,928	9,438,462
PrivateBancorp, Inc.	151,152	6,945,434
Prosperity Bancshares, Inc.	124,508	6,906,459
Signature Bank†	102,208	12,470,398
SVB Financial Group†	98,633	10,954,181
Synovus Financial Corp.	238,942	7,904,201
TCF Financial Corp.	325,666	4,771,007
Trustmark Corp.	128,735	3,650,925
Umpqua Holdings Corp.#	419,744	6,892,197
Valley National Bancorp	426,208	4,112,907
Webster Financial Corp.	174,515	6,741,514

		158,164,638

Banks-Super Regional - 0.0%

Huntington Bancshares, Inc.	1	9

Batteries/Battery Systems - 0.3%

Energizer Holdings, Inc.	117,721	5,817,772
EnerSys	36,363	2,559,228

		8,377,000

Brewery - 0.1%

Boston Beer Co., Inc., Class A†#	17,775	3,246,604

Building & Construction Products-Misc. - 0.2%

Louisiana-Pacific Corp.†#	273,685	5,331,384

Building Products-Air & Heating - 0.4%

Lennox International, Inc.	73,890	11,901,462

Building Products-Cement - 0.2%

Eagle Materials, Inc.	91,925	7,388,012

Building Products-Light Fixtures - 0.1%

Cree, Inc.†#	191,207	4,590,880

Building-Heavy Construction - 0.1%

Dycom Industries, Inc.†	13,400	1,087,008
Granite Construction, Inc.	75,338	3,616,224

		4,703,232

Building-Maintenance & Services - 0.2%

Rollins, Inc.	179,045	5,102,783

Building-Mobile Home/Manufactured Housing - 0.2%

Thor Industries, Inc.	86,933	7,054,613

Building-Residential/Commercial - 1.0%

CalAtlantic Group, Inc.#	141,976	5,180,704
KB Home#	159,084	2,497,619
NVR, Inc.†	6,974	11,763,743
Toll Brothers, Inc.†	290,492	9,031,396
TRI Pointe Group, Inc.†	277,674	3,765,260

		32,238,722

Cable/Satellite TV - 0.1%

Cable One, Inc.	8,307	4,495,084

Chemicals-Diversified - 0.2%

Olin Corp.#	314,432	6,804,308

Chemicals-Plastics - 0.2%

PolyOne Corp.	160,011	5,515,579

Chemicals-Specialty - 1.3%

Ashland, Inc.#	118,159	13,834,056
Cabot Corp.	118,803	5,923,518
Minerals Technologies, Inc.	66,308	4,679,355
NewMarket Corp.	18,950	8,223,352
Sensient Technologies Corp.	85,347	6,249,961

		38,910,242

Coal - 0.3%

CONSOL Energy, Inc.#	436,695	7,965,317

Coatings/Paint - 0.9%

RPM International, Inc.	252,928	13,792,164
Valspar Corp.	138,843	14,635,440

		28,427,604

Commercial Services - 0.2%

Live Nation Entertainment, Inc.†	278,181	7,432,996

Commercial Services-Finance - 0.6%

MarketAxess Holdings, Inc.#	71,519	12,053,812
WEX, Inc.†	73,680	7,317,161

		19,370,973

Computer Aided Design - 0.5%

ANSYS, Inc.†	167,621	15,939,081

Computer Data Security - 0.3%

Fortinet, Inc.†	277,821	10,040,451

Computer Services - 1.7%

Computer Sciences Corp.	264,034	12,420,159
Convergys Corp.#	183,696	5,479,652
DST Systems, Inc.	59,391	7,216,601
Leidos Holdings, Inc.	167,042	6,766,872
Manhattan Associates, Inc.†	137,343	8,311,998
MAXIMUS, Inc.	123,559	7,267,740
Science Applications International Corp.	78,331	4,998,301

		52,461,323

Computer Software - 0.4%

j2 Global, Inc.	88,072	6,003,868
Rackspace Hosting, Inc.†	203,486	6,399,635

		12,403,503

Computers-Integrated Systems - 0.7%

Diebold, Inc.	127,135	3,567,408
NCR Corp.†	235,896	7,985,080
NetScout Systems, Inc.†	178,508	5,280,267
VeriFone Systems, Inc.†	209,812	4,166,866

		20,999,621

Computers-Memory Devices - 0.3%

Brocade Communications Systems, Inc.	888,624	7,979,844

Computers-Other - 0.1%

3D Systems Corp.†#	202,657	2,938,527

Computers-Periphery Equipment - 0.1%

Lexmark International, Inc., Class A	119,265	4,270,880

Consulting Services - 0.7%

CEB, Inc.#	61,318	3,691,344
FTI Consulting, Inc.†	78,912	3,495,012
Gartner, Inc.†	157,073	14,293,643

		21,479,999

Consumer Products-Misc. - 0.2%

Helen of Troy, Ltd.†	52,839	4,773,475

Containers-Metal/Glass - 0.2%

Greif, Inc., Class A	49,077	2,092,153
Silgan Holdings, Inc.	77,137	3,711,832

		5,803,985

Containers-Paper/Plastic - 1.1%

Bemis Co., Inc.	180,278	9,482,623
Packaging Corp. of America	179,180	14,088,923
Sonoco Products Co.#	191,831	9,886,970

		33,458,516

Cosmetics & Toiletries - 0.4%

Avon Products, Inc.	830,427	4,733,434
Edgewell Personal Care Co.†	113,015	9,042,330

		13,775,764

Data Processing/Management - 1.4%

Acxiom Corp.†	147,601	3,836,150
Broadridge Financial Solutions, Inc.	225,072	15,597,490
CommVault Systems, Inc.†	78,303	4,035,737
Fair Isaac Corp.#	59,362	7,594,774
Jack Henry & Associates, Inc.	150,191	13,107,168

		44,171,319

Decision Support Software - 0.5%

MSCI, Inc.	165,359	14,902,153

Dental Supplies & Equipment - 0.4%

Align Technology, Inc.†#	138,924	12,906,040

Diagnostic Kits - 0.6%

IDEXX Laboratories, Inc.†	170,460	19,207,433

Disposable Medical Products - 0.4%

STERIS PLC	163,737	11,572,931

Distribution/Wholesale - 0.9%

Fossil Group, Inc.†#	78,776	2,249,843
Ingram Micro, Inc., Class A	282,469	9,875,116
Pool Corp.	80,098	8,079,485
Watsco, Inc.	49,105	7,260,665

		27,465,109

Diversified Manufacturing Operations - 1.5%

A.O. Smith Corp.	141,709	13,672,084
Carlisle Cos., Inc.	122,215	12,815,465
Crane Co.	94,354	6,068,849
ITT, Inc.	171,543	6,206,426
Trinity Industries, Inc.#	287,123	7,011,544

		45,774,368

Drug Delivery Systems - 0.2%

Catalent, Inc.†	204,115	5,149,821

E-Marketing/Info - 0.1%

comScore, Inc.†	89,551	2,762,648

Electric-Generation - 0.1%

Talen Energy Corp.†	122,353	1,689,695

Electric-Integrated - 2.2%

Black Hills Corp.#	98,218	5,746,735
Great Plains Energy, Inc.	294,083	7,987,294
Hawaiian Electric Industries, Inc.	205,414	6,164,474
IDACORP, Inc.#	95,986	7,301,655
MDU Resources Group, Inc.	371,843	8,764,340
OGE Energy Corp.	380,217	11,836,155
PNM Resources, Inc.	151,655	4,821,113
Westar Energy, Inc.	269,761	14,820,669

		67,442,435

Electronic Components-Misc. - 0.8%

Gentex Corp.#	549,915	9,782,988
Jabil Circuit, Inc.	364,007	7,713,308
Knowles Corp.†#	168,661	2,344,388
Vishay Intertechnology, Inc.#	258,105	3,654,767

		23,495,451

Electronic Components-Semiconductors - 1.3%

Advanced Micro Devices, Inc.†	1,223,747	9,055,728
Fairchild Semiconductor International, Inc.†	216,242	4,303,216
Intersil Corp., Class A	256,991	5,073,002

IPG Photonics Corp.†#	69,729	6,065,028
Microsemi Corp.†#	215,347	8,605,266
Silicon Laboratories, Inc.†	73,926	4,235,960
Synaptics, Inc.†	70,146	3,996,218

		41,334,418

Electronic Design Automation - 1.2%

Cadence Design Systems, Inc.†	572,817	14,572,464
Mentor Graphics Corp.	191,464	4,597,051
Synopsys, Inc.†	289,065	17,138,664

		36,308,179

Electronic Measurement Instruments - 0.9%

Keysight Technologies, Inc.†	324,100	9,862,363
National Instruments Corp.	191,999	5,364,452
Trimble Navigation, Ltd.†	478,025	13,097,885

		28,324,700

Electronic Parts Distribution - 0.9%

Arrow Electronics, Inc.†	174,468	11,485,228
Avnet, Inc.	244,682	10,198,346
Tech Data Corp.†#	67,012	4,974,971

		26,658,545

Engineering/R&D Services - 0.6%

AECOM†#	291,998	9,002,299
EMCOR Group, Inc.	115,570	6,617,538
KBR, Inc.	271,162	3,980,658

		19,600,495

Enterprise Software/Service - 1.4%

CDK Global, Inc.	295,747	17,147,411
SYNNEX Corp.	55,182	5,858,673
Tyler Technologies, Inc.†	61,891	10,147,029
Ultimate Software Group, Inc.†	54,985	11,488,566

		44,641,679

Environmental Monitoring & Detection - 0.1%

MSA Safety, Inc.	60,603	3,530,125

Filtration/Separation Products - 0.5%

CLARCOR, Inc.	92,342	6,045,631
Donaldson Co., Inc.	235,391	8,838,932

		14,884,563

Finance-Consumer Loans - 0.2%

SLM Corp.†	814,744	6,041,327

Finance-Investment Banker/Broker - 0.6%

Raymond James Financial, Inc.	239,824	13,950,562
Stifel Financial Corp.†#	126,557	4,980,018

		18,930,580

Finance-Mortgage Loan/Banker - 0.2%

CoreLogic, Inc.†	169,173	6,939,476

Finance-Other Services - 0.7%

CBOE Holdings, Inc.	154,971	10,644,958
SEI Investments Co.	259,074	11,943,311

		22,588,269

Food-Baking - 0.2%

Flowers Foods, Inc.#	346,542	5,166,941

Food-Canned - 0.3%

TreeHouse Foods, Inc.†	107,444	10,178,170

Food-Confectionery - 0.0%

Tootsie Roll Industries, Inc.#	34,180	1,301,916

Food-Dairy Products - 0.7%

Dean Foods Co.#	174,715	3,006,845
WhiteWave Foods Co.†	336,838	18,670,931

		21,677,776

Food-Flour & Grain - 0.3%

Post Holdings, Inc.†	122,441	10,380,548

Food-Misc./Diversified - 1.2%

Hain Celestial Group, Inc.†#	196,957	7,238,170
Ingredion, Inc.	137,057	18,771,327
Lancaster Colony Corp.	37,052	4,984,605
Snyder’s-Lance, Inc.	151,440	5,351,890

		36,345,992

Food-Retail - 0.3%

Sprouts Farmers Market, Inc.†#	269,782	6,078,188
SUPERVALU, Inc.†	505,750	2,771,510

		8,849,698

Food-Wholesale/Distribution - 0.1%

United Natural Foods, Inc.†	95,828	4,369,757

Footwear & Related Apparel - 0.3%

Deckers Outdoor Corp.†#	60,969	3,984,324
Skechers U.S.A., Inc., Class A†	253,039	6,151,378

		10,135,702

Funeral Services & Related Items - 0.3%

Service Corp. International	368,845	9,752,262

Garden Products - 0.6%

Scotts Miracle-Gro Co., Class A	86,261	7,142,411
Toro Co.	104,778	10,179,183

		17,321,594

Gas-Distribution - 2.5%

Atmos Energy Corp.	194,643	14,345,189
National Fuel Gas Co.	161,709	9,227,116
New Jersey Resources Corp.#	163,836	5,511,443
ONE Gas, Inc.	99,310	6,080,751
Questar Corp.	333,942	8,351,889
Southwest Gas Corp.	90,383	6,310,541
UGI Corp.	328,771	14,952,505
Vectren Corp.	157,656	7,710,955
WGL Holdings, Inc.#	95,840	6,022,586

		78,512,975

Gold Mining - 0.3%

Royal Gold, Inc.	124,318	9,114,996

Hazardous Waste Disposal - 0.2%

Clean Harbors, Inc.†	99,714	4,766,329

Home Furnishings - 0.3%

Tempur Sealy International, Inc.†#	115,989	9,095,857

Housewares - 0.2%

Tupperware Brands Corp.	96,154	6,300,972

Human Resources - 0.3%

ManpowerGroup, Inc.	136,117	9,726,921

Industrial Automated/Robotic - 0.6%

Cognex Corp.	161,932	8,057,737
Nordson Corp.	102,103	10,080,629

		18,138,366

Instruments-Controls - 0.9%

Mettler-Toledo International, Inc.†	50,949	20,536,014
Woodward, Inc.	104,703	6,566,972

		27,102,986

Instruments-Scientific - 0.3%

FEI Co.	77,794	8,282,727

Insurance Brokers - 0.3%

Brown & Brown, Inc.	221,270	8,290,987

Insurance-Life/Health - 0.3%

CNO Financial Group, Inc.	340,988	5,541,055
Primerica, Inc.#	89,572	5,099,334

		10,640,389

Insurance-Multi-line - 0.9%

American Financial Group, Inc.	135,368	10,172,905
Genworth Financial, Inc., Class A†	949,047	4,488,992
Kemper Corp.#	91,512	3,427,125
Old Republic International Corp.	464,221	8,926,970

		27,015,992

Insurance-Property/Casualty - 1.5%

Alleghany Corp.†	29,395	15,761,599
First American Financial Corp.	208,622	8,989,522
Hanover Insurance Group, Inc.	81,779	6,395,118
Mercury General Corp.	69,431	3,770,103
WR Berkley Corp.	186,741	11,086,813

		46,003,155

Insurance-Reinsurance - 1.7%

Aspen Insurance Holdings, Ltd.	115,606	5,313,252
Endurance Specialty Holdings, Ltd.	118,000	7,770,300
Everest Re Group, Ltd.	80,612	15,588,749
Reinsurance Group of America, Inc.	121,978	13,090,679
RenaissanceRe Holdings, Ltd.	82,049	9,821,265

		51,584,245

Internet Content-Information/News - 0.1%

WebMD Health Corp.†#	73,665	3,798,904

Investment Management/Advisor Services - 0.8%

Eaton Vance Corp.	215,952	8,644,558
Federated Investors, Inc., Class B	180,152	5,818,910
Janus Capital Group, Inc.#	277,703	4,129,444
Waddell & Reed Financial, Inc., Class A	155,150	2,885,790
WisdomTree Investments, Inc.#	215,632	2,264,136

		23,742,838

Machine Tools & Related Products - 0.4%

Kennametal, Inc.	151,723	4,242,175
Lincoln Electric Holdings, Inc.	119,214	7,577,242

		11,819,417

Machinery-Construction & Mining - 0.6%

Joy Global, Inc.	186,845	5,097,132
Oshkosh Corp.	139,685	7,533,212
Terex Corp.	207,908	5,048,006

		17,678,350

Machinery-Electrical - 0.2%

Regal Beloit Corp.	85,160	5,222,863

Machinery-Farming - 0.2%

AGCO Corp.	135,041	6,554,890

Machinery-General Industrial - 1.1%

IDEX Corp.	144,509	13,502,921
Wabtec Corp.	171,555	13,142,828
Zebra Technologies Corp., Class A†#	99,461	6,958,292

		33,604,041

Machinery-Pumps - 0.3%

Graco, Inc.	105,885	7,800,548

Medical Information Systems - 0.1%

Allscripts Healthcare Solutions, Inc.†#	356,168	4,598,129

Medical Instruments - 0.5%

Bio-Techne Corp.	70,852	7,464,258
Halyard Health, Inc.†	88,856	3,238,801
LivaNova PLC†#	81,278	4,878,306

		15,581,365

Medical Products - 1.9%

ABIOMED, Inc.†	74,855	8,828,399
Cooper Cos., Inc.	92,241	17,149,447
Hill-Rom Holdings, Inc.	108,301	6,423,332
Teleflex, Inc.	83,003	15,197,019
West Pharmaceutical Services, Inc.	139,135	11,385,417

		58,983,614

Medical-Biomedical/Gene - 0.8%

Bio-Rad Laboratories, Inc., Class A†	39,739	5,913,560
Charles River Laboratories International, Inc.†	89,823	7,474,172
United Therapeutics Corp.†	84,957	10,388,542

		23,776,274

Medical-Drugs - 0.3%

Akorn, Inc.†	163,166	4,392,429
Prestige Brands Holdings, Inc.†	100,449	4,834,610

		9,227,039

Medical-HMO - 0.4%

Molina Healthcare, Inc.†	78,644	4,231,834
WellCare Health Plans, Inc.†	84,252	9,495,200

		13,727,034

Medical-Hospitals - 0.4%

Community Health Systems, Inc.†#	214,732	2,293,338

LifePoint Health, Inc.†	82,661	4,678,613
Tenet Healthcare Corp.†#	189,067	4,518,701

		11,490,652

Medical-Outpatient/Home Medical - 0.2%

Amsurg Corp.†	102,937	6,682,670

Medical-Wholesale Drug Distribution - 0.1%

Owens & Minor, Inc.	119,555	4,109,105

Metal Processors & Fabrication - 0.1%

Timken Co.	131,226	4,444,625

Miscellaneous Manufacturing - 0.3%

AptarGroup, Inc.	120,244	9,376,627

Multimedia - 0.6%

FactSet Research Systems, Inc.#	77,832	13,856,431
Meredith Corp.	71,625	3,798,990

		17,655,421

Networking Products - 0.1%

Polycom, Inc.†	258,210	3,212,132

Office Furnishings-Original - 0.3%

Herman Miller, Inc.	113,946	4,110,032
HNI Corp.#	84,486	4,717,698

		8,827,730

Oil & Gas Drilling - 0.7%

Ensco PLC, Class A	573,674	4,354,186
Nabors Industries, Ltd.	536,734	5,335,136
Noble Corp. PLC#	463,060	2,667,225
Patterson-UTI Energy, Inc.#	280,581	5,468,524
Rowan Cos. PLC, Class A#	238,879	2,976,432

		20,801,503

Oil Companies-Exploration & Production - 1.3%

Denbury Resources, Inc.†#	670,003	2,063,609
Energen Corp.	184,812	10,626,690
Gulfport Energy Corp.†	238,639	6,825,075
QEP Resources, Inc.	450,749	8,609,306
SM Energy Co.#	146,527	5,550,443
WPX Energy, Inc.†	544,588	6,535,056

		40,210,179

Oil Field Machinery & Equipment - 0.1%

Dril-Quip, Inc.†	72,267	4,015,877

Oil Refining & Marketing - 0.6%

HollyFrontier Corp.#	334,713	8,662,372
Murphy USA, Inc.†	70,508	5,155,545
Western Refining, Inc.#	152,773	3,843,769

		17,661,686

Oil-Field Services - 0.6%

NOW, Inc.†	204,531	4,221,520
Oceaneering International, Inc.	186,698	4,951,231
Oil States International, Inc.†	97,787	3,033,353
Superior Energy Services, Inc.	288,276	4,851,685

		17,057,789

Paper & Related Products - 0.1%

Domtar Corp.#	119,157	4,446,939

Physicians Practice Management - 0.4%

MEDNAX, Inc.†#	177,112	11,648,656

Power Converter/Supply Equipment - 0.3%

Hubbell, Inc.	99,016	10,724,423

Printing-Commercial - 0.4%

Deluxe Corp.	93,130	6,348,672
RR Donnelley & Sons Co.#	398,681	6,817,445

		13,166,117

Publishing-Books - 0.2%

John Wiley & Sons, Inc., Class A	91,860	5,339,822

Publishing-Newspapers - 0.1%

New York Times Co., Class A	234,727	3,037,367

Publishing-Periodicals - 0.1%

Time, Inc.	193,760	2,732,016

Quarrying - 0.2%

Compass Minerals International, Inc.#	64,314	4,793,322

Racetracks - 0.2%

Churchill Downs, Inc.	22,891	3,419,458
International Speedway Corp., Class A	50,507	1,681,378

		5,100,836

Real Estate Investment Trusts - 10.7%

Alexandria Real Estate Equities, Inc.	148,206	16,315,999
American Campus Communities, Inc.	248,347	12,444,668
Camden Property Trust	165,641	14,538,311
Care Capital Properties, Inc.	159,823	4,793,092
Communications Sales & Leasing, Inc.	259,810	8,106,072
Corporate Office Properties Trust	180,208	5,139,532
Corrections Corp. of America	223,667	3,563,015
DCT Industrial Trust, Inc.	168,584	8,211,727
Douglas Emmett, Inc.	267,337	10,041,178
Duke Realty Corp.	658,652	18,521,294
Education Realty Trust, Inc.#	138,845	6,291,067
EPR Properties	121,089	9,483,690
Equity One, Inc.	173,138	5,374,204
First Industrial Realty Trust, Inc.	222,469	6,400,433
Healthcare Realty Trust, Inc.	214,787	7,530,432
Highwoods Properties, Inc.	185,459	9,836,745
Hospitality Properties Trust	308,955	9,420,038
Kilroy Realty Corp.	175,501	12,746,638
Lamar Advertising Co., Class A	156,948	9,782,569
LaSalle Hotel Properties#	215,255	6,040,055
Liberty Property Trust	279,162	11,509,849
Life Storage, Inc.	88,237	7,941,330
Mack-Cali Realty Corp.	170,664	4,737,633
Medical Properties Trust, Inc.#	452,889	6,915,615
Mid-America Apartment Communities, Inc.#	143,765	13,512,472
National Retail Properties, Inc.	274,214	13,738,121
Omega Healthcare Investors, Inc.#	315,271	11,412,810
Post Properties, Inc.	101,835	6,749,624
Potlatch Corp.	77,467	2,933,675
Rayonier, Inc.	233,293	6,422,556

Regency Centers Corp.	195,040	15,708,522
Senior Housing Properties Trust	452,128	10,100,540
Tanger Factory Outlet Centers, Inc.	180,950	7,353,808
Taubman Centers, Inc.	114,890	8,923,506
Urban Edge Properties	175,967	5,043,214
Washington Prime Group, Inc.†	352,817	4,847,706
Weingarten Realty Investors	219,795	9,066,544

		331,498,284

Real Estate Management/Services - 0.3%

Jones Lang LaSalle, Inc.	85,899	10,028,708

Real Estate Operations & Development - 0.1%

Alexander & Baldwin, Inc.#	87,659	3,517,756

Recreational Vehicles - 0.6%

Brunswick Corp.	172,554	7,935,759
Polaris Industries, Inc.#	114,430	9,914,215

		17,849,974

Rental Auto/Equipment - 0.1%

Aaron’s, Inc.	123,274	3,002,955

Research & Development - 0.2%

PAREXEL International Corp.†	100,695	6,850,281

Respiratory Products - 0.6%

ResMed, Inc.#	267,329	17,828,171

Retail-Apparel/Shoe - 0.7%

Abercrombie & Fitch Co., Class A	128,692	2,282,996
American Eagle Outfitters, Inc.#	316,857	5,874,529
Ascena Retail Group, Inc.†	325,243	2,647,478
Chico’s FAS, Inc.	252,477	3,201,408
Guess?, Inc.#	122,003	2,028,910
Kate Spade & Co.†	243,662	4,546,733

		20,582,054

Retail-Automobile - 0.3%

Copart, Inc.†	189,512	9,668,902

Retail-Catalog Shopping - 0.2%

MSC Industrial Direct Co., Inc., Class A	89,959	6,570,605

Retail-Computer Equipment - 0.2%

GameStop Corp., Class A#	197,912	5,618,722

Retail-Convenience Store - 0.3%

Casey’s General Stores, Inc.	74,348	9,762,636

Retail-Discount - 0.2%

Big Lots, Inc.#	84,485	4,166,800
HSN, Inc.	60,724	2,537,049

		6,703,849

Retail-Home Furnishings - 0.1%

Restoration Hardware Holdings, Inc.†#	71,899	2,425,153

Retail-Mail Order - 0.3%

Williams-Sonoma, Inc.#	156,506	8,238,476

Retail-Major Department Stores - 0.2%

J.C. Penney Co., Inc.†#	585,341	5,519,766

Retail-Misc./Diversified - 0.2%

CST Brands, Inc.	144,108	6,889,803

Retail-Office Supplies - 0.1%

Office Depot, Inc.	942,632	3,468,886

Retail-Petroleum Products - 0.2%

World Fuel Services Corp.	134,849	6,011,568

Retail-Restaurants - 2.3%

Brinker International, Inc.#	106,071	5,697,073
Buffalo Wild Wings, Inc.†	35,843	5,813,735
Cheesecake Factory, Inc.#	84,955	4,367,537
Cracker Barrel Old Country Store, Inc.#	45,584	6,933,782
Domino’s Pizza, Inc.	95,482	14,281,243
Dunkin’ Brands Group, Inc.#	174,475	8,540,551
Jack in the Box, Inc.	61,955	6,162,044
Panera Bread Co., Class A†#	43,409	9,426,264
Texas Roadhouse, Inc.	120,495	5,334,314
Wendy’s Co.	405,966	4,136,794

		70,693,337

Retail-Sporting Goods - 0.5%

Cabela’s, Inc.†#	92,286	4,521,091
Dick’s Sporting Goods, Inc.	169,767	9,948,346

		14,469,437

Savings & Loans/Thrifts - 0.6%

New York Community Bancorp, Inc.	927,239	14,010,581
Washington Federal, Inc.	173,388	4,594,782

		18,605,363

Schools - 0.2%

DeVry Education Group, Inc.#	107,526	2,477,399
Graham Holdings Co., Class B	8,152	3,997,333

		6,474,732

Semiconductor Components-Integrated Circuits - 0.4%

Cypress Semiconductor Corp.#	593,566	7,081,242
Integrated Device Technology, Inc.†	254,428	5,111,459

		12,192,701

Semiconductor Equipment - 0.3%

Teradyne, Inc.	386,837	8,146,787

Shipbuilding - 0.5%

Huntington Ingalls Industries, Inc.	89,526	14,787,009

Steel Pipe & Tube - 0.2%

Valmont Industries, Inc.	43,192	5,635,260

Steel-Producers - 1.2%

Carpenter Technology Corp.#	88,702	3,218,109
Commercial Metals Co.	218,085	3,384,679
Reliance Steel & Aluminum Co.	137,714	9,926,425
Steel Dynamics, Inc.	463,738	11,417,230
United States Steel Corp.#	314,234	6,108,709
Worthington Industries, Inc.	85,608	3,672,583

		37,727,735

Steel-Specialty - 0.1%

Allegheny Technologies, Inc.#	207,299	3,536,521

Telecom Equipment-Fiber Optics - 0.2%

Ciena Corp.†	246,169	5,280,325

Telecom Services - 0.1%

NeuStar, Inc., Class A†#	103,533	2,630,774

Telecommunication Equipment - 0.4%

ARRIS International PLC†	332,672	9,338,103
Plantronics, Inc.	63,439	3,213,185

		12,551,288

Telephone-Integrated - 0.2%

Telephone & Data Systems, Inc.	180,292	5,024,738

Television - 0.2%

AMC Networks, Inc., Class A†	116,501	6,330,664

Theaters - 0.2%

Cinemark Holdings, Inc.	201,276	7,779,317

Transactional Software - 0.1%

ACI Worldwide, Inc.†#	222,033	4,240,830

Transport-Equipment & Leasing - 0.1%

GATX Corp.#	77,870	3,414,600

Transport-Marine - 0.2%

Kirby Corp.†#	102,553	5,343,011

Transport-Rail - 0.2%

Genesee & Wyoming, Inc., Class A†#	108,820	7,398,672

Transport-Truck - 0.5%

Landstar System, Inc.	80,585	5,578,900
Old Dominion Freight Line, Inc.†	130,268	9,265,963
Werner Enterprises, Inc.#	85,043	1,962,792

		16,807,655

Veterinary Diagnostics - 0.4%

VCA, Inc.†	153,881	10,896,314

Water - 0.3%

Aqua America, Inc.	337,512	10,263,740

Wire & Cable Products - 0.2%

Belden, Inc.	80,102	5,974,808

Wireless Equipment - 0.4%

InterDigital, Inc.	65,824	4,700,492
ViaSat, Inc.†#	85,732	6,433,329

		11,133,821

Total Long-Term Investment Securities
(cost $2,168,443,314)		2,906,375,339

SHORT-TERM INVESTMENT SECURITIES - 12.1%
Registered Investment Companies - 4.6%

State Street Navigator Securities Lending Prime Portfolio 0.43%(1)(2)	141,799,715	141,799,715

U.S. Government Treasuries - 7.5%
United States Treasury Bills
0.22% due 09/22/2016(3)	$6,700,000	6,699,202
0.23% due 09/01/2016	10,000,000	10,000,000
0.23% due 09/08/2016	15,000,000	14,999,460
0.23% due 09/22/2016(3)	1,000,000	999,881
0.24% due 09/01/2016	25,000,000	25,000,000
0.25% due 09/29/2016	70,000,000	69,985,727
0.26% due 09/01/2016	40,000,000	40,000,000
0.26% due 09/08/2016	10,000,000	9,999,640
0.27% due 09/15/2016	50,000,000	49,996,100
0.27% due 09/22/2016	5,000,000	4,999,405

		232,679,415

Total Short-Term Investment Securities
(cost $374,477,920)		374,479,130

REPURCHASE AGREEMENTS - 0.6%

State Street Bank and Trust Co. Joint Repurchase Agreement(4) (cost $16,585,000)	16,585,000	16,585,000

TOTAL INVESTMENTS
(cost $2,559,506,234)(5)	106.8%	3,297,439,469
Liabilities in excess of other assets	(6.8)	(209,714,268)

NET ASSETS —	100.0%	$3,087,725,201

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At August 31, 2016, the Fund had loaned securities with a total value of $284,099,917. This was secured by collateral of $141,799,715, which was received in cash and subsequently invested in short-term investments currently valued at $141,799,715 as reported in the Portfolio of Investments. Additional collateral of $152,478,321 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2016
United States Treasury Bills	0.00%	09/08/2016 to 06/22/2017	$28,255,861
United States Treasury Notes/Bonds	0.00% to 8.88%	09/15/2016 to 05/15/2046	124,222,460

(2)	The rate shown is the 7-day yield as of August 31, 2016.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 3 for details of Joint Repurchase Agreements.
(5)	See Note 5 for cost of investments on a tax basis.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2016	Unrealized Appreciation (Depreciation)
1,119	Long	S&P Mid Cap 400 E-Mini Index	September 2016	$165,472,242	$174,989,220	$9,516,978

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$2,906,375,339	$—	$—	$2,906,375,339
Short-Term Investment Securities:
Registered Investment Companies	141,799,715		—	141,799,715
U.S. Government Treasuries	—	232,679,415	—	232,679,415
Repurchase Agreements	—	16,585,000	—	16,585,000

Total Investments at Value	$3,048,175,054	$249,264,415	$—	$3,297,439,469

Other Financial Instruments:+
Futures Contracts	$9,516,978	$—	$—	$9,516,978

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.1%
Advertising Agencies - 1.2%

Interpublic Group of Cos., Inc.	53,030	$1,227,114
Omnicom Group, Inc.	20,998	1,808,558

		3,035,672

Aerospace/Defense - 1.0%

Teledyne Technologies, Inc.†	16,042	1,718,740
TransDigm Group, Inc.†	2,780	792,828

		2,511,568

Aerospace/Defense-Equipment - 0.7%

Orbital ATK, Inc.	22,350	1,685,861

Agricultural Chemicals - 0.3%

Potash Corp. of Saskatchewan, Inc.	35,969	651,039

Airlines - 1.2%

Ryanair Holdings PLC ADR	15,126	1,098,299
United Continental Holdings, Inc.†	39,635	1,998,000

		3,096,299

Apparel Manufacturers - 1.4%

Carter’s, Inc.	8,759	834,645
Gildan Activewear, Inc.	90,995	2,682,533

		3,517,178

Applications Software - 2.1%

Dropbox, Inc., Class B†(1)(2)(3)	89,561	740,669
Intuit, Inc.	14,531	1,619,480
Red Hat, Inc.†	22,303	1,627,673
Tableau Software, Inc., Class A†	21,232	1,232,093

		5,219,915

Auction Houses/Art Dealers - 1.2%

Ritchie Bros. Auctioneers, Inc.#	83,971	2,924,710

Auto Repair Centers - 0.1%

Monro Muffler Brake, Inc.	6,426	362,491

Auto/Truck Parts & Equipment-Original - 1.4%

Delphi Automotive PLC	37,653	2,660,561
Mobileye NV†#	19,895	972,667

		3,633,228

Banks-Commercial - 0.6%

First Republic Bank	20,695	1,592,687

Beverages-Wine/Spirits - 1.0%

Constellation Brands, Inc., Class A	14,680	2,408,254

Building Products-Cement - 0.9%

Vulcan Materials Co.	19,250	2,191,997

Coatings/Paint - 0.6%

Axalta Coating Systems, Ltd.†	54,290	1,553,780

Commercial Services - 2.9%

Aramark	66,011	2,503,797
CoStar Group, Inc.†	9,346	1,936,958
Edenred	49,178	1,070,782
ServiceMaster Global Holdings, Inc.†	44,729	1,668,839

		7,180,376

Commercial Services-Finance - 4.8%

Equifax, Inc.	16,368	2,158,939
Global Payments, Inc.	19,421	1,475,025
IHS Markit, Ltd.†	95,372	3,559,283
Vantiv, Inc., Class A†	40,428	2,172,601
WEX, Inc.†	27,643	2,745,226

		12,111,074

Computer Services - 1.4%

Amdocs, Ltd.	57,318	3,445,958

Computer Software - 1.9%

Constellation Software, Inc.	5,550	2,421,534
SS&C Technologies Holdings, Inc.	69,416	2,287,257

		4,708,791

Computers-Integrated Systems - 0.5%

NetScout Systems, Inc.†	38,340	1,134,097

Computers-Memory Devices - 0.5%

Western Digital Corp.	25,099	1,171,370

Consulting Services - 1.7%

Gartner, Inc.†	11,123	1,012,193
Verisk Analytics, Inc.†	38,385	3,187,874

		4,200,067

Containers-Paper/Plastic - 1.4%

Berry Plastics Group, Inc.†	31,010	1,407,544
Sealed Air Corp.	42,082	1,983,325

		3,390,869

Cruise Lines - 0.8%

Norwegian Cruise Line Holdings, Ltd.†	22,005	789,759
Royal Caribbean Cruises, Ltd.	18,090	1,286,380

		2,076,139

Data Processing/Management - 2.7%

Broadridge Financial Solutions, Inc.	17,207	1,192,445
Fidelity National Information Services, Inc.	46,738	3,707,726
Jack Henry & Associates, Inc.	20,261	1,768,177

		6,668,348

Decision Support Software - 1.0%

MSCI, Inc.	28,183	2,539,852

Disposable Medical Products - 1.2%

STERIS PLC	44,363	3,135,577

Distribution/Wholesale - 0.3%

Fastenal Co.	15,134	652,427

Diversified Manufacturing Operations - 1.1%

A.O. Smith Corp.	27,408	2,644,324

Drug Delivery Systems - 1.3%

Catalent, Inc.†	46,082	1,162,649
DexCom, Inc.†	22,426	2,042,784

		3,205,433

E-Commerce/Services - 0.2%

SurveyMonkey.com LLC†(1)(2)(3)	44,965	508,554

Electric Products-Misc. - 1.0%

AMETEK, Inc.	49,023	2,389,871

Electronic Components-Misc. - 0.8%

Flextronics International, Ltd.†	142,605	1,888,090

Electronic Components-Semiconductors - 4.1%

MACOM Technology Solutions Holdings, Inc.†	24,510	1,009,812
Microchip Technology, Inc.#	28,867	1,787,156
Monolithic Power Systems, Inc.	15,055	1,155,020
NVIDIA Corp.	28,220	1,731,015

ON Semiconductor Corp.†	141,553	1,528,772
Xilinx, Inc.	54,942	2,978,406

		10,190,181

Electronic Connectors - 1.5%

Amphenol Corp., Class A	23,837	1,485,284
TE Connectivity, Ltd.	36,088	2,294,114

		3,779,398

Electronic Design Automation - 1.0%

Cadence Design Systems, Inc.†	101,603	2,584,780

Electronic Measurement Instruments - 0.7%

National Instruments Corp.	60,703	1,696,042

Electronic Security Devices - 0.3%

Allegion PLC	12,134	864,183

Enterprise Software/Service - 0.3%

Atlassian Corp. PLC, Class A†	26,666	786,114

Entertainment Software - 1.0%

Activision Blizzard, Inc.	61,723	2,553,481

Finance-Consumer Loans - 0.6%

Synchrony Financial	57,535	1,601,199

Finance-Investment Banker/Broker - 1.7%

LPL Financial Holdings, Inc.#	52,581	1,563,233
TD Ameritrade Holding Corp.	83,127	2,731,969

		4,295,202

Finance-Other Services - 0.6%

SEI Investments Co.	35,111	1,618,617

Financial Guarantee Insurance - 0.7%

MGIC Investment Corp.†	204,158	1,651,638

Food-Misc./Diversified - 1.1%

Blue Buffalo Pet Products, Inc.†	53,065	1,368,016
Snyder’s-Lance, Inc.	42,215	1,491,878

		2,859,894

Footwear & Related Apparel - 0.5%

Wolverine World Wide, Inc.	57,784	1,381,615

Home Decoration Products - 1.1%

Newell Brands, Inc.	52,060	2,763,345

Instruments-Controls - 1.5%

Sensata Technologies Holding NV†	97,051	3,695,702

Instruments-Scientific - 2.1%

PerkinElmer, Inc.	66,804	3,557,313
Waters Corp.†	11,603	1,825,268

		5,382,581

Insurance Brokers - 1.6%

Aon PLC	24,155	2,689,659
Willis Towers Watson PLC	11,329	1,404,910

		4,094,569

Lasers-System/Components - 0.4%

Coherent, Inc.†	8,645	909,281

Lighting Products & Systems - 0.6%

Acuity Brands, Inc.	5,711	1,571,210

Machinery-General Industrial - 1.3%

Middleby Corp.†	10,947	1,402,858
Roper Technologies, Inc.	6,409	1,137,918
Wabtec Corp.	10,139	776,749

		3,317,525

Medical Information Systems - 1.4%

athenahealth, Inc.†#	19,201	2,350,778
IMS Health Holdings, Inc.†	37,956	1,131,848

		3,482,626

Medical Instruments - 3.1%

Boston Scientific Corp.†	223,539	5,324,699
Edwards Lifesciences Corp.†	20,347	2,343,160

		7,667,859

Medical Products - 3.3%

Cooper Cos., Inc.	4,971	924,208
Henry Schein, Inc.†	12,045	1,972,851
Teleflex, Inc.	9,762	1,787,325
Varian Medical Systems, Inc.†	36,257	3,485,385

		8,169,769

Medical-Biomedical/Gene - 2.9%

BioMarin Pharmaceutical, Inc.†	15,810	1,484,401
Celgene Corp.†	18,989	2,026,886
Incyte Corp.†	15,740	1,276,514
Medivation, Inc.†	29,701	2,392,712

		7,180,513

Medical-Drugs - 2.3%

AbbVie, Inc.	14,363	920,668
DBV Technologies SA ADR†	12,648	437,368
Quintiles Transnational Holdings, Inc.†	31,344	2,422,891
Zoetis, Inc.	37,725	1,927,748

		5,708,675

Medical-Hospitals - 0.6%

Universal Health Services, Inc., Class B	12,296	1,482,037

Multimedia - 0.4%

FactSet Research Systems, Inc.	5,934	1,056,430

Patient Monitoring Equipment - 0.3%

Masimo Corp.†	12,193	721,094

Printing-Commercial - 0.9%

Cimpress NV†#	21,564	2,140,658

Real Estate Investment Trusts - 4.5%

American Campus Communities, Inc.	22,490	1,126,974
Crown Castle International Corp.	39,668	3,759,336
Equinix, Inc.	7,523	2,773,354
Lamar Advertising Co., Class A	58,674	3,657,151

		11,316,815

Real Estate Management/Services - 0.8%

CBRE Group, Inc., Class A†	64,040	1,914,156

Recreational Vehicles - 0.4%

Polaris Industries, Inc.#	10,877	942,383

Resort/Theme Parks - 0.5%

Cedar Fair LP	22,240	1,294,368

Retail-Apparel/Shoe - 0.7%

Burlington Stores, Inc.†	23,112	1,877,157

Retail-Arts & Crafts - 0.8%

Michaels Cos., Inc.†	80,235	1,922,431

Retail-Auto Parts - 0.8%

Advance Auto Parts, Inc.	13,105	2,062,465

Retail-Discount - 1.6%

Dollar General Corp.	10,511	771,613
Dollar Tree, Inc.†	38,045	3,146,321

		3,917,934

Retail-Gardening Products - 0.5%

Tractor Supply Co.	16,195	1,359,570

Retail-Mail Order - 0.4%

Williams-Sonoma, Inc.#	18,816	990,474

Retail-Petroleum Products - 0.5%

World Fuel Services Corp.	30,230	1,347,653

Retail-Restaurants - 1.1%

Dunkin’ Brands Group, Inc.#	54,344	2,660,139

Semiconductor Equipment - 1.8%

KLA-Tencor Corp.	30,046	2,080,986
Lam Research Corp.#	27,018	2,521,320

		4,602,306

Steel Pipe & Tube - 0.6%

Mueller Water Products, Inc., Class A	121,670	1,470,990

Telecommunication Equipment - 1.3%

Nice, Ltd. ADR	48,315	3,306,195

Television - 0.5%

AMC Networks, Inc., Class A†	25,310	1,375,345

Textile-Home Furnishings - 0.7%

Mohawk Industries, Inc.†	8,160	1,736,285

Toys - 0.4%

Hasbro, Inc.	13,385	1,094,090

Transport-Rail - 0.5%

Canadian Pacific Railway, Ltd.	8,088	1,238,354

Transport-Services - 0.5%

Expeditors International of Washington, Inc.	25,351	1,284,028

Transport-Truck - 0.4%

Old Dominion Freight Line, Inc.†	13,152	935,502

Wire & Cable Products - 0.7%

Belden, Inc.	24,334	1,815,073

Total Common Stocks
(cost $215,452,701)		243,105,827

CONVERTIBLE PREFERRED SECURITIES - 1.9%
Applications Software - 0.0%

Dropbox, Inc., Series A†(1)(2)(3)	8,758	72,429

E-Commerce/Products - 0.5%

Flipkart Online Services Pvt., Ltd., Series D†(1)(2)(3)	13,407	1,284,927
Peixe Urbano, Inc., Series C†(1)(2)(3)	14,214	6,112

		1,291,039

E-Commerce/Services - 1.3%

Airbnb, Inc., Series D†(1)(2)(3)	29,418	3,088,890

Wire & Cable Products - 0.1%

Belden, Inc.† 6.75%	2,200	234,828

Total Convertible Preferred Securities
(cost $2,248,691)		4,687,186

Total Long-Term Investment Securities
(cost $217,701,392)		247,793,013

SHORT-TERM INVESTMENT SECURITIES - 6.6%
Commercial Paper - 0.5%

BNP Paribas SA NY 0.29% due 09/01/16	$1,300,000	1,300,000

Registered Investment Companies - 6.1%

State Street Navigator Securities Lending Prime Portfolio 0.43%(4)(5)	15,231,169	15,231,169

Total Short-Term Investment Securities
(cost $16,531,169)		16,531,169

TOTAL INVESTMENTS
(cost $234,232,561)(6)	105.6%	264,324,182
Liabilities in excess of other assets	(5.6)	(14,064,050)

NET ASSETS	100.0%	$250,260,132

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(2)	Illiquid security. At August 31, 2016, the aggregate value of these securities was $5,701,581 representing 2.3% of net assets.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2016, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Dropbox, Inc.	05/01/2012	89,561	$810,680	$740,669	$8.27	0.30%
Class B
SurveyMonkey.com LLC	11/25/2014	44,965	739,674	508,554	11.31	0.20

Convertible Preferred Securities
Airbnb, Inc.	04/16/2014	29,418	1,197,696	3,088,890	105.00	1.23
Series D
Dropbox, Inc.	05/25/2012	8,758	79,351	72,429	8.27	0.03
Series A
Flipkart Online Services Pvt., Ltd.	10/04/2013	13,407	307,650	1,284,927	95.84	0.51
Series D
Peixe Urbano, Inc.	12/02/2011	14,214	443,993	6,112	0.43	0.00
Series C

				$5,701,581		2.27%

(4)	The rate shown is the 7-day yield as of August 31, 2016.

(5)	At August 31, 2016, the Fund had loaned securities with a total value of $15,909,365. This was secured by collateral of $15,231,169, which was received in cash and subsequently invested in short-term investments currently valued at $15,231,169 as reported in the Portfolio of Investments. Additional collateral of $1,176,210 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2016
United States Treasury Notes/Bonds	0.13% to 5.50%	03/31/2017 to 05/15/2046	$1,176,210

(6)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Investments at Value:*
Common Stocks:
Applications Software	$4,479,246	$—	$740,669	$5,219,915
E-Commerce/Services	—	—	508,554	508,554
Other Industries	237,377,358	—	—	237,377,358
Convertible Preferred Securities:
Wire & Cable Products	234,828	—	—	234,828
Other Industries	—	—	4,452,358	4,452,358
Short-Term Investment Securities:
Commercial Paper	—	1,300,000	—	1,300,000
Registered Investment Companies	15,231,169	—	—	15,231,169

Total Investment at Value	$257,322,601	$1,300,000	$5,701,581	$264,324,182

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of 05/31/2016	$1,201,189	$4,652,660
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	—	—
Realized Loss	—	—
Change in unrealized appreciation(1)	48,034	3,620
Change in unrealized depreciation(1)	—	(203,922)
Net purchases	—	—
Net sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 08/31/2016	$1,249,223	$4,452,358

(1) The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at August 31, 2016 includes:

Common Stocks	Convertible Preferred Securities
$48,034	$(200,302)

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at August 31, 2016.

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 8/31/16	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$740,669	Market Approach with	Estimated Revenue Multiple*	4.5x - 7.28x (5.84x)
		Option Pricing Method (“OPM”)	Discount for Lack of Marketability	10.0%
			OPM assumptions:
			Volatility*	36.0%
			Term to liquidity event in years	2.8
			Risk-free rate	0.87%

	$508,554	Market Approach	Transaction Price*	$16.4500
			EBITIDA Multiple*	25.425x
			Estimated Revenue Multiple*	5.8x
			Discount for Lack of Marketability	10.0%

Convertible Preferred Securities	$6,112	Income Approach	Future Cash Flows*	$0.86
			Discount for Potential Claims	50.0%

	$1,284,927	Market Approach and	Market Transaction Price*	$142.2400
		Income Approach	Enterprise Value/Revenue Multiple*	2.9x - 3.1x (3.0x)
			Estimated Revenue Mulitiple*	2.2x
			Discount for Lack of Marketability	8.25% - 10.0% (9.125%)
			Weighted Average Cost of Capital	18.0%
			Perpetual Growth Rate*	4.0%

	$3,088,890	Market Approach	Transaction Price*	$105.0000

	$72,429	Market Approach with	Estimated Revenue Multiple*	4.5x - 7.28x (5.84x)
		Option Pricing Method (“OPM”)	Discount for Lack of Marketability	10.0%
			OPM assumptions:
			Volatility*	36.0%
			Term to liquidity event in years	2.8
			Risk-free rate	0.87%

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to Portfolio of Investments

VALIC Company I Money Market I Fund

PORTFOLIO OF INVESTMENTS - August 31, 2016 - (unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES - 99.8%
Commercial Paper - 4.3%

BNP Paribas SA NY 0.39% due 09/01/2016 (amortized cost $15,000,000)	$15,000,000	$15,000,000

U.S. Government Agencies - 80.5%

Federal Farm Credit Bank
0.45% due 11/09/2016 FRS	6,700,000	6,699,874
0.48% due 02/21/2017 FRS	6,000,000	5,998,366
0.50% due 12/19/2016 FRS	750,000	749,991
0.50% due 03/27/2017 FRS	2,500,000	2,499,524
0.51% due 10/24/2016 FRS	1,025,000	1,025,071
0.51% due 02/06/2017 FRS	550,000	550,218
0.52% due 10/19/2016 FRS	6,650,000	6,649,962
0.52% due 01/03/2017 FRS	1,300,000	1,299,825
0.53% due 09/19/2016 FRS	5,550,000	5,550,029
0.53% due 10/20/2016 FRS	11,150,000	11,150,188
0.54% due 03/29/2017 FRS	10,700,000	10,696,864
0.55% due 02/13/2017 FRS	3,100,000	3,099,380
0.57% due 05/24/2017 FRS	9,500,000	9,500,000
0.59% due 02/16/2017 FRS	5,850,000	5,850,274

Federal Home Loan Bank
0.25% due 09/06/2016	4,500,000	4,499,813
0.30% due 10/13/2016	10,000,000	9,996,559
0.30% due 10/24/2016	6,000,000	5,997,350
0.33% due 09/06/2016	7,250,000	7,249,698
0.33% due 09/14/2016	3,000,000	2,999,638
0.34% due 09/14/2016	6,500,000	6,499,217
0.40% due 10/03/2016	8,000,000	7,997,156
0.41% due 03/16/2017 FRS	14,500,000	14,499,556
0.46% due 09/02/2016	6,000,000	5,999,923
0.48% due 11/03/2016 FRS	7,000,000	7,000,000
0.49% due 10/07/2016 FRS	775,000	775,028
0.49% due 11/16/2016 FRS	7,500,000	7,500,000
0.50% due 11/25/2016 FRS	7,550,000	7,550,000
0.51% due 09/07/2016	6,400,000	6,399,456
0.51% due 01/27/2017 FRS	8,500,000	8,500,541
0.52% due 05/05/2017	6,000,000	5,978,680
0.53% due 02/27/2017 FRS	6,000,000	5,999,844
0.53% due 04/25/2017 FRS	6,800,000	6,800,489
0.53% due 08/04/2017 FRS	7,000,000	7,000,000
0.57% due 10/26/2016 FRS	5,750,000	5,749,963
0.58% due 08/22/2017 FRS	7,000,000	7,000,000
0.60% due 09/16/2016 FRS	2,500,000	2,499,994

Federal Home Loan Mtg. Corp.
0.23% due 09/01/2016	8,000,000	8,000,000
0.32% due 11/29/2016	7,000,000	6,994,462
0.39% due 12/14/2016	7,000,000	6,992,114
0.43% due 01/18/2017	10,000,000	9,983,397
0.49% due 09/20/2016	6,450,000	6,448,332
0.51% due 01/13/2017 FRS	3,800,000	3,799,282
0.64% due 07/21/2017 FRS	4,050,000	4,053,431

Federal National Mtg. Assoc.
0.27% due 09/14/2016	5,000,000	4,999,521
0.33% due 11/16/2016	3,000,000	2,997,910
0.44% due 02/15/2017	9,000,000	8,981,630

Total U.S. Government Agencies
(amortized cost $279,062,550)		279,062,550

U.S. Government Treasuries - 15.0%

United States Treasury Bills
0.23% due 09/01/2016	3,000,000	3,000,000
0.26% due 09/01/2016	10,000,000	10,000,000
0.26% due 09/08/2016	13,000,000	12,999,356
0.26% due 09/29/2016	10,000,000	9,998,017
0.27% due 09/22/2016	10,000,000	9,998,454
United States Treasury Notes 3.00% due 09/30/2016	5,950,000	5,961,572

Total U.S. Government Treasuries
(amortized cost $51,957,399)		51,957,399

Total Short-Term Investment Securities - 99.8%
(amortized cost $346,019,949)		346,019,949

REPURCHASE AGREEMENTS - 3.0%

State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $10,534,000)	10,534,000	10,534,000

TOTAL INVESTMENTS —
(amortized cost $356,553,949)(2)	102.8%	356,553,949
Liabilities in excess of other assets	(2.8)	(9,805,458)

NET ASSETS	100.0%	$346,748,491

(1)	See Note 3 for details of Joint Repurchase Agreements.
(2)	See Note 5 for cost of investments on a tax basis.

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at August 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

Industry Allocation†
U.S. Government Agencies	80.5%
U.S. Government Treasuries	15.0
Foreign Bank	4.3
Repurchase Agreements	3.0

102.8%

† Calculated as a percentage of net assets.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Short-Term Investment Securities	$—	$346,019,949	$—	$346,019,949
Repurchase Agreements	—	10,534,000	—	10,534,000

Total Investments at Value	$—	$356,553,949	$—	$356,553,949

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 95.9%
Airlines - 0.4%

American Airlines Group, Inc.	33,189	$1,204,761

Applications Software - 8.8%

Check Point Software Technologies, Ltd.†	9,843	755,352
Citrix Systems, Inc.†	8,903	776,342
Intuit, Inc.	14,688	1,636,977
Microsoft Corp.	451,225	25,927,388

		29,096,059

Auto-Cars/Light Trucks - 0.5%

Tesla Motors, Inc.†#	8,469	1,795,513

Auto-Heavy Duty Trucks - 0.4%

PACCAR, Inc.	20,118	1,203,861

Beverages-Non-alcoholic - 0.5%

Monster Beverage Corp.†	11,655	1,793,588

Broadcast Services/Program - 0.2%

Discovery Communications, Inc., Class A†#	8,637	220,330
Discovery Communications, Inc., Class C†	14,277	354,355

		574,685

Building-Heavy Construction - 0.2%

SBA Communications Corp., Class A†	7,205	822,451

Cable/Satellite TV - 4.6%

Charter Communications, Inc.† Class A	15,522	3,992,414
Comcast Corp., Class A	138,789	9,057,370
DISH Network Corp., Class A†	12,989	652,437
Liberty Global PLC, Class A†	16,352	517,541
Liberty Global PLC, Class C†	37,586	1,158,776

		15,378,538

Cellular Telecom - 0.9%

T-Mobile US, Inc.†	47,197	2,187,109
Vodafone Group PLC ADR#	22,265	682,422

		2,869,531

Commercial Services-Finance - 1.5%

Automatic Data Processing, Inc.	26,150	2,348,532
PayPal Holdings, Inc.†	69,575	2,584,711

		4,933,243

Computer Aided Design - 0.3%

Autodesk, Inc.†	12,892	868,921

Computer Services - 0.6%

Cognizant Technology Solutions Corp., Class A†	34,779	1,997,706

Computer Software - 0.2%

Akamai Technologies, Inc.†	10,079	553,337
CommerceHub, Inc., Series A†	775	11,462
CommerceHub, Inc., Series C†	1,550	22,832

		587,631

Computers - 10.1%

Apple, Inc.	314,429	33,360,917

Computers-Memory Devices - 0.6%

NetApp, Inc.	16,594	573,987
Seagate Technology PLC	17,134	578,101
Western Digital Corp.	16,160	754,187

		1,906,275

Consulting Services - 0.2%

Verisk Analytics, Inc.†	9,653	801,682

Cruise Lines - 0.1%

Norwegian Cruise Line Holdings, Ltd.†	13,031	467,683

Data Processing/Management - 0.8%

Fiserv, Inc.†	12,762	1,315,124
Paychex, Inc.	20,672	1,254,170

		2,569,294

Dental Supplies & Equipment - 0.2%

DENTSPLY SIRONA, Inc.	13,446	826,391

Distribution/Wholesale - 0.2%

Fastenal Co.	16,583	714,893

E-Commerce/Products - 7.3%

Amazon.com, Inc.†	27,084	20,831,930
eBay, Inc.†	65,952	2,121,016
JD.com, Inc. ADR†	52,154	1,325,233

		24,278,179

E-Commerce/Services - 2.0%

Ctrip.com International, Ltd. ADR†#	21,388	1,012,722
Expedia, Inc.	7,806	851,791
Liberty Ventures, Series A†	7,753	298,800
Priceline Group, Inc.†	2,849	4,036,264
TripAdvisor, Inc.†	7,629	465,369

		6,664,946

Electronic Components-Semiconductors - 6.9%

Broadcom, Ltd.	22,413	3,954,102
Intel Corp.	271,064	9,728,487
Microchip Technology, Inc.#	12,331	763,412
Micron Technology, Inc.†	59,531	981,666
NVIDIA Corp.#	30,654	1,880,316
Skyworks Solutions, Inc.	10,920	817,471
Texas Instruments, Inc.#	57,647	4,008,772
Xilinx, Inc.	14,565	789,569

		22,923,795

Electronic Forms - 0.9%

Adobe Systems, Inc.†	28,714	2,937,729

Enterprise Software/Service - 0.2%

CA, Inc.	23,924	811,263

Entertainment Software - 1.2%

Activision Blizzard, Inc.	42,377	1,753,136
Electronic Arts, Inc.†	17,313	1,406,335
NetEase, Inc. ADR	4,383	929,065

		4,088,536

Food-Misc./Diversified - 3.1%

Kraft Heinz Co.	69,800	6,246,402
Mondelez International, Inc., Class A	89,095	4,011,057

		10,257,459

Food-Retail - 0.2%

Whole Foods Market, Inc.	18,428	559,843

Hazardous Waste Disposal - 0.1%

Stericycle, Inc.†	4,874	419,066

Hotels/Motels - 0.3%

Marriott International, Inc., Class A#	14,594	1,040,990

Internet Content-Entertainment - 5.8%

Facebook, Inc., Class A†	132,711	16,737,511
Netflix, Inc.†	24,585	2,395,808

		19,133,319

Internet Security - 0.3%

Symantec Corp.	35,148	848,121

Medical Information Systems - 0.4%

Cerner Corp.†	19,407	1,252,528

Medical Instruments - 0.5%

Intuitive Surgical, Inc.†	2,185	1,499,828

Medical Products - 0.2%

Henry Schein, Inc.†	4,710	771,451

Medical-Biomedical/Gene - 9.2%

Alexion Pharmaceuticals, Inc.†	12,860	1,618,560
Amgen, Inc.	43,123	7,333,497
Biogen, Inc.†	12,574	3,842,992
BioMarin Pharmaceutical, Inc.†	9,317	874,773
Celgene Corp.†	44,465	4,746,194
Gilead Sciences, Inc.	76,452	5,992,308
Illumina, Inc.†	8,449	1,422,305
Incyte Corp.†	10,769	873,366
Regeneron Pharmaceuticals, Inc.†	5,921	2,324,288
Vertex Pharmaceuticals, Inc.†	14,199	1,341,947

		30,370,230

Medical-Generic Drugs - 0.4%

Mylan NV†	29,182	1,236,149

Multimedia - 1.0%

Twenty-First Century Fox, Inc., Class A	62,899	1,543,542
Twenty-First Century Fox, Inc., Class B	45,838	1,139,074
Viacom, Inc., Class B	19,897	802,645

		3,485,261

Networking Products - 2.7%

Cisco Systems, Inc.	288,727	9,077,577

Pharmacy Services - 0.8%

Express Scripts Holding Co.†	36,310	2,639,737

Radio - 0.4%

Sirius XM Holdings, Inc.†#	284,619	1,178,323

Retail-Apparel/Shoe - 0.4%

Ross Stores, Inc.	23,065	1,435,566

Retail-Auto Parts - 0.5%

O’Reilly Automotive, Inc.†	5,537	1,550,083

Retail-Bedding - 0.1%

Bed Bath & Beyond, Inc.	8,860	410,838

Retail-Catalog Shopping - 0.2%

Liberty Interactive Corp. QVC Group, Class A†	25,920	547,690

Retail-Discount - 1.6%

Costco Wholesale Corp.	25,202	4,084,992
Dollar Tree, Inc.†	13,522	1,118,270

		5,203,262

Retail-Drug Store - 1.5%

Walgreens Boots Alliance, Inc.	62,010	5,004,827

Retail-Gardening Products - 0.2%

Tractor Supply Co.	7,659	642,973

Retail-Perfume & Cosmetics - 0.3%

Ulta Salon Cosmetics & Fragrance, Inc.†	3,595	888,720

Retail-Restaurants - 1.4%

Starbucks Corp.	84,092	4,728,493

Semiconductor Components-Integrated Circuits - 2.9%

Analog Devices, Inc.	17,643	1,103,746
Linear Technology Corp.	13,725	799,344
Maxim Integrated Products, Inc.	16,320	664,550
NXP Semiconductors NV†	19,663	1,730,737
QUALCOMM, Inc.	84,321	5,318,126

		9,616,503

Semiconductor Equipment - 0.8%

Applied Materials, Inc.	62,521	1,865,627
Lam Research Corp.#	9,161	854,904

		2,720,531

Toys - 0.2%

Mattel, Inc.	19,542	647,426

Transport-Rail - 0.5%

CSX Corp.	54,871	1,551,752

Web Portals/ISP - 10.1%

Alphabet, Inc., Class A†	16,858	13,315,291
Alphabet, Inc., Class C†	19,714	15,121,624
Baidu, Inc. ADR†	15,729	2,690,760
Yahoo!, Inc.†	54,529	2,331,115

		33,458,790

Total Long-Term Investment Securities
(cost $170,361,404)		317,655,407

SHORT-TERM INVESTMENT SECURITIES - 2.0%
Registered Investment Companies - 1.7%

State Street Navigator Securities Lending Prime Portfolio(1)(2) 0.43%	5,696,459	5,696,459

U.S. Government Treasuries - 0.3%

United States Treasury Bills 0.22% due 09/22/16(3)	$900,000	899,893

Total Short-Term Investment Securities
(cost $6,596,344)		6,596,352

REPURCHASE AGREEMENTS - 3.7%

State Street Bank and Trust Co. Joint Repurchase Agreement(4) (cost $12,082,000)	12,082,000	12,082,000

TOTAL INVESTMENTS
(cost $189,039,748)(5)	101.6%	336,333,759
Liabilities in excess of other assets	(1.6)	(5,245,545)

NET ASSETS	100.0%	$331,088,214

†	Non-income producing security
#	The security or a portion thereof is out on loan.

(1)	At August 31, 2016, the Fund had loaned securities with a total value of $11,969,305. This was secured by collateral of $5,696,459, which was received in cash and subsequently invested in short-term investments currently valued at $5,696,459 as reported in the Portfolio of Investments. Additional collateral of $6,547,806 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2016
United States Treasury Bills	0.00%	09/15/2016 to 05/25/2017	$4,910
United States Treasury Notes/Bonds	zero coupon to 7.63%	09/15/2016 to 05/15/2046	6,542,896

(2)	The rate shown is the 7-day yield as of August 31, 2016
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 3 for details of Joint Repurchase Agreements.
(5)	See Note 5 for cost of investments on a tax basis.

ADR - American Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2016	Unrealized Appreciation (Depreciation)

139	Long	NASDAQ 100 E-Mini Index	September 2016	$12,167,033	$13,271,025	$1,103,992

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$317,655,407	$—	$—	$317,655,407
Short-Term Investment Securities:
Registered Investment Companies	5,696,459	—	—	5,696,459
U.S. Government Treasuries	—	899,893	—	899,893
Repurchase Agreements	—	12,082,000	—	12,082,000

Total Investments at Value	$323,351,866	$12,981,893	$—	$336,333,759

Other Financial Instruments:†
Futures Contracts	$1,103,992	$—	$—	$1,103,992

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS - August 31, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 93.0%
Advanced Materials - 0.0%

STR Holdings, Inc.†#	91,532	$27,002

Aerospace/Defense - 0.2%

Boeing Co.	15,800	2,045,310

Appliances - 0.0%

iRobot Corp.†#	8,077	321,949

Applications Software - 9.6%

Dropbox, Inc., Class B†(1)(2)(3)	135,924	1,124,092
Imperva, Inc.†	44,779	2,015,503
Intuit, Inc.	63,696	7,098,919
Microsoft Corp.	741,991	42,634,803
Paycom Software, Inc.†#	98,845	5,074,702
Red Hat, Inc.†	204,842	14,949,369
Salesforce.com, Inc.†	124,503	9,888,028
ServiceNow, Inc.†	83,083	6,037,642
Tableau Software, Inc., Class A†	72,834	4,226,557

		93,049,615

Audio/Video Products - 0.6%

Harman International Industries, Inc.	19,570	1,657,383
Pioneer Corp.†#	1,128,800	2,476,563
Sony Corp.	54,200	1,741,797

		5,875,743

Auto-Cars/Light Trucks - 0.4%

Tesla Motors, Inc.†#	16,311	3,458,095

Auto/Truck Parts & Equipment-Original - 0.4%

Hota Industrial Manufacturing Co., Ltd.	340,000	1,762,657
Mobileye NV†#	42,723	2,088,728

		3,851,385

Auto/Truck Parts & Equipment-Replacement - 0.2%

Tung Thih Electronic Co., Ltd.	111,000	1,693,134

Cable/Satellite TV - 1.9%

Comcast Corp., Class A	102,754	6,705,726
Liberty Global PLC LiLAC, Class C†	34,644	989,433
Liberty Global PLC, Class C†	344,400	10,617,852

		18,313,011

Circuit Boards - 0.2%

Silergy Corp.	105,000	1,591,686

Commercial Services-Finance - 5.2%

Automatic Data Processing, Inc.	81,028	7,277,125
Cardtronics PLC, Class A†	36,517	1,639,978
Equifax, Inc.	27,638	3,645,452
Global Payments, Inc.	176,023	13,368,947
PayPal Holdings, Inc.†	205,450	7,632,467
Sabre Corp.#	113,310	3,189,677
Total System Services, Inc.	19,932	981,651
TransUnion†	118,036	3,894,008
Vantiv, Inc., Class A†	95,125	5,112,017
WEX, Inc.†	33,700	3,346,747

		50,088,069

Computer Data Security - 0.0%

Fortinet, Inc.†	7,860	284,060

Computer Services - 3.2%

Accenture PLC, Class A	70,924	8,156,260
Cognizant Technology Solutions Corp., Class A†	104,661	6,011,728
Computer Sciences Corp.	33,230	1,563,139
Genpact, Ltd.†	182,630	4,321,026
Hewlett Packard Enterprise Co.	499,360	10,726,253

		30,778,406

Computers - 1.9%

Apple, Inc.	133,991	14,216,445
HP, Inc.	167,940	2,413,298
Quanta Computer, Inc.	792,000	1,465,164

		18,094,907

Computers-Integrated Systems - 0.3%

VeriFone Systems, Inc.†	128,648	2,554,949

Computers-Memory Devices - 2.1%

EMC Corp.	73,925	2,143,086
NetApp, Inc.	121,170	4,191,270
Pure Storage, Inc., Class A†#	275,446	3,225,473
Seagate Technology PLC	208,151	7,023,015
Western Digital Corp.	70,902	3,308,996

		19,891,840

Computers-Other - 0.4%

Stratasys, Ltd.†#	164,562	3,511,753

Consulting Services - 0.3%

Huron Consulting Group, Inc.†	47,430	2,981,450

Data Processing/Management - 1.0%

Fidelity National Information Services, Inc.	81,060	6,430,490
Fiserv, Inc.†	23,325	2,403,641
Paychex, Inc.	10,391	630,422

		9,464,553

Decision Support Software - 0.2%

Interactive Intelligence Group, Inc.†	26,415	1,580,938

E-Commerce/Products - 10.3%

Alibaba Group Holding, Ltd. ADR†#	116,302	11,303,391
Amazon.com, Inc.†	93,262	71,733,400
Etsy, Inc.†	21,900	294,774
Flipkart Online Services Pvt., Ltd.†(1)(2)(3)	626	59,996
JD.com, Inc. ADR†	427,300	10,857,693
Vipshop Holdings, Ltd. ADR†#	423,607	5,998,275

		100,247,529

E-Commerce/Services - 4.5%

58.com, Inc. ADR†#	259,343	11,800,107
Angie’s List, Inc.†#	94,007	955,111
Ctrip.com International, Ltd. ADR†#	75,300	3,565,455
Expedia, Inc.	71,999	7,856,531
MercadoLibre, Inc.#	17,352	2,984,544
Priceline Group, Inc.†	11,170	15,824,874
Quotient Technology, Inc.†#	48,825	632,772

		43,619,394

E-Marketing/Info - 0.3%

Criteo SA ADR†	92,645	3,416,748

E-Services/Consulting - 0.1%

CDW Corp.	12,769	570,136

Electric Products-Misc. - 0.4%

Nidec Corp.	38,345	3,454,812

Electronic Components-Misc. - 1.6%

Bizlink Holding, Inc.	226,602	1,328,311
Corning, Inc.	217,423	4,933,328

Garmin, Ltd.#	156,962	7,703,695
Land Mark Optoelectronics Corp.	183,976	2,000,338

		15,965,672

Electronic Components-Semiconductors - 7.9%

Broadcom, Ltd.	94,493	16,670,455
Infineon Technologies AG	219,844	3,701,672
Intel Corp.	232,612	8,348,445
Intersil Corp., Class A	81,256	1,603,994
MACOM Technology Solutions Holdings, Inc.†	6,975	287,370
Microchip Technology, Inc.#	119,627	7,406,108
Micron Technology, Inc.†	525,502	8,665,528
Microsemi Corp.†	127,771	5,105,729
Samsung Electronics Co., Ltd.	4,703	6,833,058
Silicon Motion Technology Corp. ADR#	9,904	499,954
SK Hynix, Inc.	305,625	9,991,059
Skyworks Solutions, Inc.	48,988	3,667,242
Texas Instruments, Inc.	27,460	1,909,568
Win Semiconductors Corp.	900,843	1,808,471

		76,498,653

Electronic Connectors - 0.5%

TE Connectivity, Ltd.	76,500	4,863,105

Electronic Forms - 0.4%

Adobe Systems, Inc.†	42,568	4,355,132

Electronic Measurement Instruments - 0.2%

Agilent Technologies, Inc.	43,200	2,029,536

Electronic Parts Distribution - 0.0%

Tech Data Corp.†	2,280	169,267

Energy-Alternate Sources - 0.1%

First Solar, Inc.†#	32,235	1,219,128

Enterprise Software/Service - 1.8%

Oracle Corp.	97,751	4,029,296
Proofpoint, Inc.†#	60,466	4,652,859
SAP SE ADR	4,145	364,636
Veeva Systems, Inc., Class A†	126,716	5,185,219
Workday, Inc., Class A†	42,583	3,610,612

		17,842,622

Entertainment Software - 1.3%

Activision Blizzard, Inc.	68,526	2,834,920
Electronic Arts, Inc.†	75,099	6,100,292
NetEase, Inc. ADR	19,532	4,140,198

		13,075,410

Finance-Credit Card - 3.8%

Alliance Data Systems Corp.†	28,601	5,851,192
MasterCard, Inc., Class A	28,201	2,725,063
Visa, Inc., Class A	345,838	27,978,294

		36,554,549

Finance-Other Services - 0.3%

WageWorks, Inc.†	45,300	2,799,087

Industrial Automated/Robotic - 0.0%

Cognex Corp.	7,865	391,362

Instruments-Controls - 0.0%

Control4 Corp.†#	39,200	433,160

Internet Application Software - 2.3%

Tencent Holdings, Ltd.	800,267	20,817,640
Zendesk, Inc.†	61,615	1,881,722

		22,699,362

Internet Content-Entertainment - 5.2%

Facebook, Inc., Class A†	332,253	41,903,749
Netflix, Inc.†	83,354	8,122,847

		50,026,596

Internet Content-Information/News - 1.1%

LinkedIn Corp., Class A†	45,716	8,811,759
M3, Inc.#	63,070	1,886,644

		10,698,403

Internet Security - 0.3%

VeriSign, Inc.†#	33,386	2,485,588

Lasers-System/Components - 0.2%

Coherent, Inc.†	16,367	1,721,481

Medical Instruments - 0.2%

Intuitive Surgical, Inc.†	3,500	2,402,470

Medical Products - 0.1%

CYBERDYNE, Inc.†#	72,500	1,141,473

Medical-Drugs - 0.2%

Grifols SA ADR	144,500	2,298,995

Metal Processors & Fabrication - 0.3%

Catcher Technology Co., Ltd.	401,000	2,881,392

Motion Pictures & Services - 0.1%

Kingpak Technology, Inc.	174,707	1,370,985

Multimedia - 1.2%

Twenty-First Century Fox, Inc., Class A	218,200	5,354,628
Walt Disney Co.	64,800	6,121,008

		11,475,636

Networking Products - 3.0%

Arista Networks, Inc.†#	38,531	3,070,150
Cisco Systems, Inc.	774,018	24,335,126
Palo Alto Networks, Inc.†	12,926	1,721,355

		29,126,631

Optical Recognition Equipment - 0.2%

Lumentum Holdings, Inc.†	56,676	1,990,461

Photo Equipment & Supplies - 1.0%

Largan Precision Co., Ltd.	44,532	4,996,263
Sunny Optical Technology Group Co., Ltd.	836,785	4,471,094

		9,467,357

Power Converter/Supply Equipment - 0.1%

Voltronic Power Technology Corp.	87,854	1,359,459

Publishing-Newspapers - 0.7%

News Corp., Class A	470,500	6,615,230

Real Estate Investment Trusts - 0.6%

American Tower Corp.	40,553	4,597,899
Crown Castle International Corp.	3,755	355,861
CyrusOne, Inc.	12,945	658,124

		5,611,884

Semiconductor Components-Integrated Circuits - 2.3%

Himax Technologies, Inc. ADR#	261,256	2,774,539
Marvell Technology Group, Ltd.	250,375	3,104,650
Maxim Integrated Products, Inc.	28,690	1,168,257
MaxLinear, Inc., Class A†	22,400	429,408
NXP Semiconductors NV†	76,915	6,770,058
Parade Technologies, Ltd.	236,000	2,298,230
QUALCOMM, Inc.	45,063	2,842,124
Taiwan Semiconductor Manufacturing Co., Ltd.	550,780	3,055,019

		22,442,285

Semiconductor Equipment - 2.8%

Applied Materials, Inc.	481,036	14,354,114
Lam Research Corp.	126,506	11,805,540
MKS Instruments, Inc.	13,282	647,365

		26,807,019

Telecom Equipment-Fiber Optics - 0.2%

Oclaro, Inc.†	227,856	1,795,505

Telephone-Integrated - 1.1%

AT&T, Inc.	35,614	1,455,900
SoftBank Group Corp.	137,900	9,004,518

		10,460,418

Transactional Software - 0.2%

Amadeus IT Group SA	44,448	2,042,429

Web Hosting/Design - 0.1%

GoDaddy, Inc., Class A†	13,933	451,151
Wix.com, Ltd.†	2,500	104,550

		555,701

Web Portals/ISP - 7.4%

Alphabet, Inc., Class A†	44,843	35,419,243
Alphabet, Inc., Class C†	23,218	17,809,367
Baidu, Inc. ADR†	39,451	6,748,883
NAVER Corp.	2,536	1,921,901
Yahoo!, Inc.†	224,200	9,584,550

		71,483,944

Wireless Equipment - 0.5%

Nokia OYJ	942,699	5,299,730

Total Common Stocks
(cost $761,330,643)		901,223,591

CONVERTIBLE PREFERRED SECURITIES - 1.4%
Applications Software - 0.2%

Dropbox, Inc. Series A†(1)(2)(3)	12,378	102,366
Dropbox, Inc. Series A-1†(1)(2)(3)	119,521	988,439
Snapchat, Inc. Series F†(1)(2)(3)	38,823	1,192,642

		2,283,447

Computers-Other - 0.1%

Nutanix, Inc. Series E†(1)(2)(3)	95,451	1,191,228

Data Processing/Management - 0.1%

Cloudera, Inc. Series F†(1)(2)(3)	54,446	935,623

E-Commerce/Products - 0.1%

Flipkart Online Services Pvt., Ltd. Series A†(1)(2)(3)	216	20,702
Flipkart Online Services Pvt., Ltd. Series C†(1)(2)(3)	377	36,132
Flipkart Online Services Pvt., Ltd. Series E†(1)(2)(3)	700	67,088
Flipkart Online Services Pvt., Ltd. Series G†(1)(2)(3)	4,085	391,506

		515,428

E-Commerce/Services - 0.8%

Airbnb, Inc. Series E†(1)(2)(3)	26,943	2,829,015
Uber Technologies, Inc. Series E†(1)(2)(3)	86,516	4,219,576
Xiaoju Kuaizhi, Inc. Series A-17†(1)(2)(3)	11,731	448,442

		7,497,033

Web Portals/ISP - 0.1%

Pinterest, Inc. Series G†(1)(2)(3)	205,650	1,340,838

Total Convertible Preferred Securities
(cost $10,742,761)		13,763,597

Total Long-Term Investment Securities
(cost $772,073,404)		914,987,188

SHORT-TERM INVESTMENT SECURITIES - 11.6%
Registered Investment Companies - 10.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.26%(5)	500,117	500,117
State Street Navigator Securities Lending Prime Portfolio 0.43%(4)(5)	64,419,311	64,419,311
T. Rowe Price Government Reserve Fund 0.32%(5)	34,358,776	34,358,776

		99,278,204

Time Deposits - 1.3%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/01/2016	$12,376,000	12,376,000

Total Short-Term Investment Securities
(cost $111,654,204)		111,654,204

REPURCHASE AGREEMENTS - 0.5%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 08/31/2016, to be repurchased 09/01/2016 in the amount of $4,842,001 collateralized by $4,505,000 of U.S. Treasury Notes, bearing interest at 3.13% due 05/15/2021 and having an approximate value of $4,943,318 (cost $4,842,000)	4,842,000	4,842,000

TOTAL INVESTMENTS
(cost $888,569,608)(6)	106.5%	1,031,483,392
Liabilities in excess of other assets	(6.5)	(62,641,608)

NET ASSETS	100.0%	$968,841,784

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(2)	Illiquid security. At August 31, 2016, the aggregate value of these securities was $14,947,685 representing 1.5% of net assets.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security.

In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2016, the Fund held the following restricted securities:

Description	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	Value as a % of Net Assets

Common Stocks
Dropbox, Inc., Class B	05/01/2012	135,924	$1,230,337	$1,124,092	$8.27	0.12%
Flipkart Online Services Pvt., Ltd.	03/19/2015	626	71,363	59,996	95.84	0.01

Convertible Preferred Securities
Airbnb, Inc.
Series E	06/24/2015	16,260	1,513,715
	07/14/2015	10,683	994,527

		26,943	2,508,242	2,829,015	105.00	0.29

Cloudera, Inc.
Series F	02/05/2014	54,446	792,733	935,623	17.18	0.10
Dropbox, Inc.
Series A	05/01/2012	12,378	112,010	102,366	8.27	0.01
Dropbox, Inc.
Series A-1	05/01/2012	60,803	550,212
	05/29/2012	58,718	531,345

		119,521	1,081,557	988,439	8.27	0.10

Flipkart Online Services Pvt., Ltd.
Series A	03/19/2015	216	24,624	20,702	95.84	0.00
Flipkart Online Services Pvt., Ltd.
Series C	03/19/2015	377	42,978	36,132	95.84	0.00
Flipkart Online Services Pvt., Ltd.
Series E	03/19/2015	700	79,799	67,088	95.84	0.01
Flipkart Online Services Pvt., Ltd.
Series G	12/17/2014	4,085	489,220	391,506	95.84	0.04
Nutanix, Inc.
Series E	08/25/2014	95,451	1,278,709	1,191,228	12.48	0.12
Pinterest, Inc.
Series G	03/19/2015	205,650	1,476,380	1,340,838	6.52	0.14
Snapchat, Inc.
Series F	05/06/2016	38,823	1,192,643	1,192,642	30.72	0.12
Uber Technologies, Inc.
Series E	06/05/2014	86,516	1,342,127	4,219,576	48.77	0.43
Xiaoju Kuaizhi, Inc.
Series A-17	10/19/2015	11,731	321,737	448,442	38.23	0.05

				$14,947,685		1.54%

(4)	At August 31, 2016, the Fund had loaned securities with a total value of $80,648,758. This was secured by collateral of $64,419,311, which was received in cash and subsequently invested in short-term investments currently valued at $64,419,311 as reported in the Portfolio of Investments. Additional collateral of $18,760,463 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2016
United States Treasury Bills	0.00%	09/08/2016 to 05/25/2017	$415,610
United States Treasury Notes/Bonds	zero coupon to 8.13%	09/15/2016 to 05/15/2046	18,344,853

(5)	The rate shown is the 7-day yield as of August 31, 2016.
(6)	See Note 5 for cost of investments on a tax basis.

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$91,925,523	$—	$1,124,092	$93,049,615
E-Commerce/Products	100,187,533	—	59,996	100,247,529
Other Industries	707,926,447	—	—	707,926,447
Convertible Preferred Securities	—	—	13,763,597	13,763,597
Short-Term Investment Securities:
Registered Investment Companies	99,278,204	—	—	99,278,204
Time Deposits	—	12,376,000	—	12,376,000
Repurchase Agreements	—	4,842,000	—	4,842,000

Total Investments at Value	$999,317,707	$17,218,000	$14,947,685	$1,031,483,392

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

	Common Stocks	Convertible Preferred Securities
Balance as of 05/31/2016	$1,135,546	$13,736,445
Accrued discounts	—	—
Accrued premiums	—	—
Realized Gain	—	—
Realized Loss		—
Change in unrealized appreciation(1)	56,182	154,464
Change in unrealized depreciation(1)	(7,640)	(127,312)
Net Purchases	—	—
Net Sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 08/31/2016	$1,184,088	$13,763,597

(1) The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at August 31, 2016 includes:

	Common Stocks	Convertible Preferred Securities
	$48,542	$27,152

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 08/31/16	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$59,996	Market Approach and	Market Transaction Price*	$142.2400
		Income Approach	Enterprise Value/Revenue Multiple*	2.9x - 3.1x (3.0x)
			Estimated Revenue Mulitiple*	2.2x
			Discount for Lack of Marketability	8.25% - 10.0% (9.125%)
			Weighted Average Cost of Capital	18.0%
			Perpetual Growth Rate*	4.0%

	$1,124,092	Market Approach with	Estimated Revenue Multiple*	4.5x - 7.28x (5.84x)
		Option Pricing Method (“OPM”)	Discount for Lack of Marketability	10.0%
			OPM assumptions:
			Volatility*	36.0%
			Term to liquidity event in years	2.8
			Risk-free rate	0.87%

Convertible Preferred Securities	$8,689,675	Market Approach	Transaction Price*	$30.72 - $105.00 ($55.679825)

	$2,532,066	Market Approach	Enterprise Value/Revenue Multiple*	2.1x - 6.9x (4.5x)
			Discount for Lack of Marketability	10.0%

	$515,428	Market Approach and	Market Transaction Price*	$142.2400
		Income Approach	Enterprise Value/Revenue Multiple*	2.9x - 3.1x (3.0x)
			Estimated Revenue Mulitiple*	2.2x
			Discount for Lack of Marketability	8.25% - 10.0% (9.125%)
			Weighted Average Cost of Capital	18.0%
			Perpetual Growth Rate*	4.0%

	$935,623	Market Approach	Transaction Price*	$32.8300
			Estimated 2016 EBITIDA Multiple*	6.0x - 6.5x (6.25x)
			Estimated 2017 EBITIDA Multiple*	4.9x
			Discount for Lack of Marketability	10.0% - 33.0% (21.5%)

	$1,090,805	Market Approach with	Estimated Revenue Multiple*	4.5x - 7.28x (5.84x)
		Option Pricing Method (“OPM”)	Discount for Lack of Marketability	10.0%
			OPM assumptions:
			Volatility*	36.0%
			Term to liquidity event in years	2.8
			Risk-free rate	0.87%

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.1%
Advanced Materials - 1.6%

Hexcel Corp.	37,653	$1,688,737

Aerospace/Defense-Equipment - 1.5%

HEICO Corp., Class A	28,244	1,606,519

Airlines - 0.7%

Spirit Airlines, Inc.†	18,280	731,017

Apparel Manufacturers - 0.8%

Carter’s, Inc.	9,001	857,705

Auction Houses/Art Dealers - 2.1%

Ritchie Bros. Auctioneers, Inc.#	62,279	2,169,178

Banks-Commercial - 1.2%

Western Alliance Bancorp†	33,443	1,278,191

Batteries/Battery Systems - 1.2%

Energizer Holdings, Inc.	24,490	1,210,296

Building & Construction Products-Misc. - 0.6%

Drew Industries, Inc.	6,220	633,507

Building Products-Cement - 0.8%

Headwaters, Inc.†	44,379	804,591

Building Products-Doors & Windows - 1.5%

Apogee Enterprises, Inc.	31,703	1,534,425

Chemicals-Specialty - 2.2%

Chemtura Corp.†	48,098	1,442,459
Ingevity Corp.†	19,026	844,374

		2,286,833

Commercial Services - 1.4%

HMS Holdings Corp.†	66,270	1,445,349

Commercial Services-Finance - 4.6%

Euronet Worldwide, Inc.†	32,160	2,495,938
LendingTree, Inc.†#	6,133	594,901
MarketAxess Holdings, Inc.	3,445	580,620
WEX, Inc.†	11,920	1,183,775

		4,855,234

Computer Services - 1.0%

WNS Holdings, Ltd. ADR†	36,510	1,070,838

Computer Software - 2.5%

Cornerstone OnDemand, Inc.†	24,750	1,087,020
InterXion Holding NV†	40,584	1,513,783

		2,600,803

Data Processing/Management - 0.9%

Fair Isaac Corp.	7,810	999,211

Distribution/Wholesale - 1.3%

Beacon Roofing Supply, Inc.†	29,300	1,347,214

Diversified Minerals - 0.4%

US Silica Holdings, Inc.	10,510	412,518

Electric Products-Misc. - 1.4%

Littelfuse, Inc.	11,832	1,500,298

Electronic Components-Semiconductors - 6.4%

Cavium, Inc.†	22,758	1,267,166
Monolithic Power Systems, Inc.	31,385	2,407,857
Tower Semiconductor, Ltd.†#	197,136	3,089,121

		6,764,144

Enterprise Software/Service - 7.4%

Benefitfocus, Inc.†#	41,720	1,685,071
Proofpoint, Inc.†#	46,182	3,553,705
Ultimate Software Group, Inc.†	12,100	2,528,174

		7,766,950

Entertainment Software - 2.4%

Take-Two Interactive Software, Inc.†	57,028	2,479,007

Finance-Mortgage Loan/Banker - 0.5%

Ellie Mae, Inc.†	5,705	558,348

Food-Misc./Diversified - 3.6%

Pinnacle Foods, Inc.	50,289	2,547,138
Snyder’s-Lance, Inc.	34,156	1,207,073

		3,754,211

Footwear & Related Apparel - 1.1%

Steven Madden, Ltd.†	32,005	1,123,055

Industrial Audio & Video Products - 1.3%

IMAX Corp.†	44,155	1,346,286

Insurance-Life/Health - 0.9%

Primerica, Inc.#	17,390	990,013

Insurance-Property/Casualty - 1.0%

AmTrust Financial Services, Inc.	41,478	1,098,752

Internet Content-Information/News - 0.8%

WebMD Health Corp.†	15,805	815,064

Internet Telephone - 2.5%

RingCentral, Inc.†	119,581	2,624,803

Machinery-General Industrial - 1.7%

BWX Technologies, Inc.	26,620	1,033,122
Manitowoc Foodservice, Inc.†	48,560	783,273

		1,816,395

Medical Instruments - 1.8%

AtriCure, Inc.†	41,947	645,564
Integra LifeSciences Holdings Corp.†	14,570	1,259,140

		1,904,704

Medical Products - 4.4%

NxStage Medical, Inc.†	62,074	1,419,012
West Pharmaceutical Services, Inc.	21,448	1,755,090
Zeltiq Aesthetics, Inc.†#	38,736	1,476,616

		4,650,718

Medical-Biomedical/Gene - 8.1%

Bluebird Bio, Inc.†#	17,978	887,034
Blueprint Medicines Corp.†#	27,082	755,046
Cambrex Corp.†	3,516	150,590
Celyad SA ADR†	10,946	245,957
Five Prime Therapeutics, Inc.†	19,662	864,735
Kite Pharma, Inc.†#	14,330	825,695
Ligand Pharmaceuticals, Inc.†	13,209	1,364,622
Lion Biotechnologies, Inc.†#	76,338	607,650
Loxo Oncology, Inc.†#	51,153	1,408,754
Sage Therapeutics, Inc.†#	14,738	547,811
Spark Therapeutics, Inc.†#	15,670	886,609

		8,544,503

Medical-Drugs - 1.5%

Amicus Therapeutics, Inc.†#	125,597	840,244
Ignyta, Inc.†#	71,547	394,224
Immune Design Corp.†#	43,192	304,504

		1,538,972

Medical-HMO - 1.1%

WellCare Health Plans, Inc.†	10,399	1,171,967

Medical-Hospitals - 0.8%

Acadia Healthcare Co., Inc.†	17,423	891,883

Medical-Outpatient/Home Medical - 1.3%

Amedisys, Inc.†	29,277	1,409,102

Metal Processors & Fabrication - 0.8%

Rexnord Corp.†	39,970	883,737

Miscellaneous Manufacturing - 1.2%

John Bean Technologies Corp.	18,887	1,297,159

Networking Products - 3.5%

LogMeIn, Inc.	44,270	3,696,545

Office Furnishings-Original - 0.9%

Interface, Inc.	53,590	947,471

Oil Companies-Exploration & Production - 1.1%

Carrizo Oil & Gas, Inc.†#	12,079	462,505
Diamondback Energy, Inc.†	6,774	645,223

		1,107,728

Optical Recognition Equipment - 1.7%

Lumentum Holdings, Inc.†	51,904	1,822,869

Racetracks - 0.8%

Penn National Gaming, Inc.†	60,883	863,321

Retail-Apparel/Shoe - 1.8%

Burlington Stores, Inc.†	23,261	1,889,258

Retail-Automobile - 1.2%

Lithia Motors, Inc., Class A	15,099	1,249,744

Retail-Discount - 1.3%

Ollie’s Bargain Outlet Holdings, Inc.†#	53,056	1,348,684

Retail-Misc./Diversified - 1.5%

Five Below, Inc.†	35,555	1,584,331

Retail-Restaurants - 3.3%

Jack in the Box, Inc.	16,260	1,617,219
Popeyes Louisiana Kitchen, Inc.†	22,906	1,249,064
Wingstop, Inc.#	20,723	627,700

		3,493,983

Schools - 1.3%

Grand Canyon Education, Inc.†	32,454	1,347,815

Therapeutics - 0.9%

GW Pharmaceuticals PLC ADR†	5,820	475,785
Vital Therapies, Inc.†	76,984	441,118

		916,903

Transactional Software - 1.5%

Black Knight Financial Services, Inc., Class A†#	41,391	1,615,077

Total Long-Term Investment Securities
(cost $94,622,060)		104,345,966

SHORT-TERM INVESTMENT SECURITIES - 15.5%
Registered Investment Companies - 15.5%

State Street Navigator Securities Lending Prime Portfolio 0.43%(1)(2)
(cost $16,262,384)	16,262,384	16,262,384

REPURCHASE AGREEMENTS - 1.1%

Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 08/31/2016, to be repurchased 09/01/2016 in the amount of $1,201,000 collateralized by $1,165,000 of U.S. Treasury Notes, bearing interest at 2.13% due 09/30/2021 and having an approximate value of $1,226,499

(cost $1,201,000)	$1,201,000	1,201,000

TOTAL INVESTMENTS
(cost $112,085,444)(3)	115.7%	121,809,350
Liabilities in excess of other assets	(15.7)	(16,503,186)

NET ASSETS	100.0%	$105,306,164

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At August 31, 2016, the Fund had loaned securities with a total value of $15,620,245. This was secured by collateral of $16,262,384, which was received in cash and subsequently invested in short-term investments currently valued at $16,262,384 as reported in the Portfolio of Investments.
(2)	The rate shown is the 7-day yield as of August 31, 2016.
(3)	See Note 5 for cost of investments on a tax basis.

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$104,345,966	$—	$—	$104,345,966
Short-Term Investment Securities	16,262,384	—	—	16,262,384
Repurchase Agreements	—	1,201,000	—	1,201,000

Total Investments at Value	$120,608,350	$1,201,000	$—	$121,809,350

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS - August 31, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.9%
Advanced Materials - 0.2%

Core Molding Technologies, Inc.†	13,000	$190,450
Hexcel Corp.	9,100	408,135

		598,585

Advertising Agencies - 0.0%

Tremor Video, Inc.†#	60,000	101,400

Advertising Services - 0.1%

Marchex, Inc., Class B†	28,500	78,660
Sizmek, Inc.†	27,800	107,586

		186,246

Aerospace/Defense - 0.3%

Air Industries Group#	25,800	114,810
Teledyne Technologies, Inc.†	7,700	824,978

		939,788

Aerospace/Defense-Equipment - 0.3%

CPI Aerostructures, Inc.†	8,000	50,000
Ducommun, Inc.†	6,400	151,936
LMI Aerospace, Inc.†	6,100	46,482
Moog, Inc., Class A†	6,100	359,839
Triumph Group, Inc.	12,700	404,622

		1,012,879

Agricultural Operations - 0.0%

Cadiz, Inc.†#	14,400	111,888

Apparel Manufacturers - 0.6%

Columbia Sportswear Co.	28,789	1,617,078
Delta Apparel, Inc.†	10,500	185,640
Lakeland Industries, Inc.†#	14,000	138,180

		1,940,898

Applications Software - 1.3%

BSQUARE Corp.†	15,000	75,000
Cvent, Inc.†	9,960	325,493
Descartes Systems Group, Inc.†	27,800	593,530
Five9, Inc.†	21,100	316,289
New Relic, Inc.†#	12,440	456,548
PDF Solutions, Inc.†	12,600	211,050
Progress Software Corp.†	10,650	308,957
Tableau Software, Inc., Class A†	3,900	226,317
Tangoe, Inc.†	31,746	294,920
Twilio, Inc., Class A†#	1,800	96,516
Verint Systems, Inc.†	32,379	1,104,771

		4,009,391

Athletic Equipment - 0.0%

Nautilus, Inc.†	5,900	137,411

Auction Houses/Art Dealers - 0.2%

Ritchie Bros. Auctioneers, Inc.#	19,000	661,770

Audio/Video Products - 0.0%

VOXX International Corp.†	5,000	15,350

Auto Repair Centers - 0.1%

Monro Muffler Brake, Inc.	4,725	266,537

Auto/Truck Parts & Equipment-Original - 0.9%

Accuride Corp.†	67,000	113,230
Gentherm, Inc.†	13,382	441,205
SORL Auto Parts, Inc.†	15,300	35,802
Spartan Motors, Inc.	21,600	212,976
Strattec Security Corp.	2,800	117,292
Supreme Industries, Inc. Class A	8,900	153,436
Visteon Corp.	23,933	1,692,063

		2,766,004

Auto/Truck Parts & Equipment-Replacement - 0.0%

Commercial Vehicle Group, Inc.†	18,700	100,793

Banks-Commercial - 9.7%
American National Bankshares, Inc.	5,900	157,943
AmeriServ Financial, Inc.	22,000	69,080
Anchor Bancorp, Inc.†	3,000	78,180
Atlantic Capital Bancshares, Inc.†	6,300	97,083
BancorpSouth, Inc.	3,700	92,130
Bank of Commerce Holdings	7,640	51,188
Bank of the Ozarks, Inc.	43,530	1,705,505
BankUnited, Inc.	76,412	2,456,646
Blue Hills Bancorp, Inc.#	8,300	122,425
BNC Bancorp	8,137	199,926
Bridge Bancorp, Inc.	8,100	241,461
C&F Financial Corp.#	3,000	127,530
Capital Bank Financial Corp., Class A	14,500	453,995
Chemung Financial Corp.#	5,500	161,590
Citizens Holding Co.#	4,500	101,970
Codorus Valley Bancorp, Inc.	986	20,519
East West Bancorp, Inc.	54,384	2,019,822
Eastern Virginia Bankshares, Inc.	12,000	92,520
Farmers Capital Bank Corp.	7,900	236,210
First Bancorp, Inc.	7,165	161,284
First Bancshares, Inc.	7,000	121,100
First Hawaiian, Inc.†	5,985	159,081
First Horizon National Corp.	42,500	653,650
Glacier Bancorp, Inc.	74,118	2,219,093
Great Western Bancorp, Inc.	56,784	1,944,284
Heritage Commerce Corp.	10,000	114,900
Home BancShares, Inc.	15,000	351,000
IBERIABANK Corp.	27,448	1,887,599
Kearny Financial Corp.	11,000	150,590
Live Oak Bancshares, Inc.	600	8,496
MBT Financial Corp.	15,300	129,744
MidSouth Bancorp, Inc.#	9,800	99,274
Northrim BanCorp, Inc.	7,100	182,470
Ohio Valley Banc Corp.#	6,400	139,584
Old Second Bancorp, Inc.	19,157	156,321
Pacific Continental Corp.	1,195	19,718
Park Sterling Corp.	23,890	202,587
Penns Woods Bancorp, Inc.#	3,200	141,376
Peoples Bancorp of North Carolina, Inc.	5,500	115,720
Pinnacle Financial Partners, Inc.	37,270	2,112,836
Popular, Inc.	10,400	408,824
Premier Financial Bancorp, Inc.#	4,286	71,662
Prosperity Bancshares, Inc.	10,100	560,247
Shore Bancshares, Inc.	8,000	93,040
Sierra Bancorp	9,400	171,362
Simmons First National Corp., Class A	3,200	160,608
Southern National Bancorp of Virginia, Inc.	15,000	186,300
Sussex Bancorp#	6,000	91,020
Synovus Financial Corp.	68,482	2,265,385
Talmer Bancorp, Inc., Class A	11,900	276,794
Texas Capital Bancshares, Inc.†	10,950	575,094
Towne Bank	9,000	214,110
United Security Bancshares†	22,670	141,687
Webster Financial Corp.	55,977	2,162,392
Westamerica Bancorporation#	5,600	284,704

Western Alliance Bancorp†	67,505	2,580,041

		29,799,700

Batteries/Battery Systems - 0.8%

EnerSys	34,981	2,461,963

Beverages-Non-alcoholic - 0.0%

Primo Water Corp.†	10,000	115,800

Brewery - 0.1%

Craft Brew Alliance, Inc.†	9,200	182,620

Broadcast Services/Program - 0.6%

Nexstar Broadcasting Group, Inc., Class A#	34,068	1,796,065

Building & Construction Products-Misc. - 1.1%

Aspen Aerogels, Inc.†	46,400	227,824
Gibraltar Industries, Inc.†	2,100	80,136
Louisiana-Pacific Corp.†	11,000	214,280
Quanex Building Products Corp.	15,300	295,749
Simpson Manufacturing Co., Inc.	12,100	530,948
Trex Co., Inc.†	33,343	2,065,265

		3,414,202

Building & Construction-Misc. - 0.0%

Comfort Systems USA, Inc.	2,800	79,492

Building Products-Air & Heating - 0.3%

AAON, Inc.	10,325	292,198
Lennox International, Inc.	4,300	692,601

		984,799

Building Products-Cement - 0.6%

Eagle Materials, Inc.	21,725	1,746,038
Martin Marietta Materials, Inc.	800	146,424

		1,892,462

Building Products-Doors & Windows - 0.9%

Apogee Enterprises, Inc.	52,250	2,528,900
PGT, Inc.†	12,100	144,111

		2,673,011

Building-Heavy Construction - 0.9%

Dycom Industries, Inc.†	18,967	1,538,603
Orion Group Holdings, Inc.†	16,100	95,956
Primoris Services Corp.	64,740	1,244,303

		2,878,862

Building-Maintenance & Services - 0.3%

ABM Industries, Inc.	26,274	1,009,710

Building-Residential/Commercial - 0.5%

AV Homes, Inc.†#	11,400	172,938
Beazer Homes USA, Inc.†	86,747	975,904
CalAtlantic Group, Inc.	2,560	93,414
Meritage Homes Corp.†	8,800	315,920

		1,558,176

Cable/Satellite TV - 0.1%

Cable One, Inc.	700	378,784

Capacitors - 0.1%

Kemet Corp.†	70,929	241,868

Casino Hotels - 0.6%

Boyd Gaming Corp.†	99,164	1,933,698

Casino Services - 0.0%

Gaming Partners International Corp.†	8,967	89,222

Chemicals-Diversified - 0.1%

BioAmber, Inc.†#	35,000	131,250
Codexis, Inc.†	33,000	137,610

		268,860

Chemicals-Plastics - 0.6%

PolyOne Corp.	57,053	1,966,617

Chemicals-Specialty - 1.7%

Minerals Technologies, Inc.	36,198	2,554,493
Oil-Dri Corp. of America	4,900	185,171
Sensient Technologies Corp.	32,123	2,352,367
Univar, Inc.†	12,940	267,729

		5,359,760

Coal - 0.1%

Westmoreland Coal Co.†	26,600	204,022

Commercial Services - 1.4%

Collectors Universe, Inc.	7,200	137,808
HMS Holdings Corp.†	117,852	2,570,352
Intersections, Inc.†#	12,500	22,250
Performant Financial Corp.†	50,000	109,000
SP Plus Corp.†	5,700	142,500
Team, Inc.†	39,042	1,240,364

		4,222,274

Commercial Services-Finance - 0.1%

Liberty Tax, Inc.	9,000	122,310
PRGX Global, Inc.†	26,500	127,730

		250,040

Communications Software - 0.1%

BroadSoft, Inc.†	3,530	161,356
Concurrent Computer Corp.#	13,902	75,766
Seachange International, Inc.†#	19,500	56,940

		294,062

Computer Aided Design - 0.1%

Exa Corp.†	10,049	159,578

Computer Data Security - 0.0%

Fortinet, Inc.†	3,400	122,876

Computer Graphics - 0.2%

CyberArk Software, Ltd.†	9,790	516,912

Computer Services - 2.0%

Ciber, Inc.†#	60,000	72,600
Computer Task Group, Inc.	19,600	92,512
CSRA, Inc.	13,100	332,609
DST Systems, Inc.	16,809	2,042,462
EPAM Systems, Inc.†	3,600	245,556
Fleetmatics Group PLC†	10,200	610,674
Genpact, Ltd.†	63,308	1,497,867
Luxoft Holding, Inc.†	22,625	1,160,889
StarTek, Inc.†	18,100	101,722

		6,156,891

Computer Software - 1.7%

Blackbaud, Inc.	32,586	2,195,319
Computer Modelling Group, Ltd.	9,400	66,876

Guidance Software, Inc.†	18,773	111,699
SS&C Technologies Holdings, Inc.	91,446	3,013,146

		5,387,040

Computers - 0.1%

Silicon Graphics International Corp.†	25,000	192,750

Computers-Integrated Systems - 0.4%

Cray, Inc.†	42,229	967,044
NCI, Inc., Class A	10,000	120,600
Radisys Corp.†	36,000	176,760

		1,264,404

Computers-Memory Devices - 0.0%

Datalink Corp.†	11,100	108,114

Computers-Periphery Equipment - 0.1%

Key Tronic Corp.†	9,633	72,344
TransAct Technologies, Inc.	15,000	113,100

		185,444

Consulting Services - 0.2%

Booz Allen Hamilton Holding Corp.	10,600	321,816
CRA International, Inc.†	7,700	208,824
Information Services Group, Inc.†#	42,400	161,120

		691,760

Consumer Products-Misc. - 0.7%

Helen of Troy, Ltd.†	22,853	2,064,540

Containers-Paper/Plastic - 1.2%

Graphic Packaging Holding Co.	204,285	2,929,447
Multi Packaging Solutions International, Ltd.†	20,349	285,293
Multi-Color Corp.	6,550	437,736

		3,652,476

Cosmetics & Toiletries - 0.0%

CCA Industries, Inc.†#	3,421	10,810

Data Processing/Management - 0.7%

Innodata, Inc.†#	52,600	120,980
Jack Henry & Associates, Inc.	23,550	2,055,209

		2,176,189

Diagnostic Kits - 0.1%

Meridian Bioscience, Inc.	16,600	322,870

Diamonds/Precious Stones - 0.0%

Petra Diamonds, Ltd.	31,784	47,372

Direct Marketing - 0.1%

EVINE Live, Inc.†	90,000	159,300

Disposable Medical Products - 0.3%

STERIS PLC	11,300	798,684

Distribution/Wholesale - 0.3%

Core-Mark Holding Co., Inc.	14,800	564,620
Educational Development Corp.#	11,000	132,990
Houston Wire & Cable Co.	14,739	87,402

		785,012

Diversified Manufacturing Operations - 0.2%

AZZ, Inc.	9,200	611,156
Synalloy Corp.	14,400	101,088

		712,244

Diversified Operations - 0.1%

Resource America, Inc., Class A	17,400	169,824

Diversified Operations/Commercial Services - 0.0%

Volt Information Sciences, Inc.†	14,393	85,638

Drug Delivery Systems - 0.1%

Catalent, Inc.†	10,500	264,915

E-Commerce/Products - 0.1%

Etsy, Inc.†	10,700	144,022
US Auto Parts Network, Inc.†	20,000	74,800

		218,822

E-Commerce/Services - 0.3%

GrubHub, Inc.†#	10,867	440,874
Quotient Technology, Inc.†#	11,590	150,207
Spark Networks, Inc.†#	80,000	155,200
SurveyMonkey.com LLC†(1)(2)(4)	5,062	57,251
Zillow Group, Inc., Class A†	800	27,064
Zillow Group, Inc., Class C†#	1,600	54,160

		884,756

E-Marketing/Info - 0.1%

New Media Investment Group, Inc.	8,800	140,624
QuinStreet, Inc.†	35,000	107,100

		247,724

Educational Software - 0.0%

Rosetta Stone, Inc.†	14,000	123,760

Electric Products-Misc. - 0.0%

Graham Corp.	7,800	149,058

Electric-Integrated - 0.6%

El Paso Electric Co.	8,200	374,658
NorthWestern Corp.	3,000	173,460
PNM Resources, Inc.	22,500	715,275
Portland General Electric Co.	13,300	560,063

		1,823,456

Electronic Components-Misc. - 0.2%

Bel Fuse, Inc., Class B	6,000	137,820
CTS Corp.	10,600	204,368
Gentex Corp.	9,100	161,889
Sparton Corp.†	5,900	135,169
Vishay Precision Group, Inc.†	8,800	134,376

		773,622

Electronic Components-Semiconductors - 3.0%

Cavium, Inc.†	5,700	317,376
Diodes, Inc.†	14,150	291,348
Fairchild Semiconductor International, Inc.†	9,700	193,030
GigPeak, Inc.†	50,000	94,000
GSI Technology, Inc.†	19,800	96,822
Intersil Corp., Class A	125,199	2,471,428
InvenSense, Inc.†	9,600	71,424
MACOM Technology Solutions Holdings, Inc.†	53,708	2,212,770
Microsemi Corp.†	69,658	2,783,534
Pixelworks, Inc.†#	22,000	60,280

Richardson Electronics, Ltd.	15,000	106,200
Semtech Corp.†	20,500	545,300

		9,243,512

Electronic Measurement Instruments - 0.4%

CyberOptics Corp.†	9,200	185,932
ESCO Technologies, Inc.	11,700	527,904
National Instruments Corp.	15,200	424,688

		1,138,524

Electronic Parts Distribution - 0.6%

Tech Data Corp.†	26,013	1,931,205

Electronic Security Devices - 0.1%

American Science & Engineering, Inc.	4,000	147,200
Vicon Industries, Inc.†	14,000	8,966

		156,166

Electronics-Military - 0.0%

Arotech Corp.†#	34,800	98,136

Energy-Alternate Sources - 0.1%

Aemetis, Inc.†#	17,800	27,590
Amyris, Inc.†#	50,800	20,346
REX American Resources Corp.†	2,100	168,924
TPI Composites, Inc.†	3,270	65,040

		281,900

Engineering/R&D Services - 0.1%

Exponent, Inc.	5,000	252,150

Enterprise Software/Service - 1.1%

Guidewire Software, Inc.†	10,400	639,912
MicroStrategy, Inc., Class A†	9,707	1,619,031
Proofpoint, Inc.†#	13,000	1,000,350

		3,259,293

Entertainment Software - 0.8%

Take-Two Interactive Software, Inc.†	53,911	2,343,511

Environmental Consulting & Engineering - 0.0%

TRC Cos., Inc.†	8,712	66,385

Environmental Monitoring & Detection - 0.2%

MSA Safety, Inc.	11,500	669,875

Female Health Care Products - 0.0%

Juniper Pharmaceuticals, Inc.†	17,700	97,527

Filtration/Separation Products - 0.2%

CLARCOR, Inc.	8,700	569,589

Finance-Auto Loans - 0.0%

Consumer Portfolio Services, Inc.†	24,500	94,080

Finance-Commercial - 0.1%

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,200	244,596

Finance-Consumer Loans - 0.2%

Asta Funding, Inc.†	13,200	146,916
Encore Capital Group, Inc.†#	6,500	140,140
Regional Management Corp.†	8,200	177,284
SLM Corp.†	26,500	196,498

		660,838

Finance-Investment Banker/Broker - 1.2%

E*TRADE Financial Corp.†	126,217	3,329,604
FBR & Co.	5,750	81,248
Houlihan Lokey, Inc.	2,600	64,376
JMP Group LLC	16,300	89,976

		3,565,204

Finance-Leasing Companies - 0.1%

California First National Bancorp#	11,000	165,000
Marlin Business Services Corp.	7,500	141,000

		306,000

Finance-Mortgage Loan/Banker - 0.1%

Ellie Mae, Inc.†	2,473	242,033
PennyMac Financial Services, Inc., Class A†	5,600	92,680

		334,713

Finance-Other Services - 0.1%

Bats Global Markets, Inc.†	10,000	245,000

Financial Guarantee Insurance - 0.3%

Assured Guaranty, Ltd.	19,777	549,207
MGIC Investment Corp.†	10,000	80,900
Radian Group, Inc.	24,400	334,524

		964,631

Food-Canned - 0.9%

TreeHouse Foods, Inc.†	29,251	2,770,947

Food-Dairy Products - 0.0%

Lifeway Foods, Inc.†	10,200	126,480

Food-Flour & Grain - 0.2%

Post Holdings, Inc.†	8,300	703,674

Food-Misc./Diversified - 1.4%

Cal-Maine Foods, Inc.#	7,800	358,332
Inventure Foods, Inc.†#	17,900	173,451
Pinnacle Foods, Inc.	73,236	3,709,403
Senomyx, Inc.†#	30,000	131,400

		4,372,586

Food-Wholesale/Distribution - 0.1%

AMCON Distributing Co.	500	45,290
Performance Food Group Co.†	5,800	149,060

		194,350

Footwear & Related Apparel - 0.2%

Deckers Outdoor Corp.†	1,700	111,095
Rocky Brands, Inc.	10,711	113,215
Skechers U.S.A., Inc., Class A†	6,100	148,291
Wolverine World Wide, Inc.	11,600	277,356

		649,957

Forestry - 0.0%

West Fraser Timber Co., Ltd.	2,400	80,799

Funeral Services & Related Items - 0.1%

Matthews International Corp., Class A	4,300	264,493

Gambling (Non-Hotel) - 0.0%

Dover Downs Gaming & Entertainment, Inc.†#	43,334	43,767

Garden Products - 0.3%

Toro Co.	8,900	864,635

Gas-Distribution - 1.4%

Chesapeake Utilities Corp.	3,100	197,315
Delta Natural Gas Co., Inc.	3,800	94,544
Gas Natural, Inc.	13,000	95,680
ONE Gas, Inc.	15,100	924,573
South Jersey Industries, Inc.	3,400	100,912
Southwest Gas Corp.	8,100	565,542
UGI Corp.	51,550	2,344,494

		4,323,060

Gold Mining - 0.2%

Franco-Nevada Corp.	3,800	265,513
New Gold, Inc.†	70,800	340,125
Osisko Gold Royalties, Ltd.	11,800	133,351

		738,989

Healthcare Safety Devices - 0.1%

Alpha Pro Tech, Ltd.†	30,000	90,300
Retractable Technologies, Inc.†#	30,000	78,000

		168,300

Home Furnishings - 1.0%

La-Z-Boy, Inc.	64,004	1,706,987
Stanley Furniture Co., Inc.#	47,500	92,625
Tempur Sealy International, Inc.†#	15,500	1,215,510

		3,015,122

Housewares - 0.0%

Lifetime Brands, Inc.	8,000	107,360

Human Resources - 0.6%

Cross Country Healthcare, Inc.†	11,900	144,823
Edgewater Technology, Inc.†	14,600	129,648
Patriot National, Inc.†#	18,700	165,495
RCM Technologies, Inc.	20,000	111,600
Team Health Holdings, Inc.†	37,451	1,247,118

		1,798,684

Import/Export - 0.0%

Castle Brands, Inc.†	40,000	35,204

Independent Power Producers - 0.1%

NRG Energy, Inc.	15,300	185,283
NRG Yield, Inc., Class A	3,000	48,270
NRG Yield, Inc., Class C#	3,000	50,520
Synthesis Energy Systems, Inc.†#	102,200	141,036

		425,109

Industrial Audio & Video Products - 0.1%

Ballantyne Strong, Inc.†	14,000	86,800
Iteris, Inc.†	51,210	181,283
Turtle Beach Corp.†#	100,000	103,000

		371,083

Industrial Automated/Robotic - 0.0%

Hurco Cos., Inc.	5,000	135,050

Instruments-Controls - 0.8%

Allied Motion Technologies, Inc.	8,000	180,240
Frequency Electronics, Inc.†	10,000	109,800
Watts Water Technologies, Inc., Class A	32,774	2,110,646
Woodward, Inc.	850	53,312

		2,453,998

Insurance-Life/Health - 0.6%

CNO Financial Group, Inc.	102,833	1,671,036
Health Insurance Innovations, Inc., Class A†#	7,000	40,040

		1,711,076

Insurance-Multi-line - 1.0%

American Financial Group, Inc.	25,356	1,905,503
Horace Mann Educators Corp.	28,299	1,034,329
Kemper Corp.	6,500	243,425

		3,183,257

Insurance-Property/Casualty - 1.5%

Enstar Group, Ltd.†	1,500	249,885
First Acceptance Corp.†#	2,558	2,635
Hallmark Financial Services, Inc.†	13,000	137,410
Hanover Insurance Group, Inc.	22,937	1,793,673
Infinity Property & Casualty Corp.	9,300	783,618
RLI Corp.	6,600	468,468
Safety Insurance Group, Inc.	3,700	245,865
Selective Insurance Group, Inc.	17,800	710,220
State Auto Financial Corp.	9,850	226,156

		4,617,930

Insurance-Reinsurance - 0.0%

Essent Group, Ltd.†	2,900	77,082

Internet Application Software - 0.1%

Connecture, Inc.†#	75,000	125,250
Zendesk, Inc.†	6,850	209,199

		334,449

Internet Connectivity Services - 0.1%

Internap Corp.†	58,900	140,771
PC-Tel, Inc.	21,200	107,060

		247,831

Internet Content-Entertainment - 0.1%

Pandora Media, Inc.†#	11,700	163,800

Internet Financial Services - 0.0%

TheStreet, Inc.#	48,200	55,430

Internet Infrastructure Software - 0.0%

Support.com, Inc.†	106,500	90,525

Internet Security - 0.1%

FireEye, Inc.†#	15,400	221,144
iPass, Inc.†#	49,900	79,840

		300,984

Internet Telephone - 0.1%

RingCentral, Inc., Class A†	12,200	267,790

Investment Companies - 0.1%

KCAP Financial, Inc.#	16,700	73,814
Medallion Financial Corp.#	17,100	80,883

		154,697

Investment Management/Advisor Services - 1.2%

Calamos Asset Management, Inc., Class A	14,000	97,860
Cohen & Steers, Inc.	7,300	307,549
Financial Engines, Inc.#	12,900	412,413

Janus Capital Group, Inc.	164,272	2,442,725
Manning & Napier, Inc.	8,400	64,512
Silvercrest Asset Management Group, Inc., Class A#	10,000	123,900
Waddell & Reed Financial, Inc., Class A	9,100	169,260

		3,618,219

Lasers-System/Components - 0.7%

Coherent, Inc.†	19,312	2,031,236

Leisure Products - 0.0%

Escalade, Inc.	5,200	63,076

Machine Tools & Related Products - 0.1%

Hardinge, Inc.	11,000	116,270
LS Starrett Co., Class A	8,000	89,440

		205,710

Machinery-Farming - 0.1%

Alamo Group, Inc.	3,200	207,424

Machinery-General Industrial - 1.8%

Albany International Corp., Class A	60,381	2,555,928
Applied Industrial Technologies, Inc.	1,229	58,402
BWX Technologies, Inc.	6,500	252,265
Chart Industries, Inc.†	12,100	364,452
Gencor Industries, Inc.†	16,650	190,642
Manitowoc Co., Inc.	21,900	107,310
Manitowoc Foodservice, Inc.†	15,000	241,950
Tennant Co.	4,800	310,704
Twin Disc, Inc.	12,800	166,272
Xerium Technologies, Inc.†	15,000	121,200
Zebra Technologies Corp., Class A†	17,004	1,189,600

		5,558,725

Machinery-Pumps - 0.1%

Graco, Inc.	4,900	360,983

Medical Imaging Systems - 0.9%

Analogic Corp.	25,493	2,268,877
Digirad Corp.	25,000	126,500
EndoChoice Holdings, Inc.†#	25,000	96,750
Lantheus Holdings, Inc.†#	17,298	164,677

		2,656,804

Medical Information Systems - 0.2%

Everyday Health, Inc.†	25,000	191,500
Press Ganey Holdings, Inc.†	9,531	384,004

		575,504

Medical Instruments - 1.0%

Bio-Techne Corp.	16,971	1,787,895
Bruker Corp.	16,590	370,952
Edwards Lifesciences Corp.†	1,800	207,288
Entellus Medical, Inc.†	2,200	41,558
Halyard Health, Inc.†	13,400	488,430
Navidea Biopharmaceuticals, Inc.†#	85,500	25,650
Vascular Solutions, Inc.†	1,409	67,872

		2,989,645

Medical Laser Systems - 0.1%

Cutera, Inc.†	9,000	98,100
IRIDEX Corp.†	8,100	120,933

		219,033

Medical Products - 2.7%

Accuray, Inc.†#	18,637	99,335
Hill-Rom Holdings, Inc.	41,187	2,442,801
InfuSystems Holdings, Inc.†	25,000	69,750
InVivo Therapeutics Holdings Corp.†#	24,300	171,072
K2M Group Holdings, Inc.†#	27,200	433,024
Medgenics, Inc.†	19,000	106,400
Nevro Corp.†#	20,316	1,918,440
Sientra, Inc.†#	21,000	172,410
Span-America Medical Systems, Inc.	3,100	54,777
Wright Medical Group NV†	110,575	2,737,837

		8,205,846

Medical-Biomedical/Gene - 2.1%

Acceleron Pharma, Inc.†	5,700	171,057
AMAG Pharmaceuticals, Inc.†	2,200	52,426
Argos Therapeutics, Inc.†	21,600	106,920
ArQule, Inc.†	55,000	81,400
Asterias Biotherapeutics, Inc.†#	9,454	26,377
Aviragen Therapeutics, Inc.†#	34,600	46,018
Cambrex Corp.†	32,533	1,393,388
Cascadian Therapeutics, Inc.†#	88,300	101,545
Curis, Inc.†	48,225	84,876
Eiger BioPharmaceuticals, Inc.†	6,600	98,472
Endocyte, Inc.†#	16,000	47,680
Enzo Biochem, Inc.†	33,500	186,260
Exelixis, Inc.†	26,300	293,245
Fate Therapeutics, Inc.†#	70,000	182,000
Harvard Bioscience, Inc.†	30,000	81,300
Incyte Corp.†	400	32,440
Infinity Pharmaceuticals, Inc.†	80,000	121,600
Innoviva, Inc.#	1,000	11,090
Insmed, Inc.†	12,400	160,580
Ionis Pharmaceuticals, Inc.†#	4,500	133,425
Medicines Co.†	7,400	289,858
Nivalis Therapeutics, Inc.†	15,000	95,850
Novavax, Inc.†#	26,900	183,996
Pfenex, Inc.†	14,000	101,220
PharmAthene, Inc.†#	68,300	177,580
Protalix BioTherapeutics, Inc.†	22,016	13,166
pSivida Corp.†	32,000	123,520
REGENXBIO, Inc.†	17,000	199,070
Retrophin, Inc.†#	57,449	920,333
Rigel Pharmaceuticals, Inc.†	40,000	134,800
Seattle Genetics, Inc.†#	4,700	209,385
Sequenom, Inc.†#	84,600	202,194
Spark Therapeutics, Inc.†	1,700	96,186
Synthetic Biologics, Inc.†#	88,300	144,812
Theravance Biopharma, Inc.†#	200	5,672
Ultragenyx Pharmaceutical, Inc.†#	400	26,368
Veracyte, Inc.†#	19,300	108,659
Verastem, Inc.†#	63,300	85,455

		6,530,223

Medical-Drugs - 1.4%

ACADIA Pharmaceuticals, Inc.†#	6,800	218,484
AcelRx Pharmaceuticals, Inc.†#	32,100	101,115
Achaogen, Inc.†#	30,785	116,060

Agile Therapeutics, Inc.†	18,300	132,492
Alimera Sciences, Inc.†#	25,025	38,288
Alkermes PLC†	8,200	358,914
Ampio Pharmaceuticals, Inc.†	48,900	40,426
BioSpecifics Technologies Corp.†	2,600	95,134
CoLucid Pharmaceuticals, Inc.†#	2,900	29,783
Conatus Pharmaceuticals, Inc.†#	9,500	17,195
Cumberland Pharmaceuticals, Inc.†	27,800	128,158
Dicerna Pharmaceuticals, Inc.†#	8,300	26,145
MediciNova, Inc.†#	13,572	79,939
Minerva Neurosciences, Inc.†	10,000	122,200
NanoViricides, Inc.†#	43,000	64,930
Neos Therapeutics, Inc.†	15,000	97,800
Ophthotech Corp.†	1,200	63,372
Pacira Pharmaceuticals, Inc.†#	10,300	408,189
Pain Therapeutics, Inc.†#	57,100	136,469
Patheon NV†	1,700	47,583
Pernix Therapeutics Holdings, Inc.†#	29,000	18,702
Regulus Therapeutics, Inc.†	25,000	79,250
Supernus Pharmaceuticals, Inc.†	34,543	738,529
TESARO, Inc.†	5,196	440,049
TherapeuticsMD, Inc.†#	28,700	197,456
VIVUS, Inc.†#	75,000	79,500
vTv Therapeutics, Inc., Class A†	15,000	84,750
Zogenix, Inc.†	11,712	102,129
Zynerba Pharmaceuticals, Inc.†#	18,000	152,640

		4,215,681

Medical-Generic Drugs - 0.4%

Impax Laboratories, Inc.†	46,426	1,123,045

Medical-HMO - 0.5%

Centene Corp.†	10,400	710,216
Universal American Corp.	4,700	33,652
WellCare Health Plans, Inc.†	8,300	935,410

		1,679,278

Medical-Hospitals - 0.8%

Acadia Healthcare Co., Inc.†	41,758	2,137,592
Adeptus Health, Inc., Class A†#	3,800	161,728
LifePoint Health, Inc.†	4,900	277,340

		2,576,660

Metal Processors & Fabrication - 0.4%

Ampco-Pittsburgh Corp.	6,500	70,200
Dynamic Materials Corp.	17,500	192,500
Haynes International, Inc.	5,200	191,828
RBC Bearings, Inc.†	7,700	608,993
Sun Hydraulics Corp.	9,400	289,708

		1,353,229

Metal Products-Distribution - 0.1%

A.M. Castle & Co.†#	38,800	53,932
Olympic Steel, Inc.	5,500	106,315

		160,247

Metal Products-Fasteners - 0.1%

TriMas Corp.†	11,900	228,242

Metal-Aluminum - 0.0%

Constellium NV, Class A†	15,700	117,436

Metal-Diversified - 0.1%

Luxfer Holdings PLC ADR	14,600	172,426

Miscellaneous Manufacturing - 0.4%

Hillenbrand, Inc.	8,000	257,200
John Bean Technologies Corp.	14,100	968,388

		1,225,588

MRI/Medical Diagnostic Imaging - 0.1%

Alliance HealthCare Services, Inc.†	9,200	57,960
RadNet, Inc.†	18,000	121,680

		179,640

Multimedia - 0.0%

Demand Media, Inc.†	25,000	138,000

Networking Products - 0.1%

Infoblox, Inc.†	3,900	83,694
Ixia†	13,000	149,890

		233,584

Non-Hazardous Waste Disposal - 0.9%

Waste Connections, Inc.	34,729	2,654,337

Office Automation & Equipment - 0.5%

Pitney Bowes, Inc.	76,586	1,436,753

Office Furnishings-Original - 0.2%

HNI Corp.	5,200	290,368
Knoll, Inc.	8,000	211,680

		502,048

Oil & Gas Drilling - 0.3%

Precision Drilling Corp.#	216,404	891,584

Oil Companies-Exploration & Production - 3.0%

Approach Resources, Inc.†#	77,300	256,636
Comstock Resources, Inc.†#	9,000	61,830
Diamondback Energy, Inc.†	6,500	619,125
Earthstone Energy, Inc.†#	9,400	91,556
Energen Corp.	37,041	2,129,857
Evolution Petroleum Corp.	23,100	130,977
FieldPoint Petroleum Corp.†	31,900	22,330
Gastar Exploration, Inc.†#	60,000	55,800
Jones Energy, Inc., Class A†#	15,000	41,550
Matador Resources Co.†	16,800	385,560
Newfield Exploration Co.†	48,276	2,093,247
Panhandle Oil and Gas, Inc., Class A	5,000	86,500
Parsley Energy, Inc., Class A†	12,700	429,895
PetroQuest Energy, Inc.†	10,250	33,108
Rex Energy Corp.†#	30,000	17,400
Rice Energy, Inc.†	7,400	194,620
Ring Energy, Inc.†	17,400	172,608
RSP Permian, Inc.†	57,068	2,228,505
Synergy Resources Corp.†	15,900	104,145
VAALCO Energy, Inc.†	30,000	31,800
Yuma Energy, Inc.†	5,411	1,245

		9,188,294

Oil Field Machinery & Equipment - 0.8%

Dril-Quip, Inc.†	1,200	66,684
Flotek Industries, Inc.†#	12,100	187,550
Forum Energy Technologies, Inc.†	99,982	1,756,684
Gulf Island Fabrication, Inc.	8,400	73,920

Mitcham Industries, Inc.†	22,400	60,928
Natural Gas Services Group, Inc.†	7,400	174,936
Superior Drilling Products, Inc.†	56,000	68,320
Thermon Group Holdings, Inc.†	5,800	109,214

		2,498,236

Oil Refining & Marketing - 0.0%

Adams Resources & Energy, Inc.	3,314	122,949

Oil-Field Services - 0.8%

Basic Energy Services, Inc.†#	36,000	13,356
Enservco Corp.†#	19,000	11,258
Forbes Energy Services, Ltd.†	17,200	2,668
Frank’s International NV#	8,000	91,920
Independence Contract Drilling, Inc.†	31,100	156,744
Oceaneering International, Inc.	3,300	87,516
SEACOR Holdings, Inc.†#	7,000	411,460
Superior Energy Services, Inc.	95,468	1,606,726
Tesco Corp.	9,500	64,695
Willbros Group, Inc.†	50,900	98,746

		2,545,089

Paper & Related Products - 0.1%

Clearwater Paper Corp.†	4,100	254,487

Patient Monitoring Equipment - 0.1%

CareDx, Inc.†#	27,400	127,684
Insulet Corp.†	800	33,864
Masimo Corp.†	100	5,914

		167,462

Pharmacy Services - 0.1%

Diplomat Pharmacy, Inc.†	5,200	162,708

Power Converter/Supply Equipment - 0.8%

Generac Holdings, Inc.†	46,812	1,746,088
SPX Corp.†	40,295	763,187

		2,509,275

Private Equity - 0.5%

Kennedy-Wilson Holdings, Inc.	72,420	1,597,585

Publishing-Books - 0.1%

Scholastic Corp.	7,149	287,819

Publishing-Newspapers - 0.1%

A.H. Belo Corp., Class A	18,221	113,881
Lee Enterprises, Inc.†#	84,700	236,313

		350,194

Quarrying - 0.0%

Compass Minerals International, Inc.#	1,700	126,701

Radio - 0.1%

Emmis Communications Corp.†	14,650	58,893
Saga Communications, Inc., Class A	123	5,002
Salem Media Group, Inc.	10,000	62,900
Townsquare Media, Inc.†	11,000	107,250

		234,045

Real Estate Investment Trusts - 2.4%

Acadia Realty Trust	5,600	206,864
American Campus Communities, Inc.	11,500	576,265
CatchMark Timber Trust, Inc., Class A	12,600	147,420
Chesapeake Lodging Trust	8,900	226,772
Colony Capital, Inc.	4,000	73,880
Corporate Office Properties Trust	14,900	424,948
CubeSmart	72,375	1,992,484
DiamondRock Hospitality Co.	18,608	197,059
EastGroup Properties, Inc.	8,100	594,378
Equity One, Inc.	10,200	316,608
First Potomac Realty Trust	9,600	96,672
Healthcare Trust of America, Inc., Class A	12,202	411,695
Outfront Media, Inc.	4,793	106,980
Paramount Group, Inc.	14,400	259,200
PS Business Parks, Inc.	7,200	797,616
Retail Opportunity Investments Corp.	18,800	419,428
Urban Edge Properties	7,900	226,414
Urstadt Biddle Properties, Inc., Class A	9,300	211,203

		7,285,886

Real Estate Management/Services - 0.5%

Jones Lang LaSalle, Inc.	11,404	1,331,417
RE/MAX Holdings, Inc., Class A	5,200	216,528

		1,547,945

Real Estate Operations & Development - 0.2%

Alexander & Baldwin, Inc.	11,000	441,430
Consolidated-Tomoka Land Co.#	3,100	163,463
Forestar Group, Inc.†#	11,300	141,815

		746,708

Recreational Centers - 0.0%

Town Sports International Holdings, Inc.†	45,000	130,950

Recreational Vehicles - 0.1%

Arctic Cat, Inc.#	4,906	69,518
Brunswick Corp.	7,000	321,930

		391,448

Research & Development - 0.0%

AVEO Pharmaceuticals, Inc.†#	66,464	61,805

Resort/Theme Parks - 0.7%

Vail Resorts, Inc.	13,457	2,131,993

Retail-Apparel/Shoe - 1.0%

American Eagle Outfitters, Inc.#	98,746	1,830,751
Burlington Stores, Inc.†	5,200	422,344
Chico’s FAS, Inc.	36,000	456,480
Destination Maternity Corp.#	7,800	47,190
Finish Line, Inc., Class A	9,100	219,037
New York & Co., Inc.†	33,029	74,315
Tilly’s, Inc., Class A†	14,458	126,363

		3,176,480

Retail-Appliances - 0.0%

hhgregg, Inc.†#	17,000	35,360

Retail-Arts & Crafts - 0.7%

Michaels Cos., Inc.†	89,121	2,135,339

Retail-Automobile - 0.1%

Copart, Inc.†	2,400	122,448
Rush Enterprises, Inc., Class A†	9,300	221,154

		343,602

Retail-Building Products - 0.1%

At Home Group, Inc.†	3,578	54,565
Tile Shop Holdings, Inc.†	17,000	264,350

		318,915

Retail-Computer Equipment - 0.1%

PCM, Inc.†	13,544	251,512

Retail-Discount - 0.2%

Gordmans Stores, Inc.†#	44,900	53,431
HSN, Inc.	5,300	221,434
Tuesday Morning Corp.†	46,000	306,820

		581,685

Retail-Home Furnishings - 0.1%

Pier 1 Imports, Inc.	39,600	182,556
Restoration Hardware Holdings, Inc.†#	5,900	199,007

		381,563

Retail-Leisure Products - 0.0%

West Marine, Inc.†	10,000	92,300

Retail-Misc./Diversified - 0.6%

Five Below, Inc.†	4,300	191,608
Gaia, Inc.†#	17,400	137,982
Sally Beauty Holdings, Inc.†	53,332	1,451,697

		1,781,287

Retail-Restaurants - 3.1%

Bloomin’ Brands, Inc.	20,900	408,386
Bravo Brio Restaurant Group, Inc.†	11,500	54,050
Brinker International, Inc.	8,800	472,648
Cheesecake Factory, Inc.	5,800	298,178
Cracker Barrel Old Country Store, Inc.#	5,768	877,370
Denny’s Corp.†	31,000	323,950
Famous Dave’s of America, Inc.†#	6,800	41,072
J Alexander’s Holdings, Inc.†	13,000	129,610
Jack in the Box, Inc.	8,700	865,302
Jamba, Inc.†#	520	5,684
Kona Grill, Inc.†#	7,700	102,333
Luby’s, Inc.†	25,000	112,500
Panera Bread Co., Class A†	8,071	1,752,618
Papa John’s International, Inc.	23,588	1,765,090
Red Robin Gourmet Burgers, Inc.†	6,800	341,768
Sonic Corp.	66,828	1,917,295
Wingstop, Inc.#	2,200	66,638
Zoe’s Kitchen, Inc.†#	3,000	81,690

		9,616,182

Retail-Sporting Goods - 0.1%

Zumiez, Inc.†#	21,900	365,730

Retail-Toy Stores - 0.0%

Build-A-Bear Workshop, Inc.†	8,000	92,800

Retail-Vitamins & Nutrition Supplements - 0.3%

GNC Holdings, Inc., Class A	50,883	1,070,069

Retirement/Aged Care - 0.1%

AdCare Health Systems, Inc.#	51,100	118,041
Five Star Quality Care, Inc.†	24,000	50,880

		168,921

Rubber/Plastic Products - 0.0%

Proto Labs, Inc.†#	1,200	65,664

Satellite Telecom - 0.6%

Iridium Communications, Inc.†#	209,914	1,748,584

Savings & Loans/Thrifts - 0.8%

Beneficial Bancorp, Inc.	24,065	362,900
Capitol Federal Financial, Inc.	34,340	493,809
Clifton Bancorp, Inc.	7,600	112,860
ESSA Bancorp, Inc.#	9,000	123,750
First Financial Northwest, Inc.	10,000	131,100
Home Bancorp, Inc.#	6,600	190,344
Lake Shore Bancorp, Inc.#	10,000	132,800
Malvern Bancorp, Inc.†	7,200	118,080
Meridian Bancorp, Inc.	13,200	206,184
Provident Financial Holdings, Inc.	6,714	128,238
SI Financial Group, Inc.	8,500	114,495
Southern Missouri Bancorp, Inc.	5,000	122,600
Territorial Bancorp, Inc.	4,000	114,240
Westfield Financial, Inc.	16,000	121,120

		2,472,520

Schools - 0.1%

American Public Education, Inc.†	7,600	157,092
Lincoln Educational Services Corp.†#	20,000	37,200

		194,292

Security Services - 0.1%

Brink’s Co.	12,448	454,352

Seismic Data Collection - 0.1%

Dawson Geophysical Co.†#	33,264	239,833
Geospace Technologies Corp.†#	8,900	157,263

		397,096

Semiconductor Components-Integrated Circuits - 0.1%

Integrated Device Technology, Inc.†	10,000	200,900

Semiconductor Equipment - 1.5%

Entegris, Inc.†	138,379	2,357,978
Magnachip Semiconductor Corp.†#	24,100	207,501
Tessera Technologies, Inc.	57,937	1,943,207
Ultra Clean Holdings, Inc.†	14,700	106,869
Veeco Instruments, Inc.†	6,900	135,723

		4,751,278

Specified Purpose Acquisitions - 0.1%

Conyers Park Acquisition Corp.†	15,800	163,688
Silver Run Acquisition Corp.†	7,440	104,606

		268,294

Steel Pipe & Tube - 0.2%

Mueller Water Products, Inc., Class A	26,900	325,221
Valmont Industries, Inc.	2,700	352,269

		677,490

Steel-Producers - 0.2%

Friedman Industries, Inc.	10,000	57,200
Shiloh Industries, Inc.†	28,100	252,057
Worthington Industries, Inc.	4,400	188,760

		498,017

Storage/Warehousing - 0.6%

Mobile Mini, Inc.	60,108	1,797,229

Telecom Equipment-Fiber Optics - 0.3%

Ciena Corp.†	18,100	388,245
Finisar Corp.†	22,974	486,590
KVH Industries, Inc.†	14,357	123,470

		998,305

Telecom Services - 0.1%

Allot Communications, Ltd.†	13,200	68,772
Consolidated Communications Holdings, Inc.	1	24
HC2 Holdings, Inc.†#	25,729	123,242

		192,038

Telecommunication Equipment - 0.1%

ADTRAN, Inc.	11,400	209,532
Aware, Inc.†	14,500	74,385
Westell Technologies, Inc., Class A† Class A#	41,700	22,101
Wireless Telecom Group, Inc.†	68,200	115,940

		421,958

Telephone-Integrated - 0.0%

Alaska Communications Systems Group, Inc.†	77,000	129,360

Textile-Apparel - 0.0%

Cherokee, Inc.†#	6,400	72,064

Textile-Products - 0.0%

Dixie Group, Inc.†	10,000	46,800

Therapeutics - 0.7%

CorMedix, Inc.†#	40,000	78,800
Egalet Corp.†#	25,000	171,500
Neurocrine Biosciences, Inc.†	36,283	1,758,274
Ocera Therapeutics, Inc.†#	37,800	80,136
Zafgen, Inc.†	15,000	44,850

		2,133,560

Transactional Software - 0.1%

Bottomline Technologies de, Inc.†	16,600	383,294

Transport-Equipment & Leasing - 0.1%

General Finance Corp.†#	10,034	44,350
Willis Lease Finance Corp.†#	10,000	255,900

		300,250

Transport-Services - 0.2%

Matson, Inc.	10,100	389,759
Radiant Logistics, Inc.†	37,800	110,376

		500,135

Transport-Truck - 1.9%

Celadon Group, Inc.	86,726	677,330
Forward Air Corp.	36,601	1,686,574
Knight Transportation, Inc.	16,075	451,708
Landstar System, Inc.	5,700	394,611
Old Dominion Freight Line, Inc.†	32,048	2,279,574
Saia, Inc.†	11,000	334,730
USA Truck, Inc.†	6,900	76,590
XPO Logistics, Inc.†#	1	36

		5,901,153

Veterinary Diagnostics - 0.4%

Phibro Animal Health Corp., Class A	51,354	1,246,362

Vitamins & Nutrition Products - 0.0%

Nutraceutical International Corp.†	3,200	81,056

Water - 0.1%

California Water Service Group	10,900	332,341
Connecticut Water Service, Inc.	100	4,637

		336,978

Web Hosting/Design - 0.1%

Endurance International Group Holdings, Inc.†#	10,900	86,655
Rightside Group, Ltd.†#	13,000	122,590

		209,245

Wire & Cable Products - 0.6%

Belden, Inc.	23,896	1,782,403
Insteel Industries, Inc.	830	27,639

		1,810,042

Wireless Equipment - 0.1%

ID Systems, Inc.†#	22,000	114,620
TESSCO Technologies, Inc.	5,900	74,163

		188,783

Total Common Stocks
(cost $253,330,290)		301,873,812

CONVERTIBLE PREFERRED SECURITIES - 0.2%
Computers-Integrated Systems - 0.0%

Apptio, Inc., Series D†(1)(2)(4)	5,641	82,674

Data Processing/Management - 0.1%

Cloudera, Inc., Series F†(1)(2)(4)	6,715	115,393

E-Commerce/Services - 0.1%

CarGurus, Inc., Series D†(1)(2)(4)	2,567	139,108
CarGurus, Inc., Series E†(1)(2)(4)	814	44,111

		183,219

Enterprise Software/Service - 0.0%

Plex Systems, Inc., Series B†(1)(2)(4)	50,422	91,768

Internet Infrastructure Software - 0.0%

MongoDB, Inc., Series F†(1)(2)(4)	4,475	32,220

Total Convertible Preferred Securities
(cost $537,805)		505,274

WARRANTS - 0.0%
Medical – Biomedical/Gene - 0.0%

Asterias Biotherapeutics, Inc.# Expires 02/15/2017 (strike price $5.00) (cost $1,078)	1,890	359

Total Long-Term Investment Securities
(cost $253,869,173)		302,379,445

SHORT-TERM INVESTMENT SECURITIES - 9.3%
Registered Investment Companies - 8.6%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.26%(5)	538,482	538,482

State Street Navigator Securities Lending Prime Portfolio 0.43%(3)(5)	24,830,360	24,830,360
T. Rowe Price Government Reserve Fund 0.32%(5)	1,168,118	1,168,118

		26,536,960

Time Deposits - 0.7%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/01/2016	$2,098,000	2,098,000

Total Short-Term Investment Securities
(cost $28,634,960)		28,634,960

TOTAL INVESTMENTS
(cost $282,504,133)(6)	107.4%	331,014,405
Liabilities in excess of other assets	(7.4)	(22,666,958)

NET ASSETS	100.0%	$308,347,447

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(2)	Illiquid security. At August 31, 2016, the aggregate value of these securities was $561,285 representing 0.2% of net assets.
(3)	At August 31, 2016, the Fund had loaned securities with a total value of $24,960,970. This was secured by collateral of $24,830,360, which was received in cash and subsequently invested in short-term investments currently value at $24,830,360 as reported in the portfolio of investments. The remaining collateral of $1,206,890 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2016
United States Treasury Bills	0.00%	09/08/2016 to 12/08/2016	$47,548
United States Treasury Notes/Bonds	0.13% to 8.75%	12/31/2016 to 02/15/2046	1,159,342

(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2016, the Fund held the following restricted securities:

Description	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
SurveyMonkey.com LLC	11/25/2014	5,062	$83,270	$57,251	$11.31	0.02%
Convertible Preferred Securities
Apptio, Inc., Series D	03/09/2012	5,641	101,069	82,674	14.66	0.03
CarGurus, Inc., Series D	07/07/2015	2,567	104,331	139,108	54.19	0.05
CarGurus, Inc., Series E	08/23/2016	814	44,111	44,111	54.19	0.01
Cloudera, Inc., Series F	02/05/2014	6,715	97,770	115,393	17.18	0.04
MongoDB, Inc., Series F	10/02/2013	4,475	74,840	32,220	7.20	0.01
Plex Systems, Inc., Series B	06/09/2014	50,422	115,683	91,768	1.82	0.03

				$562,525		0.19%

(5)	The rate shown is the 7-day yield as of August 31, 2016.
(6)	See Note 5 for cost of investments on a tax basis.

ADR	- American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
E-Commerce/Services	$827,505	$—	$57,251	$884,756
Other Industries	300,989,056	—	—	300,989,056
Convertible Preferred Securities	—	—	505,274	505,274
Warrants	359	—	—	359
Short-Term Investment Securities:
Registered Investment Companies	26,536,960	—	—	26,536,960
Time Deposits	—	2,098,000	—	2,098,000

	$328,353,880	$2,098,000	$562,525	$331,014,405

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 95.2%
Advertising Agencies - 0.0%

MDC Partners, Inc., Class A	$28,853	$356,046

Advertising Services - 0.0%

Marchex, Inc., Class B†	18,816	51,932

Aerospace/Defense - 0.5%

Aerovironment, Inc.†	11,529	285,228
Cubic Corp.	14,194	664,563
Esterline Technologies Corp.†	16,657	1,281,756
Kratos Defense & Security Solutions, Inc.†#	26,098	182,164
National Presto Industries, Inc.#	2,772	241,885
Teledyne Technologies, Inc.†	19,273	2,064,909

		4,720,505

Aerospace/Defense-Equipment - 0.8%

AAR Corp.	18,618	458,189
Aerojet Rocketdyne Holdings, Inc.†	33,557	603,019
Astronics Corp.†	10,875	487,309
Astronics Corp., Class B†#	1,644	73,569
Curtiss-Wright Corp.	24,953	2,243,275
Ducommun, Inc.†	5,854	138,974
Kaman Corp.#	15,114	678,467
KLX, Inc.†	29,759	1,111,201
Moog, Inc., Class A†	18,007	1,062,233
Triumph Group, Inc.	27,776	884,943

		7,741,179

Agricultural Operations - 0.1%

Alico, Inc.	1,794	50,375
Andersons, Inc.	15,137	559,312
Limoneira Co.	6,605	109,709
Tejon Ranch Co.†#	7,840	186,122

		905,518

Airlines - 0.4%

Allegiant Travel Co.	7,440	1,028,505
Hawaiian Holdings, Inc.†	29,707	1,395,635
SkyWest, Inc.	28,297	798,824
Virgin America, Inc.†#	10,898	606,910

		3,829,874

Apparel Manufacturers - 0.2%

Columbia Sportswear Co.	15,192	853,335
Delta Apparel, Inc.†	4,008	70,861
Oxford Industries, Inc.	8,557	534,042
Sequential Brands Group, Inc.†	22,105	161,145
Superior Uniform Group, Inc.	4,525	76,835
Vince Holding Corp.†#	12,136	85,195

		1,781,413

Appliances - 0.1%

iRobot Corp.†	15,121	602,723

Applications Software - 1.0%

Appfolio, Inc.†#	4,280	78,838
Brightcove, Inc.†	16,873	217,493
Callidus Software, Inc.†#	31,325	605,199
Cvent, Inc.†	16,979	554,874
Ebix, Inc.#	14,200	809,400
Epiq Systems, Inc.	13,155	216,005
Five9, Inc.†	18,602	278,844
HubSpot, Inc.†	16,256	906,109
Imperva, Inc.†	16,150	726,911
inContact, Inc.†	33,085	459,551
Jive Software, Inc.†	32,510	137,192
MINDBODY, Inc., Class A†#	8,113	140,760
New Relic, Inc.†#	12,368	453,906
Park City Group, Inc.†	7,278	70,524
Paycom Software, Inc.†#	24,787	1,272,565
PDF Solutions, Inc.†	15,224	255,002
Progress Software Corp.†	28,215	818,517
RealPage, Inc.†	30,444	783,629
Tangoe, Inc.†	15,567	144,617
Verint Systems, Inc.†	34,985	1,193,688

		10,123,624

Athletic Equipment - 0.0%

Nautilus, Inc.†	17,267	402,148
Performance Sports Group, Ltd.†#	21,511	58,295

		460,443

Auction Houses/Art Dealers - 0.1%

B. Riley Financial, Inc.	5,233	49,818
Sotheby’s	29,468	1,168,406

		1,218,224

Audio/Video Products - 0.2%

Daktronics, Inc.	20,662	196,909
DTS, Inc.	9,820	328,577
TiVo, Inc.†	52,901	561,280
Universal Electronics, Inc.†#	7,976	590,463

		1,677,229

Auto Repair Centers - 0.1%

Monro Muffler Brake, Inc.	17,686	997,667

Auto-Heavy Duty Trucks - 0.1%

Blue Bird Corp.†#	3,046	44,137
Navistar International Corp.†#	27,886	391,519
Workhorse Group, Inc.†	6,444	52,841

		488,497

Auto-Truck Trailers - 0.1%

Wabash National Corp.†	36,345	507,013

Auto/Truck Parts & Equipment-Original - 0.8%

American Axle & Manufacturing Holdings, Inc.†	43,204	740,517
Cooper-Standard Holding, Inc.†	8,351	827,167
Dana, Inc.	83,977	1,210,948
Federal-Mogul Holdings Corp.†	17,286	157,821
Gentherm, Inc.†	20,539	677,171
Horizon Global Corp.†	10,273	183,065
Meritor, Inc.†	48,855	544,733
Metaldyne Performance Group, Inc.	8,467	134,371
Miller Industries, Inc.	6,203	137,148
Modine Manufacturing Co.†	26,524	284,072
Spartan Motors, Inc.	18,729	184,668
Strattec Security Corp.	1,960	82,104
Superior Industries International, Inc.	14,147	411,819
Supreme Industries, Inc. Class A	7,306	125,956
Tenneco, Inc.†	31,767	1,773,552
Titan International, Inc.#	24,925	229,061
Tower International, Inc.	11,550	280,665
Unique Fabricating, Inc.	3,714	46,759

		8,031,597

Auto/Truck Parts & Equipment-Replacement - 0.2%

Dorman Products, Inc.†	14,934	941,887
Douglas Dynamics, Inc.	12,460	399,717
Motorcar Parts of America, Inc.†#	10,306	293,000
Standard Motor Products, Inc.	12,098	542,111

		2,176,715

B2B/E-Commerce - 0.0%

ePlus, Inc.†	3,560	322,216
Global Sources, Ltd.†	4,621	38,493
TechTarget, Inc.†	10,540	84,952

		445,661

Banks-Commercial - 8.9%

1st Source Corp.	8,813	311,892
Access National Corp.	4,597	102,421
ACNB Corp.	3,356	91,283
Allegiance Bancshares, Inc.†	6,186	162,382
American National Bankshares, Inc.	4,624	123,784
Ameris Bancorp	19,176	667,708
Ames National Corp.#	4,824	131,309
Arrow Financial Corp.	6,189	200,647
Atlantic Capital Bancshares, Inc.†	9,754	150,309
BancFirst Corp.	4,410	302,526
Bancorp, Inc.†	19,740	122,191
BancorpSouth, Inc.	48,784	1,214,722
Bank of Marin Bancorp	3,360	163,699
Bank of the Ozarks, Inc.	49,971	1,957,864
Bankwell Financial Group, Inc.	3,221	72,247
Banner Corp.	16,911	748,819
Bar Harbor Bankshares	3,348	123,206
Blue Hills Bancorp, Inc.#	13,883	204,774
BNC Bancorp	21,327	524,004
Bridge Bancorp, Inc.	9,418	280,751
Bryn Mawr Bank Corp.	9,377	301,658
C&F Financial Corp.#	1,814	77,113
Camden National Corp.	5,734	265,140
Capital Bank Financial Corp., Class A	11,165	349,576
Capital City Bank Group, Inc.	6,196	86,682
Cardinal Financial Corp.	17,701	475,272
Carolina Financial Corp.	5,766	123,681
Cascade Bancorp†	17,684	106,458
Cass Information Systems, Inc.	6,176	353,576
Cathay General Bancorp	41,828	1,314,236
CenterState Banks, Inc.	26,119	469,620
Central Pacific Financial Corp.	17,052	436,361
Central Valley Community Bancorp	4,929	75,709
Century Bancorp, Inc., Class A	1,674	73,455
Chemical Financial Corp.#	21,551	996,303
Chemung Financial Corp.#	1,769	51,973
Citizens & Northern Corp.	6,596	142,606
City Holding Co.	8,217	415,698
CNB Financial Corp.	7,795	157,069
CoBiz Financial, Inc.	20,948	275,047
Codorus Valley Bancorp, Inc.	4,347	90,461
Columbia Banking System, Inc.	32,708	1,080,672
Community Bank System, Inc.	24,255	1,150,900
Community Trust Bancorp, Inc.	8,577	316,148
CommunityOne Bancorp†	7,069	95,290
ConnectOne Bancorp, Inc.	15,997	284,587
County Bancorp, Inc.#	2,708	56,868
CU Bancorp†	9,144	221,285
Customers Bancorp, Inc.†	13,713	366,686
CVB Financial Corp.#	56,981	1,013,692
Eagle Bancorp, Inc.†	17,224	891,514
Enterprise Bancorp, Inc.	4,725	117,322
Enterprise Financial Services Corp.	10,810	332,948
Equity Bancshares, Inc.†	2,841	68,724
Farmers Capital Bank Corp.	4,144	123,906
Farmers National Banc Corp.	13,997	139,550
FCB Financial Holdings, Inc., Class A†	16,874	646,274
Fidelity Southern Corp.	11,681	209,674
Financial Institutions, Inc.	7,811	209,960
First Bancorp	11,086	222,274
First BanCorp/Puerto Rico†	66,988	328,241
First Bancorp, Inc.	5,735	129,095
First Busey Corp.	17,437	407,154
First Business Financial Services, Inc.	4,545	103,535
First Citizens BancShares, Inc., Class A#	4,273	1,217,420
First Commonwealth Financial Corp.	49,892	509,397
First Community Bancshares, Inc.	8,801	210,960
First Community Financial Partners, Inc.†	7,654	68,427
First Connecticut Bancorp, Inc.	7,871	137,900
First Financial Bancorp	34,519	752,514
First Financial Bankshares, Inc.#	35,952	1,316,562
First Financial Corp.	5,635	230,359
First Foundation, Inc.†	7,432	186,172
First Internet Bancorp	2,924	69,737
First Interstate BancSystem, Inc., Class A#	11,099	341,183
First Merchants Corp.	22,951	623,120
First Mid-Illinois Bancshares, Inc.	3,233	80,728
First Midwest Bancorp, Inc.	45,337	887,245
First NBC Bank Holding Co.†	8,810	115,059
First Northwest Bancorp†	6,246	82,197
First of Long Island Corp.	8,023	263,154
FNB Corp.	118,402	1,478,841
Franklin Financial Network, Inc.†	5,278	183,410
Fulton Financial Corp.	96,893	1,401,073
German American Bancorp, Inc.	7,994	294,659
Glacier Bancorp, Inc.	42,939	1,285,594
Great Southern Bancorp, Inc.	6,041	254,266
Great Western Bancorp, Inc.	33,267	1,139,062
Green Bancorp, Inc.†	11,647	118,799
Guaranty Bancorp	8,454	156,230
Hancock Holding Co.	43,610	1,422,994
Hanmi Financial Corp.	17,668	463,432
Heartland Financial USA, Inc.	12,366	449,133
Heritage Commerce Corp.	14,691	168,800
Heritage Financial Corp.	16,608	306,916
Heritage Oaks Bancorp	13,507	109,001
Hilltop Holdings, Inc.†	42,261	956,789
Home BancShares, Inc.	68,171	1,595,201
Hope Bancorp, Inc.	72,281	1,243,233
Horizon Bancorp	6,323	177,107
IBERIABANK Corp.#	23,075	1,586,868
Independent Bank Corp.#	11,465	186,994
Independent Bank Corp.	14,576	772,236
International Bancshares Corp.	30,840	914,406
Kearny Financial Corp.	51,969	711,456
Lakeland Bancorp, Inc.	21,863	298,430
Lakeland Financial Corp.	13,578	486,636
LCNB Corp.#	4,959	87,229
LegacyTexas Financial Group, Inc.	24,985	757,795
Live Oak Bancshares, Inc.#	11,015	155,972
Macatawa Bank Corp.#	14,895	115,883
MainSource Financial Group, Inc.	12,992	313,497
MB Financial, Inc.	39,430	1,544,867
MBT Financial Corp.	10,020	84,970
Mercantile Bank Corp.	8,952	239,914
Merchants Bancshares, Inc.	3,241	107,601
Middleburg Financial Corp.	2,643	75,273
Midland States Bancorp, Inc.	2,073	50,457
MidWestOne Financial Group, Inc.	4,648	138,603
National Bankshares, Inc.#	3,836	137,636
National Commerce Corp.†	4,764	128,247
NBT Bancorp, Inc.	23,886	771,279
Nicolet Bankshares, Inc.†	4,276	160,051
Northrim BanCorp, Inc.	3,791	97,429
OFG Bancorp	24,370	265,877
Old Line Bancshares, Inc.	4,712	91,130
Old National Bancorp	74,846	1,059,819
Old Second Bancorp, Inc.	16,188	132,094
Opus Bank	9,661	337,362

Orrstown Financial Services, Inc.	4,166	84,945
Pacific Continental Corp.	10,748	177,342
Pacific Mercantile Bancorp†#	8,626	66,248
Park National Corp.	7,492	716,610
Park Sterling Corp.	29,035	246,217
Peapack Gladstone Financial Corp.	8,856	176,943
Penns Woods Bancorp, Inc.#	2,607	115,177
People’s Utah Bancorp	7,316	143,979
Peoples Bancorp, Inc.	9,048	215,071
Peoples Financial Services Corp.#	3,871	148,801
Pinnacle Financial Partners, Inc.	24,278	1,376,320
Preferred Bank	6,838	239,672
Premier Financial Bancorp, Inc.#	4,789	80,072
PrivateBancorp, Inc.	44,245	2,033,058
Prosperity Bancshares, Inc.	37,708	2,091,663
Provident Bancorp, Inc.†	2,485	39,238
QCR Holdings, Inc.	6,703	209,268
Renasant Corp.	23,009	815,669
Republic Bancorp, Inc., Class A	5,441	174,166
Republic First Bancorp, Inc.†#	18,940	77,654
S&T Bancorp, Inc.#	19,233	552,949
Sandy Spring Bancorp, Inc.	13,255	417,930
Seacoast Banking Corp. of Florida†	16,680	274,386
ServisFirst Bancshares, Inc.#	12,977	680,125
Shore Bancshares, Inc.	7,062	82,131
Sierra Bancorp	6,558	119,552
Simmons First National Corp., Class A	16,508	828,537
South State Corp.	13,320	1,012,187
Southern First Bancshares, Inc.†	3,228	91,482
Southern National Bancorp of Virginia, Inc.	6,307	78,333
Southside Bancshares, Inc.	13,805	453,494
Southwest Bancorp, Inc.#	10,171	199,148
State Bank Financial Corp.	19,693	454,121
Stock Yards Bancorp, Inc.	11,967	381,867
Stonegate Bank	6,452	210,077
Suffolk Bancorp	6,448	227,937
Summit Financial Group, Inc.	4,691	91,146
Sun Bancorp, Inc./NJ	6,043	138,022
Talmer Bancorp, Inc., Class A	32,946	766,324
Texas Capital Bancshares, Inc.†	26,017	1,366,413
Tompkins Financial Corp.	8,170	604,008
Towne Bank	31,481	748,933
TriCo Bancshares	11,391	308,013
TriState Capital Holdings, Inc.†	12,352	184,848
Triumph Bancorp, Inc.†	8,712	166,573
TrustCo Bank Corp. NY	51,433	367,232
Trustmark Corp.	37,989	1,077,368
UMB Financial Corp.#	25,292	1,537,754
Umpqua Holdings Corp.	124,505	2,044,372
Union Bankshares Corp.	24,434	679,998
United Bankshares, Inc.#	37,001	1,457,839
United Community Banks, Inc.	39,529	829,318
Univest Corp. of Pennsylvania	16,189	377,851
Valley National Bancorp	139,552	1,346,677
Veritex Holdings, Inc.†	4,651	79,765
Washington Trust Bancorp, Inc.	8,385	353,428
WashingtonFirst Bankshares, Inc.	4,553	113,233
Webster Financial Corp.	51,707	1,997,441
WesBanco, Inc.	19,949	652,931
West Bancorporation, Inc.	8,938	175,453
Westamerica Bancorporation#	13,904	706,879
Wintrust Financial Corp.	27,286	1,516,556
Xenith Bankshares, Inc.†	19,639	45,955
Yadkin Financial Corp.	28,103	733,488
Your Community Bankshares, Inc.#	2,769	108,074

		90,785,477

Banks-Fiduciary - 0.1%

Boston Private Financial Holdings, Inc.#	46,111	593,910
Union Bankshares, Inc.#	2,189	74,535

		668,445

Banks-Mortgage - 0.0%

Walker & Dunlop, Inc.†	15,503	410,829

Banks-Super Regional - 0.2%

Huntington Bancshares, Inc.	160,402	1,605,624
Independent Bank Group, Inc.	6,259	274,895
National Bank Holdings Corp., Class A	14,754	353,211

		2,233,730

Batteries/Battery Systems - 0.2%

EnerSys	24,545	1,727,477

Beverages-Non-alcoholic - 0.1%

Coca-Cola Bottling Co. Consolidated	2,655	399,046
National Beverage Corp.†#	6,594	327,920
Primo Water Corp.†	11,892	137,709

		864,675

Beverages-Wine/Spirits - 0.0%

MGP Ingredients, Inc.#	7,064	282,136

Bicycle Manufacturing - 0.0%

Fox Factory Holding Corp.†	12,602	261,618

Brewery - 0.1%

Boston Beer Co., Inc., Class A†#	4,969	907,588
Craft Brew Alliance, Inc.†	7,119	141,312

		1,048,900

Broadcast Services/Program - 0.2%

Hemisphere Media Group, Inc.†#	3,690	49,188
MSG Networks, Inc., Class A†	33,524	585,999
Nexstar Broadcasting Group, Inc., Class A#	16,812	886,329
World Wrestling Entertainment, Inc., Class A#	20,357	422,815

		1,944,331

Building & Construction Products-Misc. - 0.9%

Armstrong Flooring, Inc.†	13,177	271,710
Builders FirstSource, Inc.†#	47,229	648,927
Caesarstone, Ltd.†#	13,422	527,753
Drew Industries, Inc.	13,372	1,361,938
Gibraltar Industries, Inc.†	17,762	677,798
Louisiana-Pacific Corp.†	81,230	1,582,361
NCI Building Systems, Inc.†	15,322	231,975
Nortek, Inc.†#	5,540	476,440
Patrick Industries, Inc.†	8,174	523,381
Ply Gem Holdings, Inc.†	12,395	173,158
Quanex Building Products Corp.	19,281	372,702
Simpson Manufacturing Co., Inc.	23,380	1,025,914
Summit Materials, Inc., Class A†	35,619	703,119
Trex Co., Inc.†	16,614	1,029,071

		9,606,247

Building & Construction-Misc. - 0.2%

Aegion Corp.†	19,683	364,529
Comfort Systems USA, Inc.	20,891	593,095
Hill International, Inc.†	18,198	79,707
IES Holdings, Inc.†	4,410	73,074
MYR Group, Inc.†	9,575	277,675

TopBuild Corp.†	21,706	740,609

		2,128,689

Building Products-Air & Heating - 0.1%

AAON, Inc.	22,750	643,825

Building Products-Cement - 0.2%

Continental Building Products, Inc.†	19,842	440,691
Headwaters, Inc.†	40,977	742,913
US Concrete, Inc.†	8,063	427,500

		1,611,104

Building Products-Doors & Windows - 0.2%

Apogee Enterprises, Inc.	15,993	774,061
Griffon Corp.#	17,035	291,639
Masonite International Corp.†	17,105	1,141,417
PGT, Inc.†	26,910	320,498

		2,527,615

Building Products-Light Fixtures - 0.0%

LSI Industries, Inc.	13,392	135,661

Building Products-Wood - 0.2%

Boise Cascade Co.†	21,988	576,965
Universal Forest Products, Inc.	11,164	1,218,551

		1,795,516

Building-Heavy Construction - 0.5%

Dycom Industries, Inc.†	17,213	1,396,319
Granite Construction, Inc.	22,259	1,068,432
Layne Christensen Co.†#	10,197	91,671
MasTec, Inc.†	37,298	1,098,426
Orion Group Holdings, Inc.†	15,166	90,390
Primoris Services Corp.	22,674	435,794
Tutor Perini Corp.†#	21,270	493,251

		4,674,283

Building-Maintenance & Services - 0.1%

ABM Industries, Inc.	31,407	1,206,971

Building-Mobile Home/Manufactured Housing - 0.1%

Cavco Industries, Inc.†	4,770	498,799
Winnebago Industries, Inc.#	15,100	363,457

		862,256

Building-Residential/Commercial - 0.6%

AV Homes, Inc.†#	6,889	104,506
Beazer Homes USA, Inc.†	17,730	199,462
Century Communities, Inc.†	8,571	168,763
Green Brick Partners, Inc.†	13,076	103,823
Hovnanian Enterprises, Inc., Class A†#	68,637	124,919
Installed Building Products, Inc.†	11,329	378,162
KB Home#	46,994	737,806
LGI Homes, Inc.†#	8,700	334,254
M/I Homes, Inc.†	13,333	308,526
MDC Holdings, Inc.	22,292	582,044
Meritage Homes Corp.†	21,542	773,358
New Home Co., Inc.†#	7,150	77,578
PICO Holdings, Inc.†	12,319	135,755
Taylor Morrison Home Corp., Class A†	17,118	301,962
TRI Pointe Group, Inc.†	83,889	1,137,535
UCP, Inc., Class A†#	4,553	38,427
WCI Communities, Inc.†	12,197	229,548
William Lyon Homes, Class A†#	13,467	232,306

		5,968,734

Casino Hotels - 0.2%

Boyd Gaming Corp.†	46,492	906,594
Caesars Entertainment Corp.†#	31,777	200,830
Century Casinos, Inc.†	12,010	76,744
Monarch Casino & Resort, Inc.†	5,980	142,264
Red Rock Resorts, Inc., Class A	16,931	381,625

		1,708,057

Casino Services - 0.0%

Eldorado Resorts, Inc.†	16,133	225,217
Scientific Games Corp., Class A†#	29,249	241,304

		466,521

Cellular Telecom - 0.1%

ATN International, Inc.	5,940	388,119
Leap Wireless CVR†(1)(2)	35,827	0
NII Holdings, Inc.†	30,151	100,403

		488,522

Chemicals-Diversified - 0.4%

Aceto Corp.	16,385	330,813
Codexis, Inc.†	18,853	78,617
Innophos Holdings, Inc.	10,892	459,860
Innospec, Inc.	13,300	788,424
Koppers Holdings, Inc.†	11,456	373,924
Olin Corp.#	93,316	2,019,358

		4,050,996

Chemicals-Fibers - 0.0%

Rayonier Advanced Materials, Inc.#	24,244	298,201

Chemicals-Other - 0.0%

American Vanguard Corp.	15,896	267,848

Chemicals-Plastics - 0.2%

A. Schulman, Inc.	16,196	412,998
Landec Corp.†	15,066	195,255
PolyOne Corp.	47,278	1,629,673

		2,237,926

Chemicals-Specialty - 1.5%

AgroFresh Solutions, Inc.†#	12,397	75,250
Balchem Corp.	17,725	1,241,282
Calgon Carbon Corp.	28,376	411,452
Chemours Co.	103,232	1,361,630
Chemtura Corp.†	35,888	1,076,281
CSW Industrials, Inc.†	8,119	262,081
Ferro Corp.†	46,878	625,353
GCP Applied Technologies, Inc.†	39,950	1,168,937
H.B. Fuller Co.	28,240	1,340,835
Hawkins, Inc.	5,413	236,440
Ingevity Corp.†	23,993	1,064,809
KMG Chemicals, Inc.	5,076	142,433
Kraton Performance Polymers, Inc.†	16,670	601,120
Minerals Technologies, Inc.	19,527	1,378,020
Oil-Dri Corp. of America	2,810	106,190
OMNOVA Solutions, Inc.†	23,926	239,260
Quaker Chemical Corp.	7,282	728,200
Sensient Technologies Corp.	25,083	1,836,828
Stepan Co.	11,060	777,076
Tronox, Ltd., Class A	36,320	331,602
Univar, Inc.†	24,218	501,070
Valhi, Inc.#	14,140	36,057

		15,542,206

Circuit Boards - 0.1%

Park Electrochemical Corp.	10,884	180,021
TTM Technologies, Inc.†	40,822	438,020

		618,041

Coal - 0.0%

SunCoke Energy, Inc.	36,312	236,754

Westmoreland Coal Co.†	10,372	79,553

		316,307

Coatings/Paint - 0.0%

Kronos Worldwide, Inc.#	12,396	110,200

Coffee - 0.0%

Farmer Bros. Co.†	4,556	145,883

Commercial Services - 0.5%

Care.com, Inc.†	9,010	94,335
Collectors Universe, Inc.	4,211	80,599
Healthcare Services Group, Inc.	39,657	1,600,953
HMS Holdings Corp.†	47,470	1,035,321
Medifast, Inc.	5,887	216,465
National Research Corp., Class A	4,719	74,702
Nutrisystem, Inc.	16,403	472,734
PFSweb, Inc.†#	8,271	79,815
RPX Corp.†	27,967	292,814
ServiceSource International, Inc.†	34,369	173,907
SP Plus Corp.†	9,732	243,300
Team, Inc.†#	16,275	517,057
Weight Watchers International, Inc.†#	15,624	164,208

		5,046,210

Commercial Services-Finance - 0.4%

Cardtronics PLC, Class A†	25,390	1,140,265
CBIZ, Inc.†	27,801	314,429
Cotiviti Holdings, Inc.†	7,124	236,802
CPI Card Group, Inc.#	11,824	65,269
EVERTEC, Inc.	35,791	610,594
Green Dot Corp., Class A†	24,036	557,635
LendingTree, Inc.†#	3,579	347,163
Liberty Tax, Inc.	3,832	52,077
MoneyGram International, Inc.†	16,667	121,169
Travelport Worldwide, Ltd.	65,096	893,768

		4,339,171

Communications Software - 0.1%

BroadSoft, Inc.†	16,564	757,140
Digi International, Inc.†	14,595	167,405
pdvWireless, Inc.†	5,501	140,771

		1,065,316

Computer Aided Design - 0.2%

Aspen Technology, Inc.†	46,584	2,117,708
Exa Corp.†#	7,810	124,023

		2,241,731

Computer Data Security - 0.1%

Qualys, Inc.†	15,320	527,008
SecureWorks Corp., Class A†#	3,415	48,493
Varonis Systems, Inc.†	6,025	178,039

		753,540

Computer Graphics - 0.0%

Monotype Imaging Holdings, Inc.	22,851	482,156

Computer Services - 1.5%

Barracuda Networks, Inc.†	12,395	287,564
CACI International, Inc., Class A†	13,705	1,361,729
Carbonite, Inc.†	10,013	139,781
Convergys Corp.	50,108	1,494,722
Engility Holdings, Inc.†	10,155	304,650
EPAM Systems, Inc.†	27,158	1,852,447
ExlService Holdings, Inc.†	18,329	938,078
Fleetmatics Group PLC†	22,085	1,322,229
Globant SA†#	14,477	565,327
Insight Enterprises, Inc.†	20,661	632,227
KEYW Holding Corp.†#	20,213	201,524
LivePerson, Inc.†	30,012	233,793
MAXIMUS, Inc.	36,159	2,126,872
Science Applications International Corp.	23,831	1,520,656
Sykes Enterprises, Inc.†	21,796	637,097
Syntel, Inc.†	18,188	839,740
TeleTech Holdings, Inc.	9,250	262,238
Unisys Corp.†#	28,291	285,739
Virtusa Corp.†	15,578	408,611

		15,415,024

Computer Software - 0.6%

Apigee Corp.†	8,672	132,768
Avid Technology, Inc.†	18,108	162,791
Blackbaud, Inc.	26,590	1,791,368
Cornerstone OnDemand, Inc.†	28,361	1,245,615
Envestnet, Inc.†	23,332	921,847
Guidance Software, Inc.†	12,733	75,762
j2 Global, Inc.	26,525	1,808,209
Planet Payment, Inc.†	23,843	85,597
Workiva, Inc.†	12,372	220,964

		6,444,921

Computers - 0.0%

Silicon Graphics International Corp.†	20,407	157,338

Computers-Integrated Systems - 0.5%

Agilysys, Inc.†	8,528	94,234
Cray, Inc.†	22,674	519,235
Diebold, Inc.	33,638	943,882
Maxwell Technologies, Inc.†	17,739	89,937
Mercury Systems, Inc.†	21,944	497,690
MTS Systems Corp.	8,355	415,661
NCI, Inc., Class A	3,400	41,004
NetScout Systems, Inc.†	54,087	1,599,894
Radisys Corp.†	20,062	98,504
Silver Spring Networks, Inc.†	21,342	291,318
Super Micro Computer, Inc.†	21,771	470,907
USA Technologies, Inc.†#	20,188	100,536

		5,162,802

Computers-Memory Devices - 0.1%

Datalink Corp.†	11,340	110,452
Nimble Storage, Inc.†#	35,457	291,457
Pure Storage, Inc., Class A†#	34,381	402,601

		804,510

Computers-Other - 0.2%

3D Systems Corp.†#	60,436	876,322
ExOne Co.†#	6,149	82,827
Stratasys, Ltd.†#	27,630	589,624

		1,548,773

Computers-Periphery Equipment - 0.1%

Electronics For Imaging, Inc.†#	26,484	1,246,867
Immersion Corp.†#	16,299	118,168
Mitek Systems, Inc.†#	16,581	128,834

		1,493,869

Computers-Voice Recognition - 0.0%

Vocera Communications, Inc.†	13,935	227,140

Consulting Services - 0.6%

Advisory Board Co.†	23,072	972,485
CEB, Inc.	18,106	1,089,981
CRA International, Inc.†	4,920	133,430
Forrester Research, Inc.	5,594	229,242
Franklin Covey Co.†	5,752	93,413
FTI Consulting, Inc.†	23,380	1,035,500

Hackett Group, Inc.	12,643	206,713
Huron Consulting Group, Inc.†	12,176	765,383
ICF International, Inc.†	10,167	425,489
Information Services Group, Inc.†#	17,497	66,489
Navigant Consulting, Inc.†	26,783	526,018
Vectrus, Inc.†	6,019	203,081

		5,747,224

Consumer Products-Misc. - 0.3%

Central Garden & Pet Co.†	5,701	146,402
Central Garden & Pet Co., Class A†	18,836	456,773
CSS Industries, Inc.	4,818	122,714
Helen of Troy, Ltd.†	15,780	1,425,565
WD-40 Co.	7,931	938,634

		3,090,088

Containers-Metal/Glass - 0.1%

Greif, Inc., Class A	14,419	614,682
Greif, Inc., Class B#	3,222	180,432

		795,114

Containers-Paper/Plastic - 0.2%

AEP Industries, Inc.	2,275	251,615
KapStone Paper and Packaging Corp.	48,643	851,739
Multi Packaging Solutions International, Ltd.†	11,939	167,385
Multi-Color Corp.	7,654	511,517
UFP Technologies, Inc.†	3,609	89,647

		1,871,903

Cosmetics & Toiletries - 0.2%

Avon Products, Inc.	248,143	1,414,415
Elizabeth Arden, Inc.†	13,492	188,348
Inter Parfums, Inc.	9,840	336,233
Revlon, Inc., Class A†	6,609	239,180

		2,178,176

Cruise Lines - 0.0%

Lindblad Expeditions Holdings, Inc.†	8,289	77,834

Data Processing/Management - 0.6%

Acxiom Corp.†	43,681	1,135,269
Amber Road, Inc.†	9,975	104,638
CommVault Systems, Inc.†	21,804	1,123,778
CSG Systems International, Inc.	18,062	789,670
Fair Isaac Corp.	17,455	2,233,193
Pegasystems, Inc.	20,316	523,137

		5,909,685

Decision Support Software - 0.1%

Castlight Health, Inc., Class B†	22,720	94,969
Interactive Intelligence Group, Inc.†	10,121	605,742
QAD, Inc., Class A	5,305	122,917

		823,628

Diagnostic Equipment - 0.3%

Accelerate Diagnostics, Inc.†#	12,975	283,893
BioTelemetry, Inc.†	15,197	280,689
Cepheid†	40,948	1,405,335
GenMark Diagnostics, Inc.†	22,606	192,603
Genomic Health, Inc.†	10,519	278,438
Oxford Immunotec Global PLC†#	12,501	129,510
Repligen Corp.†	19,016	589,306

		3,159,774

Diagnostic Kits - 0.1%

Meridian Bioscience, Inc.	23,486	456,803
OraSure Technologies, Inc.†	30,526	261,608
Quidel Corp.†#	15,129	329,358

		1,047,769

Dialysis Centers - 0.0%

American Renal Associates Holdings, Inc.†	4,916	104,367

Disposable Medical Products - 0.2%

ICU Medical, Inc.†	8,282	1,033,345
Merit Medical Systems, Inc.†	24,235	587,457
Utah Medical Products, Inc.	1,937	122,050

		1,742,852

Distribution/Wholesale - 0.7%

Anixter International, Inc.†	16,335	1,044,460
Beacon Roofing Supply, Inc.†	33,684	1,548,790
Core-Mark Holding Co., Inc.	25,730	981,599
Essendant, Inc.	20,988	406,538
Fossil Group, Inc.†#	23,629	674,844
G-III Apparel Group, Ltd.†	24,221	764,657
H&E Equipment Services, Inc.#	17,779	283,219
ScanSource, Inc.†	14,147	483,969
SiteOne Landscape Supply, Inc.†	6,554	250,625
Systemax, Inc.	6,475	52,448
Titan Machinery, Inc.†#	9,980	106,886
Triton International, Ltd.	18,690	284,462
Veritiv Corp.†	4,639	237,981

		7,120,478

Diversified Financial Services - 0.0%

Ladder Capital Corp., Class A	21,580	286,582
On Deck Capital, Inc.†#	27,024	171,062

		457,644

Diversified Manufacturing Operations - 0.8%

Actuant Corp., Class A	33,101	788,797
AZZ, Inc.	14,592	969,347
Barnes Group, Inc.	28,310	1,170,335
Chase Corp.	3,977	255,999
EnPro Industries, Inc.	12,159	655,370
Fabrinet†	19,636	762,270
Federal Signal Corp.	33,792	443,013
GP Strategies Corp.†	7,172	171,411
Handy & Harman, Ltd.†	1,649	36,855
Harsco Corp.	45,398	451,710
LSB Industries, Inc.†#	11,620	139,440
Lydall, Inc.†	9,356	449,462
NL Industries, Inc.†	4,693	27,689
Raven Industries, Inc.#	20,437	501,524
Standex International Corp.	7,156	602,464
Tredegar Corp.	14,319	269,770

		7,695,456

Diversified Minerals - 0.2%

Fairmount Santrol Holdings, Inc.†#	37,085	275,541
United States Lime & Minerals, Inc.	1,106	70,928
US Silica Holdings, Inc.	36,060	1,415,355

		1,761,824

Diversified Operations - 0.1%

HRG Group, Inc.†	66,835	1,080,722
Resource America, Inc., Class A	6,624	64,650

		1,145,372

Diversified Operations/Commercial Services - 0.0%

Viad Corp.	11,329	405,125

Drug Delivery Systems - 0.4%

Catalent, Inc.†	56,111	1,415,680

Depomed, Inc.†#	34,383	697,631
Heron Therapeutics, Inc.†#	17,895	332,847
Nektar Therapeutics†	72,927	1,301,747
Revance Therapeutics, Inc.†#	11,513	161,758

		3,909,663

E-Commerce/Products - 0.4%

1-800-flowers.com, Inc., Class A†	14,660	135,458
Blue Nile, Inc.	6,217	214,238
Chegg, Inc.†#	45,340	305,138
Etsy, Inc.†	59,137	795,984
FTD Cos., Inc.†	9,820	230,770
Lands’ End, Inc.†#	8,403	147,893
Overstock.com, Inc.†	7,439	114,635
Shutterfly, Inc.†	19,461	977,332
Wayfair, Inc., Class A†#	17,763	684,053

		3,605,501

E-Commerce/Services - 0.4%

Angie’s List, Inc.†#	22,387	227,452
ChannelAdvisor Corp.†	13,069	162,709
GrubHub, Inc.†#	45,499	1,845,894
Quotient Technology, Inc.†#	36,104	467,908
RetailMeNot, Inc.†	21,717	245,619
Stamps.com, Inc.†#	9,113	881,409
TrueCar, Inc.†#	30,607	295,358

		4,126,349

E-Marketing/Info - 0.2%

comScore, Inc.†	26,887	829,464
Liquidity Services, Inc.†	14,039	140,390
New Media Investment Group, Inc.	21,879	349,626
QuinStreet, Inc.†	20,614	63,079
Rubicon Project, Inc.†	20,965	178,203

		1,560,762

E-Services/Consulting - 0.0%

Perficient, Inc.†	19,861	396,624

Educational Software - 0.1%

2U, Inc.†#	20,655	729,947
Instructure, Inc.†#	5,917	141,594
Rosetta Stone, Inc.†	10,870	96,091

		967,632

Electric Products-Misc. - 0.2%

Graham Corp.	5,382	102,850
Littelfuse, Inc.	12,468	1,580,942
Novanta, Inc.†	17,814	300,879

		1,984,671

Electric-Distribution - 0.0%

EnerNOC, Inc.†#	15,069	86,044
Genie Energy, Ltd.#	7,262	46,332
Spark Energy, Inc., Class A#	2,753	79,809

		212,185

Electric-Generation - 0.1%

Atlantic Power Corp.	68,681	177,197
Talen Energy Corp.†	47,487	655,795

		832,992

Electric-Integrated - 1.6%

ALLETE, Inc.	27,973	1,658,799
Ameresco, Inc., Class A†	11,970	57,217
Avista Corp.	35,673	1,449,037
Black Hills Corp.#	29,084	1,701,705
El Paso Electric Co.	22,767	1,040,224
Empire District Electric Co.	24,867	841,002
IDACORP, Inc.	28,473	2,165,941
MGE Energy, Inc.	19,702	1,082,428
NorthWestern Corp.	27,422	1,585,540
Otter Tail Corp.	21,388	732,325
PNM Resources, Inc.	45,058	1,432,394
Portland General Electric Co.	50,432	2,123,692
Unitil Corp.	7,825	309,400

		16,179,704

Electronic Components-Misc. - 0.8%
AVX Corp.	26,209	360,112
Bel Fuse, Inc., Class B	5,214	119,765
Benchmark Electronics, Inc.†	27,875	672,345
CTS Corp.	17,643	340,157
Kimball Electronics, Inc.†	15,819	191,726
Knowles Corp.†#	49,736	691,330
Methode Electronics, Inc.	20,546	753,011
NVE Corp.	2,691	156,212
OSI Systems, Inc.†	9,863	661,413
Plexus Corp.†	18,784	866,882
Rogers Corp.†	10,150	567,486
Sanmina Corp.†	41,383	1,087,545
Sparton Corp.†	5,279	120,942
Stoneridge, Inc.†	15,117	261,978
Vishay Intertechnology, Inc.#	76,854	1,088,253
Vishay Precision Group, Inc.†	6,814	104,050
ZAGG, Inc.†	15,532	112,918

		8,156,125

Electronic Components-Semiconductors - 2.2%

Advanced Micro Devices, Inc.†	369,308	2,732,879
Alpha & Omega Semiconductor, Ltd.†	10,231	215,567
Ambarella, Inc.†#	18,034	1,299,169
Amkor Technology, Inc.†	56,393	513,176
Applied Micro Circuits Corp.†#	42,752	298,409
Cavium, Inc.†	36,329	2,022,774
CEVA, Inc.†	11,095	349,271
Diodes, Inc.†	21,453	441,717
DSP Group, Inc.†	12,148	140,188
EMCORE Corp.#	14,719	73,006
Fairchild Semiconductor International, Inc.†	64,653	1,286,595
GigPeak, Inc.†	26,152	49,166
Inphi Corp.†#	22,627	974,545
Intersil Corp., Class A	75,661	1,493,548
InvenSense, Inc.†	46,052	342,627
IXYS Corp.	14,145	164,365
Kopin Corp.†#	34,709	74,971
Lattice Semiconductor Corp.†	67,570	415,556
MACOM Technology Solutions Holdings, Inc.†	13,115	540,338
Microsemi Corp.†	64,154	2,563,594
Monolithic Power Systems, Inc.	21,941	1,683,314
Rambus, Inc.†	61,255	846,544
Rovi Corp.†	45,571	932,838
Semtech Corp.†	36,412	968,559
Silicon Laboratories, Inc.†	23,255	1,332,512
Synaptics, Inc.†	20,907	1,191,072

		22,946,300

Electronic Design Automation - 0.1%

Mentor Graphics Corp.	60,366	1,449,388

Electronic Measurement Instruments - 0.3%

Badger Meter, Inc.#	7,902	521,453
ESCO Technologies, Inc.#	14,312	645,758
FARO Technologies, Inc.†	9,342	304,549
Itron, Inc.†	18,838	897,254

Mesa Laboratories, Inc.	1,690	189,888

		2,558,902

Electronic Parts Distribution - 0.1%

Tech Data Corp.†	19,715	1,463,642

Electronic Security Devices - 0.1%

American Science & Engineering, Inc.	4,021	147,973
TASER International, Inc.†#	29,407	796,341

		944,314

Energy-Alternate Sources - 0.3%

Clean Energy Fuels Corp.†#	49,365	215,725
FuelCell Energy, Inc.†#	13,978	72,126
FutureFuel Corp.	14,054	164,291
Green Plains, Inc.	20,388	495,021
Pacific Ethanol, Inc.†	16,156	104,368
Pattern Energy Group, Inc.#	32,485	773,143
Plug Power, Inc.†#	101,724	157,672
Renewable Energy Group, Inc.†#	24,383	218,715
REX American Resources Corp.†	3,188	256,443
Sunrun, Inc.†#	35,619	216,564
TerraForm Global, Inc.	51,465	186,303
TerraForm Power, Inc., Class A#	49,259	632,486
Vivint Solar, Inc.†#	12,800	40,704

		3,533,561

Engineering/R&D Services - 0.3%

Argan, Inc.#	7,532	360,105
EMCOR Group, Inc.	34,124	1,953,940
Exponent, Inc.	14,406	726,495
Mistras Group, Inc.†	9,660	226,720
NV5 Global, Inc.†	4,132	126,315
VSE Corp.	4,850	159,614

		3,553,189

Engines-Internal Combustion - 0.1%

Briggs & Stratton Corp.	23,925	454,814
Power Solutions International, Inc.†#	2,698	31,405

		486,219

Enterprise Software/Service - 0.8%

Actua Corp.†	20,256	206,206
American Software, Inc., Class A	14,526	151,216
Benefitfocus, Inc.†#	7,251	292,868
Evolent Health, Inc.†#	8,571	213,161
Hortonworks, Inc.†#	22,715	181,038
Majesco†	3,304	17,313
ManTech International Corp., Class A	13,921	557,397
MicroStrategy, Inc., Class A†	5,350	892,326
MobileIron, Inc.†	26,182	78,808
Model N, Inc.†	12,511	134,118
Omnicell, Inc.†	20,044	753,253
Proofpoint, Inc.†#	22,994	1,769,388
PROS Holdings, Inc.†	14,188	279,220
Sapiens International Corp. NV	13,677	183,956
SPS Commerce, Inc.†	9,332	609,193
SYNNEX Corp.	16,467	1,748,301
TubeMogul, Inc.†#	12,395	112,547
Xactly Corp.†	12,859	179,126

		8,359,435

Entertainment Software - 0.2%

Glu Mobile, Inc.†#	57,958	136,201
Take-Two Interactive Software, Inc.†	46,883	2,038,004

		2,174,205

Environmental Consulting & Engineering - 0.1%

Tetra Tech, Inc.	32,557	1,149,262
TRC Cos., Inc.†	10,476	79,827

		1,229,089

Environmental Monitoring & Detection - 0.1%

MSA Safety, Inc.	17,501	1,019,433

Filtration/Separation Products - 0.2%

CLARCOR, Inc.	26,825	1,756,233

Finance-Commercial - 0.1%

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	20,592	493,796
NewStar Financial, Inc.†	13,805	155,583

		649,379

Finance-Consumer Loans - 0.3%

Encore Capital Group, Inc.†#	13,413	289,184
Enova International, Inc.†	14,929	143,169
LendingClub Corp.†#	185,265	1,002,284
Nelnet, Inc., Class A	11,391	403,241
Ocwen Financial Corp.†#	56,671	201,749
PRA Group, Inc.†#	25,959	830,169
Regional Management Corp.†	5,958	128,812
World Acceptance Corp.†#	3,405	163,815

		3,162,423

Finance-Credit Card - 0.1%

Blackhawk Network Holdings, Inc.†	30,939	1,059,661

Finance-Investment Banker/Broker - 0.6%

Cowen Group, Inc., Class A†#	57,543	215,786
Diamond Hill Investment Group, Inc.	1,709	323,599
Evercore Partners, Inc., Class A	21,992	1,126,870
FBR & Co.	3,525	49,808
GAIN Capital Holdings, Inc.	21,001	135,037
Greenhill & Co., Inc.	15,647	358,942
Houlihan Lokey, Inc.	6,871	170,126
INTL. FCStone, Inc.†	8,485	305,630
Investment Technology Group, Inc.	18,540	285,145
KCG Holdings, Inc., Class A†	29,547	426,954
Ladenburg Thalmann Financial Services, Inc.†	56,930	130,370
Moelis & Co.	10,466	282,059
Oppenheimer Holdings, Inc., Class A#	5,577	89,622
Piper Jaffray Cos.†	8,631	383,044
PJT Partners, Inc., Class A#	9,983	246,281
Stifel Financial Corp.†	36,140	1,422,109
Virtu Financial, Inc., Class A#	14,191	231,455

		6,182,837

Finance-Leasing Companies - 0.1%

Aircastle, Ltd.	26,891	582,190
California First National Bancorp#	1,323	19,845
Marlin Business Services Corp.	4,665	87,702

		689,737

Finance-Mortgage Loan/Banker - 0.3%

Arlington Asset Investment Corp., Class A#	12,702	189,006
Ellie Mae, Inc.†	16,595	1,624,153
Federal Agricultural Mtg. Corp., Class C	4,837	198,220
FNFV Group†	37,052	477,600
Impac Mortgage Holdings, Inc.†#	4,462	74,337
Nationstar Mtg. Holdings, Inc.†#	19,246	305,626
PennyMac Financial Services, Inc., Class A†	7,661	126,790
PHH Corp.†	29,839	456,537

Walter Investment Management Corp.†#	10,509	39,724

		3,491,993

Finance-Other Services - 0.2%

BGC Partners, Inc., Class A	122,637	1,075,527
WageWorks, Inc.†	20,561	1,270,464

		2,345,991

Financial Guarantee Insurance - 0.4%

MBIA, Inc.†#	74,106	597,294
MGIC Investment Corp.†	192,261	1,555,391
NMI Holdings, Inc., Class A†	27,821	220,899
Radian Group, Inc.	121,311	1,663,174

		4,036,758

Firearms & Ammunition - 0.2%

Smith & Wesson Holding Corp.†	30,868	868,934
Sturm Ruger & Co., Inc.	10,451	640,542

		1,509,476

Food-Canned - 0.0%

Seneca Foods Corp., Class A†	3,689	108,825

Food-Confectionery - 0.1%

Amplify Snack Brands, Inc.†#	16,466	278,769
Tootsie Roll Industries, Inc.#	9,697	369,359

		648,128

Food-Dairy Products - 0.1%

Dean Foods Co.#	51,611	888,226
Lifeway Foods, Inc.†	2,638	32,711

		920,937

Food-Flour & Grain - 0.0%

Seaboard Corp.†	149	482,015

Food-Misc./Diversified - 0.8%

B&G Foods, Inc.	34,929	1,658,429
Cal-Maine Foods, Inc.#	17,424	800,459
Darling Ingredients, Inc.†	92,526	1,302,766
Inventure Foods, Inc.†#	10,680	103,489
J&J Snack Foods Corp.	8,459	1,031,998
John B. Sanfilippo & Son, Inc.	4,797	246,662
Lancaster Colony Corp.	10,580	1,423,327
Snyder’s-Lance, Inc.	45,359	1,602,987
TerraVia Holdings, Inc.†#	44,236	117,225

		8,287,342

Food-Retail - 0.2%

Ingles Markets, Inc., Class A	7,874	297,874
Smart & Final Stores, Inc.†#	13,022	166,421
SUPERVALU, Inc.†	149,782	820,805
Village Super Market, Inc., Class A	4,118	131,735
Weis Markets, Inc.	5,400	275,076

		1,691,911

Food-Wholesale/Distribution - 0.4%

Calavo Growers, Inc.	8,716	513,808
Chefs’ Warehouse, Inc.†	10,896	120,074
Fresh Del Monte Produce, Inc.	18,211	1,059,334
Performance Food Group Co.†	21,090	542,013
SpartanNash Co.	20,806	666,208
United Natural Foods, Inc.†	27,943	1,274,201

		4,175,638

Footwear & Related Apparel - 0.4%

Crocs, Inc.†	41,515	358,689
Deckers Outdoor Corp.†	18,274	1,194,206
Iconix Brand Group, Inc.†#	24,129	202,684
Steven Madden, Ltd.†	34,689	1,217,237
Weyco Group, Inc.	3,669	93,633
Wolverine World Wide, Inc.	54,586	1,305,151

		4,371,600

Forestry - 0.0%

Deltic Timber Corp.#	5,980	424,161

Funeral Services & Related Items - 0.1%

Carriage Services, Inc.#	8,325	195,138
Matthews International Corp., Class A	18,007	1,107,611

		1,302,749

Gambling (Non-Hotel) - 0.1%

Caesars Acquisition Co., Class A†	26,827	326,485
Golden Entertainment, Inc.	5,803	72,653
Isle of Capri Casinos, Inc.†	14,085	244,375
Pinnacle Entertainment, Inc.†	32,752	394,334

		1,037,847

Gas-Distribution - 1.1%

Chesapeake Utilities Corp.	8,257	525,558
Delta Natural Gas Co., Inc.	3,847	95,713
New Jersey Resources Corp.	48,358	1,626,763
Northwest Natural Gas Co.	15,302	913,989
ONE Gas, Inc.	29,356	1,797,468
South Jersey Industries, Inc.	44,994	1,335,422
Southwest Gas Corp.	26,679	1,862,728
Spire, Inc.	25,190	1,629,793
WGL Holdings, Inc.	28,443	1,787,358

		11,574,792

Gold Mining - 0.0%

Gold Resource Corp.	28,162	147,006

Golf - 0.1%

Callaway Golf Co.	53,103	606,436

Hazardous Waste Disposal - 0.1%

Heritage-Crystal Clean, Inc.†	7,188	99,266
US Ecology, Inc.#	12,299	551,733

		650,999

Health Care Cost Containment - 0.1%

CorVel Corp.†	5,571	214,149
HealthEquity, Inc.†	24,303	791,306

		1,005,455

Healthcare Safety Devices - 0.0%

Tandem Diabetes Care, Inc.†	10,474	74,680

Home Furnishings - 0.3%

American Woodmark Corp.†	7,788	677,556
Bassett Furniture Industries, Inc.	5,793	143,435
Ethan Allen Interiors, Inc.	13,909	465,395
Flexsteel Industries, Inc.	3,654	173,382
Hooker Furniture Corp.	6,389	148,608
La-Z-Boy, Inc.	27,655	737,559
Select Comfort Corp.†	26,091	684,889

		3,030,824

Hotels/Motels - 0.3%

Belmond, Ltd., Class A†	47,135	526,498
Diamond Resorts International, Inc.†#	20,922	632,054
Interval Leisure Group, Inc.	63,744	1,109,145
La Quinta Holdings, Inc.†	47,783	551,894
Marcus Corp.	10,478	247,281
Red Lion Hotels Corp.†	7,991	52,261

		3,119,133

Housewares - 0.0%

Libbey, Inc.	12,363	219,196
Lifetime Brands, Inc.	6,223	83,513
NACCO Industries, Inc., Class A	2,185	145,390

		448,099

Human Resources - 0.8%

AMN Healthcare Services, Inc.†	26,658	965,819
Barrett Business Services, Inc.#	3,975	185,474
Cross Country Healthcare, Inc.†	18,045	219,608
Heidrick & Struggles International, Inc.	10,315	192,787
Insperity, Inc.	8,840	579,462
Kelly Services, Inc., Class A#	16,535	316,149
Kforce, Inc.	13,811	267,243
Korn/Ferry International	32,274	769,412
Monster Worldwide, Inc.†	49,336	180,570
On Assignment, Inc.†	28,652	1,080,467
Patriot National, Inc.†#	6,125	54,206
Paylocity Holding Corp.†#	12,138	546,574
Resources Connection, Inc.	20,073	302,902
Team Health Holdings, Inc.†	38,225	1,272,892
TriNet Group, Inc.†	23,728	498,288
TrueBlue, Inc.†	23,720	518,282

		7,950,135

Identification Systems - 0.1%

Brady Corp., Class A	25,771	863,071
Imprivata, Inc.†#	9,015	173,178

		1,036,249

Independent Power Producers - 0.3%

Atlantica Yield PLC#	33,157	626,999
Dynegy, Inc.†	65,834	834,117
NRG Yield, Inc., Class A	19,681	316,667
NRG Yield, Inc., Class C#	35,744	601,929
Ormat Technologies, Inc.	21,908	1,060,347

		3,440,059

Industrial Audio & Video Products - 0.2%

GoPro, Inc., Class A†#	56,914	833,790
IMAX Corp.†	33,181	1,011,689

		1,845,479

Industrial Automated/Robotic - 0.0%

Hurco Cos., Inc.	3,577	96,615

Instruments-Controls - 0.3%

Allied Motion Technologies, Inc.	3,486	78,540
Control4 Corp.†#	11,317	125,053
Watts Water Technologies, Inc., Class A	15,667	1,008,955
Woodward, Inc.	29,827	1,870,749

		3,083,297

Instruments-Scientific - 0.0%

Fluidigm Corp.†#	16,375	149,176

Insurance Brokers - 0.0%

Crawford & Co., Class B	6,744	76,477
eHealth, Inc.†#	10,156	114,153

		190,630

Insurance-Life/Health - 0.5%

American Equity Investment Life Holding Co.	45,134	795,261
American Independence Corp.†#	336	8,313
CNO Financial Group, Inc.	100,949	1,640,421
FBL Financial Group, Inc., Class A	5,539	366,239
Fidelity & Guaranty Life	6,707	159,626
Independence Holding Co.#	4,003	70,253
National Western Life Group, Inc., Class A	1,270	246,393
Primerica, Inc.#	26,479	1,507,449
Trupanion, Inc.†#	8,106	121,833

		4,915,788

Insurance-Multi-line - 0.4%

Citizens, Inc.†#	26,159	284,610
Genworth Financial, Inc., Class A†	283,524	1,341,068
Horace Mann Educators Corp.	22,836	834,656
Kemper Corp.	22,346	836,858
United Fire Group, Inc.	12,167	525,736

		3,822,928

Insurance-Property/Casualty - 1.1%

Ambac Financial Group, Inc.†	25,377	460,339
AMERISAFE, Inc.	10,671	640,367
Atlas Financial Holdings, Inc.†	5,985	104,917
Baldwin & Lyons, Inc., Class B	5,073	128,043
Donegal Group, Inc., Class A	4,687	75,414
EMC Insurance Group, Inc.	4,701	130,923
Employers Holdings, Inc.	18,072	550,654
Enstar Group, Ltd.†	6,411	1,068,008
Federated National Holding Co.	7,080	129,352
Global Indemnity PLC†	4,725	136,316
Hallmark Financial Services, Inc.†	7,851	82,985
HCI Group, Inc.#	4,865	154,658
Heritage Insurance Holdings, Inc.	14,972	205,416
Infinity Property & Casualty Corp.	6,079	512,217
Investors Title Co.#	805	78,938
James River Group Holdings, Ltd.	8,037	293,672
National General Holdings Corp.	27,270	621,483
National Interstate Corp.	4,219	137,244
Navigators Group, Inc.	6,322	594,015
OneBeacon Insurance Group, Ltd., Class A	11,232	159,045
RLI Corp.	21,425	1,520,746
Safety Insurance Group, Inc.	8,102	538,378
Selective Insurance Group, Inc.	32,023	1,277,718
State Auto Financial Corp.	8,709	199,959
Stewart Information Services Corp.	12,876	589,463
Third Point Reinsurance, Ltd.†	37,219	484,591
United Insurance Holdings Corp.	9,668	152,271
Universal Insurance Holdings, Inc.#	18,419	456,423

		11,483,555

Insurance-Reinsurance - 0.3%

Argo Group International Holdings, Ltd.	16,238	921,344
Blue Capital Reinsurance Holdings, Ltd.	3,326	57,872
Essent Group, Ltd.†	42,073	1,118,300
Greenlight Capital Re, Ltd., Class A†#	16,548	354,955
Maiden Holdings, Ltd.	33,298	459,845
State National Cos., Inc.	17,186	174,782
WMIH Corp.†	114,354	284,742

		3,371,840

Internet Application Software - 0.2%

Bazaarvoice, Inc.†	46,246	184,984
Box, Inc., Class A†#	27,491	377,726
Intralinks Holdings, Inc.†	23,299	222,272
Lionbridge Technologies, Inc.†	32,127	156,459
RealNetworks, Inc.†	13,227	63,357
VirnetX Holding Corp.†#	27,254	72,223
Zendesk, Inc.†	45,731	1,396,625

		2,473,646

Internet Connectivity Services - 0.1%

Boingo Wireless, Inc.†	20,058	170,493

Cogent Communications Holdings, Inc.#	23,413	832,098

		1,002,591

Internet Content-Entertainment - 0.1%

Global Eagle Entertainment, Inc.†	26,366	219,365
Limelight Networks, Inc.†	39,961	71,131
Shutterstock, Inc.†#	10,681	619,284

		909,780

Internet Content-Information/News - 0.2%

Autobytel, Inc.†	4,908	80,491
Bankrate, Inc.†	26,708	209,391
DHI Group, Inc.†	28,253	218,678
HealthStream, Inc.†	14,492	385,342
Reis, Inc.	4,925	96,038
WebMD Health Corp.†	21,025	1,084,259
XO Group, Inc.†	14,312	266,776

		2,340,975

Internet Security - 0.1%

AVG Technologies NV†	23,707	589,356
Corindus Vascular Robotics, Inc.†#	30,954	36,216
Rapid7, Inc.†#	11,206	201,372
VASCO Data Security International, Inc.†	16,984	309,618
Zix Corp.†	29,981	114,228

		1,250,790

Internet Telephone - 0.1%

8x8, Inc.†	49,697	659,479
RingCentral, Inc.†	33,013	724,636

		1,384,115

Investment Companies - 0.0%

Acacia Research Corp.	28,125	168,188
Real Industry, Inc.†	14,762	101,415
Tiptree Financial, Inc., Class A#	15,355	83,838

		353,441

Investment Management/Advisor Services - 0.6%

Altisource Portfolio Solutions SA†#	6,505	211,933
Associated Capital Group, Inc.	2,531	83,270
Calamos Asset Management, Inc., Class A	9,499	66,398
Cohen & Steers, Inc.	11,767	495,744
Financial Engines, Inc.#	30,128	963,192
GAMCO Investors, Inc., Class A	2,471	75,785
Hennessy Advisors, Inc.	1,624	55,216
Janus Capital Group, Inc.	81,360	1,209,823
Manning & Napier, Inc.	8,416	64,635
Medley Management, Inc.	3,209	23,329
OM Asset Management PLC	22,598	305,073
Pzena Investment Management, Inc., Class A	8,233	63,888
Silvercrest Asset Management Group, Inc., Class A	3,961	49,077
Virtus Investment Partners, Inc.#	3,524	321,389
Waddell & Reed Financial, Inc., Class A	44,728	831,941
Westwood Holdings Group, Inc.	4,496	225,025
WisdomTree Investments, Inc.#	64,746	679,833

		5,725,551

Lasers-System/Components - 0.3%

Applied Optoelectronics, Inc.†#	9,290	156,536
Coherent, Inc.†	13,633	1,433,919
Electro Scientific Industries, Inc.†	15,487	86,263
II-VI, Inc.†	33,522	710,331
Rofin-Sinar Technologies, Inc.†	15,228	487,448

		2,874,497

Leisure Games - 0.0%

Intrawest Resorts Holdings, Inc.†	9,070	135,324

Leisure Products - 0.0%

Escalade, Inc.	5,939	72,040
Johnson Outdoors, Inc., Class A	2,761	92,908
Marine Products Corp.	6,068	54,066

		219,014

Lighting Products & Systems - 0.1%

Universal Display Corp.†#	23,365	1,345,590

Linen Supply & Related Items - 0.2%

G&K Services, Inc., Class A	11,035	1,074,037
UniFirst Corp.	8,513	1,092,984

		2,167,021

Machine Tools & Related Products - 0.1%

Hardinge, Inc.	6,585	69,604
Kennametal, Inc.	44,503	1,244,304
Milacron Holdings Corp.†	8,190	141,441

		1,455,349

Machinery-Construction & Mining - 0.2%

Astec Industries, Inc.	10,902	640,929
Hyster-Yale Materials Handling, Inc.	5,310	274,686
Joy Global, Inc.	55,541	1,515,158

		2,430,773

Machinery-Electrical - 0.1%

Babcock & Wilcox Enterprises, Inc.†	25,752	421,045
Franklin Electric Co., Inc.	25,943	992,320

		1,413,365

Machinery-Farming - 0.1%

Alamo Group, Inc.	5,314	344,454
Lindsay Corp.#	5,972	429,745

		774,199

Machinery-General Industrial - 0.4%

Albany International Corp., Class A	16,126	682,613
Altra Industrial Motion Corp.	14,190	400,158
Applied Industrial Technologies, Inc.	20,457	972,117
Chart Industries, Inc.†	17,225	518,817
DXP Enterprises, Inc.†	7,294	204,888
Gencor Industries, Inc.†	4,362	49,945
Kadant, Inc.	6,040	323,986
Manitowoc Co., Inc.	71,636	351,016
Tennant Co.	9,864	638,497

		4,142,037

Machinery-Material Handling - 0.0%

Columbus McKinnon Corp.	10,936	192,036

Machinery-Pumps - 0.1%

Gorman-Rupp Co.	9,924	269,536
NN, Inc.#	14,777	262,291
SPX FLOW, Inc.†	19,885	584,818

		1,116,645

Marine Services - 0.0%

Great Lakes Dredge & Dock Corp.†	33,274	128,438

Medical Imaging Systems - 0.1%

Analogic Corp.	7,011	623,979

iRadimed Corp.†#	2,279	42,549

		666,528

Medical Information Systems - 0.3%

Computer Programs & Systems, Inc.#	6,312	162,976
Everyday Health, Inc.†	15,950	122,177
Medidata Solutions, Inc.†#	30,970	1,675,477
Press Ganey Holdings, Inc.†	12,468	502,335
Quality Systems, Inc.	28,779	338,729

		2,801,694

Medical Instruments - 0.9%

Abaxis, Inc.#	12,351	619,279
AngioDynamics, Inc.†	15,197	251,358
AtriCure, Inc.†	17,700	272,403
Avinger, Inc.†	6,153	25,104
Cardiovascular Systems, Inc.†	17,943	439,065
CONMED Corp.#	15,533	633,746
CryoLife, Inc.	17,748	283,081
Endologix, Inc.†#	45,652	555,128
Entellus Medical, Inc.†	4,221	79,735
Halyard Health, Inc.†	26,365	961,004
Integra LifeSciences Holdings Corp.†	17,025	1,471,301
Natus Medical, Inc.†	18,317	712,715
NuVasive, Inc.†	27,911	1,827,333
Spectranetics Corp.†#	24,069	592,338
TransEnterix, Inc.†#	39,189	53,689
Vascular Solutions, Inc.†	9,492	457,230

		9,234,509

Medical Labs & Testing Services - 0.0%

Invitae Corp.†#	12,813	100,582
Natera, Inc.†	14,687	146,136
Teladoc, Inc.†#	11,685	208,343

		455,061

Medical Laser Systems - 0.1%

Cutera, Inc.†	6,608	72,027
Cynosure, Inc., Class A†	13,353	695,558
IRIDEX Corp.†	4,247	63,408

		830,993

Medical Products - 1.4%

Accuray, Inc.†	44,893	239,280
Atrion Corp.	767	346,615
AxoGen, Inc.†	13,587	122,419
Cantel Medical Corp.	20,179	1,525,734
Cerus Corp.†	57,041	361,070
ConforMIS, Inc.†#	20,137	161,499
Exactech, Inc.†	5,876	163,294
Glaukos Corp.†	9,414	280,914
Globus Medical, Inc., Class A†	39,462	916,702
Haemonetics Corp.†	28,820	1,070,951
Integer Holdings Corp.†	17,223	416,797
Intersect ENT, Inc.†#	14,365	226,392
Invacare Corp.#	17,852	211,903
InVivo Therapeutics Holdings Corp.†#	18,133	127,656
K2M Group Holdings, Inc.†#	14,495	230,760
LeMaitre Vascular, Inc.	7,606	139,798
Luminex Corp.†	22,365	471,231
Medgenics, Inc.†	13,721	76,838
MiMedx Group, Inc.†#	57,575	416,843
NanoString Technologies, Inc.†	8,343	134,823
Nevro Corp.†#	13,529	1,277,543
Novocure, Ltd.†#	28,524	219,064
NxStage Medical, Inc.†	35,858	819,714
Orthofix International NV†	9,859	444,739
Penumbra, Inc.†	14,337	1,011,619
Rockwell Medical, Inc.†#	26,985	195,911
SurModics, Inc.†	7,302	207,888
T2 Biosystems, Inc.†#	8,229	54,641
Wright Medical Group NV†#	58,110	1,438,804
Zeltiq Aesthetics, Inc.†#	19,968	761,180

		14,072,622

Medical-Biomedical/Gene - 3.5%

Acceleron Pharma, Inc.†	15,434	463,174
Achillion Pharmaceuticals, Inc.†	65,987	545,053
Acorda Therapeutics, Inc.†#	24,218	583,169
Aduro Biotech, Inc.†#	19,972	281,406
Advaxis, Inc.†#	18,810	216,879
Adverum Biotechnologies, Inc.†	12,955	46,379
Agenus, Inc.†#	41,160	254,780
Alder Biopharmaceuticals, Inc.†#	26,382	869,815
AMAG Pharmaceuticals, Inc.†#	19,640	468,021
Anavex Life Sciences Corp.†#	18,387	56,264
ANI Pharmaceuticals, Inc.†#	4,462	266,560
Applied Genetic Technologies Corp.†	7,149	91,364
Aptevo Therapeutics, Inc.†#	9,146	24,877
Aratana Therapeutics, Inc.†#	18,784	166,614
Ardelyx, Inc.†	12,890	128,513
Arena Pharmaceuticals, Inc.†	138,086	214,033
Argos Therapeutics, Inc.†	6,006	29,730
ARIAD Pharmaceuticals, Inc.†#	99,648	1,030,360
Arrowhead Pharmaceuticals, Inc.†#	34,083	236,195
Asterias Biotherapeutics, Inc.†#	12,774	35,639
Atara Biotherapeutics, Inc.†#	13,080	255,583
Athersys, Inc.†#	42,879	81,899
Bellicum Pharmaceuticals, Inc.†#	11,802	203,230
BioCryst Pharmaceuticals, Inc.†	41,367	170,018
BioTime, Inc.†	35,998	105,834
Bluebird Bio, Inc.†#	20,864	1,029,430
Blueprint Medicines Corp.†	11,270	314,208
Cambrex Corp.†	17,945	768,584
Celldex Therapeutics, Inc.†#	53,820	178,682
Cellular Biomedicine Group, Inc.†#	6,848	95,667
ChemoCentryx, Inc.†#	12,016	60,080
ChromaDex Corp.†#	16,119	53,032
Coherus Biosciences, Inc.†#	16,608	494,420
Corvus Pharmaceuticals, Inc.†	1,871	25,539
Curis, Inc.†	62,844	110,605
Cytokinetics, Inc.†#	19,070	230,175
CytomX Therapeutics, Inc.†	11,503	134,930
CytRx Corp.†#	37,621	21,132
Dermira, Inc.†#	11,822	366,955
Dimension Therapeutics, Inc.†	6,884	40,891
Dynavax Technologies Corp.†#	21,889	342,782
Edge Therapeutics, Inc.†#	9,149	81,335
Editas Medicine, Inc.†	3,869	65,077
Eiger BioPharmaceuticals, Inc.†	1,950	29,094
Emergent BioSolutions, Inc.†	18,292	487,482
Endocyte, Inc.†#	21,401	63,775
Enzo Biochem, Inc.†	22,349	124,260
Epizyme, Inc.†	22,664	165,674
Esperion Therapeutics, Inc.†#	8,061	86,817
Exact Sciences Corp.†#	54,530	1,007,169
Exelixis, Inc.†	128,050	1,427,758
Five Prime Therapeutics, Inc.†	15,194	668,232
Flex Pharma, Inc.†#	5,996	66,376
Fortress Biotech, Inc.†	19,196	52,405
Foundation Medicine, Inc.†#	7,579	155,521
Galena Biopharma, Inc.†#	103,277	41,755
Geron Corp.†#	85,026	228,720
GlycoMimetics, Inc.†#	5,768	42,741
Halozyme Therapeutics, Inc.†#	61,404	601,759

Idera Pharmaceuticals, Inc.†#	50,139	95,766
ImmunoGen, Inc.†#	47,442	133,312
Immunomedics, Inc.†#	49,145	136,132
Infinity Pharmaceuticals, Inc.†	27,665	42,051
Innoviva, Inc.#	45,524	504,861
Inovio Pharmaceuticals, Inc.†#	37,372	342,701
Insmed, Inc.†	34,873	451,605
Intellia Therapeutics, Inc.†#	3,933	76,497
Karyopharm Therapeutics, Inc.†#	13,306	132,395
Kite Pharma, Inc.†#	22,068	1,271,558
Lexicon Pharmaceuticals, Inc.†#	23,802	330,372
Ligand Pharmaceuticals, Inc.†	10,728	1,108,310
Lion Biotechnologies, Inc.†#	25,638	204,078
Loxo Oncology, Inc.†	7,510	206,825
MacroGenics, Inc.†#	17,953	535,179
Medicines Co.†#	37,923	1,485,444
Merrimack Pharmaceuticals, Inc.†#	68,730	317,533
Momenta Pharmaceuticals, Inc.†	36,599	439,920
Myriad Genetics, Inc.†	38,021	774,108
NeoGenomics, Inc.†#	29,861	240,082
NewLink Genetics Corp.†#	12,184	124,033
Novavax, Inc.†#	152,071	1,040,166
Omeros Corp.†#	20,850	223,929
OncoMed Pharmaceuticals, Inc.†#	9,865	98,551
Organovo Holdings, Inc.†#	48,486	187,156
Otonomy, Inc.†#	13,534	222,634
OvaScience, Inc.†	17,679	107,665
Pacific Biosciences of California, Inc.†#	42,915	357,482
Paratek Pharmaceuticals, Inc.†	8,117	109,336
PDL BioPharma, Inc.	93,051	270,778
Pfenex, Inc.†	10,253	74,129
PharmAthene, Inc.†	35,090	91,234
Prothena Corp. PLC†#	19,560	977,609
PTC Therapeutics, Inc.†#	18,730	153,773
Puma Biotechnology, Inc.†	13,905	822,481
REGENXBIO, Inc.†	11,407	133,576
Retrophin, Inc.†#	20,394	326,712
Rigel Pharmaceuticals, Inc.†	52,446	176,743
RTI Surgical, Inc.†	32,361	103,879
Sage Therapeutics, Inc.†#	14,917	554,465
Sangamo BioSciences, Inc.†#	39,102	167,748
Second Sight Medical Products, Inc.†#	8,001	26,803
Senseonics Holdings, Inc.†	15,660	62,640
Spark Therapeutics, Inc.†#	9,665	546,846
Spectrum Pharmaceuticals, Inc.†	37,664	199,996
Stemline Therapeutics, Inc.†	9,494	77,661
Syndax Pharmaceuticals, Inc.†	2,655	37,648
Synthetic Biologics, Inc.†#	42,622	69,900
Theravance Biopharma, Inc.†#	20,427	579,310
Tobira Therapeutics, Inc.†#	4,989	24,496
Tokai Pharmaceuticals, Inc.†	5,582	6,140
Trius Therapeutics, Inc. CVR†(1)(2)	24,953	0
Trovagene, Inc.†#	15,866	77,902
Ultragenyx Pharmaceutical, Inc.†#	20,289	1,337,451
Veracyte, Inc.†#	7,887	44,404
Versartis, Inc.†	15,387	190,799
WaVe Life Sciences, Ltd.†	4,165	103,875
XBiotech, Inc.†	9,848	127,827
Zeneca, Inc. CVR†(1)(2)	3,950	2,429
ZIOPHARM Oncology, Inc.†#	68,444	347,011

		35,504,397

Medical-Drugs - 2.0%

AcelRx Pharmaceuticals, Inc.†#	19,932	62,786
Aclaris Therapeutics, Inc.†	5,075	102,312
Adamas Pharmaceuticals, Inc.†#	9,404	128,553
Aerie Pharmaceuticals, Inc.†#	13,563	262,580
Agile Therapeutics, Inc.†	7,478	54,141
Aimmune Therapeutics, Inc.†#	14,802	218,626
Amicus Therapeutics, Inc.†#	71,717	479,787
Ampio Pharmaceuticals, Inc.†#	24,741	20,453
Anthera Pharmaceuticals, Inc.†#	22,149	63,789
Array BioPharma, Inc.†	81,349	279,027
BioSpecifics Technologies Corp.†	3,042	111,307
Cempra, Inc.†#	23,306	511,334
Chimerix, Inc.†	24,041	115,637
Cidara Therapeutics, Inc.†	6,040	69,883
Clovis Oncology, Inc.†#	17,899	443,358
Collegium Pharmaceutical, Inc.†#	7,626	63,525
Corcept Therapeutics, Inc.†#	42,068	224,222
Durata Therapeutics CVR†(1)(2)	9,546	0
Durect Corp.†#	71,076	118,697
Eagle Pharmaceuticals, Inc.†#	4,986	297,914
Enanta Pharmaceuticals, Inc.†	8,793	193,358
FibroGen, Inc.†	29,491	510,489
Global Blood Therapeutics, Inc.†	7,920	134,561
Horizon Pharma PLC†	90,865	1,708,262
Ignyta, Inc.†	16,600	91,466
Immune Design Corp.†#	6,300	44,415
Inotek Pharmaceuticals Corp.†#	9,829	69,786
Insys Therapeutics, Inc.†#	13,231	188,806
Intra-Cellular Therapies, Inc.†#	19,327	779,651
Ironwood Pharmaceuticals, Inc.†#	72,865	972,019
Keryx Biopharmaceuticals, Inc.†#	44,463	182,298
Lannett Co., Inc.†#	15,604	528,351
Lipocine, Inc.†#	9,326	31,429
MediciNova, Inc.†#	16,723	98,498
Minerva Neurosciences, Inc.†	9,007	110,066
MyoKardia, Inc.†#	6,338	138,675
NantKwest, Inc.†#	9,388	75,949
Neos Therapeutics, Inc.†	7,739	50,458
Ocular Therapeutix, Inc.†#	10,082	64,424
Ophthotech Corp.†	17,175	907,012
Pacira Pharmaceuticals, Inc.†#	20,523	813,327
PharMerica Corp.†	16,634	420,175
PRA Health Sciences, Inc.†	13,626	688,794
Prestige Brands Holdings, Inc.†	29,972	1,442,552
Progenics Pharmaceuticals, Inc.†#	39,201	246,182
Radius Health, Inc.†#	17,771	974,562
Raptor Pharmaceutical Corp.†	48,167	358,844
Reata Pharmaceuticals, Inc., Class A†#	3,203	61,081
Regulus Therapeutics, Inc.†#	21,846	69,252
Relypsa, Inc.†#	21,255	679,947
SciClone Pharmaceuticals, Inc.†	28,222	284,196
Sorrento Therapeutics, Inc.†#	16,162	107,639
Sucampo Pharmaceuticals, Inc., Class A†	13,191	144,573
Supernus Pharmaceuticals, Inc.†	26,422	564,902
Synergy Pharmaceuticals, Inc.†#	102,174	483,283
TESARO, Inc.†	13,827	1,171,009
Tetraphase Pharmaceuticals, Inc.†	20,471	77,790
TG Therapeutics, Inc.†#	20,743	131,718
TherapeuticsMD, Inc.†#	84,524	581,525
Titan Pharmaceuticals, Inc.†#	10,594	59,538
Trevena, Inc.†	25,193	170,809
Vanda Pharmaceuticals, Inc.†	20,637	317,397
vTv Therapeutics, Inc., Class A†	4,302	24,306
Zogenix, Inc.†#	13,974	121,853

		20,503,158

Medical-Generic Drugs - 0.2%

Amphastar Pharmaceuticals, Inc.†	20,044	380,836
AveXis, Inc.†#	2,723	96,231
Impax Laboratories, Inc.†	41,245	997,716

Teligent, Inc.†#	23,316	173,005

		1,647,788

Medical-HMO - 0.3%

Magellan Health, Inc.†	13,999	799,623
Molina Healthcare, Inc.†	24,372	1,311,457
Triple-S Management Corp., Class B†	13,124	287,284
Universal American Corp.#	32,616	233,531

		2,631,895

Medical-Hospitals - 0.3%

Adeptus Health, Inc., Class A†#	6,965	296,430
Community Health Systems, Inc.†	62,169	663,965
Quorum Health Corp.†#	16,706	102,742
Select Medical Holdings Corp.†	60,123	714,261
Surgery Partners, Inc.†#	10,483	201,903
Surgical Care Affiliates, Inc.†	15,116	623,535
USMD Holdings, Inc.†	1,323	29,318

		2,632,154

Medical-Nursing Homes - 0.1%

Ensign Group, Inc.	26,891	505,282
Genesis Healthcare, Inc.†#	21,076	50,793
Kindred Healthcare, Inc.	47,463	523,992
National HealthCare Corp.	6,302	409,504

		1,489,571

Medical-Outpatient/Home Medical - 0.4%

Addus HomeCare Corp.†	4,163	99,829
Air Methods Corp.†#	20,041	705,042
Almost Family, Inc.†	4,566	168,166
Amedisys, Inc.†	15,750	758,048
Chemed Corp.	9,111	1,229,347
Civitas Solutions, Inc.†	8,503	154,585
LHC Group, Inc.†	8,440	300,126
Nobilis Health Corp.†#	31,244	109,354
Providence Service Corp.†	7,294	343,766

		3,868,263

Medical-Wholesale Drug Distribution - 0.1%

Owens & Minor, Inc.	35,172	1,208,862

Metal Processors & Fabrication - 0.5%

Ampco-Pittsburgh Corp.	4,821	52,067
CIRCOR International, Inc.#	9,286	548,431
Dynamic Materials Corp.#	7,895	86,845
Global Brass & Copper Holdings, Inc.	11,898	333,977
Haynes International, Inc.	6,999	258,193
Mueller Industries, Inc.	31,916	1,103,017
Park-Ohio Holdings Corp.	4,793	176,766
RBC Bearings, Inc.†#	12,775	1,010,375
Rexnord Corp.†	46,702	1,032,581
Sun Hydraulics Corp.	13,103	403,834

		5,006,086

Metal Products-Distribution - 0.0%

Lawson Products, Inc.†	3,552	60,348
Olympic Steel, Inc.	5,163	99,801

		160,149

Metal Products-Fasteners - 0.1%

TriMas Corp.†	25,385	486,884

Metal-Aluminum - 0.1%

Century Aluminum Co.†	28,099	176,462
Kaiser Aluminum Corp.	9,974	850,084

		1,026,546

Metal-Diversified - 0.0%

Ferroglobe PLC	36,833	303,872

Metal-Iron - 0.1%

Cliffs Natural Resources, Inc.†	98,998	564,289

Miscellaneous Manufacturing - 0.2%

American Railcar Industries, Inc.#	4,367	181,056
FreightCar America, Inc.	6,819	98,194
Hillenbrand, Inc.	33,257	1,069,212
John Bean Technologies Corp.	16,409	1,126,970

		2,475,432

Motion Pictures & Services - 0.0%

Eros International PLC†#	16,662	278,422

MRI/Medical Diagnostic Imaging - 0.0%

RadNet, Inc.†	20,916	141,392

Multimedia - 0.4%

E.W. Scripps Co., Class A†#	33,537	569,794
Entravision Communications Corp., Class A	36,638	275,518
Liberty Braves Group, Series A†	5,156	86,672
Liberty Braves Group, Series C†	17,723	291,720
Liberty Media Group, Series A†#	12,889	275,825
Liberty Media Group, Series C†	26,004	552,845
Media General, Inc.†	61,443	1,085,698
Meredith Corp.	21,138	1,121,159

		4,259,231

Networking Products - 0.7%

A10 Networks, Inc.†	24,823	244,506
Black Box Corp.	8,446	117,822
Calix, Inc.†#	23,247	172,958
Extreme Networks, Inc.†	58,210	228,765
Gigamon, Inc.†	18,303	808,993
Infinera Corp.†#	79,149	679,098
Infoblox, Inc.†	31,737	681,076
Ixia†	36,143	416,729
LogMeIn, Inc.	14,184	1,184,364
NeoPhotonics Corp.†#	17,361	259,200
NETGEAR, Inc.†	18,241	1,039,737
Polycom, Inc.†	76,688	953,999
Silicom, Ltd.#	3,164	129,439

		6,916,686

Non-Ferrous Metals - 0.0%

Materion Corp.	11,210	328,901

Non-Hazardous Waste Disposal - 0.0%

Casella Waste Systems, Inc., Class A†	21,774	197,926

Office Automation & Equipment - 0.0%

Eastman Kodak Co.†	9,594	148,611

Office Furnishings-Original - 0.5%
CompX International, Inc.	898	10,812
Herman Miller, Inc.	33,729	1,216,605
HNI Corp.	25,533	1,425,763
Interface, Inc.	36,445	644,347
Kimball International, Inc., Class B	20,797	258,922
Knoll, Inc.	27,071	716,299
Steelcase, Inc., Class A	48,489	724,426

		4,997,174

Office Supplies & Forms - 0.1%

ACCO Brands Corp.†#	59,876	598,760

Oil & Gas Drilling - 0.1%

Atwood Oceanics, Inc.#	34,307	271,025
Parker Drilling Co.†	68,065	146,340
Seadrill, Ltd.†#	212,967	513,251

		930,616

Oil Companies-Exploration & Production - 1.1%

Abraxas Petroleum Corp.†	69,550	97,370
Bill Barrett Corp.†#	27,610	183,330
California Resources Corp.#	17,855	177,300
Callon Petroleum Co.†	68,295	993,692
Carrizo Oil & Gas, Inc.†#	31,436	1,203,685
Clayton Williams Energy, Inc.†#	3,358	211,923
Cobalt International Energy, Inc.†#	229,841	275,809
Contango Oil & Gas Co.†	10,020	96,793
Denbury Resources, Inc.#	198,105	610,163
DLB Oil & Gas, Inc.†(1)(2)	3,000	0
Earthstone Energy, Inc.†#	932	9,078
Eclipse Resources Corp.†	27,476	93,693
EP Energy Corp., Class A†#	21,799	89,812
Erin Energy Corp.†#	8,146	18,573
Evolution Petroleum Corp.	13,745	77,934
EXCO Resources, Inc.†#	78,859	80,436
Isramco, Inc.†#	413	32,379
Jones Energy, Inc., Class A†#	17,362	48,093
Matador Resources Co.†#	46,770	1,073,372
Northern Oil and Gas, Inc.†#	26,324	85,290
Oasis Petroleum, Inc.†	100,267	950,531
Panhandle Oil and Gas, Inc., Class A	8,634	149,368
PDC Energy, Inc.†	25,970	1,724,408
Ring Energy, Inc.†	20,137	199,759
RSP Permian, Inc.†#	44,314	1,730,462
Sanchez Energy Corp.†#	31,477	270,387
Synergy Resources Corp.†	104,701	685,792
Unit Corp.†	28,506	487,168
W&T Offshore, Inc.†#	20,024	34,241

		11,690,841

Oil Field Machinery & Equipment - 0.2%

Exterran Corp.†	17,843	252,122
Flotek Industries, Inc.†#	29,321	454,475
Forum Energy Technologies, Inc.†	33,821	594,235
Natural Gas Services Group, Inc.†	6,945	164,180
Thermon Group Holdings, Inc.†	18,013	339,185

		1,804,197

Oil Refining & Marketing - 0.2%

Adams Resources & Energy, Inc.	1,181	43,815
Alon USA Energy, Inc.#	17,776	145,408
CVR Energy, Inc.#	8,909	129,983
Delek US Holdings, Inc.	34,726	609,441
Par Pacific Holdings, Inc.†	15,747	192,743
Trecora Resources†	11,173	122,009
Western Refining, Inc.#	38,261	962,647

		2,206,046

Oil-Field Services - 0.7%

Archrock, Inc.	39,193	431,907
Bristow Group, Inc.#	18,926	215,946
CARBO Ceramics, Inc.	10,962	137,354
Era Group, Inc.†	11,011	80,270
Helix Energy Solutions Group, Inc.†	56,716	425,370
Independence Contract Drilling, Inc.†	16,883	85,090
Matrix Service Co.†	14,975	276,888
McDermott International, Inc.†	136,166	712,148
MRC Global, Inc.†	52,813	774,767
Newpark Resources, Inc.†	46,712	329,787
NOW, Inc.†	60,280	1,244,179
Oil States International, Inc.†	28,838	894,555
PHI, Inc.†	6,615	123,237
Pioneer Energy Services Corp.†	35,930	119,647
SEACOR Holdings, Inc.†#	8,980	527,844
Tesco Corp.	22,037	150,072
TETRA Technologies, Inc.†	44,484	269,128
Willbros Group, Inc.†	24,355	47,249

		6,845,438

Optical Recognition Equipment - 0.1%

Digimarc Corp.†#	4,708	170,053
Lumentum Holdings, Inc.†	28,458	999,445

		1,169,498

Optical Supplies - 0.0%

STAAR Surgical Co.†#	22,541	197,910

Paper & Related Products - 0.3%

Clearwater Paper Corp.†	9,552	592,893
Neenah Paper, Inc.	9,348	751,859
Orchids Paper Products Co.#	5,090	142,418
P.H. Glatfelter Co.	24,487	542,877
Schweitzer-Mauduit International, Inc.	17,057	669,999

		2,700,046

Patient Monitoring Equipment - 0.3%

Insulet Corp.†	32,488	1,375,217
Masimo Corp.†	23,016	1,361,166

		2,736,383

Pharmacy Services - 0.1%

BioScrip, Inc.†#	38,217	98,600
Diplomat Pharmacy, Inc.†#	25,755	805,874
Vitae Pharmaceuticals, Inc.†#	14,807	102,316

		1,006,790

Physical Therapy/Rehabilitation Centers - 0.3%

AAC Holdings, Inc.†#	5,584	109,223
HealthSouth Corp.	49,972	2,034,360
U.S. Physical Therapy, Inc.	6,817	429,812

		2,573,395

Physicians Practice Management - 0.0%

Healthways, Inc.†	17,946	448,829

Pipelines - 0.1%

SemGroup Corp., Class A	24,953	776,038

Platinum - 0.1%

Stillwater Mining Co.†	68,866	871,155

Pollution Control - 0.0%

CECO Environmental Corp.	16,485	181,170

Poultry - 0.1%

Sanderson Farms, Inc.#	11,268	1,084,320

Power Converter/Supply Equipment - 0.3%

Advanced Energy Industries, Inc.†	22,252	977,976
Energous Corp.†#	8,347	150,246
Generac Holdings, Inc.†#	36,817	1,373,274
Powell Industries, Inc.	4,899	194,735
SPX Corp.†	23,410	443,385
Vicor Corp.†	9,283	101,278

		3,240,894

Precious Metals - 0.1%

Coeur Mining, Inc.†#	86,057	1,096,366

Printing-Commercial - 0.4%

ARC Document Solutions, Inc.†	23,130	78,179
Cimpress NV†#	14,135	1,403,181
Deluxe Corp.	27,545	1,877,743
Ennis, Inc.	14,412	238,951

Quad/Graphics, Inc.	16,330	442,380

		4,040,434

Private Equity - 0.0%

Fifth Street Asset Management, Inc.#	2,869	17,558

Protection/Safety - 0.0%

Landauer, Inc.#	5,379	255,610

Publishing-Books - 0.2%

Houghton Mifflin Harcourt Co.†	69,869	1,114,410
Scholastic Corp.#	15,234	613,321

		1,727,731

Publishing-Newspapers - 0.2%

Daily Journal Corp.†#	626	145,238
Gannett Co., Inc.	66,217	789,969
New York Times Co., Class A	70,103	907,133
tronc, Inc.	15,021	254,606

		2,096,946

Publishing-Periodicals - 0.1%

Time, Inc.	57,889	816,235
Value Line, Inc.	659	11,743

		827,978

Racetracks - 0.2%

Churchill Downs, Inc.	7,605	1,136,035
Empire Resorts, Inc.†#	1,877	31,590
International Speedway Corp., Class A	14,844	494,157
Penn National Gaming, Inc.†	41,982	595,304
Speedway Motorsports, Inc.	6,619	118,414

		2,375,500

Radio - 0.0%

Entercom Communications Corp., Class A	14,617	200,399
Radio One, Inc., Class D†#	13,902	48,101
Saga Communications, Inc., Class A	2,059	83,739
Salem Media Group, Inc.	6,226	39,162
Townsquare Media, Inc.†	4,863	47,414

		418,815

Real Estate Investment Trusts - 8.5%

Acadia Realty Trust	39,907	1,474,165
AG Mtg. Investment Trust, Inc.	15,822	250,304
Agree Realty Corp.	12,816	615,040
Alexander’s, Inc.	1,197	514,722
American Assets Trust, Inc.	22,032	976,018
American Capital Mortgage Investment Corp.	25,912	441,929
Annaly Capital Management, Inc.	52,494	562,211
Anworth Mtg. Asset Corp.	53,922	263,679
Apollo Commercial Real Estate Finance, Inc.#	33,111	539,709
Apollo Residential Mortgage, Inc.	18,003	245,561
Ares Commercial Real Estate Corp.	15,134	190,234
Armada Hoffler Properties, Inc.	17,524	241,481
ARMOUR Residential REIT, Inc.#	20,698	460,323
Ashford Hospitality Prime, Inc.	14,467	224,383
Ashford Hospitality Trust, Inc.	44,029	306,882
Bluerock Residential Growth REIT, Inc.#	10,572	141,665
Capstead Mtg. Corp.	53,802	533,716
CareTrust REIT, Inc.	32,426	481,850
CatchMark Timber Trust, Inc., Class A	21,873	255,914
CBL & Associates Properties, Inc.	95,084	1,356,849
Cedar Realty Trust, Inc.	46,492	351,944
Chatham Lodging Trust	21,136	438,149
Chesapeake Lodging Trust	33,482	853,121
City Office REIT, Inc.	10,586	137,195
Colony Capital, Inc.#	63,384	1,170,702
Colony Starwood Homes#	36,625	1,135,375
CorEnergy Infrastructure Trust, Inc.#	6,733	198,085
CoreSite Realty Corp.	18,886	1,473,486
Cousins Properties, Inc.	117,049	1,289,880
CYS Investments, Inc.	85,364	752,057
DiamondRock Hospitality Co.	113,119	1,197,930
DuPont Fabros Technology, Inc.	42,030	1,782,072
Dynex Capital, Inc.	25,269	185,727
Easterly Government Properties, Inc.#	13,424	261,634
EastGroup Properties, Inc.	17,798	1,306,017
Education Realty Trust, Inc.	37,451	1,696,905
Farmland Partners, Inc.#	6,557	76,389
FelCor Lodging Trust, Inc.	76,805	546,084
First Industrial Realty Trust, Inc.	65,439	1,882,680
First Potomac Realty Trust	32,665	328,937
Franklin Street Properties Corp.	54,976	690,499
GEO Group, Inc.	41,833	838,333
Getty Realty Corp.#	14,758	347,256
Gladstone Commercial Corp.	12,584	226,512
Global Net Lease, Inc.	96,093	797,572
Government Properties Income Trust#	39,497	920,280
Gramercy Property Trust	238,003	2,303,869
Great Ajax Corp.	7,295	100,014
Healthcare Realty Trust, Inc.	58,798	2,061,458
Hersha Hospitality Trust#	23,323	455,731
Hudson Pacific Properties, Inc.	44,214	1,479,843
Independence Realty Trust, Inc.	22,722	214,723
InfraREIT, Inc.	22,438	424,078
Invesco Mtg. Capital, Inc.	63,418	998,199
Investors Real Estate Trust	68,244	453,140
iStar, Inc.†#	40,927	442,421
Kite Realty Group Trust	46,577	1,345,144
LaSalle Hotel Properties	60,120	1,686,967
Lexington Realty Trust	129,531	1,397,639
LTC Properties, Inc.	21,231	1,102,313
Mack-Cali Realty Corp.	50,293	1,396,134
Medical Properties Trust, Inc.#	133,617	2,040,332
Monmouth Real Estate Investment Corp.	35,525	497,350
Monogram Residential Trust, Inc.#	94,893	998,274
National Health Investors, Inc.#	20,993	1,685,318
National Storage Affiliates Trust	12,969	263,400
New Residential Investment Corp.	125,986	1,807,899
New Senior Investment Group, Inc.	42,997	532,733
New York Mortgage Trust, Inc.#	61,975	374,329
New York REIT, Inc.	93,097	899,317
NexPoint Residential Trust, Inc.	10,115	211,505
NorthStar Realty Europe Corp.	33,587	343,931
One Liberty Properties, Inc.	7,439	180,396
Orchid Island Capital, Inc.#	11,527	120,918
Owens Realty Mortgage, Inc.	5,649	96,033
Parkway Properties, Inc.	45,177	813,186
Pebblebrook Hotel Trust#	40,286	1,210,191
Pennsylvania Real Estate Investment Trust	38,479	965,438
PennyMac Mortgage Investment Trust	38,387	585,018
Physicians Realty Trust	76,129	1,629,922
Potlatch Corp.	22,888	866,769
Preferred Apartment Communities, Inc., Class A	12,770	176,737
PS Business Parks, Inc.	11,104	1,230,101
QTS Realty Trust, Inc., Class A	26,376	1,429,315
RAIT Financial Trust	51,708	162,363
Ramco-Gershenson Properties Trust	44,374	862,187

Redwood Trust, Inc.	42,960	635,808
Resource Capital Corp.#	17,058	226,360
Retail Opportunity Investments Corp.	56,047	1,250,409
Rexford Industrial Realty, Inc.	36,954	825,183
RLJ Lodging Trust	68,697	1,603,388
Ryman Hospitality Properties, Inc.	24,478	1,320,833
Sabra Health Care REIT, Inc.	36,389	927,192
Saul Centers, Inc.	5,405	358,243
Select Income REIT	35,726	974,963
Seritage Growth Properties, Class A#	14,060	625,670
Silver Bay Realty Trust Corp.#	18,727	356,375
STAG Industrial, Inc.#	38,724	961,517
Summit Hotel Properties, Inc.	48,757	697,225
Sunstone Hotel Investors, Inc.	122,468	1,701,080
Terreno Realty Corp.	24,029	643,016
Tier REIT, Inc.	26,900	430,938
UMH Properties, Inc.	13,735	162,622
United Development Funding IV(1)(2)#	17,540	0
Universal Health Realty Income Trust	6,997	430,945
Urban Edge Properties	50,566	1,449,222
Urstadt Biddle Properties, Inc., Class A	14,721	334,314
Washington Prime Group, Inc.†	104,675	1,438,234
Washington Real Estate Investment Trust	41,369	1,344,492
Western Asset Mortgage Capital Corp.	23,057	243,943
Whitestone REIT	14,741	213,597
Xenia Hotels & Resorts, Inc.	58,271	981,284

		86,942,944

Real Estate Management/Services - 0.3%

Altisource Residential Corp.#	29,472	323,308
Four Corners Property Trust, Inc.	34,035	704,865
Griffin Industrial Realty, Inc.	400	12,732
HFF, Inc., Class A	20,213	541,910
Kennedy-Wilson Holdings, Inc.	46,468	1,025,084
Marcus & Millichap, Inc.†	8,180	213,089
RE/MAX Holdings, Inc., Class A#	9,997	416,275

		3,237,263

Real Estate Operations & Development - 0.3%

Alexander & Baldwin, Inc.	26,266	1,054,054
BBX Capital Corp., Class A†#	1,702	33,751
Community Healthcare Trust, Inc.	7,100	163,087
Consolidated-Tomoka Land Co.#	2,300	121,279
Forestar Group, Inc.†#	19,252	241,613
FRP Holdings, Inc.†	3,542	119,224
RMR Group, Inc., Class A	3,899	150,306
St. Joe Co.†#	28,451	537,439
Stratus Properties, Inc.†	3,505	66,560
Trinity Place Holdings, Inc.†	10,908	92,718

		2,580,031

Recreational Centers - 0.1%

ClubCorp Holdings, Inc.	36,254	520,245
Planet Fitness, Inc., Class A†#	8,848	191,559

		711,804

Recreational Vehicles - 0.0%

Arctic Cat, Inc.#	7,377	104,532
Malibu Boats, Inc., Class A†	10,168	139,200
MCBC Holdings, Inc.	4,341	51,832

		295,564

Recycling - 0.0%

Aqua Metals, Inc.†#	6,053	55,930

Rental Auto/Equipment - 0.2%

Aaron’s, Inc.	37,026	901,953
McGrath RentCorp	13,219	422,612
Neff Corp.†	5,360	50,330
Rent-A-Center, Inc.	29,226	357,142

		1,732,037

Research & Development - 0.3%

Albany Molecular Research, Inc.†#	14,636	216,906
INC Research Holdings, Inc., Class A†	23,322	1,017,539
PAREXEL International Corp.†	29,579	2,012,259

		3,246,704

Resorts/Theme Parks - 0.1%

Marriott Vacations Worldwide Corp.	12,621	973,079
SeaWorld Entertainment, Inc.#	37,676	490,165

		1,463,244

Respiratory Products - 0.1%

Inogen, Inc.†	9,186	532,972

Retail-Apparel/Shoe - 1.1%

Abercrombie & Fitch Co., Class A	38,355	680,418
American Eagle Outfitters, Inc.#	93,861	1,740,183
Ascena Retail Group, Inc.†	97,450	793,243
Boot Barn Holdings, Inc.†#	7,504	92,899
Buckle, Inc.#	16,123	415,490
Caleres, Inc.	24,130	625,932
Cato Corp., Class A	14,386	493,152
Chico’s FAS, Inc.	73,503	932,018
Children’s Place, Inc.	10,549	858,689
Destination XL Group, Inc.†	20,429	94,586
DSW, Inc., Class A	37,905	907,825
Duluth Holdings, Inc.†#	5,403	163,765
Express, Inc.†	41,887	495,523
Finish Line, Inc., Class A	23,544	566,704
Francesca’s Holdings Corp.†	22,725	310,196
Genesco, Inc.†	11,570	840,445
Guess?, Inc.#	34,455	572,987
Shoe Carnival, Inc.	8,057	238,971
Stein Mart, Inc.	17,538	141,005
Tailored Brands, Inc.#	27,531	362,859
Tilly’s, Inc., Class A†	6,553	57,273
Vera Bradley, Inc.†	11,419	170,828
Winmark Corp.	1,269	131,468

		11,686,459

Retail-Appliances - 0.0%

Conn’s, Inc.†#	11,431	77,616

Retail-Automobile - 0.3%

America’s Car-Mart, Inc.†#	4,444	173,938
Asbury Automotive Group, Inc.†	11,254	604,565
Group 1 Automotive, Inc.	11,707	694,693
Lithia Motors, Inc., Class A#	13,378	1,107,297
Rush Enterprises, Inc., Class A†#	16,597	394,677
Rush Enterprises, Inc., Class B†#	3,710	88,669
Sonic Automotive, Inc., Class A#	15,754	268,448

		3,332,287

Retail-Bedding - 0.1%

Mattress Firm Holding Corp.†#	9,482	606,374

Retail-Bookstores - 0.1%

Barnes & Noble Education, Inc.†	22,567	252,525
Barnes & Noble, Inc.	35,600	407,976

		660,501

Retail-Building Products - 0.1%

BMC Stock Holdings, Inc.†	31,037	618,877
GMS, Inc.†	4,006	98,027
Lumber Liquidators Holdings, Inc.†#	14,830	233,721

Tile Shop Holdings, Inc.†	18,347	285,296

		1,235,921

Retail-Computer Equipment - 0.0%

PC Connection, Inc.	6,393	166,666

Retail-Discount - 0.3%

Big Lots, Inc.	28,107	1,386,237
Citi Trends, Inc.	8,106	158,472
Fred’s, Inc., Class A	19,898	225,047
HSN, Inc.	17,624	736,331
Ollie’s Bargain Outlet Holdings, Inc.†#	11,388	289,483
Tuesday Morning Corp.†	25,281	168,624

		2,964,194

Retail-Hair Salons - 0.0%

Regis Corp.†	20,923	263,002

Retail-Home Furnishings - 0.1%

Haverty Furniture Cos., Inc.	11,066	221,320
Kirkland’s, Inc.†	8,308	104,099
Pier 1 Imports, Inc.	45,604	210,234
Restoration Hardware Holdings, Inc.†#	21,798	735,247

		1,270,900

Retail-Jewelry - 0.0%

Movado Group, Inc.#	8,665	196,695

Retail-Leisure Products - 0.1%

MarineMax, Inc.†	13,921	276,054
Party City Holdco, Inc.†	15,170	264,261
West Marine, Inc.†	10,379	95,798

		636,113

Retail-Major Department Stores - 0.0%

Sears Holdings Corp.†#	6,340	87,302
Sears Hometown and Outlet Stores, Inc.†	6,337	41,697

		128,999

Retail-Misc./Diversified - 0.2%

Container Store Group, Inc.†	8,969	47,715
Five Below, Inc.†	30,177	1,344,687
Gaia, Inc.†#	7,587	60,165
PriceSmart, Inc.	11,284	942,553

		2,395,120

Retail-Office Supplies - 0.1%

Office Depot, Inc.	311,702	1,147,063

Retail-Pawn Shops - 0.2%

Cash America International, Inc.	13,468	586,262
EZCORP, Inc., Class A†#	28,515	295,130
FirstCash, Inc.#	15,491	801,195

		1,682,587

Retail-Pet Food & Supplies - 0.0%

Freshpet, Inc.†#	12,581	132,227
PetMed Express, Inc.#	11,164	225,066

		357,293

Retail-Regional Department Stores - 0.0%

Stage Stores, Inc.#	14,440	77,687

Retail-Restaurants - 1.9%

Biglari Holdings, Inc.†	581	255,983
BJ’s Restaurants, Inc.†	13,149	522,278
Bloomin’ Brands, Inc.	64,132	1,253,139
Bob Evans Farms, Inc.	11,181	458,421
Bojangles’, Inc.†#	5,522	89,180
Buffalo Wild Wings, Inc.†	10,662	1,729,376
Carrols Restaurant Group, Inc.†	19,343	260,357
Cheesecake Factory, Inc.	25,591	1,315,633
Chuy’s Holdings, Inc.†	9,210	278,879
Cracker Barrel Old Country Store, Inc.#	10,815	1,645,070
Dave & Buster’s Entertainment, Inc.†	21,350	991,708
Del Frisco’s Restaurant Group, Inc.†	13,331	200,632
Del Taco Restaurants, Inc.†	13,028	146,304
Denny’s Corp.†	42,700	446,215
DineEquity, Inc.	9,858	768,825
El Pollo Loco Holdings, Inc.†#	11,421	155,554
Fiesta Restaurant Group, Inc.†	14,998	378,850
Fogo De Chao, Inc.†	2,801	34,368
Habit Restaurants, Inc.†#	7,583	116,172
J Alexander’s Holdings, Inc.†	7,514	74,915
Jack in the Box, Inc.	18,393	1,829,368
Jamba, Inc.†#	7,169	78,357
Kona Grill, Inc.†#	4,698	62,436
Luby’s, Inc.†	10,955	49,298
Nathan’s Famous, Inc.†	1,713	84,468
Noodles & Co.†#	6,220	40,679
Papa John’s International, Inc.	15,312	1,145,797
Popeyes Louisiana Kitchen, Inc.†	12,199	665,211
Potbelly Corp.†	13,419	173,910
Red Robin Gourmet Burgers, Inc.†	7,697	386,851
Ruby Tuesday, Inc.†	33,464	101,731
Ruth’s Hospitality Group, Inc.	17,936	268,323
Shake Shack, Inc.†#	8,845	312,229
Sonic Corp.	26,505	760,428
Texas Roadhouse, Inc.	37,327	1,652,466
Wingstop, Inc.#	8,863	268,460
Zoe’s Kitchen, Inc.†#	10,758	292,940

		19,294,811

Retail-Sporting Goods - 0.1%

Big 5 Sporting Goods Corp.	9,999	125,088
Hibbett Sports, Inc.†#	12,868	493,745
Sportsman’s Warehouse Holdings, Inc.†	14,536	148,994
Zumiez, Inc.†#	10,157	169,622

		937,449

Retail-Toy Stores - 0.0%

Build-A-Bear Workshop, Inc.†	7,636	88,578

Retail-Video Rentals - 0.1%

Outerwall, Inc.#	9,578	497,673

Retail-Vitamins & Nutrition Supplements - 0.1%

GNC Holdings, Inc., Class A	38,661	813,041
Vitamin Shoppe, Inc.†	13,610	377,269

		1,190,310

Retirement/Aged Care - 0.0%

Capital Senior Living Corp.†#	15,844	272,358

Rubber-Tires - 0.1%

Cooper Tire & Rubber Co.	31,193	1,060,250

Rubber/Plastic Products - 0.2%

Myers Industries, Inc.	12,220	175,357
Proto Labs, Inc.†#	13,892	760,170
Trinseo SA	16,189	936,696

		1,872,223

Satellite Telecom - 0.2%

DigitalGlobe, Inc.†	35,571	963,618
Globalstar, Inc.†#	210,105	327,764
Intelsat SA†#	16,414	44,318
Iridium Communications, Inc.†#	46,454	386,962

Loral Space & Communications, Inc.†	7,252	264,408

		1,987,070

Savings & Loans/Thrifts - 1.9%

Astoria Financial Corp.	51,862	793,489
Banc of California, Inc.	27,487	613,510
Bank Mutual Corp.	22,988	179,306
BankFinancial Corp.	8,552	105,532
Bear State Financial, Inc.#	10,110	94,630
Beneficial Bancorp, Inc.	39,544	596,324
Berkshire Hills Bancorp, Inc.	17,332	483,389
BofI Holding, Inc.†#	33,777	726,205
Brookline Bancorp, Inc.	38,992	465,564
BSB Bancorp, Inc.†	4,545	109,989
Capitol Federal Financial, Inc.	71,830	1,032,915
Charter Financial Corp.	7,669	100,847
Clifton Bancorp, Inc.	12,332	183,130
Dime Community Bancshares, Inc.	17,610	310,993
ESSA Bancorp, Inc.	4,598	63,223
EverBank Financial Corp.	58,011	1,113,231
First Defiance Financial Corp.	4,960	225,630
First Financial Northwest, Inc.	5,118	67,097
Flagstar Bancorp, Inc.†	11,786	330,951
Flushing Financial Corp.	15,647	362,854
Greene County Bancorp, Inc.	1,701	28,152
Hingham Institution for Savings	754	97,960
Home Bancorp, Inc.#	3,240	93,442
HomeStreet, Inc.†	13,310	346,859
HomeTrust Bancshares, Inc.†	9,319	178,179
Investors Bancorp, Inc.	167,615	2,053,284
Lake Sunapee Bank Group	4,413	79,081
Meridian Bancorp, Inc.	27,171	424,411
Meta Financial Group, Inc.	4,637	285,407
MutualFirst Financial, Inc.	3,065	85,023
Northfield Bancorp, Inc.	23,707	376,704
Northwest Bancshares, Inc.#	54,120	839,942
OceanFirst Financial Corp.	11,545	228,822
Oritani Financial Corp.	21,732	349,233
Pacific Premier Bancorp, Inc.†	15,321	413,514
Provident Financial Holdings, Inc.	3,716	70,976
Provident Financial Services, Inc.	34,402	742,051
SI Financial Group, Inc.	6,267	84,416
Southern Missouri Bancorp, Inc.	3,292	80,720
Sterling Bancorp#	71,406	1,274,597
Territorial Bancorp, Inc.	4,263	121,751
United Community Financial Corp.	26,198	170,549
United Financial Bancorp, Inc.	28,245	395,148
Washington Federal, Inc.	51,219	1,357,303
Waterstone Financial, Inc.	14,331	242,194
Westfield Financial, Inc.	8,962	67,842
WSFS Financial Corp.	16,131	627,496

		19,073,865

Schools - 0.5%

American Public Education, Inc.†	8,723	180,305
Apollo Education Group, Inc.†	48,103	426,674
Bridgepoint Education, Inc.†	10,052	72,877
Bright Horizons Family Solutions, Inc.†	24,740	1,686,278
Cambium Learning Group, Inc.†	7,556	36,344
Capella Education Co.	6,371	375,379
Career Education Corp.†	37,650	246,231
DeVry Education Group, Inc.#	35,236	811,838
Grand Canyon Education, Inc.†#	25,327	1,051,830
K12, Inc.†	19,039	227,516
Strayer Education, Inc.†	5,938	289,062

		5,404,334

Security Services - 0.2%

Alarm.com Holdings, Inc.†#	5,809	159,341
Ascent Capital Group, Inc., Class A†	5,747	133,388
Brink’s Co.	25,377	926,261
LifeLock, Inc.†	47,613	792,280

		2,011,270

Seismic Data Collection - 0.0%

Dawson Geophysical Co.†#	11,361	81,913
Geospace Technologies Corp.†#	7,343	129,751

		211,664

Semiconductor Components-Integrated Circuits - 0.5%

Cirrus Logic, Inc.†	35,304	1,791,678
Exar Corp.†	22,994	209,245
Integrated Device Technology, Inc.†	75,925	1,525,333
MaxLinear, Inc., Class A†	31,456	603,012
Power Integrations, Inc.	15,447	902,105
Sigma Designs, Inc.†	20,191	151,634

		5,183,007

Semiconductor Equipment - 0.7%

Axcelis Technologies, Inc.†	16,414	192,536
Brooks Automation, Inc.	38,266	482,534
Cabot Microelectronics Corp.	13,269	659,735
Cohu, Inc.	14,858	161,506
Entegris, Inc.†	79,670	1,357,577
FormFactor, Inc.†	38,715	400,700
MKS Instruments, Inc.	29,988	1,461,615
Nanometrics, Inc.†	13,328	271,092
Photronics, Inc.†	36,767	351,492
Rudolph Technologies, Inc.†	16,868	295,865
Tessera Technologies, Inc.	27,742	930,467
Ultra Clean Holdings, Inc.†	18,075	131,405
Ultratech, Inc.†	12,175	304,497
Veeco Instruments, Inc.†	22,395	440,510
Xcerra Corp.†	29,805	174,657

		7,616,188

Silver Mining - 0.1%

Hecla Mining Co.	214,984	1,199,611

Software Tools - 0.0%

IDI, Inc.†	8,550	41,553

Specified Purpose Acquisitions - 0.0%

Wins Finance Holdings, Inc.†	794	20,176

Steel Pipe & Tube - 0.2%

Advanced Drainage Systems, Inc.#	19,559	452,400
Mueller Water Products, Inc., Class A	87,805	1,061,562
Omega Flex, Inc.	1,644	62,949
TimkenSteel Corp.	22,214	218,808

		1,795,719

Steel-Producers - 0.4%

AK Steel Holding Corp.†#	133,612	595,909
ALJ Regional Holdings, Inc.†#	10,424	47,638
Carpenter Technology Corp.	26,050	945,094
Commercial Metals Co.	64,718	1,004,423
Ryerson Holding Corp.†	6,140	74,233
Schnitzer Steel Industries, Inc., Class A	14,701	276,085
Worthington Industries, Inc.	25,375	1,088,587

		4,031,969

Steel-Specialty - 0.1%

Allegheny Technologies, Inc.#	61,155	1,043,304

Storage/Warehousing - 0.1%

Mobile Mini, Inc.#	24,952	746,065

Wesco Aircraft Holdings, Inc.†	31,344	430,666

		1,176,731

Superconductor Product & Systems - 0.0%

American Superconductor Corp.†#	6,607	46,778

SupraNational Banks - 0.1%

Banco Latinoamericano de Comercio Exterior SA, Class E	17,046	492,459

Telecom Equipment-Fiber Optics - 0.5%

Acacia Communications, Inc.†#	2,949	329,256
Ciena Corp.†	77,363	1,659,436
Clearfield, Inc.†#	6,452	116,910
Finisar Corp.†	60,571	1,282,894
Harmonic, Inc.†	43,071	186,928
KVH Industries, Inc.†	8,503	73,126
Oclaro, Inc.†	55,583	437,994
Viavi Solutions, Inc.†	132,151	1,028,135

		5,114,679

Telecom Services - 0.5%

Consolidated Communications Holdings, Inc.#	27,984	673,015
EarthLink Holdings Corp.	59,187	377,021
FairPoint Communications, Inc.†#	11,956	166,667
GTT Communications, Inc.†#	14,854	315,351
Hawaiian Telcom Holdco, Inc.†	3,393	75,935
HC2 Holdings, Inc.†#	18,802	90,062
Inteliquent, Inc.	18,364	305,577
Lumos Networks Corp.†	10,655	146,506
NeuStar, Inc., Class A†	30,501	775,030
ORBCOMM, Inc.†	36,407	362,250
RigNet, Inc.†	7,119	89,842
Spok Holdings, Inc.	11,540	190,987
Straight Path Communications, Inc., Class B†#	5,392	127,790
Vonage Holdings Corp.†	107,630	625,330
West Corp.	24,338	570,239

		4,891,602

Telecommunication Equipment - 0.2%

ADTRAN, Inc.	27,683	508,814
Comtech Telecommunications Corp.	8,813	113,600
Numerex Corp., Class A†	7,790	58,347
Plantronics, Inc.	18,694	946,851
Preformed Line Products Co.	1,412	61,930
ShoreTel, Inc.†	37,895	303,918
Sonus Networks, Inc.†	26,870	231,619

		2,225,079

Telephone-Integrated - 0.2%

Cincinnati Bell, Inc.†	118,502	495,338
General Communication, Inc., Class A†	16,304	226,626
IDT Corp., Class B	9,774	145,535
Shenandoah Telecommunications Co.	26,057	670,186
Windstream Holdings, Inc.#	54,084	460,255

		1,997,940

Television - 0.2%

Central European Media Enterprises, Ltd., Class A†#	43,066	101,636
Gray Television, Inc.†	36,118	405,605
Sinclair Broadcast Group, Inc., Class A	37,254	1,060,994

		1,568,235

Textile-Apparel - 0.0%

Perry Ellis International, Inc.†	7,075	131,878
Unifi, Inc.†	8,819	229,559

		361,437

Textile-Products - 0.0%

Culp, Inc.	6,063	192,258

Theaters - 0.1%

AMC Entertainment Holdings, Inc., Class A#	12,190	370,698
Carmike Cinemas, Inc.†	13,567	435,365
National CineMedia, Inc.	34,661	518,182
Reading International, Inc., Class A†	9,474	128,183

		1,452,428

Therapeutics - 0.4%

Akebia Therapeutics, Inc.†#	20,234	164,502
Anika Therapeutics, Inc.†	7,937	374,944
Axovant Sciences, Ltd.†#	13,764	225,867
Axsome Therapeutics, Inc.†#	6,261	45,330
Bio-Path Holdings, Inc.†#	46,767	71,554
Cara Therapeutics, Inc.†#	11,831	64,124
Concert Pharmaceuticals, Inc.†	9,284	90,241
Dyax Corp. CVR†(1)(2)	82,437	201,971
Egalet Corp.†#	12,474	85,572
Flexion Therapeutics, Inc.†#	10,424	173,872
La Jolla Pharmaceutical Co.†	7,839	128,168
MannKind Corp.†#	182,623	146,281
Mirati Therapeutics, Inc.†	7,149	36,102
Osiris Therapeutics, Inc.#	11,195	56,087
Portola Pharmaceuticals, Inc.†	27,740	564,786
Proteostasis Therapeutics, Inc.†#	3,567	51,044
Sarepta Therapeutics, Inc.†#	24,066	627,401
Seres Therapeutics, Inc.†#	10,039	105,108
Vital Therapies, Inc.†	13,336	76,415
Voyager Therapeutics, Inc.†	6,610	80,444
Xencor, Inc.†	18,111	382,685
Zafgen, Inc.†#	12,871	38,484

		3,790,982

Tobacco - 0.2%

Alliance One International, Inc.†	4,696	99,696
Turning Point Brands, Inc.†#	3,355	43,380
Universal Corp.#	12,495	751,824
Vector Group, Ltd.#	49,790	1,110,815

		2,005,715

Toys - 0.0%

JAKKS Pacific, Inc.†#	8,624	79,427

Transactional Software - 0.3%

ACI Worldwide, Inc.†	64,989	1,241,290
Bottomline Technologies de, Inc.†	22,631	522,550
InnerWorkings, Inc.†	21,642	191,964
Synchronoss Technologies, Inc.†	23,257	970,980

		2,926,784

Transport-Air Freight - 0.1%

Air Transport Services Group, Inc.†	29,214	423,019
Atlas Air Worldwide Holdings, Inc.†	13,813	513,015

		936,034

Transport-Equipment & Leasing - 0.2%

GATX Corp.#	23,041	1,010,348
Greenbrier Cos., Inc.#	15,277	517,737
Textainer Group Holdings, Ltd.#	12,774	113,561

Willis Lease Finance Corp.†#	2,401	61,442

		1,703,088

Transport-Marine - 0.5%

Ardmore Shipping Corp.#	12,290	88,734
CAI International, Inc.†	8,828	70,359
Costamare, Inc.	14,903	131,147
DHT Holdings, Inc.#	51,699	222,823
Dorian LPG, Ltd.†#	13,647	72,739
Frontline, Ltd.#	36,591	279,921
GasLog, Ltd.#	23,041	313,358
Gener8 Maritime, Inc.†#	22,109	110,766
Golar LNG, Ltd.	50,100	1,043,583
Hornbeck Offshore Services, Inc.†#	18,320	100,210
Navios Maritime Acquisition Corp.#	45,431	65,875
Nordic American Tankers, Ltd.#	48,908	501,796
Overseas Shipholding Group, Inc., Class A	20,362	220,724
Scorpio Bulkers, Inc.†#	21,503	74,185
Scorpio Tankers, Inc.	92,073	450,237
Ship Finance International, Ltd.#	33,758	509,408
Teekay Corp.#	24,748	178,928
Teekay Tankers, Ltd., Class A	65,618	171,263
Tidewater, Inc.#	26,656	87,165

		4,693,221

Transport-Services - 0.2%

Echo Global Logistics, Inc.†	16,185	417,573
Hub Group, Inc., Class A†	18,884	769,523
Matson, Inc.	24,368	940,361
Radiant Logistics, Inc.†	21,264	62,091

		2,189,548

Transport-Truck - 0.7%

ArcBest Corp.	13,862	253,813
Celadon Group, Inc.	15,350	119,883
Covenant Transportation Group, Inc., Class A†	6,681	128,810
Forward Air Corp.	16,772	772,854
Heartland Express, Inc.#	25,944	493,714
Knight Transportation, Inc.	37,714	1,059,763
Marten Transport, Ltd.	12,943	279,181
P.A.M. Transportation Services, Inc.†	1,328	26,294
Roadrunner Transportation Systems, Inc.†	17,230	143,698
Saia, Inc.†	14,193	431,893
Swift Transportation Co.†#	42,078	783,072
Universal Logistics Holdings, Inc.	4,696	63,490
USA Truck, Inc.†	5,036	55,900
Werner Enterprises, Inc.	25,167	580,854
XPO Logistics, Inc.†#	55,167	1,974,979
YRC Worldwide, Inc.†#	18,332	212,468

		7,380,666

Travel Services - 0.1%

Liberty TripAdvisor Holdings, Inc., Class A†	40,894	851,004

Venture Capital - 0.0%

Safeguard Scientifics, Inc.†	11,336	159,838

Veterinary Diagnostics - 0.2%

Heska Corp.†	3,435	187,448
Neogen Corp.†	20,518	1,211,793
Phibro Animal Health Corp., Class A	10,555	256,170

		1,655,411

Vitamins & Nutrition Products - 0.1%

Lifevantage Corp.†	7,739	94,880
Natural Grocers by Vitamin Cottage, Inc.†#	5,123	63,269
Natural Health Trends Corp.#	4,179	134,313
Nature’s Sunshine Products, Inc.	4,798	65,205
Nutraceutical International Corp.†	4,646	117,683
Omega Protein Corp.†	12,318	310,537
Synutra International, Inc.†	11,875	46,550
USANA Health Sciences, Inc.†	2,925	399,965

		1,232,402

Water - 0.3%

American States Water Co.	20,580	802,208
Artesian Resources Corp., Class A	4,365	119,907
California Water Service Group#	27,069	825,334
Connecticut Water Service, Inc.	6,102	282,950
Consolidated Water Co., Ltd.	8,188	103,824
Global Water Resources, Inc.#	4,635	36,987
Middlesex Water Co.	8,937	298,228
SJW Corp.	9,197	392,620
York Water Co.	7,245	205,033

		3,067,091

Water Treatment Systems - 0.0%

Energy Recovery, Inc.†	19,392	234,255

Web Hosting/Design - 0.2%

Endurance International Group Holdings, Inc.†#	33,795	268,670
NIC, Inc.	35,763	821,834
Q2 Holdings, Inc.†#	14,399	407,780
Rightside Group, Ltd.†	6,547	61,738
Web.com Group, Inc.†	23,943	418,045

		1,978,067

Web Portals/ISP - 0.0%

Blucora, Inc.†	22,083	228,559
MeetMe, Inc.†	23,245	133,891

		362,450

Wire & Cable Products - 0.3%

Belden, Inc.	23,620	1,761,816
Encore Wire Corp.	11,388	440,943
General Cable Corp.#	27,316	440,607
Insteel Industries, Inc.	9,870	328,671

		2,972,037

Wireless Equipment - 0.5%

Aerohive Networks, Inc.†	13,493	89,459
CalAmp Corp.†	20,164	293,991
Gogo, Inc.†#	31,693	387,605
InterDigital, Inc.	19,517	1,393,709
Telenav, Inc.†	18,351	106,986
Ubiquiti Networks, Inc.†#	14,616	751,263
ViaSat, Inc.†#	25,043	1,879,227

		4,902,240

X-Ray Equipment - 0.0%

ViewRay, Inc.†#	3,738	15,700

Total Common Stocks
(cost $763,540,064)		975,867,077

RIGHTS - 0.0%
Oil Refining & Marketing - 0.0%

Par Pacific Holdings, Inc.† Expires 09/14/2016 (strike price $12.25) (cost $0)	15,747	614

WARRANTS - 0.0%
Medical-Biomedical/Gene - 0.0%

Asterias Biotherapeutics, Inc.† Expires 09/30/2016 (strike price $5.00) (cost $682)	1,196	227

Total Long-Term Investment Securities
(cost $763,540,746)		975,867,918

SHORT-TERM INVESTMENT SECURITIES - 16.2%
Registered Investment Companies - 12.0%

State Street Navigator Securities Lending Prime Portfolio 0.43%(3)(4)	122,692,454	122,692,454

U.S. Government Treasuries - 4.2%

United States Treasury Bills
0.22% due 09/22/2016(5)	$3,500,000	3,499,584
0.23% due 09/01/2016	5,000,000	5,000,000
0.24% due 09/22/2016	5,000,000	4,999,405
0.25% due 09/29/2016	10,000,000	9,997,930
0.26% due 09/01/2016	5,000,000	5,000,000
0.27% due 09/15/2016	10,000,000	9,999,220
0.27% due 09/22/2016	5,000,000	4,999,405

		43,495,544

Total Short-Term Investment Securities
(cost $166,187,557)		166,187,998

REPURCHASE AGREEMENTS - 1.4%

State Street Bank and Trust Co. Joint Repurchase Agreement(6) (cost $14,065,000)	14,065,000	14,065,000

TOTAL INVESTMENTS
(cost $943,793,303)(7)	112.8%	1,156,120,916
Liabilities in excess of other assets	(12.8)	(131,386,769)

NET ASSETS	100.0%	$1,024,734,147

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(2)	Illiquid security. At August 31, 2016, the aggregate value of these securities was $204,400 representing 0.0% of net assets.
(3)	At August 31, 2016, the Fund had loaned securities with a total value of $162,286,021. This was secured by collateral of $122,692,454, which was received in cash and subsequently invested in short-term investments currently valued at $122,692,454 as reported in the Portfolio of Investments. Additional collateral of $45,698,876 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2016
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 09/01/2044	$32
Federal National Mtg. Assoc.	2.00% to 4.25%	11/01/2027 to 02/25/2044	54
Government National Mtg. Assoc.	2.50% to 3.50%	01/20/2043 to 05/16/2048	22
United States Treasury Bills	0.00%	09/08/2016 to 06/22/2017	8,453,990
United States Treasury Notes/Bonds	0.13% to 8.88%	09/30/2016 to 05/15/2046	37,244,778

(4)	The rate shown is the 7-day yield as of August 31, 2016.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	See Note 3 for details of Joint Repurchase Agreements.
(7)	See Note 5 for cost of investments on a tax basis.

CVR - Contingent Value Rights

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2016	Unrealized Appreciation (Depreciation)
393	Long	Russelll 2000 Mini Index	September 2016	$44,434,625	$48,684,840	$4,250,215

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Building & Construction Products-Misc.	$9,129,807	$476,440	$—	$9,606,247
Cellular Telecom	488,522	—	0	488,522
Insurance-Life/Health	4,907,475	8,313	—	4,915,788
Medical-Biomedical/Gene	35,501,968	—	2,429	35,504,397
Medical-Drugs	20,503,158	—	0	20,503,158
Oil Companies - Exploration & Production	11,690,841	—	0	11,690,841
Real Estate Investment Trusts	86,942,944	—	0	86,942,944
Therapeutics	3,589,011	—	201,971	3,790,982
Other Industries	802,424,198	—	—	802,424,198
Rights	614	—	—	614
Warrants	227	—	—	227
Short-Term Investment Securities:
Registered Investment Companies	122,692,454	—	—	122,692,454
U.S. Government Treasuries	—	43,495,544	—	43,495,544
Repurchase Agreements	—	14,065,000	—	14,065,000

Total Investments at Value	$1,097,871,219	$58,045,297	$204,400	$1,156,120,916

Other Financial Instruments:†
Futures Contracts	$4,250,215	$—	$—	$4,250,215

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS - August 31, 2016 - (unaudited)

Security Description	Shares / Principal Amount	Value (Note 1)
COMMON STOCKS - 94.0%
Apparel Manufacturers - 0.5%

Delta Apparel, Inc.†	69,636	$1,231,164

Applications Software - 0.8%

Progress Software Corp.†	71,274	2,067,659

Auto/Truck Parts & Equipment-Replacement - 1.8%

Douglas Dynamics, Inc.	139,820	4,485,426

Banks-Commercial - 8.4%

Associated Banc-Corp.	156,751	3,109,940
First Citizens BancShares, Inc., Class A	24,579	7,002,803
Hancock Holding Co.	89,437	2,918,329
Hope Bancorp, Inc.	78,464	1,349,581
TCF Financial Corp.	194,821	2,854,127
UMB Financial Corp.	70,560	4,290,048

		21,524,828

Banks-Super Regional - 0.8%

Huntington Bancshares, Inc.	208,107	2,083,151

Batteries/Battery Systems - 0.8%

EnerSys	28,709	2,020,539

Beverages-Non-alcoholic - 0.7%

Cott Corp.	111,271	1,773,660

Building & Construction Products-Misc. - 1.9%

Simpson Manufacturing Co., Inc.	109,153	4,789,634

Building Products-Cement - 2.3%

Eagle Materials, Inc.	73,545	5,910,812

Chemicals-Diversified - 1.8%

Innospec, Inc.	75,458	4,473,150

Chemicals-Plastics - 0.6%

A. Schulman, Inc.	63,367	1,615,858

Chemicals-Specialty - 3.5%

CSW Industrials, Inc.†	45,116	1,456,344
Quaker Chemical Corp.	45,010	4,501,000
Sensient Technologies Corp.	39,260	2,875,010

		8,832,354

Commercial Services-Finance - 0.3%

Liberty Tax, Inc.	59,550	809,285

Computer Services - 2.3%

DST Systems, Inc.	27,533	3,345,535
Sykes Enterprises, Inc.†	85,492	2,498,931

		5,844,466

Computers-Integrated Systems - 0.9%

NetScout Systems, Inc.†	74,885	2,215,098

Computers-Memory Devices - 0.2%

Imation Corp.†#	575,692	477,882

Consumer Products-Misc. - 2.0%

Central Garden & Pet Co.†#	101,077	2,595,657
Helen of Troy, Ltd.†	28,644	2,587,699

		5,183,356

Containers-Metal/Glass - 1.2%

Silgan Holdings, Inc.	62,068	2,986,712

Dental Supplies & Equipment - 1.1%

Patterson Cos., Inc.	63,030	2,899,380

Disposable Medical Products - 1.3%

ICU Medical, Inc.†	11,129	1,388,565
STERIS PLC	25,444	1,798,382

		3,186,947

Diversified Operations/Commercial Services - 1.2%

Viad Corp.	83,084	2,971,084

E-Marketing/Info - 0.4%

New Media Investment Group, Inc.	67,175	1,073,456

Electric Products-Misc. - 2.0%

Novanta, Inc.†	307,557	5,194,638

Electric-Integrated - 0.6%

Hawaiian Electric Industries, Inc.	53,334	1,600,553

Electronic Components-Misc. - 2.8%

AVX Corp.	136,021	1,868,929
Jabil Circuit, Inc.	60,549	1,283,033
Vishay Intertechnology, Inc.#	280,053	3,965,550

		7,117,512

Electronic Components-Semiconductors - 0.5%

DSP Group, Inc.†	104,106	1,201,383

Electronic Measurement Instruments - 2.2%

ESCO Technologies, Inc.	70,875	3,197,880
Orbotech, Ltd.†	83,973	2,399,948

		5,597,828

Engineering/R&D Services - 0.7%

EMCOR Group, Inc.	33,206	1,901,376

Food-Baking - 0.2%

Flowers Foods, Inc.#	41,378	616,946

Food-Canned - 1.6%

TreeHouse Foods, Inc.†	44,047	4,172,572

Food-Misc./Diversified - 1.5%

Nomad Foods, Ltd.†	201,970	2,361,029
Snyder’s-Lance, Inc.	42,904	1,516,228

		3,877,257

Food-Retail - 0.4%

SUPERVALU, Inc.†	207,882	1,139,193

Funeral Services & Related Items - 0.7%

Matthews International Corp., Class A	30,605	1,882,514

Garden Products - 0.9%

Scotts Miracle-Gro Co., Class A	26,713	2,211,836

Human Resources - 1.3%

Korn/Ferry International	142,689	3,401,706

Identification Systems - 0.7%

Brady Corp., Class A	52,938	1,772,894

Insurance Brokers - 1.4%

Brown & Brown, Inc.	94,118	3,526,601

Insurance-Property/Casualty - 2.3%

ProAssurance Corp.	70,453	3,876,324
Stewart Information Services Corp.	43,820	2,006,080

		5,882,404

Insurance-Reinsurance - 3.8%

Endurance Specialty Holdings, Ltd.	33,761	2,223,162
RenaissanceRe Holdings, Ltd.	23,484	2,811,035
Validus Holdings, Ltd.	91,391	4,641,749

		9,675,946

Investment Companies - 1.0%

Apollo Investment Corp.	187,603	1,150,006
New Mountain Finance Corp.#	77,290	1,102,156
Real Industry, Inc.†	39,937	274,367

		2,526,529

Investment Management/Advisor Services - 2.1%

Artisan Partners Asset Management, Inc., Class A	71,155	1,860,703
CIFC LLC#	45,648	511,258
Westwood Holdings Group, Inc.	58,309	2,918,365

		5,290,326

Machinery-Electrical - 1.7%

Franklin Electric Co., Inc.	115,206	4,406,629

Machinery-General Industrial - 1.7%

Kadant, Inc.	78,568	4,214,388

Medical Imaging Systems - 2.0%

Analogic Corp.	56,490	5,027,610

Medical Instruments - 0.7%

CryoLife, Inc.	69,663	1,111,125
Halyard Health, Inc.†	18,498	674,252

		1,785,377

Medical Products - 0.9%

Haemonetics Corp.†	63,079	2,344,016

Medical-Biomedical/Gene - 1.5%

Bio-Rad Laboratories, Inc., Class A†	9,084	1,351,790
Emergent BioSolutions, Inc.†	37,755	1,006,171
Innoviva, Inc.#	132,523	1,469,680

		3,827,641

Medical-Wholesale Drug Distribution - 0.6%

Owens & Minor, Inc.	45,790	1,573,802

Metal Processors & Fabrication - 2.1%

Mueller Industries, Inc.	156,418	5,405,806

Miscellaneous Manufacturing - 0.9%

Hillenbrand, Inc.	72,916	2,344,249

Networking Products - 0.8%

NETGEAR, Inc.†	35,070	1,998,990

Office Supplies & Forms - 0.6%

ACCO Brands Corp.†	157,774	1,577,740

Oil & Gas Drilling - 0.9%

Atwood Oceanics, Inc.#	77,504	612,282
Patterson-UTI Energy, Inc.	84,662	1,650,062

		2,262,344

Oil Companies-Exploration & Production - 2.3%

Energen Corp.	37,691	2,167,233
Laredo Petroleum, Inc.†#	140,374	1,723,793
WPX Energy, Inc.†	165,504	1,986,048

		5,877,074

Oil-Field Services - 1.3%

CARBO Ceramics, Inc.#	89,309	1,119,042
Steel Excel, Inc.†	124,564	1,370,204
TETRA Technologies, Inc.†	119,456	722,709

		3,211,955

Paper & Related Products - 2.0%

Neenah Paper, Inc.	28,408	2,284,855
Schweitzer-Mauduit International, Inc.	73,135	2,872,743

		5,157,598

Printing-Commercial - 1.5%

Deluxe Corp.	5,917	403,362
Ennis, Inc.	201,015	3,332,829

		3,736,191

Publishing-Newspapers - 0.6%

A.H. Belo Corp., Class A	234,061	1,462,881

Publishing-Periodicals - 0.4%

Time, Inc.	70,789	998,125

Quarrying - 0.5%

Compass Minerals International, Inc.#	15,396	1,147,464

Real Estate Investment Trusts - 2.9%

Annaly Capital Management, Inc.	125,667	1,345,894
Apollo Commercial Real Estate Finance, Inc.	76,318	1,243,983
Gramercy Property Trust	230,460	2,230,853
LaSalle Hotel Properties	93,435	2,621,786

		7,442,516

Retail-Apparel/Shoe - 1.5%

Buckle, Inc.#	88,175	2,272,270
Christopher & Banks Corp.†#	188,005	278,247
Guess?, Inc.	83,789	1,393,411

		3,943,928

Retail-Office Supplies - 0.2%

Office Depot, Inc.	105,862	389,572

Retail-Restaurants - 3.6%

Denny’s Corp.†	242,351	2,532,568
DineEquity, Inc.	37,887	2,954,807
Ruby Tuesday, Inc.†	180,901	549,939
Wendy’s Co.	310,139	3,160,317

		9,197,631

Semiconductor Components-Integrated Circuits - 0.5%

Exar Corp.†	131,651	1,198,024

Telecom Services - 0.1%

Aviat Networks, Inc.†	21,749	205,746

Textile-Products - 0.2%

Dixie Group, Inc.†#	98,557	461,247

Transactional Software - 0.5%

ACI Worldwide, Inc.†	65,639	1,253,705

Total Long-Term Investment Securities
(cost $212,031,322)		239,498,164

SHORT-TERM INVESTMENT SECURITIES - 10.3%
Registered Investment Companies - 4.1%

State Street Navigator Securities Lending Prime Portfolio 0.43%(1)(2)	10,416,542	10,416,542

Time Deposits - 6.2%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/01/2016	$15,758,000	15,758,000

Total Short-Term Investment Securities
(cost $26,174,542)		26,174,542

TOTAL INVESTMENTS
(cost $238,205,864)(3)	104.3%	265,672,706
Liabilities in excess of other assets	(4.3)	(10,942,012)

NET ASSETS	100.0%	$254,730,694

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At August 31, 2016, the Fund had loaned securities with a total value of $13,943,119. This was secured by collateral of $10,416,542, which was received in cash and subsequently invested in short-term investments currently valued at $10,416,542 as reported in the Portfolio of Investments. Additional collateral of $4,055,409 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2016
United States Treasury Notes/Bonds	0.13% to 3.63%	01/31/2017 to 05/15/2045	$4,055,409

(2)	The rate shown is the 7-day yield as of August 31, 2016.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$239,498,164	$—	$—	$239,498,164
Short-Term Investment Securities:
Registered Investment Companies	10,416,542	—	—	10,416,542
Time Deposits	—	15,758,000	—	15,758,000

Total Investments at Value	$249,914,706	$15,758,000	$—	$265,672,706

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2016 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 97.3%
Aerospace/Defense - 0.9%

Aerovironment, Inc.†#	40,687	$1,006,596

Apparel Manufacturers - 0.4%

Under Armour, Inc., Class A†#	11,372	450,672

Applications Software - 2.1%

Red Hat, Inc.†	9,554	697,251
ServiceNow, Inc.†	10,769	782,583
Tableau Software, Inc., Class A†	13,838	803,019

		2,282,853

Auto/Truck Parts & Equipment-Original - 0.7%

Mobileye NV†#	15,684	766,791

Banks-Commercial - 3.6%

Eagle Bancorp, Inc.†	50,544	2,616,158
First Republic Bank	15,773	1,213,890

		3,830,048

Beverages-Wine/Spirits - 0.9%

MGP Ingredients, Inc.#	22,948	916,543

Building & Construction Products-Misc. - 1.1%

Fortune Brands Home & Security, Inc.	17,953	1,141,093

Building-Heavy Construction - 1.9%

SBA Communications Corp., Class A†	18,000	2,054,700

Building-Residential/Commercial - 1.1%

M/I Homes, Inc.†	50,915	1,178,173

Chemicals-Specialty - 1.8%

Ashland, Inc.	16,188	1,895,291

Coatings/Paint - 3.4%

Axalta Coating Systems, Ltd.†	40,236	1,151,554
RPM International, Inc.	45,277	2,468,955

		3,620,509

Commercial Services - 1.9%

Healthcare Services Group, Inc.	49,621	2,003,200

Commercial Services-Finance - 2.4%

FleetCor Technologies, Inc.†	7,726	1,268,609
Global Payments, Inc.	16,582	1,259,403

		2,528,012

Computer Software - 1.8%

InterXion Holding NV†	50,433	1,881,151

Computers-Periphery Equipment - 2.8%

Electronics For Imaging, Inc.†#	50,964	2,399,385
Kornit Digital, Ltd.†#	53,724	606,007

		3,005,392

Diagnostic Equipment - 0.6%

Cepheid†	18,122	621,947

Disposable Medical Products - 1.6%

C.R. Bard, Inc.	7,524	1,661,600

Drug Delivery Systems - 0.2%

Revance Therapeutics, Inc.†#	15,897	223,353

E-Commerce/Services - 0.4%

Match Group, Inc.†#	23,683	383,428

Electric Products-Misc. - 0.8%

AMETEK, Inc.	18,419	897,926

Electronic Components-Semiconductors - 1.7%

Cavium, Inc.†	18,059	1,005,525
Qorvo, Inc.†	13,211	758,708

		1,764,233

Electronic Connectors - 1.3%

Amphenol Corp., Class A	22,989	1,432,445

Enterprise Software/Service - 2.3%

Evolent Health, Inc.†	18,110	450,396
Guidewire Software, Inc.†	14,297	879,694
Tyler Technologies, Inc.†	6,643	1,089,120

		2,419,210

Finance-Consumer Loans - 0.5%

SLM Corp.†	75,335	558,609

Finance-Investment Banker/Broker - 0.5%

Lazard, Ltd., Class A	15,107	559,412

Food-Canned - 2.1%

TreeHouse Foods, Inc.†	23,792	2,253,816

Food-Misc./Diversified - 3.4%

Blue Buffalo Pet Products, Inc.†	50,225	1,294,801
Hain Celestial Group, Inc.†#	21,033	772,963
McCormick & Co., Inc.	15,293	1,559,274

		3,627,038

Food-Retail - 0.9%

Whole Foods Market, Inc.	31,983	971,644

Instruments-Controls - 3.1%

Mettler-Toledo International, Inc.†	4,758	1,917,807
Sensata Technologies Holding NV†	37,573	1,430,780

		3,348,587

Instruments-Scientific - 1.4%

PerkinElmer, Inc.	27,623	1,470,925

Internet Application Software - 0.5%

Splunk, Inc.†	8,514	495,855

Investment Management/Advisor Services - 1.7%

Affiliated Managers Group, Inc.†	12,493	1,774,631

Machinery-General Industrial - 2.7%

Middleby Corp.†	22,568	2,892,089

Machinery-Pumps - 2.4%

Xylem, Inc.	51,115	2,599,709

Medical Products - 3.4%

ABIOMED, Inc.†	7,074	834,307
Henry Schein, Inc.†	8,735	1,430,706
Teleflex, Inc.	7,244	1,326,304

		3,591,317

Medical-Biomedical/Gene - 3.9%

Acceleron Pharma, Inc.†#	14,229	427,012
Achillion Pharmaceuticals, Inc.†	28,526	235,625
Alder Biopharmaceuticals, Inc.†#	21,374	704,701
Aptevo Therapeutics, Inc.†	9,500	25,840
Corium International, Inc.†#	63,371	376,424
Dynavax Technologies Corp.†#	12,992	203,454
Emergent BioSolutions, Inc.†	19,000	506,350
Exelixis, Inc.†	38,772	432,308
Intellia Therapeutics, Inc.†#	5,475	106,489
Otonomy, Inc.†#	12,935	212,781
Rigel Pharmaceuticals, Inc.†	50,380	169,780
Ultragenyx Pharmaceutical, Inc.†#	12,059	794,929

		4,195,693

Medical-Drugs - 3.4%

ACADIA Pharmaceuticals, Inc.†#	18,909	607,546
Alkermes PLC†	25,922	1,134,606
Cempra, Inc.†#	30,271	664,146
Galapagos NV ADR†#	11,458	622,169
Ophthotech Corp.†	10,237	540,616

		3,569,083

Medical-Hospitals - 1.6%

Acadia Healthcare Co., Inc.†	18,895	967,235
Adeptus Health, Inc., Class A†#	17,235	733,522

		1,700,757

Miscellaneous Manufacturing - 0.9%

John Bean Technologies Corp.	13,818	949,020

Office Supplies & Forms - 2.4%

Avery Dennison Corp.	32,787	2,539,025

Oil Companies-Exploration & Production - 0.3%

Concho Resources, Inc.†	2,482	320,674

Oil Field Machinery & Equipment - 0.4%

Dril-Quip, Inc.†	7,012	389,657

Power Converter/Supply Equipment - 0.7%

Hubbell, Inc.	7,154	774,850

Real Estate Management/Services - 1.5%

HFF, Inc., Class A	58,266	1,562,111

Retail-Apparel/Shoe - 3.9%

Burlington Stores, Inc.†	23,791	1,932,305
Kate Spade & Co.†	88,852	1,657,978
PVH Corp.	4,998	538,585

		4,128,868

Retail-Auto Parts - 0.5%

Advance Auto Parts, Inc.	3,438	541,072

Retail-Gardening Products - 1.3%

Tractor Supply Co.	17,057	1,431,935

Retail-Misc./Diversified - 1.0%

Five Below, Inc.†	24,123	1,074,921

Retail-Perfume & Cosmetics - 1.6%

Ulta Salon Cosmetics & Fragrance, Inc.†	6,888	1,702,783

Retail-Restaurants - 6.5%

Chipotle Mexican Grill, Inc.†#	3,011	1,245,741
Jack in the Box, Inc.	15,934	1,584,796
Panera Bread Co., Class A†	11,428	2,481,590
Shake Shack, Inc.†#	11,054	390,206
Wingstop, Inc.#	25,574	774,637
Zoe’s Kitchen, Inc.†#	15,801	430,261

		6,907,231

Telecom Services - 1.6%

Level 3 Communications, Inc.†	33,721	1,673,573

Television - 1.2%

AMC Networks, Inc., Class A†	22,612	1,228,736

Therapeutics - 0.3%

Voyager Therapeutics, Inc.†	23,172	282,003

Transactional Software - 1.7%

Black Knight Financial Services, Inc., Class A†#	46,950	1,831,989

Transport-Rail - 0.5%

Kansas City Southern	5,595	541,148

Veterinary Diagnostics - 2.3%

VCA, Inc.†	34,644	2,453,142

Web Hosting/Design - 1.5%

GoDaddy, Inc., Class A†#	48,557	1,572,276

Total Long-Term Investment Securities
(cost $93,069,200)		103,479,345

SHORT-TERM INVESTMENT SECURITIES - 13.0%
Registered Investment Companies - 13.0%

State Street Institutional U.S. Government Money Market Fund, Administration Class 0.01%(2)	2,869,236	2,869,236
State Street Navigator Securities Lending Prime Portfolio 0.43%(1)(2)	10,999,582	10,999,582

Total Short-Term Investment Securities
(cost $13,868,818)		13,868,818

TOTAL INVESTMENTS
(cost $106,938,018)(3)	110.3%	117,348,163
Liabilities in excess of other assets	(10.3)	(10,976,008)

NET ASSETS	100.0%	$106,372,155

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At August 31, 2016, the Fund had loaned securities with a total value of $16,054,253. This was secured by collateral of $10,999,582, which was received in cash and subsequently invested in short-term investments currently valued at $10,999,582 as reported in the Portfolio of Investments. Additional collateral of $5,557,769 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2016
United States Treasury Bills	0.00%	09/15/2016 to 12/29/2016	$899,862
United States Treasury Notes/Bonds	0.13% to 8.88%	12/31/2016 to 05/15/2046	4,657,907

(2)	The rate shown in the 7-day yield as of August 31, 2016.
(3)	See Note 5 for cost of investments on a tax basis.

ADR	- American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$103,479,345	$—	$—	$103,479,345
Short-Term Investment Securities:	13,868,818	—	—	13,868,818

Total Investments at Value	$117,348,163	$—	$—	$117,348,163

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.6%
Advertising Agencies - 0.2%

Interpublic Group of Cos., Inc.	87,406	$2,022,575
Omnicom Group, Inc.#	51,641	4,447,839

		6,470,414

Aerospace/Defense - 1.5%

Boeing Co.#	130,064	16,836,785
General Dynamics Corp.	62,406	9,499,441
Lockheed Martin Corp.	56,872	13,818,190
Northrop Grumman Corp.	39,196	8,312,296
Raytheon Co.	64,506	9,039,226
Rockwell Collins, Inc.	28,279	2,366,669
TransDigm Group, Inc.†#	11,507	3,281,681

		63,154,288

Aerospace/Defense-Equipment - 0.5%

Harris Corp.	27,092	2,519,014
United Technologies Corp.	169,051	17,992,098

		20,511,112

Agricultural Chemicals - 0.3%

CF Industries Holdings, Inc.	50,630	1,316,380
Monsanto Co.	94,887	10,105,465
Mosaic Co.#	75,983	2,284,809

		13,706,654

Agricultural Operations - 0.1%

Archer-Daniels-Midland Co.	127,629	5,585,045

Airlines - 0.5%

Alaska Air Group, Inc.	26,771	1,807,846
American Airlines Group, Inc.	125,585	4,558,736
Delta Air Lines, Inc.	167,598	6,159,226
Southwest Airlines Co.	138,730	5,116,362
United Continental Holdings, Inc.†	72,917	3,675,746

		21,317,916

Apparel Manufacturers - 0.3%

Hanesbrands, Inc.	82,001	2,176,307
Michael Kors Holdings, Ltd.†	38,331	1,876,302
Ralph Lauren Corp.	12,385	1,283,334
Under Armour, Inc., Class A†#	39,779	1,576,442
Under Armour, Inc., Class C†	39,982	1,425,358
VF Corp.	72,464	4,496,391

		12,834,134

Appliances - 0.1%

Whirlpool Corp.	16,500	2,947,560

Applications Software - 2.9%

Citrix Systems, Inc.†	33,689	2,937,681
Intuit, Inc.	55,577	6,194,057
Microsoft Corp.	1,707,388	98,106,514
Red Hat, Inc.†	39,409	2,876,069
Salesforce.com, Inc.†	138,331	10,986,248

		121,100,569

Athletic Footwear - 0.4%

NIKE, Inc., Class B	289,211	16,670,122

Audio/Video Products - 0.0%

Harman International Industries, Inc.	15,325	1,297,874

Auto-Cars/Light Trucks - 0.5%

Ford Motor Co.	847,557	10,679,218
General Motors Co.	304,365	9,715,331

		20,394,549

Auto-Heavy Duty Trucks - 0.1%

PACCAR, Inc.	76,124	4,555,260

Auto/Truck Parts & Equipment-Original - 0.3%

BorgWarner, Inc.#	47,269	1,625,581
Delphi Automotive PLC	59,293	4,189,643
Johnson Controls, Inc.	140,833	6,179,752

		11,994,976

Banks-Commercial - 0.4%

BB&T Corp.	178,301	6,864,588
M&T Bank Corp.#	34,535	4,086,527
Regions Financial Corp.	275,145	2,743,196
Zions Bancorporation	44,446	1,359,603

		15,053,914

Banks-Fiduciary - 0.5%

Bank of New York Mellon Corp.	233,955	9,748,905
Citizens Financial Group, Inc.	114,900	2,846,073
Northern Trust Corp.	46,585	3,288,435
State Street Corp.	86,002	6,040,781

		21,924,194

Banks-Super Regional - 2.3%

Capital One Financial Corp.	111,233	7,964,283
Comerica, Inc.	38,040	1,798,912
Fifth Third Bancorp	166,756	3,361,801
Huntington Bancshares, Inc.	173,523	1,736,965
KeyCorp	182,973	2,298,141
PNC Financial Services Group, Inc.	108,458	9,772,066
SunTrust Banks, Inc.	108,851	4,797,063
US Bancorp#	352,495	15,562,654
Wells Fargo & Co.	1,003,544	50,980,035

		98,271,920

Beverages-Non-alcoholic - 1.9%

Coca-Cola Co.	845,731	36,730,097
Dr Pepper Snapple Group, Inc.	40,360	3,781,732
Monster Beverage Corp.†	30,578	4,705,649
PepsiCo, Inc.	313,744	33,492,172

		78,709,650

Beverages-Wine/Spirits - 0.2%

Brown-Forman Corp., Class B	43,658	2,119,596
Constellation Brands, Inc., Class A	38,317	6,285,904

		8,405,500

Brewery - 0.1%

Molson Coors Brewing Co., Class B	39,994	4,092,186

Broadcast Services/Program - 0.1%

Discovery Communications, Inc., Class A†#	32,685	833,794
Discovery Communications, Inc., Class C†	51,859	1,287,140
Scripps Networks Interactive, Inc., Class A#	20,639	1,307,894

		3,428,828

Building & Construction Products-Misc. - 0.1%

Fortune Brands Home & Security, Inc.	33,314	2,117,438

Building Products-Cement - 0.1%

Martin Marietta Materials, Inc.#	13,798	2,525,448
Vulcan Materials Co.	28,929	3,294,145

		5,819,593

Building Products-Wood - 0.1%

Masco Corp.	72,275	2,564,317

Building-Residential/Commercial - 0.1%

D.R. Horton, Inc.#	71,706	2,298,894
Lennar Corp., Class A#	39,837	1,884,290
PulteGroup, Inc.	68,397	1,461,644

		5,644,828

Cable/Satellite TV - 0.8%

Comcast Corp., Class A	525,163	34,272,137

Casino Hotels - 0.0%

Wynn Resorts, Ltd.#	17,686	1,579,714

Chemicals-Diversified - 1.0%

Dow Chemical Co.	243,891	13,082,313
E.I. du Pont de Nemours & Co.	189,737	13,205,695
Eastman Chemical Co.	32,289	2,192,100
FMC Corp.	29,052	1,363,701
LyondellBasell Industries NV, Class A	74,152	5,849,852
PPG Industries, Inc.	57,791	6,118,911

		41,812,572

Chemicals-Specialty - 0.1%

Albemarle Corp.	24,391	1,950,548
International Flavors & Fragrances, Inc.	17,314	2,399,374

		4,349,922

Coatings/Paint - 0.1%

Sherwin-Williams Co.	17,076	4,844,632

Commercial Services - 0.3%

Cintas Corp.	18,825	2,212,126
Ecolab, Inc.	57,338	7,055,441
Nielsen Holdings PLC#	78,370	4,175,554
Quanta Services, Inc.†	32,806	844,098

		14,287,219

Commercial Services-Finance - 1.0%

Automatic Data Processing, Inc.	98,947	8,886,430
Equifax, Inc.	25,850	3,409,615
Global Payments, Inc.	33,450	2,540,528
H&R Block, Inc.	48,743	1,055,773
Moody’s Corp.	36,717	3,990,771
PayPal Holdings, Inc.†#	239,572	8,900,100
S&P Global, Inc.	57,473	7,100,214
Total System Services, Inc.	36,691	1,807,032
Western Union Co.	106,681	2,295,775

		39,986,238

Computer Aided Design - 0.1%

Autodesk, Inc.†	48,783	3,287,974

Computer Services - 1.5%

Accenture PLC, Class A	135,494	15,581,810
Cognizant Technology Solutions Corp., Class A†	131,601	7,559,162
CSRA, Inc.	29,795	756,495
Hewlett Packard Enterprise Co.	360,944	7,753,077
International Business Machines Corp.	191,833	30,478,427
Teradata Corp.†	28,237	895,960

		63,024,931

Computer Software - 0.1%

Akamai Technologies, Inc.†	38,140	2,093,886

Computers - 3.1%

Apple, Inc.	1,189,762	126,233,748
HP, Inc.	371,563	5,339,361

		131,573,109

Computers-Memory Devices - 0.5%

EMC Corp.	424,258	12,299,239
NetApp, Inc.	62,791	2,171,941
Seagate Technology PLC	64,833	2,187,465
Western Digital Corp.	61,131	2,852,984

		19,511,629

Consulting Services - 0.1%

Verisk Analytics, Inc.†	33,605	2,790,895

Consumer Products-Misc. - 0.3%

Clorox Co.	28,093	3,681,307
Kimberly-Clark Corp.	78,224	10,017,365

		13,698,672

Containers-Metal/Glass - 0.1%

Ball Corp.#	37,783	2,992,036
Owens-Illinois, Inc.†	35,169	630,580

		3,622,616

Containers-Paper/Plastic - 0.1%

Sealed Air Corp.	42,821	2,018,154
WestRock Co.	54,869	2,628,225

		4,646,379

Cosmetics & Toiletries - 1.7%

Colgate-Palmolive Co.	193,973	14,419,953
Estee Lauder Cos., Inc., Class A	48,346	4,313,914
Procter & Gamble Co.	578,185	50,481,332

		69,215,199

Cruise Lines - 0.2%

Carnival Corp.	95,240	4,552,472
Royal Caribbean Cruises, Ltd.#	36,465	2,593,026

		7,145,498

Data Processing/Management - 0.4%

Dun & Bradstreet Corp.#	7,874	1,083,856
Fidelity National Information Services, Inc.	60,271	4,781,298
Fiserv, Inc.†	48,292	4,976,491
Paychex, Inc.	69,618	4,223,724

		15,065,369

Dental Supplies & Equipment - 0.1%

DENTSPLY SIRONA, Inc.	50,877	3,126,900
Patterson Cos., Inc.	18,079	831,634

		3,958,534

Diagnostic Equipment - 0.9%

Abbott Laboratories	319,116	13,409,254
Danaher Corp.	130,145	10,595,105
Thermo Fisher Scientific, Inc.	85,475	13,008,440

		37,012,799

Dialysis Centers - 0.1%

DaVita, Inc.†	35,435	2,290,164

Disposable Medical Products - 0.1%

C.R. Bard, Inc.	15,925	3,516,877

Distribution/Wholesale - 0.2%

Fastenal Co.#	62,748	2,705,066
LKQ Corp.†	66,613	2,404,063
WW Grainger, Inc.#	12,253	2,826,277

		7,935,406

Diversified Banking Institutions - 3.5%

Bank of America Corp.	2,231,183	36,011,294
Citigroup, Inc.#	637,502	30,434,345
Goldman Sachs Group, Inc.	83,911	14,219,558
JPMorgan Chase & Co.	794,270	53,613,225
Morgan Stanley	328,181	10,521,483

		144,799,905

Diversified Manufacturing Operations - 2.8%

3M Co.	131,741	23,613,257
Dover Corp.	33,699	2,443,177
Eaton Corp. PLC	99,483	6,619,599
General Electric Co.	1,997,408	62,399,026
Illinois Tool Works, Inc.#	70,253	8,349,569
Ingersoll-Rand PLC	55,923	3,802,205
Parker-Hannifin Corp.	29,254	3,584,492
Pentair PLC#	39,253	2,514,155
Textron, Inc.	58,392	2,385,313

		115,710,793

Diversified Operations - 0.0%

Leucadia National Corp.	72,405	1,386,556

E-Commerce/Products - 1.7%

Amazon.com, Inc.†	84,038	64,638,668
eBay, Inc.†	229,591	7,383,647

		72,022,315

E-Commerce/Services - 0.5%

Expedia, Inc.	25,461	2,778,304
Priceline Group, Inc.†	10,781	15,273,766
TripAdvisor, Inc.†	24,827	1,514,447

		19,566,517

Electric Products-Misc. - 0.2%

AMETEK, Inc.	50,698	2,471,527
Emerson Electric Co.	139,742	7,361,609

		9,833,136

Electric-Distribution - 0.1%

PPL Corp.	147,040	5,114,051

Electric-Integrated - 2.7%

AES Corp.	143,143	1,727,736
Alliant Energy Corp.	49,333	1,872,187
Ameren Corp.	52,703	2,604,582
American Electric Power Co., Inc.	106,719	6,890,846
CMS Energy Corp.#	60,636	2,544,893
Consolidated Edison, Inc.	66,066	4,971,466
Dominion Resources, Inc.	133,850	9,926,316
DTE Energy Co.	38,974	3,620,685
Duke Energy Corp.	149,638	11,920,163
Edison International	70,770	5,146,394
Entergy Corp.	38,824	3,036,037
Eversource Energy	68,901	3,718,587
Exelon Corp.	200,225	6,807,650
FirstEnergy Corp.	92,252	3,019,408
NextEra Energy, Inc.	100,230	12,121,816
PG&E Corp.	107,745	6,673,725
Pinnacle West Capital Corp.	24,140	1,811,466
Public Service Enterprise Group, Inc.	109,892	4,698,982
SCANA Corp.	31,042	2,193,117
Southern Co.	203,864	10,464,339
WEC Energy Group, Inc.	68,562	4,105,493
Xcel Energy, Inc.	110,332	4,563,332

		114,439,220

Electronic Components-Misc. - 0.2%

Corning, Inc.	233,578	5,299,885
Garmin, Ltd.#	25,479	1,250,509

		6,550,394

Electronic Components-Semiconductors - 2.1%

Broadcom, Ltd.	80,569	14,213,983
Intel Corp.#	1,025,674	36,811,440
Microchip Technology, Inc.#	46,660	2,888,721
Micron Technology, Inc.†	225,256	3,714,471
NVIDIA Corp.#	110,190	6,759,055
Qorvo, Inc.†	27,701	1,590,868
Skyworks Solutions, Inc.	41,321	3,093,290
Texas Instruments, Inc.	218,130	15,168,760
Xilinx, Inc.	55,112	2,987,622

		87,228,210

Electronic Connectors - 0.2%

Amphenol Corp., Class A	66,885	4,167,604
TE Connectivity, Ltd.	77,677	4,937,927

		9,105,531

Electronic Forms - 0.3%

Adobe Systems, Inc.†	108,651	11,116,084

Electronic Measurement Instruments - 0.2%

Agilent Technologies, Inc.	71,195	3,344,741
FLIR Systems, Inc.	29,894	921,632
Fortive Corp.	65,072	3,427,342

		7,693,715

Electronic Security Devices - 0.1%

Allegion PLC	20,794	1,480,949
Johnson Controls International PLC†	92,422	4,036,993

		5,517,942

Electronics-Military - 0.1%

L-3 Communications Holdings, Inc.	16,714	2,487,377

Energy-Alternate Sources - 0.0%

First Solar, Inc.†#	16,656	629,930

Engineering/R&D Services - 0.1%

Fluor Corp.	30,241	1,569,508
Jacobs Engineering Group, Inc.†	26,482	1,395,337

		2,964,845

Engines-Internal Combustion - 0.1%

Cummins, Inc.	34,413	4,322,617

Enterprise Software/Service - 0.7%

CA, Inc.	64,274	2,179,531
Oracle Corp.	676,050	27,866,781

		30,046,312

Entertainment Software - 0.2%

Activision Blizzard, Inc.	110,642	4,577,260
Electronic Arts, Inc.†	65,513	5,321,621

		9,898,881

Finance-Consumer Loans - 0.1%

Navient Corp.	71,790	1,032,340
Synchrony Financial	181,136	5,041,015

		6,073,355

Finance-Credit Card - 1.7%

Alliance Data Systems Corp.†	12,801	2,618,828
American Express Co.	175,588	11,515,061
Discover Financial Services	89,539	5,372,340
MasterCard, Inc., Class A	210,868	20,376,175
Visa, Inc., Class A	413,742	33,471,728

		73,354,132

Finance-Investment Banker/Broker - 0.2%

Charles Schwab Corp.	261,249	8,218,894
E*TRADE Financial Corp.†	60,542	1,597,098

		9,815,992

Finance-Other Services - 0.4%

CME Group, Inc.	73,555	7,969,684
Intercontinental Exchange, Inc.	25,857	7,292,191
Nasdaq, Inc.	25,013	1,781,176

		17,043,051

Food-Confectionery - 0.2%

Hershey Co.	30,525	3,049,142
J.M. Smucker Co.	25,994	3,685,690

		6,734,832

Food-Meat Products - 0.2%

Hormel Foods Corp.	58,696	2,245,709
Tyson Foods, Inc., Class A#	65,280	4,933,210

		7,178,919

Food-Misc./Diversified - 1.2%

Campbell Soup Co.	38,946	2,364,801
ConAgra Foods, Inc.	94,794	4,418,348
General Mills, Inc.	129,111	9,143,641
Kellogg Co.	54,745	4,500,586
Kraft Heinz Co.	129,418	11,581,617
McCormick & Co., Inc.	25,036	2,552,671
Mondelez International, Inc., Class A	337,126	15,177,413

		49,739,077

Food-Retail - 0.2%

Kroger Co.#	207,173	6,627,464
Whole Foods Market, Inc.#	69,730	2,118,398

		8,745,862

Food-Wholesale/Distribution - 0.1%

Sysco Corp.	113,834	5,903,431

Gas-Distribution - 0.2%

CenterPoint Energy, Inc.	93,534	2,101,709
NiSource, Inc.	69,842	1,672,018
Sempra Energy	51,483	5,386,666

		9,160,393

Gold Mining - 0.1%

Newmont Mining Corp.	115,236	4,406,625

Hazardous Waste Disposal - 0.0%

Stericycle, Inc.†	18,444	1,585,815

Home Decoration Products - 0.1%

Newell Brands, Inc.	99,196	5,265,324

Home Furnishings - 0.0%

Leggett & Platt, Inc.	29,176	1,531,156

Hotels/Motels - 0.2%

Marriott International, Inc., Class A#	41,416	2,954,203
Starwood Hotels & Resorts Worldwide, Inc.	36,610	2,835,811
Wyndham Worldwide Corp.	24,317	1,721,400

		7,511,414

Human Resources - 0.0%

Robert Half International, Inc.	28,523	1,093,287

Independent Power Producers - 0.0%

NRG Energy, Inc.	68,402	828,348

Industrial Automated/Robotic - 0.1%

Rockwell Automation, Inc.	28,292	3,279,892

Industrial Gases - 0.3%

Air Products & Chemicals, Inc.	42,241	6,573,544
Praxair, Inc.	61,961	7,561,721

		14,135,265

Instruments-Controls - 0.5%

Honeywell International, Inc.	165,540	19,320,173

Instruments-Scientific - 0.1%

PerkinElmer, Inc.	23,682	1,261,067
Waters Corp.†	17,581	2,765,667

		4,026,734

Insurance Brokers - 0.5%

Aon PLC	57,542	6,407,302
Arthur J. Gallagher & Co.	38,474	1,901,000
Marsh & McLennan Cos., Inc.	113,218	7,656,933
Willis Towers Watson PLC	30,071	3,729,105

		19,694,340

Insurance-Life/Health - 0.5%

Aflac, Inc.	89,922	6,670,414
Lincoln National Corp.	51,915	2,493,477
Principal Financial Group, Inc.#	58,551	2,873,098
Prudential Financial, Inc.	96,007	7,621,036
Torchmark Corp.	24,371	1,576,316
Unum Group	51,644	1,839,043

		23,073,384

Insurance-Multi-line - 1.3%

Allstate Corp.	81,317	5,607,620
American International Group, Inc.(1)	243,066	14,542,639
Assurant, Inc.	13,452	1,204,627
Chubb, Ltd.	100,889	12,805,841
Cincinnati Financial Corp.#	32,129	2,477,467
Hartford Financial Services Group, Inc.	85,447	3,509,308
Loews Corp.#	58,174	2,435,164
MetLife, Inc.	238,643	10,357,106

		52,939,772

Insurance-Property/Casualty - 0.3%

Progressive Corp.	126,634	4,123,203
Travelers Cos., Inc.	63,511	7,539,391
XL Group, Ltd.	61,832	2,116,509

		13,779,103

Insurance-Reinsurance - 1.5%

Berkshire Hathaway, Inc., Class B†	407,021	61,252,590

Internet Content-Entertainment - 1.7%

Facebook, Inc., Class A†	502,164	63,332,924
Netflix, Inc.†	93,031	9,065,871

		72,398,795

Internet Infrastructure Software - 0.0%

F5 Networks, Inc.†	14,548	1,785,476

Internet Security - 0.1%

Symantec Corp.	132,996	3,209,194
VeriSign, Inc.†#	20,734	1,543,646

		4,752,840

Investment Management/Advisor Services - 0.6%

Affiliated Managers Group, Inc.†	11,687	1,660,138
Ameriprise Financial, Inc.	36,015	3,640,396
BlackRock, Inc.	27,322	10,185,915
Franklin Resources, Inc.	80,043	2,921,570
Invesco, Ltd.	90,635	2,826,906
Legg Mason, Inc.	22,894	791,903
T. Rowe Price Group, Inc.	53,911	3,748,971

		25,775,799

Lighting Products & Systems - 0.1%

Acuity Brands, Inc.	9,519	2,618,867

Machinery-Construction & Mining - 0.2%

Caterpillar, Inc.#	126,823	10,393,145

Machinery-Farming - 0.1%

Deere & Co.#	64,847	5,482,814

Machinery-General Industrial - 0.1%

Roper Technologies, Inc.	21,981	3,902,727

Machinery-Pumps - 0.1%

Flowserve Corp.	28,316	1,369,645

Xylem, Inc.	38,858	1,976,318

		3,345,963

Medical Information Systems - 0.1%

Cerner Corp.†	65,357	4,218,141

Medical Instruments - 1.2%

Boston Scientific Corp.†	294,726	7,020,373
Edwards Lifesciences Corp.†	45,997	5,297,015
Intuitive Surgical, Inc.†	8,266	5,673,948
Medtronic PLC#	305,433	26,581,834
St. Jude Medical, Inc.	61,748	4,811,404

		49,384,574

Medical Labs & Testing Services - 0.1%

Laboratory Corp. of America Holdings†	22,241	3,045,460
Quest Diagnostics, Inc.	30,726	2,544,727

		5,590,187

Medical Products - 0.8%

Baxter International, Inc.	119,958	5,605,637
Becton Dickinson and Co.	46,091	8,167,786
Henry Schein, Inc.†	17,824	2,919,393
Stryker Corp.#	68,235	7,892,060
Varian Medical Systems, Inc.†#	20,680	1,987,969
Zimmer Biomet Holdings, Inc.	43,277	5,609,132

		32,181,977

Medical-Biomedical/Gene - 2.5%

Alexion Pharmaceuticals, Inc.†	48,659	6,124,222
Amgen, Inc.	163,172	27,749,030
Biogen, Inc.†	47,579	14,541,570
Celgene Corp.†	168,252	17,959,218
Gilead Sciences, Inc.	289,288	22,674,393
Illumina, Inc.†#	31,973	5,382,335
Regeneron Pharmaceuticals, Inc.†	16,941	6,650,190
Vertex Pharmaceuticals, Inc.†	53,727	5,077,739

		106,158,697

Medical-Drugs - 5.8%

AbbVie, Inc.	351,309	22,518,907
Allergan PLC†	85,919	20,151,442
Bristol-Myers Squibb Co.	362,593	20,809,212
Eli Lilly & Co.	210,994	16,404,784
Endo International PLC†	44,494	921,026
Johnson & Johnson	597,472	71,302,308
Mallinckrodt PLC†	23,746	1,770,027
Merck & Co., Inc.	601,247	37,752,299
Pfizer, Inc.	1,317,357	45,844,024
Zoetis, Inc.	99,158	5,066,974

		242,541,003

Medical-Generic Drugs - 0.2%

Mylan NV†	92,755	3,929,102
Perrigo Co. PLC#	31,109	2,830,608

		6,759,710

Medical-HMO - 1.4%

Aetna, Inc.	76,154	8,919,157
Anthem, Inc.	57,115	7,143,944
Centene Corp.†	37,027	2,528,574
Cigna Corp.	55,717	7,146,263
Humana, Inc.	32,371	5,785,021
UnitedHealth Group, Inc.	206,525	28,097,726

		59,620,685

Medical-Hospitals - 0.2%

HCA Holdings, Inc.†	65,404	4,941,272
Universal Health Services, Inc., Class B	19,496	2,349,853

		7,291,125

Medical-Wholesale Drug Distribution - 0.4%

AmerisourceBergen Corp.	39,853	3,466,015
Cardinal Health, Inc.	70,770	5,638,246
McKesson Corp.	48,876	9,023,487

		18,127,748

Metal-Aluminum - 0.1%

Alcoa, Inc.	285,656	2,879,412

Metal-Copper - 0.1%

Freeport-McMoRan, Inc.#	271,979	2,798,664

Motorcycle/Motor Scooter - 0.0%

Harley-Davidson, Inc.#	39,334	2,072,902

Multimedia - 1.3%

Time Warner, Inc.	170,813	13,393,447
Twenty-First Century Fox, Inc., Class A	238,004	5,840,618
Twenty-First Century Fox, Inc., Class B	93,661	2,327,476
Viacom, Inc., Class B	75,287	3,037,078
Walt Disney Co.	324,220	30,625,821

		55,224,440

Networking Products - 0.8%

Cisco Systems, Inc.	1,092,514	34,348,640

Non-Hazardous Waste Disposal - 0.2%

Republic Services, Inc.	51,542	2,603,902
Waste Management, Inc.	89,743	5,738,167

		8,342,069

Office Automation & Equipment - 0.1%

Pitney Bowes, Inc.	40,970	768,597
Xerox Corp.	206,832	2,037,295

		2,805,892

Office Supplies & Forms - 0.0%

Avery Dennison Corp.	19,370	1,500,013

Oil & Gas Drilling - 0.1%

Diamond Offshore Drilling, Inc.#	14,003	258,635
Helmerich & Payne, Inc.#	23,467	1,418,815
Transocean, Ltd.#	74,566	723,290

		2,400,740

Oil Companies-Exploration & Production - 2.0%

Anadarko Petroleum Corp.	110,870	5,928,219
Apache Corp.#	82,221	4,086,384
Cabot Oil & Gas Corp.	101,003	2,487,704
Chesapeake Energy Corp.†#	127,032	806,653
Cimarex Energy Co.	20,594	2,722,115
Concho Resources, Inc.†#	28,312	3,657,911
ConocoPhillips	268,992	11,042,122
Devon Energy Corp.	113,818	4,931,734
EOG Resources, Inc.	119,526	10,576,856
EQT Corp.	37,520	2,682,680
Hess Corp.	57,258	3,109,109
Marathon Oil Corp.	184,119	2,765,467
Newfield Exploration Co.†	42,725	1,852,556
Noble Energy, Inc.	93,090	3,209,743
Occidental Petroleum Corp.	165,893	12,748,877
Pioneer Natural Resources Co.#	35,525	6,360,751
Range Resources Corp.#	36,870	1,422,076
Southwestern Energy Co.†	102,808	1,430,059

		81,821,016

Oil Companies-Integrated - 2.9%

Chevron Corp.	409,380	41,175,441
Exxon Mobil Corp.#	900,694	78,486,475

Murphy Oil Corp.#	35,157	939,395

		120,601,311

Oil Field Machinery & Equipment - 0.1%

FMC Technologies, Inc.†	49,167	1,386,509
National Oilwell Varco, Inc.#	81,901	2,746,960

		4,133,469

Oil Refining & Marketing - 0.5%

Marathon Petroleum Corp.	115,085	4,892,263
Phillips 66	101,604	7,970,834
Tesoro Corp.	26,060	1,965,445
Valero Energy Corp.	102,046	5,648,246

		20,476,788

Oil-Field Services - 0.9%

Baker Hughes, Inc.	95,120	4,673,246
Halliburton Co.	186,642	8,027,472
Schlumberger, Ltd.	301,820	23,843,780

		36,544,498

Paper & Related Products - 0.1%

International Paper Co.#	89,311	4,330,690

Pharmacy Services - 0.2%

Express Scripts Holding Co.†	137,452	9,992,760

Pipelines - 0.5%

Kinder Morgan, Inc.	397,470	8,684,720
ONEOK, Inc.#	45,636	2,139,872
Spectra Energy Corp.#	148,617	5,293,738
Williams Cos., Inc.	148,359	4,145,150

		20,263,480

Publishing-Newspapers - 0.0%

News Corp., Class A	82,665	1,162,270
News Corp., Class B#	23,414	337,864

		1,500,134

Real Estate Investment Trusts - 3.0%

American Tower Corp.	92,218	10,455,677
Apartment Investment & Management Co., Class A	34,016	1,536,843
AvalonBay Communities, Inc.	29,792	5,213,898
Boston Properties, Inc.	33,365	4,675,437
Crown Castle International Corp.	73,177	6,934,984
Digital Realty Trust, Inc.#	31,890	3,159,980
Equinix, Inc.	15,080	5,559,242
Equity Residential	79,390	5,150,029
Essex Property Trust, Inc.	14,212	3,227,545
Extra Space Storage, Inc.	27,196	2,190,638
Federal Realty Investment Trust	15,400	2,448,600
General Growth Properties, Inc.	126,615	3,689,561
HCP, Inc.	101,457	3,990,304
Host Hotels & Resorts, Inc.#	162,325	2,892,632
Iron Mountain, Inc.	51,916	1,994,094
Kimco Realty Corp.	91,152	2,739,118
Macerich Co.	27,416	2,245,096
Prologis, Inc.	114,115	6,060,648
Public Storage	32,011	7,168,543
Realty Income Corp.#	55,959	3,678,185
Simon Property Group, Inc.	67,206	14,480,877
SL Green Realty Corp.	21,772	2,563,000
UDR, Inc.	58,024	2,099,308
Ventas, Inc.	73,445	5,337,248
Vornado Realty Trust	38,543	3,981,877
Welltower, Inc.	77,542	5,951,349
Weyerhaeuser Co.	162,273	5,168,395

		124,593,108

Real Estate Management/Services - 0.0%

CBRE Group, Inc., Class A†	63,389	1,894,697

Rental Auto/Equipment - 0.0%

United Rentals, Inc.†	19,223	1,582,245

Retail-Apparel/Shoe - 0.4%

Coach, Inc.	60,391	2,305,728
Foot Locker, Inc.	29,560	1,940,318
Gap, Inc.#	49,271	1,225,370
L Brands, Inc.	54,954	4,188,044
PVH Corp.	17,602	1,896,792
Ross Stores, Inc.	87,277	5,432,121
Urban Outfitters, Inc.†	18,824	674,840

		17,663,213

Retail-Auto Parts - 0.4%

Advance Auto Parts, Inc.	15,977	2,514,460
AutoZone, Inc.†	6,485	4,810,573
Genuine Parts Co.#	32,499	3,341,547
O’Reilly Automotive, Inc.†	20,950	5,864,953

		16,531,533

Retail-Automobile - 0.1%

AutoNation, Inc.†	15,452	731,652
CarMax, Inc.†#	42,101	2,481,854

		3,213,506

Retail-Bedding - 0.0%

Bed Bath & Beyond, Inc.	33,529	1,554,740

Retail-Building Products - 1.2%

Home Depot, Inc.	270,212	36,240,834
Lowe’s Cos., Inc.	192,472	14,735,656

		50,976,490

Retail-Consumer Electronics - 0.1%

Best Buy Co., Inc.#	61,242	2,356,592

Retail-Discount - 1.4%

Costco Wholesale Corp.	95,152	15,423,188
Dollar General Corp.	61,639	4,524,919
Dollar Tree, Inc.†	51,166	4,231,428
Target Corp.	127,996	8,984,039
Wal-Mart Stores, Inc.	331,716	23,697,791

		56,861,365

Retail-Drug Store - 0.9%

CVS Health Corp.	233,290	21,789,286
Walgreens Boots Alliance, Inc.	187,713	15,150,316

		36,939,602

Retail-Gardening Products - 0.1%

Tractor Supply Co.	28,981	2,432,955

Retail-Jewelry - 0.1%

Signet Jewelers, Ltd.	16,943	1,388,987
Tiffany & Co.#	23,813	1,699,534

		3,088,521

Retail-Major Department Stores - 0.3%

Nordstrom, Inc.#	27,876	1,406,623
TJX Cos., Inc.	143,595	11,119,997

		12,526,620

Retail-Office Supplies - 0.0%

Staples, Inc.	140,382	1,201,670

Retail-Perfume & Cosmetics - 0.1%

Ulta Salon Cosmetics & Fragrance, Inc.†	13,565	3,353,404

Retail-Regional Department Stores - 0.1%

Kohl’s Corp.#	39,903	1,770,895

Macy’s, Inc.	66,986	2,423,554

		4,194,449

Retail-Restaurants - 1.2%

Chipotle Mexican Grill, Inc.†#	6,342	2,623,876
Darden Restaurants, Inc.	24,773	1,527,008
McDonald’s Corp.	190,680	22,054,049
Starbucks Corp.	318,194	17,892,048
Yum! Brands, Inc.	88,500	8,027,835

		52,124,816

Rubber-Tires - 0.0%

Goodyear Tire & Rubber Co.#	57,765	1,695,403

Savings & Loans/Thrifts - 0.0%

People’s United Financial, Inc.#	67,521	1,097,216

Semiconductor Components-Integrated Circuits - 0.7%

Analog Devices, Inc.	66,760	4,176,506
Linear Technology Corp.	51,934	3,024,636
QUALCOMM, Inc.	319,064	20,123,366

		27,324,508

Semiconductor Equipment - 0.3%

Applied Materials, Inc.	236,574	7,059,368
KLA-Tencor Corp.	33,821	2,342,442
Lam Research Corp.#	34,665	3,234,938

		12,636,748

Soap & Cleaning Preparation - 0.1%

Church & Dwight Co., Inc.	27,873	2,771,134

Steel-Producers - 0.1%

Nucor Corp.	69,057	3,349,955

Telecom Services - 0.1%

Level 3 Communications, Inc.†	62,974	3,125,400

Telecommunication Equipment - 0.0%

Juniper Networks, Inc.	76,724	1,770,790

Telephone-Integrated - 2.5%

AT&T, Inc.	1,337,157	54,662,978
CenturyLink, Inc.#	118,608	3,297,302
Frontier Communications Corp.#	254,806	1,172,108
Verizon Communications, Inc.	885,418	46,333,924

		105,466,312

Television - 0.1%

CBS Corp., Class B	90,210	4,603,416
TEGNA, Inc.	47,262	957,528

		5,560,944

Textile-Home Furnishings - 0.1%

Mohawk Industries, Inc.†	13,840	2,944,875

Tobacco - 1.7%

Altria Group, Inc.	424,958	28,085,474
Philip Morris International, Inc.	336,952	33,671,613
Reynolds American, Inc.	179,819	8,913,628

		70,670,715

Tools-Hand Held - 0.1%

Snap-on, Inc.	12,629	1,935,899
Stanley Black & Decker, Inc.	32,606	4,034,993

		5,970,892

Toys - 0.1%

Hasbro, Inc.	24,377	1,992,576
Mattel, Inc.	73,948	2,449,897

		4,442,473

Transport-Rail - 0.8%

CSX Corp.	207,625	5,871,635
Kansas City Southern	23,455	2,268,568
Norfolk Southern Corp.	64,236	6,031,760
Union Pacific Corp.	182,682	17,451,611

		31,623,574

Transport-Services - 0.7%

C.H. Robinson Worldwide, Inc.	31,010	2,152,714
Expeditors International of Washington, Inc.	39,545	2,002,954
FedEx Corp.	54,223	8,943,000
Ryder System, Inc.	11,664	764,225
United Parcel Service, Inc., Class B	149,973	16,380,051

		30,242,944

Transport-Truck - 0.0%

JB Hunt Transport Services, Inc.	19,330	1,534,609

Vitamins & Nutrition Products - 0.1%

Mead Johnson Nutrition Co.	40,544	3,449,078

Water - 0.1%

American Water Works Co., Inc.	38,601	2,856,088

Web Portals/ISP - 2.6%

Alphabet, Inc., Class A†	63,789	50,383,742
Alphabet, Inc., Class C†	64,155	49,210,093
Yahoo!, Inc.†	189,826	8,115,061

		107,708,896

Wireless Equipment - 0.1%

Motorola Solutions, Inc.	34,511	2,657,002

X-Ray Equipment - 0.0%

Hologic, Inc.†	52,691	2,024,388

Total Long-Term Investment Securities
(cost $2,239,520,388)		4,086,382,470

SHORT-TERM INVESTMENT SECURITIES - 3.0%
Registered Investment Companies - 0.6%

State Street Navigator Securities Lending Prime Portfolio(2)(3) 0.43%	24,346,205	24,346,205

U.S. Government Treasuries - 2.4%

United States Treasury Bills
0.23% due 09/08/2016	$5,000,000	4,999,820
0.24% due 09/01/2016	25,000,000	25,000,000
0.24% due 09/22/2016(4)	14,452,000	14,450,280
0.24% due 09/29/2016	15,000,000	14,996,938
0.27% due 09/15/2016	40,000,000	39,996,880

		99,443,918

Total Short-Term Investment Securities
(cost $123,788,884)		123,790,123

REPURCHASE AGREEMENTS - 0.2%

State Street Bank and Trust Co. Joint Repurchase Agreement(5) (cost $9,090,000)	9,090,000	9,090,000

TOTAL INVESTMENTS
(cost $2,372,399,272)(6)	100.8%	4,219,262,593
Liabilities in excess of other assets	(0.8)	(31,746,964)

NET ASSETS	100.0%	$4,187,515,629

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 4)

(2)	At August 31, 2016, the Fund had loaned securities with a total value of $194,155,299. This was secured by collateral of $24,346,205, which was received in cash and subsequently invested in short-term investments currently valued at $24,346,205 as reported in the Portfolio of Investments. Additional collateral of $180,761,050 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2016
United States Treasury Bills	0.00%	09/08/2016 to 06/22/2017	$26,743,457
United States Treasury Notes/Bonds	zero coupon to 8.88%	09/15/2016 to 05/15/2046	154,017,593

(3)	The rate shown is the 7-day yield as of August 31, 2016
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 3 for details of Joint Repurchase Agreements.
(6)	See Note 5 for cost of investments on a tax basis.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2016	Unrealized Appreciation (Depreciation)
1,017	Long	S&P 500 E-Mini Index	September 2016	$109,786,766	$110,319,075	$532,309

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$4,086,382,470	$—	$—	$4,086,382,470
Short-Term Investment Securities:
Registered Investment Companies	24,346,205	—	—	24,346,205
U.S. Government Treasuries	—	99,443,918	—	99,443,918
Repurchase Agreements	—	9,090,000	—	9,090,000

Total Investments at Value	$4,110,728,675	$108,533,918	$—	$4,219,262,593

Other Financial Instruments:†
Futures Contracts	$532,309	$—	$—	$532,309

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS - August 31, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.2%
Aerospace/Defense-Equipment - 2.2%

Triumph Group, Inc.	22,200	$707,292
United Technologies Corp.	15,770	1,678,401

		2,385,693

Agricultural Chemicals - 0.7%

Agrium, Inc.	7,800	751,608

Applications Software - 1.5%

Microsoft Corp.	28,854	1,657,951

Banks-Commercial - 1.1%

M&T Bank Corp.	10,590	1,253,115

Banks-Super Regional - 5.8%

PNC Financial Services Group, Inc.	25,493	2,296,919
Wells Fargo & Co.	80,966	4,113,073

		6,409,992

Building & Construction Products-Misc. - 1.2%

Fortune Brands Home & Security, Inc.	20,880	1,327,133

Building-Residential/Commercial - 1.2%

PulteGroup, Inc.	61,040	1,304,425

Cable/Satellite TV - 1.1%

Comcast Corp., Class A	18,114	1,182,120

Chemicals-Diversified - 1.3%

Dow Chemical Co.	27,313	1,465,069

Commercial Services - 1.1%

Nielsen Holdings PLC	22,600	1,204,128

Computer Services - 1.2%

Cognizant Technology Solutions Corp., Class A†	23,100	1,326,864

Cruise Lines - 0.8%

Norwegian Cruise Line Holdings, Ltd.†	24,540	880,741

Diversified Banking Institutions - 7.3%

Citigroup, Inc.	50,780	2,424,237
Goldman Sachs Group, Inc.	6,532	1,106,913
JPMorgan Chase & Co.	66,407	4,482,472

		8,013,622

Diversified Manufacturing Operations - 6.1%

3M Co.	7,620	1,365,809
Eaton Corp. PLC	26,875	1,788,263
General Electric Co.	67,834	2,119,134
Ingersoll-Rand PLC	21,494	1,461,377

		6,734,583

Electric-Integrated - 3.5%

Dominion Resources, Inc.	8,000	593,280
Edison International	16,024	1,165,265
Eversource Energy	26,524	1,431,500
NextEra Energy, Inc.	5,955	720,198

		3,910,243

Electronic Components-Semiconductors - 2.3%

Intel Corp.	69,922	2,509,501

Finance-Other Services - 1.1%

Intercontinental Exchange, Inc.	4,110	1,159,102

Food-Misc./Diversified - 2.1%

Ingredion, Inc.	8,700	1,191,552
Kraft Heinz Co.	12,881	1,152,721

		2,344,273

Hotels/Motels - 1.0%

Hilton Worldwide Holdings, Inc.	47,950	1,144,567

Insurance Brokers - 1.3%

Marsh & McLennan Cos., Inc.	21,325	1,442,210

Insurance-Life/Health - 1.1%

Principal Financial Group, Inc.	24,219	1,188,426

Insurance-Multi-line - 2.7%

Chubb, Ltd.	13,774	1,748,334
MetLife, Inc.	27,120	1,177,008

		2,925,342

Investment Management/Advisor Services - 3.5%

Ameriprise Financial, Inc.	7,751	783,471
BlackRock, Inc.	4,368	1,628,434
Invesco, Ltd.	44,800	1,397,312

		3,809,217

Machinery-Construction & Mining - 0.8%

Caterpillar, Inc.	10,800	885,060

Medical Instruments - 1.9%

Medtronic PLC	23,575	2,051,732

Medical Products - 0.6%

Baxter International, Inc.	13,930	650,949

Medical-Biomedical/Gene - 1.1%

Amgen, Inc.	7,336	1,247,560

Medical-Drugs - 8.5%

Allergan PLC†	6,100	1,430,694
AstraZeneca PLC ADR#	39,400	1,292,714
Bristol-Myers Squibb Co.	24,460	1,403,759
Merck & Co., Inc.	51,758	3,249,885
Pfizer, Inc.	18,024	627,235
Roche Holding AG	5,828	1,420,929

		9,425,216

Medical-HMO - 1.5%

UnitedHealth Group, Inc.	12,555	1,708,108

Multimedia - 1.0%

Thomson Reuters Corp.	27,380	1,135,996

Networking Products - 3.0%

Cisco Systems, Inc.	106,019	3,333,237

Oil Companies-Exploration & Production - 6.7%

Anadarko Petroleum Corp.	11,460	612,766
Canadian Natural Resources, Ltd.	26,700	829,035
EOG Resources, Inc.	18,160	1,606,978
Marathon Oil Corp.	87,598	1,315,722
Occidental Petroleum Corp.	11,410	876,859
Pioneer Natural Resources Co.	7,740	1,385,847
Southwestern Energy Co.†	50,754	705,988

		7,333,195

Oil Companies-Integrated - 4.0%

Chevron Corp.	25,921	2,607,134
Exxon Mobil Corp.	20,707	1,804,408

		4,411,542

Oil-Field Services - 1.3%

Halliburton Co.	34,050	1,464,490

Paper & Related Products - 0.6%

International Paper Co.	14,545	705,287

Retail-Apparel/Shoe - 1.0%

PVH Corp.	9,950	1,072,212

Retail-Building Products - 1.9%

Home Depot, Inc.	7,754	1,039,966
Lowe’s Cos., Inc.	13,450	1,029,732

		2,069,698

Retail-Catalog Shopping - 0.8%

Liberty Interactive Corp. QVC Group, Class A†	42,300	893,799

Retail-Drug Store - 1.2%

CVS Health Corp.	13,604	1,270,614

Retail-Jewelry - 0.6%

Signet Jewelers, Ltd.	8,300	680,434

Semiconductor Components-Integrated Circuits - 3.5%

Analog Devices, Inc.	9,969	623,661
Maxim Integrated Products, Inc.	38,575	1,570,774
QUALCOMM, Inc.	25,570	1,612,700

		3,807,135

Telephone-Integrated - 1.7%

Verizon Communications, Inc.	35,195	1,841,754

Television - 1.1%

CBS Corp., Class B	24,445	1,247,428

Tobacco - 2.1%

British American Tobacco PLC	19,741	1,224,856
Philip Morris International, Inc.	11,270	1,126,211

		2,351,067

Transport-Rail - 1.2%

Union Pacific Corp.	14,100	1,346,973

Wireless Equipment - 0.9%

Nokia OYJ ADR#	173,100	981,477

Total Long-Term Investment Securities
(cost $84,631,868)		108,244,888

SHORT-TERM INVESTMENT SECURITIES - 2.0%
Registered Investment Companies - 2.0%

State Street Navigator Securities Lending Prime Portfolio 0.43%(1)(2) (cost $2,198,800)	2,198,800	2,198,800

REPURCHASE AGREEMENTS - 1.5%

Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 08/31/2016, to be repurchased 09/01/2016 in the amount of $1,681,000 collateralized by $1,630,000 of United States Treasury Notes, bearing interest at 2.13% due 09/30/2021 and having an approximate value of $1,716,046 (cost $1,681,000)	$1,681,000	1,681,000

TOTAL INVESTMENTS
(cost $88,511,668)(3)	101.7%	112,124,688
Liabilities in excess of other assets	(1.7)	(1,862,849)

NET ASSETS	100.0%	$110,261,839

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At August 31, 2016, the Fund had loaned securities with a total value of $2,104,658. This was secured by collateral of $2,198,800, which was received in cash and subsequently invested in short-term investments currently valued at $2,198,800 as reported in the Portfolio of Investments.
(2)	The rate shown is the 7-day yield as of August 31, 2016.
(3)	See Note 5 for cost of investments on a tax basis.

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$108,244,888	$—	$—	$108,244,888
Short-Term Investment Scurities	2,198,800	—	—	2,198,800
Repurchase Agreements	—	1,681,000	—	1,681,000

Total Investments at Value	$110,443,688	$1,681,000	$—	$112,124,688

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS - August 31, 2016 - (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”) , etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of August 31, 2016, is reported on a schedule following each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

For the Money Market I Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Money Market I Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market I Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued based upon the average of quotations received from at least two brokers in such securities or currencies, and are generally categorized as Level 1. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Series’ fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Derivative Instruments

Forward Foreign Currency Contracts: During the period, the Global Strategy Fund used forward contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates and to enhance return. The Growth Fund used forward contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

Futures: During the period, the Asset Allocation Fund, Core Equity Fund, Dynamic Allocation Fund, Emerging Economies Fund, Global Social Awareness Fund, Growth Fund, International Equities Index Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund, used futures contracts to increase or decrease exposure to equity or bond markets or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates. The Growth & Income Fund used futures contracts to increase or decrease exposure to equity markets.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Fund since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

Options: During the period, the Dynamic Allocation Fund and Health Sciences Fund used options contracts to facilitate trading, increase market exposure, generate income or seek protection against a decline in the value of the Funds’ securities or an increase in prices of securities that may be purchased.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Fund of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

Transactions in options written during the period ended August 31, 2016 are summarized as follows:

	Written Options
	Dynamic Allocation		Health Sciences
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options Outstanding as of May 31, 2016	76,000	$672,494	849	$627,823
Options Written	320,000	3,700,356	158	92,279
Options terminated in closing purchase transactions	321,000	3,619,167	—	—
Options exercised	—	—	433	236,636
Options expired	—	—	28	90,752

Options Outstanding as of August 31, 2016	75,000	$753,683	546	$392,714

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when the Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements.

The following tables represent the value of derivatives held as of August 31, 2016, by their primary underlying risk exposure. The Funds’ derivative contracts held during the year are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of August 31, 2016, please refer to the schedule following each Fund’s Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts	Equity Contracts		Foreign Exchange Contracts
Fund	Futures Contracts(3)	Futures Contracts(3)	Options Purchased(2)	Foreign Exchange Contracts(1)	Total
Asset Allocation	$—	$198,637	$—	$—	$198,637
Dynamic Allocation	—	—	1,068,750	—	1,068,750
Global Strategy	—	—	—	750,720	750,720

	Liability Derivatives
	Interest Rate Contracts	Equity Contracts		Foreign Exchange Contracts
Fund	Futures Contracts(3)	Futures Contracts(3)	Options Written(2)	Foreign Exchange Contracts(1)	Total
Asset Allocation	$9,173	$98,115	$—	$—	$107,288
Dynamic Allocation	—	233,700	342,237	—	575,937
Emerging Economies	—	531,255	—	—	531,255
Global Social Awareness	—	105,165	—	—	105,165
Global Strategy	—	—	—	6,210,035	6,210,035
Growth	—	—	—	17,760	17,760
Growth & Income	—	1,710	—	—	1,710
Health Sciences	—	—	200,735	—	200,735
International Equities Index	—	93,980	—	—	93,980
Mid Cap Index	—	626,640	—	—	626,640
Nasdaq-100® Index	—	6,255	—	—	6,255
Small Cap Index	—	279,030	—	—	279,030
Stock Index	—	289,845	—	—	289,845

Statement of Assets and Liabilities Location:

(1)	Reported as unrealized appreciation (depreciation) on the Portfolio of Investments
(2)	Reported at value on the Portfolio of Investments
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Fund’s Portfolio of Investments in the following amounts:

Fund	Cumulative Appreciation (Depreciation)	Fund	Cumulative Appreciation (Depreciation)
Asset Allocation	$1,594,738	International Equities Index	$2,944,876
Dynamic Allocation	(295,233)	Mid Cap Index	9,516,978
Emerging Economies	(678,526)	Nasdaq-100® Index	1,103,992
Global Social Awareness	919,298	Small Cap Index	4,250,215
Growth & Income	(2,337)	Stock Index	532,309

Note 3. Repurchase Agreements

As of August 31, 2016, the following funds held an undivided interest in a joint repurchase agreement with State Street Bank and Trust Co.:

Fund	Percentage Ownership	Principal Amount
Dividend Value	1.85%	$3,460,000
International Equities Index	0.59	1,105,000
Mid Cap Index	8.87	16,585,000
Money Market I	5.63	10,534,000
Nasdaq-100® Index	6.46	12,082,000
Small Cap Index	7.52	14,065,000
Stock Index	4.86	9,090,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

State Street Bank and Trust Co., dated August 31, 2016, bearing interest at a rate of 0.01% per annum, with a principal amount of $186,961,000, a repurchase price of $186,961,052, and a maturity date of September 1, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	7.88%	02/15/2021	25,000,000	$32,390,275
U.S. Treasury Bonds	8.75	05/15/2020	25,000,000	32,638,075
U.S. Treasury Notes	2.25	07/31/2021	104,560,000	109,953,518
U.S. Treasury Notes	3.50	05/15/2020	14,310,000	15,722,526

Note 4. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Funds owned shares of various VALIC Co. I or VALIC Co. II Funds and securities issued by American International Group, Inc. or an affiliate thereof. During the period ended August 31, 2016, transactions in these securities were as follows:

Dynamic Allocation Fund

Security	Value at 05/31/2016	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value 08/31/2016
VALIC Co. I Blue Chip Growth Fund	$9,656,837	$—	$—	$37,388	$275,276	$25,041	$268,726	$9,712,716
VALIC Co. I Broad Cap Value Income Fund	10,198,859	—	—	37,388	275,277	36,251	270,932	10,268,153
VALIC Co. I Capital Conservation Fund	13,382,737	—	—	652,343	385,387	(2,700)	330,447	13,977,440
VALIC Co. I Dividend Value Fund	6,233,249	—	—	3,536,982	251,271	15,899	460,638	9,995,497
VALIC Co. I Emerging Economies Fund	4,863,913	—	—	11,419	1,894,585	(473,600)	827,075	3,334,222
VALIC Co. I Foreign Value Fund	10,283,647	—	—	33,751	1,553,750	(366,635)	841,220	9,238,233
VALIC Co. I Global Real Estate Fund	2,067,658	—	—	7,478	55,057	(4,204)	111,736	2,127,611
VALIC Co. I Government Securities Fund	8,089,267	—	—	1,033,548	241,748	4,908	140,085	9,026,060
VALIC Co. I Growth & Income Fund	4,148,954	—	—	14,955	110,110	24,506	119,789	4,198,094
VALIC Co. I Growth Fund	10,055,419	—	—	37,388	275,277	(5)	345,683	10,163,208
VALIC Co. I Inflation Protected Fund	2,057,368	—	—	7,478	55,056	(1,362)	52,540	2,060,968
VALIC Co. I International Equities Fund	4,998,586	—	—	18,694	137,639	(10,852)	88,270	4,957,059
VALIC Co. I International Government Bond Fund	2,150,796	—	—	7,478	55,056	(2,287)	94,056	2,194,987
VALIC Co. I International Growth Fund	9,917,764	—	—	33,751	1,053,751	(120,094)	111,052	8,888,722
VALIC Co. I Large Cap Core Fund	8,276,564	—	—	29,910	220,222	(37,187)	294,408	8,343,473
VALIC Co. I Large Capital Growth Fund	8,115,300	—	—	29,910	220,221	(36,580)	299,110	8,187,519
VALIC Co. I Mid Cap Index Fund	4,137,185	—	—	14,955	110,111	8,945	206,328	4,257,302
VALIC Co. I Stock Index Fund	30,341,539	—	—	112,163	825,830	106,226	1,097,671	30,831,769
VALIC Co. I Value Fund	10,310,155	—	—	37,388	275,277	62,288	298,603	10,433,157
VALIC Co. II Capital Appreciation Fund	6,059,909	—	—	22,433	165,167	40,947	109,113	6,067,235
VALIC Co. II Core Bond Fund	15,122,528	—	—	56,082	412,915	14,088	381,080	15,160,863
VALIC Co. II High Yield Bond Fund	2,973,093	—	—	11,216	82,582	(3,495)	154,249	3,052,481
VALIC Co. II Mid Cap Growth Fund	2,143,173	—	—	7,478	55,056	(19,875)	95,739	2,171,459
VALIC Co. II Mid Cap Value Fund	2,056,580	—	—	7,478	55,055	(13,661)	99,094	2,094,436
VALIC Co. II Small Cap Growth Fund	4,131,419	—	—	14,955	110,110	(2,520)	459,475	4,493,219
VALIC Co. II Small Cap Value Fund	4,359,202	—	—	14,955	110,109	(14,363)	305,173	4,554,858
VALIC Co. II Strategic Bond Fund	6,242,521	—	—	18,795	1,343,640	(33,032)	249,144	5,133,788

	$202,374,222	$—	$—	$5,847,759	$10,605,535	$(803,353)	$8,111,436	$204,924,529

Stock Index Fund

Security	Value at 05/31/2016	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 08/31/2016
American International Group, Inc. Common Stock	$14,832,387	$82,004	$—	$—	$740,749	$320,620	$130,381	$14,542,639

Note 5. Federal Income Taxes

As of August 31, 2016, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asset Allocation	$150,163,481	$5,783,903	$(2,676,114)	$3,107,789
Blue Chip Growth	430,085,346	207,627,272	(13,274,908)	194,352,364
Broad Cap Value Income	48,406,047	12,143,449	(1,995,121)	10,148,328
Capital Conservation	216,446,065	7,455,346	(414,346)	7,041,000
Core Equity	194,911,348	45,199,589	(7,453,588)	37,746,001
Dividend Value	671,858,078	83,416,094	(19,726,565)	63,689,529
Dynamic Allocation	250,057,593	8,516,566	(6,994,567)	1,521,999
Emerging Economies	599,754,629	81,212,122	(30,162,086)	51,050,036
Foreign Value	917,060,165	88,385,538	(119,578,482)	(31,192,944)
Global Real Estate	521,683,173	51,271,516	(29,908,437)	21,363,079
Global Social Awareness	409,890,237	49,442,908	(27,410,545)	22,032,363
Global Strategy	416,304,860	43,186,669	(33,907,363)	9,279,306
Government Securities	151,732,218	6,830,163	(355,189)	6,474,974
Growth	814,018,059	88,865,452	(15,552,488)	73,312,964
Growth & Income	95,938,484	18,991,881	(3,130,472)	15,861,409
Health Sciences	699,016,079	147,319,629	(38,234,429)	109,085,200
Inflation Protected	458,209,743	25,259,842	(10,900,479)	14,359,363
International Equities Index	1,030,278,954	103,893,125	(157,634,478)	(53,741,353)
International Government Bond*	204,033,854	11,086,960	(2,973,305)	8,113,655
International Growth	432,288,216	57,859,988	(25,204,967)	32,655,021
Large Cap Core	139,488,896	20,417,484	(2,007,038)	18,410,446
Large Capital Growth	340,783,016	71,743,887	(9,477,306)	62,266,581
Mid Cap Index	2,582,840,774	911,707,735	(197,109,040)	714,598,695
Mid Cap Strategic Growth	234,725,066	35,753,738	(6,154,622)	29,599,116
Money Market I	356,553,949	—	—	—
Nasdaq-100® Index	189,666,888	152,467,246	(5,800,375)	146,666,871
Science & Technology	905,797,639	165,169,954	(39,484,201)	125,685,753
Small Cap Aggressive Growth	113,005,358	14,701,931	(5,897,939)	8,803,992
Small Cap	283,729,591	69,561,595	(22,276,781)	47,284,814
Small Cap Index	947,624,597	312,270,220	(103,773,901)	208,496,319
Small Cap Special Values	242,301,838	36,921,878	(13,551,010)	23,370,868
Small-Mid Growth	107,528,052	14,561,923	(4,741,812)	9,820,111
Stock Index	2,418,832,455	1,919,022,549	(118,592,411)	1,800,430,138
Value	88,721,600	27,852,627	(4,449,539)	23,403,088

*	The tax adjustments for International Government Bond Fund are for the 12 months ended September 30, 2015.

ADDITIONAL INFORMATION

Additional information is available in the VALIC Company I’s Annual and Semi-annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	October 28, 2016

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	October 28, 2016